UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - December 31, 2005

Item 1:	Reports to Shareholders

Vanguard® 500 Index Fund

 > Annual Report

December 31, 2005

> In fiscal year 2005, Vanguard 500 Index Fund closely tracked the 4.9% return of its target benchmark.

> Most major stock sectors advanced, enabling the broad U.S. market to post its third straight positive year.

> Energy companies were the leading performers, followed by financials and health care stocks.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Fund Profile	7
Performance Summary	8
Financial Statements	10
Your Fund's After-Tax Returns	27
About Your Fund's Expenses	28
Glossary	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Year Ended December 31, 2005
Vanguard 500 Index Fund	Total Return

Investor Shares	4.8%

Admiral(TM)Shares[1]	4.9

S&P 500 Index	4.9

Average Large-Cap Core Fund[2]	4.8

Your Fund’s Performance at a Glance
December 31, 2004–December 31, 2005

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard 500 Index Fund

Investor Shares	$111.64	$114.92	$1.980	$0.000

Admiral Shares[1]	111.64	114.92	2.082	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard 500 Index Fund’s Investor Shares returned 4.8% in 2005 as U.S. stocks made overall gains for the third straight year. The fund’s lower-cost Admiral Shares returned 4.9%. The fund closely tracked the 4.9% return of its benchmark, the Standard & Poor’s 500 Index, and equaled the 4.8% average return of its peer fund group.

The first table on page 1 provides the total returns (capital change plus reinvested distributions) for both of the fund’s share classes and its comparative measures. The per-share components of the fund’s total returns—starting and ending net asset values, as well as income distributions—are shown in the second table. Shareholders who own the 500 Index Fund in a taxable account may also wish to review the fund’s after-tax returns on page 27. If you held the fund in a taxable account, you’ll note that the fund did not distribute capital gains for the sixth straight year. In addition, the fund’s dividend distributions met the test for qualified dividend income, which is eligible for a reduced tax rate.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad U.S. market returned 6.3% for the 12 months. Differences between the returns of small-

2

and large-capitalization stocks, and of value- and growth-oriented stocks, were relatively narrow.

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively, applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Modest bond returns belied unusual interest rate movements

During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most fixed-income securities followed suit. Increases were most pronounced among short-term investments. Among longer-term securities, the increase was modest. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to an inversion of the yield curve, with short-term bonds yielding slightly more than some long-term bonds. Because rising yields are the flip side of falling bond prices, these interest rate movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

Market Barometer
Average Annual Total Returns Periods Ended December 31, 2005
One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%
Russell 2000 Index (Small-caps)	4.6	22.1	8.2
Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1
MSCI All Country World Index ex USA (International)	17.1	26.2	6.7

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%
Lehman Municipal Bond Index	3.5	4.4	5.6
Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2

CPI
Consumer Price Index	3.4%	2.8%	2.5%

3

Directionless at first, the S&P 500 went on to advance modestly

Vanguard 500 Index Fund—like the target S&P 500 itself—drifted sideways through the first half of the year, and the Investor Shares finished the first six months with a –0.9% return. However, investors grew more positive about stocks as the summer progressed. Your fund posted consecutive quarterly gains of 3.6% and 2.0%, which helped it to close 2005 with returns approaching 5%.

The fund’s advance, if not dramatic, was broadly based, reflecting gains in most market sectors. The leading industry by far was energy (+31.3%)—no surprise given the prominence of rising oil and gas prices during the year. Although energy stocks make up less than 10% of the index, “big oil” firms such as ExxonMobil (+12%), the market’s second-largest company by capitalization, and ConocoPhillips (+37%) provided outsized increases.

Most other S&P 500 sectors advanced, with financials (the largest sector by market value) and health care gaining 6.5% each. Utilities (+16.8%) also more than pulled their weight. Investors in information technology stocks (+1%), the index’s second-largest group, continued to sort through winners and losers in the fast-moving industry. Illustrating the sector’s volatility, the fund’s leading gainers included computer makers Apple (+123%) and Hewlett-Packard (+38%), while the two stocks exerting the biggest drag on the fund’s performance were computer giant Dell (–29%) and venerable IBM (–16%).

Expense Ratios:[1] Your fund compared with its peer group
	Investor Shares	Admiral Shares	Average Large-Cap Core Fund

500 Index Fund	0.18%	0.09%	1.45%

Total Returns

	Ten Years Ended December 31, 2005
	Average Annual Return	Final Value of a $10,000 Initial Investment
500 Index Fund

Investor Shares	9.0%	$23,669

S&P 500 Index	9.1	23,836

Average Large-Cap Core Fund	7.3	20,223

1	The fund’s expense ratio reflects the fiscal year ended December 31, 2005. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.

4

Two sectors retreated in 2005. Consumer discretionary stocks (–6.1%) suffered as some well-known companies battled a variety of problems. This group included online retailer eBay (–26%), struggling automakers GM (–48%) and Ford (–45%), and media giants Comcast (–22%), Time Warner (–10%), and News Corp. (–16%). The other sector that declined was telecommunications services (–5.6%).

The 500 Index Fund possesses a long-term record worth reviewing

The fund’s long-term performance continues to showcase the merits of index investing. As shown in the table on page 4, over the past decade your fund has returned 9.0% a year, on average—1.7 percentage points above the average return of competing large-company mutual funds, the vast majority of which are actively managed. The cumulative effect of this outperformance is illustrated by the growth of hypothetical $10,000 initial investments in the fund and the average peer; as you can see, your fund would have ended up $3,446 ahead.

The fund’s advisor, Vanguard’s Quantitative Equity Group, has provided consistently excellent results in tracking the performance of the S&P 500 Index. An index is a theoretical portfolio that incurs no investment expenses, making it a small bull’s-eye to hit. Yet the 500 Index Fund has come very close to doing so, despite its real-world expenses. The fund’s ten-year annualized return is only one tenth of a percentage point behind that of the S&P 500 Index—about as close as we can get to replicating its performance. For an index fund, that result constitutes a resounding success.

What’s more, the fund’s competitive advantages, including broad diversification and low turnover, are difficult for competitor funds to overcome because most of them must surmount much higher operating expenses in pursuit of superior performance. As you can see in the table on page 4, your investment continues to benefit from a cost advantage shareholders have enjoyed since the fund’s inception back in 1976. While we believe that actively managed funds—especially those with clear mandates, experienced management, and low costs—have a place in many portfolios, the long-term success of Vanguard 500 Index Fund is powerful evidence that diversified, low-cost index funds should be core holdings for most investors.

Experienced investors recognize the benefits of a long-range strategy

As long-time Vanguard shareholders know, we continually urge our clients to focus on long-term performance rather than short-term trends. Inexperienced investors looking at Vanguard 500 Index Fund’s performance over the last three years might be tempted to think that this positive trend will mean more gains in 2006. However, nothing the market did yesterday guarantees what it will do tomorrow.

5

One thing that does stay constant, though, is the need to keep a long-term perspective. Even if the stocks listed in the S&P 500 Index—and therefore owned by the fund—should reverse course and post negative results this year, a buy-and-hold approach will remain the best way for stock investors to seek long-term growth of capital.

Patient investors know that time is their best ally. For example, after three consecutive years of decline in 2000–2002, the 500 Index Fund still had a ten-year annualized return of 9.3%. Now, after three consecutive positive years, the fund’s ten-year annualized return remains about 9.0%, which is the broad market’s annualized return over the past 75 years. The annual ups and downs get smoothed out by the passage of time, and the market’s long-term results emerge as the only numbers that count for those who stick with a sound investment plan. We think the 500 Index Fund is a reliable component of any such plan because it aims to capture the overall return of companies that make up the bulk of the stock market’s value, and it does so with the aid of skilled management and consistently low costs.

Naturally, you need more than one mutual fund to reach your goals. We hope that, no matter what the stock and bond markets do in 2006, you will maintain a steady and well-diversified mix of stock funds, bond funds, and short-term reserves designed for your specific circumstances and objectives. I hope you will take advantage of the many resources we offer at Vanguard.com® that can help you build and maintain a successful investment program.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
January 12, 2006

6

Fund Profile
As of December 31, 2005

Portfolio Characteristics

	Fund	Target Index[1]
Number of Stocks	506	500
Median Market Cap	$53.3B	$53.3B
Price/Earnings Ratio	17.3x	17.3x
Price/Book Ratio	2.8x	2.8x
Yield		1.9%
Investor Shares	1.7%
Admiral Shares	1.8%
Return on Equity	18.5%	18.5%
Earnings Growth Rate	13.1%	13.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	6%	—
Expense Ratio		—
Investor Shares	0.18%
Admiral Shares	0.09%
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)

	Fund	Target Index[1]
Consumer Discretionary	11%	11%
Consumer Staples	10	9
Energy	9	9
Financial Services	21	21
Health Care	13	13
Industrials	11	12
Information Technology	15	15
Materials & Processing	3	3
Telecommunication Services	3	3
Utilities	4	4

Volatility Measures

	Fund	Target Index[1]

R-Squared	1.00	1.00

Beta	1.00	1.00

Ten Largest Holdings2 (% of total net assets)

General Electric Co.	conglomerate	3.3%
ExxonMobil Corp.	integrated oil and gas	3.1
Citigroup, Inc.	banking	2.2
Microsoft Corp.	computer software	2.1
The Procter & Gamble Co	consumer products manufacturers	1.7
Bank of America Corp.	banking	1.6
Johnson & Johnson	pharmaceuticals	1.6
American International Group, Inc.	insurance	1.6
Pfizer Inc.	pharmaceuticals	1.5
Altria Group, Inc.	tobacco	1.4
Top Ten		20.1%

Investment Focus

1	S&P 500.
2	"Ten Largest Holdings" excludes any temporary cash investments and equity index products.
See page 30 for a glossary of investment terms.

7

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment

500 Index Fund Investor Shares[1]	4.77%	0.42%	9.00%	$23,669

Dow Jones Wilshire 5000 Index	6.32	2.12	9.16	24,019

S&P 500 Index	4.91	0.54	9.07	23,836

Average Large-Cap Core Fund[2]	4.84	-1.30	7.30	20,223

	One Year	Five Years	Since Inception[3]	Final Value of a $100,000 Investment

500 Index Fund Admiral Shares	4.87%	0.49%	0.06%	$100,329

Dow Jones Wilshire 5000 Index	6.32	2.12	1.55	108,185

S&P 500 Index	4.91	0.54	0.11	100,555

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Derived from data provided by Lipper Inc.
3	November 13, 2000.
Note: See Financial Highlights tables on pages 21 and 22 for dividend and capital gains information.

8

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

9

Financial Statements

Statement of Net Assets
As of December 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stock (99.9%)[1]
Consumer Discretionary (10.8%)
Home Depot, Inc.	20,232,045	818,993
Time Warner, Inc.	44,407,562	774,468
Lowe's Cos., Inc.	7,447,115	496,425
* Comcast Corp. Class A	18,864,115	489,712
Viacom Inc. Class B	14,575,479	475,161
* eBay Inc.	10,885,012	470,777
Target Corp.	8,373,484	460,290
The Walt Disney Co.	18,320,771	439,149
McDonald's Corp.	11,986,822	404,196
News Corp., Class A	23,165,505	360,224
Carnival Corp.	4,126,256	220,631
* Starbucks Corp.	7,319,015	219,644
The McGraw-Hill Cos., Inc.	3,570,621	184,351
Federated Department Stores, Inc.	2,592,556	171,964
Best Buy Co., Inc.	3,892,774	169,258
Clear Channel Communications, Inc.	5,147,961	161,903
* Kohl's Corp.	3,283,448	159,576
Staples, Inc.	6,965,881	158,195
NIKE, Inc. Class B	1,810,507	157,134
Omnicom Group Inc.	1,717,255	146,190
Gannett Co., Inc.	2,284,674	138,383
* Amazon.com, Inc.	2,921,138	137,732
Ford Motor Co.	17,692,225	136,584
Harley-Davidson, Inc.	2,615,455	134,670
Johnson Controls, Inc.	1,837,835	133,997
Starwood Hotels & Resorts Worldwide, Inc.	2,087,974	133,338
Yum! Brands, Inc.	2,695,889	126,383
Harrah's Entertainment, Inc.	1,750,331	124,781
J.C. Penney Co., Inc. (Holding Co.)	2,211,875	122,980
* Coach, Inc.	3,619,781	120,683
* Sears Holdings Corp.	950,497	109,811
Fortune Brands, Inc.	1,391,583	108,571
Marriott International, Inc. Class A	1,567,761	104,993
^General Motors Corp.	5,385,976	104,596
* Bed Bath & Beyond, Inc.	2,827,320	102,208
TJX Cos., Inc.	4,387,688	101,926
International Game Technology	3,209,151	98,778
The Gap, Inc.	5,466,355	96,426
D. R. Horton, Inc.	2,592,567	92,632
* Office Depot, Inc.	2,941,572	92,365
Centex Corp.	1,216,644	86,978
* Apollo Group, Inc. Class A	1,385,973	83,796
Pulte Homes, Inc.	2,043,200	80,420
Lennar Corp. Class A	1,308,082	79,819
Nordstrom, Inc.	2,082,025	77,868
H & R Block, Inc.	3,120,481	76,608
Tribune Co.	2,493,588	75,456

10

	Shares	Market Value• ($000)
Hilton Hotels Corp.	3,124,342	75,328
Limited Brands, Inc.	3,316,619	74,126
Genuine Parts Co.	1,652,639	72,584
Black & Decker Corp.	746,749	64,937
Eastman Kodak Co.	2,735,357	64,007
* Univision Communications Inc.	2,129,442	62,584
Newell Rubbermaid, Inc.	2,623,858	62,395
Wendy's International, Inc.	1,107,012	61,173
Mattel, Inc.	3,845,946	60,843
Dollar General Corp.	3,015,579	57,507
KB HOME	745,492	54,167
Whirlpool Corp.	642,480	53,814
Tiffany & Co.	1,354,653	51,870
Sherwin-Williams Co.	1,069,192	48,563
Darden Restaurants Inc.	1,247,216	48,492
* AutoZone Inc.	526,165	48,276
VF Corp.	847,658	46,909
* Comcast Corp. Special
Class A	1,817,671	46,696
Knight Ridder	661,351	41,864
Leggett & Platt, Inc.	1,752,081	40,228
*^ Interpublic Group of Cos., Inc.	4,100,349	39,568
E.W. Scripps Co. Class A	810,108	38,901
* AutoNation, Inc.	1,724,286	37,469
Brunswick Corp.	918,624	37,351
Family Dollar Stores, Inc.	1,478,706	36,657
^New York Times Co. Class A	1,381,854	36,550
Liz Claiborne, Inc.	1,016,626	36,416
Hasbro, Inc.	1,698,617	34,278
Jones Apparel Group, Inc.	1,112,588	34,179
Circuit City Stores, Inc.	1,491,645	33,696
The Stanley Works	692,746	33,280
*^The Goodyear Tire & Rubber Co.	1,682,020	29,234
Reebok International Ltd.	502,014	29,232
RadioShack Corp.	1,283,623	26,995
Meredith Corp.	399,639	20,917
Snap-On Inc.	551,700	20,722
Dow Jones & Co., Inc.	561,861	19,940
OfficeMax, Inc.	674,233	17,099
Dillard's Inc.	588,088	14,596
Maytag Corp.	762,830	14,356
* Big Lots Inc.	1,087,954	13,066
Dana Corp.	1,433,015	10,289
Cooper Tire & Rubber Co.	583,869	8,945
Viacom Inc. Class A	143,386	4,697
News Corp., Class B	9,800	163
* Visteon Corp.	5,265	33
		11,586,015
Consumer Staples (9.5%)
The Procter & Gamble Co.	31,922,815	1,847,693
Altria Group, Inc.	19,832,856	1,481,911
Wal-Mart Stores, Inc.	23,792,325	1,113,481
PepsiCo, Inc.	15,802,452	933,609
The Coca-Cola Co.	19,713,934	794,669
Walgreen Co.	9,639,156	426,629
Anheuser-Busch Cos., Inc.	7,393,929	317,643
Colgate-Palmolive Co.	4,933,965	270,628
Kimberly-Clark Corp.	4,449,553	265,416
Costco Wholesale Corp.	4,496,289	222,431
CVS Corp.	7,754,473	204,873
Sysco Corp.	5,907,832	183,438
General Mills, Inc.	3,383,628	166,881
Archer-Daniels-Midland Co.	6,220,947	153,409
Sara Lee Corp.	7,233,986	136,722
* The Kroger Co.	6,903,703	130,342
Avon Products, Inc.	4,365,724	124,641
Wm. Wrigley Jr. Co.	1,708,764	113,616
H.J. Heinz Co.	3,187,438	107,480
Kellogg Co.	2,446,034	105,718
Safeway, Inc.	4,279,143	101,245
ConAgra Foods, Inc.	4,942,175	100,227
The Hershey Co.	1,724,691	95,289
The Clorox Co.	1,435,267	81,652
^Reynolds American Inc.	814,252	77,623
Albertson's, Inc.	3,512,247	74,986
Whole Foods Market, Inc.	963,296	74,549

11

	Shares	Market Value• ($000)
UST, Inc.	1,557,802	63,605
Coca-Cola Enterprises, Inc.	2,886,219	55,329
Brown-Forman Corp. Class B	791,180	54,845
Campbell Soup Co.	1,772,540	52,768
* Constellation Brands, Inc. Class A	1,873,688	49,147
SuperValu Inc.	1,297,003	42,127
Tyson Foods, Inc.	2,397,088	40,990
McCormick & Co., Inc.	1,274,857	39,419
The Pepsi Bottling Group, Inc.	1,305,693	37,356
Molson Coors Brewing Co. Class B	537,717	36,022
Alberto-Culver Co. Class B	718,902	32,890
		10,211,299
Energy (9.3%)
ExxonMobil Corp.	59,263,260	3,328,817
Chevron Corp.	21,381,665	1,213,837
ConocoPhillips Co.	13,215,428	768,874
Schlumberger Ltd.	5,610,552	545,065
Burlington Resources, Inc.	3,600,467	310,360
Occidental Petroleum Corp.	3,828,707	305,837
Valero Energy Corp.	5,873,032	303,048
Halliburton Co.	4,884,355	302,635
Devon Energy Corp.	4,231,552	264,641
* Transocean Inc.	3,143,676	219,083
Apache Corp.	3,136,216	214,893
Anadarko Petroleum Corp.	2,259,069	214,047
Marathon Oil Corp.	3,490,348	212,806
Baker Hughes, Inc.	3,255,722	197,883
EOG Resources, Inc.	2,300,815	168,811
XTO Energy, Inc.	3,459,104	151,993
Williams Cos., Inc.	5,457,494	126,450
* Weatherford International Ltd.	3,310,921	119,855
* Nabors Industries, Inc.	1,504,920	113,998
BJ Services Co.	3,069,998	112,577
* National Oilwell Varco Inc.	1,660,003	104,082
Sunoco, Inc.	1,296,467	101,617
Kerr-McGee Corp.	1,104,684	100,372
Amerada Hess Corp.	761,965	96,632
Kinder Morgan, Inc.	1,002,243	92,156
Noble Corp.	1,303,966	91,982
Murphy Oil Corp.	1,572,638	84,907
El Paso Corp.	6,279,541	76,359
Rowan Cos., Inc.	1,041,072	37,104
		9,980,721
Financials (21.2%)
Citigroup, Inc.	48,182,686	2,338,306
Bank of America Corp.	38,249,889	1,765,232
American International Group, Inc.	24,721,032	1,686,716
JPMorgan Chase & Co.	33,325,727	1,322,698
Wells Fargo & Co.	15,926,752	1,000,678
Wachovia Corp.	14,795,464	782,088
American Express Co.	11,826,043	608,568
Merrill Lynch & Co., Inc.	8,752,239	592,789
Morgan Stanley	10,266,248	582,507
The Goldman Sachs Group, Inc.	4,293,468	548,319
U.S. Bancorp	17,299,185	517,073
Fannie Mae	9,218,499	449,955
Freddie Mac	6,581,127	430,077
Washington Mutual, Inc.	9,397,542	408,793
MetLife, Inc.	7,212,410	353,408
Prudential Financial, Inc.	4,809,706	352,022
The Allstate Corp.	6,177,730	334,030
Lehman Brothers Holdings, Inc.	2,551,592	327,038
MBNA Corp.	11,953,604	324,540
The St. Paul Travelers, Cos. Inc.	6,595,002	294,599
SunTrust Banks, Inc.	3,442,045	250,443
Capital One Financial Corp.	2,852,530	246,459
The Hartford Financial Services Group Inc.	2,860,835	245,717

12

	Shares	Market Value• ($000)
The Bank of New York Co., Inc.	7,335,659	233,641
AFLAC Inc.	4,765,564	221,217
Progressive Corp. of Ohio	1,878,647	219,388
SLM Corp.	3,974,499	218,955
BB&T Corp.	5,164,927	216,462
Fifth Third Bancorp	5,284,515	199,332
Countrywide Financial Corp.	5,687,580	194,458
The Chubb Corp.	1,903,960	185,922
National City Corp.	5,249,282	176,218
State Street Corp.	3,123,033	173,141
PNC Financial Services Group	2,783,261	172,089
Marsh & McLennan Cos., Inc.	5,187,755	164,763
ACE Ltd.	3,069,898	164,055
Golden West Financial Corp.	2,427,098	160,188
Regions Financial Corp.	4,361,345	148,984
Moody's Corp.	2,363,212	145,148
Charles Schwab Corp.	9,824,864	144,131
Mellon Financial Corp.	3,982,297	136,394
Simon Property Group, Inc. REIT	1,775,734	136,074
Franklin Resources Corp.	1,413,819	132,913
KeyCorp	3,883,746	127,892
The Principal Financial Group, Inc.	2,668,170	126,551
Bear Stearns Co., Inc.	1,079,189	124,679
Genworth Financial Inc.	3,587,040	124,040
North Fork Bancorp, Inc.	4,530,387	123,951
Loews Corp.	1,291,426	122,492
Equity Office Properties Trust REIT	3,868,379	117,328
XL Capital Ltd. Class A	1,660,715	111,899
Aon Corp.	3,047,840	109,570
ProLogis REIT	2,319,019	108,345
Equity Residential REIT	2,744,455	107,363
CIT Group Inc.	1,902,687	98,521
Ameriprise Financial, Inc.	2,342,891	96,058
Vornado Realty Trust REIT	1,124,307	93,846
Northern Trust Corp.	1,766,738	91,552
T. Rowe Price Group Inc.	1,244,652	89,652
Comerica, Inc.	1,574,007	89,341
Lincoln National Corp.	1,649,936	87,496
AmSouth Bancorp	3,319,719	87,010
Marshall & Ilsley Corp.	1,991,962	85,734
Archstone-Smith Trust REIT	2,018,995	84,576
M & T Bank Corp.	759,851	82,862
* E*TRADE FINANCIAL Corp.	3,896,071	81,272
Synovus Financial Corp.	2,974,390	80,338
Ambac Financial Group, Inc.	1,001,739	77,194
MBIA, Inc.	1,276,780	76,811
Zions Bancorp	994,531	75,147
Cincinnati Financial Corp.	1,663,962	74,346
Sovereign Bancorp, Inc.	3,401,620	73,543
Jefferson-Pilot Corp.	1,276,494	72,671
SAFECO Corp.	1,176,585	66,477
UnumProvident Corp.	2,838,312	64,572
Plum Creek Timber Co. Inc. REIT	1,752,862	63,191
Compass Bancshares Inc.	1,186,124	57,278
MGIC Investment Corp.	864,111	56,876
Torchmark Corp.	988,317	54,950
Public Storage, Inc. REIT	787,468	53,327
Huntington Bancshares Inc.	2,173,297	51,616
First Horizon National Corp.	1,200,899	46,163
Janus Capital Group Inc.	2,054,285	38,271
Apartment Investment & Management Co.
Class A REIT	911,464	34,517
Federated Investors, Inc.	807,328	29,903
		22,824,749
Health Care (13.3%)
Johnson & Johnson	28,333,827	1,702,863

13

	Shares	Market Value• ($000)
Pfizer Inc.	70,206,630	1,637,219
* Amgen, Inc.	11,755,826	927,064
UnitedHealth Group Inc.	12,988,833	807,126
Medtronic, Inc.	11,520,343	663,226
Merck & Co., Inc.	20,825,854	662,470
Eli Lilly & Co.	10,825,384	612,608
Wyeth	12,783,876	588,953
Abbott Laboratories	14,774,136	582,544
* WellPoint Inc.	6,262,269	499,666
Bristol-Myers Squibb Co.	18,634,268	428,215
Schering-Plough Corp.	14,075,730	293,479
Cardinal Health, Inc.	4,078,514	280,398
Aetna Inc.	2,723,980	256,899
* Gilead Sciences, Inc.	4,361,220	229,531
Baxter International, Inc.	5,939,438	223,620
* Caremark Rx, Inc.	4,283,610	221,848
Guidant Corp.	3,160,036	204,612
HCA Inc.	4,037,395	203,888
* St. Jude Medical, Inc.	3,491,307	175,264
* Genzyme Corp.	2,459,367	174,074
* Medco Health
Solutions, Inc.	2,929,134	163,446
* Zimmer Holdings, Inc.	2,359,805	159,145
McKesson Corp.	2,930,257	151,172
* Biogen Idec Inc.	3,232,557	146,532
Becton, Dickinson & Co.	2,400,416	144,217
* Boston Scientific Corp.	5,619,496	137,621
Allergan, Inc.	1,253,395	135,316
CIGNA Corp.	1,197,947	133,811
* Forest Laboratories, Inc.	3,217,217	130,876
Stryker Corp.	2,777,135	123,388
* Express Scripts Inc.	1,386,990	116,230
* Coventry Health Care Inc.	1,547,218	88,130
Biomet, Inc.	2,372,210	86,752
* Humana Inc.	1,550,336	84,230
AmerisourceBergen Corp.	1,986,005	82,221
* MedImmune Inc.	2,343,489	82,069
Quest Diagnostics, Inc.	1,578,167	81,244
* Fisher Scientific International Inc.	1,167,883	72,245
* Laboratory Corp. of America Holdings	1,265,920	68,170
C.R. Bard, Inc.	998,747	65,837
* Hospira, Inc.	1,531,924	65,536
IMS Health, Inc.	2,206,630	54,989
Health Management Associates Class A	2,354,214	51,699
Applera Corp.-Applied Biosystems Group	1,789,717	47,535
* Thermo Electron Corp.	1,544,498	46,536
* Chiron Corp.	1,042,453	46,347
* Patterson Cos	1,317,865	44,017
Mylan Laboratories, Inc.	2,082,004	41,557
* Waters Corp.	1,054,070	39,844
* King Pharmaceuticals, Inc.	2,302,804	38,963
Bausch & Lomb, Inc.	512,634	34,808
* Tenet Healthcare Corp.	4,475,062	34,279
* Millipore Corp.	496,469	32,787
* Watson Pharmaceuticals, Inc.	966,950	31,436
Manor Care, Inc.	754,277	29,998
PerkinElmer, Inc.	1,247,176	29,383
		14,297,933
Industrials (11.3%)
General Electric Co.	100,634,223	3,527,230
United Parcel Service, Inc.	10,510,345	789,852
3M Co.	7,237,739	560,925
Tyco International Ltd.	19,172,730	553,325
United Technologies Corp.	9,701,761	542,425
The Boeing Co.	7,688,542	540,043
Caterpillar, Inc.	6,478,377	374,256
Honeywell International Inc.	8,026,513	298,988
FedEx Corp.	2,886,139	298,398
Emerson Electric Co.	3,912,601	292,271
Burlington Northern Santa Fe Corp.	3,556,562	251,876
General Dynamics Corp.	1,917,159	218,652
Lockheed Martin Corp.	3,405,456	216,689
Northrop Grumman Corp.	3,383,886	203,405

14

	Shares	Market Value• ($000)
Union Pacific Corp.	2,523,275	203,149
Norfolk Southern Corp.	3,870,804	173,528
Illinois Tool Works, Inc.	1,950,200	171,598
Raytheon Co.	4,254,619	170,823
Cendant Corp.	9,756,302	168,296
Waste Management, Inc.	5,255,755	159,512
Deere & Co.	2,297,095	156,455
Ingersoll-Rand Co.	3,150,868	127,200
Danaher Corp.	2,259,395	126,029
Masco Corp.	4,036,261	121,855
PACCAR, Inc.	1,612,302	111,620
Southwest Airlines Co.	6,644,030	109,161
CSX Corp.	2,068,936	105,040
Rockwell Automation, Inc.	1,706,071	100,931
Textron, Inc.	1,260,713	97,050
Eaton Corp.	1,409,498	94,563
Pitney Bowes, Inc.	2,172,548	91,790
ITT Industries, Inc.	879,401	90,420
L-3 Communications Holdings, Inc.	1,144,142	85,067
Dover Corp.	1,930,240	78,155
Rockwell Collins, Inc.	1,645,330	76,458
Parker Hannifin Corp.	1,140,654	75,238
R.R. Donnelley & Sons Co.	2,069,535	70,799
American Standard Cos., Inc.	1,741,185	69,560
Fluor Corp.	826,898	63,886
Cooper Industries, Inc. Class A	872,626	63,702
Robert Half International, Inc.	1,622,004	61,458
Avery Dennison Corp.	1,052,010	58,145
Cintas Corp.	1,311,702	54,016
W.W. Grainger, Inc.	724,016	51,478
Goodrich Corp.	1,170,646	48,114
* Monster Worldwide Inc.	1,172,607	47,866
Equifax, Inc.	1,236,864	47,026
Cummins Inc.	445,931	40,013
American Power Conversion Corp.	1,636,903	36,012
Pall Corp.	1,186,474	31,869
Ryder System, Inc.	611,159	25,070
*^Allied Waste Industries, Inc.	2,078,737	18,168
* Navistar International Corp.	587,421	16,812
		12,166,267
Information Technology (15.1%)
Microsoft Corp.	87,188,521	2,279,980
Intel Corp.	57,421,370	1,433,237
International Business Machines Corp.	15,043,601	1,236,584
* Cisco Systems, Inc.	58,502,854	1,001,569
Hewlett-Packard Co.	27,286,686	781,218
QUALCOMM Inc.	15,659,540	674,613
* Dell Inc.	22,415,359	672,237
* Apple Computer, Inc.	8,026,665	577,037
Motorola, Inc.	23,722,762	535,897
Texas Instruments, Inc.	15,410,612	494,218
* Yahoo! Inc.	12,025,928	471,176
* Oracle Corp.	35,818,921	437,349
First Data Corp.	7,276,924	312,981
* EMC Corp.	22,769,344	310,118
* Corning, Inc.	14,514,410	285,353
Applied Materials, Inc.	15,452,824	277,224
Automatic Data Processing, Inc.	5,491,637	252,011
Adobe Systems, Inc.	5,726,048	211,635
* Symantec Corp.	10,300,151	180,253
* Electronic Arts Inc.	2,862,746	149,750
* Sun Microsystems, Inc.	32,517,963	136,250
* Xerox Corp.	9,146,973	134,003
*^Agilent Technologies, Inc.	3,915,314	130,341
* Broadcom Corp.	2,754,325	129,866
Analog Devices, Inc.	3,493,763	125,321
Computer Associates International, Inc.	4,370,375	123,201
Paychex, Inc.	3,176,366	121,083
Electronic Data Systems Corp.	4,967,180	119,411
* Advanced Micro Devices, Inc.	3,848,409	117,761

15

	Shares	Market Value• ($000)
Maxim Integrated Products, Inc.	3,122,083	113,144
*^Lucent Technologies, Inc.	42,333,544	112,607
Linear Technology Corp.	2,902,631	104,698
* Network Appliance, Inc.	3,543,948	95,687
Autodesk, Inc.	2,198,136	94,410
KLA-Tencor Corp.	1,880,126	92,747
* Intuit, Inc.	1,685,210	89,822
* Computer Sciences Corp.	1,762,045	89,230
National Semiconductor Corp.	3,273,150	85,036
Xilinx, Inc.	3,319,337	83,680
* Freescale Semiconductor, Inc. Class B	3,189,624	80,283
* Micron Technology, Inc.	5,885,835	78,340
* Fiserv, Inc.	1,757,096	76,030
* Affiliated Computer Services, Inc. Class A	1,183,656	70,049
* Altera Corp.	3,452,095	63,967
Scientific-Atlanta, Inc.	1,462,483	62,989
* Jabil Circuit, Inc.	1,657,044	61,460
* NVIDIA Corp.	1,630,248	59,602
* NCR Corp.	1,748,568	59,346
Siebel Systems, Inc.	5,039,171	53,314
* Comverse Technology, Inc.	1,923,909	51,157
* Lexmark International, Inc.	1,106,020	49,583
* Citrix Systems, Inc.	1,679,511	48,336
* Tellabs, Inc.	4,271,131	46,555
* Avaya Inc.	3,988,430	42,557
* BMC Software, Inc.	2,060,012	42,210
* JDS Uniphase Corp.	15,737,850	37,141
Molex, Inc.	1,363,042	35,371
* Compuware Corp.	3,689,521	33,095
* Novell, Inc.	3,638,150	32,125
* Solectron Corp.	8,701,271	31,847
Symbol Technologies, Inc.	2,392,957	30,678
* Novellus Systems, Inc.	1,271,734	30,674
Sabre Holdings Corp.	1,251,224	30,167
* LSI Logic Corp.	3,734,837	29,879
* Teradyne, Inc.	1,877,419	27,354
* QLogic Corp.	767,220	24,942
* ADC Telecommunications, Inc.	1,109,547	24,787
* Mercury Interactive Corp.	824,727	22,919
Tektronix, Inc.	794,150	22,403
* Sanmina-SCI Corp.	5,006,095	21,326
* Convergys Corp.	1,333,201	21,131
* Unisys Corp.	3,250,277	18,949
* Freescale Semiconductor, Inc. Class A	719,000	18,112
* Andrew Corp.	1,546,855	16,598
* Ciena Corp.	5,509,284	16,363
* Parametric Technology Corp.	2,593,549	15,821
* PMC Sierra Inc.	1,743,392	13,442
* Applied Micro Circuits Corp.	2,852,507	7,331
* Gateway, Inc.	2,511,805	6,305
Molex, Inc. Class A	4,051	100
		16,187,376
Materials (3.0%)
Dow Chemical Co.	9,191,935	402,791
E.I. du Pont de Nemours & Co.	8,756,213	372,139
Alcoa Inc.	8,287,998	245,076
Newmont Mining Corp. (Holding Co.)	4,255,234	227,229
Monsanto Co.	2,557,060	198,249
Praxair, Inc.	3,069,591	162,566
International Paper Co.	4,671,557	157,011
Weyerhaeuser Co.	2,316,605	153,684
Phelps Dodge Corp.	967,094	139,136
Air Products & Chemicals, Inc.	2,113,322	125,088
Nucor Corp.	1,482,090	98,885
Freeport-McMoRan Copper & Gold, Inc. Class B	1,752,870	94,304
PPG Industries, Inc.	1,590,772	92,106
Rohm & Haas Co.	1,371,645	66,415
Vulcan Materials Co.	969,806	65,704

16

	Shares	Market Value• ($000)
Ecolab, Inc.	1,755,617	63,676
United States Steel Corp.	1,079,860	51,909
MeadWestvaco Corp.	1,728,238	48,442
Temple-Inland Inc.	1,068,848	47,938
* Sealed Air Corp.	775,155	43,540
Sigma-Aldrich Corp.	640,843	40,559
Eastman Chemical Co.	776,046	40,036
Ashland, Inc.	683,481	39,574
Ball Corp.	990,889	39,358
Engelhard Corp.	1,142,007	34,431
* Pactiv Corp.	1,366,207	30,057
Allegheny Technologies Inc.	810,866	29,256
Bemis Co., Inc.	1,002,854	27,950
Louisiana-Pacific Corp.	1,008,548	27,705
International Flavors & Fragrances, Inc.	769,607	25,782
* Hercules, Inc.	1,073,037	12,125
		3,202,721
Telecommunication Services (3.0%)
AT&T Inc.	37,205,239	911,156
Verizon Communications Inc.	26,334,116	793,184
Sprint Nextel Corp.	28,138,880	657,324
BellSouth Corp.	17,416,158	471,978
Alltel Corp.	3,646,907	230,120
* Qwest Communications International Inc.	14,703,394	83,074
CenturyTel, Inc.	1,247,564	41,369
Citizens Communications Co.	3,180,105	38,893
		3,227,098
Utilities (3.4%)
Exelon Corp.	6,354,772	337,693
Dominion Resources, Inc.	3,307,502	255,339
Southern Co.	7,062,123	243,855
Duke Energy Corp.	8,834,266	242,501
TXU Corp.	4,598,454	230,796
FPL Group, Inc.	3,760,589	156,290
Public Service Enterprise Group, Inc.	2,387,619	155,124
FirstEnergy Corp.	3,141,382	153,896
American Electric Power Co., Inc.	3,749,484	139,068
Entergy Corp.	1,976,127	135,661
Edison International	3,103,051	135,324
PG&E Corp.	3,267,719	121,298
Sempra Energy	2,448,479	109,790
Consolidated Edison Inc.	2,332,981	108,087
PPL Corp.	3,620,430	106,441
Progress Energy, Inc.	2,396,809	105,268
Ameren Corp.	1,945,472	99,686
* AES Corp.	6,220,932	98,477
Constellation Energy Group, Inc.	1,699,842	97,911
Cinergy Corp.	1,899,441	80,650
DTE Energy Co.	1,693,639	73,148
Xcel Energy, Inc.	3,837,125	70,833
KeySpan Corp.	1,660,589	59,266
NiSource, Inc.	2,596,468	54,162
* Allegheny Energy, Inc.	1,551,041	49,090
Pinnacle West Capital Corp.	942,815	38,985
CenterPoint Energy Inc.	2,953,429	37,952
TECO Energy, Inc.	1,981,961	34,050
* CMS Energy Corp.	2,098,595	30,451
NICOR Inc.	421,015	16,550
*^Dynegy, Inc.	2,870,656	13,894
Peoples Energy Corp.	362,878	12,726
		3,604,262
Total Common Stocks (Cost $75,485,867)		107,288,441
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2] Vanguard Market Liquidity Fund, 4.274%	66,600,900	66,601
[2] Vanguard Market Liquidity Fund, 4.274%—Note E	260,041,900	260,042
		326,643

17

	Face Amount ($000)	Market Value• ($000)

U.S. Agency Obligation (0.0%)

[3] Federal National Mortgage Assn
[4] 3.969%, 1/11/06	25,000	24,977

Total Temporary Cash Investments
(Cost $351,620)		351,620

Total Investments (100.2%)
(Cost $75,837,487)		107,640,061

Other Assets and Liabilities (-0.2%)

Other Assets—Note B		752,152

Liabilities—Note E		(988,872)

		(236,720)

Net Assets (100%)		107,403,341

At December 31, 2005, net assets consisted of:5

Amount ($000)

Paid-in Capital	81,259,347

Overdistributed Net Investment Income	(136,998)

Accumulated Net Realized Losses	(5,519,398)

Unrealized Appreciation (Depreciation)

Investment Securities	31,802,574

Futures Contracts	(2,184)

Net Assets	107,403,341

Investor Shares-Net Assets

Applicable to 603,681,850 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	69,375,149

Net Asset Value Per Share-
Investor Shares	$114.92

Admiral Shares-Net Assets

Applicable to 330,902,227 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	38,028,192

Net Asset Value Per Share-
Admiral Shares	$114.92

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
ˆ	Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $24,977,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT -Real Estate Investment Trust.

18

Statement of Operations

Year Ended December 31, 2005
($000)
Investment Income
Income
Dividends	2,016,865
Interest[1]	8,157
Security Lending	3,683
Total Income	2,028,705
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,128
Management and Administrative
Investor Shares	120,264
Admiral Shares	19,747
Marketing and Distribution
Investor Shares	14,347
Admiral Shares	4,337
Custodian Fees	363
Auditing Fees	20
Shareholders' Reports
Investor Shares	1,370
Admiral Shares	39
Trustees' Fees and Expenses	158
Total Expenses	161,773
Net Investment Income	1,866,932
Realized Net Gain (Loss)
Investment Securities Sold	396,108
Futures Contracts	11,514
Realized Net Gain (Loss)	407,622
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,687,268
Futures Contracts	(6,184)
Change in Unrealized Appreciation (Depreciation)	2,681,084
Net Increase (Decrease) in Net Assets Resulting from Operations	4,955,638

1 Interest income from an affiliated company of the fund was $7,294,000.

19

Statement of Changes in Net Assets

Year Ended December 31,
2005 ($000)	2004 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,866,932	1,846,389
Realized Net Gain (Loss)	407,622	313,365
Change in Unrealized Appreciation (Depreciation)	2,681,084	8,146,728
Net Increase (Decrease) in Net Assets Resulting from Operations	4,955,638	10,306,482
Distributions
Net Investment Income
Investor Shares	(1,324,414)	(1,460,061)
Admiral Shares	(566,269)	(394,953)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,890,683)	(1,855,014)
Capital Share Transactions-Note F
Investor Shares	(16,859,513)	2,117,417
Admiral Shares	14,619,185	2,569,616
Net Increase (Decrease) from Capital Share Transactions	(2,240,328)	4,687,033
Total Increase (Decrease)	824,627	13,138,501
Net Assets
Beginning of Period	106,578,714	93,440,213
End of Period[1]	107,403,341	106,578,714

1 Including undistributed (overdistributed) net investment income of ($136,998,000) and ($113,247,000).

20

Financial Highlights

500 Index Fund Investor Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$111.64	$102.67	$81.15	$105.89	$121.86
Investment Operations
Net Investment Income	1.95	1.951	1.44	1.32	1.260
Net Realized and Unrealized Gain (Loss) on Investments	3.31	8.97	21.51	(24.70)	(15.955)
Total from Investment Operations	5.26	10.92	22.95	(23.38)	(14.695)
Distributions
Dividends from Net Investment Income	(1.98)	(1.95)	(1.43)	(1.36)	(1.275)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.98)	(1.95)	(1.43)	(1.36)	(1.275)
Net Asset Value, End of Period	$114.92	$111.64	$102.67	$81.15	$105.89
Total Return[2]	4.77%	10.74%	28.50%	-22.15%	-12.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,375	$84,167	$75,342	$56,224	$73,151
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.75%	1.86%1	1.61%	1.43%	1.14%
Portfolio Turnover Rate[3]	6%	3%	1%	6%	3%

1	Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

21

500 Index Fund Admiral Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$111.64	$102.68	$81.15	$105.89	$121.87
Investment Operations
Net Investment Income	2.052	2.031	1.507	1.374	1.313
Net Realized and Unrealized Gain (Loss) on Investments	3.310	8.97	21.510	(24.700)	(15.955)
Total from Investment Operations	5.362	11.00	23.017	(23.326)	(14.642)
Distributions
Dividends from Net Investment Income	(2.082)	(2.04)	(1.487)	(1.414)	(1.338)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.082)	(2.04)	(1.487)	(1.414)	(1.338)
Net Asset Value, End of Period	$114.92	$111.64	$102.68	$81.15	$105.89
Total Return	4.87%	10.82%	28.59%	-22.10%	-11.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,028	$22,412	$18,098	$11,922	$13,863
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.96%[1]	1.67%	1.50%	1.22%
Portfolio Turnover Rate[2]	6%	3%	1%	6%	3%

1	Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.   See accompanying Notes, which are an integral part of the Financial Statements.

22

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

23

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $12,747,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 12.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $1,486,508,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $13,321,000 of ordinary income available for distribution. The fund had available realized losses of $5,517,969,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31, 2013, and $398,175,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $31,802,574,000, consisting of unrealized gains of $39,647,744,000 on securities that had risen in value since their purchase and $7,845,170,000 in unrealized losses on securities that had fallen in value since their purchase.

24

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	466	146,184	(1,852)

E-mini S&P 500 Index	420	26,351	(332)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D.     During the year ended December 31, 2005, the fund purchased $6,906,426,000 of investment securities and sold $9,011,236,000 of investment securities other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $250,614,000, for which the fund received cash collateral of $260,042,000.

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	10,254,612	92,341	13,187,913	125,964

Issued in Lieu of Cash Distributions	1,263,113	11,331	1,386,492	13,013

Redeemed	(28,377,238)	(253,914)	(12,456,988)	(118,858)

Net Increase (Decrease)—Investor Shares	(16,859,513)	(150,242)	2,117,417	20,119

Admiral Shares

Issued	18,807,375	167,602	5,194,097	49,523

Issued in Lieu of Cash Distributions	487,001	4,337	332,619	3,121

Redeemed	(4,675,191)	(41,782)	(2,957,100)	(28,162)

Net Increase (Decrease)—Admiral Shares	14,619,185	130,157	2,569,616	24,482

25

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and broker and by agreement to the underlying ownership records for the Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2006

Special 2005 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,890,683,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

26

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. To calculate qualified dividend income, we use actual prior-year figures. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares[1] Periods Ended December 31, 2005
	One Year	Five Years	Ten Years

Returns Before Taxes	4.77%	0.42%	9.00%

Returns After Taxes on Distributions	4.50	0.05	8.44

Returns After Taxes on Distributions and Sale of Fund Shares	3.45	0.20	7.67

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005
500 Index Fund	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]

Based on Actual Fund Return

Investor Shares	$1,000.00	$1,056.94	$0.93

Admiral Shares	1,000.00	1,057.34	0.47

Based on Hypothetical 5% Yearly Return

Investor Shares	$1,000.00	$1,024.30	$0.92

Admiral Shares	1,000.00	1,024.75	0.46

1	The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Note that the expenses shown in the table on page 28 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

29

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

30

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997—2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036	S&P 500 ®, Standard & Poor’s 500, and
500 are trademarks of The McGraw-Hill Companies, Inc., and
Text Telephone > 800-952-3335	have been licensed for use by The Vanguard Group, Inc
Vanguard mutual funds are not sponsored, endorsed,
This material may be used in conjunction	sold, or promoted by Standard & Poor’s, and Standard
with the offering of shares of any Vanguard	& Poor’s makes no representation regarding the advisability
fund only if preceded or accompanied by	of investing in the funds.
the fund's current prospectus
All other marks are the exclusive property of their
respective owners.

You can review and copy information about your fund	All comparative mutual fund data are from Lipper Inc.
at the SEC's Public Reference Room in Washington, D.C.	or Morningstar, Inc., unless otherwise noted.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also	You can obtain a free copy of Vanguard's proxy voting
available on the SEC's website, and you can receive	guidelines by visiting our website, www.vanguard.com,
copies of this information, for a fee, by sending a request	and searching for "proxy voting guidelines," or by calling
in either of two ways: via e-mail addressed to	Vanguard at 800-662-2739. They are also available from
publicinfo@sec.gov or via regular mail addressed to the	SEC's website, www.sec.gov. In addition, you may
Public Reference Section, Securities and Exchange	obtain a free report on how your fund voted the proxies for
Commission, Washington, DC 20549-0102.	securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or
www.sec.gov.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022006

Vanguard® U.S. Stock Index Funds
Small-Capitalization Portfolios

> Annual Report

December 31, 2005

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

> For fiscal year 2005, the three Vanguard small-capitalization index funds produced returns ranging from 6.1% to 8.6%.

> In the small-cap arena, growth-oriented stocks outpaced value issues, and the energy and industrials sectors performed particularly well.

> All of the funds tracked their benchmark indexes closely, and two of the three outperformed their average peer-group competitors by significant margins.

Contents

Your Fund's Total Returns	1

Chairman's Letter	3

Small-Cap Index Fund	9

Small-Cap Growth Index Fund	25

Small-Cap Value Index Fund	40

Your Fund's After-Tax Returns	57

About Your Fund's Expenses	58

Glossary	60

   Small-Cap Index Fund
   Small-Cap Growth Index Fund
   Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2005
Vanguard Small-Cap Index Fund	Total Return

Investor Shares	7.4%

Admiral(TM)Shares[1]	7.5

Institutional Shares[2]	7.6

VIPER(R)Shares[3]

Market Price	7.5

Net Asset Value	7.5

MSCI US Small Cap 1750 Index	7.5

Average Small-Cap Core Fund[4]	6.4

Vanguard Small-Cap Growth Index Fund

Investor Shares	8.6%

Institutional Shares[2]	8.8

VIPER Shares[3]

Market Price	8.8

Net Asset Value	8.8

MSCI US Small Cap Growth Index	8.7

Average Small-Cap Growth Fund[4]	5.7

Vanguard Small-Cap Value Index Fund

Investor Shares	6.1%

Institutional Shares[2]	6.3

VIPER Shares[3]

Market Price	6.3

Net Asset Value	6.2

MSCI US Small Cap Value Index	6.3

Average Small-Cap Value Fund[4]	6.2

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2 This class of shares also carries low expenses and is available for a minimum investment of $5 million.
3 Traded on the American Stock Exchange, VIPERs® (U.S. Pat. No. 6,879,964 B2) are available only through brokers. The table shows VIPER returns based on both the AMEX market price and the net asset value for a share.
4 Derived from data provided by Lipper Inc.

1

Your Fund’s Performance at a Glance

December 31, 2004-December 31, 2005			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Small-Cap Index Fund

Investor Shares	$26.83	$28.52	$0.290	$0.000

Admiral Shares	26.83	28.53	0.315	0.000

Institutional Shares	26.84	28.54	0.333	0.000

VIPER Shares	56.05	59.59	0.683	0.000

Small-Cap Growth Index Fund

Investor Shares	$15.16	$16.43	$0.040	$0.000

Institutional Shares	15.18	16.46	0.063	0.000

VIPER Shares	53.95	58.47	0.214	0.000

Small-Cap Value Index Fund

Investor Shares	$13.97	$14.56	$0.262	$0.000

Institutional Shares	13.99	14.59	0.283	0.000

VIPER Shares	58.31	60.76	1.167	0.000

2

Chairman’s Letter

Dear Shareholder,

During 2005, all three of the Vanguard Small-Cap Index Funds tracked their indexes with precision and, like the overall stock market, recorded positive results. In the small-cap arena, growth-oriented stocks outperformed their value-oriented counterparts. The returns for two of the three Vanguard Small-Cap Index Funds were superior to the average returns produced by their peer funds.

The table on page 1 shows the total returns (capital change plus reinvested distributions) for all the funds’ share classes, as well as for their benchmarks. Further details of the funds’ returns, including income distributions and price changes, appear on page 2.

If you hold your shares in a taxable account, you may wish to review the funds’ after-tax returns on page 57.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad U.S. market returned 6.3% for the 12 months.

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively,

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applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Modest bond returns belied unusual interest rate movements

During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most fixed-income securities followed suit. Increases were most pronounced among short-term investments. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S.

Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to a slight inversion of the yield curve, with short-term bonds yielding slightly more than some long-term bonds. Because rising yields are the flip side of falling bond prices, these interest rate movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

The funds closely tracked the small-cap markets

During 2005, small-cap stocks performed well but were unable to duplicate the exceptional performance of the prior two years. The Vanguard Small-Cap Index

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Three Years	Five Years

Stocks

Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%

Russell 2000 Index (Small-caps)	4.6	22.1	8.2

Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1

MSCI All Country World Index ex USA (International)	17.1	26.2	6.7

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%

Lehman Municipal Bond Index	3.5	4.4	5.6

Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2

CPI

Consumer Price Index	3.4%	2.8%	2.5%

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Funds mirrored this picture, producing Investor Shares returns ranging from 6.1% for the Small-Cap Value Index Fund to 8.6% for the Small-Cap Growth Index Fund.

The Small-Cap Index Fund, which essentially combines the holdings in the other two funds, returned 7.4%. Results for all three funds were either consistent with or—in two cases—superior to the average returns produced by the funds’ peer groups, which are largely actively managed funds.

Vanguard Quantitative Equity Group, which manages the funds, once again succeeded in closely tracking the performance of each fund’s target index. These results are a tribute to the portfolio-construction and trading methodologies continuously developed by the group since Vanguard launched the first index mutual fund offered to the public 30 years ago.

The performances of the three funds reflected their respective weightings in the market’s different industry groups. For example, the Small-Cap Value Index Fund had nearly 38% of its assets, on average, in financial services stocks, which experienced only modest gains. In contrast, the Small-Cap Growth Index Fund had only 7% of its assets in financials—but had a sizable exposure (23% of assets, on average) to the information technology sector, which produced no gains at all. Each of the

Expense Ratios:[1] Your fund compared with its peer group
Expense Ratio

Small-Cap Index Fund

Investor Shares	0.23%

Admiral Shares	0.13

Institutional Shares	0.08

VIPER Shares	0.10

Average Small-Cap Core Fund	1.73

Small-Cap Growth Index Fund

Investor Shares	0.23%

Institutional Shares	0.08

VIPER Shares	0.12

Average Small-Cap Growth Fund	1.71

Small-Cap Value Index Fund

Investor Shares	0.23%

Institutional Shares	0.08

VIPER Shares	0.12

Average Small-Cap Value Fund	1.62

1 Fund expense ratios reflect the fiscal year ended December 31, 2005. Peer group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

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three funds held a different weighting in the energy sector, which performed particularly well in 2005 and helped to boost returns for all of the funds. Similarly, the industrials sector, which constituted about 15% of holdings in each of the funds, returned more than 12% for the 12-month period.

Among other notable sector impacts, the consumer discretionary sector restrained performance. And, as reduced capital spending slowed technology issues, the information technology sector crimped returns, not only in the Small-Cap Growth Index Fund as mentioned previously, but also in the Small-Cap Index Fund.

The funds’ long-term returns illustrate indexing’s value
Indexing is a long-term strategy, and over time the benefits of its market-matching approach become clear. While there will inevitably be years when the funds’ actively managed competitors perform better, it’s no surprise when index funds outperform their competition. In 2005, only the Small-Cap Value Index Fund lagged its average peer, and this by a mere 0.1%.

The table below shows how the three funds have performed over the longer term in comparison with their competitors and target benchmarks. The table also shows what would have become of a hypothetical $10,000 initial investment

Total Returns	Ten Years Ended December 31, 2005[1]
	Average Annual Return	Final Value of a $10,000 Initial Investment

Small-Cap Index Fund Investor Shares	10.3%	$26,551

Spliced Small Cap Index[2]	9.6	24,979

Average Small-Cap Core Fund	12.1	31,399

Small-Cap Growth Index Fund Investor Shares	7.6%	$17,524

Spliced Small Cap Growth Index[3]	7.3	17,123

Average Small-Cap Growth Fund	6.1	15,712

Small-Cap Value Index Fund Investor Shares	9.0%	$19,338

Spliced Small Cap Value Index[4]	8.5	18,621

Average Small-Cap Value Fund	9.8	20,348

1 Ten years for the Small-Cap Index Fund. For the Small-Cap Growth and Small-Cap Value Index Funds, the returns are annualized since May 21, 1998, the funds’ inception date.
2 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
3 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
4 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

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in each. The Small-Cap Index Fund, for example, returned 10.3% a year, on average, which would have transformed the $10,000 investment into $26,551. Over the shorter period since their inceptions—a period in which the 2000–2002 bear market figures more prominently—the Small-Cap Growth and Small-Cap Value Index Funds produced annualized returns of 7.6% and 9.0%, respectively.

The table also shows that two of the three funds trailed the average returns of their peer groups. That is largely because, until 2003, the funds tracked indexes that did not reflect the small-cap stock market as it is viewed by active investment managers. Since May 2003, the funds have targeted indexes from Morgan Stanley Capital International that, in our estimation, better represent the market from an active investment perspective. We expect that future differences between the returns of these index funds and those of their actively managed competitors will depend more on costs than on any other factor.

Such a development should play to one of the Small-Cap Index Funds’ strengths. Our index funds maintain exceptionally low costs, an advantage that can compound for investors over time. (For a comparison of expense ratios, see page 5.) For investors who hold the funds in taxable accounts, the benefits of index funds can be even greater, as the funds’ low turnover should result in fewer realized capital gains. (As it happens, the Small-Cap and Small-Cap Growth Index Funds have distributed no capital gains since 2000; the Small-Cap Value Index Fund has distributed none since 2002.)

It’s wise to invest for the long term and ignore market fads

No one can predict with any confidence what will happen in the financial markets in 2006 and beyond. This is precisely why we always encourage Vanguard shareholders to evaluate their investments from a long-term perspective. It’s also why we place such high value on what we believe are the keys to a sound, long-term investment program—namely, balance among stocks, bonds, and money market funds; a disciplined approach to investment selection; a constancy of purpose that doesn’t chase market trends; and careful attention to costs.

As an investor, you can best weather the market’s uncertainties by sticking with a well-planned strategy. Investing in Vanguard’s small-cap index funds is a smart way to participate in the long-term potential of this important segment of the overall stock market.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
January 16, 2006

7

Small-Cap Index Fund VIPER Shares Premium Discount: January 26, 20041-December 31, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	164	33.54%	309	63.20%

25-49.9	1	0.20	12	2.45

50-74.9	0	0.00	0	0.00

75-100.0	0	0.00	1	0.20

>100.0	1	0.20	1	0.20

Total	166	33.94%	323	66.05%

Small-Cap Growth Index Fund VIPER Shares Premium Discount: January 26, 2004[1]-December 31, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	161	32.93%	302	61.76%

25-49.9	1	0.20	12	2.45

50-74.9	0	0.00	1	0.20

75-100.0	0	0.00	2	0.41

>100.0	2	0.41	8	1.64

Total	164	33.54%	325	66.46%

Small-Cap Value Index Fund VIPER Shares Premium Discount: January 26, 2004[1]-December 31, 2005
	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	189	38.65%	284	58.09%

25-49.9	1	0.20	14	2.86

50-74.9	0	0.00	1	0.20

75-100.0	0	0.00	0	0.00

>100.0	0	0.00	0	0.00

Total	190	38.85%	299	61.15%

1 Inception.
2 One basis point equals 1/100th of 1%.

8

Vanguard Small-Cap Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics
	Fund	Target Index[1]	Broad Index[2]

Number of Stocks	1,752	1,749	4,999

Median Market Cap	$1.5B	$1.5B	$26.4B

Price/Earnings Ratio	22.9x	22.9x	20.5x

Price/Book Ratio	2.4x	2.4x	2.8x

Yield		1.3%	1.7%

Investor Shares	1.2%

Admiral Shares	1.3%

Institutional Shares	1.3%

VIPER Shares	1.3%

Return on Equity	11.4%	11.4%	17.3%

Earnings Growth Rate	11.8%	11.8%	9.5%

Foreign Holdings	0.3%	0.3%	2.4%

Turnover Rate	18%	--	--

Expense Ratio		--	--

Investor Shares	0.23%

Admiral Shares	0.13%

Institutional Shares	0.08%

VIPER Shares	0.10%

Short-Term Reserves	0%	--	--

Sector Diversification (% of portfolio)
	Fund	Target Index[1]	Broad Index[2]

Consumer Discretionary	16%	16%	12%

Consumer Staples	2	2	9

Energy	7	7	9

Financials	22	23	22

Health Care	12	12	13

Industrials	16	15	11

Information Technology	15	15	15

Materials	5	5	3

Telecommunication

Services	1	1	3

Utilities	4	4	3

Volatility Measures
	Fund	Spliced Index[3]	Fund	Broad Index[2]

R-Squared	1.00	1.00	0.89	1.00

Beta	1.00	1.00	1.37	1.00

Ten Largest Holdings[4] (% of total net assets)

Joy Global Inc.	Industrial manufacturing	0.3%

Western Digital Corp.	computer hardware	0.2

AMR Corp.	Transportation services	0.2

Intuitive Surgical, Inc.	health care	0.2

CB Richard Ellis Group, Inc.	real estate	0.2

The Corporate Executive Board Co.	business services	0.2

Martin Marietta Materials, Inc.	construction	0.2

Conseco, Inc.	insurance	0.2

Aqua America, Inc.	energy and utilities	0.2

BorgWarner, Inc.	automotive and transport	0.2

Top Ten		2.1%

Investment Focus

1 MSCI US Small Cap 1750 Index.
2 Dow Jones Wilshire 5000 Index.
3 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 60 for a glossary of investment terms.

9

Vanguard Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995--December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Small-Cap Index Fund Investor Shares[1]	7.36%	9.10%	10.26%	$26,551

Dow Jones Wilshire 5000 Index	6.32	2.12	9.16	24,019

Spliced Small Cap Index[2]	7.48	8.87	9.59	24,979

Average Small-Cap Core Fund[3]	6.42	9.85	12.12	31,399

	One Year	Five Years	Since Inception4	Final Value of a $100,000 Investment

Small-Cap Index Fund Admiral Shares	7.49%	9.20%	9.33%	$158,028

Dow Jones Wilshire 5000 Index	6.32	2.12	1.55	108,185

Spliced Small Cap Index[2]	7.48	8.87	8.99	155,531

	One Year	Five Years	Since Inception[4]	Final Value of a $5,000,000 Investment

Small-Cap Index Fund Institutional Shares	7.56%	9.28%	8.73%	$10,173,661

Dow Jones Wilshire 5000 Index	6.32	2.12	6.02	8,209,222

Spliced Small Cap Index[2]	7.48	8.87	8.21	9,765,985

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
3 Derived from data provided by Lipper Inc.
4 Inception dates are November 13, 2000, for Admiral Shares and July 7, 1997, for Institutional Shares.

10

Vanguard Small-Cap Index Fund

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Small-Cap Index Fund VIPER Shares
Net Asset Value	7.53%	10.07%	$12,033

Dow Jones Wilshire 5000 Index	6.32	7.30	11,456

MSCI US Small Cap 1750 Index	7.48	10.07	12,033

Cumulative Returns--VIPER Shares: January 26, 20042-December 31, 2005
	One Year	Cumulative Since Inception

Small-Cap Index Fund VIPER Shares Market Price	7.52%	20.07%

Small-Cap Index Fund VIPER Shares Net Asset Value	7.53	20.33

MSCI US Small Cap 1750 Index	7.48	20.33

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

1 January 26, 2004.
2 Inception.
3 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
Note: See Financial Highlights tables on pages 18–21 for dividend and capital gains information.

11

Vanguard Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Shares	Market Value• ($000)	Percentage of Net Assets

Common Stocks
Consumer Discretionary
BorgWarner, Inc.	357,555	21,679	0.2%
*O'Reilly Automotive, Inc.	671,490	21,494	0.2%
^Beazer Homes USA, Inc.	263,367	19,184	0.2%
Ryland Group, Inc.	252,066	18,182	0.2%
+Other--Consumer Discretionary		1,567,682	14.7%
		1,648,221	15.5%
+Consumer Staples		252,373	2.4%
Energy
Range Resources Corp.	819,106	21,575	0.2%
Helmerich & Payne, Inc.	325,124	20,128	0.2%
Vintage Petroleum, Inc.	359,763	19,186	0.2%
*Plains Exploration & Production Co.	470,288	18,685	0.2%
Massey Energy Co.	485,889	18,401	0.2%
+Other--Energy		597,862	5.5%
		695,837	6.5%
Financials
*CB Richard Ellis Group, Inc.	393,504	23,158	0.2%
*Conseco, Inc.	955,189	22,132	0.2%
Colonial BancGroup, Inc.	876,569	20,880	0.2%
HCC Insurance Holdings, Inc.	698,298	20,725	0.2%
United Dominion Realty Trust REIT	867,557	20,336	0.2%
SL Green Realty Corp. REIT	265,036	20,246	0.2%

12

Shares	Market Value• ($000)	Percentage of Net Assets

Federal Realty Investment Trust REIT	332,917	20,191	0.2%
Rayonier Inc. REIT	478,499	19,068	0.2%
Camden Property Trust REIT	328,833	19,046	0.2%
Arden Realty Group, Inc. REIT	423,776	18,998	0.2%
Reckson Associates Realty Corp. REIT	521,721	18,772	0.2%
Ventas, Inc. REIT	585,979	18,763	0.2%
+Other--Financials		2,125,899	19.9%
		2,368,214	22.3%
Health Care
*Intuitive Surgical, Inc.	209,804	24,604	0.2%
Dade Behring Holdings Inc.	503,677	20,595	0.2%
*Renal Care Group, Inc.	430,517	20,368	0.2%
Pharmaceutical Product Development, Inc.	327,626	20,296	0.2%
*Inamed Corp.	229,553	20,127	0.2%
*Cytyc Corp.	709,547	20,031	0.2%
*Affymetrix, Inc.	403,681	19,276	0.2%
*Covance, Inc.	394,041	19,131	0.2%
PerkinElmer, Inc.	782,508	18,436	0.2%
*Charles River Laboratories, Inc.	431,182	18,269	0.2%
+Other--Health Care		1,049,286	9.8%
		1,250,419	11.8%
Industrials
Joy Global Inc.	768,281	30,731	0.3%
*AMR Corp.	1,125,971	25,030	0.2%
The Corporate Executive Board Co.	252,197	22,622	0.2%
Roper Industries Inc.	538,911	21,292	0.2%
Oshkosh Truck Corp.	459,731	20,499	0.2%
Ametek, Inc.	442,176	18,810	0.2%
*Terex Corp.	312,221	18,546	0.2%
CNF Inc.	331,107	18,506	0.2%
+Other--Industrials		1,466,619	13.8%
		1,642,655	15.5%
Information Technology
*Western Digital Corp.	1,346,172	25,052	0.2%
Global Payments Inc.	412,987	19,249	0.2%
*Avnet, Inc.	777,647	18,617	0.2%
+Other--Information Technology		1,544,101	14.5%
		1,607,019	15.1%
Materials
Martin Marietta Materials, Inc.	292,581	22,447	0.2%
*Crown Holdings, Inc.	1,052,027	20,546	0.2%
Allegheny Technologies Inc.	519,541	18,745	0.2%

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Shares	Market Value• ($000)	Percentage of Net Assets

Lubrizol Corp.	429,231	18,642	0.2%
Louisiana-Pacific Corp.	665,792	18,289	0.2%
+Other--Materials		464,854	4.3%
		563,523	5.3%
+Telecommunication Services		122,210	1.1%
Utilities
Aqua America, Inc.	810,464	22,126	0.2%
*CMS Energy Corp.	1,386,478	20,118	0.2%
Northeast Utilities	926,986	18,252	0.2%
+Other--Utilities		401,039	3.7%
		461,535	4.3%
Total Common Stocks (Cost $7,852,570)		10,612,006	99.8%1
Temporary Cash Investments
Money Market Fund
2Vanguard Market Liquidity Fund, 4.274%	34,765,495	34,765	0.3%
2Vanguard Market Liquidity Fund, 4.274%--Note E	443,049,000	443,049	4.2%
		477,814	4.5%
	Face
	Amount
	($000)
U.S. Agency Obligation
3 Federal National Mortgage Assn.
4 3.969%, 1/11/06	3,000	2,997	0.0%
Total Temporary Cash Investments (Cost $480,811)		480,811	4.5%1
Total Investments (Cost $8,333,381)		11,092,817	104.3%
Other Assets and Liabilities
Other Assets--Note B		57,176	0.5%
Security Lending Collateral Payable to Brokers--Note E		(443,049)	(4.2%)
Other Liabilities		(68,859)	(0.6%)
		(454,732)	(4.3%)
Net Assets		10,638,085	100.0%

14

Vanguard Small-Cap Index Fund

At December 31, 2005, net assets consisted of:[5]
Amount ($000)

Paid-in Capital	8,274,344

Overdistributed Net Investment Income	(10,592)

Accumulated Net Realized Losses	(384,683)

Unrealized Appreciation (Depreciation)

Investment Securities	2,759,436

Futures Contracts	(420)

Net Assets	10,638,085

Investor Shares--Net Assets

Applicable to 206,932,924 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	5,902,359

Net Asset Value Per Share--Investor Shares	$28.52

Admiral Shares--Net Assets

Applicable to 83,491,923 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,381,892

Net Asset Value Per Share--Admiral Shares	$28.53

Institutional Shares--Net Assets

Applicable to 73,181,975 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,088,665

Net Asset Value Per Share--Institutional Shares	$28.54

VIPER Shares--Net Assets

Applicable to 4,450,022 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	265,169

Net Asset Value Per Share--VIPER Shares	$59.59

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.3%, respectively, of net assets. See Note C in Notes to Financial Statements.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.
5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

15

Vanguard Small-Cap Index Fund

Statement of Operations

Year Ended December 31, 2005 ($000)

Investment Income

Income

Dividends	118,179

Interest[1]	905

Security Lending	7,568

Total Income	126,652

Expenses

The Vanguard Group--Note B

Investment Advisory Services	179

Management and Administrative--Investor Shares	11,821

Management and Administrative--Admiral Shares	1,783

Management and Administrative--Institutional Shares	855

Management and Administrative--VIPER Shares	162

Marketing and Distribution--Investor Shares	1,135

Marketing and Distribution--Admiral Shares	357

Marketing and Distribution--Institutional Shares	401

Marketing and Distribution--VIPER Shares	45

Custodian Fees	398

Auditing Fees	23

Shareholders' Reports--Investor Shares	205

Shareholders' Reports--Admiral Shares	3

Shareholders' Reports--Institutional Shares	--

Shareholders' Reports--VIPER Shares	--

Trustees' Fees and Expenses	15

Total Expenses	17,382

Net Investment Income	109,270

Realized Net Gain (Loss)

Investment Securities Sold	595,147

Futures Contracts	956

Realized Net Gain (Loss)	596,103

Change in Unrealized Appreciation (Depreciation)

Investment Securities	6,139

Futures Contracts	(498)

Change in Unrealized Appreciation (Depreciation)	5,641

Net Increase (Decrease) in Net Assets Resulting from Operations	711,014

1 Interest income from an affiliated company of the fund was $817,000.

16

Vanguard Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	109,270	96,505

Realized Net Gain (Loss)	596,103	451,917

Change in Unrealized Appreciation (Depreciation)	5,641	993,422

Net Increase (Decrease) in Net Assets Resulting from Operations	711,014	1,541,844

Distributions

Net Investment Income

Investor Shares	(59,262)	(61,070)

Admiral Shares	(25,982)	(15,545)

Institutional Shares	(23,927)	(18,487)

VIPER Shares	(2,967)	(2,056)

Realized Capital Gain

Investor Shares	--	--

Admiral Shares	--	--

Institutional Shares	--	--

VIPER Shares	--	--

Total Distributions	(112,138)	(97,158)

Capital Share Transactions--Note F

Investor Shares	(710,680)	424,749

Admiral Shares	821,254	182,874

Institutional Shares	330,176	271,748

VIPER Shares	66,687	170,200

Net Increase (Decrease) from Capital Share Transactions	507,437	1,049,571

Total Increase (Decrease)	1,106,313	2,494,257

Net Assets

Beginning of Period	9,531,772	7,037,515

End of Period[1]	10,638,085	9,531,772

1 Including undistributed (overdistributed) net investment income of ($10,592,000) and ($7,724,000).

17

Vanguard Small-Cap Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$26.83	$22.60	$15.66	$19.82	$19.44

Investment Operations

Net Investment Income	.29	.267	.200	.192	.217

Net Realized and Unrealized Gain (Loss) on Investments	1.69	4.228	6.944	(4.160)	.388

Total from Investment Operations	1.98	4.495	7.144	(3.968)	.605

Distributions

Dividends from Net Investment Income	(.29)	(.265)	(.204)	(.192)	(.225)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.29)	(.265)	(.204)	(.192)	(.225)

Net Asset Value, End of Period	$28.52	$26.83	$22.60	$15.66	$19.82

Total Return[1]	7.36%	19.90%	45.63%	-20.02%	3.10%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$5,902	$6,247	$4,871	$2,943	$3,545

Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.27%	0.27%	0.27%

Ratio of Net Investment Income to
Average Net Assets	1.08%	1.13%	1.17%	1.11%	1.16%

Portfolio Turnover Rate[2]	18%	19%	39%3	32%	39%

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3 Includes activity related to a change in the fund’s target index.

18

Vanguard Small-Cap Index Fund

Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$26.83	$22.60	$15.66	$19.82	$19.44

Investment Operations

Net Investment Income	.325	.294	.220	.207	.231

Net Realized and Unrealized Gain (Loss) on Investments	1.690	4.228	6.944	(4.160)	.388

Total from Investment Operations	2.015	4.522	7.164	(3.953)	.619

Distributions

Dividends from Net Investment Income	(.315)	(.292)	(.224)	(.207)	(.239)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.315)	(.292)	(.224)	(.207)	(.239)

Net Asset Value, End of Period	$28.53	$26.83	$22.60	$15.66	$19.82

Total Return	7.49%	20.02%	45.76%	-19.95%	3.17%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,382	$1,451	$1,056	$591	$547

Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.18%	0.18%	0.20%

Ratio of Net Investment Income to

Average Net Assets	1.18%	1.25%	1.26%	1.22%	1.24%

Portfolio Turnover Rate[1]	18%	19%	39%[2]	32%	39%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
2 Includes activity related to a change in the fund’s target index.

19

Vanguard Small-Cap Index Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$26.84	$22.61	$15.66	$19.82	$19.44

Investment Operations

Net Investment Income	.343	.306	.240	.219	.251

Net Realized and Unrealized Gain (Loss) on Investments	1.690	4.228	6.944	(4.160)	.388

Total from Investment Operations	2.033	4.534	7.184	(3.941)	.639

Distributions

Dividends from Net Investment Income	(.333)	(.304)	(.234)	(.219)	(.259)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.333)	(.304)	(.234)	(.219)	(.259)

Net Asset Value, End of Period	$28.54	$26.84	$22.61	$15.66	$19.82

Total Return	7.56%	20.06%	45.88%	-19.89%	3.27%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,089	$1,648	$1,111	$686	$584

Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	1.23%	1.30%	1.33%	1.32%	1.34%

Portfolio Turnover Rate[1]	18%	19%	39%[2]	32%	39%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
2 Includes activity related to a change in the fund’s target index.

20

Vanguard Small-Cap Index Fund

VIPER Shares

	Year Ended Dec. 31,	Jan. 26[1] to Dec. 31,

For a Share Outstanding Throughout Each Period	2005	2004

Net Asset Value, Beginning of Period	$56.05	$50.65

Investment Operations

Net Investment Income	.668	.585

Net Realized and Unrealized Gain (Loss) on Investments	3.555	5.436

Total from Investment Operations	4.223	6.021

Distributions

Dividends from Net Investment Income	(.683)	(.621)

Distributions from Realized Capital Gains	--	--

Total Distributions	(.683)	(.621)

Net Asset Value, End of Period	$59.59	$56.05

Total Return	7.53%	11.90%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$265	$186

Ratio of Total Expenses to Average Net Assets	0.10%	0.18%[2]

Ratio of Net Investment Income to Average Net Assets	1.20%	1.19%2

Portfolio Turnover Rate[3]	18%	19%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

21

Vanguard Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

22

Vanguard Small-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $1,243,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. During the year ended December 31, 2005, the fund realized $329,135,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $1,423,000 of ordinary income available for distribution. The fund had available realized losses of $385,074,000 to offset future net capital gains of $347,890,000 through December 31, 2011, and $37,184,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $2,759,436,000, consisting of unrealized gains of $3,227,590,000 on securities that had risen in value since their purchase and $468,154,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	49	16,618	(391)

E-mini Russell 2000 Index	100	6,783	(29)

23

Vanguard Small-Cap Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2005, the fund purchased $2,949,129,000 of investment securities and sold $2,445,453,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at December 31, 2005, was $418,458,000, for which the fund received cash collateral of $443,049,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	1,211,223	44,780	1,511,539	63,241

Issued in Lieu of Cash Distributions	55,941	1,932	57,115	2,142

Redeemed	(1,977,844)	(72,661)	(1,143,905)	(48,020)

Net Increase (Decrease)--Investor Shares	(710,680)	(25,949)	424,749	17,363

Admiral Shares

Issued	1,384,511	50,215	622,462	25,920

Issued in Lieu of Cash Distributions	22,542	778	13,273	498

Redeemed	(585,799)	(21,577)	(452,861)	(19,073)

Net Increase (Decrease)--Admiral Shares	821,254	29,416	182,874	7,345

Institutional Shares

Issued	696,566	25,502	748,322	31,703

Issued in Lieu of Cash Distributions	20,992	725	16,701	626

Redeemed	(387,382)	(14,460)	(493,275)	(20,048)

Net Increase (Decrease)--Institutional Shares	330,176	11,767	271,748	12,281

VIPER Shares

Issued	694,960	11,840	194,472	3,810

Issued in Lieu of Cash Distributions	--	--	--	--

Redeemed	(628,273)	(10,700)	(24,272)	(500)

Net Increase (Decrease)--VIPER Shares	66,687	1,140	170,200	3,310

24

Vanguard Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics
	Fund	Target Index[1]	Broad Index[2]

Number of Stocks	984	982	4,999

Median Market Cap	$1.5B	$1.5B	$26.4B

Price/Earnings Ratio	28.4x	28.4x	20.5x

Price/Book Ratio	3.5x	3.5x	2.8x

Yield	0.3%	1.7%

Investor Shares	0.2%

Institutional Shares	0.4%

VIPER Shares	0.3%

Return on Equity	12.6%	12.6%	17.3%

Earnings Growth Rate	19.2%	19.2%	9.5%

Foreign Holdings	0.3%	0.3%	2.4%

Turnover Rate	39%	--	--

Expense Ratio	--	--

Investor Shares	0.23%

Institutional Shares	0.08%

VIPER Shares	0.12%

Short-Term Reserves	0%	--	--

Sector Diversification (% of portfolio)
	Fund	Target Index[1]	Broad Index[2]

Consumer Discretionary	18%	18%	12%

Consumer Staples	2	2	9

Energy	10	10	9

Financials	7	7	22

Health Care	21	21	13

Industrials	16	16	11

Information Technology	22	22	15

Materials	3	3	3

Telecommunication

Services	1	1	3

Utilities	0	0	3

Volatility Measures
	Fund	Spliced Index[3]	Fund	Broad Index[2]

R-Squared	1.00	1.00	0.81	1.00

Beta	1.01	1.00	1.38	1.00

Ten Largest Holdings[4] (% of total net assets)

Joy Global Inc.	Industrial manufacturing	0.6%

Western Digital Corp.	Computer hardware	0.5

AMR Corp.	Transportation services	0.5

Intuitive Surgical, Inc.	health care	0.5

CB Richard Ellis Group, Inc.	real estate	0.4

The Corporate Executive Board Co.	business services	0.4

Range Resources Corp.	energy and utilities	0.4

O'Reilly Automotive, Inc.	retail	0.4

Roper Industries Inc.	Industrial manufacturing	0.4

Dade Behring Holdings Inc.	pharmaceuticals	0.4

Top Ten		4.5%

Investment Focus

1 MSCI US Small Cap Growth Index.
2 Dow Jones Wilshire 5000 Index.
3 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 60 for a glossary of investment terms.

25

Vanguard Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998—December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of
	One Year	Five Years	Since Inception[1]	a $10,000 Investment

Small-Cap Growth Index Fund Investor Shares[2]	8.64%	8.62%	7.65%	$17,524

Dow Jones Wilshire 5000 Index	6.32	2.12	3.75	13,236

Spliced Small Cap Growth Index[3]	8.71	8.42	7.32	17,123

Average Small-Cap Growth Fund[4]	5.66	1.14	6.11	15,712

	One Year	Five Years	Since Inception[1]	Final Value of a $5,000,000 Investment

Small-Cap Growth Index Fund Institutional Shares	8.84%	8.80%	8.74%	$7,994,914

Dow Jones Wilshire 5000 Index	6.32	2.12	1.09	5,313,229

Spliced Small Cap Growth Index[3]	8.71	8.42	8.27	7,803,652

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Small-Cap Growth Index Fund VIPER Shares

Net Asset Value	8.77%	7.89%	$11,578

Dow Jones Wilshire 5000 Index	6.32	7.30	11,456

MSCI US Small Cap Growth Index	8.71	7.86	11,572

1 Inception dates are May 21, 1998, for Investor Shares; May 24, 2000, for Institutional Shares, and January 26, 2004, for VIPER Shares.
2 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
4 Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 34–36 for dividend and capital gains information.

26

Vanguard Small-Cap Growth Index Fund

Cumulative Returns--VIPER Shares: January 26, 2004[1]-December 31, 2005
	One Year	Cumulative Since Inception

Small-Cap Growth Index Fund VIPERs Market Price	8.84%	15.64%

Small-Cap Growth Index Fund VIPERs Net Asset Value	8.77	15.78

MSCI US Small Cap Growth Index	8.71	15.72

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2005

1 Inception.
2 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

27

Vanguard Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Shares	Market Value• ($000)	Percentage of Net Assets

Common Stocks
Consumer Discretionary
*O'Reilly Automotive, Inc.	249,489	7,986	0.4%
*The Cheesecake Factory Inc.	174,817	6,536	0.3%
*ITT Educational Services, Inc.	108,621	6,421	0.3%
Barnes & Noble, Inc.	140,201	5,982	0.3%
+Other--Consumer Discretionary	323,598	16.2%
		350,523	17.5%
+Consumer Staples		43,690	2.2%
Energy
Range Resources Corp.	304,224	8,013	0.4%
Helmerich & Payne, Inc.	120,901	7,485	0.4%
*Plains Exploration & Production Co.	174,706	6,941	0.3%
Massey Energy Co.	180,555	6,838	0.3%
*FMC Technologies Inc.	153,050	6,569	0.3%
*Cal Dive International, Inc.	173,046	6,211	0.3%
*Denbury Resources, Inc.	268,303	6,112	0.3%
+Other--Energy	141,486	7.2%
		189,655	9.5%
Financials
*CB Richard Ellis Group, Inc.	146,147	8,601	0.4%
*Affiliated Managers Group, Inc.	80,496	6,460	0.3%
+Other--Financials	122,175	6.2%
		137,236	6.9%

28

Shares	Market Value• ($000)	Percentage of Net Assets

Health Care
*Intuitive Surgical, Inc.	77,955	9,142	0.5%
Dade Behring Holdings Inc.	187,132	7,652	0.4%
*Renal Care Group, Inc.	159,863	7,563	0.4%
Pharmaceutical Product Development, Inc.	121,761	7,543	0.4%
*Inamed Corp.	85,296	7,479	0.4%
*Cytyc Corp.	263,551	7,440	0.4%
*Affymetrix, Inc.	149,894	7,157	0.4%
*Covance, Inc.	146,365	7,106	0.4%
PerkinElmer, Inc.	290,528	6,845	0.3%
*Charles River Laboratories, Inc.	160,139	6,785	0.3%
*ResMed Inc.	169,066	6,477	0.3%
*Protein Design Labs, Inc.	227,542	6,467	0.3%
*Cerner Corp.	70,264	6,388	0.3%
*Vertex Pharmaceuticals, Inc.	224,635	6,216	0.3%
*Respironics, Inc.	166,899	6,187	0.3%
*Edwards Lifesciences Corp.	140,424	5,843	0.3%
*Gen-Probe Inc.	119,099	5,811	0.3%
+Other--Health Care		298,922	14.8%
		417,023	20.8%
Industrials
Joy Global Inc.	285,335	11,413	0.6%
*AMR Corp.	418,101	9,294	0.5%
The Corporate Executive Board Co.	93,681	8,403	0.4%
Roper Industries Inc.	200,101	7,906	0.4%
Oshkosh Truck Corp.	170,778	7,615	0.4%
Ametek, Inc.	164,271	6,988	0.3%
CNF Inc.	123,044	6,877	0.3%
*McDermott International, Inc.	145,763	6,502	0.3%
*Thomas & Betts Corp.	142,106	5,963	0.3%
*Stericycle, Inc.	99,083	5,834	0.3%
Landstar System, Inc.	137,460	5,738	0.3%
Graco, Inc.	153,406	5,596	0.3%
Donaldson Co., Inc.	175,228	5,572	0.3%
+Other--Industrials		225,813	11.2%
		319,514	15.9%
Information Technology
*Western Digital Corp.	499,888	9,303	0.5%
Global Payments Inc.	153,331	7,147	0.4%
*Akamai Technologies, Inc.	301,707	6,013	0.3%

29

Shares	Market Value• ($000)	Percentage of Net Assets

Certegy, Inc.	145,553	5,904	0.3%
+Other--Information Technology		416,001	20.7%
		444,368	22.2%
Materials
*Crown Holdings, Inc.	390,698	7,630	0.4%
Florida Rock Industries, Inc.	115,397	5,661	0.3%
+Other--Materials		50,836	2.5%
		64,127	3.2%
Telecommunication Services
*Alamosa Holdings, Inc.	324,951	6,047	0.3%
+Other--Telecommunication Services		22,337	1.1%
		28,384	1.4%
+Utilities		4,594	0.2%
Total Common Stocks (Cost $1,617,356)		1,999,114	99.8%1
Temporary Cash Investments
Money Market Fund
2Vanguard Market Liquidity Fund, 4.274%	6,626,043	6,626	0.3%
2Vanguard Market Liquidity Fund, 4.274%--Note E	57,227,360	57,227	2.9%
		63,853	3.2%
	Face
	Amount
	($000)
U.S. Government Obligation
3Federal National Mortgage Assn
44.363%, 3/15/06	1,000	992	0.0%
Total Temporary Cash Investments (Cost $64,845)		64,845	3.2%1
Total Investments (Cost $1,682,201)		2,063,959	103.0%
Other Assets and Liabilities
Other Assets--Note B		5,376	0.3%
Security Lending Collateral Payable to Brokers--Note E		(57,227)	(2.9%)
Other Liabilities		(7,749)	(0.4%)
		(59,600)	(3.0%)
Net Assets		2,004,359	100.0%

30

Vanguard Small-Cap Growth Index Fund

At December 31, 2005, net assets consisted of:[5]
Amount ($000)

Paid-in Capital	1,653,467

Overdistributed Net Investment Income	(1,718)

Accumulated Net Realized Losses	(29,160)

Unrealized Appreciation

Investment Securities	381,758

Futures Contracts	12

Net Assets	2,004,359

Investor Shares--Net Assets

Applicable to 104,997,211 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,725,549

Net Asset Value Per Share--Investor Shares	$16.43

Institutional Shares--Net Assets

Applicable to 4,432,305 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	72,962

Net Asset Value Per Share--Institutional Shares	$16.46

VIPER Shares--Net Assets

Applicable to 3,520,494 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	205,848

Net Asset Value Per Share--VIPER Shares	$58.47

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.1%, respectively, of net assets. See Note C in Notes to Financial Statements.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $992,000 have been segregated as initial margin for open futures contracts.
5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

31

Vanguard Small-Cap Growth Index Fund

Statement of Operations

Year Ended December 31, 2005 ($000)

Investment Income

Income

Dividends	6,442

Interest[1]	109

Security Lending	1,672

Total Income	8,223

Expenses

The Vanguard Group--Note B

Investment Advisory Services	141

Management and Administrative--Investor Shares	2,735

Management and Administrative--Institutional Shares	19

Management and Administrative--VIPER Shares	92

Marketing and Distribution--Investor Shares	342

Marketing and Distribution--Institutional Shares	7

Marketing and Distribution--VIPER Shares	21

Custodian Fees	180

Auditing Fees	23

Shareholders' Reports--Investor Shares	41

Shareholders' Reports--Institutional Shares	--

Shareholders' Reports--VIPER Shares	--

Trustees' Fees and Expenses	3

Total Expenses	3,604

Net Investment Income	4,619

Realized Net Gain (Loss)

Investment Securities Sold	64,364

Futures Contracts	154

Realized Net Gain (Loss)	64,518

Change in Unrealized Appreciation (Depreciation)

Investment Securities	82,156

Futures Contracts	12

Change in Unrealized Appreciation (Depreciation)	82,168

Net Increase (Decrease) in Net Assets Resulting from Operations	151,305

1 Interest income from an affiliated company of the fund was $104,000.

32

Vanguard Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	4,619	1,658

Realized Net Gain (Loss)	64,518	64,420

Change in Unrealized Appreciation (Depreciation)	82,168	118,840

Net Increase (Decrease) in Net Assets Resulting from Operations	151,305	184,918

Distributions

Net Investment Income

Investor Shares	(4,175)	(1,858)

Institutional Shares	(276)	(95)

VIPER Shares	(753)	(106)

Realized Capital Gain

Investor Shares	--	--

Institutional Shares	--	--

VIPER Shares	--	--

Total Distributions	(5,204)	(2,059)

Capital Share Transactions--Note F

Investor Shares	162,425	353,766

Institutional Shares	30,415	3,280

VIPER Shares	100,044	88,913

Net Increase (Decrease) from Capital Share Transactions	292,884	445,959

Total Increase (Decrease)	438,985	628,818

Net Assets

Beginning of Period	1,565,374	936,556

End of Period[1]	2,004,359	1,565,374

1 Including undistributed (overdistributed) net investment income of ($1,718,000) and ($1,133,000).

33

Vanguard Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$15.16	$13.08	$9.17	$10.87	$10.97

Investment Operations

Net Investment Income	.04	.02	.021	.027	.009

Net Realized and Unrealized Gain (Loss) on Investments	1.27	2.08	3.911	(1.702)	(.094)

Total from Investment Operations	1.31	2.10	3.932	(1.675)	(.085)

Distributions

Dividends from Net Investment Income	(.04)	(.02)	(.022)	(.025)	(.015)

Distributions from Realized Capital Gains	--	--	--	--	--
Total Distributions	(.04)	(.02)	(.022)	(.025)	(.015)

Net Asset Value, End of Period	$16.43	$15.16	$13.08	$9.17	$10.87

Total Return[1]	8.64%	16.06%	42.88%	-15.41%	-0.78%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,726	$1,435	$907	$388	$357

Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.27%	0.27%	0.27%

Ratio of Net Investment Income to
Average Net Assets	0.27%	0.13%	0.21%	0.24%	0.11%

Portfolio Turnover Rate[2]	39%	41%	91%[3]	61%	74%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the $10 annual account maintenance fee applied on balances under $10,000.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3 Includes activity related to a change in the fund’s target index.

34

Vanguard Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$15.18	$13.09	$9.17	$10.87	$10.97

Investment Operations

Net Investment Income	.073	.048	.039	.043	.024

Net Realized and Unrealized Gain (Loss) on Investments	1.270	2.080	3.911	(1.702)	(.094)

Total from Investment Operations	1.343	2.128	3.950	(1.659)	(.070)

Distributions

Dividends from Net Investment Income	(.063)	(.038)	(.030)	(.041)	(.030)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.063)	(.038)	(.030)	(.041)	(.030)

Net Asset Value, End of Period	$16.46	$15.18	$13.09	$9.17	$10.87

Total Return[1]	8.84%	16.26%	43.08%	-15.26%	-0.64%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$73	$38	$30	$104	$109

Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	0.42%	0.28%	0.38%	0.41%	0.28%

Portfolio Turnover Rate[2]	39%	41%	91%[3]	61%	74%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital including VIPER Creation Units.
3 Includes activity related to a change in the fund’s target index.

35

Vanguard Small-Cap Growth Index Fund

VIPER Shares

For a Share Outstanding Throughout Each Period	Year Ended Dec. 31, 2005	Jan. 26[1] to Dec. 31, 2004

Net Asset Value, Beginning of Period	$53.95	$50.77

Investment Operations

Net Investment Income	.200	.091

Net Realized and Unrealized Gain (Loss) on Investments	4.534	3.177

Total from Investment Operations	4.734	3.268

Distributions

Dividends from Net Investment Income	(.214)	(.088)

Distributions from Realized Capital Gains	--	--

Total Distributions	(.214)	(.088)

Net Asset Value, End of Period	$58.47	$53.95

Total Return	8.77%	6.44%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$206	$92

Ratio of Total Expenses to Average Net Assets	0.12%	0.22%[2]

Ratio of Net Investment Income to Average Net Assets	0.37%	0.15%2

Portfolio Turnover Rate[3]	39%	41%

1 Inception.2
Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

36

Vanguard Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

37

Vanguard Small-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $232,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $45,913,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $127,000 of ordinary income available for distribution. The fund had available realized losses of $29,145,000 to offset future net capital gains of $13,814,000 through December 31, 2011, and $15,331,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $381,758,000, consisting of unrealized gains of $460,617,000 on securities that had risen in value since their purchase and $78,859,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	50	3,392	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

38

Vanguard Small-Cap Growth Index Fund

D. During the year ended December 31, 2005, the fund purchased $1,109,940,000 of investment securities and sold $798,678,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at December 31, 2005, was $54,245,000, for which the fund received cash collateral of $57,227,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	545,370	35,718	691,521	50,277

Issued in Lieu of Cash Distributions	3,716	222	1,584	106

Redeemed	(386,661)	(25,599)	(339,339)	(25,072)

Net Increase (Decrease)--Investor Shares	162,425	10,341	353,766	25,311

Institutional Shares

Issued	52,786	3,412	6,825	503

Issued in Lieu of Cash Distributions	276	17	95	6

Redeemed	(22,647)	(1,498)	(3,640)	(279)

Net Increase (Decrease)--Institutional Shares	30,415	1,931	3,280	230

VIPER Shares

Issued	244,555	4,307	117,274	2,313

Issued in Lieu of Cash Distributions	--	--	--	--

Redeemed	(144,511)	(2,500)	(28,361)	(600)

Net Increase (Decrease)--VIPER Shares	100,044	1,807	88,913	1,713

39

Vanguard Small-Cap Value Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics
	Fund	Target Index[1]	Broad Index[2]

Number of Stocks	960	960	4,999

Median Market Cap	$1.5B	$1.5B	$26.4B

Price/Earnings Ratio	19.0x	19.0x	20.5x

Price/Book Ratio	1.8x	1.8x	2.8x

Yield		2.3%	1.7%

Investor Shares	2.1%

Institutional Shares	2.3%

VIPER Shares	2.2%

Return on Equity	10.3%	10.3%	17.3%

Earnings Growth Rate	6.4%	6.4%	9.5%

Foreign Holdings	0.4%	0.4%	2.4%

Turnover Rate	28%	--	--

Expense Ratio		--	--

Investor Shares	0.23%

Institutional Shares	0.08%

VIPER Shares	0.12%

Short-Term Reserves	0%	--	--

Sector Diversification (% of portfolio)
	Fund	Target Index[1]	Broad Index[2]

Consumer Discretionary	13%	13%	12%

Consumer Staples	3	3	9

Energy	4	4	9

Financials	38	38	22

Health Care	2	2	13

Industrials	15	15	11

Information Technology	8	8	15

Materials	7	7	3

Telecommunication

Services	1	1	3

Utilities	9	9	3

Volatility Measures
	Fund	Spliced Index[3]	Fund	Broad Index[2]

R-Squared	1.00	1.00	0.87	1.00

Beta	1.01	1.00	1.26	1.00

Ten Largest Holdings[4] (% of total net assets)

Martin Marietta Materials, Inc.	construction	0.4%

Conseco, Inc.	insurance	0.4

BorgWarner, Inc.	automotive and transport	0.4

Colonial BancGroup, Inc.	banking	0.4

United Dominion Realty Trust REIT	real estate	0.4

SL Green Realty Corp. REIT	real estate	0.4

Federal Realty Investment Trust REIT	real estate	0.4

CMS Energy Corp.	energy and utilities	0.4

Vintage Petroleum, Inc.	energy and utilities	0.4

Beazer Homes USA, Inc.	construction	0.4

Top Ten		4.0%

Investment Focus

1 MSCI US Small Cap Value Index.
2 Dow Jones Wilshire 5000 Index.
3 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 60 for a glossary of investment terms.

40

Vanguard Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998—December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of
	One Year	Five Years	Since Inception[1]	a $10,000 Investment

Small-Cap Value Index Fund Investor Shares[2]	6.07%	11.89%	9.05%	$19,338

Dow Jones Wilshire 5000 Index	6.32	2.12	3.75	13,236

Spliced Small Cap Value Index[3]	6.28	11.51	8.51	18,621

Average Small-Cap Value Fund[4]	6.16	13.86	9.78	20,348

	One Year	Five Years	Since Inception[1]	Final Value of a $5,000,000 Investment

Small-Cap Value Index Fund Institutional Shares	6.28%	12.08%	14.04%	$11,095,736

Dow Jones Wilshire 5000 Index	6.32	2.12	0.64	5,197,094

Spliced Small Cap Value Index[3]	6.28	11.51	13.36	10,699,934

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Small-Cap Value Index Fund VIPER Shares

Net Asset Value	6.20%	12.08%	$12,461

Dow Jones Wilshire 5000 Index	6.32	7.30	11,456

MSCI US Small Cap Value Index	6.28	12.18	12,482

1 Inception dates are May 21, 1998, for Investor Shares; December 7, 1999, for Institutional Shares; and January 26, 2004, for VIPER Shares.
2 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
4 Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 49–51 for dividend and capital gains information.

41

Vanguard Small-Cap Value Index Fund

Cumulative Returns—VIPER Shares: January 26, 20041–December 31, 2005

	One Year	Cumulative Since Inception

Small-Cap Value Index Fund VIPERs Market Price	6.34%	24.49%

Small-Cap Value Index Fund VIPERs Net Asset Value	6.20	24.61

MSCI US Small Cap Value Index	6.28	24.82

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2005

1 Inception.
2 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

42

Vanguard Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Shares	Market Value• ($000)	Percentage of Net Assets

Common Stocks
Consumer Discretionary
BorgWarner, Inc.	264,785	16,054	0.4%
^Beazer Homes USA, Inc.	195,171	14,216	0.4%
*AnnTaylor Stores Corp.	341,119	11,775	0.3%
Claire's Stores, Inc.	396,493	11,586	0.3%
Service Corp. International	1,395,740	11,417	0.3%
+Other--Consumer Discretionary		456,698	11.7%
		521,746	13.4%
+Consumer Staples		99,838	2.6%
Energy
Vintage Petroleum, Inc.	266,638	14,220	0.4%
*Forest Oil Corp.	261,357	11,910	0.3%
+Other--Energy		111,027	2.8%
		137,157	3.5%
Financials
*Conseco, Inc.	707,306	16,388	0.4%
Colonial BancGroup, Inc.	649,305	15,466	0.4%
United Dominion Realty Trust REIT	642,264	15,055	0.4%
SL Green Realty Corp. REIT	196,379	15,001	0.4%
Federal Realty Investment Trust REIT	246,737	14,965	0.4%
Rayonier Inc. REIT	354,478	14,126	0.4%
Camden Property Trust REIT	243,744	14,118	0.4%
Arden Realty Group, Inc. REIT	313,841	14,069	0.4%

43

Shares	Market Value• ($000)	Percentage of Net Assets

Reckson Associates Realty Corp. REIT	386,561	13,908	0.4%
Ventas, Inc. REIT	433,975	13,896	0.4%
StanCorp Financial Group, Inc.	258,850	12,930	0.3%
Pan Pacific Retail Properties, Inc. REIT	190,654	12,753	0.3%
^Thornburg Mortgage, Inc. REIT	480,336	12,585	0.3%
Sky Financial Group, Inc.	451,921	12,572	0.3%
Bank of Hawaii Corp.	242,807	12,514	0.3%
Mack-Cali Realty Corp. REIT	289,607	12,511	0.3%
Shurgard Storage Centers, Inc. Class A REIT	219,123	12,426	0.3%
Cullen/Frost Bankers, Inc.	221,294	11,879	0.3%
Webster Financial Corp.	252,249	11,830	0.3%
IndyMac Bancorp, Inc.	297,338	11,602	0.3%
CenterPoint Properties Corp. REIT	228,150	11,289	0.3%
CBL & Associates Properties, Inc. REIT	282,003	11,142	0.3%
Wilmington Trust Corp.	285,497	11,109	0.3%
+Other--Financials		1,176,858	30.3%
		1,480,992	38.2%
+Health Care		94,593	2.4%
Industrials
*Terex Corp.	231,334	13,741	0.4%
Harsco Corp.	195,213	13,179	0.3%
Ryder System, Inc.	300,705	12,335	0.3%
*Yellow Roadway Corp.	271,292	12,102	0.3%
Teleflex Inc.	172,097	11,183	0.3%
Hughes Supply, Inc.	311,090	11,153	0.3%
+Other--Industrials		505,949	13.0%
		579,642	14.9%
Information Technology
*Avnet, Inc.	575,836	13,785	0.4%
*Integrated Device Technology Inc.	932,747	12,294	0.3%
*ADC Telecommunications, Inc.	543,245	12,136	0.3%
+Other--Information Technology		265,777	6.8%
		303,992	7.8%
Materials
Martin Marietta Materials, Inc.	216,821	16,635	0.4%
Lubrizol Corp.	317,865	13,805	0.4%
Louisiana-Pacific Corp.	493,082	13,545	0.3%
+Other--Materials		245,561	6.4%
		289,546	7.5%

44

Shares	Market Value• ($000)	Percentage of Net Assets

+Telecommunication Services		33,900	0.9%
Utilities
*CMS Energy Corp.	1,026,679	14,897	0.4%
Northeast Utilities	686,309	13,513	0.3%
AGL Resources Inc.	344,275	11,984	0.3%
ONEOK, Inc.	448,979	11,956	0.3%
Energen Corp.	325,983	11,840	0.3%
National Fuel Gas Co.	374,314	11,675	0.3%
OGE Energy Corp.	422,824	11,327	0.3%
Puget Energy, Inc.	539,890	11,025	0.3%
+Other--Utilities		234,443	6.1%
		332,660	8.6%
Total Common Stocks (Cost $3,277,131)		3,874,066	99.8%1
Temporary Cash Investments
Money Market Fund
2Vanguard Market Liquidity Fund, 4.274%	7,166,989	7,167	0.2%
2Vanguard Market Liquidity Fund, 4.274%--Note E	100,616,316	100,616	2.6%
		107,783	2.8%
	Face
	Amount
	($000)
U.S. Agency Obligation
3Federal National Mortgage Assn
43.969%, 1/11/06	1,000	999	0.0%
Total Temporary Cash Investments (Cost $108,782)		108,782	2.8%1
Total Investments (Cost $3,385,913)		3,982,848	102.6%
Other Assets and Liabilities
Other Assets--Note B		37,814	1.0%
Security Lending Collateral Payable to Brokers--Note E		(100,616)	(2.6%)
Other Liabilities		(38,938)	(1.0%)
		(101,740)	(2.6%)
Net Assets		3,881,108	100.0%

45

Vanguard Small-Cap Value Index Fund

At December 31, 2005, net assets consisted of:[5]
Amount ($000)

Paid-in Capital	3,353,825

Over distributed Net Investment Income	(692)

Accumulated Net Realized Losses	(68,972)
Unrealized Appreciation

Investment Securities	596,935

Futures Contracts	12

Net Assets	3,881,108

Investor Shares--Net Assets

Applicable to 236,707,673 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	3,446,226

Net Asset Value Per Share--Investor Shares	$14.56

Institutional Shares--Net Assets

Applicable to 16,951,237 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	247,329

Net Asset Value Per Share--Institutional Shares	$14.59

VIPER Shares--Net Assets

Applicable to 3,086,695 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	187,553

Net Asset Value Per Share--VIPER Shares	$60.76

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements. † Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets. See Note C in Notes to Financial Statements.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

46

Vanguard Small-Cap Value Index Fund

Statement of Operations

Year Ended December 31, 2005 ($000)

Investment Income

Income

Dividends	74,690

Interest[1]	256

Security Lending	1,826

Total Income	76,772

Expenses

The Vanguard Group--Note B

Investment Advisory Services	150

Management and Administrative--Investor Shares	6,145

Management and Administrative--Institutional Shares	81

Management and Administrative--VIPER Shares	87

Marketing and Distribution--Investor Shares	655

Marketing and Distribution--Institutional Shares	40

Marketing and Distribution--VIPER Shares	20

Custodian Fees	286

Auditing Fees	23

Shareholders' Reports--Investor Shares	92

Shareholders' Reports--Institutional Shares	--

Shareholders' Reports--VIPER Shares	1

Trustees' Fees and Expenses	6

Total Expenses	7,586

Net Investment Income	69,186

Realized Net Gain (Loss)

Investment Securities Sold	213,653

Futures Contracts	1,178

Realized Net Gain (Loss)	214,831

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(62,732)

Futures Contracts	12

Change in Unrealized Appreciation (Depreciation)	(62,720)

Net Increase (Decrease) in Net Assets Resulting from Operations	221,297

1 Interest income from an affiliated company of the fund was $217,000.

47

Vanguard Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	69,186	49,405

Realized Net Gain (Loss)	214,831	166,721

Change in Unrealized Appreciation (Depreciation)	(62,720)	310,066

Net Increase (Decrease) in Net Assets Resulting from Operations	221,297	526,192

Distributions

Net Investment Income

Investor Shares	(61,216)	(45,980)

Institutional Shares	(4,629)	(2,627)

VIPER Shares	(3,123)	(781)

Realized Capital Gain

Investor Shares	--	--

Institutional Shares	--	--

VIPER Shares	--	--

Total Distributions	(68,968)	(49,388)

Capital Share Transactions--Note F

Investor Shares	359,113	768,321

Institutional Shares	87,740	23,106

VIPER Shares	134,600	42,930

Net Increase (Decrease) from Capital Share Transactions	581,453	834,357

Total Increase (Decrease)	733,782	1,311,161

Net Assets

Beginning of Period	3,147,326	1,836,165

End of Period[1]	3,881,108	3,147,326

1 Including undistributed (overdistributed) net investment income of ($692,000) and ($910,000).

48

Vanguard Small-Cap Value Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$13.97	$11.49	$8.52	$10.29	$9.65

Investment Operations

Net Investment Income	.263	.227	.192	.090	.074

Net Realized and Unrealized Gain (Loss) on Investments	.589	2.478	2.976	(1.494)	1.176

Total from Investment Operations	.852	2.705	3.168	(1.404)	1.250

Distributions

Dividends from Net Investment Income	(.262)	(.225)	(.198)	(.090)	(.065)

Distributions from Realized Capital Gains	--	--	--	(.276)	(.545)

Total Distributions	(.262)	(.225)	(.198)	(.366)	(.610)

Net Asset Value, End of Period	$14.56	$13.97	$11.49	$8.52	$10.29

Total Return[1]	6.07%	23.55%	37.19%	-14.20%	13.70%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$3,446	$2,947	$1,730	$1,176	$802

Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.27%	0.27%	0.27%

Ratio of Net Investment Income to

Average Net Assets	1.96%	2.15%	2.07%	0.93%	0.97%

Portfolio Turnover Rate[2]	28%	30%	100%[3]	57%	59%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the $10 annual account maintenance fee applied on balances under $10,000.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3 Includes activity related to a change in the fund’s target index.

49

Vanguard Small-Cap Value Index Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$13.99	$11.50	$8.53	$10.29	$9.65

Investment Operations

Net Investment Income	.294	.255	.198	.114	.089

Net Realized and Unrealized Gain (Loss) on Investments	.589	2.478	2.976	(1.494)	1.176

Total from Investment Operations	.883	2.733	3.174	(1.380)	1.265

Distributions

Dividends from Net Investment Income	(.283)	(.243)	(.204)	(.104)	(.080)

Distributions from Realized Capital Gains	--	--	--	(.276)	(.545)

Total Distributions	(.283)	(.243)	(.204)	(.380)	(.625)

Net Asset Value, End of Period	$14.59	$13.99	$11.50	8.53	$10.29

Total Return[1]	6.28%	23.77%	37.22%	-13.96%	13.86%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$247	$153	$106	$338	$325

Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	2.11%	2.29%	2.24%	1.08%	1.14%

Portfolio Turnover Rate[2]	28%	30%	100%[3]	57%	59%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3 Includes activity related to a change in the fund’s target index.

50

Vanguard Small-Cap Value Index Fund

VIPER Shares

For a Share Outstanding Throughout Each Period	Year Ended Dec. 31, 2005	Jan. 26[1] to Dec. 31, 2004

Net Asset Value, Beginning of Period	$58.31	$50.53

Investment Operations

Net Investment Income	1.174	.930

Net Realized and Unrealized Gain (Loss) on Investments	2.443	7.818

Total from Investment Operations	3.617	8.748

Distributions

Dividends from Net Investment Income	(1.167)	(.968)

Distributions from Realized Capital Gains	--	--

Total Distributions	(1.167)	(.968)

Net Asset Value, End of Period	$60.76	$58.31

Total Return	6.20%	17.34%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$188	$47

Ratio of Total Expenses to Average Net Assets	0.12%	0.22%2

Ratio of Net Investment Income to Average Net Assets	2.07%	2.16%[2]

Portfolio Turnover Rate[3]	28%	30%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units. See accompanying Notes, which are an integral part of the Financial Statements.

51

Vanguard Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

52

Vanguard Small-Cap Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $458,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $116,993,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $2,146,000 of ordinary income available for distribution. The fund had available realized losses of $67,918,000 to offset future net capital gains through December 31, 2011.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $596,935,000, consisting of unrealized gains of $719,564,000 on securities that had risen in value since their purchase and $122,629,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	120	8,140	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2005, the fund purchased $1,858,153,000 of investment securities and sold $1,277,208,000 of investment securities other than temporary cash investments.

53

Vanguard Small-Cap Value Index Fund

E. The market value of securities on loan to broker/dealers at December 31, 2005, was $94,910,000, for which the fund received cash collateral of $100,616,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	1,083,820	77,571	1,162,275	93,006

Issued in Lieu of Cash Distributions	56,448	3,822	42,184	3,035

Redeemed	(781,155)	(55,704)	(436,138)	(35,689)

Net Increase (Decrease)--Investor Shares	359,113	25,689	768,321	60,352

Institutional Shares

Issued	122,665	8,583	30,005	2,333

Issued in Lieu of Cash Distributions	2,775	187	1,739	125

Redeemed	(37,700)	(2,748)	(8,638)	(717)

Net Increase (Decrease)--Institutional Shares	87,740	6,022	23,106	1,741

VIPER Shares

Issued	445,777	7,277	52,994	1,010

Issued in Lieu of Cash Distributions	--	--	--	--

Redeemed	(311,177)	(5,000)	(10,064)	(200)

Net Increase (Decrease)--VIPER Shares	134,600	2,277	42,930	810

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund: In our opinion, the accompanying statements of net assets-investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2006

55

Special 2005 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code. The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Index Fund	Qualified Dividend Income ($000)

Small-Cap	80,885

Small-Cap Growth	5,204

Small-Cap Value	46,160

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage

Small-Cap	69.6%

Small-Cap Growth	100.0

Small-Cap Value	64.0

56

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes. Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds--Small Capitalization Portfolio
Periods Ended December 31, 2005

	One Year	Five Years	Ten Years[1]

Small-Cap Index Fund Investor Shares[2]

Returns Before Taxes	7.36%	9.10%	10.26%

Returns After Taxes on Distributions	7.14	8.77	8.75

Returns After Taxes on Distributions and Sale of Fund Shares	4.94	7.73	8.21

Small-Cap Growth Index Fund Investor Shares[2]

Returns Before Taxes	8.64%	8.62%	7.65%

Returns After Taxes on Distributions	8.60	8.57	7.37

Returns After Taxes on Distributions and Sale of Fund Shares	5.67	7.47	6.53

Small-Cap Value Index Fund Investor Shares[2]

Returns Before Taxes	6.07%	11.89%	9.05%

Returns After Taxes on Distributions	5.67	10.88	7.66

Returns After Taxes on Distributions and Sale of Fund Shares	4.20	9.77	6.99

1 For Vanguard Small-Cap Growth Index and Small-Cap Value Index Funds, returns are annualized since inception on May 21, 1998.
2 Total return figures do not reflect the $10 annual account maintenance fee applied to balances under $10,000.

57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 59 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

58

Six Months Ended December 31, 2005
	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]

Based on Actual Fund Return

Small-Cap Index Fund

Investor Shares	$1,000.00	$1,064.43	$1.20

Admiral Shares	1,000.00	1,065.28	0.68

Institutional Shares	1,000.00	1,065.48	0.42

VIPER Shares	1,000.00	1,065.34	0.52

Small-Cap Growth Index Fund

Investor Shares	$1,000.00	$1,086.37	$1.21

Institutional Shares	1,000.00	1,086.97	0.42

VIPER Shares	1,000.00	1,087.14	0.58

Small-Cap Value Index Fund

Investor Shares	$1,000.00	$1,042.66	$1.18

Institutional Shares	1,000.00	1,043.29	0.41

VIPER Shares	1,000.00	1,043.39	0.57

Based on Hypothetical 5% Yearly Return

Small-Cap Index Fund

Investor Shares	$1,000.00	$1,024.05	$1.17

Admiral Shares	1,000.00	1,024.55	0.66

Institutional Shares	1,000.00	1,024.80	0.41

VIPER Shares	1,000.00	1,024.70	0.51

Small-Cap Growth Index Fund

Investor Shares	$1,000.00	$1,024.05	$1.17

Institutional Shares	1,000.00	1,024.80	0.41

VIPER Shares	1,000.00	1,024.65	0.56

Small-Cap Value Index Fund

Investor Shares	$1,000.00	$1,024.05	$1.17

Institutional Shares	1,000.00	1,024.80	0.41

VIPER Shares	1,000.00	1,024.65	0.56

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.23% for the Small-Cap Index Fund Investor Shares, 0.13% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for VIPER Shares; 0.23% for the Small-Cap Growth Index Fund Investor Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares; 0.23% for the Small-Cap Value Index Fund Investor Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

59

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

60

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997—2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, VIPER, VIPERs,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
This material may be used in conjunction
with the offering of shares of any Vanguard	You can obtain a free copy of Vanguard's proxy voting
fund only if preceded or accompanied by	guidelines by visiting our website, www.vanguard.com,
the fund's current prospectus	and searching for "proxy voting guidelines," or by calling
Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
The funds or securities referred to herein	securities it owned during the 12 months ended June 30.
that are offered by The Vanguard Group	To get the report, visit either www.vanguard.com
and track an MSCI Index are not	or www.sec.gov.
sponsored, endorsed, or promoted by
MSCI, and MSCI bears no liability with	You can review and copy information about your fund
respect to any such funds or securities. For	at the SEC's Public Reference Room in Washington, D.C.
such funds or securities, the prospectus or	To find out more about this public service, call the SEC
the Statement of Additional Information	at 202-551-8090. Information about your fund is also
contains a more detailed description of	available on the SEC's website, and you can receive
the limited relationship MSCI has with	copies of this information, for a fee, by sending a
The Vanguard Group	request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

(C) 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022006

Vanguard® U.S. Stock Index Funds
Mid-Capitalization Portfolios

› Annual Report

December 31, 2005

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

>	In a year favorable for smaller stocks, the Investor Shares of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund returned 10.3% and 13.9%, respectively.

>	Both funds closely tracked their target indexes, and the Mid-Cap Index Fund exceeded the return of its average peer fund by a considerable margin.

>	Overall, the funds’ largest industry sector holdings earned modest returns, while the health care and energy sectors performed exceptionally well.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Extended Market Index Fund	8
Mid-Cap Index Fund	24
Your Fund's After-Tax Returns	45
About Your Fund's Expenses	46
Glossary	48

Mid-Cap Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2005

Vanguard Extended Market Index Fund	Total Return
Investor Shares	10.3%
Admiral™ Shares[1]	10.5
Institutional Shares[2]	10.5
VIPER® Shares[3]
Market Price	10.5
Net Asset Value	10.5
Spliced Extended Market Index[4]	10.4
Average Mid-Cap Core Fund[5]	10.3

Vanguard Mid-Cap Index Fund
Investor Shares	13.9%
Admiral Shares[1]	14.0
Institutional Shares[2]	14.1
VIPER Shares[3]
Market Price	14.0
Net Asset Value	14.0
MSCI US Mid-Cap 450 Index	13.9
Average Mid-Cap Core Fund[5]	10.3

Your Fund’s Performance at a Glance
December 31, 2004–December 31, 2005

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains

Vanguard Extended Market Index Fund

Investor Shares	$31.36	$34.26	$0.330	$0.000

Admiral Shares	31.36	34.28	0.369	0.000

Institutional Shares	31.38	34.29	0.389	0.000

VIPER Shares	82.74	90.40	1.016	0.000

Vanguard Mid-Cap Index Fund

Investor Shares	$15.64	$17.63	$0.191	$0.000

Admiral Shares	70.92	79.98	0.908	0.000

Institutional Shares	15.67	17.67	0.211	0.000

VIPER Shares	57.32	64.61	0.753	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	These shares also carry low expenses and are available for a minimum investment of $5 million.
3	VIPER Shares are traded on the American Stock Exchange and are available only through brokers. The table shows VIPER returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.
4	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.
5	Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

The broad U.S. stock market ended 2005 with a modest gain of 6.3%, as measured by the Dow Jones Wilshire 5000 Composite Index. Mid-capitalization stocks enjoyed significantly higher returns than the broad market. The Investor Shares of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund gained 10.3% and 13.9%, respectively.

Both funds fulfilled their objectives of closely tracking their target indexes. While the performance of the Extended Market Index Fund was in line with that of the average mid-cap core fund, Vanguard Mid-Cap Index Fund surpassed its average peer fund by more than 3.5 percentage points.

The first table on page 1 provides the total returns (capital change plus reinvested distributions) for both funds and their comparative measures. The per-share components of the funds’ total returns—starting and ending net asset values, as well as income distributions—are shown in the second table. If you hold either fund in a taxable account, you may also wish to review the funds’ after-tax returns on page 45.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad U.S. market returned 6.3% for the 12 months.

2

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly those listed on the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively, applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Modest bond returns belied unusual interest rate movements

The Federal Reserve Board boosted its target for short-term interest rates to 4.25% from 2.25% during 2005. The yields of most fixed income securities followed suit. Increases were most pronounced among short-term investments. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.)

Toward the end of 2005, these unusual dynamics led to a slight inversion of the yield curve, with short-term bonds yielding slightly more than some long-term bonds. Because rising yields are the flip side of falling bond prices, these interest rate movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

Energy and health care sectors led gains for 2005

For both the Extended Market and Mid-Cap Index Funds, gains in 2005 were spread across a spectrum of industries. However, the highest returns for both funds came from the energy and health care sectors. Though these two sectors represented, on average, 20% or less of each fund’s

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Three Years	Five Years

Stocks

Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%

Russell 2000 Index (Small-caps)	4.6	22.1	8.2

Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1

MSCI All Country World Index ex USA (International)	17.1	26.2	6.7

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%

Lehman Municipal Bond Index	3.5	4.4	5.6

Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2

CPI

Consumer Price Index	3.4%	2.8%	2.5%

3

holdings, they generated much of the funds’ returns.

Within the Mid-Cap Index Fund, for example, the energy sector represented only 10% of holdings but contributed over one-third of the fund’s overall performance. The fund had much larger holdings in the financials, consumer discretionary, and information technology sectors, but their impact on performance was limited, with positive but comparatively modest returns. Like the energy sector, the health care sector also experienced outsized returns, up 22% for the year.

For the Extended Market Index Fund, the two largest sectors, on average, were financials (25%) and consumer discretionary stocks (18%). Returns from financials were subdued, while the fund’s consumer discretionary sector ended the year with a loss. Once again, energy and health care sector holdings, although they represented less of the portfolio, carried the day, contributing about half of the fund’s return.

During the year, the Extended Market Index Fund finished the transition of its target benchmark to the S&P Completion Index. This process began in June and was completed in mid-September. The S&P Completion Index incorporates several index-construction methodologies favored by Vanguard Quantitative Equity Group, the fund’s manager. The fund’s objectives and risks are unchanged.

Long-term returns show the value of indexing

The goal of an index fund is to track its benchmark index precisely. Over the years,

Expense Ratios:1
Your fund compared with its peer group

Expense Ratio
Extended Market Index Fund
Investor Shares	0.25%
Admiral Shares	0.10
Institutional Shares	0.07
VIPER Shares	0.08
Average Mid-Cap Core Fund	1.54
Mid-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.13
Institutional Shares	0.08
VIPER Shares	0.13
Average Mid-Cap Core Fund	1.54

1	Funds expense ratios reflect the fiscal year ended December 31, 2005. Peer group for both the Extended Market Index Fund and the Mid-Cap Index Fund is the Average Mid-Cap Core Fund. Peer group expense ratios are derived from data provided by Lipper Inc. and captures information through year-end 2004.

4

the Vanguard mid-cap index funds have consistently accomplished this goal. (In fact, the funds have marginally outpaced the index returns.)

This is a significant accomplishment, given that indexes bear none of the costs that detract from a mutual fund’s return. It’s an achievement that reflects two competitive advantages: first, the expertise of the Vanguard Quantitative Equity Group, which has developed proprietary index-tracking methodologies and trading strategies; and second, the funds’ historically very low expense ratios.

The table below shows the annualized returns over ten years for the Investor Shares of the Extended Market Index Fund and since inception for the Mid-Cap Index Fund. During these periods, the Extended Market Index Fund lagged its average peer by 2.1 percentage points annually, on average, while the Mid-Cap Index Fund was ahead by the same margin. The shortfall in the comparative performance of the Extended Market Index Fund arose largely from the nature of its former target index, which included a greater proportion of small-cap stocks than competing funds typically hold. Small-cap stocks lagged larger stocks during most of the 1990s.

The table also shows how a hypothetical initial investment of $10,000 would have grown in the Vanguard funds and their comparative standards.

Total Returns	Ten Years Ended December 31, 2005[1]
	Average Annual Return	Final Value of a $10,000 Initial Investment
Extended Market Index Fund Investor Shares	10.0%	$25,973

Spliced Extended Market Index[2]	9.9	25,616

Average Mid-Cap Core Fund[3]	12.1	31,414

Mid-Cap Index Fund Investor Shares	11.6%	$23,103

Spliced Mid Cap Index[4]	11.4	22,709

Average Mid-Cap Core Fund[3]	9.5	19,891

1	For the Mid-Cap Index Fund and its comparative measures, returns are since the fund’s inception on May 21, 1998.
2	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.
3	Derived from data provided by Lipper Inc.
4	S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

5

It’s wise to invest for the long term

No one can predict with any confidence what will happen in the financial markets in 2006 and beyond. This is precisely why we always encourage Vanguard shareholders to evaluate their investments from a long-term perspective. It’s also why we place such high value on what we believe are the keys to a sound long-term investment program—namely, balance among stocks, bonds, and money market funds; a disciplined approach to investment selection; a constancy of purpose that doesn’t chase market trends; and careful attention to costs.

As an investor, you can best weather the market’s uncertainties by sticking with a well-planned strategy. Investing in Vanguard’s medium-capitalization index funds is a smart way to participate in the long-term potential of an important segment of the overall stock market.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
January 18, 2006

6

Extended Market Index Fund VIPER Shares
Premium/Discount: December 27, 20011— December 31, 2005

	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value

	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days

0-24.9	526	52.01%	404	39.96%

25-49.9	50	4.95	22	2.18

50-74.9	3	0.30	4	0.40

75-100.0	1	0.10	1	0.10

>100.0	0	0.00	0	0.00

Total	580	57.36%	431	42.64%

Mid-Cap Index Fund VIPER Shares
Premium/Discount: January 26, 20041— December 31, 2005

	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value

	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days

0-24.9	259	52.97%	228	46.63%

25-49.9	0	0.00	1	0.20

50-74.9	0	0.00	0	0.00

75-100.0	0	0.00	1	0.20

>100.0	0	0.00	0	0.00

Total	259	52.97%	230	47.03%

1	Inception.
2	One basis point equals 1/100th of 1%.

7

Extended Market Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	3,554	4,220	4,999
Median Market Cap	$2.5B	$2.5B	$26.4B
Price/Earnings Ratio	24.9x	24.9x	20.5x
Price/Book Ratio	2.6x	2.6x	2.8x
Yield		1.1%	1.7%
Investor Shares	1.0%
Admiral Shares	1.2%
Institutional Shares	1.2%
VIPER Shares	1.2%
Return on Equity	11.9%	12.0%	17.3%
Earnings Growth Rate	13.8%	13.9%	9.5%
Foreign Holdings	0.3%	0.0%	2.4%
Turnover Rate	27%[4]	—	—
Expense Ratio		—	—
Investor Shares	0.25%
Admiral Shares	0.10%
Institutional Shares	0.07%
VIPER Shares	0.08%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)	Fund	Target Index[1]	Broad Index[2]
Consumer Discretionary	16	16	12
Consumer Staples	3	2	9
Energy	8	8	9
Financials	23	24	22
Health Care	12	13	13
Industrials	11	11	11
Information Technology	17	17	15
Materials	4	3	3
Telecommunication Services	2	2	3
Utilities	4	4	3

Volatility Measures	Fund	Spliced Index[3]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.91	1.00
Beta	1.00	1.00	1.24	1.00

Ten Largest Holdings[5] (% of total net assets)
Google Inc.	media	2.5%
Genentech, Inc.	biotechnology	1.3
Liberty Media Corp.	media	0.6
Accenture Ltd.	business services	0.5
Legg Mason Inc.	financial services	0.5
The Chicago Mercantile Exchange	financial services	0.4
Marvell Technology Group Ltd.	electronics	0.4
SanDisk Corp.	electronics	0.4
General Growth Properties Inc. REIT	real estate	0.4
Celgene Corp.	biotechnology	0.4
Top Ten		7.4%

Investment Focus

1	S&P Completion Index.
2	Dow Jones Wilshire 5000 Index.
3	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.
4	Turnover rate includes activity related to a change in the Fund’s index.
5	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 48 for a glossary of investment terms.

8

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value of a $10,000

	One Year	Five Years	Ten Years	Investment

Extended Market Index Fund Investor Shares[1]	10.29%	6.93%	10.01%	$25,973

Dow Jones Wilshire 5000 Index	6.32	2.12	9.16	24,019

Spliced Extended Market Index[2]	10.36	7.01	9.86	25,616

Average Mid-Cap Core Fund[3]	10.26	6.39	12.13	31,414

	One Year	Five Years	Since Inception[4]	Final Value of a $100,000 Investment

Extended Market Index Fund Admiral Shares	10.47%	7.02%	5.92%	$134,359

Dow Jones Wilshire 5000 Index	6.32	2.12	1.55	108,185

Spliced Extended Market Index[2]	10.36	7.01	5.89	134,130

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005, S&P Completion Index thereafter.
3	Derived from data provided by Lipper Inc.
4	November 13, 2000.

9

Extended Market Index Fund

	One Year	Five Years	Since Inception[1]	Final Value of a $5,000,000 Investment

Extended Market Index Fund Institutional Shares	10.50%	7.10%	8.34%	$9,862,905

Dow Jones Wilshire 5000 Index	6.32	2.12	6.02	8,209,222

Spliced Extended Market Index[2]	10.36	7.01	8.18	9,743,974

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Extended Market Index Fund VIPER Shares Net Asset Value	10.48%	11.45%	$15,449

Dow Jones Wilshire 5000 Index	6.32	5.51	12,398

Spliced Extended Market Index[2]	10.36	11.53	15,493

Cumulative Returns--VIPER Shares: December 27, 20011--December 31, 2005

	One Year	Cumulative Since Inception

Extended Market Index Fund VIPER Shares Market Price	10.50%	54.36%

Extended Market Index Fund VIPER Shares Net Asset Value	10.48	54.49

Spliced Extended Market Index[2]	10.36	54.93

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

[Dark Gray] - Extended Market Fund Investor Shares
[Light Gray] - Spliced Extended Market Index2

1	Inception dates are: for Institutional Shares, July 7, 1997; for VIPER Shares, December 27, 2001.
2	Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Indexthrough
3	September 16, 2005; S&P Completion Index thereafter. Note: See Financial Highlights tables on pages 17–20 for dividend and capital gains information.

10

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Consumer Discretionary
* Liberty Media Corp.	8,707,713	68,530	0.6%
* DIRECTV Group, Inc.	2,160,815	30,511	0.3%
*^ Sirius Satellite Radio, Inc.	4,496,625	30,127	0.3%
* Chico's FAS, Inc.	611,221	26,851	0.3%
Harman International Industries, Inc.	222,491	21,772	0.2%
* EchoStar Communications Corp. Class A	732,080	19,891	0.2%
† Other—Consumer Discretionary		1,470,511	13.9%
Consumer Staples		1,668,193	15.8%
Kraft Foods Inc.	908,545	25,566	0.2%
Bunge Ltd.	376,779	21,329	0.2%
† Other—Consumer Staples		223,523	2.2%
Energy		270,418	2.6%
Peabody Energy Corp.	444,113	36,604	0.3%
Chesapeake Energy Corp.	1,000,929	31,759	0.3%
GlobalSantaFe Corp.	653,607	31,471	0.3%
* Ultra Petroleum Corp.	518,113	28,911	0.3%
Smith International, Inc.	676,814	25,117	0.2%
Noble Energy, Inc.	590,853	23,811	0.2%
ENSCO International, Inc.	517,606	22,956	0.2%
Pioneer Natural Resources Co.	434,166	22,260	0.2%
* Newfield Exploration Co.	429,746	21,517	0.2%

11

Extended Market Index Fund

	Shares	Market Value• ($000)	Percentage of Net Assets
CONSOL Energy, Inc.	312,147	20,346	0.2%
* Southwestern Energy Co.	563,102	20,238	0.2%
† Other—Energy		527,952	5.1%
Financials		812,942	7.7%
Legg Mason Inc.	411,555	49,259	0.5%
The Chicago Mercantile Exchange	116,443	42,792	0.4%
General Growth Properties Inc. REIT	806,335	37,890	0.4%
Hudson City Bancorp, Inc.	2,018,152	24,460	0.2%
Boston Properties, Inc. REIT	303,086	22,468	0.2%
Avalonbay Communities, Inc. REIT	248,393	22,169	0.2%
Kimco Realty Corp. REIT	675,527	21,671	0.2%
Fidelity National Financial, Inc.	586,081	21,562	0.2%
Everest Re Group, Ltd.	208,935	20,967	0.2%
Host Marriott Corp. REIT	1,074,411	20,360	0.2%
^ Commerce Bancorp, Inc.	586,507	20,182	0.2%
Popular, Inc.	925,863	19,582	0.2%
† Other—Financials		2,122,757	20.1%
Health Care		2,446,119	23.2%
* Genentech, Inc.	1,509,449	139,624	1.3%
* Celgene Corp.	572,852	37,121	0.4%
* IVAX Corp.	739,557	23,170	0.2%
Omnicare, Inc.	403,302	23,077	0.2%
* Barr Pharmaceuticals Inc.	363,420	22,637	0.2%
* Varian Medical Systems, Inc.	444,318	22,367	0.2%
* Health Net Inc.	386,804	19,940	0.2%
+ Other—Health Care		1,020,195	9.7%
Industrials		1,308,131	12.4%
Expeditors International of Washington, Inc.	360,187	24,316	0.2%
Precision Castparts Corp.	448,779	23,251	0.2%
C.H. Robinson Worldwide Inc.	577,147	21,372	0.2%
† Other—Industrials		1,117,421	10.6%
Information Technology		1,186,360	11.2%
* Google Inc.	628,825	260,874	2.5%
Accenture Ltd.	1,881,968	54,332	0.5%
* Marvell Technology Group Ltd.	708,246	39,726	0.4%
* SanDisk Corp.	621,800	39,061	0.4%
* Juniper Networks, Inc.	1,659,344	37,003	0.4%

12

Extended Market Index Fund

	Shares	Market Value• ($000)	Percentage of Net Assets
* Cognizant Technology Solutions Corp.	466,772	23,502	0.2%
Microchip Technology, Inc.	709,864	22,822	0.2%
† Other—Information Technology		1,340,980	12.6%
		1,818,300	17.2%
† Materials		384,373	3.6%
Telecommunication Services
MCI Inc.	1,070,538	21,122	0.2%
† Other—Telecommunication Services		139,461	1.3%
Utilities		160,583	1.5%
Questar Corp.	288,093	21,809	0.2%
† Other—Utilities		374,290	3.6%
		396,099	3.8%
Total Common Stocks (Cost $8,383,657)		10,451,518	99.0%(1)
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 4.274%	61,644,457	61,644	0.7%
[2] Vanguard Market Liquidity Fund, 4.274%—Note E	418,953,746	418,954	4.0%
U.S. Agency Obligations	Face Amount ($000)	480,598	4.7%
[3] Federal Home Loan Mortgage Corp. [4] 3.939%, 1/3/2006	6,000	5,999	0.0%
† Other—U.S. Agency Obligations	6,000	5,945	0.0%
		11,944	0.0%
Total Temporary Cash Investments (Cost $492,542)		492,542	4.7%[1]
Total Investments (Cost $8,876,199)		10,944,060	103.7%
Other Assets and Liabilities
Receivables for Investment Securities Sold		240,987	2.3%
Other Assets—Note B		166,971	1.6%
Security Lending Collateral Payable to Brokers—Note E		(418,954)	(4.0%)
Payables for Capital Shares Redeemed		(257,142)	(2.4%)
Other Liabilities		(126,658)	(1.2%)
		(394,796)	(3.7%)
Net Assets		10,549,264	100.0%

13

Extended Market Index Fund

At December 31, 2005, net assets consisted of:5

Face Amount
Paid-in Capital	8,584,817
Overdistributed Net Investment Income	(1,790)
Accumulated Net Realized Losses	(100,569)
Unrealized Appreciation (Depreciation)
Investment Securities	2,067,861
Futures Contracts	(1,055)
Net Assets	10,549,264

Investor Shares—Net Assets
Applicable to 158,810,239 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,441,463
Net Asset Value Per Share—Investor Shares	$34.26

Admiral Shares—Net Assets
Applicable to 69,393,791 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,378,719
Net Asset Value Per Share—Admiral Shares	$34.28

Institutional Shares—Net Assets
Applicable to 68,863,004 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,361,147
Net Asset Value Per Share—Institutional Shares	$34.29

VIPER Shares—Net Assets
Applicable to 4,070,173 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	367,935
Net Asset Value Per Share—VIPER Shares	$90.40

•	Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.8%, respectively, of net assets. See Note C in Notes to Financial Statements.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4	Securities with a value of $5,999,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

14

Extended Market Index Fund

Statement of Operations

Year Ended December 31, 2005 ($000)
Investment Income
Income
Dividends	120,479
Interest[1]	1,746
Security Lending	9,024
Total Income	131,249
Expenses
The Vanguard Group—Note B
Investment Advisory Services	179
Management and Administrative
Investor Shares	11,715
Admiral Shares	1,326
Institutional Shares	884
VIPER Shares	172
Marketing and Distribution
Investor Shares	1,002
Admiral Shares	312
Institutional Shares	500
VIPER Shares	64
Custodian Fees	317
Auditing Fees	23
Shareholders' Reports
Investor Shares	138
Admiral Shares	4
Institutional Shares	—
VIPER Shares	—
Trustees' Fees and Expenses	14
Total Expenses	16,650
Net Investment Income	114,599
Realized Net Gain (Loss)
Investment Securities Sold	603,521
Futures Contracts	5,199
Realized Net Gain (Loss)	608,720
Change in Unrealized Appreciation (Depreciation)
Investment Securities	253,254
Futures Contracts	(1,408)
Change in Unrealized Appreciation (Depreciation)	251,846
Net Increase (Decrease) in Net Assets Resulting from Operations	975,165

1	Interest income from an affiliated company of the fund was $1,571,000.

15

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) In Net Assets

Operations

Net Investment Income	114,599	86,405

Realized Net Gain (Loss)	608,720	143,384

Change in Unrealized Appreciation (Depreciation)	251,846	1,180,095

Net Increase (Decrease) in Net Assets Resulting from Operations	975,165	1,409,884

Distributions

Net Investment Income

Investor Shares	(50,762)	(49,559)

Admiral Shares	(26,044)	(13,438)

Institutional Shares	(28,164)	(22,559)

VIPER Shares	(4,120)	(2,277)

Realized Capital Gain

Investor Shares	—	—

Admiral Shares	—	—

Institutional Shares	—	—

VIPER Shares	—	—

Total Distributions	(109,090)	(87,833)

Capital Share Transactions—Note F

Investor Shares	(518,822)	430,844

Admiral Shares	868,674	79,540

Institutional Shares	24,983	313,290

VIPER Shares	104,613	92,709

Net Increase (Decrease) from Capital Share Transactions	479,448	916,383

Total Increase (Decrease)	1,345,523	2,238,434

Net Assets

Beginning of Period	9,203,741	6,965,307

End of Period[1]	10,549,264	9,203,741

1	Including undistributed (overdistributed) net investment income of ($1,790,000) and ($7,259,000).

16

Extended Market Index Fund

Financial Highlights

Investor Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$31.36	$26.66	$18.74	$23.09	$26.61

Investment Operations

Net Investment Income	.35	.284	.207	.19	.203

Net Realized and Unrealized Gain (Loss) on Investments	2.88	4.701	7.926	(4.36)	(2.703)

Total from Investment Operations	3.23	4.985	8.133	(4.17)	(2.500)

Distributions

Dividends from Net Investment Income	(.33)	(.285)	(.213)	(.18)	(.210)

Distributions from Realized Capital Gains	—	—	—	—	(.810)

Total Distributions	(.33)	(.285)	(.213)	(.18)	(1.020)

Net Asset Value, End of Period	$34.26	$31.36	$26.66	$18.74	$23.09

Total Return[1]	10.29%	18.71%	43.43%	-18.06%	-9.13%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$5,441	$5,484	$4,259	$2,629	$3,115

Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.26%	0.26%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.12%	1.05%	1.01%	0.88%	0.88%

Portfolio Turnover Rate[2]	27%[3]	17%	8%	17%	20%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3	Includes activity related to a change in the fund’s target index.

17

Extended Market Index Fund

Admiral Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$31.36	$26.66	$18.74	$23.09	$26.61

Investment Operations

Net Investment Income	.409	.315	.221	.201	.213

Net Realized and Unrealized Gain (Loss) on Investments	2.880	4.701	7.926	(4.360)	(2.703)

Total from Investment Operations	3.289	5.016	8.147	(4.159)	(2.490)

Distributions

Dividends from Net Investment Income	(.369)	(.316)	(.227)	(.191)	(.220)

Distributions from Realized Capital Gains	—	—	—	—	(.810)

Total Distributions	(.369)	(.316)	(.227)	(.191)	(1.030)

Net Asset Value, End of Period	$34.28	$31.36	$26.66	$18.74	$23.09

Total Return	10.47%	18.82%	43.51%	-18.02%	-9.09%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,379	$1,353	$1,075	$611	$735

Ratio of Total Expenses to Average Net Assets	0.10%	0.15%	0.20%	0.20%	0.20%

Ratio of Net Investment Income to Average Net Assets	1.27%	1.15%	1.07%	0.94%	0.94%

Portfolio Turnover Rate[1]	27%[2]	17%	8%	17%	20%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
2	Includes activity related to a change in the fund's target index.

18

Extended Market Index Fund

Institutional Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$31.38	$26.67	$18.74	$23.09	$26.62

Investment Operations

Net Investment Income	.419	.343	.247	.22	.228

Net Realized and Unrealized Gain (Loss) on Investments	2.880	4.701	7.926	(4.36)	(2.703)

Total from Investment Operations	3.299	5.044	8.173	(4.14)	(2.475)

Distributions

Dividends from Net Investment Income	(.389)	(.334)	(.243)	(.21)	(.245)

Distributions from Realized Capital Gains	—	—	—	—	(.810)

Total Distributions	(.389)	(.334)	(.243)	(.21)	(1.055)

Net Asset Value, End of Period	$34.29	$31.38	$26.67	$18.74	$23.09

Total Return	10.50%	18.92%	43.66%	-17.93%	-9.03%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,361	$2,136	$1,524	$644	$746

Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.30%	1.22%	1.17%	1.05%	1.02%

Portfolio Turnover Rate[1]	27%[2]	17%	8%	17%	20%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
2	Includes activity related to a change in the fund’s target index.

19

Extended Market Index Fund

VIPER Shares	Year Ended December 31,				Dec. 27[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$82.74	$70.37	$49.46	$60.99	$60.94

Investment Operations

Net Investment Income	1.063	.796	.608	.566	—

Net Realized and Unrealized Gain (Loss) on Investments	7.613	12.387	20.914	(11.561)	.05

Total from Investment Operations	8.676	13.183	21.522	(10.995)	.05

Distributions

Dividends from Net Investment Income	(1.016)	(.813)	(.612)	(.535)	—

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(1.016)	(.813)	(.612)	(.535)	—

Net Asset Value, End of Period	$90.40	$82.74	$70.37	$49.46	$60.99

Total Return	10.48%	18.75%	43.55%	-18.04%	0.08%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$368	$231	$107	$30	$6

Ratio of Total Expenses to Average Net Assets	0.08%	0.20%	0.20%	0.20%	0.20%[2]

Ratio of Net Investment Income to Average Net Assets	1.29%	1.12%	1.07%	1.04%	0.54%[2]

Portfolio Turnover Rate[3]	27%[4]	17%	8%	17%	20%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
4	Includes activity related to a change in the fund’s target index.

20

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

21

Extended Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $1,247,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $277,153,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $8,886,000 of ordinary income available for distribution. The fund had available realized losses of $100,436,000 to offset future net capital gains through December 31, 2011.

At December 31, 2005, net unrealized appreciation (depreciation) of investment securities for tax purposes was $2,067,861,000, consisting of unrealized gains of $3,334,978,000 on securities that had risen in value since their purchase and $1,267,117,000 in unrealized losses on securities that had fallen in value since their purchase.

22

Extended Market Index Fund

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

Russell 2000 Index	125	42,394	(905)

E-mini Russell 2000 Index	399	27,064	46

S&P MidCap 400 Index	42	15,607	(196)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D.     During the year ended December 31, 2005, the fund purchased $3,400,320,000 of investment securities and sold $2,984,613,000 of investment securities other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $391,545,000, for which the fund received cash collateral of $418,954,000.

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	1,238,795	38,436	1,157,031	41,328

Issued in Lieu of Cash Distributions	48,761	1,404	47,183	1,517

Redeemed	(1,806,378)	(55,900)	(773,370)	(27,732)

Net Increase (Decrease)—Investor Shares	(518,822)	(16,060)	430,844	15,113

Admiral Shares

Issued	1,271,345	38,784	397,926	14,167

Issued in Lieu of Cash Distributions	22,955	661	11,402	366

Redeemed	(425,626)	(13,190)	(329,788)	(11,716)

Net Increase (Decrease)—Admiral Shares	868,674	26,255	79,540	2,817

Institutional Shares

Issued	843,342	26,354	624,757	22,222

Issued in Lieu of Cash Distributions	24,666	710	19,854	638

Redeemed	(843,025)	(26,278)	(331,321)	(11,923)

Net Increase (Decrease)—Institutional Shares	24,983	786	313,290	10,937

VIPER Shares

Issued	213,148	2,473	92,709	1,282

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	(108,535)	(1,200)	—	—

Net Increase (Decrease)—VIPER Shares	104,613	1,273	92,709	1,282

23

Mid-Cap Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	451	449	4,999
Median Market Cap	$6.2B	$6.2B	$26.4B
Price/Earnings Ratio	21.1x	21.1x	20.5x
Price/Book Ratio	2.7x	2.7x	2.8x
Yield		1.2%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Institutional Shares	1.2%
VIPER Shares	1.2%
Return on Equity	14.1%	14.1%	17.3%
Earnings Growth Rate	14.9%	14.9%	9.5%
Foreign Holdings	0.3%	0.0%	2.4%
Turnover Rate	18%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.13%
Institutional Shares	0.08%
VIPER Shares	0.13%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)	Portfolio	Target Index[1]	Broad Index[2]
Consumer Discretionary	17	17	12
Consumer Staples	3	4	9
Energy	11	11	9
Financials	20	20	22
Health Care	11	11	13
Industrials	9	9	11
Information Technology	15	15	15
Materials	5	5	3
Telecommunication Services	3	2	3
Utilities	6	6	3

Volatility Measures	Fund	Spliced Index[3]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.90	1.00
Beta	1.01	1.00	1.16	1.00

Ten Largest Holdings[4] (% of total net assets)
Phelps Dodge Corp.	metals and mining	0.6
Legg Mason Inc.	financial services	0.6
Advanced Micro Devices, Inc.	electronics	0.6
Weatherford International Ltd.	energy and utilities	0.5
Nabors Industries, Inc.	energy and utilities	0.5
BJ Services Co.	energy and utilities	0.5
GlobalSantaFe Corp.	energy and utilities	0.5
SanDisk Corp.	electronics	0.5
ProLogis REIT	real estate	0.5
PPL Corp.	energy and utilities	0.5
Top Ten		5.3%

Investment Focus

1	MSCI US Mid 450 Index.
2	Dow Jones Wilshire 5000 Index.
3	S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 48 for a glossary of investment terms.

24

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998–December 31, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended December 31, 2005

	One Year	Five Years	Since Inception[1]	Final Value of a $10,000 Investment

Mid-Cap Index Fund Investor Shares[2]	13.93%	9.34%	11.63%	$23,103

Dow Jones Wilshire 5000 Index	6.32	2.12	3.75	13,236

Spliced Mid Cap Index[3]	13.94	9.33	11.37	22,709

Average Mid-Cap Core Fund[4]	10.26	6.39	9.45	19,891

	One Year	Since Inception[1]	Final Value of a $100,000 Investment

Mid-Cap Index Fund Admiral Shares	14.04%	13.73%	$170,231

Dow Jones Wilshire 5000 Index	6.32	6.57	130,085

Spliced Mid Cap Index[3]	13.94	13.66	169,800

1	Inception dates are: for Investor Shares, May 21, 1998; for Admiral Shares, November 12, 2001.
2	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
4	Derived from data provided by Lipper Inc.

25

Mid-Cap Index Fund

	One Year	Five Years	Since Inception[1]	Final Value of a $5,000,000 Investment

Mid-Cap Index Fund Institutional Shares	14.09%	9.49%	11.78%	$11,675,051

Dow Jones Wilshire 5000 Index	6.32	2.12	3.75	6,618,091

Spliced Mid Cap Index[2]	13.94	9.33	11.37	11,354,639

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Mid-Cap Index Fund VIPER Shares Net Asset Value	14.03%	15.17%	$13,131

Dow Jones Wilshire 5000 Index	6.32	7.30	11,456

MSCI US Mid Cap 450 Index	13.94	15.19	13,137

Cumulative Returns--VIPER Shares: January 26, 20041--December 31, 2005

	One Year	Cumulative Since Inception

Mid-Cap Index Fund VIPER Shares Market Price	14.03%	31.30%

Mid-Cap Index Fund VIPER Shares Net Asset Value	14.03	31.31

MSCI US Mid Cap 450 Index	13.94	31.37

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2005

[Dark Gray] - Mid-Cap Index Fund Investor Shares
[Light Gray] - Spliced Mid Cap Index2

1	Inception dates are: Institutional Shares, May 21, 1998; for VIPER Shares, January 26, 2004.
2	S&PMidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter. Note: See Financial Highlights tables on pages 37–40 for dividend and capital gains information.

26

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.9%)(1)
Consumer Discretionary (16.8%)
D. R. Horton, Inc.	1,680,121	60,031
* Office Depot, Inc.	1,887,897	59,280
Centex Corp.	765,933	54,757
Hilton Hotels Corp.	2,159,877	52,075
Pulte Homes, Inc.	1,308,376	51,498
*^ Sirius Satellite Radio, Inc.	7,528,571	50,441
* Chico's FAS, Inc.	1,078,486	47,378
Nordstrom, Inc.	1,226,895	45,886
Genuine Parts Co.	1,038,770	45,623
Black & Decker Corp.	480,236	41,761
Lennar Corp. Class A	659,310	40,231
Newell Rubbermaid, Inc.	1,643,108	39,073
* Expedia, Inc.	1,610,396	38,585
Mattel, Inc.	2,409,369	38,116
Wendy's International, Inc.	689,527	38,103
Harman International Industries, Inc.	381,038	37,285
*^ XM Satellite Radio Holdings, Inc.	1,324,411	36,130
KB HOME	486,747	35,367
Darden Restaurants Inc.	875,537	34,041
Abercrombie & Fitch Co.	515,406	33,594
Whirlpool Corp.	398,730	33,398
Tiffany & Co.	857,699	32,841
Sherwin-Williams Co.	704,334	31,991
* AutoZone Inc.	345,796	31,727
* Cablevision Systems NY Group Class A	1,338,918	31,424
Dollar General Corp.	1,628,591	31,057
Royal Caribbean Cruises, Ltd.	676,750	30,494
VF Corp.	533,223	29,509
Michaels Stores, Inc.	810,767	28,677
* Advance Auto Parts, Inc.	653,425	28,398
* Getty Images, Inc.	312,687	27,914
Knight Ridder	439,758	27,837
* Mohawk Industries, Inc.	319,354	27,777
*^ NTL Inc.	406,550	27,678
* MGM Mirage, Inc.	751,097	27,543
* NVR, Inc.	36,867	25,881
Leggett & Platt, Inc.	1,125,772	25,848
* Williams-Sonoma, Inc.	588,302	25,385
Ross Stores, Inc.	872,742	25,222
Circuit City Stores, Inc.	1,108,054	25,031
* Interpublic Group of Cos., Inc.	2,524,368	24,360
* Toll Brothers, Inc.	694,068	24,043
The Stanley Works	498,213	23,934
* AutoNation, Inc.	1,092,074	23,731
* Lamar Advertising Co.Class A	510,801	23,568
Station Casinos, Inc.	346,747	23,509
^ Garmin Ltd.	354,046	23,491
* Discovery Holding Co.Class A	1,520,594	23,037
Liz Claiborne, Inc.	640,666	22,949
Brunswick Corp.	551,764	22,435
Foot Locker, Inc.	936,517	22,092

27

Mid-Cap Index Fund

	Shares	Market Value• ($000)
PETsMART, Inc.	857,009	21,991
GTECH Holdings Corp.	691,305	21,942
Family Dollar Stores, Inc.	878,552	21,779
Jones Apparel Group, Inc.	706,811	21,713
New York Times Co.Class A	819,188	21,668
ServiceMaster Co.	1,742,440	20,822
* Career Education Corp.	614,614	20,725
Brinker International, Inc.	529,707	20,478
Polo Ralph Lauren Corp.	363,347	20,398
Hasbro, Inc.	961,851	19,410
American Eagle Outfitters, Inc.	828,160	19,031
* Pixar, Inc.	354,032	18,665
Reebok International Ltd.	301,186	17,538
* CarMax, Inc.	624,099	17,275
Gentex Corp.	882,067	17,200
Outback Steakhouse, Inc.	401,007	16,686
*^ Wynn Resorts Ltd.	297,159	16,299
RadioShack Corp.	761,800	16,021
* Urban Outfitters, Inc.	588,711	14,900
* Dollar Tree Stores, Inc.	610,971	14,627
Belo Corp. Class A	572,980	12,268
* Weight Watchers International, Inc.	244,676	12,094
Dex Media, Inc.	446,189	12,087
Meredith Corp.	224,242	11,737
Lear Corp.	398,069	11,329
Boyd Gaming Corp.	236,565	11,275
Dow Jones & Co., Inc.	314,672	11,168
International Speedway Corp.	173,582	8,315
The McClatchy Co. Class A	120,664	7,131
Westwood One, Inc.	432,714	7,053
* DreamWorks Animation SKG, Inc.	246,748	6,060
^ Regal Entertainment Group Class A	254,792	4,846
Hearst-Argyle Television Inc.	152,384	3,634
Lennar Corp. Class B	63,528	3,601
Consumer Staples (3.4%)		2,213,802
Whole Foods Market, Inc.	803,026	62,146
UST, Inc.	981,032	40,056
Bunge Ltd.	663,793	37,577
* Dean Foods Co.	892,262	33,603
* Constellation Brands, Inc.Class A	1,171,766	30,735
Molson Coors Brewing Co. Class B	417,258	27,952
SuperValu Inc.	811,149	26,346
The Pepsi Bottling Group, Inc.	872,437	24,960
Tyson Foods, Inc.	1,356,015	23,188
McCormick & Co., Inc.	710,876	21,980
Alberto-Culver Co. Class B	466,631	21,348
Carolina Group	466,784	20,534
* Energizer Holdings, Inc.	378,887	18,865
* Smithfield Foods, Inc.	529,512	16,203
Brown-Forman Corp.Class B	233,580	16,192
Hormel Foods Corp.	450,856	14,734
J.M. Smucker Co.	330,665	14,549
PepsiAmericas, Inc.	404,372	9,406
Energy (10.8%)		460,374
* Weatherford International Ltd.	1,966,412	71,184
* Nabors Industries, Inc.	938,548	71,095
BJ Services Co.	1,932,447	70,863
GlobalSantaFe Corp.	1,457,486	70,178
Chesapeake Energy Corp.	2,077,211	65,910
Peabody Energy Corp.	782,678	64,508
Sunoco, Inc.	821,596	64,397
* National Oilwell Varco Inc.	1,026,784	64,379
Amerada Hess Corp.	498,908	63,272
Kinder Morgan, Inc.	645,060	59,313
Noble Corp.	815,858	57,551
Murphy Oil Corp.	988,380	53,363
* Ultra Petroleum Corp.	915,539	51,087
El Paso Corp.	3,934,910	47,849
Smith International, Inc.	1,266,939	47,016

28

Mid-Cap Index Fund

	Shares	Market Value• ($000)
Pioneer Natural Resources Co.	847,005	43,426
Noble Energy, Inc.	1,042,234	42,002
ENSCO International, Inc.	907,182	40,234
* Newfield Exploration Co.	718,617	35,981
CONSOL Energy, Inc.	547,838	35,708
* Southwestern Energy Co.	972,429	34,949
* Grant Prideco, Inc.	758,418	33,461
Patterson-UTI Energy, Inc.	973,688	32,083
Arch Coal, Inc.	380,727	30,268
* Pride International, Inc.	945,747	29,082
* Cooper Cameron Corp.	668,096	27,659
Diamond Offshore Drilling, Inc.	384,100	26,718
Tesoro Petroleum Corp.	413,446	25,448
Rowan Cos., Inc.	650,237	23,174
* Cimarex Energy Co.	489,988	21,074
Pogo Producing Co.	354,232	17,644
Financials (20.0%)		1,420,876
Legg Mason Inc.	623,315	74,605
ProLogis REIT	1,454,686	67,963
General Growth Properties Inc. REIT	1,351,092	63,488
Vornado Realty Trust REIT	750,867	62,675
CIT Group Inc.	1,203,694	62,327
Ameriprise Financial, Inc.	1,338,363	54,873
Archstone-Smith Trust REIT	1,263,685	52,936
T. Rowe Price Group Inc.	697,132	50,214
Boston Properties, Inc. REIT	666,149	49,382
Sovereign Bancorp, Inc.	2,158,448	46,666
* E*TRADE FINANCIAL Corp.	2,213,783	46,180
Jefferson-Pilot Corp.	804,292	45,788
Zions Bancorp	592,099	44,739
SAFECO Corp.	746,534	42,179
Cincinnati Financial Corp.	938,874	41,949
Hudson City Bancorp, Inc.	3,388,026	41,063
* Ameritrade Holding Corp.	1,691,037	40,585
UnumProvident Corp.	1,777,852	40,446
Synovus Financial Corp.	1,488,524	40,205
Plum Creek Timber Co. Inc. REIT	1,097,965	39,582
Avalonbay Communities, Inc. REIT	438,655	39,150
Everest Re Group, Ltd.	385,712	38,706
Host Marriott Corp. REIT	2,001,927	37,937
Kimco Realty Corp. REIT	1,147,463	36,811
MGIC Investment Corp.	555,370	36,554
Fidelity National Financial, Inc.	980,632	36,077
Torchmark Corp.	622,656	34,620
Compass Bancshares Inc.	705,152	34,052
Public Storage, Inc. REIT	501,080	33,933
Popular, Inc.	1,574,894	33,309
W.R. Berkley Corp.	682,225	32,488
^ Commerce Bancorp, Inc.	930,239	32,010
Huntington Bancshares Inc.	1,308,814	31,084
Assurant, Inc.	687,561	29,902
Radian Group, Inc.	508,946	29,819
Developers Diversified Realty Corp. REIT	616,624	28,994
The St. Joe Co.	429,237	28,853
Duke Realty Corp. REIT	856,020	28,591
Mercantile Bankshares Corp.	489,473	27,626
First Horizon National Corp.	709,526	27,274
Old Republic International Corp.	1,037,217	27,237
White Mountains Insurance Group Inc.	44,969	25,117
AMB Property Corp. REIT	508,278	24,992
Janus Capital Group Inc.	1,330,539	24,788
iStar Financial Inc. REIT	672,912	23,989
American Capital Strategies, Ltd.	661,318	23,946
The Macerich Co. REIT	356,406	23,929
Associated Banc-Corp	731,616	23,814
^ Allied Capital Corp.	805,935	23,670
^ New York Community Bancorp, Inc.	1,428,326	23,596

29

Mid-Cap Index Fund

	Shares	Market Value• ($000)
Leucadia National Corp.	482,156	22,883
* AmeriCredit Corp.	881,626	22,596
The PMI Group Inc.	548,867	22,542
^ Liberty Property Trust REIT	524,011	22,454
PartnerRe Ltd.	340,369	22,352
Regency Centers Corp. REIT	379,043	22,345
First American Corp.	483,016	21,881
Apartment Investment & Management Co. Class A REIT	570,185	21,593
A.G. Edwards & Sons, Inc.	458,790	21,499
Brown & Brown, Inc.	701,880	21,435
Axis Capital Holdings Ltd.	671,688	21,010
Health Care Properties Investors REIT	809,843	20,700
TCF Financial Corp.	720,907	19,565
Nuveen Investments, Inc. Class A	454,918	19,389
Weingarten Realty Investors REIT	506,114	19,136
Federated Investors, Inc.	508,996	18,853
Commerce Bancshares, Inc.	352,530	18,374
Eaton Vance Corp.	661,881	18,109
City National Corp.	249,636	18,084
Independence Community Bank Corp.	445,179	17,687
RenaissanceRe Holdings Ltd.	400,840	17,681
Arthur J. Gallagher & Co.	561,175	17,329
Protective Life Corp.	395,131	17,295
Astoria Financial Corp.	579,979	17,051
* Markel Corp.	52,508	16,648
Fulton Financial Corp.	936,439	16,481
Hospitality Properties Trust REIT	407,947	16,359
Valley National Bancorp	631,206	15,212
Nationwide Financial Services, Inc.	340,725	14,992
^ Investors Financial Services Corp.	392,889	14,470
SEI Investments Co.	386,240	14,291
New Plan Excel Realty Trust REIT	616,173	14,283
Forest City Enterprise Class A	373,035	14,149
TD Banknorth, Inc.	462,352	13,431
Mercury General Corp.	226,571	13,191
Unitrin, Inc.	287,894	12,970
^ CapitalSource Inc.	488,589	10,944
Transatlantic Holdings, Inc.	156,250	10,500
People's Bank	333,652	10,363
BlackRock, Inc.	87,982	9,544
Erie Indemnity Co. Class A	166,960	8,882
BOK Financial Corp.	137,427	6,243
Student Loan Corp.	23,630	4,944
Fidelity National Title Group, Inc. Class A	169,837	4,136
Health Care (10.4%)		2,634,589
* Celgene Corp.	1,001,881	64,922
* Express Scripts Inc.	753,897	63,177
* Coventry Health Care Inc.	965,823	55,013
* MedImmune Inc.	1,470,048	51,481
AmerisourceBergen Corp.	1,238,918	51,291
* Humana Inc.	920,870	50,031
* Fisher Scientific International Inc.	727,661	45,013
* Laboratory Corp. of America Holdings	806,417	43,426
C.R. Bard, Inc.	628,472	41,429
Omnicare, Inc.	715,218	40,925
* Varian Medical Systems, Inc.	781,037	39,317
* Hospira, Inc.	906,568	38,783
*^IVAX Corp.	1,203,793	37,715
* Health Net Inc.	676,570	34,877
* Barr Pharmaceuticals Inc.	554,731	34,554
IMS Health, Inc.	1,347,532	33,580
* Sepracor Inc.	628,916	32,452
Health Management Associates Class A	1,475,414	32,400
Applera Corp.-Applied Biosystems Group	1,177,878	31,284
* DaVita, Inc.	602,850	30,528
* Thermo Electron Corp.	964,675	29,066
Mylan Laboratories, Inc.	1,304,891	26,046

30

Mid-Cap Index Fund

	Shares	Market Value• ($000)
* Waters Corp.	686,481	25,949
* Lincare Holdings, Inc.	591,223	24,778
* King Pharmaceuticals, Inc.	1,443,034	24,416
DENTSPLY International Inc.	449,661	24,142
* Henry Schein, Inc.	520,348	22,708
*^ Cephalon, Inc.	346,701	22,445
*^ Amylin Pharmaceuticals, Inc.	555,909	22,192
Bausch & Lomb, Inc.	320,158	21,739
* Tenet Healthcare Corp.	2,799,193	21,442
* Invitrogen Corp.	316,877	21,117
Beckman Coulter, Inc.	370,068	21,057
* Patterson Cos	617,314	20,618
* Community Health Systems, Inc.	535,633	20,536
* Millipore Corp.	307,895	20,333
* Triad Hospitals, Inc.	513,775	20,155
Manor Care, Inc.	499,710	19,873
* Watson Pharmaceuticals, Inc.	591,180	19,219
* Endo Pharmaceuticals Holdings, Inc.	588,274	17,801
* Millennium Pharmaceuticals, Inc.	1,831,080	17,761
Hillenbrand Industries, Inc.	328,437	16,228
Universal Health Services Class B	308,653	14,426
*^ Emdeon Corp.	1,648,371	13,945
*^ ImClone Systems, Inc.	397,430	13,608
* Kinetic Concepts, Inc.	247,940	9,858
*^ American Pharmaceuticals Partners, Inc.	128,002	4,965
WellPoint Inc.	3,611	288
Industrials (9.2%)		1,388,909
CSX Corp.	1,294,706	65,732
Rockwell Automation, Inc.	1,083,764	64,115
Textron, Inc.	718,489	55,309
ITT Industries, Inc.	525,672	54,050
L-3 Communications Holdings, Inc.	678,038	50,412
Rockwell Collins, Inc.	1,030,556	47,890
Parker Hannifin Corp.	717,186	47,306
Expeditors International of Washington, Inc.	636,361	42,961
American Standard Cos., Inc.	1,069,468	42,725
R.R. Donnelley & Sons Co.	1,217,348	41,645
Precision Castparts Corp.	792,572	41,063
Cooper Industries, Inc.Class A	552,777	40,353
Fluor Corp.	517,682	39,996
Robert Half International, Inc.	959,974	36,373
C.H. Robinson Worldwide Inc.	958,693	35,500
W.W. Grainger, Inc.	452,143	32,147
Republic Services, Inc. Class A	838,021	31,468
Avery Dennison Corp.	560,427	30,975
Fastenal Co.	766,436	30,037
Equifax, Inc.	777,449	29,559
Goodrich Corp.	689,325	28,331
* Monster Worldwide Inc.	663,618	27,089
* The Dun & Bradstreet Corp.	401,109	26,858
Manpower Inc.	520,118	24,185
* ChoicePoint Inc.	539,127	23,997
American Power Conversion Corp.	1,044,161	22,972
Cummins Inc.	249,767	22,412
* Jacobs Engineering Group Inc.	328,145	22,271
SPX Corp.	436,831	19,994
Pall Corp.	742,670	19,948
Pentair, Inc.	577,712	19,943
Aramark Corp. Class B	710,788	19,746
* Alliant Techsystems, Inc.	221,986	16,909
J.B. Hunt Transport Services, Inc.	709,381	16,060
Hubbell Inc. Class B	305,171	13,769
*^ JetBlue Airways Corp.	854,422	13,141
* Allied Waste Industries, Inc.	1,372,416	11,995
Information Technology (15.0%)		1,209,236
* Advanced Micro Devices, Inc.	2,377,121	72,740
* SanDisk Corp.	1,084,557	68,132
Autodesk, Inc.	1,364,383	58,600

31

Mid-Cap Index Fund

	Shares	Market Value• ($000)
* Network Appliance, Inc.	2,084,846	56,291
* Computer Sciences Corp.	1,102,798	55,846
National Semiconductor Corp.	2,048,411	53,218
* Fiserv, Inc.	1,122,671	48,578
Seagate Technology	2,277,955	45,536
* Affiliated Computer Services, Inc. Class A	715,365	42,335
* Freescale Semiconductor,Inc. Class A	1,643,624	41,403
* Altera Corp.	2,223,463	41,201
* Cognizant Technology Solutions Corp.	815,340	41,052
Microchip Technology, Inc.	1,248,503	40,139
Scientific-Atlanta, Inc.	914,408	39,384
* Jabil Circuit, Inc.	1,030,775	38,231
* NCR Corp.	1,108,933	37,637
* Flextronics International Ltd.	3,415,732	35,660
* NVIDIA Corp.	956,556	34,972
* VeriSign, Inc.	1,582,081	34,679
Harris Corp.	797,249	34,290
* Comverse Technology, Inc.	1,195,451	31,787
* Lexmark International, Inc.	708,647	31,769
Siebel Systems, Inc.	2,961,795	31,336
* Citrix Systems, Inc.	1,017,020	29,270
* LAM Research Corp.	814,500	29,061
* Cadence Design Systems, Inc.	1,659,027	28,071
* Tellabs, Inc.	2,537,577	27,660
* Avaya Inc.	2,560,050	27,316
* Red Hat, Inc.	1,002,221	27,301
* McAfee Inc.	987,289	26,785
* BMC Software, Inc.	1,300,945	26,656
* Iron Mountain, Inc.	586,025	24,742
Amphenol Corp.	530,370	23,474
* MEMC Electronic Materials, Inc.	1,047,775	23,229
Intersil Corp.	915,729	22,783
* DST Systems, Inc.	378,855	22,697
* Arrow Electronics, Inc.	706,559	22,631
* Activision, Inc.	1,620,730	22,269
CDW Corp.	384,773	22,151
* Ceridian Corp.	873,454	21,705
* NAVTEQ Corp.	486,207	21,330
* Solectron Corp.	5,803,999	21,243
* CheckFree Corp.	462,025	21,207
* JDS Uniphase Corp.	8,958,978	21,143
* BEA Systems, Inc.	2,228,885	20,952
* Compuware Corp.	2,316,747	20,781
* Novell, Inc.	2,273,977	20,079
* Novellus Systems, Inc.	827,478	19,959
* Freescale Semiconductor, Inc. Class B	773,742	19,475
Sabre Holdings Corp.	782,780	18,873
* LSI Logic Corp.	2,318,266	18,546
Symbol Technologies, Inc.	1,442,167	18,489
* QLogic Corp.	541,595	17,607
* Zebra Technologies Corp.Class A	406,646	17,425
Fair Isaac, Inc.	390,371	17,243
* Synopsys, Inc.	855,529	17,162
* Teradyne, Inc.	1,174,829	17,117
* Ingram Micro, Inc. Class A	811,027	16,164
Diebold, Inc.	420,168	15,966
Molex, Inc.	599,236	15,550
* Alliance Data Systems Corp.	424,370	15,108
* Mercury Interactive Corp.	517,251	14,374
Tektronix, Inc.	500,987	14,133
* Agere Systems Inc.	1,075,953	13,880
* Vishay Intertechnology, Inc.	1,004,754	13,825
* Sanmina-SCI Corp.	3,116,352	13,276
* International Rectifier Corp.	382,403	12,199
* Fairchild Semiconductor International, Inc.	710,822	12,020
* Unisys Corp.	2,019,680	11,775
National Instruments Corp.	326,801	10,474
* Hewitt Associates, Inc.	274,327	7,684
Molex, Inc. Class A	259,259	6,375
AVX Corp.	356,442	5,161
Total System Services, Inc.	232,999	4,611
Materials (5.3%)		1,973,823
Phelps Dodge Corp.	578,529	83,233
Nucor Corp.	932,339	62,206

32

Mid-Cap Index Fund

	Shares	Market Value• ($000)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,058,339	56,939
Vulcan Materials Co.	610,470	41,359
United States Steel Corp.	681,933	32,781
Lyondell Chemical Co.	1,325,210	31,567
MeadWestvaco Corp.	1,098,249	30,784
Temple-Inland Inc.	640,707	28,736
* Sealed Air Corp.	494,728	27,789
Sigma-Aldrich Corp.	402,989	25,505
Eastman Chemical Co.	486,405	25,094
Ball Corp.	618,983	24,586
Ashland, Inc.	398,667	23,083
Engelhard Corp.	717,165	21,623
* Smurfit-Stone Container Corp.	1,515,502	21,475
* Pactiv Corp.	894,161	19,672
* Owens-Illinois, Inc.	911,568	19,179
Chemtura Corp.	1,392,471	17,684
Bemis Co., Inc.	606,468	16,902
Sonoco Products Co.	561,467	16,507
International Flavors & Fragrances, Inc.	476,421	15,960
Valspar Corp.	574,509	14,173
* The Mosaic Co.	790,678	11,568
Packaging Corp. of America	490,953	11,267
Lafarge North America Inc.	191,368	10,529
* Huntsman Corp.	523,177	9,009
Telecommunication Services (2.7%)		699,210
* American Tower Corp.Class A	2,385,944	64,659
* Qwest Communications International Inc.	9,320,256	52,659
* NII Holdings Inc.	811,474	35,445
* Crown Castle International Corp.	1,296,829	34,898
MCI Inc.	1,462,115	28,848
* Telewest Global, Inc.	1,170,945	27,892
Citizens Communications Co.	2,048,536	25,054
* Nextel Partners, Inc.	883,056	24,673
CenturyTel, Inc.	736,986	24,438
Telephone & Data Systems, Inc.	350,510	12,629
Telephone & Data Systems, Inc. - Special Common Shares	264,656	9,160
PanAmSat Holding Corp.	327,386	8,021
* U.S. Cellular Corp.	95,461	4,716
Utilities (6.3%)		353,092
PPL Corp.	2,264,639	66,581
Sempra Energy	1,375,700	61,686
Constellation Energy Group, Inc.	1,062,103	61,177
* AES Corp.	3,702,962	58,618
Cinergy Corp.	1,127,563	47,876
DTE Energy Co.	1,039,500	44,896
Xcel Energy, Inc.	2,403,614	44,371
Questar Corp.	507,527	38,420
KeySpan Corp.	1,040,206	37,125
NiSource, Inc.	1,626,337	33,925
* Allegheny Energy, Inc.	971,410	30,745
Wisconsin Energy Corp.	698,324	27,277
SCANA Corp.	646,761	25,469
Equitable Resources, Inc.	690,898	25,349
Pepco Holdings, Inc.	1,129,204	25,260
* NRG Energy, Inc.	519,701	24,488
Pinnacle West Capital Corp.	589,541	24,378
CenterPoint Energy Inc.	1,663,182	21,372
TECO Energy, Inc.	1,240,895	21,319
MDU Resources Group, Inc.	643,361	21,064
Energy East Corp.	880,679	20,079
DPL Inc.	758,263	19,722
Alliant Energy Corp.	695,418	19,500
* Reliant Energy, Inc.	1,795,329	18,528
NSTAR	635,636	18,243
		837,468

33

Mid-Cap Index Fund

	Shares	Market Value• ($000)
Total Common Stocks (Cost $10,360,953)		13,191,379
Temporary Cash Investments (2.6%)(1)
Money Market Fund (2.6%)
[2] Vanguard Market Liquidity Fund, 4.274%	46,954,192	46,954
[2] Vanguard Market Liquidity Fund, 4.274%—Note E	290,526,300	290,526
		337,480
	Face Amount ($000)
U.S. Agency Obligation (0.0%)
[3] Federal National Mortgage Assn. [4] 3.969%, 1/11/06	2,000	1,998
Total Temporary Cash Investments (Cost $339,478)		339,478
Total Investments (102.5%) (Cost $10,700,431)		13,530,857
Other Assets and Liabilities (-2.5%)
Other Assets—Note B		157,801
Security Lending Collateral Payable to Brokers—Note E		(290,526)
Other Liabilities		(198,138)
		(330,863)
Net Assets (100%)		13,199,994

At December 31, 2005, net assets consisted of:5

Amount ($000)
Paid-in Capital	10,407,836
Overdistributed Net Investment Income	(8,736)
Accumulated Net Realized Losses	(29,284)
Unrealized Appreciation (Depreciation)
Investment Securities	2,830,426
Futures Contracts	(248)
Net Assets	13,199,994

Investor Shares—Net Assets
Applicable to 363,026,963 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,398,987
Net Asset Value Per Share—Investor Shares	$17.63

Admiral Shares—Net Assets
Applicable to 35,658,078 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,851,914
Net Asset Value Per Share—Admiral Shares	$79.98

Institutional Shares—Net Assets
Applicable to 164,359,008 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,904,731
Net Asset Value Per Share—Institutional Shares	$17.67

VIPER Shares—Net Assets
Applicable to 16,163,840 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,044,362
Net Asset Value Per Share—VIPER Shares	$64.61

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4	Securities with a value of $1,198,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

34

Mid-Cap Index Fund

Statement of Operations

Year Ended December 31, 2005
($000)

Investment Income

Income

Dividends	163,712

Interest[1]	1,114

Security Lending	2,421

Total Income	167,247

Expenses

The Vanguard Group—Note B

Investment Advisory Services	161

Management and Administrative

Investor Shares	10,895

Admiral Shares	1,952

Institutional Shares	1,169

VIPER Shares	724

Marketing and Distribution

Investor Shares	1,219

Admiral Shares	347

Institutional Shares	501

VIPER Shares	126

Custodian Fees	256

Auditing Fees	20

Shareholders' Reports

Investor Shares	232

Admiral Shares	3

Institutional Shares	—

VIPER Shares	—

Trustees' Fees and Expenses	14

Total Expenses	17,619

Net Investment Income	149,628

Realized Net Gain (Loss)

Investment Securities Sold	681,093

Futures Contracts	2,689

Realized Net Gain (Loss)	683,782

Change in Unrealized Appreciation (Depreciation)

Investment Securities	656,083

Futures Contracts	(672)

Change in Unrealized Appreciation (Depreciation)	655,411

Net Increase (Decrease) in Net Assets Resulting from Operations	1,488,821

1 Interest income from an affiliated company of the fund was $1,051,000.

35

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2005 ($000)	2004 ($000)

Increase (Decrease) in Net Assets

Operations

Net Investment Income	149,628	87,602

Realized Net Gain (Loss)	683,782	244,104

Change in Unrealized Appreciation (Depreciation)	655,411	1,023,507

Net Increase (Decrease) in Net Assets Resulting from Operations	1,488,821	1,355,213

Distributions

Net Investment Income

Investor Shares	(68,287)	(52,972)

Admiral Shares	(32,471)	(13,125)

Institutional Shares	(32,898)	(23,152)

VIPER Shares	(12,239)	(580)

Realized Capital Gain

Investor Shares	—	—

Admiral Shares	—	—

Institutional Shares	—	—

VIPER Shares	—	—

Total Distributions	(145,895)	(89,829)

Capital Share Transactions—Note F

Investor Shares	444,359	839,395

Admiral Shares	1,419,493	171,070

Institutional Shares	567,895	691,179

VIPER Shares	882,342	52,434

Net Increase (Decrease) from Capital Share Transactions	3,314,089	1,754,078

Total Increase (Decrease)	4,657,015	3,019,462
Net Assets

Beginning of Period	8,542,979	5,523,517

End of Period[1]	13,199,994	8,542,979

1 Including undistributed (overdistributed) net investment income of ($8,736,000) and ($5,474,000).

36

Mid-Cap Index Fund

Financial Highlights

Investor Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$15.64	$13.13	$9.88	$11.81	$12.21

Investment Operations

Net Investment Income	.198	.159	.122	.088	.081

Net Realized and Unrealized Gain (Loss) on Investments	1.983	2.512	3.250	(1.798)	(.166)

Total from Investment Operations	2.181	2.671	3.372	(1.710)	(.085)

Distributions

Dividends from Net Investment Income	(.191)	(.161)	(.122)	(.093)	(.070)

Distributions from Realized Capital Gains	—	—	—	(.127)	(.245)

Total Distributions	(.191)	(.161)	(.122)	(.220)	(.315)

Net Asset Value, End of Period	$17.63	$15.64	$13.13	$9.88	$11.81

Total Return[1]	13.93%	20.35%	34.14%	-14.61%	-0.50%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$6,399	$5,234	$3,610	$2,267	$2,049

Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.26%	0.26%	0.25%

Ratio of Net Investment Income to Average Net Assets	1.36%	1.26%	1.20%	0.85%	0.83%

Portfolio Turnover Rate[2]	18%	16%	73%[3]	18%	24%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3	Includes activity related to a change in the fund’s target index.

37

Mid-Cap Index Fund

Admiral Shares	Year Ended December 31,				Nov. 12[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$70.92	$59.55	$44.81	$53.56	$50.00

Investment Operations

Net Investment Income	.946	.771	.593	.431	.056

Net Realized and Unrealized Gain (Loss) on Investments	9.022	11.383	14.742	(8.154)	3.982

Total from Investment Operations	9.968	12.154	15.335	(7.723)	4.038

Distributions

Dividends from Net Investment Income	(.908)	(.784)	(.595)	(.451)	(.320)

Distributions from Realized Capital Gains	—	—	—	(.576)	(.158)

Total Distributions	(.908)	(.784)	(.595)	(1.027)	(.478)

Net Asset Value, End of Period	$79.98	$70.92	$59.55	$44.81	$53.56

Total Return	14.04%	20.42%	34.24%	-14.55%	8.06%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,852	$1,196	$842	$411	$223

Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.18%	0.18%	0.20%[2]

Ratio of Net Investment Income to Average Net Assets	1.45%	1.35%	1.31%	0.94%	0.86%[2]

Portfolio Turnover Rate[3]	18%	16%	73%[4]	18%	24%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
4	Includes activity related to a change in the fund’s target index.

38

Mid-Cap Index Fund

Institutional Shares	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$15.67	$13.16	$9.90	$11.83	$12.23

Investment Operations

Net Investment Income	.228	.18	.147	.103	.097

Net Realized and Unrealized Gain (Loss) on Investments	1.983	2.51	3.250	(1.798)	(.166)

Total from Investment Operations	2.211	2.69	3.397	(1.695)	(.069)

Distributions

Dividends from Net Investment Income	(.211)	(.18)	(.137)	(.108)	(.086)

Distributions from Realized Capital Gains	—	—	—	(.127)	(.245)

Total Distributions	(.211)	(.18)	(.137)	(.235)	(.331)

Net Asset Value, End of Period	$17.67	$15.67	$13.16	$9.90	$11.83

Total Return	14.09%	20.45%	34.33%	-14.45%	-0.37%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,905	$2,056	$1,071	$653	$650

Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.50%	1.40%	1.36%	1.01%	1.00%

Portfolio Turnover Rate[1]	18%	16%	73%[2]	18%	24%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
21	Includes activity related to a change in the fund’s target index.

39

Mid-Cap Index Fund

VIPER Shares

For a Share Outstanding Throughout Each Period	Year Ended Dec. 31, 2005	Jan. 26[1] to Dec. 31, 2004

Net Asset Value, Beginning of Period	$57.32	$50.34

Investment Operations

Net Investment Income	.785	.617

Net Realized and Unrealized Gain (Loss) on Investments	7.258	7.004

Total from Investment Operations	8.043	7.621

Distributions

Dividends from Net Investment Income	(.753)	(.641)

Distributions from Realized Capital Gains	—	—

Total Distributions	(.753)	(.641)

Net Asset Value, End of Period	$64.61	$57.32

Total Return	14.03%	15.16%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,044	$58

Ratio of Total Expenses to Average Net Assets	0.13%	0.18%[2]

Ratio of Net Investment Income to Average Net Assets	1.45%	1.30%[2]

Portfolio Turnover Rate[3]	18%	16%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1 Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

41

Mid-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $1,497,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $407,157,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital. The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income. Accordingly, the fund reclassified $6,995,000 from overdistributed net investment income to paid-in capital.

For tax purposes, at December 31, 2005, the fund had no ordinary income available for distribution. The fund had available realized losses of $28,335,000 to offset future net capital gains of $20,314,000 through December 31, 2011, and $8,021,000 through December 31, 2014.

At December 31, 2005, net unrealized appreciation (depreciation) of investment securities for tax purposes was $2,830,426,000, consisting of unrealized gains of $3,088,961,000 on securities that had risen in value since their purchase and $258,535,000 in unrealized losses on securities that had fallen in value since their purchase.

42

Mid-Cap Index Fund

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

S&P MidCap 400 Index	53	19,695	(248)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D.     During the year ended December 31, 2005, the fund purchased $6,236,054,000 of investment securities and sold $2,904,394,000 of investment securities other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $281,002,000, for which the fund received cash collateral of $290,526,000.

F.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	2,343,255	143,535	1,570,736	113,471

Issued in Lieu of Cash Distributions	62,461	3,501	47,948	3,091

Redeemed	(1,961,357)	(118,712)	(779,289)	(56,808)

Net Increase (Decrease)—Investor Shares	444,359	28,324	839,395	59,754

Admiral Shares

Issued	1,882,362	25,010	464,132	7,371

Issued in Lieu of Cash Distributions	28,432	351	10,857	154

Redeemed	(491,301)	(6,570)	(303,919)	(4,802)

Net Increase (Decrease)—Admiral Shares	1,419,493	18,791	171,070	2,723

Institutional Shares

Issued	1,028,175	61,469	826,334	59,736

Issued in Lieu of Cash Distributions	28,122	1,572	20,336	1,309

Redeemed	(488,402)	(29,833)	(155,491)	(11,298)

Net Increase (Decrease)—Institutional Shares	567,895	33,208	691,179	49,747

VIPER Shares

Issued	1,666,705	27,359	52,434	1,005

Issued in Lieu of Cash Distributions	—	—	—	—

Redeemed	(784,363)	(12,200)	—	—

Net Increase (Decrease)—VIPER Shares	882,342	15,159	52,434	1,005

43

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund (separate funds of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2006

Special 2005 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code.

The Extended Market Index and Mid-Cap Index Funds distributed $82,799,000 and $127,979,000, respectively, of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Extended Market	72%
Mid-Cap	85

44

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds (Mid-Capitalization Portfolios)
Periods Ended December 31, 2005

	One Year	Five Years	Ten Years

Extended Market Index Fund Investor Shares[1]

Returns Before Taxes	10.29%	6.93%	10.01%

Returns After Taxes on Distributions	10.09	6.49	8.37

Returns After Taxes on Distributions and Sale of Fund Shares	6.85	5.76	7.95

	One Year	Five Years	Since Inception[2]

Mid-Cap Index Fund Investor Shares[1]

Returns Before Taxes	13.93%	9.34%	11.63%

Returns After Taxes on Distributions	13.72	8.93	10.36

Returns After Taxes on Distributions and Sale of Fund Shares	9.27	7.91	9.43

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	May 21, 1998.

45

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on the next page illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

46

Six Months Ended December 31, 2005

U.S. Stock Index Funds	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]
Based on Actual Fund Return
Extended Market
Investor Shares	$1,000.00	$1,081.47	$1.31
Admiral Shares	1,000.00	1,082.29	0.52
Institutional Shares	1,000.00	1,082.54	0.37
VIPER Shares	1,000.00	1,082.47	0.42

Mid-Cap
Investor Shares	$1,000.00	$1,095.86	$1.16
Admiral Shares	1,000.00	1,096.34	0.69
Institutional Shares	1,000.00	1,096.16	0.42
VIPER Shares	1,000.00	1,096.30	0.69

Based on Hypothetical 5% Yearly Return
Extended Market
Investor Shares	$1,000.00	$1,023.95	$1.28
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
VIPER Shares	1,000.00	1,024.80	0.41

Mid-Cap
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.80	0.41
VIPER Shares	1,000.00	1,024.55	0.66

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

1	The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.25% for the Extended Market Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.08% for VIPER Shares; 0.22% for the Mid-Cap Index Fund Investor Shares, 0.13% for Admiral Shares, 0.08% for Institutional Shares, and 0.13% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

47

Glossary

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate.     The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio.     The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings.     The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap.     An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio.     The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity.     The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate.     An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

48

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, VIPER, VIPERs, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
The funds or securities referred to herein	obtain a free report on how your fund voted the proxies for
that are offered by The Vanguard Group	securities it owned during the 12 months ended June 30.
and track an MSCI Index are not	To get the report, visit either www.vanguard.com
sponsored, endorsed, or promoted by	or www.sec.gov.
MSCI, and MSCI bears no liability with
respect to any such funds or securities. For
such funds or securities, the prospectus or	You can review and copy information about your fund
the Statement of Additional Information	at the SEC's Public Reference Room in Washington, D.C.
contains a more detailed description of	To find out more about this public service, call the SEC
the limited relationship MSCI has with	at 202-551-8090. Information about your fund is also
The Vanguard Group	available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022006

Vanguard® U.S. Stock Index Funds
Large-Capitalization Portfolios

> Annual Report

December 31, 2005

Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund
Vanguard Total Stock Market Index Fund

> During the fiscal year ended December 31, 2005, all four Vanguard large-capitalization index funds closely tracked their target indexes.

> The Large-Cap and Value Index Funds outperformed their peer-group averages for the year, while the Total Stock Market and Growth Index Funds underperformed their average peers.

> In a generally subdued year for equities, value stocks outperformed growth stocks in the large-cap arena. The energy and utilities sectors did particularly well, while the consumer discretionary and telecommunication services sectors underperformed.

Contents
Your Fund's Total Returns	1
Chairman's Letter	4
Growth Index Fund	11
Value Index Fund	30
Large-Cap Index Fund	49
Total Stock Market Index Fund	61
Your Fund's After-Tax Returns	75
About Your Fund's Expenses	76
Glossary	79

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Year Ended December 31, 2005

Total Return
Vanguard Growth Index Fund
Investor Shares	5.1%
AdmiralTMShares[1]	5.2
Institutional Shares[2]	5.2
VIPER®Shares[3]
Market Price	5.2
Net Asset Value	5.2
MSCI US Prime Market Growth Index	5.3
Average Large-Cap Growth Fund[4]	6.2
Vanguard Value Index Fund
Investor Shares	7.1%
Admiral Shares[1]	7.2
Institutional Shares[2]	7.2
VIPER Shares[3]
Market Price	7.1
Net Asset Value	7.2
MSCI US Prime Market Value Index	7.3
Average Large-Cap Value Fund[4]	5.7

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	This class of shares also carries low expenses and is available for a minimum investment of $5 million.
3	VIPER Shares are traded on the American Stock Exchange and are available only through brokers. The table shows VIPER returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.
4	Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Year Ended December 31, 2005

Total Return
Vanguard Large-Cap Index Fund
Investor Shares	6.1%
Admiral Shares[1]	6.2
Institutional Shares[2]	6.3[3]
VIPER Shares[4]
Market Price	6.1
Net Asset Value	6.3
MSCI US Prime Market 750 Index	6.3
Average Large-Cap Core Fund[5]	4.8
Vanguard Total Stock Market Index Fund
Investor Shares	6.0%
Admiral Shares[1]	6.1
Institutional Shares[2]	6.1
VIPER Shares[4]
Market Price	6.1
Net Asset Value	6.1
Spliced Total Stock Market Index[6]	6.1
Average Multi-Cap Core Fund[5]	6.6

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	TThis class of shares also carries low expenses and is available for a minimum investment of $5 million.
3	Return since Institutional Shares’ inception on June 30, 2005.
4	VIPER Shares are traded on the American Stock Exchange and are available only through brokers. The table shows VIPER returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.
5	Derived from data provided by Lipper Inc.
6	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

2

Your Fund’s Performance at a Glance

December 31, 2004-December 31, 2005

Distributions Per Share
Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Growth Index Fund
Investor Shares	$26.41	$27.54	$0.205	$0.000
Admiral Shares	26.41	27.54	0.235	0.000
Institutional Shares	26.41	27.54	0.243	0.000
VIPER Shares	51.33	53.52	0.460	0.000
Value Index Fund
Investor Shares	$21.35	$22.29	$0.555	$0.000
Admiral Shares	21.35	22.29	0.577	0.000
Institutional Shares	21.35	22.29	0.584	0.000
VIPER Shares	54.74	57.14	1.481	0.000
Large-Cap Index Fund
Investor Shares	$21.41	$22.38	$0.328	$0.000
Admiral Shares	26.77	27.98	0.430	0.000
Institutional Shares	109.32[1]	115.14	1.032	0.000
VIPER Shares	52.99	55.40	0.873	0.000
Total Stock Market Fund
Investor Shares	$28.77	$30.00	$0.473	$0.000
Admiral Shares	28.77	30.00	0.502	0.000
Institutional Shares	28.77	30.00	0.511	0.000
VIPER Shares	118.21	123.25	2.083	0.000

1 Share price at inception, 6/30/2005.

3

Chairman’s Letter

Dear Shareholder,

Pedestrian fourth-quarter returns brought the U.S. stock market to finish 2005 with a modest gain. The Dow Jones Wilshire 5000 Composite Index, a measure of the broad market, returned 6.3% for the year.

Like the overall stock market, Vanguard’s four large-capitalization index funds recorded positive returns in 2005. All four tracked their target indexes closely, consistent with their objectives. Two of the funds outperformed their peer-group averages during the year, while two underperformed their average peers.

The tables on pages 1 and 2 show the total returns (capital change plus reinvested distributions) for all the funds’ share classes, as well as for their benchmarks. Further details of the funds’ returns, including dividend distributions and price changes, appear on page 3.

If you hold your shares in a taxable account, you may wish to review the funds’ after-tax returns on page 75.

The U.S. stock market was quiet even as returns spiked elsewhere

The performance of the U.S. stock market was subdued in 2005. After retreating at the start of the year, stock prices meandered upward, and the broad U.S. stock market returned 6.3% for the 12 months.

4

International stocks generated excellent returns. Stocks from emerging markets and the Pacific region, particularly the Japanese stock exchange, were standouts. Crude oil and natural gas prices rose 41% and 58%, respectively, applying pressure, but not a choke hold, to the U.S. economy. The prices of metals and other commodities also surged.

Subdued bond returns belied unusual interest rate movements

During 2005, the Federal Reserve Board boosted its target for short-term interest rates to 4.25%, from 2.25%. The yields of most bonds followed suit. Increases were most pronounced among short-term securities. Among long-term securities, the increase was modest. (In fact, the yield of the 30-year U.S. Treasury bond declined slightly.) Toward the end of 2005, these unusual dynamics led to an inversion of the yield curve, with short-term bonds’ yielding slightly more than some long-term bonds. These interest rate movements also meant weak 12-month returns for short-term bonds and better performance from intermediate- and long-term securities. The broad taxable bond market returned 2.4% for the year.

Large-cap value stocks outpaced their growth counterparts

An indifferent fourth quarter brought the four Vanguard large-capitalization index funds to finish 2005 with modest gains, ranging from 5.1% for the Growth Index Fund to 7.1% for the Value Index Fund. The broader-based Large-Cap and Total Stock Market Index Funds, which hold both growth stocks and value stocks,

Market Barometer

Average Annual Total Returns Periods Ended December 31, 2005
One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.3%	15.4%	1.1%
Russell 2000 Index (Small-caps)	4.6	22.1	8.2
Dow Jones Wilshire 5000 Index (Entire market)	6.3	16.4	2.1
MSCI All Country World Index ex USA (International)	17.1	26.2	6.7
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.4%	3.6%	5.9%
Lehman Municipal Bond Index	3.5	4.4	5.6
Citigroup 3-Month Treasury Bill Index	3.0	1.8	2.2
CPI
Consumer Price Index	3.4%	2.8%	2.5%

5

posted returns of 6.1% and 6.0%, respectively. (All figures are for the funds’ Investor Shares.)

Since energy-related companies tend to be categorized as value stocks, the Value Index Fund’s return reflected its comparatively heavy exposure to the energy and utilities sectors, which performed particularly well in 2005. On the other hand, the Growth Index Fund’s heavier weightings in the health care and technology sectors restrained the fund’s performance. The performance of these two sectors, which together accounted for nearly half of the Growth Index Fund’s average assets, lagged that of the overall market significantly. Regulatory and clinical-trial challenges hurt the health care sector’s big pharmaceutical firms, while reduced capital spending by corporations was a drag on technology issues.

Expense Ratios:1
Your fund compared with its peer group

Expense Ratio
Growth Index Fund
Investor Shares	0.22%
Admiral Shares	0.11
Institutional Shares	0.08
VIPER Shares	0.11
Average Large-Cap Growth Fund	1.51
Value Index Fund
Investor Shares	0.21%
Admiral Shares	0.11
Institutional Shares	0.08
VIPER Shares	0.11
Average Large-Cap Value Fund	1.41
Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.12
Institutional Shares	0.08[2]
VIPER Shares	0.07
Average Large-Cap Core Fund	1.45
Total Stock Market Index Fund
Investor Shares	0.19%
Admiral Shares	0.09
Institutional Shares	0.06
VIPER Shares	0.07
Average Multi-Cap Core Fund	1.36

1	Fund expense ratios reflect the year ended December 31, 2005. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.
2	Annualized.

6

While the Value Index Fund outperformed the Growth Index Fund for the past several years, the ten-year performance chart below shows that the performance difference between the two funds narrows considerably over longer time periods.

The Large-Cap Index Fund, which seeks to track the Morgan Stanley Capital International (MSCI) US Prime Market 750 Index, essentially combines the holdings of the Growth and Value Index Funds. The 6.1% gain of the fund’s Investor Shares is precisely at the midpoint between the performance of the Growth and Value Index Funds’ Investor Shares—no surprise given the nature of the funds’ holdings.

The Total Stock Market Index Fund’s one-year return of 6.0% for the Investor Shares reflected the fund’s exposure to the entire market, including the strong relative performance of mid-cap stocks. The fund’s gains from its large exposure to the financial services sector were offset by weakness in holdings in the consumer discretionary sector. Among the fund’s holdings, energy-related companies and utilities posted the best returns, but their impact on the fund’s overall performance was muted because they accounted for only about 12% of the fund’s assets.

Total Returns	Ten Years Ended December 31, 2005
	Average Annual Return	Final Value of a $10,000 Initial Investment
Growth Index Fund Investor Shares	8.5%	$22,654
Spliced Growth Index[1]	8.6	22,850
Average Large-Cap Growth Fund	7.0	19,582
Value Index Fund Investor Shares	9.4%	$24,637
Spliced Value Index[2]	9.6	24,906
Average Large-Cap Value Fund	9.0	23,664
Large-Cap Index Fund Investor Shares	8.0%[3]	$11,581[3]
MSCI US Prime Market 750 Index	8.13	11,616[3]
Average Large-Cap Core Fund	5.73	11,127[3]
Total Stock Market Index Fund Investor Shares	9.1%	$23,837
Spliced Total Stock Market Index[4]	9.1	23,964
Average Multi-Cap Core Fund	8.6	22,886

1	S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
2	S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
3	Values since Investor Shares' inception on January 30, 2004.
4	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

7

Indexing's value evidenced by long-term returns

Indexing is a long-term strategy, and the benefits of its market-matching strategy become crystal clear over time. With this in mind, there will inevitably be years when the funds' actively managed competitors perform better. Yet even in the short run, it's gratifying when index funds outperform their competition. In 2005, only the Growth Index Fund significantly underperformed the average for its mutual fund competitors, by about 1 percentage point.

As you can see in the table on page 7, indexing consistently proves its value over the long run. During the ten years ended December 31, 2005, a hypothetical $10,000 investment in the Total Stock Market Index Fund's Investor Shares would have grown to $23,837. The same investment in the average multi-cap core fund would have lagged by nearly $1,000. The Growth, Value, and Large-Cap Index Funds also created more wealth for their shareholders than their peer-group averages.

What are the reasons for this long-term success? First, Vanguard's large-cap index funds are broadly diversified, which minimizes the risk that a few poor-performing stocks will significantly affect performance. Second, our index funds remain fully invested, so performance doesn't suffer from the drag that uninvested cash can cause in a rising market. Third, the funds' advisor, Vanguard Quantitative Equity Group, has proven to be among the very best at closely tracking fund benchmarks.

Finally, of course, our index funds maintain exceptionally low costs, an advantage that compounds over time. (For a comparison of expense ratios, see page 6.) It's worth noting that, for taxable investors, the

8

benefits of holding index funds can be even greater, as our funds' low turnover generally results in fewer realized capital gains.

It pays to invest for the long run

Of course no one knows what will happen in the financial markets in 2006 and beyond. That uncertainty is one reason we always encourage our shareholders to evaluate their investments from a long-term perspective. It's also why we place such high value on what experience has shown us are the keys to a successful long-term investment program--namely, balance among stock, bond, and money market funds; a disciplined approach to investment selection; a constancy of purpose that doesn't shift with market trends; and careful attention to costs. As an investor, you, too, can weather the market's uncertainties by sticking with a well-planned strategy. Investing in Vanguard's large-cap index funds is a smart way to capitalize on the stock market's long-term potential. In fact, these funds--with their diversification, low turnover, and low costs--offer a useful model for managing all your investments.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
January 12, 2006

Vanguard Growth Index Fund VIPERs
Premium/Discount: January 26, 20041-December 31, 2005

	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0-24.9	279	57.06%	203	41.51%
25-49.9	2	0.41	0	0.00
50-74.9	3	0.62	0	0.00
75-100.0	1	0.20	0	0.00
>100.0	1	0.20	0	0.00
Total	286	58.49%	203	41.51%

1	Inception.
2	One basis point equals 1/100th of 1%.

9

Vanguard Value Index Fund VIPERs
Premium/Discount: January 26, 20041–December 31, 2005

	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0-24.9	276	56.45%	210	42.94%
25-49.9	2	0.41	0	0.00
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	0	0.00
>100.0	1	0.20	0	0.00
Total	279	57.06%	210	42.94%

Vanguard Large-Cap Index Fund VIPERs
Premium/Discount: January 27, 20041–December 31, 2005

	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0-24.9	259	53.07%	226	46.31%
25-49.9	2	0.42	0	0.00
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	0	0.00
>100.0	1	0.20	0	0.00
Total	262	53.69%	226	46.31%

Vanguard Total Stock Market Index Fund VIPERs
Premium/Discount: May 24, 20011–December 31, 2005

	Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
Basis Point Differential[2]	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0-24.9	665	57.48%	477	41.23%
25-49.9	10	0.86	3	0.26
50-74.9	0	0.00	2	0.17
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	675	58.34%	482	41.66%

1	Inception.
2	One basis point equals 1/100th of 1%.

10

Growth Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics

	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	411	410	4,999
Median Market Cap	$45.3B	$45.3B	$26.4B
Price/Earnings Ratio	23.2x	23.2x	20.5x
Price/Book Ratio	4.1x	4.1x	2.8x
Yield		0.9%	1.7%
Investor Shares	0.7%
Admiral Shares	0.8%
Institutional Shares	0.8%
VIPER Shares	0.8%
Return on Equity	18.5%	18.5%	17.3%
Earnings Growth Rate	16.3%	16.1%	9.5%
Foreign Holdings	0.0%	0.0%	2.4%
Turnover Rate	23%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.11%
Institutional Shares	0.08%
VIPER Shares	0.11%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)

	Fund	Target Index[1]	Broad Index[2]
Consumer Discretionary	15%	15%	12%
Consumer Staples	11	11	9
Energy	5	6	9
Financials	7	7	22
Health Care	19	19	13
Industrials	10	10	11
Information Technology	28	28	15
Materials	2	2	3
Telecommunication Services	2	1	3
Utilities	1	1	3

Volatility Measures

	Fund	Spliced Index[3]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.91	1.00
Beta	1.00	1.00	0.92	1.00

Ten Largest Holdings4 (% of total net assets)

Microsoft Corp.	software	4.1%
The Procter & Gamble Co.	consumer products manufacturers	3.2
General Electric Co.	conglomerate	3.0
Johnson & Johnson	pharmaceuticals	2.9
Intel Corp.	electronics	2.4
International Business Machines Corp.	computer hardware	2.1
Wal-Mart Stores, Inc.	retail	1.9
Cisco Systems, Inc.	computer hardware	1.8
PepsiCo, Inc.	beverages	1.6
Amgen, Inc.	pharmaceuticals	1.6
Top Ten		24.6%

1	MSCI US Prime Market Growth Index.
2	Dow Jones Wilshire 5000 Index.
3	S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 79 for a glossary of investment terms.

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

Cumulative Performance Legend

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Growth Index Fund Investor Shares[1]	5.09%	-1.17%	8.52%	$22,654

Dow Jones Wilshire 5000 Index	6.32	2.12	9.16	24,019

Spliced Growth Index[2]	5.25	-1.01	8.61	22,850

Average Large-Cap Growth Fund[3]	6.20	-4.49	6.95	19,582

	One Year	Five Years	Since Inception[4]	Final Value of a $100,000 Investment

Growth Index Fund Admiral Shares	5.21%	-1.09%	-2.57%	$87,487

Dow Jones Wilshire 5000 Index	6.32	2.12	1.55	108,185

Spliced Growth Index[2]	5.25	-1.01	-2.48	87,929

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
3	Derived from data provided by Lipper Inc.
4	November 13, 2000.

12

Growth Index Fund

	One Year	Five Years	Since Inception[1]	Final Value of a $5,000,000 Investment

Growth Index Fund Institutional Shares	5.24%	-1.04%	1.85%	$5,751,758

Dow Jones Wilshire 5000 Index	6.32	2.12	3.66	6,576,799

Spliced Growth Index[2]	5.25	-1.01	1.79	5,726,930

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Growth Index Fund VIPER Shares Net Asset Value	5.20%	4.05%	$10,795

Dow Jones Wilshire 5000 Index	6.32	7.30	11,456

MSCI US Prime Market Growth Index	5.25	4.12	10,809

Cumulative Returns of VIPER Shares: January 26, 2004–December 31, 2005

Cumulative Since Inception

Growth Index Fund VIPER Shares Market Price	7.93%

Growth Index Fund VIPER Shares Net Asset Value	7.95

MSCI US Prime Market Growth Index	8.09

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

1	Inception dates are: for Institutional Shares, May 14, 1998; for VIPER Shares, January 26, 2004.
2	S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
Note: See Financial Highlights tables on pages 23 through 26 for dividend and capital gains information.

13

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (99.9%)
Consumer Discretionary (14.7%)
Home Depot, Inc.	3,659,606	148,141
Lowe's Cos., Inc.	1,263,408	84,219
Target Corp.	1,432,964	78,770
* eBay Inc.	1,731,287	74,878
* Comcast Corp. Special Class A	2,151,712	55,277
News Corp., Class A	3,241,513	50,406
Carnival Corp.	757,470	40,502
* Starbucks Corp.	1,310,265	39,321
* Comcast Corp. Class A	1,460,319	37,910
* Liberty Media Corp.	4,571,741	35,980
The McGraw-Hill Cos., Inc.	637,250	32,901
Best Buy Co., Inc.	712,545	30,981
Staples, Inc.	1,252,950	28,454
NIKE, Inc. Class B	317,427	27,549
Omnicom Group Inc.	310,418	26,426
* Kohl's Corp.	527,484	25,636
* Amazon.com, Inc.	526,698	24,834
J.C. Penney Co., Inc. (Holding Co.)	435,800	24,230
Harley-Davidson, Inc.	467,839	24,089
Starwood Hotels & Resorts Worldwide, Inc.	371,088	23,698
Yum! Brands, Inc.	486,571	22,810
* Sears Holdings Corp.	196,729	22,728
* Coach, Inc.	642,898	21,434
Harrah's Entertainment, Inc.	297,392	21,201
Marriott International, Inc. Class A	314,000	21,029
Fortune Brands, Inc.	247,980	19,347
TJX Cos., Inc.	802,074	18,632
* DIRECTV Group, Inc.	1,301,033	18,371
* Bed Bath & Beyond, Inc.	504,143	18,225
International Game Technology	581,498	17,899
Clear Channel Communications, Inc.	511,077	16,073
^News Corp., Class B	965,427	16,036
* Apollo Group, Inc. Class A	260,878	15,773
Hilton Hotels Corp.	616,995	14,876
*^ Sirius Satellite Radio, Inc.	2,150,887	14,411
* Chico's FAS, Inc.	308,069	13,533
* IAC/InterActiveCorp	460,136	13,026
Black & Decker Corp.	137,087	11,921
* Univision Communications Inc.	378,844	11,134
Harman International Industries, Inc.	108,757	10,642
* XM Satellite Radio Holdings, Inc.	378,308	10,320
* EchoStar Communications Corp. Class A	363,213	9,868
Darden Restaurants Inc.	250,059	9,722
Abercrombie & Fitch Co.	147,115	9,589
* Liberty Global Inc. Class A	406,645	9,150
* AutoZone Inc.	98,700	9,056
* Cablevision Systems NY Group Class A	382,344	8,974
Dollar General Corp.	465,134	8,870
Michaels Stores, Inc.	231,523	8,189
* Advance Auto Parts, Inc.	187,028	8,128

14

Growth Index Fund

	Shares	Market Value• ($000)
* Getty Images, Inc.	89,270	7,969
* Mohawk Industries, Inc.	91,140	7,927
* MGM Mirage, Inc.	214,501	7,866
* NVR, Inc.	10,526	7,389
* Williams-Sonoma, Inc.	167,983	7,248
Ross Stores, Inc.	249,213	7,202
Washington Post Co. Class B	9,391	7,184
E.W. Scripps Co. Class A	141,099	6,776
* Lamar Advertising Co. Class A	145,841	6,729
Station Casinos, Inc.	98,957	6,709
^Garmin Ltd.	101,007	6,702
PETsMART, Inc.	244,638	6,277
GTECH Holdings Corp.	197,348	6,264
Family Dollar Stores, Inc.	250,802	6,217
Tiffany & Co.	159,177	6,095
* Career Education Corp.	175,418	5,915
Brinker International, Inc.	151,705	5,865
Polo Ralph Lauren Corp.	103,720	5,823
* Liberty Global, Inc. Series C	258,715	5,485
Centex Corp.	76,497	5,469
* Pixar, Inc.	101,415	5,347
Pulte Homes, Inc.	131,181	5,163
KB HOME	69,740	5,067
Gentex Corp.	253,450	4,942
* CarMax, Inc.	178,139	4,931
Outback Steakhouse, Inc.	114,849	4,779
*^Wynn Resorts Ltd.	85,160	4,671
RadioShack Corp.	218,174	4,588
* Toll Brothers, Inc.	129,208	4,476
Lennar Corp. Class A	72,466	4,422
* Urban Outfitters, Inc.	168,827	4,273
* Weight Watchers International, Inc.	70,546	3,487
Dex Media, Inc.	128,654	3,485
Meredith Corp.	64,690	3,386
Boyd Gaming Corp.	68,204	3,251
* NTL Inc.	40,771	2,776
American Eagle Outfitters, Inc.	118,494	2,723
* Interpublic Group of Cos., Inc.	253,005	2,441
International Speedway Corp.	49,926	2,391
Westwood One, Inc.	124,518	2,030
* DreamWorks Animation SKG, Inc.	71,341	1,752
Dow Jones & Co., Inc.	31,673	1,124
Regal Entertainment Group Class A	36,711	698
		1,560,483
Consumer Staples (11.5%)
The Procter & Gamble Co.	5,857,559	339,036
Wal-Mart Stores, Inc.	4,258,616	199,303
PepsiCo, Inc.	2,847,152	168,210
Walgreen Co.	1,731,511	76,637
The Coca-Cola Co.	1,831,155	73,814
Anheuser-Busch Cos., Inc.	1,324,415	56,897
Colgate-Palmolive Co.	885,565	48,573
Costco Wholesale Corp.	817,011	40,418
CVS Corp.	1,385,964	36,617
Sysco Corp.	1,079,317	33,513
Avon Products, Inc.	802,638	22,915
Kellogg Co.	448,664	19,391
Whole Foods Market, Inc.	229,398	17,753
The Hershey Co.	297,884	16,458
Wm. Wrigley Jr. Co.	244,697	16,270
*The Kroger Co.	586,246	11,068
The Clorox Co.	168,092	9,563
Estee Lauder Cos. Class A	218,154	7,304
Alberto-Culver Co. Class B	133,549	6,110
Campbell Soup Co.	193,340	5,756
*Energizer Holdings, Inc.	109,209	5,438
Brown-Forman Corp. Class B	66,849	4,634
McCormick & Co., Inc.	132,409	4,094
		1,219,772
Energy (5.7%)
Schlumberger Ltd.	1,003,023	97,444
Halliburton Co.	866,608	53,695
* Transocean Inc.	560,564	39,066
Baker Hughes, Inc.	580,821	35,302
EOG Resources, Inc.	409,313	30,031
XTO Energy, Inc.	585,157	25,712
* Weatherford International Ltd.	561,768	20,336

15

Growth Index Fund

	Shares	Market Value• ($000)
* Nabors Industries, Inc.	268,134	20,311
BJ Services Co.	552,108	20,246
GlobalSantaFe Corp.	416,378	20,049
Apache Corp.	280,305	19,207
Chesapeake Energy Corp.	593,951	18,846
Peabody Energy Corp.	223,619	18,431
* National Oilwell Varco Inc.	293,319	18,391
Noble Corp.	232,992	16,435
Devon Energy Corp.	256,869	16,065
Williams Cos., Inc.	634,015	14,690
* Ultra Petroleum Corp.	261,468	14,590
Smith International, Inc.	361,894	13,430
ENSCO International, Inc.	259,071	11,490
CONSOL Energy, Inc.	156,428	10,196
* Southwestern Energy Co.	277,707	9,981
* Grant Prideco, Inc.	216,599	9,556
Patterson-UTI Energy, Inc.	278,044	9,162
Arch Coal, Inc.	108,715	8,643
* Pride International, Inc.	270,117	8,306
* Cooper Cameron Corp.	190,741	7,897
Diamond Offshore Drilling, Inc.	109,636	7,626
Rowan Cos., Inc.	185,577	6,614
		601,748
Financials (6.8%)
American Express Co.	1,904,194	97,990
American International Group, Inc.	1,316,207	89,805
Prudential Financial, Inc.	566,289	41,447
AFLAC Inc.	855,411	39,708
SLM Corp.	711,833	39,215
Progressive Corp. of Ohio	319,438	37,304
State Street Corp.	564,139	31,276
Charles Schwab Corp.	1,882,623	27,618
*Berkshire Hathaway Inc. Class B	9,195	26,992
Moody's Corp.	435,986	26,778
Franklin Resources Corp.	257,392	24,197
The Chicago Mercantile Exchange	58,579	21,527
Capital One Financial Corp.	247,239	21,361
Legg Mason Inc.	178,005	21,305
Golden West Financial Corp.	289,968	19,138
T. Rowe Price Group Inc.	199,083	14,340
*E*TRADE FINANCIAL Corp.	632,415	13,192
*Ameritrade Holding Corp.	483,062	11,594
Synovus Financial Corp.	425,139	11,483
Northern Trust Corp.	193,532	10,029
^Commerce Bancorp, Inc.	265,606	9,140
The St. Joe Co.	122,579	8,240
White Mountains Insurance Group Inc.	12,839	7,171
XL Capital Ltd. Class A	104,367	7,032
General Growth Properties Inc. REIT	135,452	6,365
Brown & Brown, Inc.	200,315	6,118
W.R. Berkley Corp.	127,066	6,051
Nuveen Investments, Inc. Class A	130,321	5,554
Eaton Vance Corp.	190,583	5,214
*Markel Corp.	15,096	4,786
Investors Financial Services Corp.	113,344	4,174
SEI Investments Co.	111,408	4,122
Everest Re Group, Ltd.	38,703	3,884
Host Marriott Corp. REIT	201,038	3,810
Federated Investors, Inc.	95,307	3,530
CapitalSource Inc.	140,632	3,150
BlackRock, Inc.	25,332	2,748
Forest City Enterprise Class A	69,880	2,651
Erie Indemnity Co. Class A	16,809	894
Student Loan Corp.	3,405	712
		721,645
Health Care (19.4%)
Johnson & Johnson	5,071,994	304,827
*Amgen, Inc.	2,103,647	165,894
UnitedHealth Group Inc.	2,318,507	144,072
Medtronic, Inc.	2,065,047	118,885
Abbott Laboratories	2,650,301	104,501
*WellPoint Inc.	1,123,203	89,620
*Genentech, Inc.	816,562	75,532

16

Growth Index Fund

	Shares	Market Value• ($000)
Schering-Plough Corp.	2,517,204	52,484
Cardinal Health, Inc.	730,173	50,199
Aetna Inc.	494,359	46,623
*Gilead Sciences, Inc.	777,346	40,912
Baxter International, Inc.	1,061,395	39,962
*Caremark Rx, Inc.	757,168	39,214
Wyeth	800,300	36,870
Guidant Corp.	562,659	36,432
HCA Inc.	652,546	32,954
*St. Jude Medical, Inc.	621,632	31,206
*Genzyme Corp.	437,536	30,969
*Medco Health Solutions, Inc.	518,942	28,957
*Zimmer Holdings, Inc.	421,693	28,439
*Biogen Idec Inc.	576,789	26,146
McKesson Corp.	498,847	25,736
*Boston Scientific Corp.	1,048,761	25,684
Becton, Dickinson & Co.	426,091	25,600
Allergan, Inc.	222,960	24,071
* Forest Laboratories, Inc.	579,450	23,572
Stryker Corp.	447,120	19,866
* Celgene Corp.	286,204	18,546
* Express Scripts Inc.	215,333	18,045
CIGNA Corp.	142,390	15,905
* Coventry Health Care Inc.	275,867	15,713
Quest Diagnostics, Inc.	294,170	15,144
Biomet, Inc.	404,137	14,779
* MedImmune Inc.	419,934	14,706
* Humana Inc.	263,035	14,291
* Laboratory Corp. of America Holdings	230,289	12,401
C.R. Bard, Inc.	179,454	11,830
Omnicare, Inc.	204,228	11,686
* Varian Medical Systems, Inc.	223,094	11,231
* Hospira, Inc.	258,913	11,076
*^ IVAX Corp.	343,775	10,770
*Health Net Inc.	193,246	9,962
*Barr Pharmaceuticals Inc.	158,376	9,865
IMS Health, Inc.	384,887	9,591
*Sepracor Inc.	179,996	9,288
Health Management Associates Class A	421,404	9,254
Applera Corp.-Applied Biosystems Group	336,431	8,936
*Chiron Corp.	199,945	8,890
*DaVita, Inc.	172,098	8,715
Mylan Laboratories, Inc.	372,654	7,438
*Waters Corp.	196,026	7,410
*Lincare Holdings, Inc.	168,795	7,074
DENTSPLY International Inc.	128,407	6,894
*Henry Schein, Inc.	149,028	6,504
*Cephalon, Inc.	99,135	6,418
*Amylin Pharmaceuticals, Inc.	158,714	6,336
Bausch & Lomb, Inc.	91,654	6,223
*Invitrogen Corp.	90,395	6,024
*Patterson Cos	176,183	5,885
*Community Health Systems, Inc.	153,386	5,881
*Millipore Corp.	88,002	5,812
Manor Care, Inc.	143,115	5,692
* Endo Pharmaceuticals Holdings, Inc.	169,620	5,133
Universal Health Services Class B	88,971	4,159
* Emdeon Corp.	475,535	4,023
* Tenet Healthcare Corp.	521,868	3,998
* ImClone Systems, Inc.	114,599	3,924
* Watson Pharmaceuticals, Inc.	110,086	3,579
* Kinetic Concepts, Inc.	71,423	2,840
* Triad Hospitals, Inc.	51,514	2,021
* American Pharmaceuticals Partners, Inc.	36,938	1,433
		2,054,552
Industrials (9.8%)
General Electric Co.	9,037,615	316,768
United Technologies Corp.	1,747,261	97,689
United Parcel Service, Inc.	1,077,434	80,969
Caterpillar, Inc.	1,153,905	66,661
The Boeing Co.	822,917	57,802
FedEx Corp.	490,458	50,708
Lockheed Martin Corp.	643,076	40,919
3M Co.	433,641	33,607
Danaher Corp.	420,853	23,475
Rockwell Automation, Inc.	309,562	18,314

17

Growth Index Fund

	Shares	Market Value• ($000)
Norfolk Southern Corp.	344,826	15,459
ITT Industries, Inc.	150,106	15,434
Waste Management, Inc.	479,115	14,541
L-3 Communications Holdings, Inc.	193,689	14,401
Rockwell Collins, Inc.	294,364	13,679
Southwest Airlines Co.	785,193	12,901
Expeditors International of Washington, Inc.	181,734	12,269
American Standard Cos., Inc.	305,433	12,202
Fluor Corp.	147,821	11,421
Robert Half International, Inc.	274,160	10,388
C.H. Robinson Worldwide Inc.	273,791	10,138
Cintas Corp.	243,834	10,041
PACCAR, Inc.	138,816	9,610
Republic Services, Inc. Class A	239,345	8,987
Fastenal Co.	218,891	8,578
Equifax, Inc.	221,987	8,440
Masco Corp.	256,743	7,751
* Monster Worldwide Inc.	189,452	7,733
* The Dun & Bradstreet Corp.	114,751	7,684
Precision Castparts Corp.	147,110	7,622
* ChoicePoint Inc.	153,955	6,853
* Jacobs Engineering Group Inc.	93,638	6,355
* Alliant Techsystems, Inc.	63,524	4,839
J.B. Hunt Transport Services, Inc.	203,110	4,598
* JetBlue Airways Corp.	246,413	3,790
American Power Conversion Corp.	149,481	3,289
Cummins Inc.	35,761	3,209
Avery Dennison Corp.	56,217	3,107
Pall Corp.	106,400	2,858
		1,045,089
Information Technology (28.1%)
Microsoft Corp.	16,439,429	429,891
Intel Corp.	10,388,982	259,309
International Business Machines Corp.	2,720,916	223,659
*Cisco Systems, Inc.	10,896,568	186,549
*Google Inc.	325,885	135,197
QUALCOMM Inc.	2,779,925	119,759
*Dell Inc.	3,883,333	116,461
*Apple Computer, Inc.	1,414,821	101,711
Motorola, Inc.	4,209,840	95,100
Texas Instruments, Inc.	2,767,394	88,750
*Yahoo! Inc.	2,162,045	84,709
*Oracle Corp.	6,606,503	80,665
First Data Corp.	1,315,480	56,579
*EMC Corp.	4,110,207	55,981
Applied Materials, Inc.	2,766,378	49,629
*Corning, Inc.	2,509,938	49,345
Automatic Data Processing, Inc.	986,226	45,258
Adobe Systems, Inc.	1,025,017	37,885
*Symantec Corp.	2,042,309	35,740
*Electronic Arts Inc.	517,491	27,070
Accenture Ltd.	823,313	23,769
Analog Devices, Inc.	634,949	22,776
*Broadcom Corp.	481,140	22,686
Computer Associates International, Inc.	799,905	22,549
*Agilent Technologies, Inc.	665,829	22,165
Paychex, Inc.	581,454	22,165
Electronic Data Systems Corp.	884,617	21,266
*Advanced Micro Devices, Inc.	679,132	20,781
*Marvell Technology Group Ltd.	362,350	20,324
Maxim Integrated Products, Inc.	559,131	20,263
*SanDisk Corp.	309,843	19,464
Linear Technology Corp.	521,662	18,816
*Juniper Networks, Inc.	812,649	18,122
Autodesk, Inc.	389,764	16,740
KLA-Tencor Corp.	335,598	16,555
*Network Appliance, Inc.	595,571	16,080
*Sun Microsystems, Inc.	3,774,609	15,816
*Intuit, Inc.	293,497	15,643
National Semiconductor Corp.	585,217	15,204
18

Growth Index Fund

	Shares	Market Value• ($000)
Xilinx, Inc.	595,849	15,021
*Fiserv, Inc.	320,684	13,876
*Affiliated Computer Services, Inc. Class A	204,350	12,093
*Altera Corp.	635,176	11,770
*Cognizant Technology Solutions Corp.	232,847	11,724
Microchip Technology, Inc.	356,636	11,466
*Jabil Circuit, Inc.	294,401	10,919
*NCR Corp.	316,746	10,750
*Lucent Technologies, Inc.	3,788,950	10,079
*NVIDIA Corp.	273,135	9,986
*VeriSign, Inc.	451,902	9,906
Harris Corp.	227,657	9,792
*Citrix Systems, Inc.	290,384	8,357
*LAM Research Corp.	232,606	8,299
*Red Hat, Inc.	286,178	7,795
*McAfee Inc.	281,929	7,649
Scientific-Atlanta, Inc.	169,720	7,310
*Iron Mountain, Inc.	167,275	7,062
Amphenol Corp.	151,882	6,722
*MEMC Electronic Materials, Inc.	299,908	6,649
*DST Systems, Inc.	108,382	6,493
*Activision, Inc.	462,754	6,358
CDW Corp.	109,855	6,324
*Ceridian Corp.	249,332	6,196
*NAVTEQ Corp.	139,220	6,108
*CheckFree Corp.	132,319	6,073
*JDS Uniphase Corp.	2,558,428	6,038
*BEA Systems, Inc.	636,430	5,982
*Avaya Inc.	476,792	5,087
*QLogic Corp.	155,167	5,044
*Zebra Technologies Corp. Class A	117,198	5,022
*BMC Software, Inc.	241,481	4,948
Fair Isaac, Inc.	111,785	4,938
*Teradyne, Inc.	336,481	4,903
*Comverse Technology, Inc.	170,697	4,539
*Alliance Data Systems Corp.	121,530	4,326
*Mercury Interactive Corp.	148,065	4,115
*Flextronics International Ltd.	342,609	3,577
Symbol Technologies, Inc.	270,101	3,463
*Synopsys, Inc.	160,286	3,215
Siebel Systems, Inc.	296,982	3,142
National Instruments Corp.	94,216	3,020
*Novell, Inc.	325,570	2,875
*Cadence Design Systems, Inc.	166,308	2,814
*Agere Systems Inc.	201,644	2,601
Molex, Inc. Class A	102,501	2,521
*International Rectifier Corp.	71,635	2,285
*Hewitt Associates, Inc.	79,060	2,214
*Compuware Corp.	232,204	2,083
*Fairchild Semiconductor International, Inc.	102,509	1,733
Total System Services, Inc.	67,298	1,332
Molex, Inc.	860	22
		2,977,047
Materials (1.6%)
Newmont Mining Corp. (Holding Co.)	765,832	40,895
Praxair, Inc.	551,243	29,194
Monsanto Co.	297,637	23,076
Freeport-McMoRan Copper & Gold, Inc. Class B	302,298	16,264
Ecolab, Inc.	326,928	11,858
Nucor Corp.	133,154	8,884
Phelps Dodge Corp.	57,761	8,310
*Sealed Air Corp.	141,252	7,934
Sigma-Aldrich Corp.	115,004	7,279
Ball Corp.	176,700	7,019
*Pactiv Corp.	256,109	5,634
*The Mosaic Co.	227,980	3,335
*Huntsman Corp.	97,993	1,687
		171,369
Telecommunication Services (1.6%)
Sprint Nextel Corp.	4,788,466	111,859
*American Tower Corp. Class A	681,630	18,472
*NII Holdings Inc.	231,731	10,122
*Crown Castle International Corp.	370,385	9,967
*Qwest Communications International Inc.	1,730,728	9,779

19

Growth Index Fund

	Shares	Market Value• ($000)
*Telewest Global, Inc.	334,344	7,964
*Nextel Partners, Inc.	252,693	7,060
		175,223
Utilities (0.7%)
TXU Corp.	777,651	39,030
* AES Corp.	1,057,921	16,747
Questar Corp.	144,954	10,973
* Allegheny Energy, Inc.	97,387	3,082
Equitable Resources, Inc.	69,220	2,540
		72,372
Total Common Stocks (Cost $7,642,983)		10,599,300
Temporary Cash Investments (0.6%)
[1] Vanguard Market Liquidity Fund, 4.274%	8,520,263	8,520
[1] Vanguard Market Liquidity Fund, 4.274%—Note E	52,723,200	52,723
Total Temporary Cash Investments (Cost $61,243)		61,243
Total Investments (100.5%) (Cost $7,704,226)		10,660,543
Other Assets and Liabilities (-0.5%)
Other Assets—Note B		66,215
Liabilities—Note E		(117,674)
		(51,459)
Net Assets (100%)		10,609,084

At December 31, 2005, net assets consisted of:[2]
Amount ($000)

Paid-in Capital	11,230,913

Overdistributed Net Investment Income	(16,583)

Accumulated Net Realized Losses	(3,561,563)

Unrealized Appreciation	2,956,317

Net Assets	10,609,084

Investor Shares-Net Assets

Applicable to 245,508,659 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	6,761,387

Net Asset Value Per Share-
Investor Shares	$27.54

Admiral Shares-Net Assets

Applicable to 75,373,755 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,075,893

Net Asset Value Per Share-
Admiral Shares	$27.54

Institutional Shares-Net Assets

Applicable to 52,561,266 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,447,635

Net Asset Value Per Share-
Institutional Shares	$27.54

VIPER Shares-Net Assets

Applicable to 6,057,299 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	324,169

Net Asset Value Per Share-
VIPER Shares	$53.52

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.s.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT-Real Estate Investment Trust..

20

Growth Index Fund

Statement of Operations

Year Ended December 31, 2005
($000)
Investment Income
Income
Dividends	96,011
Interest[1]	316
Security Lending	462
Total Income	96,789
Expenses
The Vanguard Group-Note B
Investment Advisory Services	174
Management and Administrative
Investor Shares	13,460
Admiral Shares	1,304
Institutional Shares	636
VIPER Shares	148
Marketing and Distribution
Investor Shares	1,204
Admiral Shares	261
Institutional Shares	285
VIPER Shares	34
Custodian Fees	226
Auditing Fees	21
Shareholders' Reports
Investor Shares	385
Admiral Shares	3
Institutional Shares	—
VIPER Shares	1
Trustees' Fees and Expenses	17
Total Expenses	18,159
Net Investment Income	78,630
Realized Net Gain (Loss)
Investment Securities Sold	61,540
Futures Contracts	—
Realized Net Gain (Loss)	61,540
Change in Unrealized Appreciation (Depreciation)
Investment Securities	362,452
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	362,452
Net Increase (Decrease) in Net Assets Resulting from Operations	502,622

1 Interest income from an affiliated company of the fund was $316,000.

21

Growth Index Fund

Statement of Changes in Net Assets

Year Ended December 31,
2005 ($000)	2004 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,630	115,130
Realized Net Gain (Loss)	61,540	79,781
Change in Unrealized Appreciation (Depreciation)	362,452	493,260
Net Increase (Decrease) in Net Assets Resulting from Operations	502,622	688,171
Distributions
Net Investment Income
Investor Shares	(53,604)	(87,192)
Admiral Shares	(14,585)	(14,548)
Institutional Shares	(11,978)	(13,817)
VIPER Shares	(1,855)	(1,141)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
VIPER Shares	—	—
Total Distributions	(82,022)	(116,698)
Capital Share Transactions—Note F
Investor Shares	(1,225,154)	(309,612)
Admiral Shares	785,172	54,487
Institutional Shares	204,884	339,615
VIPER Shares	209,010	98,653
Net Increase (Decrease) from Capital Share Transactions	(26,088)	183,143
Total Increase (Decrease)	394,512	754,616
Net Assets
Beginning of Period	10,214,572	9,459,956
End of Period[1]	10,609,084	10,214,572

1 Including undistributed (overdistributed) net investment income of ($16,583,000) and ($13,191,000).

22

Growth Index Fund

Financial Highlights

Investor Shares
Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$26.41	$24.92	$19.95	$26.42	$30.57
Investment Operations
Net Investment Income	.196	.291[1]	.169	.222	.181
Net Realized and Unrealized
Gain (Loss) on Investments	1.139	1.494	4.977	(6.465)	(4.144)
Total from Investment Operations	1.335	1.785	5.146	(6.243)	(3.963)
Distributions
Dividends from Net Investment Income	(.205)	(.295)	(.176)	(.227)	(.187)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.205)	(.295)	(.176)	(.227)	(.187)
Net Asset Value, End of Period	$27.54	$26.41	$24.92	$19.95	$26.42
Total Return[2]	5.09%	7.20%	25.92%	-23.68%	-12.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,761	$7,711	$7,586	$6,094	$8,445
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.75%	1.14%[1]	0.77%	0.97%	0.67%
Portfolio Turnover Rate[3]	23%	24%	42%[4]	23%	31%

1	Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
4	Includes activity related to a change in the fund’s target index.

23

Growth Index Fund

Admiral Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$26.41	$24.92	$19.95	$26.42	$30.57
Investment Operations
Net Investment Income	.226	.32[1]	.188	.237	.194
Net Realized and Unrealized
Gain (Loss) on Investments	1.139	1.49	4.977	(6.465)	(4.144)
Total from Investment Operations	1.365	1.81	5.165	(6.228)	(3.950)
Distributions
Dividends from Net Investment Income	(.235)	(.32)	(.195)	(.242)	(.200)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.235)	(.32)	(.195)	(.242)	(.200)
Net Asset Value, End of Period	$27.54	$26.41	$24.92	$19.95	$26.42
Total Return	5.21%	7.31%	26.03%	-23.62%	-12.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,076	$1,214	$1,092	$751	$906
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.86%	1.27%[1]	0.84%	1.05%	0.74%
Portfolio Turnover Rate[2]	23%	24%	42%[3]	23%	31%

1	Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3	Includes activity related to a change in the fund’s target index.

24

Growth Index Fund

Institutional Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$26.41	$24.92	$19.95	$26.42	$30.57
Investment Operations
Net Investment Income	.234	.324[1]	.19	.24	.213
Net Realized and Unrealized Gain (Loss) on Investments	1.139	1.494	4.97	(6.46	(4.144)
Total from Investment Operations	1.373	1.818	5.17	(6.21	(3.931)
Distributions
Dividends from Net Investment Income	(.243	(.328)	(.20	(.25	(.219)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.243	(.328)	(.20	(.25	(.219)
Net Asset Value, End of Period	$27.54	$26.41	$24.92	$19.95	$26.42
Total Return	5.24%	7.34%	26.09%	-23.58%	-12.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,448	$1,185	$782	$675	$921
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10	0.10	0.10%
Ratio of Net Investment Income to Average Net Assets	0.89%	1.29%[1]	0.92	1.10	0.80%
Portfolio Turnover Rate[2]	23%	24%	42%[3]	23%	31%

1	Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3	Includes activity related to a change in the fund’s target index.

25

Growth Index Fund

VIPER Shares

For a Share Outstanding Throughout Each Period	Year Ended Dec. 31, 2005	Jan. 26[1] to Dec. 31, 2004
Net Asset Value, Beginning of Period	$51.33	$50.64
Investment Operations
Net Investment Income	.444	.6092
Net Realized and Unrealized Gain (Loss) on Investments	2.206	.694
Total from Investment Operations	2.650	1.303
Distributions
Dividends from Net Investment Income	(.460)	(.613)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.460)	(.613)
Net Asset Value, End of Period	$53.52	$51.33
Total Return	5.20%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$324	$104
Ratio of Total Expenses to Average Net Assets	0.11%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	0.86%	1.22%[2,3]
Portfolio Turnover Rate[4]	23%	24%

1	Inception.
2	Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

Growth Index Fund

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $1,243,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $4,667,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $365,000 of ordinary income available for distribution. The fund had available realized losses of $3,559,058,000 to offset future net capital gains of $316,442,000 through December 31, 2008, $1,752,289,000 through December 31, 2009, $747,930,000 through December 31, 2010, and $742,397,000 through December 31, 2011.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $2,956,317,000, consisting of unrealized gains of $3,184,325,000 on securities that had risen in value since their purchase and $228,008,000 in unrealized losses on securities that had fallen in value since their purchase.

28

Growth Index Fund

D.     During the year ended December 31, 2005, the fund purchased $2,536,926,000 of investment securities and sold $2,574,779,000 of investment securities, other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $51,066,000, for which the fund received cash collateral of $52,723,000.

F.     Capital share transactions for each class of shares were:

Year Ended December 31,
2005		2004
Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	992,591	37,621	1,068,659	42,318
Issued in Lieu of Cash Distributions	49,669	1,877	81,360	3,167
Redeemed	(2,267,414)	(85,937)	(1,459,631)	(57,988)
Net Increase (Decrease)-Investor Shares	(1,225,154)	(46,439)	(309,612)	(12,503)
Admiral Shares
Issued	1,206,796	45,354	339,642	13,475
Issued in Lieu of Cash Distributions	12,822	480	12,698	495
Redeemed	(434,446)	(16,428)	(297,853)	(11,810)
Net Increase (Decrease)-Admiral Shares	785,172	29,406	54,487	2,160
Institutional Shares
Issued	456,125	17,218	534,027	21,240
Issued in Lieu of Cash Distributions	10,801	406	12,357	481
Redeemed	(262,042)	(9,938)	(206,769)	(8,222)
Net Increase (Decrease)-Institutional Shares	204,884	7,686	339,615	13,499
VIPER Shares
Issued	219,101	4,228	148,481	3,030
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,091)	(200)	(49,828)	(1,000)
Net Increase (Decrease)-VIPER Shares	209,010	4,028	98,653	2,030

29

Value Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics

	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	418	418	4,999
Median Market Cap	$44.9B	$44.9B	$26.4B
Price/Earnings Ratio	14.6x	14.6x	20.5x
Price/Book Ratio	2.2x	2.2x	2.8x
Yield		2.7%	1.7%
Investor Shares	2.5%
Admiral Shares	2.6%
Institutional Shares	2.6%
VIPER Shares	2.6%
Return on Equity	17.7%	17.7%	17.3%
Earnings Growth Rate	11.1%	11.1%	9.5%
Foreign Holdings	0.1%	0.0%	2.4%
Turnover Rate	21%	—	—
Expense Ratio		—	—
Investor Shares	0.21%
Admiral Shares	0.11%
Institutional Shares	0.08%
VIPER Shares	0.11%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)

	Fund	Target Index[1]	Broad Index[2]
Consumer Discretionary	8%	8%	12%
Consumer Staples	7	7	9
Energy	13	13	9
Financials	36	36	22
Health Care	7	7	13
Industrials	11	11	11
Information Technology	4	4	15
Materials	4	4	3
Telecommunication Services	4	4	3
Utilities	6	6	3

Volatility Measures

	Fund	Spliced Index[3]	Fund	Broad Index[2]
R-Squared	1.00	1.00	0.88	1.00
Beta	1.01	1.00	0.98	1.00

Ten Largest Holdings4 (% of total net assets)

ExxonMobil Corp.	energy and utilities	5.7%

Citigroup, Inc.	banking	4.1

Bank of America Corp.	banking	3.0

General Electric Co.	conglomerate	3.0

Pfizer Inc.	pharmaceuticals	2.8

Altria Group, Inc.	consumer products
	manufacturers	2.5

JPMorgan Chase & Co.	banking	2.3

Chevron Corp.	energy and utilities	2.1

Wells Fargo & Co.	banking	1.7

American International
Group, Inc.	insurance	1.6

Top Ten		28.8%

Investment Focus

1	MSCI US Prime Market Value Index.
2	Dow Jones Wilshire 5000 Index.
3	S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.
See page 79 for a glossary of investment terms.

30

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

Cumulative Performance Legend

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Value Index Fund Investor Shares[1]	7.09%	2.62%	9.44%	$24,637

Dow Jones Wilshire 5000 Index	6.32	2.12	9.16	24,019

Spliced Value Index[2]	7.26	2.75	9.55	24,906

Average Large-Cap Value Fund3	5.72	2.55	9.00	23,664

	One Year	Five Years	Since Inception[4]	Final Value of a $100,000 Investment

Value Index Fund Admiral Shares	7.20%	2.70%	3.25%	$117,833

Dow Jones Wilshire 5000 Index	6.32	2.12	1.55	108,185

Spliced Value Index[2]	7.26	2.75	3.29	118,067

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
3	Derived from data provided by Lipper Inc.
4	November 13, 2000.

31

Value Index Fund

	One Year	Five Years	Since Inception[1]	Final Value of a $5,000,000 Investment

Value Index Fund Institutional Shares	7.23%	2.75%	4.39%	$6,898,684

Dow Jones Wilshire 5000 Index	6.32	2.12	3.51	6,473,829

Spliced Value Index[2]	7.26	2.75	4.37	6,891,013

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Value Index Fund VIPER Shares Net Asset Value	7.19%	9.61%	$11,937

Dow Jones Wilshire 5000 Index	6.32	7.30	11,456

MSCI US Prime Market Value Index	7.26	9.70	11,956

Cumulative Returns of VIPER Shares: January 26, 2004–December 31, 2005

Cumulative Since Inception

Value Index Fund VIPER Shares Market Price	19.47%

Value Index Fund VIPER Shares Net Asset Value	19.37

MSCI US Prime Market Value Index	19.56

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

1	Inception dates are: for Institutional Shares, July 2, 1998; for VIPER Shares, January 26, 2004.
2	S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
Note: See Financial Highlights tables on pages 42 through 45 for dividend and capital gains information.

32

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Shares	Market Value• ($000)
Common Stocks (100.0%)
Consumer Discretionary (8.1%)
Time Warner, Inc.	5,278,701	92,061
The Walt Disney Co.	2,303,252	55,209
Viacom Inc. Class B	1,532,521	49,532
McDonald's Corp.	1,432,317	48,298
Federated Department Stores, Inc.	306,021	20,298
Gannett Co., Inc.	279,521	16,931
Johnson Controls, Inc.	220,577	16,082
Ford Motor Co.	2,042,091	15,765
The Gap, Inc.	704,193	12,422
D. R. Horton, Inc.	322,543	11,524
* Office Depot, Inc.	362,470	11,382
^General Motors Corp.	518,319	10,066
H & R Block, Inc.	359,724	8,831
Nordstrom, Inc.	235,473	8,807
Limited Brands, Inc.	393,848	8,802
Genuine Parts Co.	199,401	8,758
Eastman Kodak Co.	329,063	7,700
Tribune Co.	250,106	7,568
Newell Rubbermaid, Inc.	315,424	7,501
* Expedia, Inc.	309,094	7,406
Mattel, Inc.	462,550	7,318
Wendy's International, Inc.	132,359	7,314
Centex Corp.	95,536	6,830
Pulte Homes, Inc.	163,283	6,427
Whirlpool Corp.	76,440	6,403
Sherwin-Williams Co.	135,162	6,139
Royal Caribbean Cruises, Ltd.	129,893	5,853
Clear Channel Communications, Inc.	184,961	5,817
VF Corp.	102,316	5,662
Lennar Corp. Class A	90,194	5,504
Knight Ridder	84,373	5,341
Leggett & Platt, Inc.	216,086	4,961
Circuit City Stores, Inc.	212,672	4,804
The Stanley Works	95,537	4,590
* AutoNation, Inc.	209,597	4,555
* Discovery Holding Co. Class A	291,852	4,422
Liz Claiborne, Inc.	122,871	4,401
Brunswick Corp.	105,869	4,305
Foot Locker, Inc.	179,738	4,240
New York Times Co. Class A	157,706	4,171
Jones Apparel Group, Inc.	135,637	4,167
ServiceMaster Co.	334,369	3,996
Hasbro, Inc.	184,540	3,724
* NTL Inc.	50,905	3,466
KB HOME	46,920	3,409
Reebok International Ltd.	58,082	3,382
* Interpublic Group of Cos., Inc.	314,905	3,039
* Dollar Tree Stores, Inc.	118,593	2,839
Belo Corp. Class A	111,019	2,377
Tiffany & Co.	57,893	2,217
Lear Corp.	77,294	2,200
* Liberty Global, Inc. Series C	94,072	1,994
American Eagle Outfitters, Inc.	79,745	1,833

33

Value Index Fund

	Shares	Market Value• ($000)
* Toll Brothers, Inc.	46,769	1,620
Dow Jones & Co., Inc.	39,646	1,407
The McClatchy Co. Class A	23,396	1,383
Hearst-Argyle Television Inc.	29,434	702
Regal Entertainment Group Class A	24,693	470
		578,225
Consumer Staples (6.5%)
Altria Group, Inc.	2,378,061	177,689
The Coca-Cola Co.	1,230,534	49,603
Kimberly-Clark Corp.	545,657	32,548
General Mills, Inc.	374,458	18,468
Sara Lee Corp.	902,047	17,049
Archer-Daniels-Midland Co.	676,958	16,694
H.J. Heinz Co.	390,556	13,170
Safeway, Inc.	514,056	12,163
ConAgra Foods, Inc.	594,400	12,054
Reynolds American Inc.	101,271	9,654
Kraft Foods Inc.	295,020	8,302
UST, Inc.	188,329	7,689
Albertson's, Inc.	358,642	7,657
* The Kroger Co.	393,953	7,438
Bunge Ltd.	127,342	7,209
* Dean Foods Co.	171,203	6,447
* Constellation Brands, Inc. Class A	224,848	5,898
Coca-Cola Enterprises, Inc.	296,701	5,688
Molson Coors Brewing Co. Class B	80,018	5,360
SuperValu Inc.	155,675	5,056
The Pepsi Bottling Group, Inc.	167,386	4,789
Tyson Foods, Inc.	260,260	4,450
Carolina Group	89,509	3,937
Campbell Soup Co.	129,486	3,855
The Clorox Co.	60,799	3,459
* Smithfield Foods, Inc.	101,953	3,120
Hormel Foods Corp.	87,483	2,859
J.M. Smucker Co.	64,167	2,823
PepsiAmericas, Inc.	78,290	1,821
McCormick & Co., Inc.	47,989	1,484
		458,433
Energy (13.3%)
ExxonMobil Corp.	7,224,595	405,805
Chevron Corp.	2,596,646	147,412
ConocoPhillips Co.	1,515,171	88,153
Burlington Resources, Inc.	436,529	37,629
Occidental Petroleum Corp.	458,074	36,591
Valero Energy Corp.	665,251	34,327
Marathon Oil Corp.	419,355	25,568
Anadarko Petroleum Corp.	257,200	24,370
Devon Energy Corp.	320,580	20,049
Apache Corp.	188,317	12,903
Sunoco, Inc.	157,746	12,364
Amerada Hess Corp.	95,708	12,138
Kerr-McGee Corp.	125,482	11,401
Kinder Morgan, Inc.	123,811	11,384
Murphy Oil Corp.	189,752	10,245
El Paso Corp.	755,481	9,187
Pioneer Natural Resources Co.	162,558	8,334
Noble Energy, Inc.	200,060	8,062
* Newfield Exploration Co.	137,866	6,903
Williams Cos., Inc.	229,455	5,316
Tesoro Petroleum Corp.	79,325	4,882
* Cimarex Energy Co.	93,987	4,042
Pogo Producing Co.	68,608	3,417
		940,482
Financials (36.1%)
Citigroup, Inc.	5,924,001	287,492
Bank of America Corp.	4,617,285	213,088
JPMorgan Chase & Co.	4,025,070	159,755
Wells Fargo & Co.	1,934,110	121,520
American International Group, Inc.	1,642,721	112,083
Wachovia Corp.	1,807,271	95,532
Merrill Lynch & Co., Inc.	1,005,324	68,091
Morgan Stanley	1,120,021	63,550
U.S. Bancorp	2,094,174	62,595
The Goldman Sachs Group, Inc.	452,829	57,831
Fannie Mae	1,109,008	54,131
Freddie Mac	788,892	51,554
Washington Mutual, Inc.	1,142,986	49,720

34

Value Index Fund

	Shares	Market Value• ($000)
MetLife, Inc.	866,717	42,469
The Allstate Corp.	714,849	38,652
MBNA Corp.	1,369,128	37,172
The St. Paul Travelers, Cos. Inc.	773,911	34,571
Lehman Brothers Holdings, Inc.	264,998	33,965
The Hartford Financial Services Group Inc.	343,126	29,471
SunTrust Banks, Inc.	394,628	28,713
The Bank of New York Co., Inc.	883,138	28,128
BB&T Corp.	626,537	26,258
National City Corp.	730,528	24,524
Countrywide Financial Corp.	681,240	23,292
The Chubb Corp.	227,164	22,183
PNC Financial Services Group	333,080	20,594
Fifth Third Bancorp	541,627	20,430
ACE Ltd.	358,323	19,149
Simon Property Group, Inc. REIT	244,412	18,729
Marsh & McLennan Cos., Inc.	582,610	18,504
Regions Financial Corp.	501,217	17,122
Mellon Financial Corp.	479,115	16,410
KeyCorp	468,931	15,442
The Principal Financial Group, Inc.	320,400	15,197
Genworth Financial Inc.	437,483	15,128
North Fork Bancorp, Inc.	548,137	14,997
Prudential Financial, Inc.	204,883	14,995
Capital One Financial Corp.	166,206	14,360
Equity Office Properties Trust REIT	470,380	14,267
Bear Stearns Co., Inc.	122,413	14,142
Loews Corp.	148,921	14,125
ProLogis REIT	279,274	13,048
Equity Residential REIT	328,974	12,869
Vornado Realty Trust REIT	144,082	12,027
CIT Group Inc.	231,042	11,963
Aon Corp.	310,148	11,150
Comerica, Inc.	191,602	10,875
Ameriprise Financial, Inc.	256,934	10,534
AmSouth Bancorp	401,447	10,522
Lincoln National Corp.	197,635	10,481
Archstone-Smith Trust REIT	242,537	10,160
* Berkshire Hathaway Inc. Class B	3,329	9,772
Marshall & Ilsley Corp.	226,646	9,755
Boston Properties, Inc. REIT	127,826	9,476
Ambac Financial Group, Inc.	122,465	9,437
MBIA, Inc.	153,569	9,239
Sovereign Bancorp, Inc.	414,403	8,959
Jefferson-Pilot Corp.	154,391	8,789
XL Capital Ltd. Class A	129,828	8,748
Zions Bancorp	113,641	8,587
M & T Bank Corp.	78,229	8,531
SAFECO Corp.	143,274	8,095
Cincinnati Financial Corp.	180,235	8,053
General Growth Properties Inc. REIT	168,586	7,922
Hudson City Bancorp, Inc.	650,455	7,883
UnumProvident Corp.	341,281	7,764
Plum Creek Timber Co. Inc. REIT	210,775	7,598
Avalonbay Communities, Inc. REIT	84,202	7,515
Kimco Realty Corp. REIT	220,191	7,064
MGIC Investment Corp.	106,589	7,016
Fidelity National Financial, Inc.	188,212	6,924
Golden West Financial Corp.	104,876	6,922
Torchmark Corp.	119,474	6,643
Compass Bancshares Inc.	135,306	6,534
Public Storage, Inc. REIT	96,121	6,509
Popular, Inc.	302,308	6,394
Huntington Bancshares Inc.	251,241	5,967
Assurant, Inc.	131,959	5,739
Radian Group, Inc.	97,671	5,723
Developers Diversified Realty Corp. REIT	118,295	5,562
Duke Realty Corp. REIT	164,228	5,485
Mercantile Bankshares Corp.	93,890	5,299

35

Value Index Fund

	Shares	Market Value• ($000)
First Horizon National Corp.	136,130	5,233
Old Republic International Corp.	199,004	5,226
Everest Re Group, Ltd.	48,100	4,827
AMB Property Corp. REIT	97,504	4,794
Janus Capital Group Inc.	255,349	4,757
Host Marriott Corp. REIT	249,791	4,734
iStar Financial Inc. REIT	129,091	4,602
American Capital Strategies, Ltd.	126,918	4,596
The Macerich Co. REIT	68,339	4,588
Associated Banc-Corp	140,409	4,570
UnionBanCal Corp.	66,394	4,563
^Allied Capital Corp.	154,613	4,541
New York Community Bancorp, Inc.	274,066	4,528
Leucadia National Corp.	92,475	4,389
* AmeriCredit Corp.	169,766	4,351
The PMI Group Inc.	105,695	4,341
Liberty Property Trust REIT	100,887	4,323
PartnerRe Ltd.	65,250	4,285
Regency Centers Corp. REIT	72,665	4,284
First American Corp.	93,015	4,214
Apartment Investment & Management Co. Class A REIT	109,821	4,159
A.G. Edwards & Sons, Inc.	88,306	4,138
Axis Capital Holdings Ltd.	129,332	4,045
Health Care Properties Investors REIT	155,355	3,971
TCF Financial Corp.	138,343	3,755
Weingarten Realty Investors REIT	97,437	3,684
Northern Trust Corp.	69,975	3,626
Commerce Bancshares, Inc.	67,595	3,523
City National Corp.	48,068	3,482
Independence Community Bank Corp.	86,258	3,427
RenaissanceRe Holdings Ltd.	77,650	3,425
Arthur J. Gallagher & Co.	108,347	3,346
Protective Life Corp.	76,091	3,330
Astoria Financial Corp.	111,642	3,282
Fulton Financial Corp.	179,679	3,162
Hospitality Properties Trust REIT	78,537	3,149
Valley National Bancorp	121,561	2,930
Nationwide Financial Services, Inc.	65,800	2,895
New Plan Excel Realty Trust REIT	118,781	2,753
TD Banknorth, Inc.	89,731	2,607
Mercury General Corp.	43,985	2,561
Unitrin, Inc.	55,874	2,517
W.R. Berkley Corp.	45,999	2,190
Transatlantic Holdings, Inc.	30,389	2,042
People's Bank	64,780	2,012
Federated Investors, Inc.	34,562	1,280
BOK Financial Corp.	26,682	1,212
Erie Indemnity Co. Class A	20,902	1,112
Forest City Enterprise Class A	25,392	963
Fidelity National Title Group, Inc. Class A	32,792	798
Student Loan Corp.	2,280	477
		2,555,063
Health Care (6.9%)
Pfizer Inc.	8,445,280	196,944
Merck & Co., Inc.	2,515,750	80,026
Eli Lilly & Co.	1,169,154	66,162
Bristol-Myers Squibb Co.	2,240,994	51,498
Wyeth	998,867	46,018
AmerisourceBergen Corp.	237,776	9,844
* Fisher Scientific International Inc.	139,637	8,638
CIGNA Corp.	51,523	5,755
* Thermo Electron Corp.	185,150	5,579
* King Pharmaceuticals, Inc.	276,917	4,685
Beckman Coulter, Inc.	70,938	4,036
* Millennium Pharmaceuticals, Inc.	353,584	3,430
Hillenbrand Industries, Inc.	62,922	3,109
* Triad Hospitals, Inc.	64,381	2,526
* Tenet Healthcare Corp.	188,638	1,445
* Watson Pharmaceuticals, Inc.	39,950	1,299
		490,994

36

Value Index Fund

	Shares	Market Value• ($000)
Industrials (11.0%)
General Electric Co.	6,073,367	212,871
Tyco International Ltd.	2,318,958	66,925
3M Co.	541,279	41,949
Emerson Electric Co.	473,258	35,352
Honeywell International Inc.	930,772	34,671
Burlington Northern Santa Fe Corp.	427,842	30,300
Illinois Tool Works, Inc.	278,502	24,505
Union Pacific Corp.	287,089	23,114
General Dynamics Corp.	195,729	22,323
Northrop Grumman Corp.	368,217	22,134
The Boeing Co.	297,769	20,915
Raytheon Co.	517,083	20,761
Cendant Corp.	1,198,901	20,681
Deere & Co.	276,276	18,817
Ingersoll-Rand Co.	386,238	15,592
CSX Corp.	248,528	12,618
Pitney Bowes, Inc.	262,145	11,076
Eaton Corp.	160,351	10,758
Textron, Inc.	137,868	10,613
Norfolk Southern Corp.	231,736	10,389
Waste Management, Inc.	321,996	9,773
Masco Corp.	320,518	9,676
Dover Corp.	231,983	9,393
Parker Hannifin Corp.	137,601	9,076
R.R. Donnelley & Sons Co.	233,664	7,994
Cooper Industries, Inc. Class A	106,114	7,746
PACCAR, Inc.	93,231	6,454
W.W. Grainger, Inc.	86,710	6,165
Goodrich Corp.	132,276	5,437
Southwest Airlines Co.	284,108	4,668
Manpower Inc.	100,141	4,657
Avery Dennison Corp.	69,843	3,860
SPX Corp.	83,759	3,834
Pentair, Inc.	110,824	3,826
Aramark Corp. Class B	136,352	3,788
Precision Castparts Corp.	53,243	2,758
Hubbell Inc. Class B	59,092	2,666
* Allied Waste Industries, Inc.	265,924	2,324
American Power Conversion Corp.	100,538	2,212
Cummins Inc.	23,972	2,151
Pall Corp.	71,527	1,921
		776,743
Information Technology (3.5%)
Hewlett-Packard Co.	3,307,182	94,685
* Xerox Corp.	1,099,364	16,106
* Computer Sciences Corp.	211,718	10,721
* Micron Technology, Inc.	705,980	9,397
Seagate Technology	437,289	8,741
* Lucent Technologies, Inc.	2,546,514	6,774
* Freescale Semiconductor, Inc. Class A	241,931	6,094
* Lexmark International, Inc.	135,940	6,094
* Sun Microsystems, Inc.	1,365,928	5,723
* Freescale Semiconductor, Inc. Class B	222,220	5,593
* Tellabs, Inc.	487,101	5,309
* Flextronics International Ltd.	426,222	4,450
Intersil Corp.	175,748	4,373
* Arrow Electronics, Inc.	136,069	4,358
* Solectron Corp.	1,113,939	4,077
Siebel Systems, Inc.	369,487	3,909
* Novellus Systems, Inc.	158,804	3,830
Sabre Holdings Corp.	150,157	3,620
* LSI Logic Corp.	447,675	3,581
* Cadence Design
Systems, Inc.	206,968	3,502
* Ingram Micro, Inc. Class A	156,075	3,111
Diebold, Inc.	80,997	3,078
* Comverse Technology, Inc.	114,645	3,048
Tektronix, Inc.	97,311	2,745
* Vishay Intertechnology, Inc.	194,994	2,683
Scientific-Atlanta, Inc.	61,356	2,643
* Compuware Corp.	290,356	2,604
* Sanmina-SCI Corp.	603,889	2,573
Molex, Inc. Class A	96,036	2,362
* Unisys Corp.	392,450	2,288
* Novell, Inc.	219,223	1,936
* Avaya Inc.	172,805	1,844

37

Value Index Fund

	Shares	Market Value• ($000)
* BMC Software, Inc.	87,800	1,799
Symbol Technologies, Inc.	97,295	1,247
* Fairchild Semiconductor International, Inc.	69,087	1,168
* Synopsys, Inc.	58,110	1,166
AVX Corp.	69,018	999
* Agere Systems Inc.	72,480	935
* International Rectifier Corp.	25,756	822
		249,988
Materials (4.2%)
E.I. du Pont de Nemours & Co.	1,139,730	48,439
Dow Chemical Co.	1,105,163	48,428
Alcoa Inc.	999,630	29,559
Weyerhaeuser Co.	278,298	18,462
International Paper Co.	533,861	17,943
Air Products & Chemicals, Inc.	253,995	15,034
PPG Industries, Inc.	194,669	11,271
Phelps Dodge Corp.	72,182	10,385
Monsanto Co.	107,700	8,350
Rohm & Haas Co.	166,532	8,063
Vulcan Materials Co.	117,125	7,935
United States Steel Corp.	130,881	6,291
Lyondell Chemical Co.	254,370	6,059
Nucor Corp.	89,477	5,970
MeadWestvaco Corp.	210,764	5,908
Temple-Inland Inc.	122,922	5,513
Eastman Chemical Co.	93,350	4,816
Ashland, Inc.	76,482	4,428
Engelhard Corp.	138,107	4,164
* Smurfit-Stone Container Corp.	290,790	4,120
* Owens-Illinois, Inc.	174,931	3,681
Chemtura Corp.	267,158	3,393
Bemis Co., Inc.	116,760	3,254
Sonoco Products Co.	108,081	3,178
International Flavors & Fragrances, Inc.	91,382	3,061
Valspar Corp.	111,418	2,749
Packaging Corp. of America	95,442	2,190
Lafarge North America Inc.	37,170	2,045
* Huntsman Corp.	35,222	607
		295,296
Telecommunication Services (4.4%)
AT&T Inc.	4,477,277	109,649
Verizon Communications Inc.	3,168,382	95,432
BellSouth Corp.	2,099,518	56,897
Alltel Corp.	394,670	24,904
MCI Inc.	280,635	5,537
Citizens Communications Co.	393,168	4,808
CenturyTel, Inc.	141,391	4,689
* Qwest Communications International Inc.	626,268	3,538
Telephone & Data Systems, Inc.	58,888	2,122
Telephone & Data Systems, Inc.-Special Common Shares	59,709	2,067
PanAmSat Holding Corp.	63,610	1,558
* U.S. Cellular Corp.	18,598	919
		312,120
Utilities (6.0%)
Exelon Corp.	768,341	40,830
Dominion Resources, Inc.	390,398	30,139
Southern Co.	855,665	29,546
Duke Energy Corp.	1,061,434	29,136
FirstEnergy Corp.	377,883	18,512
FPL Group, Inc.	428,875	17,824
Public Service Enterprise Group, Inc.	273,844	17,792
American Electric Power Co., Inc.	440,801	16,349
Entergy Corp.	237,804	16,325
PG&E Corp.	432,893	16,069
Edison International	354,604	15,464
Consolidated Edison Inc.	279,979	12,971
PPL Corp.	434,794	12,783
Progress Energy, Inc.	273,438	12,009
Ameren Corp.	233,427	11,961
Sempra Energy	264,130	11,844
Constellation Energy Group, Inc.	203,874	11,743
Cinergy Corp.	216,438	9,190
DTE Energy Co.	199,533	8,618
Xcel Energy, Inc.	461,380	8,517
KeySpan Corp.	199,658	7,126

38

Value Index Fund

	Shares	Market Value• ($000)
NiSource, Inc.	312,157	6,512
Wisconsin Energy Corp.	133,953	5,232
SCANA Corp.	124,059	4,885
Pepco Holdings, Inc.	216,742	4,848
* NRG Energy, Inc.	99,696	4,698
Pinnacle West Capital Corp.	113,120	4,677
CenterPoint Energy Inc.	319,148	4,101
TECO Energy, Inc.	238,126	4,091
MDU Resources Group, Inc.	123,850	4,055
Energy East Corp.	169,002	3,853
* Allegheny Energy, Inc.	121,118	3,833
DPL Inc.	145,481	3,784
Alliant Energy Corp.	133,360	3,739
* Reliant Energy, Inc.	346,616	3,577
NSTAR	122,350	3,511
Equitable Resources, Inc.	86,449	3,172
		423,316
Total Common Stocks (Cost $6,000,375)		7,080,660
Temporary Cash Investments (0.2%)
1 Vanguard Market Liquidity Fund, 4.274%	2,869,590	2,870
1 Vanguard Market Liquidity Fund, 4.274%—Note E	12,915,000	12,915
Total Temporary Cash Investments (Cost $15,785)		15,785
Total Investments (100.2%) (Cost $6,016,160)		7,096,445
Other Assets and Liabilities (-0.2%)
Other Assets—Note B		68,601
Liabilities—Note E		(85,613)
		(17,012)
Net Assets (100%)		7,079,433

At December 31, 2005, net assets consisted of:2

Amount ($000)

Paid-in Capital	6,633,056

Overdistributed Net Investment Income	(4,960)

Accumulated Net Realized Losses	(628,948)

Unrealized Appreciation	1,080,285

Net Assets	7,079,433

Investor Shares-Net Assets

Applicable to 151,471,208 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,375,732

Net Asset Value Per Share-
Investor Shares	$22.29

Admiral Shares-Net Assets

Applicable to 84,353,717 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,880,050

Net Asset Value Per Share-
Admiral Shares	$22.29

Institutional Shares-Net Assets

Applicable to 54,897,417 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,223,550

Net Asset Value Per Share-
Institutional Shares	$22.29

VIPER Shares-Net Assets

Applicable to 10,501,527 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	600,101

Net Asset Value Per Share-
VIPER Shares	$57.14

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT-Real Estate Investment Trust.

39

Value Index Fund

Statement of Operations

Year Ended December 31, 2005
($000)
Investment Income
Income
Dividends	181,483
Interest[1]	120
Security Lending	456
Total Income	182,059
Expenses
The Vanguard Group-Note B
Investment Advisory Services	135
Management and Administrative
Investor Shares	6,281
Admiral Shares	1,179
Institutional Shares	485
VIPER Shares	418
Marketing and Distribution
Investor Shares	628
Admiral Shares	245
Institutional Shares	216
VIPER Shares	111
Custodian Fees	263
Auditing Fees	21
Shareholders' Reports
Investor Shares	131
Admiral Shares	3
Institutional Shares	—
VIPER Shares	1
Trustees' Fees and Expenses	9
Total Expenses	10,126
Net Investment Income	171,933
Realized Net Gain (Loss)
Investment Securities Sold	175,542
Futures Contracts	(8)
Realized Net Gain (Loss)	175,534
Change in Unrealized Appreciation (Depreciation)
Investment Securities	113,026
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	113,026

1 Interest income from an affiliated company of the fund was $120,000.

40

Value Index Fund

Statement of Changes in Net Assets

Year Ended December 31,
2005 ($000)	2004 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	171,933	116,521
Realized Net Gain (Loss)	175,534	138,177
Change in Unrealized Appreciation (Depreciation)	113,026	473,641
Net Increase (Decrease) in Net Assets Resulting from Operations	460,493	728,339
Distributions
Net Investment Income
Investor Shares	(87,836)	(74,905)
Admiral Shares	(40,836)	(22,722)
Institutional Shares	(28,491)	(15,284)
VIPER Shares	(14,342)	(4,454)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
VIPER Shares	—	—
Total Distributions	(171,505)	(117,365)
Capital Share Transactions-Note F
Investor Shares	(369,912)	278,765
Admiral Shares	741,688	185,733
Institutional Shares	369,328	197,069
VIPER Shares	169,653	379,201
Net Increase (Decrease) from Capital Share Transactions	910,757	1,040,768
Total Increase (Decrease)	1,199,745	1,651,742
Net Assets
Beginning of Period	5,879,688	4,227,946
End of Period[1]	7,079,433	5,879,688

1 Including undistributed (overdistributed) net investment income of ($4,960,000) and ($5,388,000).

41

Value Index Fund

Financial Highlights

Investor Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$21.35	$18.95	$14.65	$18.90	$22.87
Investment Operations
Net Investment Income	.559	.460	.378	.303	.309
Net Realized and Unrealized Gain (Loss) on Investments	.936	2.399	4.294	(4.238)	(2.986)
Total from Investment Operations	1.495	2.859	4.672	(3.935)	(2.677)
Distributions
Dividends from Net Investment Income	(.555)	(.459)	(.372)	(.315)	(.316)
Distributions from Realized Capital Gains	—	—	—	—	(.977)
Total Distributions	(.555)	(.459)	(.372)	(.315)	(1.293)
Net Asset Value, End of Period	$22.29	$21.35	$18.95	$14.65	$18.90
Total Return[1]	7.09%	15.29%	32.25%	-20.91%	-11.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,376	$3,592	$2,921	$2,197	$3,018
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.40%	2.38%	1.80%	1.51%
Portfolio Turnover Rate[2]	21%	18%	44%[3]	26%	38%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3	Includes activity related to a change in the fund’s target index.

42

Value Index Fund

Admiral Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$21.35	$18.95	$14.65	$18.90	$22.87
Investment Operations
Net Investment Income	.581	.479	.392	.315	.318
Net Realized and Unrealized Gain (Loss) on Investments	.936	2.399	4.294	(4.238)	(2.986)
Total from Investment Operations	1.517	2.878	4.686	(3.923)	(2.668)
Distributions
Dividends from Net Investment Income	(.577)	(.478)	(.386)	(.327)	(.325)
Distributions from Realized Capital Gains	—	—	—	—	(.977)
Total Distributions	(.577)	(.478)	(.386)	(.327)	(1.302)
Net Asset Value, End of Period	$22.29	$21.35	$18.95	$14.65	$18.90
Total Return	7.20%	15.40%	32.36%	-20.85%	-11.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,880	$1,075	$773	$480	$587
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.50%	2.48%	1.88%	1.57%
Portfolio Turnover Rate[1]	21%	18%	44%[2]	26%	38%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
2	Includes activity related to a change in the fund’s target index.

43

Value Index Fund

Institutional Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$21.35	$18.95	$14.65	$18.90	$22.87
Investment Operations
Net Investment Income	.588	.485	.400	.322	.333
Net Realized and Unrealized Gain (Loss) on Investments	.936	2.399	4.294	(4.238)	(2.986)
Total from Investment Operations	1.524	2.884	4.694	(3.916)	(2.653)
Distributions
Dividends from Net Investment Income	(.584)	(.484)	(.394)	(.334)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	(.977)
Total Distributions	(.584)	(.484)	(.394)	(.334)	(1.317)
Net Asset Value, End of Period	$22.29	$21.35	$18.95	$14.65	$18.90
Total Return	7.23%	15.43%	32.42%	-20.81%	-11.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,224	$807	$534	$494	$865
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.53%	2.46%	1.91%	1.63%
Portfolio Turnover Rate[1]	21%	18%	44%[2]	26%	38%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
2	Includes activity related to a change in the fund’s target index.

44

Value Index Fund

VIPER Shares

For a Share Outstanding Throughout Each Period	Year Ended Dec. 31, 2005	Jan. 26[1] to Dec. 31, 2004
Net Asset Value, Beginning of Period	$54.74	$50.34
Investment Operations
Net Investment Income	1.489	1.184
Net Realized and Unrealized Gain (Loss) on Investments	2.392	4.437
Total from Investment Operations	3.881	5.621
Distributions
Dividends from Net Investment Income	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.481)	(1.221)
Net Asset Value, End of Period	$57.14	$54.74
Total Return	7.19%	11.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$600	$406
Ratio of Total Expenses to Average Net Assets	0.11%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.72%	2.46%[2]
Portfolio Turnover Rate[3]	21%	18%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

46

Value Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $831,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.83% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $16,154,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $3,352,000 of ordinary income available for distribution. The fund had available realized losses of $629,062,000 to offset future net capital gains of $125,066,000 through December 31, 2010, and $503,996,000 through December 31, 2011.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $1,080,285,000, consisting of unrealized gains of $1,488,324,000 on securities that had risen in value since their purchase and $408,039,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the year ended December 31, 2005, the fund purchased $2,295,601,000 of investment securities and sold $1,388,392,000 of investment securities, other than temporary cash investments.

47

Value Index Fund

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $12,576,000, for which the fund received cash collateral of $12,915,000.

F.     Capital share transactions for each class of shares were:

Year Ended December 31,
2005		2004
Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	845,767	39,225	772,440	39,439
Issued in Lieu of Cash Distributions	81,625	3,752	69,188	3,475
Redeemed	(1,297,304)	(59,768)	(562,863)	(28,782)
Net Increase (Decrease)-Investor Shares	(369,912)	(16,791)	278,765	14,132
Admiral Shares
Issued	1,085,629	49,932	359,324	18,348
Issued in Lieu of Cash Distributions	34,795	1,589	19,025	955
Redeemed	(378,736)	(17,507)	(192,616)	(9,767)
Net Increase (Decrease)-Admiral Shares	741,688	34,014	185,733	9,536
Institutional Shares
Issued	573,464	26,460	344,143	17,137
Issued in Lieu of Cash Distributions	20,129	921	12,188	611
Redeemed	(224,265)	(10,294)	(159,262)	(8,098)
Net Increase (Decrease)-Institutional Shares	369,328	17,087	197,069	9,650
VIPER Shares
Issued	208,091	3,779	414,041	8,122
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(38,438)	(700)	(34,840)	(700)
Net Increase (Decrease)-VIPER Shares	169,653	3,079	379,201	7,422

48

Large-Cap Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics

	Fund	Target Index[1]	Broad Index[2]
Number of Stocks	751	751	4,999
Median Market Cap	$45.0B	$45.0B	$26.4B
Price/Earnings Ratio	18.0x	18.0x	20.5x
Price/Book Ratio	2.9x	2.9x	2.8x
Yield		1.8%	1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Institutional Shares	1.7%
VIPER Shares	1.7%
Return on Equity	18.1%	18.1%	17.3%
Earnings Growth Rate	13.5%	13.4%	9.5%
Foreign Holdings	0.1%	0.0%	2.4%
Turnover Rate	9%	—	—
Expense Ratio		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Institutional Shares	0.08%[3]
VIPER Shares	0.07%
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)

	Fund	Target Index[1]	Broad Index[2]
Consumer Discretionary	12%	12%	12%
Consumer Staples	9	9	9
Energy	10	9	9
Financials	21	22	22
Health Care	13	13	13
Industrials	10	10	11
Information Technology	16	16	15
Materials	3	3	3
Telecommunication Services	3	3	3
Utilities	3	3	3

Ten Largest Holdings4 (% of total net assets)

General Electric Co.	conglomerate	3.0%
ExxonMobil Corp.	energy and utilities	2.9
Microsoft Corp.	software	2.0
Citigroup, Inc.	banking	2.0
The Procter & Gamble Co.	consumer products manufacturers	1.6
Bank of America Corp.	banking	1.5
Johnson & Johnson	pharmaceuticals	1.4
Pfizer Inc.	pharmaceuticals	1.4
Altria Group, Inc.	consumer products manufacturers	1.3
Intel Corp.	electronics	1.2
Top Ten		18.3%

Investment Focus

1 MSCI US Prime Market 750 Index.
2 Dow Jones Wilshire 5000 Index.
3 Annualized.
4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.
    See page 79 for a glossary of investment terms.

49

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 30, 2004–December 31, 2005
Initial Investment of $10,000

Cumulative Performance Legend

	Average Annual Total Returns Periods Ended December 31, 2005
	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Large-Cap Index Fund Investor Shares[2]	6.12%	7.95%	$11,581

Dow Jones Wilshire 5000 Index	6.32	8.60	11,714

MSCI US Prime Market 750 Index	6.26	8.12	11,616

Average Large-Cap Core Fund[3]	4.84	5.73	11,127

	One Year	Since Inception[1]	Final Value of a $100,000 Investment

Large-Cap Index Fund Admiral Shares	6.19%	7.89%	$115,613

Dow Jones Wilshire 5000 Index	6.32	8.47	116,799

MSCI US Prime Market 750 Index	6.26	7.97	115,771

1	Inception dates are: for Investor Shares, January 30, 2004; for Admiral Shares, February 2, 2004.
2	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Derived from data provided by Lipper Inc.

50

Large-Cap Index Fund

	Since Inception[1]	Final Value of a $5,000,000 Investment

Large-Cap Index Fund Institutional Shares	6.28%	$5,313,916

Dow Jones Wilshire 5000 Index	6.30	5,314,998

MSCI US Prime Market 750 Index	6.30	5,314,814

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Large-Cap Index Fund VIPER Shares Net Asset Value	6.26%	7.41%	$11,476

Dow Jones Wilshire 5000 Index	6.32	7.83	11,563

MSCI US Prime Market 750 Index	6.26	7.47	11,488

Cumulative Returns of VIPER Shares: January 27, 2004–December 31, 2005

Cumulative Since Inception

Large-Cap Index Fund VIPER Shares Market Price	14.84%

Large-Cap Index Fund VIPER Shares Net Asset Value	14.76

MSCI US Prime Market 750 Index	14.88

Fiscal-Year Total Returns (%): January 30, 2004–December 31, 2005

1	Inception dates are: for Institutional Shares, June 30, 2005; for VIPER Shares, January 27, 2004.
Note: See Financial Highlights tables on pages 54 through 57 for dividend and capital gains information.

51

Large-Cap Index Fund

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Statement of Operations

Year Ended December 31, 2005
($000)
Investment Income
Income
Dividends	5,269
Interest1	52
Security Lending	4
Total Income	5,325
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative
Investor Shares	53
Admiral Shares	18
Institutional Shares	1
VIPER Shares	3
Marketing and Distribution
Investor Shares	15
Admiral Shares	8
Institutional Shares	5
VIPER Shares	25
Custodian Fees	128
Auditing Fees	20
Shareholders' Reports
Investor Shares	6
Admiral Shares	—
Institutional Shares	—
VIPER Shares	—
Trustees' Fees and Expenses	—
Total Expenses	314
Net Investment Income	5,011
Realized Net Gain (Loss)
Investment Securities Sold	6,483
Futures Contracts	45
Realized Net Gain (Loss)	6,528
Change in Unrealized Appreciation (Depreciation)
Investment Securities	10,132
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	10,132
Net Increase (Decrease) in Net Assets Resulting from Operations	21,671

1 Interest income from an affiliated company of the fund was $52,000.

52

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended Dec. 31, 2005 ($000)	Jan. 27[1] to Dec. 31, 2004 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,011	1,570
Realized Net Gain (Loss)	6,528	(871)
Change in Unrealized Appreciation (Depreciation)	10,132	6,645
Net Increase (Decrease) in Net Assets Resulting from Operations	21,671	7,344
Distributions
Net Investment Income
Investor Shares	(1,158)	(529)
Admiral Shares	(903)	(242)
Institutional Shares	(690)	—
VIPER Shares	(2,238)	(808)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
VIPER Shares	—	—
Total Distributions	(4,989)	(1,579)
Capital Share Transactions—Note F
Investor Shares	45,501	41,404
Admiral Shares	41,233	25,240
Institutional Shares	81,404	—
VIPER Shares	122,557	46,420
Net Increase (Decrease) from Capital Share Transactions	290,695	113,064
Total Increase (Decrease)	307,377	118,829
Net Assets
Beginning of Period	118,829	—
End of Period2	426,206	118,829

1 Inception.
2 Including undistributed (overdistributed) net investment income of ($23,000) and ($9,000).

53

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended Dec. 31, 2005	Jan. 30[1] to Dec. 31, 2004
Net Asset Value, Beginning of Period	$21.41	$20.00
Investment Operations
Net Investment Income	.328	.39[2]
Net Realized and Unrealized Gain (Loss) on Investments	.970	1.41
Total from Investment Operations	1.298	1.80
Distributions
Dividends from Net Investment Income	(.328)	(.39)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.328)	(.39)
Net Asset Value, End of Period	$22.38	$21.41
Total Return[3]	6.12%	9.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94	$44
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.72%	1.92%[2,4]
Portfolio Turnover Rate[5]	9%	5%

1	Inception.
2	Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

54

Large-Cap Index Fund

Admiral Shares

For a Share Outstanding Throughout Each Period	Year Ended Dec. 31, 2005	Feb. 2[1] to Dec. 31, 2004
Net Asset Value, Beginning of Period	$26.77	$25.08
Investment Operations
Net Investment Income	.431	.501[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.209	1.692
Total from Investment Operations	1.640	2.193
Distributions
Dividends from Net Investment Income	(.430)	(.503)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.430)	(.503)
Net Asset Value, End of Period	$27.98	$26.77
Total Return	6.19%	8.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71	$27
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.80%	2.00%[2,3]
Portfolio Turnover Rate[4]	9%	5%

1	Inception.
2	Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

55

Large-Cap Index Fund

Institutional Shares

For a Share Outstanding Throughout the Period	June 30[1] to Dec. 31, 2005
Net Asset Value, Beginning of Period	$109.32
Investment Operations
Net Investment Income	.989
Net Realized and Unrealized Gain (Loss) on Investments	5.863
Total from Investment Operations	6.852
Distributions
Dividends from Net Investment Income	(1.032)
Distributions from Realized Capital Gains	—
Total Distributions	(1.032)
Net Asset Value, End of Period	$115.14
Total Return	6.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83
Ratio of Total Expenses to Average Net Assets	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.83%[2]
Portfolio Turnover Rate[3]	9%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

56

Large-Cap Index Fund

VIPER Shares

For a Share Outstanding Throughout Each Period	Year Ended Dec. 31, 2005	Jan. 27 [1] to Dec. 31, 2004
Net Asset Value, Beginning of Period	$52.99	$50.01
Investment Operations
Net Investment Income	.873	.958[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.410	2.983
Total from Investment Operations	3.283	3.941
Distributions
Dividends from Net Investment Income	(.873)	(.961)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.873)	(.961)
Net Asset Value, End of Period	$55.40	$52.99
Total Return	6.26%	8.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$178	$48
Ratio of Total Expenses to Average Net Assets	0.07%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.84%	2.00%[2,3]
Portfolio Turnover Rate[4]	9%	5%

1	Inception.
2	Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

57

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares were first issued on June 30, 2005, and are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.    Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

58

Large-Cap Index Fund

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.     Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $46,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.    Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $6,663,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital. The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income. Accordingly, the fund has reclassified $36,000 from undistributed net investment income to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $113,000 of ordinary income available for distribution. The fund had available realized losses of $135,000 to offset future net capital gains of $10,000 through December 31, 2013, and $125,000 through December 31, 2014.

59

Large-Cap Index Fund

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $16,777,000, consisting of unrealized gains of $29,259,000 on securities that had risen in value since their purchase and $12,482,000 in unrealized losses on securities that had fallen in value since their purchase.

D.     During the year ended December 31, 2005, the fund purchased $353,808,000 of investment securities and sold $63,012,000 of investment securities, other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $302,000, for which the fund received cash collateral of $310,000.

F.     Capital share transactions for each class of shares were:

Year Ended December 31,
2005[1]		2004[2]
Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	85,929	3,998	51,279	2,564
Issued in Lieu of Cash Distributions	1,053	48	480	23
Redeemed	(41,481)	(1,917)	(10,355)	(516)
Net Increase (Decrease)-Investor Shares	45,501	2,129	41,404	2,071
Admiral Shares
Issued	58,468	2,172	27,830	1,107
Issued in Lieu of Cash Distributions	765	28	239	9
Redeemed	(18,000)	(657)	(2,829)	(115)
Net Increase (Decrease)-Admiral Shares	41,233	1,543	25,240	1,001
Institutional Shares
Issued	81,014	721	—	—
Issued in Lieu of Cash Distributions	690	6	—	—
Redeemed	(300)	(3)	—	—
Net Increase (Decrease)-Institutional Shares	81,404	724	—	—
VIPER Shares
Issued	160,245	3,006	124,896	2,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(37,688)	(700)	(78,476)	(1,600)
Net Increase (Decrease)-VIPER Shares	122,557	2,306	46,420	900

1	Institutional Share results are for the period since inception, June 30, 2005.
2	Investor Share results are for the period since inception, January 30, 2004; Admiral Share results are for the period since inception, February 2, 2004; and VIPER Share results are for the period since inception, January 27, 2004.

60

Total Stock Market Index Fund

Fund Profile
As of December 31, 2005

Portfolio Characteristics

	Fund	Target Index[1]
Number of Stocks	3,776	3,995
Median Market Cap	$29.9B	$29.9B
Price/Earnings Ratio	18.5x	18.5x
Price/Book Ratio	2.8x	2.8x
Yield		1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Institutional Shares	1.7%
VIPER Shares	1.7%
Return on Equity	17.3%	17.3%
Earnings Growth Rate	13.3%	13.2%
Foreign Holdings	0.1%	0.0%
Turnover Rate	12%	—
Expense Ratio		—
Investor Shares	0.19%
Admiral Shares	0.09%
Institutional Shares	0.06%
VIPER Shares	0.07%
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)

	Fund	Target Index[1]
Consumer Discretionary	12%	12%
Consumer Staples	8	8
Energy	9	9
Financials	22	22
Health Care	13	13
Industrials	11	11
Information Technology	16	16
Materials	3	3
Telecommunication Services	3	3
Utilities	3	3

Volatility Measures

	Fund	Spliced Index[2]
R-Squared	1.00	1.00
Beta	1.00	1.00

Ten Largest Holdings3 (% of total net assets)

General Electric Co.	conglomerate	2.6%
ExxonMobil Corp.	energy and utilities	2.5
Microsoft Corp.	software	1.8
Citigroup, Inc.	banking	1.7
The Procter & Gamble Co.	consumer products manufacturers	1.4
Bank of America Corp.	banking	1.3
Johnson & Johnson	pharmaceuticals	1.2
Pfizer Inc.	pharmaceuticals	1.2
Altria Group, Inc.	consumer products manufacturers	1.1
Intel Corp.	electronics	1.1
Top Ten		15.9%

Investment Focus

1	MSCI US Broad Market Index.
2	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.
3	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.
See page 79 for a glossary of investment terms.

61

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1995–December 31, 2005
Initial Investment of $10,000

Cumulative Performance Legend

	Average Annual Total Returns Periods Ended December 31, 2005			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Total Stock Market Index Fund Investor Shares[1]	5.98%	1.97%	9.07%	$23,837

Spliced Total Stock Market Index[2]	6.08	2.07	9.13	23,964

Average Multi-Cap Core Fund[3]	6.59	1.40	8.63	22,886

	One Year	Five Years	Since Inception[4]	Final Value of a $100,000 Investment

Total Stock Market Index Fund Admiral Shares	6.09%	2.03%	1.47%	$107,767

Spliced Total Stock Market Index[2]	6.08	2.07	1.50	107,938

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.
3	Derived from data provided by Lipper Inc.
4	November 13, 2000.

62

Total Stock Market Index Fund

	One Year	Five Years	Since Inception[1]	Final Value of a $5,000,000 Investment

Total Stock Market Index Fund Institutional Shares	6.12%	2.08%	6.06%	$8,239,527

Spliced Total Stock Market Index[2]	6.08	2.07	5.99	8,190,485

	One Year	Since Inception[1]	Final Value of a $10,000 Investment

Total Stock Market Index Fund VIPER Shares
Net Asset Value	6.10%	2.48%	$11,193

Spliced Total Stock Market Index[2]	6.08	2.53	11,221

Cumulative Returns of VIPER Shares: May 24, 2001–December 31, 2005

	One Year	Cumulative Since Inception

Total Stock Market Index Fund VIPER
Shares Market Price	6.10%	11.92%

Total Stock Market Index Fund VIPER
Shares Net Asset Value	6.15	11.93

Spliced Total Stock Market Index[2]	6.08	12.21

Fiscal-Year Total Returns (%): December 31, 1995–December 31, 2005

1	Inception dates are: for Institutional Shares, July 7, 1997; for VIPER Shares, May 24, 2001.
2	Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.
Note: See Financial Highlights tables on pages 66 through 69 for dividend and capital gains information.

63

Total Stock Market Index Fund

The Statement of Net Assets—Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Statement of Operations

Year Ended December 31, 2005
($000)
Investment Income
Income
Dividends	1,072,847
Interest[1]	14,098
Security Lending	14,924
Total Income	1,101,869
Expenses
The Vanguard Group—Note B
Investment Advisory Services	424
Management and Administrative
Investor Shares	50,797
Admiral Shares	10,771
Institutional Shares	3,643
VIPER Shares	2,259
Marketing and Distribution
Investor Shares	6,173
Admiral Shares	2,033
Institutional Shares	2,438
VIPER Shares	1,025
Custodian Fees	344
Auditing Fees	23
Shareholders' Reports
Investor Shares	668
Admiral Shares	32
Institutional Shares	4
VIPER Shares	46
Trustees' Fees and Expenses	84
Total Expenses	80,764
Net Investment Income	1,021,105
Realized Net Gain (Loss)
Investment Securities Sold	866,409
Futures Contracts	17,593
Realized Net Gain (Loss)	884,002
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,921,999
Futures Contracts	(7,764)
Change in Unrealized Appreciation (Depreciation)	1,914,235
Net Increase (Decrease) in Net Assets Resulting from Operations	3,819,342

1 Interest income from an affiliated company of the fund was $13,198,000.

64

Total Stock Market Index Fund

Statement of Changes in Net Assets

Year Ended December 31,
2005 ($000)	2004 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,021,105	853,260
Realized Net Gain (Loss)	884,002	201,676
Change in Unrealized Appreciation (Depreciation)	1,914,235	5,103,061
Net Increase (Decrease) in Net Assets Resulting from Operations	3,819,342	6,157,997
Distributions
Net Investment Income
Investor Shares	(492,891)	(471,153)
Admiral Shares	(279,702)	(166,913)
Institutional Shares	(182,775)	(161,408)
VIPER Shares	(85,117)	(60,846)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
VIPER Shares	—	—
Total Distributions	(1,040,485)	(860,320)
Capital Share Transactions-Note F
Investor Shares	(3,262,694)	4,700,329
Admiral Shares	8,753,801	1,889,664
Institutional Shares	(996,643)	1,203,468
VIPER Shares	1,132,118	1,378,001
Net Increase (Decrease) from Capital Share Transactions	5,626,582	9,171,462
Total Increase (Decrease)	8,405,439	14,469,139
Net Assets
Beginning of Period	57,014,134	42,544,995
End of Period[1]	65,419,573	57,014,134

1 Including undistributed (overdistributed) net investment income of ($53,699,000) and ($34,319,000).

65

Total Stock Market Index Fund

Financial Highlights

Investor Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$28.77	$25.99	$20.07	$25.74	$29.26
Investment Operations
Net Investment Income	.466	.445[1]	.325	.295	.310
Net Realized and Unrealized Gain (Loss) on Investments	1.237	2.780	5.922	(5.672)	(3.533)
Total from Investment Operations	1.703	3.225	6.247	(5.377)	(3.223)
Distributions
Dividends from Net Investment Income	(.473)	(.445)	(.327)	(.293)	(.297)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.473)	(.445)	(.327)	(.293)	(.297)
Net Asset Value, End of Period	$30.00	$28.77	$25.99	$20.07	$25.74
Total Return[2]	5.98%	12.52%	31.35%	-20.96%	-10.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,785	$31,718	$24,059	$14,254	$15,781
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.70%[1]	1.49%	1.32%	1.11%
Portfolio Turnover Rate[3]	12%[4]	4%	2%	2%	3%

1	Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
4	Includes activity related to change in the fund’s target index.

66

Total Stock Market Index Fund

Admiral Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$28.77	$25.99	$20.07	$25.75	$29.26
Investment Operations
Net Investment Income	.495	.4681	.336	.296	.332
Net Realized and Unrealized Gain (Loss) on Investments	1.237	2.780	5.922	(5.672)	(3.533)
Total from Investment Operations	1.732	3.248	6.258	(5.376)	(3.201)
Distributions
Dividends from Net Investment Income	(.502)	(.468)	(.338)	(.304)	(.309)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.502)	(.468)	(.338)	(.304)	(.309)
Net Asset Value, End of Period	$30.00	$28.77	$25.99	$20.07	$25.75
Total Return	6.09%	12.61%	31.42%	-20.95%	-10.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,347	$10,856	$7,969	$4,069	$3,894
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.79%[1]	1.54%	1.39%	1.17%
Portfolio Turnover Rate[2]	12%[3]	4%	2%	2%	3%

1	Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3	Includes activity related to change in the fund’s target index.

67

Total Stock Market Index Fund

Institutional Shares

Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$28.77	$26.00	$20.07	$25.75	$29.27
Investment Operations
Net Investment Income	.504	.465[1]	.360	.311	.341
Net Realized and Unrealized Gain (Loss) on Investments	1.237	2.780	5.922	(5.672)	(3.533)
Total from Investment Operations	1.741	3.245	6.282	(5.361)	(3.192)
Distributions
Dividends from Net Investment Income	(.511)	(.475)	(.352)	(.319)	(.328)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.511)	(.475)	(.352)	(.319)	(.328)
Net Asset Value, End of Period	$30.00	$28.77	$26.00	$20.07	$25.75
Total Return	6.12%	12.60%	31.55%	-20.90%	-10.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,676	$10,181	$8,000	$4,466	$4,217
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.75%	1.82%[1]	1.62%	1.45%	1.23%
Portfolio Turnover Rate[2]	12%[3]	4%	2%	2%	3%

1	Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
3	Includes activity related to change in the fund’s target index.

68

Total Stock Market Index Fund

VIPER Shares

	Year Ended December 31,				May 24[1] to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$118.21	$106.81	$82.47	$105.80	$118.46
Investment Operations
Net Investment Income	2.053	1.8932	1.381	1.259	.843
Net Realized and Unrealized Gain (Loss) on Investments	5.070	11.409	24.341	(23.337)	(12.515)
Total from Investment Operations	7.123	13.302	25.722	(22.078)	(11.672)
Distributions
Dividends from Net Investment Income	(2.083)	(1.902)	(1.382)	(1.252)	(.988)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.083)	(1.902)	(1.382)	(1.252)	(.988)
Net Asset Value, End of Period	$123.25	$118.21	$106.81	$82.47	$105.80
Total Return	6.10%	12.57%	31.43%	-20.94%	-9.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,612	$4,259	$2,517	$1,290	$1,195
Ratio of Total Expenses to Average Net Assets	0.07%	0.13%	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.74%	1.79%[2]	1.54%	1.38%	1.26%[3]
Portfolio Turnover Rate[4]	12%[5]	4%	2%	2%	3%

1	Inception.
2	Net investment income per share and the ratio of net investment income to average net assets include $.259 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
5	Includes activity related to change in the fund’s target index. See accompanying Notes, which are an integral part of the Financial Statements.

69

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.     Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.     Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

70

Total Stock Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6.    Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2005, the fund had contributed capital of $7,609,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 7.61% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2005, the fund realized $1,638,859,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2005, the fund had $8,699,000 of ordinary income available for distribution. The fund had available realized losses of $1,772,911,000 to offset future net capital gains of $159,503,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, and $762,621,000 through December 31, 2013.

At December 31, 2005, net unrealized appreciation of investment securities for tax purposes was $10,616,543,000, consisting of unrealized gains of $14,772,649,000 on securities that had risen in value since their purchase and $4,156,106,000 in unrealized losses on securities that had fallen in value since their purchase.

71

Total Stock Market Index Fund

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,576	494,391	(5,976)

E-mini S&P 500 Index	274	17,191	(73)

S&P MidCap 400 Index	79	29,356	(369)

Russell 2000 Index	24	8,140	(131)

D.     During the year ended December 31, 2005, the fund purchased $14,687,304,000 of investment securities and sold $9,569,428,000 of investment securities, other than temporary cash investments.

E.     The market value of securities on loan to broker/dealers at December 31, 2005, was $594,160,000, for which the fund received cash collateral of $631,850,000.

F.     Capital share transactions for each class of shares were:

Year Ended December 31,
2005		2004
Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,781,034	271,046	8,192,514	308,437
Issued in Lieu of Cash Distributions	475,620	16,376	451,435	16,552
Redeemed	(11,519,348)	(397,028)	(3,943,620)	(148,108)
Net Increase (Decrease)-Investor Shares	(3,262,694)	(109,606)	4,700,329	176,881
Admiral Shares
Issued	10,856,280	373,688	3,063,178	114,860
Issued in Lieu of Cash Distributions	243,918	8,320	142,737	5,234
Redeemed	(2,346,397)	(81,096)	(1,316,251)	(49,313)
Net Increase (Decrease)-Admiral Shares	8,753,801	300,912	1,889,664	70,781
Institutional Shares
Issued	3,143,480	108,962	2,841,789	106,828
Issued in Lieu of Cash Distributions	158,269	5,452	140,066	5,142
Redeemed	(4,298,392)	(145,714)	(1,778,387)	(65,903)
Net Increase (Decrease)-Institutional Shares	(996,643)	(31,300)	1,203,468	46,067
VIPER Shares
Issued	1,168,417	9,801	1,444,442	13,064
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(36,299)	(300)	(66,441)	(600)
Net Increase (Decrease)-VIPER Shares	1,132,118	9,501	1,378,001	12,464

72

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Total Stock Market Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets appearing herein and the statement of net assets and the statement of net assets—investments summary appearing in the inserts to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Total Stock Market Index Fund, and Vanguard Large-Cap Index Fund (separate funds of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 9, 2006

73

Special 2005 tax information (unaudited) for U.S. Stock Index Funds
(Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2005, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed the following amounts of qualified dividend income to shareholders during the fiscal year:

Dividends Paid
Index Fund	($000)

Growth	82,023

Value	171,505

Large-Cap	4,988

Total Stock Market	1,040,486

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage

Growth	100.0%

Value	98.8

Large-Cap	97.7

Total Stock Market	95.7

74

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns
Periods Ended December 31, 2005

	One Year	Five Years	Ten Years
Growth Index Fund Investor Shares[1]
Returns Before Taxes	5.09%	-1.17%	8.52%
Returns After Taxes on Distributions	4.97	-1.39	8.07
Returns After Taxes on Distributions and Sale of Fund Shares	3.46	-1.09	7.31

Value Index Fund Investor Shares[1]
Returns Before Taxes	7.09%	2.62%	9.44%
Returns After Taxes on Distributions	6.68	1.88	7.92
Returns After Taxes on Distributions and Sale of Fund Shares	5.12	1.90	7.49

Large-Cap Index Fund Investor Shares[1]
Returns Before Taxes	6.12%	7.95%[2]	—
Returns After Taxes on Distributions	5.88	7.662	—
Returns After Taxes on Distributions and Sale of Fund Shares	4.28	6.772	—

Total Stock Market Index Fund Investor Shares[1]
Returns Before Taxes	5.98%	1.97%	9.07%
Returns After Taxes on Distributions	5.72	1.62	8.49
Returns After Taxes on Distributions and Sale of Fund Shares	4.21	1.52	7.71

1 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2 Since inception, January 30, 2004.

75

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

76

Six Months Ended December 31, 2005

Index Fund	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$1,066.98	$1.15
Admiral Shares	1,000.00	1,067.19	0.57
Institutional Shares	1,000.00	1,067.38	0.42
VIPER Shares	1,000.00	1,067.33	0.57
Value
Investor Shares	$1,000.00	$1,057.36	$1.09
Admiral Shares	1,000.00	1,057.88	0.57
Institutional Shares	1,000.00	1,057.57	0.41
VIPER Shares	1,000.00	1,057.46	0.57
Large-Cap Stock
Investor Shares	$1,000.00	$1,062.12	$1.04
Admiral Shares	1,000.00	1,062.39	0.62
Institutional Shares	1,000.00	1,062.78	0.42
VIPER Shares	1,000.00	1,062.98	0.36
Total Stock Market
Investor Shares	$1,000.00	$1,062.64	$0.99
Admiral Shares	1,000.00	1,063.21	0.47
Institutional Shares	1,000.00	1,063.39	0.31
VIPER Shares	1,000.00	1,063.35	0.36

1	The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: 0.22% for the Growth Index Fund Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares; 0.21% for the Value Index Fund Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for VIPER Shares; 0.19% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.06% for Institutional Shares, and 0.07% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

77

Six Months Ended December 31, 2005

Index Fund	Beginning Account Value 6/30/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
VIPER Shares	1,000.00	1,024.65	0.56
Value
Investor Shares	$1,000.00	$1,024.15	$1.07
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
VIPER Shares	1,000.00	1,024.65	0.56
Large-Cap Stock
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41
VIPER Shares	1,000.00	1,024.85	0.36
Total Stock Market
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.90	0.31
VIPER Shares	1,000.00	1,024.85	0.36

1	The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: 0.22% for the Growth Index Fund Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares; 0.21% for the Value Index Fund Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for VIPER Shares; 0.19% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.06% for Institutional Shares, and 0.07% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

78

Glossary

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

79

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (since January 2006), Vice President and Chief Information Officer (1997—2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

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Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
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with the offering of shares of any Vanguard
fund only if preceded or accompanied by	You can obtain a free copy of Vanguard's proxy voting
the fund's current prospectus.	guidelines by visiting our website, www.vanguard.com,
and searching for "proxy voting guidelines," or by calling
The funds or securities referred to herein that are	Vanguard at 800-662-2739. They are also available from
offered by The Vanguard Group and track an MSCI Index	the SEC's website, www.sec.gov. In addition, you may
are not sponsored, endorsed, or promoted by MSCI, and	obtain a free report on how your fund voted the proxies for
MSCI bears no liability with respect to any such funds or	securities it owned during the 12 months ended June 30.
securities. For such funds or securities, the prospectus or	To get the report, visit either www.vanguard.com or
the Statement of Additional Information contains a more	www.sec.gov.
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To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
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Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022006

Vanguard® U.S. Stock Index Funds
Large-Cap Index Fund

Statement of Net Assets
As of December 31, 2005

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

	Shares	Market Value• ($000)
Common Stocks (100.1%)
Consumer Discretionary (11.5%)
Home Depot, Inc.	73,875	2,990
Time Warner, Inc.	158,501	2,764
Lowe's Cos., Inc.	25,500	1,700
The Walt Disney Co.	69,181	1,658
Target Corp.	28,962	1,592
Viacom Inc. Class B	47,608	1,552
*eBay Inc.	34,987	1,513
McDonald's Corp.	43,080	1,453
*Comcast Corp. Class A	44,447	1,154
News Corp., Class A	65,258	1,015
Carnival Corp.	15,301	818
*Starbucks Corp.	26,354	791
*Comcast Corp. Special Class A	28,391	729
*Liberty Media Corp.	91,938	724
The McGraw-Hill Cos., Inc.	12,813	662
Best Buy Co., Inc.	14,389	626
Federated Department Stores, Inc.	9,194	610
Staples, Inc.	25,342	576
NIKE, Inc. Class B	6,377	553
Omnicom Group Inc.	6,322	538
*Kohl's Corp.	10,615	516
Gannett Co., Inc.	8,408	509
*Amazon.com, Inc.	10,587	499
Clear Channel Communications, Inc.	15,808	497
J.C. Penney Co., Inc. (Holding Co.)	8,778	488
Harley-Davidson, Inc.	9,440	486
Johnson Controls, Inc.	6,641	484
Starwood Hotels & Resorts Worldwide, Inc.	7,449	476
Ford Motor Co.	61,322	473
*Sears Holdings Corp.	3,995	462
Yum! Brands, Inc.	9,837	461
Harrah's Entertainment, Inc.	6,053	432
*Coach, Inc.	12,898	430
Marriott International, Inc. Class A	6,309	423
Fortune Brands, Inc.	4,994	390
TJX Cos., Inc.	16,110	374
The Gap, Inc.	21,061	372
*DIRECTV Group, Inc.	26,135	369
*Bed Bath & Beyond, Inc.	10,158	367
International Game Technology	11,819	364
D. R. Horton, Inc.	9,681	346
*Office Depot, Inc.	10,931	343
News Corp., Class B	19,429	323
*Apollo Group, Inc. Class A	5,301	320
Centex Corp.	4,403	315
^General Motors Corp.	15,515	301
Hilton Hotels Corp.	12,390	299
Pulte Homes, Inc.	7,545	297
*Sirius Satellite Radio, Inc.	43,069	289
*Chico's FAS, Inc.	6,231	274
Limited Brands, Inc.	11,808	264
Nordstrom, Inc.	7,050	264
*IAC/InterActiveCorp	9,306	263

1

	Shares	Market Value• ($000)
H & R Block, Inc.	10,728	263
Genuine Parts Co.	5,996	263
Lennar Corp. Class A	4,218	257
Black & Decker Corp.	2,828	246
Eastman Kodak Co.	9,771	229
Tribune Co.	7,502	227
Newell Rubbermaid, Inc.	9,482	225
*Univision Communications Inc.	7,621	224
*Expedia, Inc.	9,306	223
Wendy's International, Inc.	3,993	221
Mattel, Inc.	13,866	219
Harman International Industries, Inc.	2,237	219
*XM Satellite Radio Holdings, Inc.	7,678	209
KB HOME	2,837	206
*EchoStar Communications Corp. Class A	7,423	202
Darden Restaurants Inc.	5,097	198
Whirlpool Corp.	2,358	198
Abercrombie & Fitch Co.	3,015	196
Tiffany & Co.	4,914	188
*AutoZone Inc.	2,047	188
*Liberty Global Inc. Class A	8,229	185
Sherwin-Williams Co.	4,074	185
*Cablevision Systems NY Group Class A	7,794	183
Dollar General Corp.	9,351	178
Royal Caribbean Cruises, Ltd.	3,905	176
VF Corp.	3,085	171
*Liberty Global, Inc. Series C	8,039	170
*Getty Images, Inc.	1,859	166
Michaels Stores, Inc.	4,664	165
*Advance Auto Parts, Inc.	3,710	161
Knight Ridder	2,540	161
*Mohawk Industries, Inc.	1,811	158
*NTL Inc.	2,304	157
*MGM Mirage, Inc.	4,270	157
*NVR, Inc.	213	150
Washington Post Co. Class B	194	148
Leggett & Platt, Inc.	6,392	147
Circuit City Stores, Inc.	6,443	146
*Williams-Sonoma, Inc.	3,338	144
Ross Stores, Inc.	4,975	144
*Toll Brothers, Inc.	4,065	141
*Interpublic Group of Cos., Inc.	14,525	140
*Lamar Advertising Co. Class A	3,016	139
*AutoNation, Inc.	6,360	138
Station Casinos, Inc.	2,026	137
The Stanley Works	2,850	137
E.W. Scripps Co. Class A	2,811	135
Garmin Ltd.	2,014	134
*Discovery Holding Co. Class A	8,794	133
Liz Claiborne, Inc.	3,683	132
Foot Locker, Inc.	5,415	128
Brunswick Corp.	3,117	127
Family Dollar Stores, Inc.	5,107	127
PETsMART, Inc.	4,901	126
GTECH Holdings Corp.	3,928	125
New York Times Co. Class A	4,657	123
Jones Apparel Group, Inc.	3,996	123
ServiceMaster Co.	10,027	120
Polo Ralph Lauren Corp.	2,108	118
*Career Education Corp.	3,467	117
Brinker International, Inc.	3,012	116
Hasbro, Inc.	5,581	113
*Pixar, Inc.	2,045	108
American Eagle Outfitters, Inc.	4,659	107
Reebok International Ltd.	1,796	105
*CarMax, Inc.	3,604	100
Gentex Corp.	5,016	98
Outback Steakhouse, Inc.	2,325	97
*Wynn Resorts Ltd.	1,759	96
RadioShack Corp.	4,441	93
*Urban Outfitters, Inc.	3,360	85
*Dollar Tree Stores, Inc.	3,450	83
Belo Corp. Class A	3,397	73
Dex Media, Inc.	2,652	72
Meredith Corp.	1,344	70
*Weight Watchers International, Inc.	1,420	70
Dow Jones & Co., Inc.	1,916	68
Boyd Gaming Corp.	1,370	65
International Speedway Corp.	1,016	49
The McClatchy Co. Class A	688	41
*DreamWorks Animation SKG, Inc.	1,361	33

2

	Shares	Market Value• ($000)
Regal Entertainment Group Class A	1,344	26
Hearst-Argyle Television Inc.	884	21
Lear Corp.	73	2
Westwood One, Inc.	33	1
		48,833
Consumer Staples (9.0%)
The Procter & Gamble Co.	118,241	6,844
Altria Group, Inc.	71,430	5,337
Wal-Mart Stores, Inc.	85,998	4,025
PepsiCo, Inc.	57,470	3,395
The Coca-Cola Co.	73,913	2,979
Walgreen Co.	34,958	1,547
Anheuser-Busch Cos., Inc.	26,740	1,149
Kimberly-Clark Corp.	16,484	983
Colgate-Palmolive Co.	17,909	982
Costco Wholesale Corp.	16,582	820
CVS Corp.	27,985	739
Sysco Corp.	21,710	674
General Mills, Inc.	11,195	552
Sara Lee Corp.	26,961	510
Archer-Daniels-Midland Co.	20,412	503
Avon Products, Inc.	16,161	461
*The Kroger Co.	23,538	444
H.J. Heinz Co.	11,688	394
Kellogg Co.	9,032	390
Safeway, Inc.	15,382	364
ConAgra Foods, Inc.	17,771	360
Whole Foods Market, Inc.	4,598	356
Wm. Wrigley Jr. Co.	4,999	332
The Hershey Co.	5,977	330
The Clorox Co.	5,227	297
Reynolds American Inc.	3,089	294
Kraft Foods Inc.	8,946	252
Campbell Soup Co.	7,868	234
Albertson's, Inc.	10,802	231
UST, Inc.	5,615	229
Bunge Ltd.	3,829	217
*Dean Foods Co.	5,106	192
*Constellation Brands, Inc. Class A	6,811	179
Coca-Cola Enterprises, Inc.	8,932	171
Molson Coors Brewing Co. Class B	2,431	163
SuperValu Inc.	4,659	151
Estee Lauder Cos. Class A	4,408	148
The Pepsi Bottling Group, Inc.	4,968	142
Tyson Foods, Inc.	7,657	131
McCormick & Co., Inc.	4,087	126
Alberto-Culver Co. Class B	2,642	121
Carolina Group	2,647	116
*Energizer Holdings, Inc.	2,192	109
Brown-Forman Corp. Class B	1,369	95
*Smithfield Foods, Inc.	2,980	91
Hormel Foods Corp.	2,701	88
J.M. Smucker Co.	1,896	83
PepsiAmericas, Inc.	2,424	56
		38,386
Energy (9.5%)
ExxonMobil Corp.	216,993	12,188
Chevron Corp.	77,958	4,426
ConocoPhillips Co.	45,504	2,647
Schlumberger Ltd.	20,247	1,967
Burlington Resources, Inc.	13,117	1,131
Occidental Petroleum Corp.	13,788	1,101
Halliburton Co.	17,486	1,083
Valero Energy Corp.	19,950	1,029
Devon Energy Corp.	14,816	927
*Transocean Inc.	11,365	792
Apache Corp.	11,282	773
Marathon Oil Corp.	12,588	767
Anadarko Petroleum Corp.	7,790	738
Baker Hughes, Inc.	11,731	713
EOG Resources, Inc.	8,302	609
XTO Energy, Inc.	11,749	516
Williams Cos., Inc.	19,568	453
*Nabors Industries, Inc.	5,473	415
*Weatherford International Ltd.	11,316	410
BJ Services Co.	11,167	409
GlobalSantaFe Corp.	8,372	403
Chesapeake Energy Corp.	11,990	380
Peabody Energy Corp.	4,522	373
Sunoco, Inc.	4,727	370
*National Oilwell Varco Inc.	5,900	370

3

	Shares	Market Value• ($000)
Amerada Hess Corp.	2,893	367
Kinder Morgan, Inc.	3,718	342
Kerr-McGee Corp.	3,744	340
Noble Corp.	4,717	333
Murphy Oil Corp.	5,706	308
*Ultra Petroleum Corp.	5,247	293
El Paso Corp.	22,555	274
Smith International, Inc.	7,308	271
Pioneer Natural Resources Co.	4,922	252
Noble Energy, Inc.	5,992	241
ENSCO International, Inc.	5,256	233
*Newfield Exploration Co.	4,129	207
CONSOL Energy, Inc.	3,145	205
*Southwestern Energy Co.	5,573	200
*Grant Prideco, Inc.	4,391	194
Patterson-UTI Energy, Inc.	5,560	183
Arch Coal, Inc.	2,205	175
*Pride International, Inc.	5,373	165
*Cooper Cameron Corp.	3,788	157
Diamond Offshore Drilling, Inc.	2,238	156
Tesoro Petroleum Corp.	2,384	147
Rowan Cos., Inc.	3,751	134
*Cimarex Energy Co.	2,805	121
Pogo Producing Co.	2,069	103
		40,391
Financials (21.4%)
Citigroup, Inc.	177,880	8,633
Bank of America Corp.	138,718	6,402
American International Group, Inc.	75,902	5,179
JPMorgan Chase & Co.	120,911	4,799
Wells Fargo & Co.	58,161	3,654
Wachovia Corp.	54,287	2,870
Merrill Lynch & Co., Inc.	30,224	2,047
American Express Co.	38,473	1,980
Morgan Stanley	33,701	1,912
U.S. Bancorp	62,892	1,880
The Goldman Sachs Group, Inc.	13,665	1,745
Fannie Mae	33,309	1,626
Freddie Mac	23,707	1,549
Washington Mutual, Inc.	34,381	1,496
Prudential Financial, Inc.	17,578	1,287
MetLife, Inc.	26,043	1,276
The Allstate Corp.	21,419	1,158
MBNA Corp.	41,188	1,118
The St. Paul Travelers, Cos. Inc.	23,185	1,036
Lehman Brothers Holdings, Inc.	7,968	1,021
The Hartford Financial Services Group Inc.	10,349	889
SunTrust Banks, Inc.	11,903	866
Capital One Financial Corp.	10,006	865
*Berkshire Hathaway Inc. Class B	289	848
The Bank of New York Co., Inc.	26,516	845
AFLAC Inc.	17,289	802
SLM Corp.	14,396	793
BB&T Corp.	18,780	787
Progressive Corp. of Ohio	6,521	762
National City Corp.	21,935	736
Countrywide Financial Corp.	20,540	702
The Chubb Corp.	6,820	666
State Street Corp.	11,340	629
PNC Financial Services Group	10,011	619
Fifth Third Bancorp	16,358	617
Golden West Financial Corp.	9,016	595
ACE Ltd.	10,709	572
Simon Property Group, Inc. REIT	7,360	564
Charles Schwab Corp.	38,038	558
Marsh & McLennan Cos., Inc.	17,497	556
Moody's Corp.	8,790	540
Regions Financial Corp.	15,030	513
Franklin Resources Corp.	5,256	494
Mellon Financial Corp.	14,386	493
KeyCorp	14,035	462
The Principal Financial Group, Inc.	9,582	454
Genworth Financial Inc.	13,086	453
North Fork Bancorp, Inc.	16,371	448
The Chicago Mercantile Exchange	1,177	433
Legg Mason Inc.	3,605	431

4

	Shares	Market Value• ($000)
Equity Office Properties Trust REIT	14,202	431
Loews Corp.	4,531	430
Bear Stearns Co., Inc.	3,681	425
XL Capital Ltd. Class A	6,006	405
ProLogis REIT	8,397	392
Equity Residential REIT	9,837	385
Vornado Realty Trust REIT	4,359	364
General Growth Properties Inc. REIT	7,731	363
CIT Group Inc.	6,893	357
Aon Corp.	9,309	335
Comerica, Inc.	5,761	327
AmSouth Bancorp	12,127	318
Ameriprise Financial, Inc.	7,736	317
Lincoln National Corp.	5,941	315
Northern Trust Corp.	6,010	311
Archstone-Smith Trust REIT	7,234	303
T. Rowe Price Group Inc.	4,071	293
Marshall & Ilsley Corp.	6,754	291
Boston Properties, Inc. REIT	3,891	288
Ambac Financial Group, Inc.	3,675	283
MBIA, Inc.	4,662	280
Sovereign Bancorp, Inc.	12,364	267
*E*TRADE FINANCIAL Corp.	12,755	266
M & T Bank Corp.	2,416	263
Jefferson-Pilot Corp.	4,613	263
Zions Bancorp	3,389	256
SAFECO Corp.	4,344	245
Cincinnati Financial Corp.	5,402	241
Hudson City Bancorp, Inc.	19,439	236
*Ameritrade Holding Corp.	9,749	234
UnumProvident Corp.	10,270	234
Synovus Financial Corp.	8,611	233
Avalonbay Communities, Inc. REIT	2,578	230
Plum Creek Timber Co. Inc. REIT	6,274	226
Everest Re Group, Ltd.	2,223	223
Host Marriott Corp. REIT	11,517	218
Kimco Realty Corp. REIT	6,622	212
MGIC Investment Corp.	3,214	212
Fidelity National Financial, Inc.	5,587	206
Torchmark Corp.	3,589	200
Compass Bancshares Inc.	4,077	197
Public Storage, Inc. REIT	2,906	197
Popular, Inc.	9,077	192
W.R. Berkley Corp.	3,982	190
Commerce Bancorp, Inc.	5,362	185
Huntington Bancshares Inc.	7,561	180
Assurant, Inc.	4,014	175
Radian Group, Inc.	2,974	174
Developers Diversified Realty Corp. REIT	3,625	170
The St. Joe Co.	2,514	169
Duke Realty Corp. REIT	4,940	165
Mercantile Bankshares Corp.	2,800	158
Old Republic International Corp.	5,922	156
First Horizon National Corp.	4,028	155
White Mountains Insurance Group Inc.	262	146
AMB Property Corp. REIT	2,972	146
Janus Capital Group Inc.	7,655	143
UnionBanCal Corp.	2,045	141
American Capital Strategies, Ltd.	3,854	140
The Macerich Co. REIT	2,068	139
Associated Banc-Corp	4,243	138
iStar Financial Inc. REIT	3,870	138
New York Community Bancorp, Inc.	8,256	136
^Allied Capital Corp.	4,605	135
Leucadia National Corp.	2,800	133
Liberty Property Trust REIT	3,027	130
PartnerRe Ltd.	1,954	128
*AmeriCredit Corp.	4,983	128
Regency Centers Corp. REIT	2,164	128
A.G. Edwards & Sons, Inc.	2,720	127
The PMI Group Inc.	3,101	127
First American Corp.	2,768	125
Apartment Investment & Management Co. Class A REIT	3,274	124
Brown & Brown, Inc.	4,057	124
Axis Capital Holdings Ltd.	3,835	120
Health Care Properties Investors REIT	4,645	119
TCF Financial Corp.	4,150	113

5

	Shares	Market Value• ($000)
Nuveen Investments, Inc. Class A	2,613	111
Weingarten Realty Investors REIT	2,941	111
Federated Investors, Inc.	2,890	107
Commerce Bancshares, Inc.	2,005	105
Independence Community Bank Corp.	2,611	104
Eaton Vance Corp.	3,776	103
City National Corp.	1,418	103
RenaissanceRe Holdings Ltd.	2,288	101
Protective Life Corp.	2,260	99
Arthur J. Gallagher & Co.	3,176	98
Astoria Financial Corp.	3,334	98
Fulton Financial Corp.	5,469	96
*Markel Corp.	298	94
Hospitality Properties Trust REIT	2,306	92
Valley National Bancorp	3,585	86
Nationwide Financial Services, Inc.	1,924	85
Investors Financial Services Corp.	2,260	83
Forest City Enterprise Class A	2,124	81
New Plan Excel Realty Trust REIT	3,473	81
SEI Investments Co.	2,173	80
Mercury General Corp.	1,359	79
TD Banknorth, Inc.	2,687	78
Unitrin, Inc.	1,629	73
CapitalSource Inc.	2,752	62
Transatlantic Holdings, Inc.	911	61
People's Bank	1,854	58
BlackRock, Inc.	506	55
Erie Indemnity Co. Class A	1,016	54
BOK Financial Corp.	794	36
Student Loan Corp.	138	29
Fidelity National Title Group, Inc. Class A	925	23
		91,355
Health Care (13.2%)
Johnson & Johnson	102,370	6,152
Pfizer Inc.	253,622	5,914
*Amgen, Inc.	42,534	3,354
UnitedHealth Group Inc.	46,782	2,907
Merck & Co., Inc.	75,626	2,406
Medtronic, Inc.	41,693	2,400
Wyeth	46,189	2,128
Abbott Laboratories	53,533	2,111
Eli Lilly & Co.	35,149	1,989
*WellPoint Inc.	22,770	1,817
Bristol-Myers Squibb Co.	67,346	1,548
*Genentech, Inc.	16,500	1,526
Schering-Plough Corp.	50,701	1,057
Cardinal Health, Inc.	14,708	1,011
Aetna Inc.	9,946	938
*Gilead Sciences, Inc.	15,676	825
Baxter International, Inc.	21,473	808
*Caremark Rx, Inc.	15,299	792
Guidant Corp.	11,365	736
HCA Inc.	13,160	665
*St. Jude Medical, Inc.	12,502	628
*Genzyme Corp.	8,808	623
*Medco Health Solutions, Inc.	10,498	586
*Zimmer Holdings, Inc.	8,555	577
*Biogen Idec Inc.	11,634	527
McKesson Corp.	10,070	520
*Boston Scientific Corp.	21,068	516
Becton, Dickinson & Co.	8,554	514
CIGNA Corp.	4,431	495
Allergan, Inc.	4,533	489
*Forest Laboratories, Inc.	11,654	474
Stryker Corp.	9,038	402
*Celgene Corp.	5,780	375
*Express Scripts Inc.	4,315	362
*Coventry Health Care Inc.	5,534	315
Quest Diagnostics, Inc.	5,928	305
Biomet, Inc.	8,102	296
AmerisourceBergen Corp.	7,148	296
*MedImmune Inc.	8,416	295
*Humana Inc.	5,290	287
*Fisher Scientific International Inc.	4,249	263
*Laboratory Corp. of America Holdings	4,620	249
C.R. Bard, Inc.	3,674	242
6

	Shares	Market Value• ($000)
Omnicare, Inc.	4,091	234
*Varian Medical Systems, Inc.	4,558	229
*Hospira, Inc.	5,268	225
*IVAX Corp.	6,881	216
*Health Net Inc.	3,895	201
*Barr Pharmaceuticals Inc.	3,188	199
IMS Health, Inc.	7,808	195
Health Management Associates Class A	8,497	187
*Sepracor Inc.	3,610	186
Applera Corp.-Applied Biosystems Group	6,882	183
*Chiron Corp.	4,053	180
*DaVita, Inc.	3,458	175
*Thermo Electron Corp.	5,636	170
Mylan Laboratories, Inc.	7,558	151
*Waters Corp.	3,966	150
*Lincare Holdings, Inc.	3,437	144
*King Pharmaceuticals, Inc.	8,344	141
DENTSPLY International Inc.	2,583	139
*Henry Schein, Inc.	3,017	132
*Cephalon, Inc.	2,024	131
Bausch & Lomb, Inc.	1,893	129
*Amylin Pharmaceuticals, Inc.	3,172	127
*Invitrogen Corp.	1,882	125
*Tenet Healthcare Corp.	16,166	124
*Patterson Cos	3,589	120
*Millipore Corp.	1,807	119
*Community Health Systems, Inc.	3,106	119
Beckman Coulter, Inc.	2,087	119
*Triad Hospitals, Inc.	2,931	115
Manor Care, Inc.	2,854	114
*Watson Pharmaceuticals, Inc.	3,395	110
*Millennium Pharmaceuticals, Inc.	10,675	104
*Endo Pharmaceuticals Holdings, Inc.	3,369	102
Hillenbrand Industries, Inc.	1,890	93
Universal Health Services Class B	1,788	84
*Emdeon Corp.	9,412	80
*ImClone Systems, Inc.	2,266	78
*American Pharmaceuticals Partners, Inc.	719	28
*Kinetic Concepts, Inc.	76	3
		56,181
Industrials (10.4%)
General Electric Co.	364,741	12,784
Tyco International Ltd.	69,717	2,012
United Technologies Corp.	35,286	1,973
3M Co.	25,020	1,939
The Boeing Co.	25,508	1,792
United Parcel Service, Inc.	21,832	1,641
Caterpillar, Inc.	23,291	1,345
Emerson Electric Co.	14,240	1,064
Honeywell International Inc.	27,934	1,041
FedEx Corp.	9,956	1,029
Burlington Northern Santa Fe Corp.	12,869	911
Lockheed Martin Corp.	12,955	824
Illinois Tool Works, Inc.	8,414	740
Union Pacific Corp.	8,623	694
General Dynamics Corp.	5,914	674
Northrop Grumman Corp.	11,102	667
Norfolk Southern Corp.	13,934	625
Cendant Corp.	36,088	622
Raytheon Co.	15,504	622
Waste Management, Inc.	19,261	585
Deere & Co.	8,286	564
Danaher Corp.	8,539	476
Ingersoll-Rand Co.	11,542	466
Masco Corp.	14,786	446
Southwest Airlines Co.	24,243	398
PACCAR, Inc.	5,609	388
CSX Corp.	7,466	379
Rockwell Automation, Inc.	6,277	371
Pitney Bowes, Inc.	7,870	332
Textron, Inc.	4,191	323
Eaton Corp.	4,795	322
ITT Industries, Inc.	3,070	316
L-3 Communications Holdings, Inc.	3,931	292
Dover Corp.	6,963	282
Rockwell Collins, Inc.	5,939	276
Parker Hannifin Corp.	4,164	275

7

	Shares	Market Value• ($000)
Expeditors International of Washington, Inc.	3,645	246
American Standard Cos., Inc.	6,145	245
R.R. Donnelley & Sons Co.	7,078	242
Precision Castparts Corp.	4,555	236
Cooper Industries, Inc. Class A	3,180	232
Fluor Corp.	2,967	229
Robert Half International, Inc.	5,473	207
C.H. Robinson Worldwide Inc.	5,530	205
Cintas Corp.	4,953	204
W.W. Grainger, Inc.	2,621	186
Republic Services, Inc. Class A	4,821	181
Avery Dennison Corp.	3,258	180
Fastenal Co.	4,456	175
Equifax, Inc.	4,474	170
Goodrich Corp.	3,932	162
*The Dun & Bradstreet Corp.	2,367	158
*Monster Worldwide Inc.	3,789	155
*ChoicePoint Inc.	3,179	141
Manpower Inc.	3,027	141
Cummins Inc.	1,481	133
American Power Conversion Corp.	5,936	131
*Jacobs Engineering Group Inc.	1,859	126
Pall Corp.	4,351	117
Aramark Corp. Class B	4,160	116
SPX Corp.	2,495	114
Pentair, Inc.	3,270	113
*Alliant Techsystems, Inc.	1,248	95
J.B. Hunt Transport Services, Inc.	4,117	93
Hubbell Inc. Class B	1,736	78
*JetBlue Airways Corp.	4,812	74
*Allied Waste Industries, Inc.	7,970	70
		44,445
Information Technology (15.9%)
Microsoft Corp.	331,721	8,675
Intel Corp.	209,663	5,233
International Business Machines Corp.	54,932	4,515
*Cisco Systems, Inc.	219,873	3,764
Hewlett-Packard Co.	99,303	2,843
*Google Inc.	6,575	2,728
QUALCOMM Inc.	56,149	2,419
*Dell Inc.	78,399	2,351
*Apple Computer, Inc.	28,631	2,058
Motorola, Inc.	84,974	1,920
Texas Instruments, Inc.	55,864	1,792
*Yahoo! Inc.	43,699	1,712
*Oracle Corp.	133,315	1,628
First Data Corp.	26,548	1,142
*EMC Corp.	82,966	1,130
Applied Materials, Inc.	55,832	1,002
*Corning, Inc.	50,518	993
Automatic Data Processing, Inc.	19,918	914
Adobe Systems, Inc.	20,762	767
*Symantec Corp.	41,224	721
*Electronic Arts Inc.	10,456	547
*Sun Microsystems, Inc.	117,232	491
*Xerox Corp.	33,013	484
Accenture Ltd.	16,704	482
Analog Devices, Inc.	12,823	460
*Broadcom Corp.	9,724	458
Computer Associates International, Inc.	16,114	454
Paychex, Inc.	11,699	446
*Agilent Technologies, Inc.	13,376	445
Electronic Data Systems Corp.	17,751	427
*Advanced Micro Devices, Inc.	13,654	418
*Marvell Technology Group Ltd.	7,298	409
Maxim Integrated Products, Inc.	11,285	409
*Lucent Technologies, Inc.	152,918	407
*SanDisk Corp.	6,257	393
Linear Technology Corp.	10,502	379
*Juniper Networks, Inc.	16,346	365
Autodesk, Inc.	7,890	339
KLA-Tencor Corp.	6,736	332
*Computer Sciences Corp.	6,408	325
*Network Appliance, Inc.	11,990	324
*Intuit, Inc.	5,959	318
National Semiconductor Corp.	11,810	307
Xilinx, Inc.	11,934	301
*Micron Technology, Inc.	21,039	280
*Fiserv, Inc.	6,426	278

8

	Shares	Market Value• ($000)
Seagate Technology	13,039	261
*Affiliated Computer Services, Inc. Class A	4,103	243
*Cognizant Technology Solutions Corp.	4,747	239
*Altera Corp.	12,777	237
*Freescale Semiconductor, Inc. Class B	9,201	232
Microchip Technology, Inc.	7,144	230
Scientific-Atlanta, Inc.	5,289	228
*Jabil Circuit, Inc.	5,878	218
*NCR Corp.	6,326	215
*Flextronics International Ltd.	19,599	205
*NVIDIA Corp.	5,525	202
*VeriSign, Inc.	9,095	199
Harris Corp.	4,620	199
*Comverse Technology, Inc.	6,929	184
*Lexmark International, Inc.	4,093	183
Siebel Systems, Inc.	17,087	181
*Citrix Systems, Inc.	5,841	168
*LAM Research Corp.	4,635	165
*Cadence Design Systems, Inc.	9,583	162
*Tellabs, Inc.	14,576	159
*Avaya Inc.	14,747	157
*Red Hat, Inc.	5,699	155
*BMC Software, Inc.	7,543	155
*McAfee Inc.	5,598	152
*Iron Mountain, Inc.	3,443	145
*MEMC Electronic Materials, Inc.	6,089	135
Amphenol Corp.	3,000	133
*DST Systems, Inc.	2,199	132
Intersil Corp.	5,234	130
*Activision, Inc.	9,354	129
*Arrow Electronics, Inc.	4,003	128
CDW Corp.	2,208	127
*CheckFree Corp.	2,699	124
*Ceridian Corp.	4,945	123
*NAVTEQ Corp.	2,798	123
*Solectron Corp.	33,340	122
*JDS Uniphase Corp.	51,543	122
*Compuware Corp.	13,347	120
*BEA Systems, Inc.	12,577	118
*Novell, Inc.	13,093	116
*Freescale Semiconductor, Inc. Class A	4,579	115
*Novellus Systems, Inc.	4,665	113
Symbol Technologies, Inc.	8,425	108
*LSI Logic Corp.	13,445	108
Sabre Holdings Corp.	4,403	106
*Zebra Technologies Corp. Class A	2,345	100
Fair Isaac, Inc.	2,252	99
*QLogic Corp.	3,039	99
*Teradyne, Inc.	6,755	98
*Synopsys, Inc.	4,830	97
*Ingram Micro, Inc. Class A	4,717	94
Diebold, Inc.	2,432	92
*Alliance Data Systems Corp.	2,444	87
Tektronix, Inc.	2,888	81
*Mercury Interactive Corp.	2,929	81
*Vishay Intertechnology, Inc.	5,776	79
*Agere Systems Inc.	6,141	79
*Sanmina-SCI Corp.	17,542	75
Molex, Inc. Class A	2,929	72
*International Rectifier Corp.	2,162	69
*Fairchild Semiconductor International, Inc.	4,041	68
*Unisys Corp.	11,401	66
National Instruments Corp.	1,863	60
Molex, Inc.	2,164	56
*Hewitt Associates, Inc.	1,636	46
AVX Corp.	2,068	30
Total System Services, Inc.	1,276	25
		67,544
Materials (2.9%)
E.I. du Pont de Nemours & Co.	34,278	1,457
Dow Chemical Co.	33,211	1,455
Alcoa Inc.	30,017	888
Newmont Mining Corp. (Holding Co.)	15,480	827
Monsanto Co.	9,238	716
Praxair, Inc.	11,128	589
Weyerhaeuser Co.	8,388	556
International Paper Co.	15,985	537
Phelps Dodge Corp.	3,363	484

9

	Shares	Market Value• ($000)
Air Products & Chemicals, Inc.	7,601	450
Nucor Corp.	5,349	357
PPG Industries, Inc.	5,840	338
Freeport-McMoRan Copper & Gold, Inc. Class B	6,148	331
Rohm & Haas Co.	5,014	243
Vulcan Materials Co.	3,578	242
Ecolab, Inc.	6,529	237
United States Steel Corp.	3,875	186
Lyondell Chemical Co.	7,541	180
MeadWestvaco Corp.	6,368	178
Temple-Inland Inc.	3,681	165
*Sealed Air Corp.	2,803	157
Sigma-Aldrich Corp.	2,287	145
Eastman Chemical Co.	2,761	142
Ball Corp.	3,565	142
Ashland, Inc.	2,344	136
Engelhard Corp.	4,081	123
*Smurfit-Stone Container Corp.	8,605	122
*Pactiv Corp.	5,185	114
*Owens-Illinois, Inc.	5,326	112
Chemtura Corp.	8,078	103
Sonoco Products Co.	3,297	97
Bemis Co., Inc.	3,469	97
International Flavors & Fragrances, Inc.	2,672	89
Valspar Corp.	3,405	84
*The Mosaic Co.	4,620	68
Packaging Corp. of America	2,828	65
Lafarge North America Inc.	1,148	63
*Huntsman Corp.	78	1
		12,276
Telecommunication Services (3.0%)
AT&T Inc.	134,465	3,293
Verizon Communications Inc.	95,172	2,867
Sprint Nextel Corp.	96,612	2,257
BellSouth Corp.	63,126	1,711
Alltel Corp.	11,903	751
*American Tower Corp. Class A	13,793	374
*Qwest Communications International Inc.	53,369	302
*NII Holdings Inc.	4,675	204
*Crown Castle International Corp.	7,394	199
MCI Inc.	8,440	167
*Telewest Global, Inc.	6,823	163
Citizens Communications Co.	11,836	145
*Nextel Partners, Inc.	5,156	144
CenturyTel, Inc.	4,239	141
Telephone & Data Systems, Inc.	2,236	81
PanAmSat Holding Corp.	1,853	45
Telephone & Data Systems, Inc. - Special Common Shares	1,236	43
*U.S. Cellular Corp.	624	31
		12,918
Utilities (3.3%)
Exelon Corp.	23,081	1,227
Dominion Resources, Inc.	11,786	910
Southern Co.	25,742	889
Duke Energy Corp.	31,843	874
TXU Corp.	15,722	789
FirstEnergy Corp.	11,362	557
FPL Group, Inc.	12,834	533
Public Service Enterprise Group, Inc.	8,198	533
American Electric Power Co., Inc.	13,174	489
Entergy Corp.	7,108	488
PG&E Corp.	12,961	481
Edison International	10,644	464
Consolidated Edison Inc.	8,372	388
PPL Corp.	12,987	382
Progress Energy, Inc.	8,156	358
Ameren Corp.	6,978	358
Sempra Energy	7,906	355
Constellation Energy Group, Inc.	6,134	353
*AES Corp.	21,210	336
Cinergy Corp.	6,467	275
DTE Energy Co.	6,007	259
Xcel Energy, Inc.	13,759	254
Questar Corp.	2,906	220
KeySpan Corp.	5,961	213
NiSource, Inc.	9,365	195
*Allegheny Energy, Inc.	5,567	176
Wisconsin Energy Corp.	3,990	156

10

	Shares	Market Value• ($000)
SCANA Corp.	3,782	149
Pepco Holdings, Inc.	6,579	147
Equitable Resources, Inc.	3,952	145
*NRG Energy, Inc.	3,064	144
Pinnacle West Capital Corp.	3,371	139
CenterPoint Energy Inc.	9,585	123
TECO Energy, Inc.	7,122	122
MDU Resources Group, Inc.	3,725	122
Energy East Corp.	5,128	117
DPL Inc.	4,434	115
Alliant Energy Corp.	3,993	112
*Reliant Energy, Inc.	10,379	107
NSTAR	3,636	104
		14,158
Total Common Stocks (Cost $409,710)		426,487
Temporary Cash Investments (0.3%)
[1] Vanguard Market Liquidity Fund, 4.274%	1,144,181	1,144
[1] Vanguard Market Liquidity Fund, 4.274%—Note E	310,000	310
Total Temporary Cash Investments (Cost $1,454)		1,454
Total Investments (100.4%) (Cost $411,164)		427,941
Other Assets and Liabilities (-0.4%)
Other Assets—Note B		1,558
Liabilities—Note E		(3,293)
		(1,735)
Net Assets (100%)		426,206

At December 31, 2005, net assets consisted of:2

Amount ($000)

Paid-in Capital	409,587

Overdistributed Net Investment Income	(23)

Accumulated Net Realized Losses	(135)

Unrealized Appreciation	16,777

Net Assets	426,206

Investor Shares-Net Assets

Applicable to 4,199,698 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	93,993

Net Asset Value Per Share-
Investor Shares	$22.38

Admiral Shares-Net Assets

Applicable to 2,543,530 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	71,172

Net Asset Value Per Share-
Admiral Shares	$27.98

Institutional Shares-Net Assets

Applicable to 724,505 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	83,419

Net Asset Value Per Share-
Institutional Shares	$115.14

VIPER Shares-Net Assets

Applicable to 3,206,287 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	177,622

Net Asset Value Per Share-
VIPER Shares	$55.40

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT-Real Estate Investment Trust.

11

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F03070 022006

Vanguard® U.S. Stock Index Funds
Total Stock Market Fund

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Statement of Net Assets—Investments Summary
As of December 31, 2005

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category. The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

	Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Consumer Discretionary
Home Depot, Inc.	9,767,690	395,396	0.6%
Time Warner, Inc.	20,965,876	365,645	0.5%
† Other—Consumer Discretionary		6,987,892	10.7%
		7,748,933	11.8%
Consumer Staples
The Procter & Gamble Co.	15,632,462	904,807	1.4%
Altria Group, Inc.	9,444,367	705,683	1.1%
Wal-Mart Stores, Inc.	11,365,938	531,926	0.8%
PepsiCo, Inc.	7,599,033	448,951	0.7%
The Coca-Cola Co.	9,775,031	394,032	0.6%
† Other—Consumer Staples		2,293,078	3.5%
		5,278,477	8.1%
Energy
ExxonMobil Corp.	28,691,416	1,611,597	2.5%
Chevron Corp.	10,312,575	585,445	0.9%
ConocoPhillips Co.	6,018,321	350,146	0.5%
Schlumberger Ltd.	2,677,021	260,073	0.4%
† Other—Energy		3,068,358	4.7%
		5,875,619	9.0%
Financials
Citigroup, Inc.	23,526,346	1,141,734	1.8%
Bank of America Corp.	18,355,413	847,102	1.3%

1

	Shares	Market Value• ($000)	Percentage of Net Assets
American International Group, Inc.	10,038,373	684,918	1.0%
JPMorgan Chase & Co.	15,985,604	634,469	1.0%
Wells Fargo & Co.	7,681,837	482,650	0.7%
Wachovia Corp.	7,178,366	379,448	0.6%
Merrill Lynch & Co., Inc.	3,993,269	270,464	0.4%
American Express Co.	5,083,322	261,588	0.4%
Morgan Stanley	4,448,910	252,431	0.4%
U.S. Bancorp	8,317,360	248,606	0.4%
MBNA Corp.	5,438,621	147,659	0.2%
Student Loan Corp.	18,457	3,862	0.0%
† Other—Financials		8,628,674	13.2%
		13,983,605	21.4%
Health Care
Johnson & Johnson	13,535,639	813,492	1.2%
Pfizer Inc.	33,539,696	782,146	1.2%
* Amgen, Inc.	5,613,016	442,642	0.7%
UnitedHealth Group Inc.	6,188,530	384,555	0.6%
Merck & Co., Inc.	9,992,059	317,847	0.5%
Medtronic, Inc.	5,511,611	317,303	0.5%
Wyeth	6,103,991	281,211	0.4%
Abbott Laboratories	7,073,589	278,912	0.4%
Eli Lilly & Co.	4,644,811	262,850	0.4%
* WellPoint Inc.	2,995,373	239,001	0.4%
† Other—Health Care		4,377,800	6.7%
		8,497,759	13.0%
Industrials
General Electric Co.	48,238,948	1,690,775	2.6%
Tyco International Ltd.	9,210,679	265,820	0.4%
United Technologies Corp.	4,663,603	260,742	0.4%
3M Co.	3,307,884	256,361	0.4%
The Boeing Co.	3,379,351	237,366	0.4%
† Other—Industrials		4,439,984	6.7%
		7,151,048	10.9%
InformationTechnology
Microsoft Corp.	43,863,153	1,147,021	1.7%
Intel Corp.	27,724,775	692,010	1.0%
International Business Machines Corp.	7,261,848	596,924	0.9%
* Cisco Systems, Inc.	29,070,914	497,694	0.8%
Hewlett-Packard Co.	13,135,591	376,072	0.6%
* Google Inc.	868,924	360,482	0.5%
QUALCOMM Inc.	7,415,143	319,444	0.5%
* Dell Inc.	10,365,675	310,867	0.5%
* Apple Computer, Inc.	3,776,652	271,504	0.4%
Motorola, Inc.	11,236,276	253,827	0.4%
Texas Instruments, Inc.	7,387,427	236,915	0.4%
† Other—Information Technology		5,201,828	8.0%
		10,264,588	15.7%
Materials		2,063,244	3.2%

2

	Shares	Market Value• ($000)	Percentage of Net Assets
Telecommunication Services
AT&T Inc.	17,782,395	435,491	0.7%
Verizon Communications Inc.	12,584,340	379,040	0.6%
Sprint Nextel Corp.	12,781,638	298,579	0.4%
† Other—Telecommunication Services		689,432	1.0%
		1,802,542	2.7%
Utilities		2,217,650	3.4%

Total Common Stocks (Cost $54,266,927)		64,883,465	99.2%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 4.274%	626,296,694	626,297	0.9%
[2] Vanguard Market Liquidity Fund, 4.274%—Note E	631,849,773	631,850	1.0%
		1,258,147	1.9%[1]
	Face Amount ($000)
U.S. Agency Obligation

[3] Federal National Mortgage Assn [4] 3.969%, 1/11/06	30,000	29,972	0.0%

Total Temporary Cash Investments
(Cost $1,288,114)		1,288,119	1.9%[1]

Total Investments (Cost $55,555,041)		66,171,584	101.1%

Other Assets and Liabilities
Other Assets—Note B		565,125	0.9%

Liabilities—Note E		(1,317,136)	(2.0%)

		(752,011)	(1.1%)

Net Assets (100%)		65,419,573	100.0%

3

At December 31, 2005, net assets consisted of:5

Amount ($000)
Paid-in Capital	56,633,358
Overdistributed Net Investment Income	(53,699)
Accumulated Net Realized Losses	(1,770,080)
Unrealized Appreciation (Depreciation)
Investment Securities	10,616,543
Futures Contracts	(6,549)
Net Assets	65,419,573

Investor Shares-Net Assets
Applicable to 992,906,334 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,784,951
Net Asset Value Per Share-Investor Shares	$30.00

Admiral Shares-Net Assets
Applicable to 678,255,187 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,346,701
Net Asset Value Per Share-Admiral Shares	$30.00

Institutional Shares-Net Assets
Applicable to 322,507,329 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,676,072
Net Asset Value Per Share-Institutional Shares	$30.00
VIPER Shares-Net Assets
Applicable to 45,532,779 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,611,849
Net Asset Value Per Share-VIPER Shares	$123.25

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
†	Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets. See Note C in Notes to Financial Statements.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4	Securities with a value of $29,972,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F850 022006

4

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2005: $217,000
Fiscal Year Ended December 31, 2004: $190,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2005: $2,152,740
Fiscal Year Ended December 31, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2005: $382,200
Fiscal Year Ended December 31, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2005: $0
Fiscal Year Ended December 31, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2005: $98,400
Fiscal Year Ended December 31, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants. The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s Audit Committee members are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: SEE BELOW.

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)
Common Stocks (99.8%)[1]

Consumer Discretionary (15.5%)
BorgWarner, Inc.	357,555	21,679
*O'Reilly Automotive, Inc.	671,490	21,494
^ Beazer Homes USA, Inc.	263,367	19,184
Ryland Group, Inc.	252,066	18,182
*The Cheesecake Factory Inc.	470,733	17,601
*^ The Goodyear Tire & Rubber Co.	1,002,085	17,416
*ITT Educational Services, Inc.	292,320	17,279
Barnes & Noble, Inc.	377,595	16,112
*AnnTaylor Stores Corp.	460,501	15,897
Claire's Stores, Inc.	535,123	15,636
Service Corp. International	1,884,949	15,419
Standard Pacific Corp.	407,396	14,992
*Laureate Education Inc.	282,721	14,846
*Penn National Gaming, Inc.	448,421	14,775
*La Quinta Corp. REIT	1,276,093	14,216
Snap-On Inc.	365,379	13,724
*Education Management Corp.	399,523	13,388
^ Polaris Industries, Inc.	266,581	13,382
MDC Holdings, Inc.	210,130	13,024
SCP Pool Corp.	333,434	12,410
*R.H. Donnelley Corp.	200,598	12,361
*Panera Bread Co.	186,935	12,278
*Saks Inc.	706,862	11,918
*Pacific Sunwear of California, Inc.	474,462	11,824
OfficeMax, Inc.	447,023	11,337
Applebee's International, Inc.	499,747	11,289
*Timberland Co.	346,341	11,273
*Sonic Corp.	378,433	11,164
*Tractor Supply Co.	210,044	11,120
Regis Corp.	284,175	10,961
*Scientific Games Corp.	396,408	10,814
*Payless ShoeSource, Inc.	426,273	10,699
Dillard's Inc.	425,848	10,570
*Gaylord Entertainment Co.	241,402	10,523
CBRL Group, Inc.	295,591	10,390
*Quiksilver, Inc.	749,659	10,375
Ruby Tuesday, Inc.	400,021	10,357
*Hovnanian Enterprises Inc. Class A	208,020	10,326
*Charming Shoppes, Inc.	757,747	10,002
Borders Group, Inc.	444,364	9,629
Maytag Corp.	505,073	9,505
Choice Hotel International, Inc.	227,427	9,497
*Tommy Hilfiger Corp.	580,126	9,421
Thor Industries, Inc.	232,658	9,323
*Meritage Corp.	146,704	9,231
*Aeropostale, Inc.	350,520	9,219

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Valassis Communications, Inc.	315,489	9,171
*^ Jarden Corp.	303,624	9,154
Harte-Hanks, Inc.	346,337	9,140
*Men's Wearhouse, Inc.	308,558	9,084
Reader's Digest Association, Inc.	595,548	9,064
John Wiley & Sons Class A	230,632	9,004
Lee Enterprises, Inc.	242,501	8,951
*Rent-A-Center, Inc.	472,809	8,917
American Greetings Corp. Class A	397,829	8,740
*Big Lots Inc.	718,377	8,628
Strayer Education, Inc.	90,826	8,510
*P.F. Chang's China Bistro, Inc.	166,196	8,248
*Guitar Center, Inc.	164,063	8,205
Wolverine World Wide, Inc.	364,000	8,175
*Zale Corp.	323,627	8,139
*Marvel Entertainment, Inc.	490,867	8,040
*Carter's, Inc.	136,461	8,031
*Jack in the Box Inc.	224,471	7,841
*^ Netflix.com, Inc.	288,146	7,797
Ethan Allen Interiors, Inc.	213,272	7,791
*The Warnaco Group, Inc.	287,709	7,688
Tupperware Corp.	340,646	7,630
*Linens 'n Things, Inc.	286,354	7,617
*^ Dick's Sporting Goods, Inc.	228,757	7,604
Arbitron Inc.	199,398	7,573
*DeVry, Inc.	378,610	7,572
*CEC Entertainment Inc.	221,746	7,548
Phillips-Van Heusen Corp.	232,580	7,536
Orient-Express Hotel Ltd.	236,627	7,459
Catalina Marketing Corp.	294,124	7,456
Matthews International Corp.	202,102	7,359
The Yankee Candle Co., Inc.	279,110	7,145
*Coldwater Creek Inc.	231,187	7,058
Furniture Brands International Inc.	314,395	7,020
*The Children's Place Retail Stores, Inc.	139,775	6,908
*Aztar Corp.	225,238	6,845
Dana Corp.	951,062	6,829
*PETCO Animal Supplies, Inc.	310,413	6,814
Media General, Inc. Class A	133,655	6,776
*Corinthian Colleges, Inc.	575,093	6,775
*Fossil, Inc.	314,051	6,755
Winnebago Industries, Inc.	197,416	6,570
*^ Nutri/System Inc.	182,112	6,560
*Rare Hospitality International Inc.	214,723	6,525
*Champion Enterprises, Inc.	478,522	6,517
Jackson Hewitt Tax Service Inc.	232,810	6,451
Modine Manufacturing Co.	197,689	6,443
*Hibbett Sporting Goods, Inc.	225,734	6,429
*Bright Horizons Family Solutions, Inc.	173,049	6,411

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Pinnacle Entertainment, Inc.	257,716	6,368
*Scholastic Corp.	223,166	6,362
*Entercom Communications Corp.	214,334	6,359
*The Pantry, Inc.	131,537	6,181
*WCI Communities, Inc.	229,236	6,155
Building Materials Holding Corp.	89,915	6,133
*Insight Enterprises, Inc.	307,891	6,038
Callaway Golf Co.	434,534	6,014
*Select Comfort Corp.	216,639	5,925
*Too Inc.	209,637	5,914
*Gamestop Corp Class B	204,265	5,903
*TRW Automotive Holdings Corp.	219,322	5,779
ArvinMeritor, Inc.	399,715	5,752
*Sotheby's Holdings Class A	308,118	5,657
Cooper Tire & Rubber Co.	367,995	5,638
ADVO, Inc.	198,536	5,595
*^ Shuffle Master, Inc.	222,406	5,591
*Genesco, Inc.	143,494	5,566
*The Dress Barn, Inc.	141,667	5,470
*Tenneco Automotive, Inc.	277,685	5,445
Warner Music Group Corp.	281,282	5,420
*^ GameStop Corp Class A	168,331	5,356
Interactive Data Corp.	235,510	5,348
*Radio One, Inc. Class D	515,007	5,330
*RCN Corp.	226,804	5,319
K-Swiss, Inc.	162,392	5,268
IHOP Corp.	111,124	5,213
Bob Evans Farms, Inc.	224,051	5,167
Stage Stores, Inc.	173,269	5,160
Burlington Coat Factory Warehouse Corp.	127,252	5,117
*Visteon Corp.	816,599	5,112
United Auto Group, Inc.	132,744	5,071
Domino's Pizza, Inc.	209,290	5,065
*Life Time Fitness, Inc.	132,268	5,038
American Axle & Manufacturing Holdings, Inc.	272,984	5,004
Aaron Rents, Inc. Class B	235,721	4,969
Oxford Industries, Inc.	90,798	4,967
The Pep Boys (Manny, Moe & Jack)	332,012	4,944
*Vail Resorts Inc.	147,579	4,875
*The Sports Authority, Inc.	155,407	4,838
Finish Line, Inc.	276,930	4,824
*Papa John's International, Inc.	80,974	4,803
*LKQ Corp.	138,162	4,783
Liberty Corp.	101,444	4,749
Pier 1 Imports Inc.	543,696	4,746
*Red Robin Gourmet Burgers	92,685	4,723
*CCE Spinco, Inc.	356,604	4,672
Brown Shoe Co., Inc.	110,004	4,667
*The Gymboree Corp.	197,193	4,614

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Columbia Sportswear Co.	95,500	4,558
*^ Six Flags, Inc.	587,695	4,531
Citadel Broadcasting Corp.	334,451	4,495
^ La-Z-Boy Inc.	327,111	4,436
*Fleetwood Enterprises, Inc.	355,324	4,388
*Universal Technical Institute Inc.	141,465	4,377
*Group 1 Automotive, Inc.	137,709	4,328
CKE Restaurants Inc.	319,412	4,315
*CSK Auto Corp.	284,998	4,298
Talbots Inc.	154,295	4,292
Christopher & Banks Corp.	226,242	4,249
*ProQuest Co.	150,899	4,212
Kellwood Co.	175,701	4,196
*Gemstar-TV Guide International, Inc.	1,606,868	4,194
Cato Corp. Class A	193,195	4,144
*Texas Roadhouse, Inc.	263,498	4,097
*^ Blue Nile Inc.	101,233	4,081
Tuesday Morning Corp.	195,014	4,080
*Hot Topic, Inc.	285,851	4,073
*Cumulus Media Inc.	327,385	4,063
*Alderwoods Group, Inc.	253,963	4,030
*Emmis Communications, Inc.	200,636	3,995
Sonic Automotive, Inc.	177,838	3,962
^ Brookfield Homes Corp.	79,322	3,945
*RC2 Corp.	110,969	3,942
Journal Register Co.	261,061	3,903
Fred's, Inc.	238,797	3,885
Blyth, Inc.	180,988	3,792
*^ Alliance Gaming Corp.	291,037	3,789
*Blount International, Inc.	235,008	3,744
*California Pizza Kitchen, Inc.	116,601	3,728
Hollinger International, Inc.	403,087	3,612
Ameristar Casinos, Inc.	158,736	3,603
*Source Interlink Cos., Inc.	322,232	3,583
^ Nautilus Inc.	190,588	3,556
*Cox Radio, Inc.	252,418	3,554
*Guess ?, Inc.	98,117	3,493
*Steiner Leisure Ltd.	98,092	3,488
*WMS Industries, Inc.	138,272	3,469
Stewart Enterprises, Inc. Class A	637,509	3,449
Speedway Motorsports, Inc.	97,260	3,372
*JAKKS Pacific, Inc.	160,190	3,354
*Jos. A. Bank Clothiers, Inc.	77,188	3,351
*MarineMax, Inc.	105,842	3,341
*priceline.com, Inc.	149,389	3,334
*^ Cabela's Inc.	197,369	3,276
Stein Mart, Inc.	179,101	3,251
*^ Tempur-Pedic International Inc.	280,883	3,230
*99 Cents Only Stores	307,698	3,219

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Ryan's Restaurant Group, Inc.	264,547	3,190
Journal Communications, Inc.	228,421	3,186
^ Superior Industries International, Inc.	142,693	3,176
*Keystone Automotive Industries, Inc.	100,682	3,169
The Marcus Corp.	134,262	3,155
M/I Homes, Inc.	77,003	3,128
The Stride Rite Corp.	229,068	3,106
Lithia Motors, Inc.	98,005	3,081
*^ Charter Communications, Inc.	2,498,659	3,048
*CKX, Inc.	231,164	3,005
Bandag, Inc.	70,049	2,989
Landry's Restaurants, Inc.	108,968	2,911
*^ Helen of Troy Ltd.	179,292	2,888
*Steak n Shake Co.	167,250	2,835
Big 5 Sporting Goods Corp.	128,721	2,818
Russell Corp.	209,104	2,815
^ Blockbuster Inc. Class A	744,742	2,793
Lone Star Steakhouse & Saloon, Inc.	117,331	2,785
*Prestige Brands Holdings Inc.	221,919	2,774
*^ Isle of Capri Casinos, Inc.	113,644	2,768
Technical Olympic USA, Inc.	130,757	2,758
*K2 Inc.	270,512	2,735
Triarc Cos., Inc. Class B	181,855	2,701
Sinclair Broadcast Group, Inc.	293,024	2,696
Gray Television, Inc.	272,112	2,672
*^ Martha Stewart Living Omnimedia, Inc.	150,399	2,621
*Volcom, Inc.	76,343	2,596
*Drew Industries, Inc.	91,682	2,585
*Entravision Communications Corp.	358,202	2,550
*Aftermarket Technology Corp.	129,359	2,515
*J. Jill Group, Inc.	128,011	2,436
^ Pre-Paid Legal Services, Inc.	63,530	2,427
Levitt Corp. Class A	105,517	2,399
*Cost Plus, Inc.	138,698	2,379
*ValueVision Media, Inc.	187,300	2,360
Monaco Coach Corp.	177,299	2,358
Steven Madden, Ltd.	80,236	2,345
*DSW Inc. Class A	87,168	2,286
^ Oakley, Inc.	151,867	2,231
Ambassadors Group, Inc.	96,609	2,211
*Skechers U.S.A., Inc.	143,433	2,197
*Morningstar, Inc.	63,015	2,183
*O'Charley's Inc.	140,699	2,182
*Mediacom Communications Corp.	396,117	2,175
*Charlotte Russe Holding Inc.	104,346	2,174
*Stamps.com Inc.	94,000	2,158
*^ Overstock.com, Inc.	76,480	2,153
*^ Leapfrog Enterprises, Inc.	184,698	2,152
Courier Corp.	61,852	2,124

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

AFC Enterprises, Inc.	139,721	2,113
*Denny's Corp.	518,330	2,089
*Vertrue Inc.	58,942	2,082
*^ Build-A-Bear-Workshop, Inc.	68,953	2,044
*^ TiVo Inc.	394,635	2,021
Movado Group, Inc.	110,122	2,015
*^ Krispy Kreme Doughnuts, Inc.	350,236	2,010
Churchill Downs, Inc.	53,116	1,951
*Interface, Inc.	234,233	1,925
*William Lyon Homes, Inc.	19,000	1,917
*Lin TV Corp.	171,986	1,916
*^ Conn's, Inc.	51,578	1,902
*GSI Commerce, Inc.	125,229	1,890
*^ Magna Entertainment Corp. Class A	263,162	1,879
*Playboy Enterprises, Inc. Class B	133,723	1,857
UniFirst Corp.	59,699	1,857
Kenneth Cole Productions, Inc.	72,093	1,838
CSS Industries, Inc.	59,306	1,822
*^ Avatar Holding, Inc.	33,111	1,818
*New York & Co., Inc.	85,436	1,811
World Wrestling Entertainment, Inc.	120,648	1,771
The Buckle, Inc.	53,792	1,734
Handleman Co.	134,010	1,664
*Zumiez Inc.	38,061	1,645
*Audiovox Corp.	118,669	1,645
Skyline Corp.	44,999	1,638
*Fisher Communications, Inc.	38,497	1,595
*MTR Gaming Group Inc.	152,848	1,591
bebe stores, inc	113,333	1,590
Kimball International, Inc. Class B	147,735	1,570
Arctic Cat, Inc.	78,125	1,567
Blockbuster Inc. Class B	453,812	1,511
*^ Multimedia Games Inc.	162,840	1,506
Haverty Furniture Cos., Inc.	116,430	1,501
^ Triarc Cos., Inc. Class A	89,333	1,495
*Great Wolf Resorts, Inc.	143,321	1,478
*Jo-Ann Stores, Inc.	123,819	1,461
*Educate, Inc.	121,225	1,430
*Harris Interactive Inc.	330,311	1,424
Sauer-Danfoss, Inc.	74,984	1,410
*^ Audible, Inc.	107,347	1,378
*A.C. Moore Arts & Crafts, Inc.	93,995	1,368
*Asbury Automotive Group, Inc.	82,861	1,364
*Salem Communications Corp.	76,508	1,338
*West Marine, Inc.	93,544	1,308
*Spanish Broadcasting System, Inc.	255,205	1,304
*4Kids Entertainment Inc.	78,606	1,233
*^ Palm Harbor Homes, Inc.	65,059	1,223
*Citi Trends Inc.	28,378	1,211

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Earle M. Jorgensen Co.	126,083	1,164
*PRIMEDIA Inc.	663,643	1,068
*Saga Communications, Inc.	97,472	1,060
*1-800-FLOWERS.COM, Inc.	164,756	1,058
Marine Products Corp.	97,849	1,026
*Regent Communications, Inc.	212,918	988
Sturm, Ruger & Co., Inc.	136,831	959
*FTD Group, Inc.	92,198	958
^ Movie Gallery, Inc.	170,194	955
*^ drugstore.com, Inc.	324,571	925
Dover Downs Gaming & Entertainment, Inc.	61,628	872
Russ Berrie and Co., Inc.	72,498	828
Xerium Technologies Inc.	95,813	806
Deb Shops, Inc.	26,242	780
Beasley Broadcast Group, Inc.	41,587	562
Bandag, Inc. Class A	6,422	232
*Radio One, Inc.	6,030	62
		1,648,221
Consumer Staples (2.4%)
Church & Dwight, Inc.	405,104	13,381
*Del Monte Foods Co.	1,260,320	13,145
*BJ's Wholesale Club, Inc.	431,133	12,744
*Rite Aid Corp.	3,298,538	11,479
Corn Products International, Inc.	449,611	10,741
Pilgrim's Pride Corp.	273,194	9,059
Flowers Foods, Inc.	325,680	8,976
*Herbalife Ltd.	241,392	7,850
*Ralcorp Holdings, Inc.	187,331	7,476
Casey's General Stores, Inc.	286,047	7,094
Universal Corp. (VA)	162,487	7,045
*Performance Food Group Co.	235,911	6,693
Nu Skin Enterprises, Inc.	376,333	6,616
*^ Hansen Natural Corp.	83,384	6,571
Longs Drug Stores, Inc.	178,431	6,493
Lancaster Colony Corp.	173,074	6,412
*United Natural Foods, Inc.	233,434	6,163
*NBTY, Inc.	361,257	5,870
*Central Garden and Pet Co.	116,321	5,344
Chiquita Brands International, Inc.	264,492	5,292
Delta & Pine Land Co.	217,132	4,996
*Spectrum Brands Inc.	241,288	4,901
*Hain Celestial Group, Inc.	229,137	4,849
Ruddick Corp.	224,766	4,783
Tootsie Roll Industries, Inc.	134,907	3,903
*TreeHouse Foods Inc.	194,942	3,649
*Chattem, Inc.	100,000	3,639
*The Great Atlantic & Pacific Tea Co., Inc.	114,209	3,630

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Central European Distribution Corp.	89,878	3,608
Seaboard Corp.	2,382	3,599
*Elizabeth Arden, Inc.	165,592	3,322
*Playtex Products, Inc.	234,516	3,206
Sanderson Farms, Inc.	96,850	2,957
^ Vector Group Ltd.	157,059	2,854
*^ USANA Health Sciences, Inc.	71,547	2,745
WD-40 Co.	99,830	2,622
Weis Markets, Inc.	59,929	2,579
J & J Snack Foods Corp.	43,055	2,558
*Peet's Coffee & Tea Inc.	83,491	2,534
Lance, Inc.	132,146	2,462
Alliance One International, Inc.	535,064	2,087
*^ Wild Oats Markets Inc.	165,024	1,993
The Topps Co., Inc.	243,337	1,808
*Revlon, Inc. Class A	536,605	1,663
Premium Standard Farms Inc.	99,020	1,481
*Gold Kist Inc.	97,521	1,458
*Boston Beer Co., Inc. Class A	56,899	1,422
^ Mannatech, Inc.	102,411	1,414
Ingles Markets, Inc.	75,594	1,183
Alico, Inc.	25,668	1,160
Coca-Cola Bottling Co.	25,291	1,088
Farmer Brothers, Inc.	51,019	987
Arden Group Inc. Class A	8,676	789
		252,373
Energy (6.5%)
Range Resources Corp.	819,106	21,575
Helmerich & Payne, Inc.	325,124	20,128
Vintage Petroleum, Inc.	359,763	19,186
*Plains Exploration & Production Co.	470,288	18,685
Massey Energy Co.	485,889	18,401
*FMC Technologies Inc.	411,964	17,681
*Cal Dive International, Inc.	465,681	16,713
Western Gas Resources, Inc.	353,668	16,654
*Denbury Resources, Inc.	722,375	16,456
Tidewater Inc.	363,549	16,163
*Forest Oil Corp.	352,670	16,071
Todco Class A	385,949	14,689
Cabot Oil & Gas Corp.	309,331	13,951
*Unit Corp.	246,423	13,561
St. Mary Land & Exploration Co.	357,054	13,143
*Kinder Morgan Management, LLC	288,157	13,100
Frontier Oil Corp.	336,525	12,630
*Maverick Tube Corp.	314,136	12,521
*^ Cheniere Energy, Inc.	323,750	12,050
*Quicksilver Resources, Inc.	263,926	11,088

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Houston Exploration Co.	181,420	9,579
OMI Corp.	518,869	9,418
*Superior Energy Services, Inc.	443,826	9,343
*Whiting Petroleum Corp.	227,383	9,095
*Grey Wolf, Inc.	1,151,443	8,901
*Lone Star Technologies, Inc.	170,636	8,815
Overseas Shipholding Group Inc.	174,443	8,790
Foundation Coal Holdings, Inc.	225,767	8,579
*Encore Acquisition Co.	264,765	8,483
*Oceaneering International, Inc.	165,857	8,256
*Swift Energy Co.	180,673	8,143
*Comstock Resources, Inc.	257,164	7,846
*Oil States International, Inc.	247,395	7,837
*Hydrill Co.	124,183	7,774
*Universal Compression Holdings, Inc.	188,530	7,752
*Veritas DGC Inc.	217,659	7,725
*KCS Energy, Inc.	315,610	7,644
*Hanover Compressor Co.	538,231	7,594
*SEACOR Holdings Inc.	109,876	7,483
Holly Corp.	126,596	7,453
*Stone Energy Corp.	153,219	6,976
*Bill Barrett Corp.	177,761	6,863
*Atwood Oceanics, Inc.	86,915	6,782
Penn Virginia Corp.	117,098	6,721
*Parker Drilling Co.	613,419	6,643
*TETRA Technologies, Inc.	214,468	6,546
Berry Petroleum Class A	113,896	6,515
USEC Inc.	544,862	6,511
CARBO Ceramics Inc.	113,979	6,442
*Core Laboratories NV	164,645	6,151
*Global Industries Ltd.	540,500	6,135
*W-H Energy Services, Inc.	177,553	5,873
World Fuel Services Corp.	171,294	5,776
*^ KFX, Inc.	333,365	5,704
General Maritime Corp.	146,824	5,438
*NS Group Inc.	127,339	5,324
*Remington Oil & Gas Corp.	145,127	5,297
*Energy Partners, Ltd.	226,666	4,939
*^ Delta Petroleum Corp.	212,707	4,631
*Warren Resources Inc.	290,593	4,597
*Atlas America, Inc.	75,696	4,558
*ATP Oil & Gas Corp.	119,391	4,419
*Giant Industries, Inc.	84,932	4,413
*Petrohawk Energy Corp.	330,805	4,373
*Hornbeck Offshore Services, Inc.	128,513	4,202
*Newpark Resources, Inc.	550,647	4,201
*Pioneer Drilling Co.	233,769	4,191
*Alpha Natural Resources, Inc.	216,399	4,157
Lufkin Industries	82,631	4,121

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Offshore Logistics, Inc.	140,056	4,090
*James River Coal Co.	99,664	3,807
RPC Inc.	141,961	3,739
*Petroleum Development Corp.	104,811	3,494
*Carrizo Oil & Gas, Inc.	137,771	3,404
*Brigham Exploration Co.	272,138	3,228
*^ Input/Output, Inc.	448,650	3,154
W&T Offshore, Inc.	103,871	3,054
*Dril-Quip, Inc.	60,576	2,859
*Gulfmark Offshore, Inc.	96,013	2,844
*^ Enbridge Energy Management LLC	61,911	2,808
*The Meridian Resource Corp.	547,996	2,302
Crosstex Energy, Inc.	36,115	2,277
*^ Syntroleum Corp.	244,948	2,212
*Goodrich Petroleum Corp.	85,806	2,158
*Harvest Natural Resources, Inc.	238,256	2,116
*PetroQuest Energy, Inc.	252,896	2,094
*Bois d'Arc Energy, Inc.	122,110	1,937
*^ GeoGlobal Resources Inc.	139,588	1,783
Resource America, Inc.	104,140	1,776
*^ Endeavor International Corp.	377,463	1,246
		695,837
Financials (22.3%)
*CB Richard Ellis Group, Inc.	393,504	23,158
*Conseco, Inc.	955,189	22,132
Colonial BancGroup, Inc.	876,569	20,880
HCC Insurance Holdings, Inc.	698,298	20,725
United Dominion Realty Trust REIT	867,557	20,336
SL Green Realty Corp. REIT	265,036	20,246
Federal Realty Investment Trust REIT	332,917	20,191
Rayonier Inc. REIT	478,499	19,068
Camden Property Trust REIT	328,833	19,046
Arden Realty Group, Inc. REIT	423,776	18,998
Reckson Associates Realty Corp. REIT	521,721	18,772
Ventas, Inc. REIT	585,979	18,763
StanCorp Financial Group, Inc.	349,298	17,447
*Affiliated Managers Group, Inc.	216,739	17,393
Pan Pacific Retail Properties, Inc. REIT	257,302	17,211
^ Thornburg Mortgage, Inc. REIT	648,563	16,992
Sky Financial Group, Inc.	610,306	16,979
Mack-Cali Realty Corp. REIT	391,103	16,896
Bank of Hawaii Corp.	327,629	16,886
Shurgard Storage Centers, Inc. Class A REIT	295,695	16,769
Cullen/Frost Bankers, Inc.	298,606	16,029
Webster Financial Corp.	340,366	15,963
IndyMac Bancorp, Inc.	401,529	15,668
CenterPoint Properties Corp. REIT	307,979	15,239

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

CBL & Associates Properties, Inc. REIT	380,555	15,036
Wilmington Trust Corp.	385,254	14,990
Mills Corp. REIT	355,381	14,905
BRE Properties Inc. Class A REIT	322,894	14,685
Hanover Insurance Group Inc.	337,977	14,117
Jefferies Group, Inc.	311,914	14,030
AmerUs Group Co.	245,758	13,927
HRPT Properties Trust REIT	1,326,745	13,732
Trizec Properties, Inc. REIT	588,484	13,488
Raymond James Financial, Inc.	350,221	13,193
FirstMerit Corp.	501,891	13,004
Essex Property Trust, Inc. REIT	138,671	12,785
Endurance Specialty Holdings Ltd.	355,530	12,746
CarrAmerica Realty Corp. REIT	366,118	12,679
Washington Federal Inc.	548,755	12,616
*Nasdaq Stock Market Inc.	358,538	12,613
Health Care Inc. REIT	364,230	12,347
The South Financial Group, Inc.	447,100	12,313
East West Bancorp, Inc.	335,492	12,242
Westcorp, Inc.	181,196	12,069
Crescent Real Estate, Inc. REIT	606,459	12,020
*Philadelphia Consolidated Holding Corp.	123,848	11,975
KKR Financial Corp. REIT	496,224	11,904
Hudson United Bancorp	281,054	11,714
Ohio Casualty Corp.	407,376	11,537
Realty Income Corp. REIT	529,293	11,443
^ New Century REIT, Inc.	317,191	11,441
Alexandria Real Estate Equities, Inc. REIT	141,942	11,426
Prentiss Properties Trust REIT	278,203	11,317
Kilroy Realty Corp. REIT	182,591	11,302
Colonial Properties Trust REIT	266,923	11,205
Platinum Underwriters Holdings, Ltd.	360,460	11,200
Taubman Co. REIT	320,584	11,140
Waddell & Reed Financial, Inc.	529,200	11,097
Jones Lang Lasalle Inc.	219,844	11,069
*Arch Capital Group Ltd.	200,441	10,974
National Financial Partners Corp.	207,752	10,917
Westamerica Bancorporation	205,306	10,896
First Industrial Realty Trust REIT	280,840	10,812
NewAlliance Bancshares, Inc.	726,461	10,563
Whitney Holdings Corp.	379,752	10,466
*SVB Financial Group	221,907	10,394
UCBH Holdings, Inc.	580,102	10,372
American Financial Group, Inc.	268,884	10,301
Cathay General Bancorp	284,938	10,241
*Covanta Holding Corp.	669,366	10,081
Healthcare Realty Trust Inc. REIT	301,542	10,032
First Niagara Financial Group, Inc.	689,302	9,974
Brandywine Realty Trust REIT	355,130	9,912

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

BancorpSouth, Inc.	445,702	9,837
Pacific Capital Bancorp	275,995	9,820
^ Friedman, Billings, Ramsey Group, Inc. REIT	991,476	9,816
American Financial Realty Trust REIT	813,558	9,763
Fremont General Corp.	418,737	9,727
American Home Mortgage Investment Corp. REIT	297,369	9,685
Post Properties, Inc. REIT	241,620	9,653
^ Montpelier Re Holdings Ltd.	507,064	9,584
First Midwest Bancorp, Inc.	272,609	9,558
Selective Insurance Group	179,194	9,515
Reinsurance Group of America, Inc.	197,755	9,445
Old National Bancorp	434,299	9,398
Aspen Insurance Holdings Ltd.	391,321	9,263
*Alleghany Corp.	32,376	9,195
Nationwide Health Properties, Inc. REIT	426,037	9,117
*ProAssurance Corp.	185,800	9,037
Downey Financial Corp.	131,937	9,023
*Investment Technology Group, Inc.	252,639	8,954
Sunstone Hotel Investors, Inc. REIT	325,995	8,662
Pennsylvania REIT	231,449	8,647
IPC Holdings Ltd.	315,171	8,629
Maguire Properties, Inc. REIT	278,915	8,618
Commerce Group, Inc.	148,708	8,518
^Annaly Mortgage Management Inc. REIT	774,550	8,474
Assured Guaranty Ltd.	331,237	8,410
Trustmark Corp.	305,145	8,382
Corporate Office Properties Trust, Inc. REIT	235,591	8,373
International Bancshares Corp.	281,488	8,264
Highwood Properties, Inc. REIT	290,163	8,255
LaSalle Hotel Properties REIT	224,812	8,255
Greater Bay Bancorp	321,436	8,235
Delphi Financial Group, Inc.	178,931	8,233
Wintrust Financial Corp.	149,526	8,209
Chittenden Corp.	293,831	8,171
Washington REIT	265,997	8,073
United Bankshares, Inc.	228,034	8,036
Zenith National Insurance Corp.	174,122	8,031
Home Properties, Inc. REIT	195,090	7,960
Hilb, Rogal and Hamilton Co.	203,038	7,819
^ The Phoenix Cos., Inc.	571,117	7,790
Umpqua Holdings Corp.	266,810	7,612
Texas Regional Bancshares, Inc.	266,682	7,547
MAF Bancorp, Inc.	181,915	7,528
Provident Financial Services Inc.	404,150	7,481
Park National Corp.	72,140	7,404
UICI	203,773	7,236
BioMed Realty Trust, Inc. REIT	294,806	7,193
Provident Bankshares Corp.	208,068	7,026
Susquehanna Bancshares, Inc.	295,423	6,996

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Lexington Corporate Properties Trust REIT	327,180	6,969
Senior Housing Properties Trust REIT	408,630	6,910
^ The First Marblehead Corp.	208,709	6,858
R.L.I. Corp.	136,852	6,825
Cousins Properties, Inc. REIT	239,532	6,779
LandAmerica Financial Group, Inc.	108,322	6,759
Commercial Net Lease Realty REIT	323,552	6,591
Max Re Capital Ltd.	252,794	6,565
Newcastle Investment Corp. REIT	262,726	6,529
Citizens Banking Corp.	232,401	6,449
*Knight Capital Group, Inc. Class A	641,046	6,340
EastGroup Properties, Inc. REIT	139,336	6,292
Mid-America Apartment Communities, Inc. REIT	129,451	6,278
Equity Lifestyle Properties, Inc. REIT	140,042	6,232
Central Pacific Financial Co.	173,002	6,214
*Argonaut Group, Inc.	189,117	6,197
AMLI Residential Properties Trust REIT	162,358	6,178
U-Store-It Trust REIT	292,883	6,165
Doral Financial Corp.	580,467	6,153
UMB Financial Corp.	95,315	6,092
Scottish Re Group Ltd.	246,154	6,043
Entertainment Properties Trust REIT	147,378	6,006
W Holding Co., Inc.	726,281	5,977
Inland Real Estate Corp. REIT	404,052	5,976
Corus Bankshares Inc.	105,444	5,933
TrustCo Bank NY	474,921	5,899
F.N.B. Corp.	339,539	5,894
CVB Financial Corp.	289,966	5,889
Redwood Trust, Inc. REIT	140,667	5,804
Trustreet Properties, Inc. REIT	396,599	5,798
First Citizens BancShares Class A	33,191	5,789
First BanCorp Puerto Rico	460,022	5,709
United Community Banks, Inc.	213,899	5,703
Boston Private Financial Holdings, Inc.	185,858	5,654
Glacier Bancorp, Inc.	187,692	5,640
Global Signal, Inc. REIT	130,074	5,614
Alabama National BanCorporation	86,148	5,579
Glimcher Realty Trust REIT	228,970	5,569
FelCor Lodging Trust, Inc. REIT	323,435	5,566
Franklin Street Properties Corp. REIT	264,244	5,536
First Republic Bank	148,900	5,511
*Trammell Crow Co.	214,076	5,491
Equity One, Inc. REIT	236,345	5,464
Sterling Financial Corp.	218,337	5,454
Republic Bancorp, Inc.	456,694	5,435
*First Federal Financial Corp.	99,105	5,403
Hancock Holding Co.	142,882	5,402
Stewart Information Services Corp.	107,900	5,251
Brookline Bancorp, Inc.	369,644	5,238

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

S & T Bancorp, Inc.	141,373	5,205
^ Novastar Financial, Inc. REIT	183,722	5,164
Frontier Financial Corp.	161,357	5,163
*Accredited Home Lenders Holding Co.	103,818	5,147
Horace Mann Educators Corp.	271,152	5,141
First Community Bancorp	94,174	5,120
PS Business Parks, Inc. REIT	103,991	5,116
*Piper Jaffray Cos., Inc.	126,523	5,112
Tanger Factory Outlet Centers, Inc. REIT	174,842	5,025
Heritage Property Investment Trust REIT	149,418	4,991
*Signature Bank	176,012	4,941
*MeriStar Hospitality Corp. REIT	524,693	4,932
Sovran Self Storage, Inc. REIT	104,070	4,888
First Commonwealth Financial Corp.	377,106	4,876
*^ International Securities Exchange, Inc.	177,165	4,876
Infinity Property & Casualty Corp.	130,868	4,870
Spirit Finance Corp. REIT	427,762	4,855
MB Financial, Inc.	135,304	4,790
Harbor Florida Bancshares, Inc.	128,959	4,778
Commercial Capital Bancorp, Inc.	278,717	4,772
BankUnited Financial Corp.	178,995	4,756
Financial Federal Corp.	104,800	4,658
Capitol Federal Financial	140,852	4,640
MCG Capital Corp.	317,392	4,631
Equity Inns, Inc. REIT	340,841	4,618
Extra Space Storage Inc. REIT	299,621	4,614
*Nelnet, Inc.	112,956	4,595
Calamos Asset Management, Inc.	145,414	4,573
First Charter Corp.	193,273	4,573
Chemical Financial Corp.	142,931	4,539
Amcore Financial, Inc.	148,908	4,528
United Fire &Casualty Co.	111,851	4,522
RAIT Investment Trust REIT	174,129	4,513
^ Impac Mortgage Holdings, Inc. REIT	477,977	4,498
Omega Healthcare Investors, Inc. REIT	352,168	4,434
National Penn Bancshares Inc.	232,671	4,432
Fidelity Bankshares, Inc.	134,931	4,412
Hanmi Financial Corp.	245,383	4,383
Innkeepers USA Trust REIT	271,329	4,341
Strategic Hotel Capital, Inc. REIT	208,405	4,289
Cash America International Inc.	184,567	4,280
*USI Holdings Corp.	308,806	4,252
Gold Banc Corp., Inc.	231,757	4,223
NBT Bancorp, Inc.	195,383	4,218
Sterling Bancshares, Inc.	272,015	4,200
BankAtlantic Bancorp, Inc. Class A	299,631	4,195
Bank Mutual Corp.	382,075	4,050
Prosperity Bancshares, Inc.	139,347	4,005
PrivateBancorp, Inc.	112,557	4,004

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

American Equity Investment Life Holding Co.	302,139	3,943
*WFS Financial, Inc.	51,763	3,942
Glenborough Realty Trust, Inc. REIT	217,255	3,932
Community Banks, Inc.	139,859	3,916
City Holding Co.	108,143	3,888
National Health Investors REIT	148,877	3,865
Westbanco Inc.	126,877	3,858
optionsXpress Holdings Inc.	156,382	3,839
Deerfield Triarc Capital COR	277,763	3,805
Greenhill & Co., Inc.	67,656	3,800
PFF Bancorp, Inc.	124,384	3,796
GMH Communities Trust REIT	242,853	3,767
Digital Realty Trust, Inc.	164,096	3,713
Fieldstone Investment Corp. REIT	308,877	3,663
Alfa Corp.	227,519	3,663
Community Bank System, Inc.	162,231	3,658
Mid-State Bancshares	136,323	3,647
Anthracite Capital Inc. REIT	346,156	3,645
Anchor Bancorp Wisconsin Inc.	119,762	3,634
Partners Trust Financial Group, Inc.	300,600	3,622
Parkway Properties Inc. REIT	89,180	3,580
Town & Country Trust REIT	105,411	3,564
*^ CompuCredit Corp.	92,319	3,552
Unizan Financial Corp.	132,616	3,522
First Financial Bancorp	200,512	3,513
Highland Hospitality Corp. REIT	316,538	3,498
*^ LaBranche & Co. Inc.	344,570	3,484
DiamondRock Hospitality Co. REIT	289,930	3,468
First Financial Bankshares, Inc.	98,149	3,441
Sun Communities, Inc. REIT	109,270	3,431
Saxon Inc. REIT	299,703	3,396
Acadia Realty Trust REIT	168,709	3,383
*Universal American Financial Corp.	222,107	3,349
*Navigators Group, Inc.	76,371	3,331
First Potomac REIT	123,408	3,283
*Texas Capital Bancshares, Inc.	146,074	3,274
Independent Bank Corp. (MI)	119,144	3,244
Sandy Spring Bancorp, Inc.	92,371	3,222
Advanta Corp. Class B	96,064	3,116
Flagstar Bancorp, Inc.	216,298	3,115
W.P. Stewart & Co., Ltd.	132,127	3,114
Getty Realty Holding Corp. REIT	117,147	3,080
TierOne Corp.	103,171	3,034
Capitol Bancorp Ltd.	80,593	3,017
Harleysville National Corp.	156,307	2,985
MFA Mortgage Investments, Inc. REIT	520,780	2,968
Advance America Cash Advance Centers Inc.	237,657	2,947
KNBT Bancorp Inc.	179,717	2,928
^ Bank of the Ozarks, Inc.	78,963	2,914

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Provident New York Bancorp, Inc.	262,948	2,895
Sterling Financial Corp. (PA)	146,157	2,894
National Western Life Insurance Co. Class A	13,950	2,886
Old Second Bancorp, Inc.	94,264	2,882
First Merchants Corp.	110,794	2,881
*World Acceptance Corp.	100,284	2,858
Ramco-Gershenson Properties Trust REIT	106,433	2,836
Arbor Realty Trust, Inc. REIT	107,732	2,792
State Auto Financial Corp.	76,548	2,791
IBERIABANK Corp.	54,531	2,782
Main Street Banks, Inc.	101,560	2,765
Dime Community Bancshares	187,819	2,744
Northwest Bancorp, Inc.	128,760	2,737
*Triad Guaranty, Inc.	61,017	2,684
21st Century Insurance Group	162,687	2,632
Capital City Bank Group, Inc.	76,559	2,625
Safety Insurance Group, Inc.	64,857	2,618
Midland Co.	71,787	2,587
FBL Financial Group, Inc. Class A	78,847	2,587
Columbia Banking System, Inc.	89,240	2,548
Irwin Financial Corp.	117,555	2,518
*Franklin Bank Corp.	139,861	2,516
*Tejon Ranch Co.	62,746	2,505
Investors Real Estate Trust REIT	270,956	2,501
Independent Bank Corp. (MA)	87,377	2,493
Saul Centers, Inc. REIT	69,002	2,491
Presidential Life Corp.	129,616	2,468
West Coast Bancorp	93,279	2,467
Community Trust Bancorp Inc.	80,184	2,466
^ PXRE Group Ltd.	189,974	2,462
*GFI Group Inc.	51,324	2,434
First Indiana Corp.	70,411	2,421
Capital Trust Class A REIT	81,290	2,380
WSFS Financial Corp.	38,848	2,379
First Financial Holdings, Inc.	77,434	2,379
*Asset Acceptance Capital Corp.	105,769	2,376
*Western Alliance Bancorp	79,253	2,367
MortgageIT Holdings Inc. REIT	172,580	2,357
Gramercy Capital Corp. REIT	103,230	2,352
R & G Financial Corp. Class B	178,000	2,350
*United America Indemnity, Ltd.	127,488	2,341
Union Bankshares Corp.	52,789	2,275
Sterling Bancorp	115,313	2,275
Suffolk Bancorp	66,546	2,247
Anworth Mortgage Asset Corp. REIT	304,699	2,224
Washington Trust Bancorp, Inc.	84,289	2,207
Universal Health Realty Income REIT	70,353	2,205
Bedford Property Investors, Inc. REIT	97,868	2,147
HomeBanc Corp. REIT	286,425	2,142

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Integra Bank Corp.	99,186	2,117
NetBank, Inc.	292,886	2,103
Midwest Banc Holdings, Inc.	93,929	2,090
*Ocwen Financial Corp.	238,483	2,075
SWS Group, Inc.	98,827	2,069
^ Odyssey Re Holdings Corp.	81,614	2,047
Harleysville Group, Inc.	76,930	2,039
Urstadt Biddle Properties Class A REIT	123,733	2,006
Banner Corp.	64,173	2,002
*Quanta Capital Holdings Ltd.	387,128	1,974
United Community Financial Corp.	166,601	1,968
*BankFinancial Corp.	132,233	1,941
First Place Financial Corp.	80,688	1,941
Luminent Mortgage Capital, Inc. REIT	256,664	1,928
CityBank Lynnwood (WA)	53,341	1,897
Tompkins Trustco, Inc.	42,314	1,896
First Busey Corp.	90,659	1,894
First Community Bancshares, Inc.	60,716	1,892
Simmons First National Corp.	67,946	1,882
Gamco Investors Inc. Class A	43,068	1,875
Bristol West Holdings, Inc.	98,294	1,871
S.Y. Bancorp, Inc.	74,414	1,862
Federal Agricultural Mortgage Corp. Class C	61,208	1,832
First Source Corp.	71,532	1,799
Education Realty Trust, Inc.	138,967	1,791
*ITLA Capital Corp.	36,562	1,786
Univest Corp. of Pennsylvania	73,090	1,774
Omega Financial Corp.	63,570	1,772
U.S.B. Holding Co., Inc.	81,569	1,767
Aames Investment Corp. REIT	272,076	1,758
Oriental Financial Group Inc.	141,694	1,751
Seacoast Banking Corp. of Florida	75,081	1,723
Direct General Corp.	101,340	1,713
First Financial Corp. (IN)	63,335	1,710
Great Southern Bancorp, Inc.	60,689	1,676
^ CoBiz Inc.	91,351	1,665
Capital Southwest Corp.	18,316	1,658
Renasant Corp.	52,388	1,657
Flushing Financial Corp.	103,714	1,615
*Collegiate Funding Services, Inc.	81,417	1,608
Affordable Residential Communities REIT	168,025	1,601
Peoples Bancorp, Inc.	55,829	1,593
*CNA Surety Corp.	109,090	1,589
*^Encore Capital Group, Inc.	91,574	1,589
Capital Lease Funding, Inc. REIT	149,449	1,574
#^MarketAxess Holdings, Inc.	134,504	1,537
Arrow Financial Corp.	55,925	1,462
First Bancorp (NC)	71,512	1,442
*eSPEED, Inc. Class A	183,379	1,414

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Lakeland Bancorp, Inc.	95,466	1,403
Advanta Corp. Class A	46,434	1,399
BancFirst Corp.	17,235	1,362
Kearny Financial Corp.	103,069	1,257
First Oak Brook Bancshares, Inc.	43,155	1,206
Baldwin & Lyons, Inc. Class B	49,598	1,205
OceanFirst Financial Corp.	52,462	1,194
Republic Bancorp, Inc. Class A	53,161	1,140
Clark, Inc.	80,464	1,066
Placer Sierra Bancshares	37,868	1,049
Financial Institutions, Inc.	53,283	1,045
Cohen & Steers, Inc.	55,953	1,042
*Primus Guaranty, Ltd.	68,301	891
Charter Financial Corp.	24,551	877
Clifton Savings Bancorp, Inc.	85,553	861
Royal Bancshares of Pennsylvania, Inc.	33,650	779
National Interstate Corp.	35,715	681
Crawford & Co. Class B	53,774	310
Urstadt Biddle Properties REIT	17,678	278
Zions Bancorp	5	--
People's Bank	2	--
*CSF Holdings Inc. Contingent Litigation Rights	29,125	--
		2,368,214
Health Care (11.8%)
*Intuitive Surgical, Inc.	209,804	24,604
Dade Behring Holdings Inc.	503,677	20,595
*Renal Care Group, Inc.	430,517	20,368
Pharmaceutical Product Development, Inc.	327,626	20,296
*Inamed Corp.	229,553	20,127
*Cytyc Corp.	709,547	20,031
*Affymetrix, Inc.	403,681	19,276
*Covance, Inc.	394,041	19,131
PerkinElmer, Inc.	782,508	18,436
*Charles River Laboratories, Inc.	431,182	18,269
*ResMed Inc.	455,251	17,441
*Protein Design Labs, Inc.	612,823	17,416
*^ Cerner Corp.	189,249	17,205
*Advanced Medical Optics, Inc.	411,089	17,184
*Vertex Pharmaceuticals, Inc.	605,011	16,741
*Respironics, Inc.	449,163	16,650
*Edwards Lifesciences Corp.	378,238	15,738
*Gen-Probe Inc.	320,345	15,630
*IDEXX Laboratories Corp.	205,942	14,824
*Neurocrine Biosciences, Inc.	232,700	14,597
*VCA Antech, Inc.	495,588	13,976
Cooper Cos., Inc.	264,930	13,591
*Pediatrix Medical Group, Inc.	150,023	13,288

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Techne Corp.	230,937	12,967
*Sierra Health Services, Inc.	162,115	12,963
*LifePoint Hospitals, Inc.	324,234	12,159
Mentor Corp.	245,431	11,309
Medicis Pharmaceutical Corp.	343,045	10,995
*Abgenix, Inc.	510,861	10,989
*Alkermes, Inc.	570,028	10,899
STERIS Corp.	430,917	10,782
*ICOS Corp.	384,442	10,622
Valeant Pharmaceuticals International	585,414	10,584
*Hologic, Inc.	278,682	10,568
*Sybron Dental Specialties, Inc.	255,114	10,156
*^ OSI Pharmaceuticals, Inc.	358,992	10,066
*United Therapeutics Corp.	137,095	9,476
*Medarex, Inc.	666,905	9,237
*American Healthways Inc.	202,476	9,162
*Psychiatric Solutions, Inc.	152,869	8,980
*United Surgical Partners International, Inc.	278,018	8,938
*Nektar Therapeutics	539,720	8,884
*Ventana Medical Systems, Inc.	204,823	8,674
*MGI Pharma, Inc.	485,753	8,336
*Haemonetics Corp.	166,544	8,137
*Beverly Enterprises, Inc.	691,793	8,073
Chemed Corp.	162,152	8,056
*Varian, Inc.	202,316	8,050
*^ Sunrise Senior Living, Inc.	228,287	7,696
*Andrx Group	463,067	7,627
*Apria Healthcare Group Inc.	312,955	7,545
Perrigo Co.	503,953	7,514
Alpharma, Inc. Class A	261,789	7,464
*ViroPharma Inc.	401,819	7,454
*Onyx Pharmaceuticals, Inc.	255,344	7,344
*Magellan Health Services, Inc.	231,143	7,269
*Cubist Pharmaceuticals, Inc.	338,676	7,197
*Kyphon Inc.	176,183	7,194
*WellCare Health Plans Inc.	173,079	7,070
*Centene Corp.	268,373	7,056
*American Medical Systems Holdings, Inc.	393,844	7,022
*Bio-Rad Laboratories, Inc. Class A	107,074	7,007
*CV Therapeutics, Inc.	281,178	6,954
Owens & Minor, Inc. Holding Co.	252,116	6,941
*IDX Systems Corp.	157,727	6,927
*Par Pharmaceutical Cos. Inc.	216,234	6,777
Diagnostic Products Corp.	139,193	6,758
*Kos Pharmaceuticals, Inc.	130,408	6,746
*Immucor Inc.	286,928	6,703
*ArthroCare Corp.	156,122	6,579
*Human Genome Sciences, Inc.	744,606	6,374
*AMERIGROUP Corp.	324,956	6,324

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Kindred Healthcare, Inc.	244,504	6,298
*Dionex Corp.	128,329	6,298
*PSS World Medical, Inc.	413,664	6,139
LCA-Vision Inc.	123,410	5,863
Invacare Corp.	183,733	5,786
*Intermagnetics General Corp.	179,067	5,712
*Telik, Inc.	328,841	5,587
*^ Biosite Inc.	98,052	5,519
*The Medicines Co.	298,205	5,204
*Thoratec Corp.	249,849	5,169
*Viasys Healthcare Inc.	199,622	5,130
*Applera Corp.-Celera Genomics Group	466,575	5,114
PolyMedica Corp.	152,544	5,106
*^ Merge Technologies, Inc.	201,832	5,054
*Theravance, Inc.	223,621	5,036
*Matria Healthcare, Inc.	129,738	5,029
*Salix Pharmaceuticals, Ltd.	285,285	5,015
*BioMarin Pharmaceutical Inc.	465,213	5,015
*Myogen, Inc.	166,218	5,013
*Myriad Genetics, Inc.	239,943	4,991
*Eclipsys Corp.	261,588	4,952
*^ Martek Biosciences Corp.	199,944	4,921
*Regeneron Pharmaceuticals, Inc.	306,107	4,882
*^ AtheroGenics, Inc.	239,177	4,786
West Pharmaceutical Services, Inc.	189,284	4,738
*Exelixis, Inc.	498,513	4,696
*eResearch Technology, Inc.	302,390	4,566
*American Retirement Corp.	177,533	4,461
*NDCHealth Corp.	228,572	4,395
*The TriZetto Group, Inc.	257,468	4,374
*^ Cyberonics, Inc.	134,681	4,350
*Integra LifeSciences Holdings	121,024	4,292
*AmSurg Corp.	187,189	4,279
*CONMED Corp.	177,184	4,192
*Per-Se Technologies, Inc.	176,761	4,129
*Genesis Healthcare Corp.	112,601	4,112
*Odyssey Healthcare, Inc.	218,158	4,066
*Ventiv Health, Inc.	169,092	3,994
*^ Amedisys Inc.	93,867	3,965
*Serologicals Corp.	199,147	3,931
*Alexion Pharmaceuticals, Inc.	193,706	3,923
*K-V Pharmaceutical Co. Class A	187,850	3,870
*LifeCell Corp.	202,572	3,863
*DJ Orthopedics Inc.	138,116	3,809
*Wright Medical Group, Inc.	182,367	3,720
*Dendrite International, Inc.	255,971	3,689
*Inverness Medical Innovations, Inc.	155,367	3,684
Arrow International, Inc.	126,869	3,678
*^ SurModics, Inc.	99,333	3,674

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*HealthExtras, Inc.	146,322	3,673
*Digene Corp.	125,748	3,668
*Orthofix International NV	90,031	3,591
*Greatbatch, Inc.	136,625	3,554
Analogic Corp.	73,778	3,530
*Zymogenetics, Inc.	206,930	3,520
*^ Geron Corp.	403,785	3,477
*NPS Pharmaceuticals Inc.	293,113	3,470
*SonoSite, Inc.	98,651	3,454
*Adolor Corp.	234,413	3,423
*PAREXEL International Corp.	164,801	3,339
*AMN Healthcare Services, Inc.	167,501	3,313
*Illumina, Inc.	230,976	3,257
*Connetics Corp.	221,028	3,194
*Progenics Pharmaceuticals, Inc.	126,886	3,173
*ICU Medical, Inc.	78,855	3,092
*First Horizon Pharmaceutical Corp.	177,164	3,056
*Aspect Medical Systems, Inc.	88,605	3,044
*PRA International	106,603	3,001
*^ Laserscope	133,110	2,990
Cambrex Corp.	158,654	2,978
*Keryx Biopharmaceuticals, Inc.	201,069	2,944
*^ InterMune Inc.	175,180	2,943
*Lifeline Systems, Inc.	80,293	2,936
*Encysive Pharmaceuticals, Inc.	367,453	2,899
*Cross Country Healthcare, Inc.	163,034	2,899
*Conor Medsystems, Inc.	148,644	2,876
Meridian Bioscience Inc.	138,360	2,787
*Tanox, Inc.	170,062	2,784
*Pharmion Corp.	151,026	2,684
*Symbion, Inc.	114,422	2,632
Datascope Corp.	79,543	2,629
*Molecular Devices Corp.	89,512	2,590
*Momenta Pharmaceuticals, Inc.	115,354	2,542
*Incyte Corp.	474,606	2,534
*Radiation Therapy Services, Inc.	71,682	2,531
*Symmetry Medical Inc.	129,907	2,519
*^ Allscripts Healthcare Solutions, Inc.	184,285	2,469
*Discovery Laboratories, Inc.	365,270	2,440
*^ Foxhollow Technologies Inc.	81,690	2,434
*^ deCODE genetics, Inc.	293,109	2,421
*Idenix Pharmaceuticals Inc.	140,774	2,409
*OraSure Technologies, Inc.	271,085	2,391
*Dendreon Corp.	439,216	2,381
*Molina Healthcare Inc.	87,728	2,337
*Noven Pharmaceuticals, Inc.	148,572	2,248
*ARIAD Pharmaceuticals, Inc.	382,824	2,240
*Isis Pharmaceuticals, Inc.	417,858	2,190
*^ Align Technology, Inc.	331,945	2,148

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*RehabCare Group, Inc.	105,884	2,139
*Enzo Biochem, Inc.	172,148	2,138
*New River Pharmaceuticals Inc.	39,672	2,058
*Enzon Pharmaceuticals, Inc.	277,706	2,055
*Gentiva Health Services, Inc.	139,312	2,053
*Conceptus, Inc.	162,601	2,052
*^ IntraLase Corp.	113,195	2,018
*Merit Medical Systems, Inc.	161,988	1,967
*^ MannKind Corp.	174,604	1,966
National Healthcare Corp.	50,139	1,874
*^ Threshold Pharmaceuticals, Inc.	128,788	1,861
*Panacos Pharmaceuticals Inc.	256,585	1,778
*^ SFBC International, Inc.	109,867	1,759
*^ Cell Genesys, Inc.	286,708	1,700
Vital Signs, Inc.	39,611	1,696
*Albany Molecular Research, Inc.	132,490	1,610
*Zoll Medical Corp.	60,397	1,521
*Kensey Nash Corp.	64,562	1,422
*Inspire Pharmaceuticals, Inc.	266,926	1,356
*^ NitroMed, Inc.	95,882	1,338
*ImmunoGen, Inc.	259,364	1,331
*VistaCare, Inc.	106,037	1,325
*NeoPharm, Inc.	119,697	1,292
*^ Nabi Biopharmaceuticals	373,828	1,264
*Bruker BioSciences Corp.	253,739	1,233
*^ Rigel Pharmaceuticals, Inc.	145,604	1,217
Young Innovations, Inc.	33,872	1,154
*Maxygen Inc.	147,649	1,109
*Lexicon Genetics Inc.	302,736	1,105
Hooper Holmes, Inc.	392,648	1,001
*K-V Pharmaceutical Co. Class B	47,688	981
*ev3 Inc.	61,911	913
*Trimeris, Inc.	76,409	878
*^ Antigenics, Inc.	173,471	826
*Diversa Corp.	169,753	815
*CorVel Corp.	40,778	774
*GTx, Inc.	75,145	568
*Alliance Imaging, Inc.	92,517	551
		1,250,419
Industrials (15.5%)
Joy Global Inc.	768,281	30,731
*AMR Corp.	1,125,971	25,030
The Corporate Executive Board Co.	252,197	22,622
Roper Industries Inc.	538,911	21,292
Oshkosh Truck Corp.	459,731	20,499
Ametek, Inc.	442,176	18,810
*Terex Corp.	312,221	18,546

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

CNF Inc.	331,107	18,506
The Brink's Co.	371,588	17,803
Harsco Corp.	263,500	17,789
*McDermott International, Inc.	392,652	17,516
HNI Corp.	314,268	17,263
Ryder System, Inc.	406,070	16,657
*Yellow Roadway Corp.	366,062	16,330
*Thomas & Betts Corp.	382,746	16,060
*Stericycle, Inc.	266,963	15,719
Landstar System, Inc.	370,266	15,455
Teleflex Inc.	232,436	15,104
Hughes Supply, Inc.	420,053	15,059
Graco, Inc.	412,732	15,056
Donaldson Co., Inc.	471,733	15,001
The Timken Co.	463,018	14,826
Laidlaw International Inc.	633,680	14,720
JLG Industries, Inc.	322,160	14,710
*Shaw Group, Inc.	498,800	14,510
*Flowserve Corp.	349,345	13,820
Alexander & Baldwin, Inc.	249,442	13,530
IDEX Corp.	326,429	13,419
*^ USG Corp.	206,144	13,399
Carlisle Co., Inc.	193,624	13,389
Adesa, Inc.	537,715	13,131
*Wesco International, Inc.	297,774	12,724
Trinity Industries, Inc.	287,995	12,692
Briggs & Stratton Corp.	326,139	12,651
Herman Miller, Inc.	440,891	12,429
Kennametal, Inc.	240,035	12,251
Walter Industries, Inc.	244,753	12,169
The Toro Co.	272,563	11,930
*URS Corp.	314,257	11,819
*Kansas City Southern	468,870	11,454
*Continental Airlines, Inc. Class B	537,742	11,454
MSC Industrial Direct Co., Inc. Class A	284,584	11,446
GATX Corp.	316,208	11,409
*Navistar International Corp.	398,482	11,405
*Corrections Corp. of America REIT	248,754	11,186
UTI Worldwide, Inc.	119,150	11,062
Engineered Support Systems, Inc.	263,589	10,976
Crane Co.	303,067	10,689
*Copart, Inc.	456,659	10,531
*Foster Wheeler Ltd.	284,244	10,455
*Waste Connections, Inc.	296,416	10,214
*United Stationers, Inc.	210,517	10,210
*BE Aerospace, Inc.	454,125	9,991
Brady Corp. Class A	274,767	9,941
*United Rentals, Inc.	418,336	9,785
CLARCOR Inc.	325,904	9,683

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Deluxe Corp.	320,028	9,646
Actuant Corp.	170,467	9,512
*AGCO Corp.	572,226	9,482
Lennox International Inc.	335,382	9,458
*PHH Corp.	336,412	9,426
Skywest, Inc.	347,399	9,331
IKON Office Solutions, Inc.	884,647	9,209
The Manitowoc Co., Inc.	180,789	9,079
Acuity Brands, Inc.	281,200	8,942
Watsco, Inc.	148,699	8,894
Lincoln Electric Holdings, Inc.	223,512	8,864
*Armor Holdings, Inc.	207,267	8,840
*AirTran Holdings, Inc.	551,391	8,839
Simpson Manufacturing Co.	242,904	8,830
Washington Group International, Inc.	165,823	8,784
DRS Technologies, Inc.	167,324	8,604
*Genlyte Group, Inc.	158,358	8,483
*West Corp.	197,710	8,333
*Quanta Services, Inc.	628,369	8,276
*Gardner Denver Inc.	163,151	8,043
*^ US Airways Group Inc.	215,811	8,015
Florida East Coast Industries, Inc. Class A	185,205	7,847
*Hexcel Corp.	429,007	7,744
Wabtec Corp.	285,974	7,693
*FTI Consulting, Inc.	277,643	7,619
Banta Corp.	151,954	7,567
Granite Construction Co.	210,719	7,567
*Alaska Air Group, Inc.	211,141	7,542
*Resources Connection, Inc.	286,480	7,466
*EGL, Inc.	196,136	7,369
Forward Air Corp.	199,679	7,318
Knight Transportation, Inc.	350,163	7,259
*ESCO Technologies Inc.	160,988	7,162
Nordson Corp.	175,970	7,129
*Kirby Corp.	135,342	7,061
*Labor Ready, Inc.	336,510	7,006
*Ceradyne, Inc.	159,011	6,965
*Navigant Consulting, Inc.	314,220	6,907
Bucyrus International, Inc.	129,337	6,816
Curtiss-Wright Corp.	123,342	6,734
John H. Harland Co.	177,933	6,690
*EMCOR Group, Inc.	98,088	6,624
Regal-Beloit Corp.	182,445	6,459
Werner Enterprises, Inc.	326,385	6,430
*Acco Brands Corp.	259,847	6,366
Arkansas Best Corp.	144,270	6,302
Pacer International, Inc.	236,313	6,158
Heartland Express, Inc.	303,398	6,156
Mueller Industries Inc.	219,918	6,030

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Esterline Technologies Corp.	159,208	5,921
Administaff, Inc.	140,557	5,911
Watson Wyatt & Co. Holdings	211,619	5,904
*Moog Inc.	206,540	5,862
Mine Safety Appliances Co.	161,837	5,860
*Genesee & Wyoming Inc. Class A	155,654	5,845
*Teledyne Technologies, Inc.	200,243	5,827
*^ Energy Conversion Devices, Inc.	142,660	5,813
*Dollar Thrifty Automotive Group, Inc.	160,621	5,794
Universal Forest Products, Inc.	103,897	5,740
Kaydon Corp.	177,620	5,709
*NCI Building Systems, Inc.	133,859	5,686
*Tetra Tech, Inc.	360,668	5,652
*Swift Transportation Co., Inc.	275,542	5,594
Woodward Governor Co.	64,912	5,583
Albany International Corp.	153,408	5,547
*The Advisory Board Co.	114,952	5,480
Steelcase Inc.	346,008	5,477
Applied Industrial Technology, Inc.	161,609	5,445
*School Specialty, Inc.	144,523	5,266
*Aviall, Inc.	182,392	5,253
ABM Industries Inc.	267,610	5,232
*GenCorp, Inc.	294,352	5,225
*Old Dominion Freight Line, Inc.	188,472	5,085
*Beacon Roofing Supply, Inc.	173,494	4,984
*AAR Corp.	205,994	4,934
*General Cable Corp.	250,313	4,931
G & K Services, Inc. Class A	124,164	4,873
*Amerco, Inc.	67,364	4,854
Watts Water Technologies, Inc.	158,933	4,814
*CoStar Group, Inc.	110,667	4,777
*Korn/Ferry International	255,583	4,777
Federal Signal Corp.	304,881	4,576
Baldor Electric Co.	178,097	4,568
*Portfolio Recovery Associates, Inc.	93,956	4,363
*Orbital Sciences Corp.	339,681	4,362
A.O. Smith Corp.	122,625	4,304
*Mobile Mini, Inc.	89,256	4,231
NACCO Industries, Inc. Class A	35,463	4,154
Viad Corp.	141,313	4,145
*Jacuzzi Brands, Inc.	484,122	4,067
*Griffon Corp.	164,017	3,905
*Hub Group, Inc.	109,896	3,885
ElkCorp	114,736	3,862
Rollins, Inc.	195,463	3,853
Franklin Electric, Inc.	97,377	3,850
*Spherion Corp.	383,708	3,841
*GrafTech International Ltd.	616,675	3,836
Freightcar America Inc.	79,357	3,815

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Heidrick & Struggles International, Inc.	117,883	3,778
Wabash National Corp.	197,322	3,759
*Consolidated Graphics, Inc.	78,459	3,714
Barnes Group, Inc.	111,948	3,694
Stewart & Stevenson Services, Inc.	174,595	3,689
McGrath RentCorp	132,282	3,677
Valmont Industries, Inc.	107,891	3,610
*Cenveo Inc.	272,761	3,590
UAP Holding Corp.	175,120	3,576
*EnPro Industries, Inc.	132,442	3,569
*Triumph Group, Inc.	95,471	3,495
*Coinstar, Inc.	153,048	3,494
*Interline Brands, Inc.	152,627	3,472
Healthcare Services Group, Inc.	167,089	3,460
*The Middleby Corp.	39,500	3,417
*Astec Industries, Inc.	102,856	3,359
*CRA International Inc.	69,890	3,333
*Insituform Technologies Inc. Class A	169,645	3,286
*NCO Group, Inc.	192,734	3,261
Kelly Services, Inc. Class A	122,103	3,202
Bowne & Co., Inc.	204,776	3,039
*Teletech Holdings Inc.	250,586	3,020
*Republic Airways Holdings Inc.	196,483	2,987
*Perini Corp.	123,074	2,972
Raven Industries, Inc.	102,824	2,966
*^ A.S.V., Inc.	118,340	2,956
Cascade Corp.	61,939	2,906
*ABX Air, Inc.	369,725	2,895
*II-VI, Inc.	156,675	2,800
EDO Corp.	102,076	2,762
Kaman Corp. Class A	138,588	2,729
Apogee Enterprises, Inc.	166,978	2,708
*^ Evergreen Solar, Inc.	250,864	2,672
*RailAmerica, Inc.	241,673	2,656
*Hudson Highland Group, Inc.	152,743	2,652
*Power-One, Inc.	432,118	2,601
*Argon ST, Inc.	82,764	2,564
Tennant Co.	47,907	2,491
CIRCOR International, Inc.	94,143	2,416
*SOURCECORP, Inc.	98,763	2,368
*^ FuelCell Energy, Inc.	274,818	2,328
Ameron International Corp.	50,932	2,322
*Encore Wire Corp.	101,916	2,320
United Industrial Corp.	55,147	2,281
*CBIZ Inc.	374,849	2,257
*Clean Harbors Inc.	77,952	2,246
*Sirva Inc.	279,039	2,232
*Commercial Vehicle Group Inc.	118,382	2,223
CDI Corp.	80,882	2,216

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Tredegar Corp.	171,232	2,207
Tecumseh Products Co. Class A	94,447	2,164
*American Reprographics Co.	83,407	2,119
*Frontier Airlines, Inc.	228,512	2,111
*^ Trex Co., Inc.	74,954	2,102
Vicor Corp.	132,324	2,092
*Sequa Corp. Class A	30,069	2,076
Sea Containers Ltd. Class A	165,221	2,072
Bluelinx Holdings Inc.	181,167	2,038
^ HEICO Corp.	78,720	2,037
Cubic Corp.	101,477	2,025
*Electro Rent Corp.	135,154	2,015
*Builders FirstSource, Inc.	93,010	1,988
^ Eagle Bulk Shipping Inc	123,669	1,969
*^ Plug Power, Inc.	374,642	1,922
Ennis, Inc.	104,560	1,900
Standex International Corp.	66,158	1,837
*LECG Corp.	104,212	1,811
*Accuride Corp.	137,592	1,775
*EnerSys	131,224	1,711
Knoll, Inc.	98,305	1,682
American Woodmark Corp.	67,150	1,665
*^ Ionatron Inc.	157,259	1,590
*DiamondCluster International, Inc.	194,766	1,546
*ExpressJet Holdings, Inc.	188,843	1,528
Robbins & Myers, Inc.	73,964	1,505
Lawson Products, Inc.	39,856	1,504
*MTC Technologies, Inc.	54,686	1,497
*^ TurboChef Technologies, Inc.	99,113	1,423
Central Parking Corp.	101,268	1,389
*Infrasource Services Inc.	99,784	1,305
C & D Technologies, Inc.	160,520	1,223
Schawk, Inc.	57,980	1,203
*Huron Consulting Group Inc.	43,599	1,046
*Volt Information Sciences Inc.	53,491	1,017
*Global Power Equipment Group Inc.	223,503	1,010
The Standard Register Co.	60,778	961
HEICO Corp. Class A	21,577	443
Tecumseh Products Co. Class B	6,081	121
*TIMCO Aviation Services, Inc. Warrants Exp. 12/31/07	12,158	--
		1,642,655
Information Technology (15.1%)
*Western Digital Corp.	1,346,172	25,052
Global Payments Inc.	412,987	19,249
*Avnet, Inc.	777,647	18,617
*Integrated Device Technology Inc.	1,259,572	16,601
*ADC Telecommunications, Inc.	733,383	16,384

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Akamai Technologies, Inc.	812,481	16,193
Certegy, Inc.	392,029	15,901
*Tech Data Corp.	371,271	14,732
*Mettler-Toledo International Inc.	265,420	14,651
MoneyGram International, Inc.	540,739	14,102
*Convergys Corp.	885,302	14,032
*F5 Networks, Inc.	243,142	13,905
*Avid Technology, Inc.	247,608	13,559
*Hyperion Solutions Corp.	376,714	13,494
*salesforce.com, Inc.	408,324	13,087
*CNET Networks, Inc.	883,890	12,984
*Sybase, Inc.	571,874	12,501
Acxiom Corp.	527,814	12,140
ADTRAN Inc.	406,895	12,101
*^ Cree, Inc.	477,930	12,063
*Cypress Semiconductor Corp.	845,286	12,045
*Trimble Navigation Ltd.	338,863	12,026
*MICROS Systems, Inc.	240,480	11,620
*Anteon International Corp.	211,027	11,469
*Maxtor Corp.	1,603,898	11,131
Reynolds & Reynolds Class A	394,153	11,064
*Foundry Networks, Inc.	792,222	10,941
*Ciena Corp.	3,655,106	10,856
*CACI International, Inc.	188,995	10,845
*BISYS Group, Inc.	763,873	10,702
*UNOVA, Inc.	312,853	10,574
*Parametric Technology Corp.	1,722,014	10,504
*Microsemi Corp.	376,371	10,410
*Emulex Corp.	525,073	10,391
*Varian Semiconductor Equipment Associates, Inc.	235,184	10,332
Imation Corp.	215,408	9,924
*Andrew Corp.	924,635	9,921
*Websense, Inc.	151,022	9,913
*FLIR Systems, Inc.	439,788	9,820
*Openwave Systems Inc.	560,513	9,792
*ValueClick, Inc.	536,478	9,716
Jack Henry & Associates Inc.	490,696	9,362
*EarthLink, Inc.	842,426	9,359
*Silicon Laboratories Inc.	254,789	9,341
*Polycom, Inc.	610,346	9,338
*^ Rambus Inc.	568,775	9,208
*Electronics for Imaging, Inc.	345,601	9,196
*TIBCO Software Inc.	1,209,435	9,034
*^ Palm, Inc.	282,571	8,986
*BearingPoint, Inc.	1,133,273	8,908
*Benchmark Electronics, Inc.	264,119	8,882
*PMC Sierra Inc.	1,151,912	8,881
*THQ Inc.	372,023	8,873
*3Com Corp.	2,447,315	8,810

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*aQuantive, Inc.	345,811	8,728
*MPS Group, Inc.	637,448	8,714
*ANSYS, Inc.	200,698	8,568
*Semtech Corp.	466,998	8,527
*Atmel Corp.	2,736,782	8,457
Plantronics, Inc.	298,630	8,451
*Avocent Corp.	309,631	8,419
*Kronos, Inc.	200,161	8,379
*Intergraph Corp.	163,671	8,152
FactSet Research Systems Inc.	196,792	8,100
Cognex Corp.	267,112	8,037
*Take-Two Interactive Software, Inc.	450,841	7,980
*Cymer, Inc.	224,435	7,970
Anixter International Inc.	203,531	7,962
*Powerwave Technologies, Inc.	623,827	7,842
*SiRF Technology Holdings, Inc.	246,429	7,344
*^ OmniVision Technologies, Inc.	366,170	7,309
*Tessera Technologies, Inc.	281,520	7,277
*Perot Systems Corp.	513,143	7,256
*Digitas Inc.	566,859	7,097
Belden CDT Inc.	290,235	7,090
*Wind River Systems Inc.	478,002	7,060
*CommScope, Inc.	345,733	6,960
*Progress Software Corp.	243,435	6,909
*Brocade Communications Systems, Inc.	1,697,211	6,908
*Digital Insight Corp.	215,379	6,896
*FileNet Corp.	261,897	6,770
*Transaction Systems Architects, Inc.	235,070	6,768
*Conexant Systems, Inc.	2,992,454	6,763
*eFunds Corp.	286,954	6,726
*Informatica Corp.	555,271	6,663
*ATMI, Inc.	238,217	6,663
*CSG Systems International, Inc.	294,877	6,582
*RF Micro Devices, Inc.	1,191,258	6,445
*Digital River, Inc.	216,571	6,441
*Quest Software, Inc.	434,790	6,344
*Entegris Inc.	670,945	6,320
*Plexus Corp.	275,409	6,263
*Interdigital Communications Corp.	338,890	6,208
*Komag, Inc.	178,949	6,202
*Itron, Inc.	153,011	6,127
*SRA International, Inc.	199,978	6,107
*Cogent Inc.	262,807	5,960
*Arris Group Inc.	624,603	5,915
*Checkpoint Systems, Inc.	239,740	5,910
*RealNetworks, Inc.	760,845	5,904
*Coherent, Inc.	196,971	5,846
Talx Corp.	127,097	5,810
*Nuance Communications, Inc.	755,931	5,768

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*^ j2 Global Communications, Inc.	131,769	5,632
*Equinix, Inc.	137,479	5,604
*Brooks Automation, Inc.	446,845	5,599
*Dycom Industries, Inc.	253,593	5,579
*^ Sonus Networks, Inc.	1,495,868	5,565
United Online, Inc.	390,650	5,555
*FormFactor Inc.	226,007	5,521
*MicroStrategy Inc.	65,854	5,449
*Internet Security Systems, Inc.	258,922	5,424
*ON Semiconductor Corp.	972,027	5,375
*Sycamore Networks, Inc.	1,219,980	5,270
*Trident Microsystems, Inc.	287,868	5,182
*^ UTStarcom, Inc.	636,785	5,132
Black Box Corp.	108,163	5,125
*Skyworks Solutions, Inc.	1,002,528	5,103
*SafeNet, Inc.	158,053	5,092
*Macrovision Corp.	303,441	5,077
*Aeroflex, Inc.	472,157	5,076
*Gartner, Inc. Class A	391,997	5,057
*Global Imaging Systems, Inc.	145,728	5,047
*RSA Security Inc.	448,946	5,042
*Micromuse Inc.	506,381	5,008
*Applied Micro Circuits Corp.	1,933,934	4,970
*Tekelec	354,050	4,921
*Mentor Graphics Corp.	474,686	4,908
*VeriFone Holdings, Inc.	192,026	4,858
*InfoSpace, Inc.	186,286	4,810
*Micrel, Inc.	410,019	4,756
*Wright Express Corp.	215,646	4,744
*WebEx Communications, Inc.	219,094	4,739
*Brightpoint, Inc.	170,285	4,722
*Euronet Worldwide, Inc.	167,102	4,645
*Hutchinson Technology, Inc.	161,874	4,605
*Zoran Corp.	283,438	4,595
*^ Cabot Microelectronics Corp.	154,980	4,546
*Paxar Corp.	230,980	4,534
*DSP Group Inc.	180,889	4,533
*HomeStore, Inc.	886,091	4,519
MAXIMUS, Inc.	122,013	4,477
*Power Integrations, Inc.	186,046	4,430
*Electro Scientific Industries, Inc.	180,965	4,370
*ScanSource, Inc.	79,840	4,366
*Silicon Image, Inc.	479,873	4,343
Gevity HR, Inc.	166,430	4,281
*Epicor Software Corp.	301,325	4,258
*NetIQ Corp.	342,094	4,204
*Advent Software, Inc.	144,860	4,188
Technitrol, Inc.	243,089	4,157
*Rofin-Sinar Technologies Inc.	95,596	4,156

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Adaptec, Inc.	710,512	4,135
*Redback Networks Inc.	292,980	4,119
MTS Systems Corp.	118,672	4,111
*Rogers Corp.	102,681	4,023
*Comtech Telecommunications Corp.	130,302	3,979
*MKS Instruments, Inc.	222,115	3,974
*SERENA Software, Inc.	169,514	3,973
*Witness Systems, Inc.	201,770	3,969
*NETGEAR, Inc.	206,039	3,966
*Lexar Media, Inc.	482,064	3,958
*Genesis Microchip Inc.	216,002	3,907
*ViaSat, Inc.	145,059	3,877
*KEMET Corp.	546,683	3,865
*Littelfuse, Inc.	141,651	3,860
*Diodes Inc.	124,186	3,856
Quality Systems, Inc.	49,609	3,808
*^ Amkor Technology, Inc.	669,478	3,749
*Synaptics Inc.	151,649	3,749
*TriQuint Semiconductor, Inc.	839,299	3,735
*CMGI Inc.	2,444,400	3,715
*Credence Systems Corp.	533,347	3,712
*Manhattan Associates, Inc.	180,987	3,707
*Advanced Digital Information Corp.	377,859	3,699
*Cirrus Logic, Inc.	540,637	3,611
*Photronics Inc.	239,710	3,610
*Keane, Inc.	327,614	3,607
*Opsware, Inc.	528,329	3,587
*iPayment Holdings, Inc.	86,009	3,571
*Quantum Corp.	1,163,915	3,550
*Gateway, Inc.	1,406,534	3,530
*Extreme Networks, Inc.	731,145	3,473
*Dolby Laboratories Inc.	202,811	3,458
*McDATA Corp. Class A	908,191	3,451
*Standard Microsystem Corp.	118,185	3,391
Agilysys, Inc.	182,214	3,320
*Newport Corp.	238,960	3,236
*Blackboard Inc.	110,425	3,200
*Borland Software Corp.	481,383	3,143
*ManTech International Corp.	112,691	3,140
*SPSS, Inc.	101,424	3,137
Park Electrochemical Corp.	119,917	3,115
*Lattice Semiconductor Corp.	717,473	3,099
*Ixia	208,715	3,085
*Ariba, Inc.	418,316	3,075
*FEI Co.	159,474	3,057
*Blue Coat Systems, Inc.	66,702	3,050
*Axcelis Technologies, Inc.	635,628	3,032
Cohu, Inc.	130,372	2,982
*PortalPlayer Inc.	104,309	2,954

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Veeco Instruments, Inc.	170,274	2,951
*Silicon Storage Technology, Inc.	583,527	2,947
*Sapient Corp.	514,301	2,926
*JDA Software Group, Inc.	171,522	2,918
*Kulicke & Soffa Industries, Inc.	328,123	2,901
*AMIS Holdings Inc.	270,765	2,884
Daktronics, Inc.	97,345	2,878
*Open Solutions Inc.	124,450	2,852
*^ Lawson Software Inc.	385,195	2,831
*Secure Computing Corp.	230,230	2,823
*Identix, Inc.	562,632	2,819
*SigmaTel Inc.	214,729	2,813
*^ Marchex, Inc.	124,691	2,804
*Mattson Technology, Inc.	277,718	2,794
*Verint Systems Inc.	80,221	2,765
*Mercury Computer Systems, Inc.	132,563	2,735
*SonicWALL, Inc.	344,449	2,728
*Vignette Corp.	167,009	2,724
*Exar Corp.	216,914	2,716
*Vitesse Semiconductor Corp.	1,383,958	2,657
*^ Finisar Corp.	1,265,812	2,633
Landauer, Inc.	56,858	2,621
Inter-Tel, Inc.	132,130	2,586
*Intrado Inc.	111,670	2,571
*iVillage Inc.	319,630	2,563
*Multi-Fineline Electronix, Inc.	52,969	2,552
*TNS Inc.	130,565	2,504
*webMethods, Inc.	321,769	2,481
*^ Taser International Inc.	349,184	2,437
*Atheros Communications	186,915	2,430
CTS Corp.	219,326	2,426
*Lionbridge Technologies, Inc.	345,543	2,426
infoUSA Inc.	220,341	2,408
*Advanced Energy Industries, Inc.	203,256	2,405
*Ultratech, Inc.	143,899	2,363
Methode Electronics, Inc. Class A	236,220	2,355
*Ciber, Inc.	355,987	2,350
*Kopin Corp.	435,731	2,331
*Harmonic, Inc.	465,504	2,258
*iPass Inc.	342,050	2,244
*Altiris, Inc.	132,407	2,236
*Sonic Solutions, Inc.	146,366	2,212
*TTM Technologies, Inc.	235,245	2,211
*Sykes Enterprises, Inc.	161,347	2,157
*Concur Technologies, Inc.	166,382	2,145
*Interwoven Inc.	252,040	2,135
*^ Novatel Wireless, Inc.	175,207	2,122
*Actel Corp.	160,584	2,044
*Agile Software Corp.	339,193	2,028

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*IXYS Corp.	169,862	1,986
*Applied Films Corp.	94,552	1,964
*Photon Dynamics, Inc.	107,298	1,961
Bel Fuse, Inc. Class B	61,182	1,946
*MRO Software Inc.	137,581	1,932
*InterVoice, Inc.	241,193	1,920
*^ Presstek, Inc.	211,461	1,912
*Tyler Technologies, Inc.	211,458	1,857
*S1 Corp.	420,444	1,829
*Dot Hill Systems Corp.	262,851	1,822
*Excel Technology, Inc.	75,964	1,806
*OSI Systems Inc.	98,167	1,805
*EPIQ Systems, Inc.	96,337	1,786
*Jupitermedia Corp.	120,715	1,784
*Mastec Inc.	169,868	1,779
*Magma Design Automation, Inc.	210,678	1,772
*LTX Corp.	388,895	1,750
*PDF Solutions, Inc.	107,055	1,740
*Asyst Technologies, Inc.	302,641	1,731
*Kanbay International Inc.	108,475	1,724
*Anaren, Inc.	109,179	1,707
*Ditech Communications Corp.	204,227	1,705
*Packeteer, Inc.	214,614	1,668
*CCC Information Services Group	62,634	1,642
*Forrester Research, Inc.	87,230	1,636
*DTS Inc.	110,248	1,632
*MatrixOne, Inc.	325,058	1,622
*^ Universal Display Corp.	152,356	1,601
*JAMDAT Mobile Inc.	60,156	1,599
*Covansys Corp.	117,368	1,597
*Westell Technologies, Inc.	349,138	1,571
*Integrated Silicon Solution, Inc.	233,691	1,505
*RightNow Technologies Inc.	77,398	1,429
*Ness Technologies Inc.	130,408	1,404
*Echelon Corp.	177,168	1,387
*Pixelworks, Inc.	266,432	1,353
*Metrologic Instruments, Inc.	70,085	1,350
Keithley Instruments Inc.	90,190	1,261
*SYNNEX Corp.	82,268	1,243
*Semitool, Inc.	109,292	1,189
*OpenTV Corp.	528,124	1,183
^ Renaissance Learning, Inc.	60,166	1,138
Blackbaud, Inc.	66,255	1,132
*^ FalconStor Software, Inc.	151,051	1,116
Syntel, Inc.	51,783	1,079
*Oplink Communications, Inc.	74,251	1,077
*^ HouseValues, Inc.	80,880	1,054
*NetRatings, Inc.	81,362	1,003
*Ulticom, Inc.	82,235	807

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

QAD Inc.	80,091	612
*Pegasystems Inc.	77,933	570
*McDATA Corp.	39,653	137
Bel Fuse, Inc. Class A	981	25
*Optical Cable Corp. Warrants Exp. 10/24/07	953	1
		1,607,019
Materials (5.3%)
Martin Marietta Materials, Inc.	292,581	22,447
*Crown Holdings, Inc.	1,052,027	20,546
Allegheny Technologies Inc.	519,541	18,745
Lubrizol Corp.	429,231	18,642
Louisiana-Pacific Corp.	665,792	18,289
Florida Rock Industries, Inc.	310,461	15,231
Airgas, Inc.	435,769	14,337
Scotts Miracle-Gro Co.	298,039	13,483
Cabot Corp.	372,414	13,332
RPM International, Inc.	743,813	12,920
^ Cleveland-Cliffs Inc.	138,390	12,257
*FMC Corp.	227,352	12,088
Cytec Industries, Inc.	247,408	11,784
Commercial Metals Co.	312,369	11,726
AptarGroup Inc.	221,127	11,543
Bowater Inc.	353,515	10,860
Reliance Steel & Aluminum Co.	176,900	10,812
Carpenter Technology Corp.	139,985	9,865
Albemarle Corp.	250,367	9,602
Celanese Corp. Series A	501,327	9,585
Potlatch Corp.	183,502	9,355
*Headwaters Inc.	262,886	9,317
Olin Corp.	451,904	8,893
*Nalco Holding Co.	492,269	8,718
Worthington Industries, Inc.	444,623	8,541
Steel Dynamics, Inc.	231,576	8,223
Quanex Corp.	159,738	7,982
*Hercules, Inc.	676,991	7,650
Eagle Materials, Inc.	60,051	7,348
Texas Industries, Inc.	144,594	7,207
Minerals Technologies, Inc.	128,153	7,162
*Oregon Steel Mills, Inc.	224,064	6,592
*^ Titanium Metals Corp.	100,976	6,388
*Coeur d'Alene Mines Corp.	1,580,550	6,322
Georgia Gulf Corp.	204,939	6,234
Eagle Materials, Inc. Class B	52,252	6,154
Longview Fibre Co.	291,000	6,056
H.B. Fuller Co.	182,665	5,858
Silgan Holdings, Inc.	152,431	5,506
*RTI International Metals, Inc.	144,187	5,472

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Symyx Technologies, Inc.	197,659	5,394
*Aleris International Inc.	166,154	5,357
*AK Steel Corp.	660,298	5,249
Sensient Technologies Corp.	283,574	5,076
Ferro Corp.	264,931	4,970
MacDermid, Inc.	173,193	4,832
Greif Inc. Class A	72,629	4,814
Compass Minerals International	189,402	4,648
Spartech Corp.	201,670	4,427
*^ Apex Silver Mines Ltd.	275,808	4,385
*Chaparral Steel Co.	144,214	4,362
Schnitzer Steel Industries, Inc. Class A	142,065	4,346
^ Royal Gold, Inc.	123,513	4,290
Arch Chemicals, Inc.	141,976	4,245
A. Schulman Inc.	193,221	4,158
*W.R. Grace & Co.	422,374	3,970
*Century Aluminum Co.	141,902	3,719
^ Ryerson Tull, Inc.	151,535	3,685
Gibraltar Industries Inc.	159,241	3,653
Wausau Paper Corp.	293,049	3,473
Deltic Timber Corp.	65,490	3,396
*OM Group, Inc.	180,425	3,385
*PolyOne Corp.	522,747	3,361
Glatfelter	236,106	3,350
Metal Management, Inc.	142,514	3,315
*^ Terra Industries, Inc.	587,259	3,289
*Hecla Mining Co.	749,248	3,042
*Stillwater Mining Co.	257,965	2,985
AMCOL International Corp.	141,038	2,894
Neenah Paper Inc.	93,235	2,611
Rock-Tenn Co.	183,240	2,501
Myers Industries, Inc.	164,855	2,404
Westlake Chemical Corp.	82,176	2,367
Schweitzer-Mauduit International, Inc.	91,144	2,259
Chesapeake Corp. of Virginia	124,293	2,110
*Buckeye Technology, Inc.	214,366	1,726
*Caraustar Industries, Inc.	182,162	1,583
Wellman, Inc.	204,585	1,387
*Graphic Packaging Corp.	564,264	1,287
Calgon Carbon Corp.	225,466	1,283
NL Industries, Inc.	61,259	863
		563,523
Telecommunication Services (1.1%)
*Alamosa Holdings, Inc.	874,904	16,282
*^ Level 3 Communications, Inc.	4,188,050	12,020
*Leap Wireless International, Inc.	288,472	10,927
*SBA Communications Corp.	453,317	8,114

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*NeuStar, Inc. Class A	231,808	7,068
*Cincinnati Bell Inc.	1,557,814	5,468
*Dobson Communications Corp.	727,367	5,455
*Price Communications Corp.	337,910	5,025
Commonwealth Telephone Enterprises, Inc.	137,644	4,648
*UbiquiTel Inc.	443,086	4,382
^ USA Mobility, Inc.	152,550	4,229
*IDT Corp. Class B	349,436	4,088
*Premiere Global Services, Inc.	431,255	3,506
*Time Warner Telecom Inc.	318,322	3,135
*General Communication, Inc.	274,452	2,835
*Syniverse Holdings Inc.	127,973	2,675
*Centennial Communications Corp. Class A	164,766	2,557
Valor Communications Group, Inc.	223,514	2,548
*^ Broadwing Corp.	419,097	2,536
Surewest Communications	87,652	2,311
New Skies Satellites Holdings Ltd.	91,448	1,991
Iowa Telecommunications Services Inc.	117,098	1,814
North Pittsburgh Systems, Inc.	85,203	1,608
*Wireless Facilities, Inc.	293,811	1,498
FairPoint Communications, Inc.	144,395	1,496
*IDT Corp.	111,655	1,291
*@ Road, Inc.	230,894	1,208
*^ InPhonic, Inc.	111,636	970
*^ Cogent Communications Group, Inc.	95,667	525
		122,210
Utilities (4.3%)
Aqua America, Inc.	810,464	22,126
*CMS Energy Corp.	1,386,478	20,118
Northeast Utilities	926,986	18,252
AGL Resources Inc.	464,728	16,177
ONEOK, Inc.	606,367	16,148
Energen Corp.	440,216	15,989
National Fuel Gas Co.	505,324	15,761
OGE Energy Corp.	571,135	15,301
Puget Energy, Inc.	728,887	14,884
*Southern Union Co.	596,083	14,085
WPS Resources Corp.	252,868	13,986
UGI Corp. Holding Co.	660,862	13,614
Atmos Energy Corp.	508,053	13,291
^ Hawaiian Electric Industries Inc.	511,655	13,252
Great Plains Energy, Inc.	472,024	13,198
Vectren Corp.	481,122	13,067
Westar Energy, Inc.	548,272	11,788
^ Piedmont Natural Gas, Inc.	485,071	11,719
NICOR Inc.	279,185	10,975
PNM Resources Inc.	412,865	10,111

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Sierra Pacific Resources	744,046	9,702
WGL Holdings Inc.	307,808	9,253
*Aquila, Inc.	2,359,482	8,494
Peoples Energy Corp.	241,185	8,458
*Dynegy, Inc.	1,711,561	8,284
Duquesne Light Holdings, Inc.	491,356	8,019
ALLETE, Inc.	179,867	7,914
IDACORP, Inc.	267,043	7,824
New Jersey Resources Corp.	173,729	7,278
NorthWestern Corp.	224,944	6,989
UniSource Energy Corp.	219,350	6,844
Black Hills Corp.	196,435	6,799
Cleco Corp.	315,920	6,587
Southwest Gas Corp.	242,265	6,396
*El Paso Electric Co.	303,470	6,385
Northwest Natural Gas Co.	174,238	5,955
Avista Corp.	307,120	5,439
South Jersey Industries, Inc.	178,294	5,195
Otter Tail Corp.	175,235	5,078
CH Energy Group, Inc.	99,475	4,566
MGE Energy, Inc.	129,248	4,383
California Water Service Group	110,491	4,224
UIL Holdings Corp.	88,311	4,061
The Laclede Group, Inc.	126,776	3,703
^ Empire District Electric Co.	164,147	3,337
American States Water Co.	105,810	3,259
SJW Corp.	43,166	1,964
Ormat Technologies Inc.	49,854	1,303
		461,535
Total Common Stocks
(Cost $7,852,570)		10,612,006

Vanguard Small-Cap Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Temporary Cash Investments (4.5%)1
Money Market Fund (4.5%)
2Vanguard Market Liquidity Fund, 4.274%	34,765,495	34,765
2Vanguard Market Liquidity Fund, 4.274%	443,049,000	443,049
		477,814
	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
3Federal National Mortgage Assn
43.969%, 1/11/06	3,000	2,997
Total Temporary Cash Investments
(Cost $480,811)		480,811
Total Investments (104.3%)
(Cost $8,333,381)		11,092,817
Other Assets and Liabilities--Net (-4.3%)		-454,732
Net Assets (100%)		10,638,085

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)
Common Stocks (99.8%)[1]

Consumer Discretionary (17.5%)
*O'Reilly Automotive, Inc.	249,489	7,986
*The Cheesecake Factory Inc.	174,817	6,536
*ITT Educational Services, Inc.	108,621	6,421
Barnes & Noble, Inc.	140,201	5,982
*Laureate Education Inc.	105,068	5,517
*Penn National Gaming, Inc.	166,514	5,487
*La Quinta Corp. REIT	473,924	5,280
Polaris Industries, Inc.	99,026	4,971
*Education Management Corp.	148,202	4,966
SCP Pool Corp.	123,951	4,613
*Panera Bread Co.	69,339	4,554
*Pacific Sunwear of California, Inc.	176,325	4,394
Applebee's International, Inc.	185,404	4,188
*Timberland Co.	128,533	4,184
*Sonic Corp.	140,437	4,143
*Tractor Supply Co.	78,085	4,134
*Scientific Games Corp.	147,430	4,022
*Gaylord Entertainment Co.	89,685	3,909
Ruby Tuesday, Inc.	148,513	3,845
Choice Hotel International, Inc.	84,348	3,522
Thor Industries, Inc.	86,448	3,464
*Aeropostale, Inc.	130,072	3,421
*Valassis Communications, Inc.	117,050	3,403
*Jarden Corp.	112,805	3,401
Harte-Hanks, Inc.	128,511	3,391
*Men's Wearhouse, Inc.	114,657	3,376
Ryland Group, Inc.	46,749	3,372
John Wiley & Sons Class A	85,659	3,344
*The Goodyear Tire & Rubber Co.	185,896	3,231
Strayer Education, Inc.	33,773	3,165
*P.F. Chang's China Bistro, Inc.	61,833	3,069
*Guitar Center, Inc.	60,952	3,048
*Zale Corp.	120,051	3,019
*R.H. Donnelley Corp.	48,510	2,989
*Carter's, Inc.	50,743	2,986
*Marvel Entertainment, Inc.	182,219	2,985
*^ Netflix.com, Inc.	106,859	2,892
*Gamestop Corp Class B	99,619	2,879
*The Warnaco Group, Inc.	106,868	2,856
*Dick's Sporting Goods, Inc.	84,866	2,821
Arbitron Inc.	74,200	2,818
*DeVry, Inc.	140,515	2,810
*CEC Entertainment Inc.	82,320	2,802
Catalina Marketing Corp.	109,267	2,770
Matthews International Corp.	75,240	2,739
The Yankee Candle Co., Inc.	103,846	2,658
*Coldwater Creek Inc.	85,919	2,623

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*The Children's Place Retail Stores, Inc.	51,912	2,565
*PETCO Animal Supplies, Inc.	115,189	2,528
*Corinthian Colleges, Inc.	213,411	2,514
*Fossil, Inc.	116,496	2,506
*Hovnanian Enterprises Inc. Class A	50,237	2,494
Winnebago Industries, Inc.	73,436	2,444
*^ Nutri/System Inc.	67,752	2,440
*Rare Hospitality International Inc.	79,704	2,422
*Champion Enterprises, Inc.	177,653	2,420
*Hibbett Sporting Goods, Inc.	83,790	2,386
*Bright Horizons Family Solutions, Inc.	64,265	2,381
*Pinnacle Entertainment, Inc.	95,711	2,365
*The Pantry, Inc.	48,856	2,296
*Insight Enterprises, Inc.	114,140	2,238
*Select Comfort Corp.	80,385	2,199
*Too Inc.	77,759	2,194
*Sotheby's Holdings Class A	114,445	2,101
ADVO, Inc.	73,753	2,078
*^ Shuffle Master, Inc.	82,585	2,076
*Genesco, Inc.	53,159	2,062
*The Dress Barn, Inc.	52,656	2,033
*Tenneco Automotive, Inc.	103,180	2,023
Warner Music Group Corp.	104,595	2,016
Interactive Data Corp.	87,413	1,985
*RCN Corp.	84,174	1,974
K-Swiss, Inc.	60,254	1,955
Standard Pacific Corp.	53,047	1,952
CBRL Group, Inc.	54,931	1,931
*Life Time Fitness, Inc.	49,094	1,870
Aaron Rents, Inc. Class B	87,626	1,847
*Vail Resorts Inc.	54,815	1,811
*Papa John's International, Inc.	30,219	1,792
*Red Robin Gourmet Burgers	34,501	1,758
*Meritage Corp.	27,298	1,718
*The Gymboree Corp.	73,373	1,717
*Columbia Sportswear Co.	35,577	1,698
MDC Holdings, Inc.	27,373	1,697
*Universal Technical Institute Inc.	52,523	1,625
*Big Lots Inc.	133,755	1,606
CKE Restaurants Inc.	118,878	1,606
Christopher & Banks Corp.	83,944	1,576
Jackson Hewitt Tax Service Inc.	56,362	1,562
*ProQuest Co.	55,951	1,562
*Gemstar-TV Guide International, Inc.	598,105	1,561
*Texas Roadhouse, Inc.	98,037	1,524
*Hot Topic, Inc.	106,427	1,517
Tuesday Morning Corp.	72,363	1,514
*^ Blue Nile Inc.	37,051	1,494
Triarc Cos., Inc. Class B	100,405	1,491
*Emmis Communications, Inc.	74,376	1,481

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Brookfield Homes Corp.	29,499	1,467
Fred's, Inc.	89,006	1,448
*Alliance Gaming Corp.	108,182	1,409
*Blount International, Inc.	87,147	1,388
*California Pizza Kitchen, Inc.	43,249	1,383
*Guess ?, Inc.	36,549	1,301
*Steiner Leisure Ltd.	36,322	1,292
*Jos. A. Bank Clothiers, Inc.	28,679	1,245
*MarineMax, Inc.	39,407	1,244
*GameStop Corp Class A	38,911	1,238
Maytag Corp.	65,788	1,238
*priceline.com, Inc.	55,318	1,235
*Radio One, Inc. Class D	119,190	1,234
Domino's Pizza, Inc.	50,351	1,218
*^ Cabela's Inc.	73,150	1,214
Stein Mart, Inc.	66,576	1,208
*Tempur-Pedic International Inc.	104,698	1,204
*99 Cents Only Stores	114,328	1,196
The Pep Boys (Manny, Moe &Jack)	80,311	1,196
*Keystone Automotive Industries, Inc.	37,452	1,179
Finish Line, Inc.	66,683	1,162
*Charter Communications, Inc.	928,741	1,133
*CKX, Inc.	85,588	1,113
*Fleetwood Enterprises, Inc.	85,926	1,061
*Steak n Shake Co.	62,237	1,055
Big 5 Sporting Goods Corp.	47,952	1,050
*^ Isle of Capri Casinos, Inc.	42,358	1,032
Sinclair Broadcast Group, Inc.	109,209	1,005
*Volcom, Inc.	28,402	966
Stage Stores, Inc.	32,252	960
*Drew Industries, Inc.	33,988	958
*RC2 Corp.	26,718	949
*Entravision Communications Corp.	133,232	949
*Visteon Corp.	150,965	945
*J. Jill Group, Inc.	47,689	908
^ Pre-Paid Legal Services, Inc.	23,505	898
*ValueVision Media, Inc.	69,244	872
^ Nautilus Inc.	45,948	857
*DSW Inc. Class A	32,496	852
*WMS Industries, Inc.	33,648	844
Ambassadors Group, Inc.	35,945	823
*Morningstar, Inc.	23,337	808
*Stamps.com Inc.	35,196	808
*Charlotte Russe Holding Inc.	38,728	807
*^ Overstock.com, Inc.	28,594	805
*Mediacom Communications Corp.	146,600	805
*^ Leapfrog Enterprises, Inc.	68,505	798
*Denny's Corp.	191,984	774
*Vertrue Inc.	21,743	768
*^ Build-A-Bear-Workshop, Inc.	25,815	765

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*^ TiVo Inc.	146,092	748
*Alderwoods Group, Inc.	47,080	747
*William Lyon Homes, Inc.	7,127	719
*^ Conn's, Inc.	19,191	708
*GSI Commerce, Inc.	46,528	702
UniFirst Corp.	22,381	696
*Playboy Enterprises, Inc. Class B	49,575	689
*^ Avatar Holding, Inc.	12,354	679
*New York & Co., Inc.	31,727	673
*^ Martha Stewart Living Omnimedia, Inc.	36,311	633
*Zumiez Inc.	14,154	612
*MTR Gaming Group Inc.	56,912	592
bebe stores, inc	42,120	591
*Great Wolf Resorts, Inc.	53,324	550
*Educate, Inc.	45,117	532
*Harris Interactive Inc.	122,498	528
Blockbuster Inc. Class A	138,418	519
*^ Audible, Inc.	39,936	513
Journal Register Co.	34,034	509
*Salem Communications Corp.	28,544	499
*Spanish Broadcasting System, Inc.	94,482	483
*Citi Trends Inc.	10,640	454
*^ Palm Harbor Homes, Inc.	24,136	454
*PRIMEDIA Inc.	246,552	397
*Saga Communications, Inc.	36,110	393
*1-800-FLOWERS.COM, Inc.	61,010	392
Marine Products Corp.	36,281	381
*^ Krispy Kreme Doughnuts, Inc.	65,475	376
*Interface, Inc.	42,746	351
*^ Magna Entertainment Corp. Class A	49,124	351
*drugstore.com, Inc.	120,259	343
Blockbuster Inc. Class B	85,439	285
*A.C. Moore Arts & Crafts, Inc.	17,684	257
*Regent Communications, Inc.	50,398	234
Beasley Broadcast Group, Inc.	15,569	210
*Radio One, Inc.	6,122	63
Triarc Cos., Inc. Class A	116	2
		350,523
Consumer Staples (2.2%)
Church & Dwight, Inc.	150,485	4,971
*Rite Aid Corp.	1,224,547	4,261
Pilgrim's Pride Corp.	101,577	3,368
Flowers Foods, Inc.	120,984	3,334
Casey's General Stores, Inc.	106,125	2,632
Nu Skin Enterprises, Inc.	139,752	2,457
*^ Hansen Natural Corp.	31,102	2,451
*United Natural Foods, Inc.	86,659	2,288
*NBTY, Inc.	133,951	2,177

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Central Garden and Pet Co.	43,133	1,982
*Herbalife Ltd.	58,234	1,894
*Chattem, Inc.	37,193	1,353
*Central European Distribution Corp.	33,418	1,341
Seaboard Corp.	887	1,340
*Playtex Products, Inc.	87,340	1,194
*USANA Health Sciences, Inc.	26,515	1,017
*Peet's Coffee & Tea Inc.	31,119	944
*Wild Oats Markets Inc.	61,132	738
Tootsie Roll Industries, Inc.	24,995	723
*The Great Atlantic & Pacific Tea Co., Inc.	21,386	680
*Revlon, Inc. Class A	199,792	619
*Boston Beer Co., Inc. Class A	21,155	529
^ Mannatech, Inc.	38,109	526
Sanderson Farms, Inc.	12,629	386
Arden Group Inc. Class A	3,165	288
Coca-Cola Bottling Co.	4,585	197
		43,690
Energy (9.5%)
Range Resources Corp.	304,224	8,013
Helmerich & Payne, Inc.	120,901	7,485
*Plains Exploration & Production Co.	174,706	6,941
Massey Energy Co.	180,555	6,838
*FMC Technologies Inc.	153,050	6,569
*Cal Dive International, Inc.	173,046	6,211
*Denbury Resources, Inc.	268,303	6,112
Todco Class A	143,356	5,456
*Unit Corp.	91,439	5,032
St. Mary Land & Exploration Co.	132,649	4,883
Frontier Oil Corp.	125,025	4,692
*Quicksilver Resources, Inc.	97,917	4,113
Western Gas Resources, Inc.	85,498	4,026
Tidewater Inc.	87,883	3,907
*Superior Energy Services, Inc.	164,612	3,465
*Grey Wolf, Inc.	427,267	3,303
Foundation Coal Holdings, Inc.	83,713	3,181
*Encore Acquisition Co.	98,358	3,151
*Oceaneering International, Inc.	61,576	3,065
*Maverick Tube Corp.	75,890	3,025
*Comstock Resources, Inc.	95,501	2,914
*Oil States International, Inc.	91,747	2,907
*Cheniere Energy, Inc.	78,061	2,905
*Hydrill Co.	46,130	2,888
*KCS Energy, Inc.	117,230	2,839
*SEACOR Holdings Inc.	40,815	2,780
Holly Corp.	47,007	2,767
*Bill Barrett Corp.	66,129	2,553
*Atwood Oceanics, Inc.	32,264	2,518

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Parker Drilling Co.	227,693	2,466
*TETRA Technologies, Inc.	79,566	2,428
Berry Petroleum Class A	42,223	2,415
CARBO Ceramics Inc.	42,310	2,391
*Core Laboratories NV	61,181	2,286
*Global Industries Ltd.	200,385	2,274
*W-H Energy Services, Inc.	65,948	2,182
World Fuel Services Corp.	63,504	2,141
*^ KFX, Inc.	123,828	2,119
*NS Group Inc.	47,311	1,978
*Remington Oil & Gas Corp.	53,777	1,963
*Energy Partners, Ltd.	84,141	1,833
Cabot Oil & Gas Corp.	40,250	1,815
*^ Delta Petroleum Corp.	79,252	1,725
*Warren Resources Inc.	107,661	1,703
*Atlas America, Inc.	28,279	1,703
*ATP Oil & Gas Corp.	44,472	1,646
*Giant Industries, Inc.	31,516	1,638
*Petrohawk Energy Corp.	123,153	1,628
*Newpark Resources, Inc.	205,064	1,565
*Pioneer Drilling Co.	87,182	1,563
*Hornbeck Offshore Services, Inc.	47,627	1,557
*Alpha Natural Resources, Inc.	80,303	1,543
*James River Coal Co.	36,871	1,408
RPC Inc.	52,703	1,388
*Hanover Compressor Co.	98,178	1,385
*Petroleum Development Corp.	38,996	1,300
*Carrizo Oil & Gas, Inc.	50,954	1,259
Penn Virginia Corp.	21,801	1,251
OMI Corp.	67,251	1,221
*Brigham Exploration Co.	100,854	1,196
*Input/Output, Inc.	167,206	1,175
*Dril-Quip, Inc.	22,549	1,064
*Gulfmark Offshore, Inc.	35,746	1,059
*Veritas DGC Inc.	28,268	1,003
Crosstex Energy, Inc.	13,609	858
*^ Syntroleum Corp.	90,845	820
*Goodrich Petroleum Corp.	31,961	804
*PetroQuest Energy, Inc.	94,147	780
W&T Offshore, Inc.	25,271	743
*Bois d'Arc Energy, Inc.	45,213	717
*^ GeoGlobal Resources Inc.	51,875	662
*Endeavor International Corp.	139,781	461
		189,655
Financials (6.9%)
*CB Richard Ellis Group, Inc.	146,147	8,601
*Affiliated Managers Group, Inc.	80,496	6,460
HCC Insurance Holdings, Inc.	168,719	5,008

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Nasdaq Stock Market Inc.	133,257	4,688
East West Bancorp, Inc.	124,531	4,544
Jones Lang Lasalle Inc.	81,838	4,121
Waddell & Reed Financial, Inc.	196,331	4,117
National Financial Partners Corp.	77,083	4,051
*SVB Financial Group	82,462	3,863
UCBH Holdings, Inc.	215,200	3,848
Cathay General Bancorp	105,825	3,803
*Covanta Holding Corp.	248,408	3,741
Jefferies Group, Inc.	75,451	3,394
International Bancshares Corp.	104,764	3,076
Wintrust Financial Corp.	55,615	3,053
^ The First Marblehead Corp.	77,619	2,551
Equity Lifestyle Properties, Inc. REIT	51,900	2,310
CVB Financial Corp.	107,461	2,183
*Investment Technology Group, Inc.	60,977	2,161
United Community Banks, Inc.	79,404	2,117
Boston Private Financial Holdings, Inc.	69,087	2,102
Global Signal, Inc. REIT	48,216	2,081
Mills Corp. REIT	46,240	1,939
*Signature Bank	65,400	1,836
*International Securities Exchange, Inc.	65,930	1,814
Financial Federal Corp.	38,956	1,732
*Alleghany Corp.	6,032	1,713
*Nelnet, Inc.	42,067	1,711
Calamos Asset Management, Inc.	54,101	1,702
Gold Banc Corp., Inc.	86,391	1,574
Zenith National Insurance Corp.	32,267	1,488
Prosperity Bancshares, Inc.	51,769	1,488
PrivateBancorp, Inc.	41,825	1,488
optionsXpress Holdings Inc.	58,030	1,425
Greenhill & Co., Inc.	25,302	1,421
Sterling Financial Corp.	52,649	1,315
*Universal American Financial Corp.	82,564	1,245
*Texas Capital Bancshares, Inc.	54,174	1,214
*Argonaut Group, Inc.	35,110	1,151
BankUnited Financial Corp.	43,152	1,147
Bank of the Ozarks, Inc.	29,248	1,079
LaSalle Hotel Properties REIT	29,260	1,074
Old Second Bancorp, Inc.	35,037	1,071
Delphi Financial Group, Inc.	23,278	1,071
Fidelity Bankshares, Inc.	32,592	1,066
*World Acceptance Corp.	37,250	1,062
Hanmi Financial Corp.	59,284	1,059
FelCor Lodging Trust, Inc. REIT	59,797	1,029
Hilb, Rogal and Hamilton Co.	26,361	1,015
*Accredited Home Lenders Holding Co.	19,331	958
UICI	26,482	940
*Tejon Ranch Co.	23,290	930
*GFI Group Inc.	18,962	899

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

R.L.I. Corp.	17,860	891
*Asset Acceptance Capital Corp.	39,257	882
*Western Alliance Bancorp	29,446	880
*Navigators Group, Inc.	18,477	806
Cash America International Inc.	34,249	794
Scottish Re Group Ltd.	32,000	786
*Ocwen Financial Corp.	88,328	768
*Trammell Crow Co.	27,878	715
Advance America Cash Advance Centers Inc.	57,209	709
S.Y. Bancorp, Inc.	27,720	694
Commercial Capital Bancorp, Inc.	36,147	619
CoBiz Inc.	33,668	614
Extra Space Storage Inc. REIT	38,843	598
*Collegiate Funding Services, Inc.	30,222	597
*Encore Capital Group, Inc.	34,087	591
*MarketAxess Holdings, Inc.	49,533	566
*eSPEED, Inc. Class A	67,738	522
Highland Hospitality Corp. REIT	41,183	455
Advanta Corp. Class B	13,858	450
Gamco Investors Inc. Class A	8,018	349
Direct General Corp.	19,014	321
NetBank, Inc.	38,457	276
Bristol West Holdings, Inc.	12,634	240
Affordable Residential Communities REIT	21,507	205
Advanta Corp. Class A	4,657	140
National Interstate Corp.	6,658	127
*Primus Guaranty, Ltd.	8,616	112
Zions Bancorp	3	--
		137,236
Health Care (20.8%)
*Intuitive Surgical, Inc.	77,955	9,142
Dade Behring Holdings Inc.	187,132	7,652
*Renal Care Group, Inc.	159,863	7,563
Pharmaceutical Product Development, Inc.	121,761	7,543
*Inamed Corp.	85,296	7,479
*Cytyc Corp.	263,551	7,440
*Affymetrix, Inc.	149,894	7,157
*Covance, Inc.	146,365	7,106
PerkinElmer, Inc.	290,528	6,845
*Charles River Laboratories, Inc.	160,139	6,785
*ResMed Inc.	169,066	6,477
*Protein Design Labs, Inc.	227,542	6,467
*Cerner Corp.	70,264	6,388
*Vertex Pharmaceuticals, Inc.	224,635	6,216
*Respironics, Inc.	166,899	6,187
*Edwards Lifesciences Corp.	140,424	5,843
*Gen-Probe Inc.	119,099	5,811
*IDEXX Laboratories Corp.	76,377	5,498

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Neurocrine Biosciences, Inc.	86,497	5,426
*VCA Antech, Inc.	184,070	5,191
Cooper Cos., Inc.	98,317	5,044
*Pediatrix Medical Group, Inc.	55,711	4,934
*Techne Corp.	85,864	4,821
*Sierra Health Services, Inc.	60,248	4,817
*LifePoint Hospitals, Inc.	120,294	4,511
Mentor Corp.	91,073	4,197
Medicis Pharmaceutical Corp.	127,446	4,085
*Alkermes, Inc.	211,525	4,044
STERIS Corp.	159,781	3,998
*ICOS Corp.	142,673	3,942
Valeant Pharmaceuticals International	217,196	3,927
*Hologic, Inc.	103,534	3,926
*Sybron Dental Specialties, Inc.	94,782	3,773
*OSI Pharmaceuticals, Inc.	133,173	3,734
*United Therapeutics Corp.	50,835	3,514
*American Healthways Inc.	75,408	3,412
*Psychiatric Solutions, Inc.	56,694	3,330
*United Surgical Partners International, Inc.	103,242	3,319
*Nektar Therapeutics	200,221	3,296
*Ventana Medical Systems, Inc.	76,216	3,228
*Advanced Medical Optics, Inc.	76,368	3,192
*MGI Pharma, Inc.	180,320	3,094
*Haemonetics Corp.	61,870	3,023
*Beverly Enterprises, Inc.	256,818	2,997
*Sunrise Senior Living, Inc.	84,698	2,855
*Andrx Group	171,922	2,832
*Apria Healthcare Group Inc.	116,289	2,804
*ViroPharma Inc.	149,125	2,766
*Kyphon Inc.	65,539	2,676
*Cubist Pharmaceuticals, Inc.	125,689	2,671
*Abgenix, Inc.	123,385	2,654
*WellCare Health Plans Inc.	64,389	2,630
*Centene Corp.	99,687	2,621
*American Medical Systems Holdings, Inc.	146,277	2,608
*Bio-Rad Laboratories, Inc. Class A	39,841	2,607
*CV Therapeutics, Inc.	104,434	2,583
*IDX Systems Corp.	58,599	2,574
*Par Pharmaceutical Cos. Inc.	80,298	2,517
Diagnostic Products Corp.	51,633	2,507
*Kos Pharmaceuticals, Inc.	48,453	2,506
*Immucor Inc.	106,571	2,489
*ArthroCare Corp.	58,011	2,445
*Dionex Corp.	47,612	2,337
*PSS World Medical, Inc.	153,511	2,278
LCA-Vision Inc.	45,792	2,176
*Intermagnetics General Corp.	66,441	2,119
*Telik, Inc.	122,080	2,074
*Biosite Inc.	36,420	2,050

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Varian, Inc.	48,947	1,948
*The Medicines Co.	110,765	1,933
*Thoratec Corp.	92,716	1,918
*Viasys Healthcare Inc.	74,075	1,904
PolyMedica Corp.	56,555	1,893
*Merge Technologies, Inc.	74,926	1,876
*Theravance, Inc.	82,995	1,869
*Salix Pharmaceuticals, Ltd.	106,234	1,868
*Matria Healthcare, Inc.	48,169	1,867
*BioMarin Pharmaceutical Inc.	172,943	1,864
*Eclipsys Corp.	97,298	1,842
*^ Martek Biosciences Corp.	74,107	1,824
*Regeneron Pharmaceuticals, Inc.	113,819	1,815
*Onyx Pharmaceuticals, Inc.	61,758	1,776
*^ AtheroGenics, Inc.	88,759	1,776
*Exelixis, Inc.	185,450	1,747
*Medarex, Inc.	123,415	1,709
*eResearch Technology, Inc.	112,430	1,698
*American Retirement Corp.	65,923	1,657
*The TriZetto Group, Inc.	95,853	1,629
*Cyberonics, Inc.	50,118	1,619
*Integra LifeSciences Holdings	45,008	1,596
*AmSurg Corp.	69,740	1,594
*Per-Se Technologies, Inc.	65,909	1,540
*Ventiv Health, Inc.	63,096	1,490
*Amedisys Inc.	34,816	1,471
*Serologicals Corp.	73,718	1,455
*LifeCell Corp.	75,466	1,439
*Wright Medical Group, Inc.	67,601	1,379
*Inverness Medical Innovations, Inc.	57,853	1,372
*Digene Corp.	46,926	1,369
*Dendrite International, Inc.	94,850	1,367
Arrow International, Inc.	47,144	1,367
*HealthExtras, Inc.	54,342	1,364
*^ SurModics, Inc.	36,815	1,362
*Magellan Health Services, Inc.	42,766	1,345
*K-V Pharmaceutical Co. Class A	64,808	1,335
*Orthofix International NV	33,447	1,334
*Greatbatch, Inc.	50,621	1,317
*^ Geron Corp.	150,396	1,295
*SonoSite, Inc.	36,529	1,279
*Adolor Corp.	86,921	1,269
*PAREXEL International Corp.	61,122	1,238
*AMN Healthcare Services, Inc.	62,111	1,229
*Myogen, Inc.	40,157	1,211
*Illumina, Inc.	85,446	1,205
*Myriad Genetics, Inc.	57,778	1,202
*Connetics Corp.	82,211	1,188
*Human Genome Sciences, Inc.	137,676	1,179
*Kindred Healthcare, Inc.	45,258	1,166

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*ICU Medical, Inc.	29,331	1,150
*First Horizon Pharmaceutical Corp.	65,914	1,137
*Aspect Medical Systems, Inc.	33,053	1,135
*PRA International	39,660	1,116
*^ Laserscope	49,555	1,113
*Keryx Biopharmaceuticals, Inc.	74,760	1,094
*Lifeline Systems, Inc.	29,855	1,091
*InterMune Inc.	64,836	1,089
*Encysive Pharmaceuticals, Inc.	136,226	1,075
*Conor Medsystems, Inc.	55,374	1,071
Meridian Bioscience Inc.	51,533	1,038
*Tanox, Inc.	63,161	1,034
*Pharmion Corp.	56,089	997
*Genesis Healthcare Corp.	27,131	991
*Odyssey Healthcare, Inc.	52,524	979
*Symbion, Inc.	42,444	976
*Applera Corp.-Celera Genomics Group	86,615	949
*Alexion Pharmaceuticals, Inc.	46,632	944
*Momenta Pharmaceuticals, Inc.	42,790	943
*Radiation Therapy Services, Inc.	26,676	942
*Symmetry Medical Inc.	48,546	941
*DJ Orthopedics Inc.	33,233	917
*^ Allscripts Healthcare Solutions, Inc.	68,264	915
*^ Foxhollow Technologies Inc.	30,305	903
*Idenix Pharmaceuticals Inc.	52,421	897
*OraSure Technologies, Inc.	100,637	888
*Molina Healthcare Inc.	32,498	866
*Zymogenetics, Inc.	50,052	851
*Noven Pharmaceuticals, Inc.	55,427	839
*NPS Pharmaceuticals Inc.	70,437	834
*ARIAD Pharmaceuticals, Inc.	141,290	827
*NDCHealth Corp.	42,508	817
*Isis Pharmaceuticals, Inc.	154,912	812
*^ Align Technology, Inc.	122,796	795
*New River Pharmaceuticals Inc.	14,897	773
*Gentiva Health Services, Inc.	51,998	766
*Progenics Pharmaceuticals, Inc.	30,587	765
*Conceptus, Inc.	60,442	763
*Enzon Pharmaceuticals, Inc.	102,663	760
*IntraLase Corp.	42,236	753
*Merit Medical Systems, Inc.	59,973	728
*^ MannKind Corp.	64,589	727
National Healthcare Corp.	18,683	698
*Threshold Pharmaceuticals, Inc.	47,821	691
*Panacos Pharmaceuticals Inc.	95,003	658
*^ SFBC International, Inc.	41,055	657
*Incyte Corp.	114,211	610
*Discovery Laboratories, Inc.	88,414	591
*deCODE genetics, Inc.	70,904	586
*Zoll Medical Corp.	22,466	566

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Kensey Nash Corp.	23,961	528
*Inspire Pharmaceuticals, Inc.	98,428	500
*^ NitroMed, Inc.	35,656	497
*ImmunoGen, Inc.	96,461	495
*VistaCare, Inc.	39,548	494
*NeoPharm, Inc.	44,434	479
*K-V Pharmaceutical Co. Class B	22,927	472
*Nabi Biopharmaceuticals	138,976	470
*Bruker BioSciences Corp.	94,485	459
*Dendreon Corp.	81,265	440
Young Innovations, Inc.	12,567	428
*Enzo Biochem, Inc.	32,140	399
*Cross Country Healthcare, Inc.	21,285	378
*^ ev3 Inc.	23,277	343
*Trimeris, Inc.	28,544	328
*Cell Genesys, Inc.	53,674	318
*Diversa Corp.	63,278	304
*Rigel Pharmaceuticals, Inc.	35,318	295
*CorVel Corp.	15,177	288
*Lexicon Genetics Inc.	73,750	269
Vital Signs, Inc.	5,190	222
*GTx, Inc.	28,129	213
*Alliance Imaging, Inc.	34,642	206
*Maxygen Inc.	27,067	203
*^ Antigenics, Inc.	41,039	195
		417,023
Industrials (15.9%)
Joy Global Inc.	285,335	11,413
*AMR Corp.	418,101	9,294
The Corporate Executive Board Co.	93,681	8,403
Roper Industries Inc.	200,101	7,906
Oshkosh Truck Corp.	170,778	7,615
Ametek, Inc.	164,271	6,988
CNF Inc.	123,044	6,877
*McDermott International, Inc.	145,763	6,502
*Thomas & Betts Corp.	142,106	5,963
*Stericycle, Inc.	99,083	5,834
Landstar System, Inc.	137,460	5,738
Graco, Inc.	153,406	5,596
Donaldson Co., Inc.	175,228	5,572
JLG Industries, Inc.	119,765	5,468
*Wesco International, Inc.	110,645	4,728
Herman Miller, Inc.	163,737	4,616
Walter Industries, Inc.	90,964	4,523
The Toro Co.	101,261	4,432
MSC Industrial Direct Co., Inc. Class A	105,704	4,251
*Navistar International Corp.	147,902	4,233
*Corrections Corp. of America REIT	92,512	4,160

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

UTI Worldwide, Inc.	44,223	4,106
Engineered Support Systems, Inc.	97,913	4,077
*Copart, Inc.	169,309	3,904
*Foster Wheeler Ltd.	105,620	3,885
*Waste Connections, Inc.	110,096	3,794
*BE Aerospace, Inc.	168,366	3,704
Actuant Corp.	63,350	3,535
The Manitowoc Co., Inc.	67,188	3,374
The Brink's Co.	69,057	3,309
*Armor Holdings, Inc.	77,004	3,284
Simpson Manufacturing Co.	90,228	3,280
*AirTran Holdings, Inc.	204,603	3,280
*West Corp.	73,332	3,091
*Gardner Denver Inc.	60,593	2,987
*^ US Airways Group Inc.	80,089	2,975
Florida East Coast Industries, Inc. Class A	68,778	2,914
*Hexcel Corp.	159,214	2,874
Wabtec Corp.	106,102	2,854
*Resources Connection, Inc.	106,385	2,772
*Continental Airlines, Inc. Class B	129,859	2,766
*EGL, Inc.	72,919	2,740
Forward Air Corp.	74,167	2,718
Knight Transportation, Inc.	130,009	2,695
*ESCO Technologies Inc.	59,774	2,659
*Kirby Corp.	50,193	2,619
*Labor Ready, Inc.	124,858	2,600
*Ceradyne, Inc.	59,011	2,585
*Navigant Consulting, Inc.	116,625	2,563
Bucyrus International, Inc.	47,967	2,528
Werner Enterprises, Inc.	121,093	2,386
*Acco Brands Corp.	96,430	2,363
Pacer International, Inc.	87,750	2,287
Heartland Express, Inc.	112,652	2,286
HNI Corp.	40,876	2,245
Administaff, Inc.	52,159	2,193
Watson Wyatt & Co. Holdings	78,572	2,192
Mine Safety Appliances Co.	60,276	2,183
*Genesee & Wyoming Inc. Class A	57,856	2,172
*Teledyne Technologies, Inc.	74,303	2,162
*^ Energy Conversion Devices, Inc.	52,962	2,158
*Tetra Tech, Inc.	133,878	2,098
*The Advisory Board Co.	42,676	2,034
The Timken Co.	60,259	1,929
*Old Dominion Freight Line, Inc.	70,112	1,892
*Shaw Group, Inc.	64,846	1,886
*Beacon Roofing Supply, Inc.	64,594	1,856
*Alaska Air Group, Inc.	50,981	1,821
G & K Services, Inc. Class A	45,998	1,805
*CoStar Group, Inc.	41,083	1,774
*USG Corp.	26,880	1,747

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Orbital Sciences Corp.	126,460	1,624
*Portfolio Recovery Associates, Inc.	34,842	1,618
*Mobile Mini, Inc.	33,276	1,577
*Quanta Services, Inc.	116,885	1,539
ElkCorp	42,756	1,439
Rollins, Inc.	72,696	1,433
*FTI Consulting, Inc.	51,557	1,415
Freightcar America Inc.	29,411	1,414
*Heidrick & Struggles International, Inc.	43,872	1,406
UAP Holding Corp.	64,913	1,326
*Coinstar, Inc.	56,724	1,295
Healthcare Services Group, Inc.	62,004	1,284
*The Middleby Corp.	14,790	1,279
*GenCorp, Inc.	70,711	1,255
*CRA International Inc.	25,835	1,232
*Insituform Technologies Inc. Class A	63,064	1,222
*Amerco, Inc.	16,370	1,180
*Teletech Holdings Inc.	93,274	1,124
*Republic Airways Holdings Inc.	73,040	1,110
*Perini Corp.	45,859	1,107
Raven Industries, Inc.	38,124	1,100
*A.S.V., Inc.	43,973	1,097
*ABX Air, Inc.	136,993	1,073
*II-VI, Inc.	58,203	1,040
EDO Corp.	37,915	1,026
*Evergreen Solar, Inc.	93,343	994
*Hudson Highland Group, Inc.	56,570	982
*Power-One, Inc.	160,544	966
*Argon ST, Inc.	30,755	953
Franklin Electric, Inc.	23,533	930
*Cenveo Inc.	65,640	864
*Encore Wire Corp.	37,932	863
United Industrial Corp.	20,605	852
*American Reprographics Co.	31,014	788
*^ Trex Co., Inc.	27,899	783
*Frontier Airlines, Inc.	84,662	782
Vicor Corp.	49,346	780
*NCI Building Systems, Inc.	17,384	738
*^ Plug Power, Inc.	138,605	711
*LECG Corp.	38,703	673
*Accuride Corp.	51,248	661
*General Cable Corp.	32,481	640
*Astec Industries, Inc.	19,126	625
American Woodmark Corp.	24,990	620
*^ Ionatron Inc.	58,386	590
*DiamondCluster International, Inc.	72,267	574
*ExpressJet Holdings, Inc.	70,390	569
*MTC Technologies, Inc.	20,370	558
*Clean Harbors Inc.	18,804	542
*Commercial Vehicle Group Inc.	28,581	537

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*^ TurboChef Technologies, Inc.	36,823	529
*Griffon Corp.	21,388	509
*Infrasource Services Inc.	37,046	485
*Builders FirstSource, Inc.	22,452	480
*Interline Brands, Inc.	19,931	453
Schawk, Inc.	21,468	445
*^ FuelCell Energy, Inc.	50,999	432
*Huron Consulting Group Inc.	16,164	388
*Global Power Equipment Group Inc.	82,967	375
Knoll, Inc.	18,485	316
Cubic Corp.	12,953	259
*TIMCO Aviation Services, Inc. Warrants Exp. 12/31/07	1,437	--
		319,514
Information Technology (22.2%)
*Western Digital Corp.	499,888	9,303
Global Payments Inc.	153,331	7,147
*Akamai Technologies, Inc.	301,707	6,013
Certegy, Inc.	145,553	5,904
*Mettler-Toledo International Inc.	98,663	5,446
MoneyGram International, Inc.	200,903	5,240
*F5 Networks, Inc.	90,392	5,170
*Avid Technology, Inc.	91,864	5,031
*Hyperion Solutions Corp.	139,983	5,014
*salesforce.com, Inc.	151,447	4,854
*CNET Networks, Inc.	328,433	4,825
Acxiom Corp.	195,833	4,504
ADTRAN Inc.	151,169	4,496
*^ Cree, Inc.	177,524	4,481
*Trimble Navigation Ltd.	125,891	4,468
*Cypress Semiconductor Corp.	313,497	4,467
*MICROS Systems, Inc.	89,349	4,317
*Anteon International Corp.	78,426	4,262
*Maxtor Corp.	594,891	4,129
*Foundry Networks, Inc.	294,203	4,063
*CACI International, Inc.	70,298	4,034
*BISYS Group, Inc.	283,392	3,970
*UNOVA, Inc.	116,077	3,923
*Parametric Technology Corp.	639,876	3,903
*Microsemi Corp.	139,682	3,864
*Emulex Corp.	194,945	3,858
*Websense, Inc.	56,059	3,680
*FLIR Systems, Inc.	163,233	3,645
*Openwave Systems Inc.	208,068	3,635
*ValueClick, Inc.	199,262	3,609
Jack Henry & Associates Inc.	182,425	3,481
*EarthLink, Inc.	312,641	3,473
*Silicon Laboratories Inc.	94,677	3,471
*Polycom, Inc.	226,396	3,464

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Rambus Inc.	211,017	3,416
*TIBCO Software Inc.	448,493	3,350
*PMC Sierra Inc.	427,431	3,295
*THQ Inc.	138,063	3,293
*aQuantive, Inc.	128,449	3,242
*ANSYS, Inc.	74,659	3,187
*Semtech Corp.	173,582	3,170
Plantronics, Inc.	110,797	3,136
*Avocent Corp.	114,919	3,125
*Kronos, Inc.	74,550	3,121
*Intergraph Corp.	60,782	3,028
FactSet Research Systems Inc.	73,152	3,011
*Take-Two Interactive Software, Inc.	167,330	2,962
*Cymer, Inc.	83,371	2,961
*SiRF Technology Holdings, Inc.	91,489	2,726
*^ OmniVision Technologies, Inc.	136,059	2,716
*Tessera Technologies, Inc.	104,719	2,707
*Digitas Inc.	210,350	2,634
*Wind River Systems Inc.	177,469	2,621
*Progress Software Corp.	90,329	2,564
*Brocade Communications Systems, Inc.	629,763	2,563
*Digital Insight Corp.	79,898	2,558
*Transaction Systems Architects, Inc.	87,357	2,515
*FileNet Corp.	97,175	2,512
*eFunds Corp.	106,429	2,495
*ATMI, Inc.	88,429	2,473
*Digital River, Inc.	80,498	2,394
*RF Micro Devices, Inc.	441,679	2,389
*Quest Software, Inc.	161,390	2,355
*Interdigital Communications Corp.	125,660	2,302
*Itron, Inc.	56,770	2,273
*SRA International, Inc.	74,330	2,270
*Cogent Inc.	97,537	2,212
*RealNetworks, Inc.	281,986	2,188
*Coherent, Inc.	73,029	2,168
Talx Corp.	47,124	2,154
*Nuance Communications, Inc.	280,497	2,140
*j2 Global Communications, Inc.	48,852	2,088
*Equinix, Inc.	51,057	2,081
*^ Sonus Networks, Inc.	552,901	2,057
*FormFactor Inc.	83,889	2,049
*Atmel Corp.	659,989	2,039
*MicroStrategy Inc.	24,412	2,020
*Internet Security Systems, Inc.	96,072	2,013
*ON Semiconductor Corp.	360,490	1,994
Cognex Corp.	64,539	1,942
*Varian Semiconductor Equipment Associates, Inc.	43,671	1,918
*^ UTStarcom, Inc.	235,270	1,896
*Macrovision Corp.	113,029	1,891
*Aeroflex, Inc.	175,334	1,885

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Global Imaging Systems, Inc.	54,270	1,879
*Micromuse Inc.	188,482	1,864
*Applied Micro Circuits Corp.	717,489	1,844
*Tekelec	131,817	1,832
*VeriFone Holdings, Inc.	71,495	1,809
*InfoSpace, Inc.	69,212	1,787
*Micrel, Inc.	152,714	1,771
*Wright Express Corp.	80,348	1,768
*WebEx Communications, Inc.	81,594	1,765
*Brightpoint, Inc.	63,261	1,754
*Euronet Worldwide, Inc.	62,285	1,732
*Cabot Microelectronics Corp.	57,573	1,689
*DSP Group Inc.	67,198	1,684
*HomeStore, Inc.	329,461	1,680
MAXIMUS, Inc.	45,205	1,659
*Benchmark Electronics, Inc.	48,977	1,647
*Power Integrations, Inc.	68,984	1,643
*Sybase, Inc.	74,485	1,628
*ScanSource, Inc.	29,708	1,624
*Silicon Image, Inc.	178,754	1,618
*Informatica Corp.	134,327	1,612
Gevity HR, Inc.	61,847	1,591
*Epicor Software Corp.	112,313	1,587
*NetIQ Corp.	127,460	1,566
*Advent Software, Inc.	53,960	1,560
*Rofin-Sinar Technologies Inc.	35,477	1,542
MTS Systems Corp.	44,291	1,534
*Redback Networks Inc.	109,019	1,533
*Rogers Corp.	38,173	1,496
*SERENA Software, Inc.	63,224	1,482
*Comtech Telecommunications Corp.	48,466	1,480
*Witness Systems, Inc.	75,033	1,476
*Lexar Media, Inc.	179,673	1,475
*NETGEAR, Inc.	76,394	1,471
*Genesis Microchip Inc.	80,343	1,453
*ViaSat, Inc.	53,948	1,442
*Diodes Inc.	46,110	1,432
Quality Systems, Inc.	18,482	1,419
*Ciena Corp.	475,748	1,413
*^ Amkor Technology, Inc.	249,420	1,397
*Synaptics Inc.	56,203	1,389
*CMGI Inc.	910,410	1,384
*Manhattan Associates, Inc.	67,461	1,382
*Advanced Digital Information Corp.	140,133	1,372
*Cirrus Logic, Inc.	201,406	1,345
*Photronics Inc.	89,321	1,345
*Keane, Inc.	121,910	1,342
*Opsware, Inc.	196,423	1,334
*iPayment Holdings, Inc.	31,866	1,323
*Dolby Laboratories Inc.	75,659	1,290

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Trident Microsystems, Inc.	69,502	1,251
*CSG Systems International, Inc.	54,772	1,223
*Gartner, Inc. Class A	94,484	1,219
*Electronics for Imaging, Inc.	44,968	1,197
*Blackboard Inc.	40,936	1,186
*ManTech International Corp.	41,918	1,168
*SPSS, Inc.	37,599	1,163
*Ixia	77,586	1,147
*3Com Corp.	317,915	1,144
*FEI Co.	59,441	1,139
*Blue Coat Systems, Inc.	24,668	1,128
*PortalPlayer Inc.	38,753	1,097
*Silicon Storage Technology, Inc.	216,876	1,095
*Sapient Corp.	191,186	1,088
*Kulicke & Soffa Industries, Inc.	122,049	1,079
Daktronics, Inc.	36,285	1,073
*AMIS Holdings Inc.	100,361	1,069
*Open Solutions Inc.	46,094	1,056
*SigmaTel Inc.	79,905	1,047
*Identix, Inc.	208,850	1,046
*Secure Computing Corp.	85,333	1,046
*^ Marchex, Inc.	46,409	1,044
*Mattson Technology, Inc.	103,367	1,040
*Verint Systems Inc.	29,745	1,025
*Mercury Computer Systems, Inc.	49,175	1,014
*Vignette Corp.	62,045	1,012
*SonicWALL, Inc.	127,499	1,010
*Exar Corp.	80,241	1,005
*Finisar Corp.	468,355	974
Inter-Tel, Inc.	48,989	959
*Intrado Inc.	41,519	956
*iVillage Inc.	118,777	953
*Multi-Fineline Electronix, Inc.	19,555	942
*TNS Inc.	48,665	933
*webMethods, Inc.	119,334	920
*^ Taser International Inc.	129,315	903
*Lionbridge Technologies, Inc.	128,556	902
*Atheros Communications	69,255	900
infoUSA Inc.	81,883	895
*Advanced Energy Industries, Inc.	75,487	893
*Ultratech, Inc.	53,701	882
*Kopin Corp.	162,024	867
*Extreme Networks, Inc.	176,072	836
*Harmonic, Inc.	172,045	834
*Altiris, Inc.	49,399	834
*iPass Inc.	126,479	830
*Sonic Solutions, Inc.	54,284	820
*TTM Technologies, Inc.	86,986	818
*Plexus Corp.	35,696	812
*Komag, Inc.	23,409	811

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*Concur Technologies, Inc.	61,448	792
*^ Novatel Wireless, Inc.	64,769	784
*Checkpoint Systems, Inc.	31,137	768
*Agile Software Corp.	125,402	750
*IXYS Corp.	62,856	735
*Applied Films Corp.	35,048	728
*Photon Dynamics, Inc.	39,634	725
United Online, Inc.	50,607	720
*MRO Software Inc.	51,094	717
*Littelfuse, Inc.	26,277	716
*InterVoice, Inc.	89,137	710
*Presstek, Inc.	78,264	708
*TriQuint Semiconductor, Inc.	155,516	692
*Tyler Technologies, Inc.	78,205	687
*S1 Corp.	156,351	680
*Excel Technology, Inc.	28,267	672
*OSI Systems Inc.	36,414	670
*EPIQ Systems, Inc.	35,739	663
*Jupitermedia Corp.	44,765	662
*Skyworks Solutions, Inc.	129,720	660
*SafeNet, Inc.	20,424	658
*Magma Design Automation, Inc.	77,941	655
*Gateway, Inc.	260,512	654
*PDF Solutions, Inc.	39,892	648
*Kanbay International Inc.	40,498	644
*Asyst Technologies, Inc.	111,787	639
*Vitesse Semiconductor Corp.	332,872	639
*Standard Microsystem Corp.	21,970	630
*Ditech Communications Corp.	75,396	630
*Packeteer, Inc.	79,887	621
*CCC Information Services Group	23,467	615
*DTS Inc.	40,898	605
*MatrixOne, Inc.	120,629	602
*^ Universal Display Corp.	56,837	597
*JAMDAT Mobile Inc.	22,313	593
*Covansys Corp.	43,570	593
*Westell Technologies, Inc.	129,621	583
*Ariba, Inc.	77,468	569
*RightNow Technologies Inc.	28,718	530
*Echelon Corp.	66,041	517
*Pixelworks, Inc.	98,860	502
*KEMET Corp.	70,997	502
*Metrologic Instruments, Inc.	26,058	502
*OpenTV Corp.	195,808	439
*Ciber, Inc.	66,027	436
Renaissance Learning, Inc.	22,309	422
Blackbaud, Inc.	24,353	416
*^ FalconStor Software, Inc.	56,018	414
Syntel, Inc.	19,163	399
*Sykes Enterprises, Inc.	29,780	398

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*^ HouseValues, Inc.	30,000	391
*Veeco Instruments, Inc.	22,270	386
*JDA Software Group, Inc.	22,397	381
*NetRatings, Inc.	30,129	371
*Lawson Software Inc.	50,184	369
*Mastec Inc.	31,908	334
*Forrester Research, Inc.	16,308	306
*Ness Technologies Inc.	24,628	265
QAD Inc.	29,645	226
*LTX Corp.	49,558	223
*Integrated Silicon Solution, Inc.	30,279	195
*Ulticom, Inc.	14,854	146
*Oplink Communications, Inc.	9,530	138
*Pegasystems Inc.	10,115	74
		444,368
Materials (3.2%)
*Crown Holdings, Inc.	390,698	7,630
Florida Rock Industries, Inc.	115,397	5,661
Scotts Miracle-Gro Co.	110,791	5,012
Cleveland-Cliffs Inc.	51,414	4,554
Reliance Steel & Aluminum Co.	65,778	4,020
Celanese Corp. Series A	186,163	3,559
Allegheny Technologies Inc.	96,389	3,478
*Headwaters Inc.	97,634	3,460
Airgas, Inc.	105,065	3,457
*Nalco Holding Co.	182,972	3,240
*^ Titanium Metals Corp.	37,572	2,377
*Coeur d'Alene Mines Corp.	585,912	2,344
*RTI International Metals, Inc.	53,557	2,032
*Symyx Technologies, Inc.	73,539	2,007
Greif Inc. Class A	27,132	1,798
*W.R. Grace & Co.	157,350	1,479
*Hecla Mining Co.	277,059	1,125
AMCOL International Corp.	52,369	1,075
Steel Dynamics, Inc.	30,129	1,070
Royal Gold, Inc.	29,892	1,038
MacDermid, Inc.	32,314	902
Deltic Timber Corp.	15,916	825
Silgan Holdings, Inc.	19,890	718
Schnitzer Steel Industries, Inc. Class A	18,442	564
*Stillwater Mining Co.	33,696	390
*Graphic Packaging Corp.	136,958	312
		64,127
Telecommunication Services (1.4%)
*Alamosa Holdings, Inc.	324,951	6,047
*^ Level 3 Communications, Inc.	1,553,409	4,458

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

*SBA Communications Corp.	167,804	3,004
*NeuStar, Inc. Class A	86,104	2,625
*Dobson Communications Corp.	269,903	2,024
*UbiquiTel Inc.	165,045	1,632
*Cincinnati Bell Inc.	376,474	1,321
*Premiere Global Services, Inc.	160,765	1,307
*Syniverse Holdings Inc.	47,482	992
*Centennial Communications Corp. Class A	61,177	950
*Time Warner Telecom Inc.	76,629	755
*General Communication, Inc.	66,129	683
*Wireless Facilities, Inc.	109,002	556
*IDT Corp. Class B	45,763	535
*@ Road, Inc.	85,539	447
*^ InPhonic, Inc.	41,169	358
*^ Broadwing Corp.	54,726	331
*Cogent Communications Group, Inc.	35,513	195
*IDT Corp.	14,180	164
		28,384
Utilities (0.2%)
Aqua America, Inc.	150,482	4,108
Ormat Technologies Inc.	18,574	486
		4,594
Total Common Stocks
(Cost $1,617,356)		1,999,114

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2005

Shares	Market Value ($000)

Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.2%)
2Vanguard Market Liquidity Fund, 4.274%	6,626,043	6,626
2Vanguard Market Liquidity Fund, 4.274%	57,227,360	57,227
		63,853
	Face
	Amount
	($000)
U.S. Government Obligation (0.0%)
3Federal National Mortgage Assn
44.363%, 3/15/06	1,000	992
Total Temporary Cash Investments
(Cost $64,845)		64,845
Total Investments (103.0%)
(Cost $1,682,201)		2,063,959

Other Assets and Liabilities--Net (-3.0%)		-59,600
Net Assets (100%)		2,004,359

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $992,000 have been segregated as initial margin for open futures contracts.

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

	Shares	Market Value ($000)
Common Stocks (99.8%)[1]

Consumer Discretionary (13.4%)
BorgWarner, Inc.	264,785	16,054
^ Beazer Homes USA, Inc.	195,171	14,216
*AnnTaylor Stores Corp.	341,119	11,775
Claire's Stores, Inc.	396,493	11,586
Service Corp. International	1,395,740	11,417
Snap-On Inc.	270,739	10,169
*Saks Inc.	523,431	8,825
OfficeMax, Inc.	331,173	8,399
Regis Corp.	210,564	8,121
*Payless ShoeSource, Inc.	315,530	7,920
Dillard's Inc.	315,460	7,830
*Quiksilver, Inc.	555,151	7,683
*Charming Shoppes, Inc.	561,062	7,406
Standard Pacific Corp.	195,929	7,210
Borders Group, Inc.	328,935	7,128
*Tommy Hilfiger Corp.	429,784	6,980
Ryland Group, Inc.	93,378	6,735
Reader's Digest Association, Inc.	441,088	6,713
Lee Enterprises, Inc.	179,468	6,624
*Rent-A-Center, Inc.	350,410	6,609
American Greetings Corp. Class A	294,892	6,479
*The Goodyear Tire & Rubber Co.	370,999	6,448
MDC Holdings, Inc.	101,317	6,280
Wolverine World Wide, Inc.	269,717	6,058
*Jack in the Box Inc.	166,225	5,806
Ethan Allen Interiors, Inc.	157,753	5,763
Tupperware Corp.	252,035	5,646
*Linens 'n Things, Inc.	212,149	5,643
Phillips-Van Heusen Corp.	172,133	5,577
Orient-Express Hotel Ltd.	175,124	5,520
Furniture Brands International Inc.	232,890	5,200
*Aztar Corp.	166,679	5,065
Dana Corp.	703,035	5,048
Media General, Inc. Class A	98,854	5,012
Modine Manufacturing Co.	146,447	4,773
*Scholastic Corp.	165,185	4,709
*Entercom Communications Corp.	158,638	4,707
Maytag Corp.	242,911	4,572
*WCI Communities, Inc.	169,717	4,557
Building Materials Holding Corp.	66,692	4,549
Callaway Golf Co.	320,858	4,441
*TRW Automotive Holdings Corp.	162,401	4,279

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

ArvinMeritor, Inc.	295,971	4,259
Cooper Tire & Rubber Co.	272,484	4,174
IHOP Corp.	82,141	3,853
CBRL Group, Inc.	109,494	3,849
Bob Evans Farms, Inc.	166,006	3,828
Burlington Coat Factory Warehouse Corp.	94,301	3,792
United Auto Group, Inc.	98,269	3,754
American Axle & Manufacturing Holdings, Inc.	201,867	3,700
Oxford Industries, Inc.	67,399	3,687
*The Sports Authority, Inc.	115,206	3,586
*LKQ Corp.	102,262	3,540
Liberty Corp.	75,232	3,522
Pier 1 Imports Inc.	402,355	3,513
*CCE Spinco, Inc.	264,888	3,470
Brown Shoe Co., Inc.	81,491	3,458
*Meritage Corp.	54,347	3,420
*^ Six Flags, Inc.	434,943	3,353
Citadel Broadcasting Corp.	247,633	3,328
^ La-Z-Boy Inc.	242,089	3,283
*R.H. Donnelley Corp.	52,111	3,211
*Group 1 Automotive, Inc.	101,870	3,202
*Big Lots Inc.	265,646	3,190
*CSK Auto Corp.	211,334	3,187
Talbots Inc.	114,328	3,181
Kellwood Co.	130,051	3,106
Cato Corp. Class A	142,868	3,064
*Cumulus Media Inc.	242,095	3,004
Sonic Automotive, Inc.	131,860	2,938
Blyth, Inc.	134,221	2,812
*Hovnanian Enterprises Inc. Class A	54,030	2,682
Hollinger International, Inc.	298,334	2,673
Ameristar Casinos, Inc.	117,587	2,669
*Source Interlink Cos., Inc.	237,556	2,642
*Cox Radio, Inc.	186,794	2,630
Stewart Enterprises, Inc. Class A	471,227	2,549
Speedway Motorsports, Inc.	72,095	2,500
*JAKKS Pacific, Inc.	118,611	2,484
*Ryan's Restaurant Group, Inc.	195,719	2,360
Journal Communications, Inc.	169,178	2,360
^ Superior Industries International, Inc.	105,878	2,357
The Marcus Corp.	99,656	2,342
M/I Homes, Inc.	56,983	2,315
The Stride Rite Corp.	169,704	2,301
Lithia Motors, Inc.	72,530	2,280
Bandag, Inc.	51,165	2,183
Landry's Restaurants, Inc.	80,769	2,157
*Helen of Troy Ltd.	132,633	2,137
Russell Corp.	155,065	2,087
Lone Star Steakhouse & Saloon, Inc.	86,908	2,063

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

*Prestige Brands Holdings Inc.	163,347	2,042
Technical Olympic USA, Inc.	96,694	2,039
*K2 Inc.	199,993	2,022
Gray Television, Inc.	201,844	1,982
Stage Stores, Inc.	64,431	1,919
*Visteon Corp.	301,284	1,886
Journal Register Co.	125,440	1,875
*Aftermarket Technology Corp.	95,533	1,857
Levitt Corp. Class A	78,360	1,782
*Cost Plus, Inc.	103,054	1,767
Monaco Coach Corp.	130,927	1,741
Steven Madden, Ltd.	59,517	1,740
Jackson Hewitt Tax Service Inc.	60,555	1,678
Oakley, Inc.	112,435	1,652
*Skechers U.S.A., Inc.	106,565	1,633
*O'Charley's Inc.	104,730	1,624
Courier Corp.	46,047	1,581
AFC Enterprises, Inc.	103,506	1,565
Movado Group, Inc.	81,670	1,495
*Alderwoods Group, Inc.	93,902	1,490
Churchill Downs, Inc.	39,477	1,450
*Lin TV Corp.	126,863	1,413
*Radio One, Inc. Class D	134,461	1,392
Kenneth Cole Productions, Inc.	53,784	1,371
CSS Industries, Inc.	44,079	1,354
World Wrestling Entertainment, Inc.	89,801	1,318
Domino's Pizza, Inc.	54,268	1,313
The Buckle, Inc.	40,178	1,295
The Pep Boys (Manny, Moe & Jack)	86,469	1,288
Finish Line, Inc.	71,900	1,252
Handleman Co.	100,163	1,244
*Audiovox Corp.	88,367	1,225
Skyline Corp.	33,505	1,220
*Fisher Communications, Inc.	28,703	1,189
Arctic Cat, Inc.	58,087	1,165
Kimball International, Inc. Class B	109,560	1,165
*Fleetwood Enterprises, Inc.	92,707	1,145
*Multimedia Games Inc.	120,681	1,116
Haverty Furniture Cos., Inc.	86,235	1,112
*Jo-Ann Stores, Inc.	92,305	1,089
Sauer-Danfoss, Inc.	55,799	1,050
^ Blockbuster Inc. Class A	275,317	1,032
*RC2 Corp.	28,802	1,023
*Asbury Automotive Group, Inc.	61,391	1,010
*West Marine, Inc.	69,384	970
Nautilus Inc.	49,624	926
*4Kids Entertainment Inc.	58,569	919
*WMS Industries, Inc.	36,044	904
*Earle M. Jorgensen Co.	94,706	874

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

*^ Krispy Kreme Doughnuts, Inc.	131,221	753
*FTD Group, Inc.	69,445	722
Sturm, Ruger & Co., Inc.	101,806	714
^ Movie Gallery, Inc.	126,611	710
*Interface, Inc.	86,374	710
*^ Magna Entertainment Corp. Class A	97,222	694
*^ Martha Stewart Living Omnimedia, Inc.	39,068	681
Dover Downs Gaming & Entertainment, Inc.	45,538	644
Russ Berrie and Co., Inc.	54,124	618
Xerium Technologies Inc.	72,077	606
Deb Shops, Inc.	19,829	590
Blockbuster Inc. Class B	169,702	565
*A.C. Moore Arts & Crafts, Inc.	35,210	512
*Regent Communications, Inc.	56,617	263
Bandag, Inc. Class A	5,567	201
*Radio One, Inc.	164	2
		521,746
Consumer Staples (2.6%)
*Del Monte Foods Co.	933,141	9,733
*BJ's Wholesale Club, Inc.	319,171	9,435
Corn Products International, Inc.	332,822	7,951
*Ralcorp Holdings, Inc.	138,768	5,538
Universal Corp. (VA)	120,328	5,217
*Performance Food Group Co.	174,628	4,954
Longs Drug Stores, Inc.	131,904	4,800
Lancaster Colony Corp.	128,185	4,749
Chiquita Brands International, Inc.	195,849	3,919
Delta & Pine Land Co.	160,561	3,695
*Spectrum Brands Inc.	178,605	3,627
*Hain Celestial Group, Inc.	169,234	3,581
Ruddick Corp.	166,585	3,545
*TreeHouse Foods Inc.	144,060	2,697
*Elizabeth Arden, Inc.	122,724	2,462
^ Vector Group Ltd.	116,559	2,118
*Herbalife Ltd.	62,538	2,034
WD-40 Co.	74,140	1,947
Weis Markets, Inc.	44,352	1,909
J &J Snack Foods Corp.	32,078	1,906
Lance, Inc.	98,166	1,829
Alliance One International, Inc.	397,375	1,550
Tootsie Roll Industries, Inc.	50,145	1,451
Sanderson Farms, Inc.	46,792	1,429
*The Great Atlantic & Pacific Tea Co., Inc.	42,515	1,351
The Topps Co., Inc.	180,559	1,342
Premium Standard Farms Inc.	73,677	1,102
*Gold Kist Inc.	72,499	1,084
Ingles Markets, Inc.	56,264	881

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Alico, Inc.	19,063	861
Farmer Brothers, Inc.	37,928	734
Coca-Cola Bottling Co.	9,467	407
		99,838
Energy (3.5%)
Vintage Petroleum, Inc.	266,638	14,220
*Forest Oil Corp.	261,357	11,910
*Kinder Morgan Management, LLC	213,481	9,705
*Houston Exploration Co.	134,444	7,099
*Whiting Petroleum Corp.	168,301	6,732
Cabot Oil & Gas Corp.	149,045	6,722
*Lone Star Technologies, Inc.	126,373	6,528
Overseas Shipholding Group Inc.	129,188	6,510
*Swift Energy Co.	133,825	6,031
*Universal Compression Holdings, Inc.	139,575	5,739
*Stone Energy Corp.	113,458	5,166
USEC Inc.	403,545	4,822
OMI Corp.	249,505	4,528
Western Gas Resources, Inc.	91,712	4,319
Tidewater Inc.	94,201	4,188
General Maritime Corp.	108,601	4,022
*Veritas DGC Inc.	104,723	3,717
*Maverick Tube Corp.	81,358	3,243
*Cheniere Energy, Inc.	83,891	3,122
Lufkin Industries	61,181	3,051
*Offshore Logistics, Inc.	103,665	3,027
*Hanover Compressor Co.	198,767	2,805
Penn Virginia Corp.	43,376	2,490
* ^Enbridge Energy Management LLC	45,869	2,080
*The Meridian Resource Corp.	405,036	1,701
*Harvest Natural Resources, Inc.	175,878	1,562
Resource America, Inc.	77,159	1,316
W&T Offshore, Inc.	27,280	802
		137,157
Financials (38.2%)
*Conseco, Inc.	707,306	16,388
Colonial BancGroup, Inc.	649,305	15,466
United Dominion Realty Trust REIT	642,264	15,055
SL Green Realty Corp. REIT	196,379	15,001
Federal Realty Investment Trust REIT	246,737	14,965
Rayonier Inc. REIT	354,478	14,126
Camden Property Trust REIT	243,744	14,118
Arden Realty Group, Inc. REIT	313,841	14,069
Reckson Associates Realty Corp. REIT	386,561	13,908
Ventas, Inc. REIT	433,975	13,896

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

StanCorp Financial Group, Inc.	258,850	12,930
Pan Pacific Retail Properties, Inc. REIT	190,654	12,753
^ Thornburg Mortgage, Inc. REIT	480,336	12,585
Sky Financial Group, Inc.	451,921	12,572
Bank of Hawaii Corp.	242,807	12,514
Mack-Cali Realty Corp. REIT	289,607	12,511
Shurgard Storage Centers, Inc. Class A REIT	219,123	12,426
Cullen/Frost Bankers, Inc.	221,294	11,879
Webster Financial Corp.	252,249	11,830
IndyMac Bancorp, Inc.	297,338	11,602
CenterPoint Properties Corp. REIT	228,150	11,289
CBL & Associates Properties, Inc. REIT	282,003	11,142
Wilmington Trust Corp.	285,497	11,109
BRE Properties Inc. Class A REIT	239,299	10,883
Hanover Insurance Group Inc.	250,320	10,456
AmerUs Group Co.	181,976	10,312
HRPT Properties Trust REIT	982,474	10,169
Trizec Properties, Inc. REIT	435,972	9,992
Raymond James Financial, Inc.	259,463	9,774
FirstMerit Corp.	371,395	9,623
Essex Property Trust, Inc. REIT	102,666	9,466
Endurance Specialty Holdings Ltd.	263,434	9,444
CarrAmerica Realty Corp. REIT	271,293	9,395
Washington Federal Inc.	406,404	9,343
Health Care Inc. REIT	269,910	9,150
The South Financial Group, Inc.	331,239	9,122
Westcorp, Inc.	134,313	8,947
Crescent Real Estate, Inc. REIT	448,984	8,899
*Philadelphia Consolidated Holding Corp.	91,815	8,878
KKR Financial Corp. REIT	367,423	8,814
Hudson United Bancorp	208,101	8,674
Ohio Casualty Corp.	302,015	8,553
Realty Income Corp. REIT	392,030	8,476
^ New Century REIT, Inc.	234,965	8,475
Alexandria Real Estate Equities, Inc. REIT	105,119	8,462
Prentiss Properties Trust REIT	206,081	8,383
Kilroy Realty Corp. REIT	135,316	8,376
Platinum Underwriters Holdings, Ltd.	267,096	8,299
Colonial Properties Trust REIT	197,482	8,290
Taubman Co. REIT	237,537	8,254
*Arch Capital Group Ltd.	148,522	8,131
Westamerica Bancorporation	152,036	8,069
First Industrial Realty Trust REIT	208,218	8,016
NewAlliance Bancshares, Inc.	537,959	7,822
Whitney Holdings Corp.	281,341	7,754
American Financial Group, Inc.	199,145	7,629
Healthcare Realty Trust Inc. REIT	223,652	7,441
First Niagara Financial Group, Inc.	510,766	7,391
Brandywine Realty Trust REIT	263,089	7,343

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

BancorpSouth, Inc.	329,957	7,282
Pacific Capital Bancorp	204,422	7,273
^ Friedman, Billings, Ramsey Group, Inc. REIT	734,248	7,269
American Financial Realty Trust REIT	602,694	7,232
Fremont General Corp.	310,013	7,202
American Home Mortgage Investment Corp.	220,395	7,178
Mills Corp. REIT	171,042	7,174
Post Properties, Inc. REIT	178,812	7,144
^ Montpelier Re Holdings Ltd.	375,882	7,104
First Midwest Bancorp, Inc.	201,941	7,080
Selective Insurance Group	132,783	7,051
Reinsurance Group of America, Inc.	146,742	7,008
Old National Bancorp	321,431	6,956
Aspen Insurance Holdings Ltd.	290,092	6,866
Nationwide Health Properties, Inc. REIT	315,662	6,755
*ProAssurance Corp.	137,668	6,696
Downey Financial Corp.	97,731	6,684
Sunstone Hotel Investors, Inc. REIT	241,483	6,416
Pennsylvania REIT	171,240	6,398
IPC Holdings Ltd.	233,407	6,391
Maguire Properties, Inc. REIT	206,815	6,391
Commerce Group, Inc.	110,070	6,305
^ Annaly Mortgage Management Inc. REIT	573,837	6,278
Assured Guaranty Ltd.	245,280	6,228
Trustmark Corp.	225,992	6,208
Corporate Office Properties Trust, Inc. REIT	174,290	6,194
Highwood Properties, Inc. REIT	215,200	6,122
Greater Bay Bancorp	238,125	6,101
Chittenden Corp.	217,616	6,052
Washington REIT	197,297	5,988
United Bankshares, Inc.	168,654	5,943
Home Properties, Inc. REIT	144,558	5,898
^ The Phoenix Cos., Inc.	423,047	5,770
Umpqua Holdings Corp.	197,922	5,647
Texas Regional Bancshares, Inc.	197,334	5,585
MAF Bancorp, Inc.	134,738	5,575
Provident Financial Services Inc.	299,334	5,541
Park National Corp.	53,560	5,497
HCC Insurance Holdings, Inc.	181,080	5,374
BioMed Realty Trust, Inc. REIT	218,432	5,330
Provident Bankshares Corp.	153,880	5,197
Susquehanna Bancshares, Inc.	218,853	5,182
Lexington Corporate Properties Trust REIT	242,329	5,162
Senior Housing Properties Trust REIT	302,661	5,118
Cousins Properties, Inc. REIT	177,408	5,021
LandAmerica Financial Group, Inc.	80,302	5,011
Commercial Net Lease Realty REIT	239,269	4,874
Max Re Capital Ltd.	187,201	4,862
Newcastle Investment Corp. REIT	194,861	4,842

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Citizens Banking Corp.	172,355	4,783
*Knight Capital Group, Inc. Class A	474,454	4,692
EastGroup Properties, Inc. REIT	103,046	4,654
Mid-America Apartment Communities, Inc. REIT	95,820	4,647
Central Pacific Financial Co.	128,237	4,606
AMLI Residential Properties Trust REIT	119,936	4,563
U-Store-It Trust REIT	216,715	4,562
Doral Financial Corp.	428,642	4,544
UMB Financial Corp.	70,682	4,517
Entertainment Properties Trust REIT	109,026	4,443
Inland Real Estate Corp. REIT	299,411	4,428
W Holding Co., Inc.	537,692	4,425
Corus Bankshares Inc.	78,352	4,409
TrustCo Bank NY	350,930	4,359
F.N.B. Corp.	250,930	4,356
Redwood Trust, Inc. REIT	104,083	4,294
Trustreet Properties, Inc. REIT	293,390	4,289
First Citizens BancShares Class A	24,580	4,287
First BanCorp Puerto Rico	339,725	4,216
Glacier Bancorp, Inc.	139,002	4,177
Alabama National BanCorporation	63,854	4,135
Glimcher Realty Trust REIT	169,283	4,117
Franklin Street Properties Corp. REIT	195,123	4,088
First Republic Bank	110,187	4,078
Equity One, Inc. REIT	175,124	4,049
*First Federal Financial Corp.	73,666	4,016
Republic Bancorp, Inc.	337,321	4,014
Hancock Holding Co.	105,937	4,005
LaSalle Hotel Properties REIT	108,226	3,974
Delphi Financial Group, Inc.	86,070	3,960
Stewart Information Services Corp.	79,972	3,892
Brookline Bancorp, Inc.	273,414	3,874
S & T Bancorp, Inc.	104,596	3,851
Frontier Financial Corp.	119,628	3,828
^ Novastar Financial, Inc. REIT	136,057	3,825
First Community Bancorp	70,018	3,807
Horace Mann Educators Corp.	200,555	3,803
PS Business Parks, Inc. REIT	77,015	3,789
*Piper Jaffray Cos., Inc.	93,720	3,786
Hilb, Rogal and Hamilton Co.	97,673	3,761
Tanger Factory Outlet Centers, Inc. REIT	129,597	3,725
Heritage Property Investment Trust REIT	110,618	3,695
*MeriStar Hospitality Corp. REIT	388,322	3,650
Jefferies Group, Inc.	80,924	3,640
Sovran Self Storage, Inc. REIT	77,146	3,624
Infinity Property & Casualty Corp.	96,803	3,602
First Commonwealth Financial Corp.	278,328	3,599
Spirit Finance Corp. REIT	316,857	3,596
MB Financial, Inc.	100,242	3,549

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Harbor Florida Bancshares, Inc.	95,517	3,539
UICI	98,219	3,488
Capitol Federal Financial	104,355	3,437
MCG Capital Corp.	234,916	3,427
Equity Inns, Inc. REIT	252,451	3,421
*Alleghany Corp.	11,976	3,401
First Charter Corp.	142,982	3,383
Chemical Financial Corp.	105,867	3,362
Amcore Financial, Inc.	110,379	3,357
United Fire & Casualty Co.	83,012	3,356
RAIT Investment Trust REIT	128,973	3,343
^ Impac Mortgage Holdings, Inc. REIT	354,009	3,331
National Penn Bancshares Inc.	172,571	3,287
R.L.I. Corp.	65,917	3,287
Omega Healthcare Investors, Inc. REIT	260,922	3,285
Innkeepers USA Trust REIT	200,857	3,214
Strategic Hotel Capital, Inc. REIT	154,447	3,179
*USI Holdings Corp.	228,289	3,144
NBT Bancorp, Inc.	144,493	3,120
Sterling Bancshares, Inc.	201,326	3,108
BankAtlantic Bancorp, Inc. Class A	221,463	3,100
Bank Mutual Corp.	282,376	2,993
Zenith National Insurance Corp.	64,641	2,981
*WFS Financial, Inc.	38,515	2,933
Glenborough Realty Trust, Inc. REIT	161,056	2,915
American Equity Investment Life Holding Co.	223,293	2,914
Scottish Re Group Ltd.	118,513	2,909
Community Banks, Inc.	103,499	2,898
City Holding Co.	80,257	2,885
National Health Investors REIT	110,339	2,864
Westbanco Inc.	94,149	2,863
Deerfield Triarc Capital COR	205,317	2,813
PFF Bancorp, Inc.	92,039	2,809
GMH Communities Trust REIT	180,039	2,792
Digital Realty Trust, Inc.	121,297	2,745
Alfa Corp.	168,794	2,717
Community Bank System, Inc.	120,310	2,713
Fieldstone Investment Corp. REIT	228,329	2,708
Mid-State Bancshares	101,112	2,705
Anthracite Capital Inc. REIT	256,430	2,700
Anchor Bancorp Wisconsin Inc.	88,798	2,694
Partners Trust Financial Group, Inc.	223,385	2,692
Parkway Properties Inc. REIT	66,090	2,653
*Trammell Crow Co.	103,037	2,643
Town & Country Trust REIT	78,159	2,643
*CompuCredit Corp.	68,438	2,633
Unizan Financial Corp.	98,654	2,620
First Financial Bancorp	148,748	2,606
*^ LaBranche & Co. Inc.	255,158	2,580

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

DiamondRock Hospitality Co. REIT	214,493	2,565
First Financial Bankshares, Inc.	72,711	2,549
Sun Communities, Inc. REIT	80,996	2,543
Saxon Inc. REIT	221,439	2,509
Acadia Realty Trust REIT	125,070	2,508
First Potomac REIT	91,419	2,432
Independent Bank Corp. (MI)	88,466	2,409
Sandy Spring Bancorp, Inc.	68,546	2,391
*Investment Technology Group, Inc.	65,661	2,327
W.P. Stewart & Co., Ltd.	98,069	2,311
Commercial Capital Bancorp, Inc.	134,717	2,306
Flagstar Bancorp, Inc.	160,049	2,305
*Argonaut Group, Inc.	70,317	2,304
Getty Realty Holding Corp. REIT	86,787	2,282
TierOne Corp.	76,383	2,246
Capitol Bancorp Ltd.	59,767	2,238
Extra Space Storage Inc. REIT	144,385	2,224
Harleysville National Corp.	116,061	2,217
MFA Mortgage Investments, Inc. REIT	385,983	2,200
KNBT Bancorp Inc.	132,991	2,166
Provident New York Bancorp, Inc.	195,959	2,158
National Western Life Insurance Co. Class A	10,355	2,143
First Merchants Corp.	82,369	2,142
Sterling Financial Corp. (PA)	108,074	2,140
Ramco-Gershenson Properties Trust REIT	78,811	2,100
State Auto Financial Corp.	56,783	2,070
Arbor Realty Trust, Inc. REIT	79,816	2,069
IBERIABANK Corp.	40,428	2,062
FelCor Lodging Trust, Inc. REIT	119,629	2,059
Main Street Banks, Inc.	75,173	2,047
Dime Community Bancshares	138,946	2,030
Northwest Bancorp, Inc.	95,463	2,030
*Triad Guaranty, Inc.	45,249	1,991
21st Century Insurance Group	120,386	1,948
Capital City Bank Group, Inc.	56,702	1,944
Safety Insurance Group, Inc.	47,879	1,933
FBL Financial Group, Inc. Class A	58,662	1,925
Midland Co.	53,123	1,915
*Accredited Home Lenders Holding Co.	38,386	1,903
Columbia Banking System, Inc.	66,516	1,899
*Franklin Bank Corp.	103,882	1,869
Irwin Financial Corp.	87,031	1,864
Investors Real Estate Trust REIT	200,552	1,851
Independent Bank Corp. (MA)	64,825	1,849
Saul Centers, Inc. REIT	51,102	1,845
Presidential Life Corp.	96,363	1,835
West Coast Bancorp	69,298	1,833
Community Trust Bancorp Inc.	59,408	1,827
^ PXRE Group Ltd.	140,461	1,820

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

First Indiana Corp.	52,213	1,795
Capital Trust Class A REIT	60,686	1,777
WSFS Financial Corp.	28,902	1,770
First Financial Holdings, Inc.	57,474	1,766
*United America Indemnity, Ltd.	95,026	1,745
MortgageIT Holdings Inc. REIT	127,714	1,745
Gramercy Capital Corp. REIT	76,494	1,743
R & G Financial Corp. Class B	131,680	1,738
Sterling Bancorp	85,625	1,689
Union Bankshares Corp.	39,070	1,684
Highland Hospitality Corp. REIT	152,322	1,683
Suffolk Bancorp	49,292	1,665
Anworth Mortgage Asset Corp. REIT	225,284	1,644
Universal Health Realty Income REIT	52,349	1,641
Washington Trust Bancorp, Inc.	62,592	1,639
Bedford Property Investors, Inc. REIT	72,317	1,587
Cash America International Inc.	68,395	1,586
HomeBanc Corp. REIT	211,541	1,582
Integra Bank Corp.	73,484	1,568
Midwest Banc Holdings, Inc.	69,871	1,555
SWS Group, Inc.	73,264	1,534
^ Odyssey Re Holdings Corp.	60,894	1,527
Urstadt Biddle Properties Class A REIT	93,529	1,516
Harleysville Group, Inc.	56,984	1,510
Banner Corp.	47,893	1,494
United Community Financial Corp.	124,257	1,467
*Quanta Capital Holdings Ltd.	286,485	1,461
First Place Financial Corp.	59,942	1,442
Luminent Mortgage Capital, Inc. REIT	190,429	1,430
*BankFinancial Corp.	97,171	1,426
First Busey Corp.	68,190	1,424
Sterling Financial Corp.	56,767	1,418
Tompkins Trustco, Inc.	31,549	1,413
CityBank Lynnwood (WA)	39,599	1,409
First Community Bancshares, Inc.	45,131	1,406
Simmons First National Corp.	50,613	1,402
Federal Agricultural Mortgage Corp. Class C	45,682	1,367
Advanta Corp. Class A	45,198	1,362
First Source Corp.	53,361	1,342
Education Realty Trust, Inc.	103,223	1,331
*ITLA Capital Corp.	27,147	1,326
Univest Corp. of Pennsylvania	54,553	1,324
Omega Financial Corp.	47,501	1,324
U.S.B. Holding Co., Inc.	60,653	1,314
Oriental Financial Group Inc.	105,787	1,308
Aames Investment Corp. REIT	201,509	1,302
Seacoast Banking Corp. of Florida	55,727	1,279
First Financial Corp. (IN)	47,230	1,275
Great Southern Bancorp, Inc.	45,117	1,246

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

BankUnited Financial Corp.	46,734	1,242
Renasant Corp.	39,115	1,237
Capital Southwest Corp.	13,570	1,228
Flushing Financial Corp.	77,020	1,199
Peoples Bancorp, Inc.	41,637	1,188
*CNA Surety Corp.	81,308	1,185
Capital Lease Funding, Inc. REIT	111,431	1,173
Fidelity Bankshares, Inc.	35,115	1,148
Hanmi Financial Corp.	63,873	1,141
Arrow Financial Corp.	41,826	1,094
First Bancorp (NC)	53,251	1,074
Lakeland Bancorp, Inc.	71,116	1,045
BancFirst Corp.	12,825	1,013
NetBank, Inc.	140,833	1,011
Kearny Financial Corp.	76,728	936
First Oak Brook Bancshares, Inc.	32,467	907
Bristol West Holdings, Inc.	47,567	905
Baldwin & Lyons, Inc. Class B	36,961	898
OceanFirst Financial Corp.	38,808	883
*Navigators Group, Inc.	19,926	869
Republic Bancorp, Inc. Class A	39,518	848
Clark, Inc.	59,843	793
Financial Institutions, Inc.	39,982	784
Placer Sierra Bancshares	28,245	783
Cohen & Steers, Inc.	41,797	779
Affordable Residential Communities REIT	81,135	773
Advance America Cash Advance Centers Inc.	62,027	769
Advanta Corp. Class B	23,597	765
Gamco Investors Inc. Class A	16,143	703
Charter Financial Corp.	18,444	659
Clifton Savings Bancorp, Inc.	64,325	647
Direct General Corp.	38,023	643
Royal Bancshares of Pennsylvania, Inc.	25,320	586
*Primus Guaranty, Ltd.	33,002	431
National Interstate Corp.	13,403	256
Crawford & Co. Class B	41,302	238
Urstadt Biddle Properties REIT	11,327	178
		1,480,992
Health Care (2.4%)
*Advanced Medical Optics, Inc.	152,012	6,354
Chemed Corp.	120,064	5,965
Perrigo Co.	373,550	5,570
Alpharma, Inc. Class A	193,983	5,530
Owens & Minor, Inc. Holding Co.	186,736	5,141
*AMERIGROUP Corp.	240,143	4,673
Invacare Corp.	135,773	4,275
West Pharmaceutical Services, Inc.	140,194	3,509

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

*Medarex, Inc.	246,808	3,418
*CONMED Corp.	131,331	3,107
*Abgenix, Inc.	132,334	2,846
*Magellan Health Services, Inc.	85,530	2,690
Analogic Corp.	54,696	2,617
*Human Genome Sciences, Inc.	274,998	2,354
*Kindred Healthcare, Inc.	90,536	2,332
Cambrex Corp.	117,403	2,204
*Varian, Inc.	52,545	2,091
Datascope Corp.	58,973	1,949
*Molecular Devices Corp.	66,521	1,924
*Onyx Pharmaceuticals, Inc.	66,354	1,908
*Applera Corp.-Celera Genomics Group	172,384	1,889
*NDCHealth Corp.	84,731	1,629
*RehabCare Group, Inc.	78,693	1,590
*Cross Country Healthcare, Inc.	78,873	1,402
*Myogen, Inc.	43,168	1,302
*Myriad Genetics, Inc.	62,442	1,299
*Albany Molecular Research, Inc.	98,731	1,199
*Genesis Healthcare Corp.	29,248	1,068
*Odyssey Healthcare, Inc.	56,779	1,058
*Alexion Pharmaceuticals, Inc.	50,169	1,016
*DJ Orthopedics Inc.	36,053	994
*Zymogenetics, Inc.	54,027	919
*NPS Pharmaceuticals Inc.	76,237	903
*Dendreon Corp.	162,214	879
Vital Signs, Inc.	19,283	826
*Progenics Pharmaceuticals, Inc.	33,013	826
*Enzo Biochem, Inc.	64,058	796
Hooper Holmes, Inc.	291,502	743
*Incyte Corp.	124,079	663
*Discovery Laboratories, Inc.	95,309	637
*deCODE genetics, Inc.	76,746	634
* ^Cell Genesys, Inc.	106,120	629
*Maxygen Inc.	55,357	416
*Rigel Pharmaceuticals, Inc.	37,682	315
*Lexicon Genetics Inc.	79,841	291
* ^Antigenics, Inc.	44,846	213
		94,593
Industrials (14.9%)
*Terex Corp.	231,334	13,741
Harsco Corp.	195,213	13,179
Ryder System, Inc.	300,705	12,335
*Yellow Roadway Corp.	271,292	12,102
Teleflex Inc.	172,097	11,183
Hughes Supply, Inc.	311,090	11,153
Laidlaw International Inc.	469,245	10,901

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

*Flowserve Corp.	258,895	10,242
Alexander & Baldwin, Inc.	184,703	10,018
IDEX Corp.	241,804	9,941
Carlisle Co., Inc.	143,644	9,933
Adesa, Inc.	398,306	9,727
Trinity Industries, Inc.	213,338	9,402
Briggs & Stratton Corp.	241,633	9,373
Kennametal, Inc.	177,740	9,072
*URS Corp.	232,984	8,763
*Kansas City Southern	347,183	8,482
GATX Corp.	234,199	8,450
HNI Corp.	151,339	8,313
Crane Co.	224,447	7,916
*United Stationers, Inc.	155,879	7,560
Brady Corp. Class A	203,274	7,354
*United Rentals, Inc.	309,855	7,248
CLARCOR Inc.	241,257	7,168
Deluxe Corp.	237,122	7,147
The Timken Co.	222,926	7,138
*AGCO Corp.	423,461	7,017
Lennox International Inc.	248,466	7,007
*Shaw Group, Inc.	240,135	6,986
*PHH Corp.	249,300	6,985
Skywest, Inc.	256,961	6,902
IKON Office Solutions, Inc.	655,395	6,823
Acuity Brands, Inc.	208,254	6,622
The Brink's Co.	137,617	6,593
Watsco, Inc.	110,062	6,583
Lincoln Electric Holdings, Inc.	165,284	6,555
Washington Group International, Inc.	122,791	6,504
*USG Corp.	99,324	6,456
DRS Technologies, Inc.	123,932	6,373
*Genlyte Group, Inc.	117,263	6,282
Granite Construction Co.	156,108	5,606
Banta Corp.	112,487	5,602
Nordson Corp.	130,219	5,275
Curtiss-Wright Corp.	91,267	4,983
John H. Harland Co.	131,799	4,956
*EMCOR Group, Inc.	72,678	4,908
Regal-Beloit Corp.	135,133	4,784
Arkansas Best Corp.	106,773	4,664
Mueller Industries Inc.	162,733	4,462
*Esterline Technologies Corp.	117,808	4,381
*Moog Inc.	152,810	4,337
*Dollar Thrifty Automotive Group, Inc.	118,796	4,285
Universal Forest Products, Inc.	77,045	4,257
Kaydon Corp.	131,647	4,231
Woodward Governor Co.	48,304	4,155
*Swift Transportation Co., Inc.	203,831	4,138

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Albany International Corp.	113,637	4,109
Steelcase Inc.	255,750	4,049
Applied Industrial Technology, Inc.	119,382	4,022
*School Specialty, Inc.	107,052	3,901
*Aviall, Inc.	134,879	3,884
ABM Industries Inc.	197,910	3,869
*AAR Corp.	152,394	3,650
Watts Water Technologies, Inc.	117,763	3,567
*Korn/Ferry International	189,450	3,541
Federal Signal Corp.	225,647	3,387
Baldor Electric Co.	132,037	3,387
A.O. Smith Corp.	90,734	3,185
NACCO Industries, Inc. Class A	26,334	3,085
Viad Corp.	104,581	3,067
*Quanta Services, Inc.	232,379	3,060
*Jacuzzi Brands, Inc.	358,421	3,011
*Continental Airlines, Inc. Class B	139,099	2,963
*Hub Group, Inc.	81,465	2,880
*Spherion Corp.	284,152	2,844
*GrafTech International Ltd.	456,490	2,839
*FTI Consulting, Inc.	102,789	2,821
Wabash National Corp.	146,121	2,784
*Consolidated Graphics, Inc.	58,134	2,752
Barnes Group, Inc.	82,978	2,738
*NCI Building Systems, Inc.	64,375	2,735
Stewart & Stevenson Services, Inc.	129,237	2,731
McGrath RentCorp	98,149	2,729
Valmont Industries, Inc.	80,040	2,678
*EnPro Industries, Inc.	98,090	2,644
*Triumph Group, Inc.	70,876	2,595
*NCO Group, Inc.	142,722	2,415
*General Cable Corp.	120,524	2,374
Kelly Services, Inc. Class A	90,453	2,372
Bowne & Co., Inc.	151,401	2,247
Cascade Corp.	45,930	2,154
Kaman Corp. Class A	102,883	2,026
Apogee Enterprises, Inc.	123,655	2,006
*RailAmerica, Inc.	178,484	1,962
*Alaska Air Group, Inc.	54,824	1,958
*Griffon Corp.	79,120	1,884
Tennant Co.	35,660	1,854
CIRCOR International, Inc.	70,071	1,798
*SOURCECORP, Inc.	73,376	1,760
Ameron International Corp.	37,761	1,721
*Interline Brands, Inc.	73,928	1,682
*CBIZ Inc.	278,049	1,674
CDI Corp.	60,338	1,653
*Sirva Inc.	206,286	1,650
Tredegar Corp.	126,568	1,631

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Tecumseh Products Co. Class A	70,304	1,611
^ HEICO Corp.	60,500	1,566
*Sequa Corp. Class A	22,313	1,541
Sea Containers Ltd. Class A	122,192	1,532
Bluelinx Holdings Inc.	133,960	1,507
*Electro Rent Corp.	100,410	1,497
^ Eagle Bulk Shipping Inc	91,590	1,458
Ennis, Inc.	77,739	1,413
Standex International Corp.	49,372	1,371
*GenCorp, Inc.	76,214	1,353
*EnerSys	97,402	1,270
*Amerco, Inc.	17,540	1,264
*Astec Industries, Inc.	38,307	1,251
Robbins & Myers, Inc.	55,106	1,121
Lawson Products, Inc.	29,643	1,119
Central Parking Corp.	74,830	1,027
Franklin Electric, Inc.	25,462	1,007
Cubic Corp.	49,083	980
*Cenveo Inc.	70,950	934
C & D Technologies, Inc.	119,432	910
*^ FuelCell Energy, Inc.	102,375	867
*Volt Information Sciences Inc.	39,706	755
The Standard Register Co.	45,475	719
Knoll, Inc.	36,726	628
*Clean Harbors Inc.	20,342	586
*Commercial Vehicle Group Inc.	31,166	585
*Builders FirstSource, Inc.	24,122	515
HEICO Corp. Class A	14,019	288
Tecumseh Products Co. Class B	4,324	86
*TIMCO Aviation Services, Inc. Warrants Exp	2,132	--
		579,642
Information Technology (7.8%)
*Avnet, Inc.	575,836	13,785
*Integrated Device Technology Inc.	932,747	12,294
*ADC Telecommunications, Inc.	543,245	12,136
*Tech Data Corp.	275,169	10,919
*Convergys Corp.	655,782	10,394
Reynolds & Reynolds Class A	292,044	8,198
Imation Corp.	159,552	7,351
*Andrew Corp.	684,606	7,346
*^ Palm, Inc.	209,576	6,665
*BearingPoint, Inc.	839,563	6,599
*MPS Group, Inc.	472,323	6,457
*Sybase, Inc.	275,313	6,018
Anixter International Inc.	150,540	5,889
*Powerwave Technologies, Inc.	462,272	5,811
*Perot Systems Corp.	379,486	5,366

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Belden CDT Inc.	214,991	5,252
*Ciena Corp.	1,759,024	5,224
*CommScope, Inc.	255,780	5,149
*Conexant Systems, Inc.	2,214,785	5,005
*Entegris Inc.	497,173	4,683
*Electronics for Imaging, Inc.	166,288	4,425
*Arris Group Inc.	462,161	4,377
*3Com Corp.	1,177,481	4,239
*Brooks Automation, Inc.	330,823	4,145
*Dycom Industries, Inc.	187,502	4,125
*Sycamore Networks, Inc.	902,645	3,899
*Varian Semiconductor Equipment Associates,	87,060	3,825
Black Box Corp.	79,937	3,787
*RSA Security Inc.	332,130	3,730
*Mentor Graphics Corp.	351,419	3,634
*Hutchinson Technology, Inc.	120,029	3,415
*Zoran Corp.	209,571	3,397
*Paxar Corp.	171,202	3,361
*Benchmark Electronics, Inc.	97,815	3,289
*Electro Scientific Industries, Inc.	133,989	3,236
Technitrol, Inc.	179,806	3,075
*Adaptec, Inc.	525,452	3,058
*Plexus Corp.	132,451	3,012
*Komag, Inc.	86,214	2,988
*MKS Instruments, Inc.	164,585	2,944
*Checkpoint Systems, Inc.	115,330	2,843
*Credence Systems Corp.	394,597	2,746
United Online, Inc.	187,645	2,668
*Quantum Corp.	860,467	2,624
*McDATA Corp. Class A	685,430	2,605
Agilysys, Inc.	134,828	2,456
*SafeNet, Inc.	76,115	2,452
*Skyworks Solutions, Inc.	480,878	2,448
*CSG Systems International, Inc.	109,039	2,434
*Newport Corp.	177,221	2,400
*Borland Software Corp.	355,987	2,324
Park Electrochemical Corp.	88,976	2,312
*Lattice Semiconductor Corp.	530,686	2,293
*Axcelis Technologies, Inc.	470,084	2,242
Cohu, Inc.	96,703	2,212
*Atmel Corp.	708,086	2,188
Cognex Corp.	69,471	2,090
Landauer, Inc.	42,105	1,941
*KEMET Corp.	263,155	1,861
CTS Corp.	161,980	1,791
Methode Electronics, Inc. Class A	174,403	1,739
*Informatica Corp.	143,709	1,725
*Interwoven Inc.	186,231	1,577
*Actel Corp.	118,563	1,509

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

*Littelfuse, Inc.	52,757	1,438
Bel Fuse, Inc. Class B	45,063	1,433
*Veeco Instruments, Inc.	81,951	1,420
*JDA Software Group, Inc.	82,516	1,404
*TriQuint Semiconductor, Inc.	310,562	1,382
* ^Lawson Software Inc.	184,967	1,360
*Dot Hill Systems Corp.	195,730	1,356
*Trident Microsystems, Inc.	74,650	1,344
*Gartner, Inc. Class A	102,060	1,317
*Gateway, Inc.	520,223	1,306
*Anaren, Inc.	80,951	1,265
*Standard Microsystem Corp.	43,960	1,261
*Ariba, Inc.	154,863	1,138
Keithley Instruments Inc.	67,286	941
*SYNNEX Corp.	61,213	925
*Extreme Networks, Inc.	190,817	906
*Ciber, Inc.	132,735	876
*Semitool, Inc.	80,405	875
*LTX Corp.	187,583	844
*Sykes Enterprises, Inc.	60,228	805
*Integrated Silicon Solution, Inc.	113,611	732
*Vitesse Semiconductor Corp.	361,479	694
*Mastec Inc.	63,326	663
*Forrester Research, Inc.	32,634	612
*Ness Technologies Inc.	48,500	522
*Oplink Communications, Inc.	35,948	521
*Ulticom, Inc.	30,352	298
*Pegasystems Inc.	39,131	286
*McDATA Corp.	15,880	55
Bel Fuse, Inc. Class A	1,241	31
		303,992
Materials (7.5%)
Martin Marietta Materials, Inc.	216,821	16,635
Lubrizol Corp.	317,865	13,805
Louisiana-Pacific Corp.	493,082	13,545
Cabot Corp.	275,971	9,880
RPM International, Inc.	550,933	9,570
*FMC Corp.	168,210	8,944
Cytec Industries, Inc.	183,126	8,722
Commercial Metals Co.	231,318	8,684
AptarGroup Inc.	164,011	8,561
Bowater Inc.	261,909	8,046
Carpenter Technology Corp.	103,630	7,303
Albemarle Corp.	185,313	7,107
Allegheny Technologies Inc.	192,281	6,937
Potlatch Corp.	135,930	6,930
Olin Corp.	334,908	6,591

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Worthington Industries, Inc.	329,519	6,330
Quanex Corp.	118,236	5,908
*Hercules, Inc.	501,637	5,668
Eagle Materials, Inc.	44,597	5,457
Texas Industries, Inc.	107,034	5,335
Minerals Technologies, Inc.	94,878	5,303
*Oregon Steel Mills, Inc.	165,987	4,883
Georgia Gulf Corp.	151,587	4,611
Eagle Materials, Inc. Class B	38,685	4,556
Longview Fibre Co.	214,822	4,470
H.B. Fuller Co.	135,291	4,339
*Aleris International Inc.	122,888	3,962
Steel Dynamics, Inc.	111,419	3,956
*AK Steel Corp.	487,362	3,874
Sensient Technologies Corp.	209,837	3,756
Airgas, Inc.	112,904	3,714
Ferro Corp.	195,730	3,672
Compass Minerals International	140,229	3,441
Spartech Corp.	149,074	3,272
*^ Apex Silver Mines Ltd.	203,821	3,241
*Chaparral Steel Co.	106,725	3,228
Arch Chemicals, Inc.	105,118	3,143
A. Schulman Inc.	143,102	3,080
*Century Aluminum Co.	105,318	2,760
^ Ryerson Tull, Inc.	112,030	2,725
Gibraltar Industries Inc.	118,002	2,707
Silgan Holdings, Inc.	73,440	2,653
Wausau Paper Corp.	216,476	2,565
*OM Group, Inc.	133,533	2,505
Glatfelter	175,011	2,483
*PolyOne Corp.	386,059	2,482
Metal Management, Inc.	105,695	2,458
*^ Terra Industries, Inc.	434,538	2,433
Schnitzer Steel Industries, Inc. Class A	68,355	2,091
Neenah Paper Inc.	69,276	1,940
Rock-Tenn Co.	135,432	1,849
MacDermid, Inc.	64,384	1,796
Myers Industries, Inc.	121,676	1,774
Westlake Chemical Corp.	60,956	1,756
Schweitzer-Mauduit International, Inc.	67,543	1,674
Chesapeake Corp. of Virginia	92,504	1,571
*Stillwater Mining Co.	124,052	1,435
*Buckeye Technology, Inc.	158,134	1,273
*Caraustar Industries, Inc.	134,739	1,171
Royal Gold, Inc.	32,219	1,119
Wellman, Inc.	152,711	1,035
Calgon Carbon Corp.	168,018	956

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Deltic Timber Corp.	17,180	891
NL Industries, Inc.	45,793	645
*Graphic Packaging Corp.	149,246	340
		289,546
Telecommunication Services (0.9%)
*Leap Wireless International, Inc.	213,893	8,102
*Price Communications Corp.	249,628	3,712
Commonwealth Telephone Enterprises, Inc.	101,983	3,444
^ USA Mobility, Inc.	113,034	3,133
*IDT Corp. Class B	168,324	1,969
^ Valor Communications Group, Inc.	165,492	1,887
Surewest Communications	65,035	1,715
New Skies Satellites Holdings Ltd.	68,078	1,482
*Cincinnati Bell Inc.	402,605	1,413
Iowa Telecommunications Services Inc.	86,655	1,342
*^ Broadwing Corp.	201,475	1,219
North Pittsburgh Systems, Inc.	63,453	1,197
FairPoint Communications, Inc.	107,014	1,109
*Time Warner Telecom Inc.	82,313	811
*General Communication, Inc.	71,807	742
*IDT Corp.	53,878	623
		33,900
Utilities (8.6%)
*CMS Energy Corp.	1,026,679	14,897
Northeast Utilities	686,309	13,513
AGL Resources Inc.	344,275	11,984
ONEOK, Inc.	448,979	11,956
Energen Corp.	325,983	11,840
National Fuel Gas Co.	374,314	11,675
OGE Energy Corp.	422,824	11,327
Puget Energy, Inc.	539,890	11,025
*Southern Union Co.	441,342	10,429
WPS Resources Corp.	187,339	10,362
UGI Corp. Holding Co.	489,381	10,081
Atmos Energy Corp.	376,297	9,844
Hawaiian Electric Industries Inc.	378,982	9,816
Great Plains Energy, Inc.	349,506	9,772
Vectren Corp.	356,289	9,677
Westar Energy, Inc.	406,024	8,730
^ Piedmont Natural Gas, Inc.	359,146	8,677
Aqua America, Inc.	300,172	8,195
NICOR Inc.	206,790	8,129
PNM Resources Inc.	305,812	7,489
*Sierra Pacific Resources	550,915	7,184
WGL Holdings Inc.	228,005	6,854

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

*Aquila, Inc.	1,747,689	6,292
Peoples Energy Corp.	178,377	6,256
*Dynegy, Inc.	1,267,924	6,137
Duquesne Light Holdings, Inc.	364,139	5,943
ALLETE, Inc.	133,227	5,862
IDACORP, Inc.	197,889	5,798
New Jersey Resources Corp.	128,770	5,394
NorthWestern Corp.	166,717	5,180
UniSource Energy Corp.	162,437	5,068
Black Hills Corp.	145,513	5,036
Cleco Corp.	233,335	4,865
Southwest Gas Corp.	179,451	4,738
*El Paso Electric Co.	224,556	4,725
Northwest Natural Gas Co.	128,892	4,406
Avista Corp.	226,966	4,019
South Jersey Industries, Inc.	132,082	3,849
Otter Tail Corp.	129,897	3,764
CH Energy Group, Inc.	73,888	3,391
MGE Energy, Inc.	96,006	3,256
California Water Service Group	81,704	3,123
UIL Holdings Corp.	65,420	3,009
The Laclede Group, Inc.	94,054	2,747
Empire District Electric Co.	121,279	2,466
American States Water Co.	78,531	2,419
SJW Corp.	32,117	1,461
		332,660
Total Common Stocks
(Cost $3,277,131)		3,874,066

Vanguard Small-Cap Value Index Fund
Scheduleof Investments
December 31, 2005

Shares	Market Value ($000)

Temporary Cash Investments (2.8%)1
Money Market Fund (2.8%)
2Vanguard Market Liquidity Fund, 4.274%	7,166,989	7,167
2Vanguard Market Liquidity Fund, 4.274%	100,616,316	100,616
		107,783
	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
3Federal National Mortgage Assn
43.969%, 1/11/06	1,000	999
Total Temporary Cash Investments
(Cost $108,782)		108,782
Total Investments (102.6%)
(Cost $3,385,913)		3,982,848
Other Assets and Liabilities--Net (-2.6%)		-101,740
Net Assets (100%)		3,881,108

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund, the “Funds”) as of December 31, 2005, and for the year then ended and have issued our unqualified report thereon dated February 9, 2006. Our audits included audits of the Funds’ schedules of investments as of December 31, 2005. These schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2006

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA480 022006

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (99.0%)[1]

Consumer Discretionary (15.8%)
* Liberty Media Corp.	8,707,713	68,530
* DIRECTV Group, Inc.	2,160,815	30,511
*^ Sirius Satellite Radio, Inc.	4,496,625	30,127
* Chico's FAS, Inc.	611,221	26,851
Harman International Industries, Inc.	222,491	21,772
* EchoStar Communications Corp. Class A	732,080	19,891
Abercrombie & Fitch Co.	295,983	19,292
* IAC/InterActiveCorp	666,784	18,877
* Liberty Global, Inc. Series C	848,514	17,988
Royal Caribbean Cruises, Ltd.	382,881	17,253
* Liberty Global Inc. Class A	752,001	16,920
* Williams-Sonoma, Inc.	389,743	16,817
Michaels Stores, Inc.	452,208	15,995
* Advance Auto Parts, Inc.	365,299	15,876
* Mohawk Industries, Inc.	178,569	15,532
* NTL Inc.	227,272	15,473
Washington Post Co. Class B	19,778	15,130
* MGM Mirage, Inc.	403,686	14,803
^ Garmin Ltd.	222,383	14,755
* Discovery Holding Co. Class A	946,537	14,340
* Cablevision Systems NY Group Class A	604,074	14,178
Ross Stores, Inc.	488,148	14,107
* Getty Images, Inc.	155,216	13,856
* Toll Brothers, Inc.	399,615	13,843
GTECH Holdings Corp.	422,488	13,411
* Lamar Advertising Co. Class A	286,219	13,206
* NVR, Inc.	18,508	12,993
* ^XM Satellite Radio Holdings, Inc.	472,846	12,899
Foot Locker, Inc.	527,059	12,433
PETsMART, Inc.	474,082	12,165
* O'Reilly Automotive, Inc.	378,550	12,117
ServiceMaster Co.	981,709	11,731
BorgWarner, Inc.	192,553	11,674
Polo Ralph Lauren Corp.	205,367	11,529
Ryland Group, Inc.	157,949	11,393
* Expedia, Inc.	474,709	11,374
Brinker International, Inc.	291,483	11,269
* Career Education Corp.	332,229	11,203
Station Casinos, Inc.	159,608	10,821
Gentex Corp.	524,755	10,233
American Eagle Outfitters, Inc.	444,340	10,211
Beazer Homes USA, Inc.	139,156	10,136
* The Cheesecake Factory Inc.	265,205	9,916
Claire's Stores, Inc.	335,633	9,807
* CarMax, Inc.	353,585	9,787
Warner Music Group Corp.	501,314	9,660

1

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Pixar, Inc.	180,729	9,528
* Urban Outfitters, Inc.	372,731	9,434
Outback Steakhouse, Inc.	221,885	9,233
* Laureate Education Inc.	168,082	8,826
* Dollar Tree Stores, Inc.	359,331	8,602
Standard Pacific Corp.	231,754	8,529
* AnnTaylor Stores Corp.	245,549	8,476
Service Corp. International	1,006,916	8,237
* Saks Inc.	470,612	7,935
*^ Wynn Resorts Ltd.	144,518	7,927
Barnes & Noble, Inc.	179,881	7,676
* La Quinta Corp. REIT	683,935	7,619
* ITT Educational Services, Inc.	128,342	7,586
* Education Management Corp.	225,932	7,572
* Weight Watchers International, Inc.	153,107	7,568
* Penn National Gaming, Inc.	225,438	7,428
Polaris Industries, Inc.	140,970	7,077
Boyd Gaming Corp.	147,653	7,037
* Jarden Corp.	231,116	6,968
* Panera Bread Co.	105,184	6,908
* Scientific Games Corp.	251,572	6,863
Belo Corp. Class A	319,755	6,846
MDC Holdings, Inc.	109,997	6,818
* R.H. Donnelley Corp.	107,592	6,630
SCP Pool Corp.	176,215	6,559
Lear Corp.	226,847	6,456
* Pacific Sunwear of California, Inc.	250,613	6,245
* Timberland Co.	185,642	6,043
* Hovnanian Enterprises Inc. Class A	120,974	6,005
* Tractor Supply Co.	112,982	5,981
John Wiley & Sons Class A	151,564	5,917
* Sonic Corp.	200,348	5,910
Regis Corp.	152,911	5,898
Applebee's International, Inc.	257,670	5,821
* Payless ShoeSource, Inc.	231,767	5,817
International Speedway Corp.	118,945	5,697
Lee Enterprises, Inc.	153,626	5,670
CBRL Group, Inc.	158,121	5,558
* Quiksilver, Inc.	396,360	5,486
Ruby Tuesday, Inc.	211,505	5,476
The McClatchy Co. Class A	90,022	5,320
* Men's Wearhouse, Inc.	180,372	5,310
* Gaylord Entertainment Co.	118,470	5,164
Reader's Digest Association, Inc.	333,890	5,082
Harte-Hanks, Inc.	191,817	5,062
Choice Hotel International, Inc.	119,130	4,975
American Greetings Corp. Class A	224,202	4,926
Borders Group, Inc.	225,600	4,890
* Meritage Corp.	77,690	4,888

2

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Aeropostale, Inc.	184,106	4,842
Dex Media, Inc.	177,922	4,820
Thor Industries, Inc.	116,907	4,684
* Charming Shoppes, Inc.	354,779	4,683
* Valassis Communications, Inc.	160,780	4,674
* Rent-A-Center, Inc.	239,694	4,521
* P.F. Chang's China Bistro, Inc.	89,160	4,425
* Guitar Center, Inc.	87,919	4,397
Wolverine World Wide, Inc.	193,467	4,345
* GameStop Corp Class A	136,115	4,331
* Jack in the Box Inc.	120,421	4,206
Ethan Allen Interiors, Inc.	115,096	4,204
* Zale Corp.	165,093	4,152
Media General, Inc. Class A	81,212	4,117
* Linens 'n Things, Inc.	153,305	4,078
Tupperware Corp.	180,371	4,040
Phillips-Van Heusen Corp.	124,417	4,031
Arbitron Inc.	104,257	3,960
* DeVry, Inc.	197,731	3,955
Matthews International Corp.	108,212	3,940
* CEC Entertainment Inc.	115,258	3,923
Furniture Brands International Inc.	173,147	3,866
Strayer Education, Inc.	41,243	3,864
Modine Manufacturing Co.	117,527	3,830
The Yankee Candle Co., Inc.	149,510	3,827
* Entercom Communications Corp.	128,881	3,824
* TRW Automotive Holdings Corp.	144,226	3,801
*^ Dick's Sporting Goods, Inc.	113,563	3,775
Winnebago Industries, Inc.	111,481	3,710
* Aztar Corp.	120,743	3,669
Westwood One, Inc.	225,074	3,669
* Texas Roadhouse, Inc.	234,683	3,649
* Corinthian Colleges, Inc.	308,710	3,637
* WCI Communities, Inc.	135,265	3,632
* The Warnaco Group, Inc.	134,136	3,584
* The Children's Place Retail Stores, Inc.	72,426	3,579
* Fossil, Inc.	165,886	3,568
* Marvel Entertainment, Inc.	213,412	3,496
* Champion Enterprises, Inc.	256,509	3,494
* Hibbett Sporting Goods, Inc.	121,062	3,448
* PETCO Animal Supplies, Inc.	156,520	3,436
* Scholastic Corp.	120,490	3,435
* Bright Horizons Family Solutions, Inc.	92,650	3,433
Jackson Hewitt Tax Service Inc.	123,870	3,432
* Rare Hospitality International Inc.	112,671	3,424
ArvinMeritor, Inc.	237,739	3,421
* Pinnacle Entertainment, Inc.	137,429	3,396
Catalina Marketing Corp.	133,408	3,382
*^ Netflix.com, Inc.	124,945	3,381

3

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Building Materials Holding Corp.	48,550	3,312
* Las Vegas Sands Corp.	83,797	3,307
* Select Comfort Corp.	118,912	3,252
* Insight Enterprises, Inc.	163,088	3,198
* Too Inc.	112,594	3,176
Aaron Rents, Inc. Class B	149,748	3,157
* The Dress Barn, Inc.	80,571	3,111
* Coldwater Creek Inc.	101,296	3,093
Callaway Golf Co.	222,152	3,075
^Regal Entertainment Group Class A	159,921	3,042
* Genesco, Inc.	77,436	3,004
ADVO, Inc.	106,407	2,999
IHOP Corp.	63,625	2,985
*^ Shuffle Master, Inc.	118,086	2,969
*^ Nutri/System Inc.	81,544	2,937
* Tenneco Automotive, Inc.	149,149	2,925
* CCE Spinco, Inc.	220,278	2,886
K-Swiss, Inc.	87,986	2,854
* Visteon Corp.	452,300	2,831
Interactive Data Corp.	123,137	2,796
Bob Evans Farms, Inc.	121,214	2,795
* Sotheby's Holdings Class A	151,749	2,786
The Pep Boys (Manny, Moe & Jack)	183,291	2,729
Stage Stores, Inc.	89,631	2,669
* DreamWorks Animation SKG, Inc.	108,223	2,658
* Fleetwood Enterprises, Inc.	214,767	2,652
Brown Shoe Co., Inc.	62,379	2,647
* ^Under Armour, Inc.	68,450	2,622
Oxford Industries, Inc.	47,888	2,619
Finish Line, Inc.	149,599	2,606
Pier 1 Imports Inc.	293,608	2,563
United Auto Group, Inc.	66,311	2,533
* The Gymboree Corp.	107,238	2,509
Brookfield Homes Corp.	50,418	2,507
* Red Robin Gourmet Burgers	48,997	2,497
* Emmis Communications, Inc.	125,077	2,490
Liberty Corp.	51,935	2,431
* RCN Corp.	103,598	2,429
* Papa John's International, Inc.	40,867	2,424
* The Sports Authority, Inc.	77,344	2,408
*^ Blue Nile Inc.	59,437	2,396
* ProQuest Co.	85,106	2,375
^ La-Z-Boy Inc.	174,778	2,370
* Columbia Sportswear Co.	48,694	2,324
Domino's Pizza, Inc.	95,558	2,313
Sonic Automotive, Inc.	103,390	2,304
* Group 1 Automotive, Inc.	72,814	2,289
Burlington Coat Factory Warehouse Corp.	56,570	2,275
Cato Corp. Class A	105,795	2,269

4

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Guess ?, Inc.	63,599	2,264
* Alliance Gaming Corp.	171,421	2,232
Kellwood Co.	93,251	2,227
Citadel Broadcasting Corp.	162,205	2,180
Talbots Inc.	78,332	2,179
* Gemstar-TV Guide International, Inc.	832,778	2,174
* Hot Topic, Inc.	152,498	2,173
Fred's, Inc.	133,481	2,172
CKE Restaurants Inc.	160,571	2,169
Christopher & Banks Corp.	115,258	2,165
* Alderwoods Group, Inc.	134,082	2,128
Hearst-Argyle Television Inc.	87,546	2,088
^ Nautilus Inc.	111,526	2,081
* RC2 Corp.	58,397	2,074
* priceline.com, Inc.	91,750	2,048
Triarc Cos., Inc. Class B	137,834	2,047
Hollinger International, Inc.	225,526	2,021
* California Pizza Kitchen, Inc.	62,232	1,990
American Axle & Manufacturing Holdings, Inc.	107,630	1,973
Ameristar Casinos, Inc.	86,859	1,972
* Prestige Brands Holdings Inc.	157,487	1,969
Blyth, Inc.	93,115	1,951
Speedway Motorsports, Inc.	56,256	1,950
* WMS Industries, Inc.	75,038	1,883
* ^Six Flags, Inc.	240,726	1,856
Bandag, Inc.	42,975	1,834
* LKQ Corp.	52,912	1,832
Journal Register Co.	121,968	1,823
* 99 Cents Only Stores	172,688	1,806
* The Pantry, Inc.	38,131	1,792
Landry's Restaurants, Inc.	66,936	1,788
* Clear Channel Outdoor Holdings, Inc. Class-A	88,900	1,782
* CSK Auto Corp.	116,737	1,760
Stein Mart, Inc.	95,693	1,737
* Vail Resorts Inc.	51,996	1,717
Lithia Motors, Inc.	53,966	1,697
M/I Homes, Inc.	41,662	1,692
Stewart Enterprises, Inc. Class A	312,221	1,689
* Earle M. Jorgensen Co.	180,987	1,671
*^ Build-A-Bear-Workshop, Inc.	55,955	1,659
The Stride Rite Corp.	121,785	1,651
* Gamestop Corp Class B	56,866	1,643
* Educate, Inc.	138,450	1,634
* Carter's, Inc.	27,747	1,633
* Drew Industries, Inc.	57,632	1,625
Journal Communications, Inc.	114,163	1,593
* MarineMax, Inc.	50,154	1,583
Steven Madden, Ltd.	53,226	1,556
Ambassadors Group, Inc.	67,918	1,555

5

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* JAKKS Pacific, Inc.	74,121	1,552
The Marcus Corp.	65,095	1,530
*^ Leapfrog Enterprises, Inc.	131,012	1,526
* Keystone Automotive Industries, Inc.	47,930	1,509
^ Pre-Paid Legal Services, Inc.	39,259	1,500
^ Superior Industries International, Inc.	66,720	1,485
* Entravision Communications Corp.	208,574	1,485
* J. Jill Group, Inc.	77,667	1,478
* William Lyon Homes, Inc.	14,544	1,467
* Steak n Shake Co.	85,768	1,454
* ^Avatar Holding, Inc.	26,333	1,446
* Cox Radio, Inc.	100,852	1,420
Russell Corp.	103,134	1,388
Tuesday Morning Corp.	66,342	1,388
* Jos. A. Bank Clothiers, Inc.	31,795	1,380
Big 5 Sporting Goods Corp.	62,963	1,378
*^ Overstock.com, Inc.	48,693	1,371
*^ Isle of Capri Casinos, Inc.	56,230	1,370
* Ryan's Restaurant Group, Inc.	111,471	1,344
* Charlotte Russe Holding Inc.	64,164	1,337
* Mediacom Communications Corp.	241,609	1,326
* Interface, Inc.	158,397	1,302
Lone Star Steakhouse & Saloon, Inc.	54,291	1,289
Oakley, Inc.	87,435	1,284
* Helen of Troy Ltd.	79,011	1,273
* Vertrue Inc.	36,003	1,272
* Source Interlink Cos., Inc.	113,791	1,265
Technical Olympic USA, Inc.	59,711	1,259
* Bluegreen Corp.	79,139	1,250
* K2 Inc.	122,661	1,240
Levitt Corp. Class A	54,178	1,232
* ValueVision Media, Inc.	95,633	1,205
* Lin TV Corp.	108,097	1,204
* GSI Commerce, Inc.	79,141	1,194
* Radio One, Inc.	115,109	1,182
Churchill Downs, Inc.	32,020	1,176
* Aftermarket Technology Corp.	59,011	1,147
* BJ's Restaurants Inc.	50,060	1,144
* Luby's, Inc.	85,071	1,131
AFC Enterprises, Inc.	74,042	1,120
^ Charles & Colvard Ltd.	55,384	1,119
World Wrestling Entertainment, Inc.	74,926	1,100
* Monarch Casino & Resort, Inc.	47,547	1,075
Cherokee Inc.	31,116	1,070
*^ Tempur-Pedic International Inc.	92,906	1,068
* Universal Technical Institute Inc.	33,786	1,045
* Cumulus Media Inc.	84,052	1,043
* New York & Co., Inc.	48,781	1,034
*^ Escala Group, Inc.	50,828	1,031

6

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* O'Charley's Inc.	66,389	1,030
Monro Muffler Brake, Inc.	33,818	1,025
* Midas Inc.	55,804	1,025
* Benihana Inc. Class A	43,931	1,012
* ^TiVo Inc.	195,337	1,000
Monaco Coach Corp.	75,125	999
* ^Deckers Outdoor Corp.	36,135	998
* Life Time Fitness, Inc.	26,169	997
National Presto Industries, Inc.	22,424	995
Sinclair Broadcast Group, Inc.	107,904	993
*^ Retail Ventures, Inc.	78,937	982
* Asbury Automotive Group, Inc.	59,557	980
Handleman Co.	78,581	976
* Stamps.com Inc.	42,462	975
Sauer-Danfoss, Inc.	51,224	964
* Crown Media Holdings, Inc.	104,754	961
The Buckle, Inc.	29,625	955
* Buffalo Wild Wings Inc.	28,441	945
* Cost Plus, Inc.	54,700	938
* Charter Communications, Inc.	767,836	937
* ^Palm Harbor Homes, Inc.	49,395	929
Kimball International, Inc. Class B	87,281	928
Kenneth Cole Productions, Inc.	35,785	913
* Dave & Busters, Inc.	51,383	905
* The Sportsman's Guide Inc.	37,589	896
* Denny's Corp.	222,173	895
*^ Martha Stewart Living Omnimedia, Inc.	51,240	893
* Audiovox Corp.	64,438	893
* Cache, Inc.	51,060	884
* Great Wolf Resorts, Inc.	85,677	883
* Cavco Industries, Inc.	23,019	881
*^ Krispy Kreme Doughnuts, Inc.	153,474	881
* Morningstar, Inc.	25,370	879
* Provide Commerce Inc.	26,449	876
Carmike Cinemas, Inc.	34,404	872
* MTR Gaming Group Inc.	82,812	862
* Hampshire Group, Ltd.	35,995	857
* 1-800-FLOWERS.COM, Inc.	132,443	850
* Mikohn Gaming Corp.	85,749	846
Skyline Corp.	23,087	840
*^ Conn's, Inc.	22,528	831
Arctic Cat, Inc.	41,035	823
Orleans Homebuilders, Inc.	44,704	820
Deb Shops, Inc.	27,480	817
* DSW Inc. Class A	31,000	813
Movado Group, Inc.	43,672	799
Marine Products Corp.	75,595	793
Bassett Furniture Industries, Inc.	42,459	785
Beasley Broadcast Group, Inc.	57,990	783

7

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Iconix Brand Group Inc.	76,443	779
* A.C. Moore Arts & Crafts, Inc.	53,433	777
* Jo-Ann Stores, Inc.	65,455	772
Courier Corp.	22,351	768
* Steinway Musical Instruments Inc.	29,914	763
^Triarc Cos., Inc. Class A	45,566	763
Dover Motorsports, Inc.	123,978	758
CPI Corp.	40,410	756
* Checkers Drive-In Restaurants, Inc.	49,660	753
Stanley Furniture Co., Inc.	31,766	736
* PetMed Express, Inc.	51,724	733
* 4Kids Entertainment Inc.	46,372	728
* Universal Electronics, Inc.	42,054	725
Dover Downs Gaming & Entertainment, Inc.	50,884	720
*^ Cabela's Inc.	43,060	715
* Blount International, Inc.	44,782	713
Books-a-Million Inc.	73,506	712
*^ America's Car-Mart, Inc.	42,305	699
*^ Audible, Inc.	53,586	688
* Tweeter Home Entertainment Group, Inc.	119,264	682
Bon-Ton Stores, Inc.	35,606	681
* West Marine, Inc.	48,185	674
UniFirst Corp.	21,643	673
Delta Apparel, Inc.	43,120	671
* McCormick & Schmick's Seafood Restaurants, Inc.	29,429	665
Blair Corp.	17,079	665
* Salem Communications Corp.	38,003	665
* PRIMEDIA Inc.	412,799	665
Gray Television, Inc.	67,328	661
Value Line, Inc.	18,765	661
* Skechers U.S.A., Inc.	43,088	660
* FTD Group, Inc.	63,129	656
* Rent-Way, Inc.	101,371	648
* Lenox Group, Inc.	48,717	645
* Perry Ellis International Corp.	33,945	645
* Shiloh Industries, Inc.	48,039	637
Noble International, Ltd.	30,447	635
*^ Multimedia Games Inc.	68,525	634
* Shoe Carnival, Inc.	28,391	622
Thomas Nelson, Inc.	25,156	620
* Famous Dave's of America, Inc.	54,988	620
* Harris Interactive Inc.	142,380	614
Frisch's Restaurants, Inc.	25,029	612
* National R. V. Holdings, Inc.	97,245	612
* Strattec Security Corp.	15,020	607
* Hollywood Media Corp.	140,824	607
* E. Gottschalk & Co., Inc.	71,591	604
* Outdoor Channel Holdings Inc.	44,534	601
* Playboy Enterprises, Inc. Class B	43,030	598

8

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Coachmen Industries, Inc.	50,398	595
* California Coastal Communities, Inc.	15,082	592
* Nobility Homes, Inc.	21,880	591
*^ Tandy Leather Factory, Inc.	86,205	591
Russ Berrie and Co., Inc.	51,384	587
Haverty Furniture Cos., Inc.	45,479	586
* Fisher Communications, Inc.	14,131	585
* Nobel Learning Communities, Inc.	61,506	581
* Gaiam, Inc.	42,027	568
Blockbuster Inc. Class A	151,146	567
* Regent Communications, Inc.	119,928	556
Escalade, Inc.	46,492	547
* Sunterra Corp.	38,400	546
* Rocky Shoes & Boots, Inc.	22,351	544
Liberty Homes, Inc. Class A	83,500	543
Spartan Motors, Inc.	52,715	542
* E Com Ventures, Inc.	34,719	535
* drugstore.com, Inc.	187,347	534
* Cosi, Inc.	61,791	513
* Trans World Entertainment Corp.	89,432	510
* RedEnvelope, Inc.	48,714	510
CSS Industries, Inc.	16,548	509
Knape & Vogt Manufacturing Co.	35,615	508
* Unifi, Inc.	164,763	501
* Rentrak Corp.	54,884	493
*^ WorldSpace, Inc. Class-A	33,796	490
* 1-800 Contacts, Inc.	41,787	489
* Lodgian, Inc.	45,500	488
* Proliance International Inc.	92,214	488
* Nexstar Broadcasting Group, Inc.	97,079	486
* Buca, Inc.	89,193	486
*^ Quantum Fuel Systems Technologies Worldwide,	180,875	485
* Franklin Covey Co.	76,611	484
* Rubio's Restaurants, Inc.	50,680	476
* Casual Male Retail Group, Inc.	77,627	476
* Spanish Broadcasting System, Inc.	93,018	475
* Fox and Hound Restaurant Group	30,715	473
* Saga Communications, Inc.	43,397	472
*^ Empire Resorts Inc.	63,435	469
* Meade Instruments Corp.	171,628	469
bebe stores, inc	32,991	463
Syms Corp.	31,990	462
*^ Navarre Corp.	82,584	457
*^ Sharper Image Corp.	46,826	456
* Kirkland's, Inc.	75,337	450
Movie Gallery, Inc.	79,534	446
GenTek, Inc.	24,822	444
* Hartmarx Corp.	56,545	442
* Celebrate Express, Inc.	32,148	434

9

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* The Smith & Wollensky Restaurant Group, Inc.	84,070	432
Flexsteel Industries, Inc.	30,211	432
Traffix, Inc.	84,044	430
* Bally Total Fitness Holding Corp.	68,441	430
* Mothers Work, Inc.	32,625	417
* Franklin Electronic Publishers, Inc.	107,061	412
* ^Syntax-Brillian Corp.	83,537	409
* Wilsons The Leather Experts Inc.	110,606	403
* INVESTools Inc.	74,218	401
* Restoration Hardware, Inc.	66,431	400
Gaming Partners International	35,691	399
Craftmade International, Inc.	19,943	399
* Reading International Inc. Class A	51,068	398
* Comstock Homebuilding Cos., Inc.	27,708	391
* Riviera Holdings Corp.	23,800	390
* R&B, Inc.	40,346	382
* dELiA*S, Inc.	45,551	378
* Systemax Inc.	60,419	377
* LodgeNet Entertainment Corp.	26,740	373
*^ The Wet Seal, Inc. Class A	83,494	371
* Virco Manufacturing Corp.	65,429	360
*^ Jameson Inns, Inc. REIT	166,862	359
* Friendly Ice Cream Corp.	41,615	358
* PC Mall, Inc.	62,720	355
* Interstate Hotels & Resorts, Inc.	80,881	353
* Impco Technologies Inc.	65,943	338
* Fairchild Corp.	132,652	338
*^ Image Entertainment, Inc.	103,924	333
* Ruth's Chris Steak House	18,200	329
* Applica Inc.	206,290	326
Libbey, Inc.	31,173	319
*^ Forward Industries, Inc.	35,448	315
Sturm, Ruger & Co., Inc.	44,112	309
* Young Broadcasting Inc.	115,845	301
*^ Design Within Reach Inc.	56,626	300
ARK Restaurants Corp.	10,403	294
* Stoneridge, Inc.	44,216	293
*^ Quaker Fabric Corp.	134,705	290
* Playboy Enterprises Inc. Class A	22,850	284
* Culp, Inc.	59,728	283
*^ WPT Enterprises Inc.	46,827	278
Bowl America, Inc. Class A	20,176	275
Standard Motor Products, Inc.	29,204	270
* Citi Trends Inc.	6,198	265
* Alloy, Inc.	91,103	263
^ Hancock Fabrics, Inc.	63,856	260
Lifetime Brands, Inc.	12,231	253
* Hayes Lemmerz International, Inc.	71,690	252
* Maidenform Brands, Inc.	19,800	251

10

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Innovo Group Inc.	232,301	239
* Volcom, Inc.	7,000	238
* The Dixie Group, Inc.	17,171	237
* Bombay Co.	79,374	235
* Pomeroy IT Solutions, Inc.	26,228	219
* CoActive Marketing Group, Inc.	73,899	208
* Nitches Inc.	33,141	202
*^ Oneida Ltd.	254,066	201
* Collectors Universe, Inc.	11,990	193
* Shoe Pavilion, Inc.	24,018	188
Cadmus Communications	9,270	187
* The Princeton Review, Inc.	36,188	186
* SPEEDUS Corp.	146,528	172
* Youbet.com, Inc.	35,903	170
* Emerson Radio Corp.	55,351	169
*^ Pegasus Communications Corp.	41,504	164
* Zumiez Inc.	3,700	160
* Mestek, Inc.	11,954	157
* Concord Camera Corp.	129,088	154
^ Fedders Corp.	87,807	151
* Insignia Systems, Inc.	206,799	149
* ^Bluefly, Inc.	132,348	148
Weyco Group, Inc.	7,754	148
*^ iRobot Corp.	4,300	143
* NTN Communications, Inc.	94,622	141
* Exide Technologies	37,459	139
McRae Industries, Inc.	13,600	138
Cutter & Buck Inc.	12,247	137
* Cavalier Homes, Inc.	21,100	136
* EVCI Career Colleges Holding Corp.	84,250	135
* REX Stores Corp.	8,908	134
* ^Dominion Homes, Inc.	12,123	129
* Digital Generation Systems	236,886	128
* ^Gander Mountain Co.	21,005	124
* Max & Erma's Restaurant, Inc.	11,205	123
* Johnson Outdoors Inc.	7,174	122
J. Alexander's Corp.	15,000	120
*^ Salton, Inc.	57,751	119
Xerium Technologies Inc.	14,000	118
* Paxson Communications Corp.	130,532	117
*^ Smith & Wesson Holding Corp.	29,298	115
* Enesco Group, Inc.	62,495	115
Hallwood Group Inc.	1,400	109
* Knology, Inc.	28,000	105
* Zapata Corp.	18,072	104
* Acme Communications, Inc.	27,060	96
* Raytech Corp.	73,671	93
* Ashworth, Inc.	10,751	91
* Concorde Career College	5,800	86

11

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* eCOST.com Inc.	73,541	85
* Big Dog Holdings, Inc.	10,300	76
* Finlay Enterprises, Inc.	7,446	73
* Dura Automotive Systems, Inc.	30,296	68
* Diedrich Coffee, Inc.	13,550	66
ILX Resorts Inc.	6,100	63
* Sports Resorts International, Inc.	74,001	61
Superior Uniform Group, Inc.	5,399	55
* Rockford Corp.	13,828	46
* United Retail Group, Inc.	3,400	45
Aaron Rents, Inc.	2,025	39
* AMS Health Sciences, Inc.	41,000	36
* ACT Teleconferencing, Inc.	149,516	30
* Home Solutions of America	6,700	30
Hooker Furniture Corp.	1,400	24
Aldila, Inc.	900	23
* Winmark Corp.	1,099	23
Bandag, Inc. Class A	600	22
*^ MediaBay Inc.	13,852	18
* dELiA*S, Inc. Rights Exp. 1/27/2006	5,252	5
* SPAR Group, Inc.	5,200	5
Goody's Family Clothing	444	4
* OneTravel Holdings, Inc.	1,600	3
* Bush Industries, Inc. (Escrow)	55,432	3
* Singing Machine Co., Inc.	6,000	2
* Learning Care Group, Inc.	200	1
* Gadzooks, Inc.	92,160	1
* Radio One, Inc. Class D	126	1
* Featherlite Manufacturing, Inc.	200	1

		1,668,193

Consumer Staples (2.6%)
Kraft Foods Inc.	908,545	25,566
Bunge Ltd.	376,779	21,329
* Dean Foods Co.	454,627	17,121
Estee Lauder Cos. Class A	364,407	12,200
* Energizer Holdings, Inc.	220,611	10,984
* Smithfield Foods, Inc.	333,960	10,219
J.M. Smucker Co.	197,118	8,673
Hormel Foods Corp.	246,540	8,057
Church & Dwight, Inc.	217,304	7,178
* BJ's Wholesale Club, Inc.	228,392	6,751
* Del Monte Foods Co.	585,536	6,107
Corn Products International, Inc.	249,082	5,951
Flowers Foods, Inc.	176,617	4,868
PepsiAmericas, Inc.	207,575	4,828
* Rite Aid Corp.	1,241,688	4,321
Casey's General Stores, Inc.	170,126	4,219

12

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Ralcorp Holdings, Inc.	100,314	4,004
Universal Corp. (VA)	86,901	3,768
* United Natural Foods, Inc.	140,029	3,697
* Performance Food Group Co.	127,002	3,603
*^ Hansen Natural Corp.	42,718	3,367
Longs Drug Stores, Inc.	90,081	3,278
Lancaster Colony Corp.	86,555	3,207
Nu Skin Enterprises, Inc.	175,773	3,090
* NBTY, Inc.	188,904	3,071
* Playtex Products, Inc.	223,172	3,051
Chiquita Brands International, Inc.	141,742	2,836
Delta & Pine Land Co.	122,406	2,817
* Central Garden and Pet Co.	59,921	2,753
* Hain Celestial Group, Inc.	129,853	2,748
* Gold Kist Inc.	174,725	2,612
* Spectrum Brands Inc.	125,288	2,545
Ruddick Corp.	117,954	2,510
Tootsie Roll Industries, Inc.	85,277	2,467
Weis Markets, Inc.	53,914	2,320
* The Great Atlantic & Pacific Tea Co., Inc.	68,401	2,174
* TreeHouse Foods Inc.	115,393	2,160
* Chattem, Inc.	54,539	1,985
Pilgrim's Pride Corp.	58,239	1,931
* Pathmark Stores, Inc.	177,611	1,774
Seaboard Corp.	1,159	1,751
* Central European Distribution Corp.	42,895	1,722
Lance, Inc.	92,281	1,719
J & J Snack Foods Corp.	28,053	1,667
* Revlon, Inc. Class A	518,950	1,609
* USANA Health Sciences, Inc.	40,506	1,554
^ Vector Group Ltd.	79,089	1,437
* Elizabeth Arden, Inc.	71,233	1,429
* Peet's Coffee & Tea Inc.	46,858	1,422
WD-40 Co.	53,411	1,403
Sanderson Farms, Inc.	42,992	1,313
* Herbalife Ltd.	39,627	1,289
* Boston Beer Co., Inc. Class A	41,924	1,048
Nature's Sunshine Inc.	55,322	1,000
* Green Mountain Coffee Roasters, Inc.	24,493	994
* M&F Worldwide Corp.	57,160	933
* Smart & Final Inc.	69,178	891
Andersons, Inc.	20,572	886
Alliance One International, Inc.	227,115	886
Nash-Finch Co.	33,718	859
* Wild Oats Markets Inc.	69,643	841
The Topps Co., Inc.	112,216	834
Ingles Markets, Inc.	50,965	798
* PriceSmart, Inc.	94,927	794
Alico, Inc.	17,338	784

13

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* National Beverage Corp.	80,185	783
Inter Parfums, Inc.	42,311	760
Farmer Brothers, Inc.	37,051	717
Coca-Cola Bottling Co.	16,267	699
Diamond Foods, Inc.	34,988	692
^ Mannatech, Inc.	49,720	687
MGP Ingredients, Inc.	58,112	686
* Darling International, Inc.	168,943	671
United Guardian, Inc.	59,854	533
*^ Parlux Fragrances, Inc.	16,985	519
* Monterey Pasta Co.	125,316	505
* John B. Sanfilippo & Son, Inc.	38,329	496
*^ Lifeway Foods, Inc.	38,942	484
Arden Group Inc. Class A	5,251	478
* Carrington Labs Inc.	93,043	437
* Spartan Stores, Inc.	37,804	394
* Maui Land & Pineapple Co., Inc.	11,377	386
Premium Standard Farms Inc.	25,059	375
*^ Star Scientific, Inc.	153,686	361
* Natural Alternatives International, Inc.	52,837	342
Reddy Ice Holdings, Inc.	15,500	338
* Omega Protein Corp.	49,446	332
^ Reliv International, Inc.	24,785	327
Golden Enterprises Inc.	109,834	319
^ American Italian Pasta Co.	45,720	311
^ Cal-Maine Foods, Inc.	35,029	238
* Katy Industries, Inc.	66,122	205
* Natrol, Inc.	114,258	182
* Medifast, Inc.	32,309	169
Village Super Market Inc. Class A	2,745	165
* Cruzan International Inc.	5,700	160
Imperial Sugar Co.	9,109	124
* Schiff Nutrition International, Inc.	19,307	98
* Allion Healthcare Inc.	8,207	96
*^ Integrated Biopharma, Inc.	22,551	91
Calavo Growers, Inc.	6,584	67
* IGI, Inc.	72,000	63
Rocky Mountain Chocolate Factory, Inc.	3,200	52
* Cusine Solutions, Inc.	4,600	41
Whole Foods Market, Inc.	396	31
* Vermont Pure Holdings, Ltd.	600	1

		270,418

Energy (7.7%)
Peabody Energy Corp.	444,113	36,604
Chesapeake Energy Corp.	1,000,929	31,759
GlobalSantaFe Corp.	653,607	31,471
* Ultra Petroleum Corp.	518,113	28,911

14

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Smith International, Inc.	676,814	25,117
Noble Energy, Inc.	590,853	23,811
ENSCO International, Inc.	517,606	22,956
Pioneer Natural Resources Co.	434,166	22,260
* Newfield Exploration Co.	429,746	21,517
CONSOL Energy, Inc.	312,147	20,346
* Southwestern Energy Co.	563,102	20,238
Patterson-UTI Energy, Inc.	583,667	19,232
* Grant Prideco, Inc.	434,303	19,161
Arch Coal, Inc.	218,561	17,376
* Pride International, Inc.	535,147	16,456
* Cooper Cameron Corp.	383,142	15,862
Tesoro Petroleum Corp.	232,581	14,315
* Cimarex Energy Co.	278,327	11,971
Diamond Offshore Drilling, Inc.	169,542	11,793
Helmerich & Payne, Inc.	175,721	10,879
* Plains Exploration & Production Co.	264,802	10,521
Pogo Producing Co.	202,343	10,079
* FMC Technologies Inc.	232,611	9,984
Vintage Petroleum, Inc.	186,161	9,928
Massey Energy Co.	259,799	9,839
* Quicksilver Resources, Inc.	225,764	9,484
* Cal Dive International, Inc.	262,565	9,423
Western Gas Resources, Inc.	194,067	9,139
Tidewater Inc.	204,329	9,084
* Denbury Resources, Inc.	386,891	8,813
* Unit Corp.	155,882	8,578
* Forest Oil Corp.	184,553	8,410
Range Resources Corp.	304,815	8,029
Todco Class A	207,851	7,911
Cabot Oil & Gas Corp.	165,449	7,462
Frontier Oil Corp.	190,975	7,167
St. Mary Land & Exploration Co.	191,100	7,034
*^ Cheniere Energy, Inc.	182,899	6,808
* Maverick Tube Corp.	145,560	5,802
* Lone Star Technologies, Inc.	103,344	5,339
* Kinder Morgan Management, LLC	113,745	5,171
Overseas Shipholding Group Inc.	99,995	5,039
* Grey Wolf, Inc.	650,534	5,029
* Whiting Petroleum Corp.	124,492	4,980
* SEACOR Holdings Inc.	70,151	4,777
* Oceaneering International, Inc.	90,277	4,494
* Hanover Compressor Co.	310,104	4,376
* Swift Energy Co.	96,974	4,371
* Comstock Resources, Inc.	137,488	4,195
* Veritas DGC Inc.	118,057	4,190
* Stone Energy Corp.	91,075	4,147
* Hydrill Co.	66,178	4,143
* KCS Energy, Inc.	168,642	4,085

15

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Houston Exploration Co.	74,117	3,913
General Maritime Corp.	104,625	3,875
CARBO Ceramics Inc.	66,701	3,770
Holly Corp.	62,834	3,699
Berry Petroleum Class A	64,285	3,677
Penn Virginia Corp.	62,853	3,608
* TETRA Technologies, Inc.	117,180	3,576
* Parker Drilling Co.	330,040	3,574
* Encore Acquisition Co.	110,085	3,527
* Atwood Oceanics, Inc.	45,005	3,512
Foundation Coal Holdings, Inc.	92,231	3,505
USEC Inc.	292,299	3,493
* Superior Energy Services, Inc.	155,758	3,279
* Global Industries Ltd.	281,725	3,198
* W-H Energy Services, Inc.	96,598	3,195
World Fuel Services Corp.	92,582	3,122
* Oil States International, Inc.	98,058	3,106
* NS Group Inc.	71,538	2,991
*^ KFX, Inc.	171,162	2,929
* Remington Oil & Gas Corp.	79,840	2,914
* Atlas America, Inc.	45,209	2,722
* Petrohawk Energy Corp.	196,613	2,599
* Bois d'Arc Energy, Inc.	158,811	2,519
Lufkin Industries	49,485	2,468
* Universal Compression Holdings, Inc.	59,872	2,462
* Hornbeck Offshore Services, Inc.	70,804	2,315
* Offshore Logistics, Inc.	79,269	2,315
* Bill Barrett Corp.	59,824	2,310
* Newpark Resources, Inc.	298,912	2,281
* Alpha Natural Resources, Inc.	115,692	2,222
* ATP Oil & Gas Corp.	59,097	2,187
* James River Coal Co.	55,841	2,133
* Giant Industries, Inc.	40,802	2,120
* Parallel Petroleum Corp.	124,579	2,119
RPC Inc.	79,269	2,088
* Warren Resources Inc.	127,304	2,014
* Energy Partners, Ltd.	92,018	2,005
* Petroleum Development Corp.	55,524	1,851
*^ Delta Petroleum Corp.	84,173	1,832
* Gulfmark Offshore, Inc.	56,225	1,665
* Enbridge Energy Management LLC	36,456	1,653
*^ Input/Output, Inc.	233,113	1,639
* Edge Petroleum Corp.	65,577	1,634
* Dresser Rand Group, Inc.	65,900	1,593
W&T Offshore, Inc.	54,076	1,590
OMI Corp.	85,635	1,554
* Dril-Quip, Inc.	32,840	1,550
* Pioneer Drilling Co.	81,069	1,454
*^ Syntroleum Corp.	155,861	1,407

16

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Gasco Energy Inc.	214,100	1,398
* Carrizo Oil & Gas, Inc.	56,464	1,395
* Goodrich Petroleum Corp.	54,513	1,371
* ^GMX Resources Inc.	37,845	1,362
* PetroQuest Energy, Inc.	157,251	1,302
* Brigham Exploration Co.	109,260	1,296
Crosstex Energy, Inc.	19,934	1,257
* ^Toreador Resources Corp.	54,787	1,154
* Harvest Natural Resources, Inc.	124,810	1,108
* Clayton Williams Energy, Inc.	25,370	1,060
Gulf Island Fabrication, Inc.	39,175	952
*^ Transmeridian Exploration Inc.	155,300	947
*^ FX Energy, Inc.	118,248	944
* Mitcham Industries, Inc.	53,995	943
Resource America, Inc.	54,383	927
* The Meridian Resource Corp.	220,074	924
Maritrans Inc.	35,032	912
* Westmoreland Coal Co.	38,789	888
* Dawson Geophysical	28,657	883
* NATCO Group Inc.	41,162	842
* Double Eagle Petroleum Co.	39,950	815
* The Exploration Co. of Delaware, Inc.	117,792	761
* TransMontaigne Inc.	106,507	703
MarkWest Hydrocarbon, Inc.	31,906	702
* Rentech, Inc.	179,806	685
*^ Matrix Service Co.	68,477	674
*^ McMoRan Exploration Co.	32,763	648
* Callon Petroleum Co.	34,930	617
*^ U.S. Energy Corp.	128,973	565
*^ Pacific Ethanol, Inc.	51,977	562
* Allis-Chalmers Energy Inc.	44,300	552
* Endeavor International Corp.	160,200	529
* Arena Resources, Inc.	17,640	487
* Alon USA Energy, Inc.	24,600	483
* ^Infinity, Inc.	64,773	451
* ^OMNI Energy Services Corp.	122,346	450
NGP Capital Resources Co.	33,007	433
* Superior Well Services,Inc	17,284	411
* Abraxas Petroleum Corp.	76,600	404
* Harken Energy Corp.	699,584	399
* Petroleum Helicopters, Inc.	12,735	398
* Vaalco Energy, Inc.	92,838	394
* Royale Energy, Inc.	58,769	373
* Ngas Resources Inc.	32,550	341
*^ Tri-Valley Corp.	40,800	317
Barnwell Industries, Inc.	7,566	190
* Bolt Technology Corp.	12,800	180
Panhandle Royalty Co.	4,100	166
*^ American Oil & Gas Inc.	37,600	152
17

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Union Drilling, Inc.	10,331	150
* Penn Octane Corp.	242,076	104
* Contango Oil & Gas Co.	8,700	100
* Natural Gas Services Group	5,300	90
* Bronco Drilling Company Inc.	3,814	88
* Credo Pete Corp.	2,900	50
* T-3 Energy Services, Inc.	2,200	21
* Tengasco, Inc.	6,000	2
* Hyperdynamics Corp.	200	0

		812,942

Financials (23.2%)
Legg Mason Inc.	411,555	49,259
The Chicago Mercantile Exchange	116,443	42,792
General Growth Properties Inc. REIT	806,335	37,890
Hudson City Bancorp, Inc.	2,018,152	24,460
Boston Properties, Inc. REIT	303,086	22,468
Avalonbay Communities, Inc. REIT	248,393	22,169
Kimco Realty Corp. REIT	675,527	21,671
Fidelity National Financial, Inc.	586,081	21,562
Everest Re Group, Ltd.	208,935	20,967
Host Marriott Corp. REIT	1,074,411	20,360
^ Commerce Bancorp, Inc.	586,507	20,182
Popular, Inc.	925,863	19,582
* Ameritrade Holding Corp.	779,260	18,702
W.R. Berkley Corp.	378,803	18,039
Developers Diversified Realty Corp. REIT	367,720	17,290
TD Banknorth, Inc.	586,181	17,029
Radian Group, Inc.	280,411	16,429
Old Republic International Corp.	618,826	16,250
Mercantile Bankshares Corp.	277,261	15,649
Duke Realty Corp. REIT	464,199	15,504
Associated Banc-Corp	460,918	15,003
First American Corp.	323,299	14,645
AMB Property Corp. REIT	288,638	14,192
^ Allied Capital Corp.	468,773	13,768
iStar Financial Inc. REIT	381,996	13,618
The Macerich Co. REIT	202,486	13,595
Regency Centers Corp. REIT	229,224	13,513
New York Community Bancorp, Inc.	799,918	13,215
Leucadia National Corp.	277,502	13,170
The St. Joe Co.	193,283	12,992
^ Liberty Property Trust REIT	298,037	12,771
UnionBanCal Corp.	185,642	12,757
Assurant, Inc.	291,084	12,659
The PMI Group Inc.	302,453	12,422
Colonial BancGroup, Inc.	520,829	12,406
A.G. Edwards & Sons, Inc.	259,031	12,138

18

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Axis Capital Holdings Ltd.	386,263	12,082
Eaton Vance Corp.	440,866	12,062
* AmeriCredit Corp.	465,365	11,927
* Conseco, Inc.	510,885	11,837
White Mountains Insurance Group Inc.	21,106	11,789
American Capital Strategies, Ltd.	325,513	11,787
Health Care Properties Investors REIT	458,908	11,730
Brown & Brown, Inc.	375,577	11,470
PartnerRe Ltd.	172,300	11,315
Ventas, Inc. REIT	348,699	11,165
SL Green Realty Corp. REIT	142,371	10,876
United Dominion Realty Trust REIT	463,287	10,859
Federal Realty Investment Trust REIT	178,151	10,805
Commerce Bancshares, Inc.	204,121	10,639
HCC Insurance Holdings, Inc.	357,238	10,603
TCF Financial Corp.	383,995	10,422
Protective Life Corp.	235,393	10,303
Weingarten Realty Investors REIT	271,476	10,265
Rayonier Inc. REIT	256,178	10,209
Camden Property Trust REIT	176,098	10,200
City National Corp.	140,411	10,171
Arden Realty Group, Inc. REIT	226,315	10,146
Sky Financial Group, Inc.	364,130	10,131
Reckson Associates Realty Corp. REIT	278,858	10,033
Independence Community Bank Corp.	250,961	9,971
Arthur J. Gallagher & Co.	321,593	9,931
* Nasdaq Stock Market Inc.	277,062	9,747
Hospitality Properties Trust REIT	242,955	9,742
RenaissanceRe Holdings Ltd.	213,914	9,436
Fulton Financial Corp.	530,156	9,331
Trizec Properties, Inc. REIT	406,189	9,310
StanCorp Financial Group, Inc.	184,416	9,212
^ Thornburg Mortgage, Inc. REIT	351,527	9,210
Pan Pacific Retail Properties, Inc. REIT	137,447	9,194
Valley National Bancorp	375,516	9,050
Mack-Cali Realty Corp. REIT	209,031	9,030
* Markel Corp.	28,464	9,025
Shurgard Storage Centers, Inc. Class A REIT	158,524	8,990
Bank of Hawaii Corp.	173,367	8,935
Wilmington Trust Corp.	229,044	8,912
Astoria Financial Corp.	298,336	8,771
Cullen/Frost Bankers, Inc.	159,459	8,560
Webster Financial Corp.	181,717	8,523
IndyMac Bancorp, Inc.	216,866	8,462
Nationwide Financial Services, Inc.	191,168	8,411
New Plan Excel Realty Trust REIT	352,052	8,161
CenterPoint Properties Corp. REIT	164,549	8,142
Investors Financial Services Corp.	221,037	8,141
Mills Corp. REIT	191,180	8,018

19

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

SEI Investments Co.	214,513	7,937
BRE Properties Inc. Class A REIT	172,958	7,866
* Affiliated Managers Group, Inc.	96,317	7,729
Hanover Insurance Group Inc.	181,395	7,577
Jefferies Group, Inc.	166,762	7,501
AmerUs Group Co.	130,552	7,398
HRPT Properties Trust REIT	708,723	7,335
FirstMerit Corp.	280,771	7,275
Raymond James Financial, Inc.	192,184	7,240
Essex Property Trust, Inc. REIT	77,238	7,121
* IntercontinentalExchange Inc.	194,810	7,081
Mercury General Corp.	119,910	6,981
The South Financial Group, Inc.	252,193	6,945
East West Bancorp, Inc.	190,005	6,933
Unitrin, Inc.	153,559	6,918
New Century REIT, Inc.	190,816	6,883
CarrAmerica Realty Corp. REIT	197,487	6,839
BlackRock, Inc.	62,719	6,804
Washington Federal Inc.	293,698	6,752
Health Care Inc. REIT	194,722	6,601
Assured Guaranty Ltd.	256,433	6,511
Prentiss Properties Trust REIT	158,517	6,448
Colonial Properties Trust REIT	151,343	6,353
Hudson United Bancorp	150,257	6,263
American National Insurance Co.	52,438	6,135
Transatlantic Holdings, Inc.	91,183	6,127
Alexandria Real Estate Equities, Inc. REIT	75,976	6,116
Realty Income Corp. REIT	282,716	6,112
Cathay General Bancorp	169,480	6,091
Ohio Casualty Corp.	214,903	6,086
People's Bank	195,514	6,073
* Alleghany Corp.	21,321	6,055
Kilroy Realty Corp. REIT	97,704	6,048
* Philadelphia Consolidated Holding Corp.	62,317	6,025
American Financial Group, Inc.	157,249	6,024
Taubman Co. REIT	171,541	5,961
Waddell & Reed Financial, Inc.	282,849	5,931
Whitney Holdings Corp.	213,899	5,895
BancorpSouth, Inc.	264,413	5,836
Westamerica Bancorporation	108,482	5,757
Zenith National Insurance Corp.	122,917	5,669
NewAlliance Bancshares, Inc.	388,027	5,642
Greenhill & Co., Inc.	100,203	5,627
UCBH Holdings, Inc.	314,614	5,625
First Industrial Realty Trust REIT	145,969	5,620
* SVB Financial Group	119,901	5,616
CBL & Associates Properties, Inc. REIT	142,119	5,615
First Niagara Financial Group, Inc.	387,768	5,611
Pacific Capital Bancorp	155,718	5,540

20

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Post Properties, Inc. REIT	137,696	5,501
Westcorp, Inc.	81,223	5,410
First Midwest Bancorp, Inc.	153,317	5,375
Healthcare Realty Trust Inc. REIT	161,315	5,367
Heritage Property Investment Trust REIT	160,033	5,345
^CapitalSource Inc.	236,324	5,294
Brandywine Realty Trust REIT	189,426	5,287
Crescent Real Estate, Inc. REIT	266,311	5,278
* Covanta Holding Corp.	346,994	5,226
National Financial Partners Corp.	99,351	5,221
American Financial Realty Trust REIT	434,646	5,216
Highwood Properties, Inc. REIT	182,525	5,193
Fremont General Corp.	221,222	5,139
* ProAssurance Corp.	105,024	5,108
* CB Richard Ellis Group, Inc.	86,517	5,092
Selective Insurance Group	95,484	5,070
* Investment Technology Group, Inc.	142,616	5,054
Old National Bancorp	228,776	4,951
Park National Corp.	47,779	4,904
Commerce Group, Inc.	85,307	4,886
^Friedman, Billings, Ramsey Group, Inc. REIT	493,532	4,886
Nationwide Health Properties, Inc. REIT	228,228	4,884
Reinsurance Group of America, Inc.	101,839	4,864
Downey Financial Corp.	70,719	4,836
American Home Mortgage Investment Corp. REIT	145,680	4,745
Hilb, Rogal and Hamilton Co.	120,928	4,657
* WFS Financial, Inc.	61,055	4,649
Pennsylvania REIT	124,012	4,633
^ Annaly Mortgage Management Inc. REIT	417,743	4,570
Erie Indemnity Co. Class A	84,100	4,474
Delphi Financial Group, Inc.	96,808	4,454
* GFI Group Inc.	93,681	4,443
Home Properties, Inc. REIT	108,616	4,432
United Bankshares, Inc.	125,416	4,420
LaSalle Hotel Properties REIT	120,275	4,416
Forest City Enterprise Class A	116,060	4,402
Wintrust Financial Corp.	80,074	4,396
*^ CBOT Holdings, Inc. Class A	46,870	4,395
Provident Financial Services Inc.	236,880	4,385
The Phoenix Cos., Inc.	321,142	4,380
Greater Bay Bancorp	170,948	4,380
Chittenden Corp.	157,318	4,375
International Bancshares Corp.	148,705	4,366
Jones Lang Lasalle Inc.	86,464	4,353
Washington REIT	142,312	4,319
Sunstone Hotel Investors, Inc. REIT	161,809	4,299
Umpqua Holdings Corp.	150,388	4,291
UICI	118,466	4,207
Trustmark Corp.	152,764	4,196

21

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Citizens Banking Corp.	145,511	4,038
Texas Regional Bancshares, Inc.	139,332	3,943
U-Store-It Trust REIT	183,973	3,873
Endurance Specialty Holdings Ltd.	107,707	3,861
MAF Bancorp, Inc.	93,201	3,857
BioMed Realty Trust, Inc. REIT	157,614	3,846
LandAmerica Financial Group, Inc.	60,288	3,762
Provident Bankshares Corp.	111,333	3,760
Susquehanna Bancshares, Inc.	158,252	3,747
Lexington Corporate Properties Trust REIT	175,561	3,739
Commercial Net Lease Realty REIT	183,127	3,730
Central Pacific Financial Co.	102,880	3,695
Newcastle Investment Corp. REIT	147,981	3,677
Cousins Properties, Inc. REIT	129,750	3,672
Corporate Office Properties Trust, Inc. REIT	103,037	3,662
First Citizens BancShares Class A	20,839	3,635
R.L.I. Corp.	72,369	3,609
Entertainment Properties Trust REIT	87,569	3,568
Boston Private Financial Holdings, Inc.	116,093	3,532
*^ International Securities Exchange, Inc.	126,480	3,481
Scottish Re Group Ltd.	138,866	3,409
IPC Holdings Ltd.	124,404	3,406
First BanCorp Puerto Rico	273,492	3,394
Inland Real Estate Corp. REIT	228,054	3,373
EastGroup Properties, Inc. REIT	74,440	3,362
* Argonaut Group, Inc.	102,482	3,358
F.N.B. Corp.	191,074	3,317
AMLI Residential Properties Trust REIT	86,744	3,301
Montpelier Re Holdings Ltd.	173,587	3,281
UMB Financial Corp.	51,000	3,259
Glacier Bancorp, Inc.	106,428	3,198
CVB Financial Corp.	157,434	3,197
Mid-America Apartment Communities, Inc. REIT	65,527	3,178
TrustCo Bank NY	253,817	3,152
Maguire Properties, Inc. REIT	101,710	3,143
* Trammell Crow Co.	121,734	3,122
Doral Financial Corp.	292,277	3,098
BOK Financial Corp.	67,739	3,077
First Commonwealth Financial Corp.	237,411	3,070
W Holding Co., Inc.	372,779	3,068
* First Federal Financial Corp.	56,089	3,058
Strategic Hotel Capital, Inc. REIT	148,213	3,050
Republic Bancorp, Inc.	255,992	3,046
Apollo Investment Corp.	168,234	3,016
Glimcher Realty Trust REIT	123,338	3,000
Stewart Information Services Corp.	61,461	2,991
Tanger Factory Outlet Centers, Inc. REIT	103,900	2,986
* Knight Capital Group, Inc. Class A	301,733	2,984
Kearny Financial Corp.	244,587	2,984

22

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Corus Bankshares Inc.	52,800	2,971
Brookline Bancorp, Inc.	208,595	2,956
^ The First Marblehead Corp.	89,650	2,946
Equity One, Inc. REIT	127,317	2,944
Sterling Financial Corp.	117,667	2,939
Redwood Trust, Inc. REIT	71,219	2,938
Alabama National BanCorporation	45,150	2,924
^ Novastar Financial, Inc. REIT	103,875	2,920
S & T Bancorp, Inc.	79,271	2,919
FelCor Lodging Trust, Inc. REIT	169,109	2,910
Senior Housing Properties Trust REIT	171,991	2,908
Trustreet Properties, Inc. REIT	198,752	2,906
* Accredited Home Lenders Holding Co.	58,497	2,900
First Republic Bank	77,982	2,886
Equity Lifestyle Properties, Inc. REIT	63,914	2,844
* CNA Financial Corp.	86,721	2,838
Student Loan Corp.	13,563	2,838
Platinum Underwriters Holdings, Ltd.	90,749	2,820
Hancock Holding Co.	74,562	2,819
United Community Banks, Inc.	104,918	2,797
National Penn Bancshares Inc.	146,680	2,794
Max Re Capital Ltd.	107,338	2,788
* MeriStar Hospitality Corp. REIT	296,329	2,785
Horace Mann Educators Corp.	145,388	2,757
PS Business Parks, Inc. REIT	55,407	2,726
Sovran Self Storage, Inc. REIT	57,965	2,723
* Piper Jaffray Cos., Inc.	67,337	2,720
Chemical Financial Corp.	85,142	2,704
First Community Bancorp	49,620	2,698
Frontier Financial Corp.	83,777	2,681
Harbor Florida Bancshares, Inc.	72,284	2,678
Extra Space Storage Inc. REIT	173,631	2,675
Commercial Capital Bancorp, Inc.	155,263	2,658
Financial Federal Corp.	59,609	2,650
Fidelity Bankshares, Inc.	80,435	2,630
* CompuCredit Corp.	68,138	2,622
Infinity Property & Casualty Corp.	69,951	2,603
Spirit Finance Corp. REIT	229,306	2,603
* Arch Capital Group Ltd.	47,450	2,598
Amcore Financial, Inc.	84,213	2,561
Equity Inns, Inc. REIT	183,204	2,482
First Charter Corp.	103,971	2,460
* Nelnet, Inc.	60,214	2,450
RAIT Investment Trust REIT	93,894	2,434
^ Impac Mortgage Holdings, Inc. REIT	257,738	2,425
Capitol Federal Financial	73,111	2,408
BankUnited Financial Corp.	90,384	2,402
Omega Healthcare Investors, Inc. REIT	190,310	2,396
Sterling Bancshares, Inc.	153,964	2,377

23

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Fieldstone Investment Corp. REIT	200,436	2,377
NBT Bancorp, Inc.	110,071	2,376
Gold Banc Corp., Inc.	130,110	2,371
Advanta Corp. Class A	78,597	2,368
Nuveen Investments, Inc. Class A	54,826	2,337
United Fire & Casualty Co.	57,704	2,333
Innkeepers USA Trust REIT	144,993	2,320
Cash America International Inc.	99,441	2,306
MB Financial, Inc.	65,083	2,304
Community Bank System, Inc.	102,026	2,301
Westbanco Inc.	75,437	2,294
Bank Mutual Corp.	214,148	2,270
Wesco Financial Corp.	5,859	2,256
Alfa Corp.	138,664	2,232
Glenborough Realty Trust, Inc. REIT	121,766	2,204
Cohen & Steers, Inc.	118,187	2,202
Hanmi Financial Corp.	121,722	2,174
First Financial Bankshares, Inc.	61,956	2,172
PFF Bancorp, Inc.	70,874	2,163
GMH Communities Trust REIT	139,091	2,157
Town & Country Trust REIT	63,691	2,153
Community Banks, Inc.	76,558	2,144
* USI Holdings Corp.	152,751	2,103
BankAtlantic Bancorp, Inc. Class A	150,014	2,100
* Texas Capital Bancshares, Inc.	93,695	2,100
Prosperity Bancshares, Inc.	71,766	2,063
City Holding Co.	57,223	2,057
State Auto Financial Corp.	55,405	2,020
National Health Investors REIT	77,365	2,008
First Merchants Corp.	76,607	1,992
MCG Capital Corp.	135,654	1,979
Mid-State Bancshares	73,911	1,977
Sun Communities, Inc. REIT	62,904	1,975
Highland Hospitality Corp. REIT	177,740	1,964
Unizan Financial Corp.	73,172	1,943
Aspen Insurance Holdings Ltd.	82,090	1,943
First Financial Bancorp	110,480	1,936
Safety Insurance Group, Inc.	47,912	1,934
* Alexander's, Inc. REIT	7,773	1,908
PrivateBancorp, Inc.	53,548	1,905
Parkway Properties Inc. REIT	47,228	1,896
Fidelity National Title Group, Inc. Class A	75,887	1,848
Saxon Inc. REIT	162,528	1,841
*^ LaBranche & Co. Inc.	182,023	1,840
Provident New York Bancorp, Inc.	167,072	1,839
Lazard Ltd. Class A	56,500	1,802
National Western Life Insurance Co. Class A	8,694	1,799
* Collegiate Funding Services, Inc.	90,812	1,794
Acadia Realty Trust REIT	88,899	1,782

24

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Anthracite Capital Inc. REIT	169,096	1,781
Aames Investment Corp. REIT	274,175	1,771
Getty Realty Holding Corp. REIT	66,777	1,756
* World Acceptance Corp.	61,218	1,745
Capitol Bancorp Ltd.	46,597	1,745
Anchor Bancorp Wisconsin Inc.	57,397	1,741
KNBT Bancorp Inc.	106,128	1,729
FBL Financial Group, Inc. Class A	52,625	1,727
Flagstar Bancorp, Inc.	119,746	1,724
Simmons First National Corp.	62,126	1,721
Northwest Bancorp, Inc.	80,503	1,711
Global Signal, Inc. REIT	39,402	1,701
Bank of the Ozarks, Inc.	45,703	1,686
Harleysville National Corp.	88,263	1,686
Independent Bank Corp. (MI)	61,843	1,684
Sandy Spring Bancorp, Inc.	47,740	1,665
* Navigators Group, Inc.	37,616	1,640
* Investors Bancorp, Inc.	148,100	1,634
Saul Centers, Inc. REIT	45,250	1,634
Main Street Banks, Inc.	58,817	1,602
IBERIABANK Corp.	31,201	1,592
* United America Indemnity, Ltd.	86,579	1,590
First Indiana Corp.	46,084	1,584
* Triad Guaranty, Inc.	36,002	1,584
Sterling Financial Corp. (PA)	79,609	1,576
Community Trust Bancorp Inc.	50,046	1,539
Irwin Financial Corp.	71,212	1,525
Suffolk Bancorp	45,153	1,525
Harleysville Group, Inc.	57,389	1,521
Sterling Bancorp	77,050	1,520
21st Century Insurance Group	93,929	1,520
*^ Ocwen Financial Corp.	173,719	1,511
Kite Realty Group Trust REIT	97,422	1,507
Columbia Banking System, Inc.	52,608	1,502
WSFS Financial Corp.	24,450	1,498
Integra Bank Corp.	70,166	1,497
American Equity Investment Life Holding Co.	114,426	1,493
optionsXpress Holdings Inc.	60,271	1,480
Old Second Bancorp, Inc.	48,396	1,479
Banner Corp.	46,743	1,458
TierOne Corp.	49,307	1,450
* American Physicians Capital, Inc.	31,403	1,438
* Primus Guaranty, Ltd.	109,700	1,432
Partners Trust Financial Group, Inc.	118,045	1,422
Dime Community Bancshares	96,652	1,412
* Central Coast Bancorp	56,751	1,404
Midland Co.	38,892	1,402
DiamondRock Hospitality Co. REIT	116,917	1,398
* First Cash Financial Services, Inc.	47,363	1,381

25

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

^ Odyssey Re Holdings Corp.	54,624	1,370
Independent Bank Corp. (MA)	47,875	1,366
Midwest Banc Holdings, Inc.	61,306	1,364
Nara Bancorp, Inc.	76,428	1,359
Cascade Bancorp	58,893	1,355
Bristol West Holdings, Inc.	70,084	1,334
* Universal American Financial Corp.	88,420	1,333
U.S.B. Holding Co., Inc.	61,413	1,330
* Stifel Financial Corp.	35,313	1,327
Gamco Investors Inc. Class A	30,391	1,323
Medical Properties Trust Inc.	134,597	1,316
Investors Real Estate Trust REIT	141,755	1,308
Anworth Mortgage Asset Corp. REIT	177,005	1,292
Presidential Life Corp.	67,639	1,288
BancFirst Corp.	16,232	1,282
* Virginia Commerce Bancorp, Inc.	44,024	1,281
Capital Corp. of the West	39,340	1,277
* Tejon Ranch Co.	31,610	1,262
Placer Sierra Bancshares	45,433	1,259
Education Realty Trust, Inc.	97,530	1,257
Cardinal Financial Corp.	114,027	1,254
First Financial Holdings, Inc.	40,827	1,254
First Financial Corp. (IN)	46,419	1,253
* BankFinancial Corp.	85,213	1,252
Capital City Bank Group, Inc.	36,476	1,251
Center Financial Corp.	49,704	1,251
TriCo Bancshares	53,376	1,248
American Campus Communities, Inc. REIT	50,300	1,247
* FPIC Insurance Group, Inc.	35,851	1,244
SWS Group, Inc.	59,137	1,238
MFA Mortgage Investments, Inc. REIT	217,137	1,238
Universal Health Realty Income REIT	39,381	1,234
Arbor Realty Trust, Inc. REIT	47,338	1,227
United Community Financial Corp.	103,885	1,227
* Tradestation Group Inc.	98,684	1,222
First Place Financial Corp.	50,674	1,219
First Source Corp.	48,258	1,214
* Franklin Bank Corp.	67,334	1,211
* AmericanWest Bancorporation	51,043	1,206
West Coast Bancorp	45,376	1,200
Great Southern Bancorp, Inc.	43,173	1,192
Arrow Financial Corp.	45,555	1,191
Ameris Bancorp	59,865	1,188
Seacoast Banking Corp. of Florida	51,681	1,186
Yardville National Bancorp	34,070	1,181
Columbia Bancorp	28,459	1,174
First Potomac REIT	44,070	1,172
ASTA Funding, Inc.	42,839	1,171
First Busey Corp.	55,791	1,165

26

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Advance America Cash Advance Centers Inc.	93,649	1,161
* Asset Acceptance Capital Corp.	51,633	1,160
* Signature Bank	41,251	1,158
^ PXRE Group Ltd.	88,300	1,144
Ramco-Gershenson Properties Trust REIT	42,772	1,140
* ITLA Capital Corp.	23,218	1,134
* Sun Bancorp, Inc. (NJ)	57,223	1,130
* Criimi Mae, Inc. REIT	57,003	1,129
* Marlin Business Services Inc.	47,157	1,127
Omega Financial Corp.	40,335	1,124
* First Regional Bancorp	16,577	1,120
Washington Trust Bancorp, Inc.	42,702	1,118
Macatawa Bank Corp.	30,530	1,111
Digital Realty Trust, Inc.	48,893	1,106
S.Y. Bancorp, Inc.	44,144	1,104
* SCPIE Holdings Inc.	52,835	1,099
*^ Tarragon Realty Investors Inc. REIT	53,230	1,098
R & G Financial Corp. Class B	83,124	1,097
Bedford Property Investors, Inc. REIT	49,928	1,095
* CNA Surety Corp.	75,114	1,094
First State Bancorporation	45,329	1,087
* Heritage Commerce Corp.	50,432	1,084
Affordable Residential Communities REIT	112,712	1,074
Gramercy Capital Corp. REIT	47,149	1,074
*^ First Acceptance Corp.	104,348	1,074
HomeBanc Corp. REIT	143,335	1,072
LTC Properties, Inc. REIT	50,234	1,056
Farmers Capital Bank Corp.	34,236	1,052
* SNB Bancshares Inc. (TX)	60,127	1,047
* United PanAm Financial Corp.	40,227	1,041
Donegal Group Inc.	48,876	1,039
Capital Trust Class A REIT	35,407	1,037
Correctional Properties Trust	38,385	1,031
Renasant Corp.	32,506	1,028
* Banc Corp.	89,802	1,025
* Northern Empire Bancshares	42,814	1,013
*^ MarketAxess Holdings, Inc.	88,140	1,007
Flushing Financial Corp.	64,472	1,004
Sound Federal Bancorp Inc.	52,148	996
* The Bancorp Inc.	58,349	992
* Encore Capital Group, Inc.	57,022	989
Oriental Financial Group Inc.	79,848	987
OceanFirst Financial Corp.	43,246	984
Baldwin & Lyons, Inc. Class B	40,100	974
Cedar Shopping Centers, Inc. REIT	68,900	969
* Pacific Mercantile Bancorp	55,183	959
* Community Bancorp	30,321	958
Kansas City Life Insurance Co.	19,099	956
Interchange Financial Services Corp.	55,385	955

27

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Peoples Bancorp, Inc.	33,397	953
Tower Group, Inc.	42,695	938
Flag Financial Corp.	55,563	936
Ashford Hospitality Trust REIT	89,117	935
MortgageIT Holdings Inc. REIT	67,982	929
NetBank, Inc.	128,536	923
* PMA Capital Corp. Class A	101,058	923
Financial Institutions, Inc.	46,997	922
* Eurobancshares, Inc.	64,916	920
* Ace Cash Express, Inc.	39,266	917
West Bancorporation	48,861	914
Medallion Financial Corp.	81,114	913
Union Bankshares Corp.	21,063	908
Summit Bancshares, Inc.	50,181	902
MBT Financial Corp.	55,453	898
Clark, Inc.	67,536	895
Pennfed Financial Services, Inc.	48,524	894
* Boykin Lodging Co. REIT	73,055	893
Charter Financial Corp.	24,979	892
LSB Bancshares, Inc.	50,155	887
Willow Grove Bancorp, Inc.	58,481	885
* Dollar Financial Corp.	73,383	881
Bank of Granite Corp.	46,884	869
United Security Bancshares, Inc.	32,354	867
* eSPEED, Inc. Class A	112,091	864
Winston Hotels, Inc. REIT	87,205	863
Taylor Capital Group, Inc.	21,361	863
* EZCORP, Inc.	56,232	859
Consolidated-Tomoka Land Co.	12,078	856
Calamos Asset Management, Inc.	27,166	854
Citizens & Northern Corp.	33,275	853
Great American Financial Resources, Inc.	42,984	853
Sanders Morris Harris Group Inc.	51,526	845
Cavalry Bancorp, Inc.	35,422	844
* Capital Crossing Bank	25,147	840
Associated Estates Realty Corp. REIT	92,826	839
ECC Capital Corp.	369,679	835
Horizon Financial Corp.	38,248	835
* United Capital Corp.	33,837	835
Santander BanCorp	33,084	831
Wilshire Bancorp Inc.	48,177	828
Heartland Financial USA, Inc.	37,790	820
* ^Citizens, Inc.	150,389	820
Thomas Properties Group, Inc.	65,504	819
Capital Lease Funding, Inc. REIT	77,817	819
Government Properties Trust, Inc. REIT	87,541	817
Sizeler Property Investors, Inc. REIT	63,159	812
^ Vineyard National Bancorp Co.	26,118	805
NYMAGIC, Inc.	32,492	805

28

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

German American Bancorp	61,108	804
* Bay View Capital Corp.	45,124	803
North Valley Bancorp	44,948	801
American Land Lease, Inc. REIT	33,712	798
Heritage Financial Corp.	32,669	798
Urstadt Biddle Properties Class A REIT	48,930	793
CFS Bancorp, Inc.	55,453	793
BWC Financial Corp.	22,343	789
Eastern Virginia Bankshares, Inc.	36,953	787
Foothill Independent Bancorp	30,851	775
GB&T Bancshares, Inc.	36,036	772
BancTrust Financial Group, Inc.	38,213	768
Tompkins Trustco, Inc.	16,936	759
FNB Financial Services Corp.	46,157	757
Clifton Savings Bancorp, Inc.	75,117	756
Abington Community Bankcorp, Inc.	57,908	751
National Interstate Corp.	39,266	749
Mainsource Financial Group, Inc.	41,431	740
* Matrix Bancorp, Inc.	38,517	728
Republic Bancorp, Inc. Class A	33,799	725
CoBiz Inc.	39,463	719
First Bancorp (NC)	35,523	716
* Ceres Group, Inc.	138,130	714
Lakeland Financial Corp.	17,665	713
Univest Corp. of Pennsylvania	29,337	712
Lakeland Bancorp, Inc.	47,995	706
* Republic First Bancorp, Inc.	53,296	701
Southwest Bancorp, Inc.	34,523	690
HMN Financial, Inc.	23,373	690
Merchants Bancshares, Inc.	28,651	689
Century Bancorp, Inc. Class A	23,128	677
Affirmative Insurance Holdings, Inc.	46,332	676
First Albany Cos. Inc.	96,389	670
First Community Bancshares, Inc.	21,378	666
Parkvale Financial Corp.	23,541	664
* Pinnacle Financial Partners, Inc.	26,422	660
BNP Residential Properties, Inc. REIT	40,947	655
First of Long Island Corp.	15,490	655
Unity Bancorp, Inc.	46,721	654
Luminent Mortgage Capital, Inc. REIT	86,908	653
FirstBank Corp.	20,379	650
California National Bancorp	49,990	650
Capital Bank Corp.	42,276	649
Mercantile Bank Corp.	16,848	649
CityBank Lynnwood (WA)	18,109	644
* Quanta Capital Holdings Ltd.	126,300	644
Merrill Merchants Bancshares, Inc.	25,907	641
Crawford & Co. Class B	110,928	639
First Financial Service Corp.	22,028	638

29

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Meadowbrook Insurance Group, Inc.	108,864	636
Guaranty Federal Bancshares, Inc.	22,716	634
Newmil Bancorp, Inc.	20,757	634
*^ ZipRealty, Inc.	75,182	633
* Rewards Network Inc.	97,133	622
* Western Sierra Bancorp	16,982	618
Cooperative Bankshares, Inc.	30,343	617
Home Federal Bancorp	24,613	615
BRT Realty Trust REIT	25,727	614
* Western Alliance Bancorp	20,400	609
* Seabright Insurance Holdings	36,620	609
Urstadt Biddle Properties REIT	38,700	608
* BFC Financial Corp.	109,037	602
Royal Bancshares of Pennsylvania, Inc.	25,872	599
Direct General Corp.	35,440	599
Peoples Bancorp of North Carolina	26,565	599
* PremierWest Bancorp	42,505	595
Independence Holding Co.	30,211	591
TF Financial Corp.	20,613	586
Camden National Corp.	17,803	585
MutualFirst Financial Inc.	26,330	580
Greater Community Bancorp	37,935	578
FNB Corp. (VA)	18,679	573
Timberland Bancorp, Inc.	24,313	570
Commercial Bankshares, Inc.	15,965	565
Capital Title Group, Inc.	102,042	564
Greene County Bancshares	20,556	563
First M&F Corp.	16,532	562
Monmouth Real Estate Investment Corp. REIT	70,043	562
* State National Bancshares, Inc.	20,940	559
Sunset Financial Resources, Inc.	65,339	554
* Aether Holdings, Inc.	166,813	554
*^ Ameriserv Financial Inc.	127,826	553
Home Federal Bancorp, Inc.	45,279	550
* Pennsylvania Commerce Bancorp, Inc.	17,256	550
First Oak Brook Bancshares, Inc.	19,312	540
Oak Hill Financial, Inc.	15,975	531
Wainwright Bank & Trust Co.	52,231	526
NASB Financial Inc.	13,344	525
* Wilshire Enterprises, Inc.	67,396	525
K-Fed Bancorp	43,674	524
^ Center Bancorp, Inc.	47,288	518
Supertel Hospitality, Inc.	110,253	518
SCBT Financial Corp.	15,368	514
Shore Bancshares, Inc.	16,082	510
Coastal Financial Corp.	39,563	509
* American Independence Corp.	44,133	507
Peoples BancTrust Co., Inc.	25,888	504
Jefferson Bancshares, Inc.	36,833	503

30

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

NorthStar Realty Finance Corp. REIT	49,035	500
Bimini Mortgage Management, Inc.	55,154	499
MicroFinancial Inc.	126,520	498
^ Atlantic Coast Federal Corp.	35,372	497
* KMG America Corp.	54,174	497
Peoples Community Bancorp	24,633	496
Berkshire Hills Bancorp, Inc.	14,750	494
* Consumer Portfolio Services, Inc.	85,663	492
PVF Capital Corp.	45,848	492
Greater Delaware Valley Savings Bank	18,606	491
Mission West Properties Inc. REIT	50,375	491
Community Capital Corp.	22,110	489
Virginia Financial Group, Inc.	13,501	486
Citizens South Banking Corp.	40,314	481
American Mortgage Acceptance Co. REIT	32,746	478
Rainier Pacific Financial Group Inc.	28,927	463
United Mobile Homes, Inc. REIT	29,006	458
^Gladstone Capital Corp.	21,397	457
American National Bankshares Inc.	19,155	450
Colony Bankcorp, Inc.	17,960	449
One Liberty Properties, Inc. REIT	24,300	447
* QC Holdings Inc.	38,551	444
Camco Financial Corp.	30,680	437
Agree Realty Corp. REIT	15,121	437
Brooke Corp.	31,198	437
Exchange National Bancshares, Inc.	14,747	435
Eagle Bancorp, Inc.	18,526	434
Capital Southwest Corp.	4,784	433
Sierra Bancorp	18,986	433
Community Bancorp Inc.	12,168	432
^ Summit Financial Group, Inc.	18,732	430
New York Mortgage Trust, Inc. REIT	64,900	430
First United Corp.	20,231	430
Enterprise Financial Services Corp.	18,624	422
ProCentury Corp.	38,929	418
EMC Insurance Group, Inc.	20,985	418
Security Bank Corp.	17,786	414
The Washington Savings Bank	47,400	412
First Mutual Bancshares, Inc.	15,513	402
* Harris & Harris Group, Inc.	28,516	396
Firstbank Corp.	17,055	396
Provident Financial Holdings, Inc.	14,667	386
National Health Realty Inc. REIT	20,761	386
Prospect Energy Corp.	25,383	385
PMC Commercial Trust REIT	30,704	378
* Newtek Business Services, Inc.	195,227	377
Hanover Capital Mortgage Holdings, Inc. REIT	56,100	375
^ FNB Corp. (NC)	19,593	371
^ First South Bancorp, Inc.	10,371	366

31

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Hersha Hospitality Trust REIT	40,400	364
Peapack Gladstone Financial Corp.	12,719	355
* BNCCORP, Inc.	27,303	348
Capstead Mortgage Corp. REIT	58,420	339
Southside Bancshares, Inc.	16,800	339
Westfield Financial, Inc.	13,922	334
Southern Community Financial Corp.	37,113	334
State Bancorp, Inc.	19,663	329
Columbia Equity Trust Inc.	20,300	328
Meta Financial Group, Inc.	16,011	324
* The Enstar Group, Inc.	4,873	323
1st Independence Financial Group, Inc.	17,382	322
* Financial Industries Corp.	37,626	312
Presidential Realty Corp. REIT	41,100	308
Cascade Financial Corp.	17,206	305
Windrose Medical Properties Trust REIT	19,700	293
* Penn Treaty American Corp.	28,900	290
* Millennium Bankshares Corp.	33,501	290
Northern States Financial Corp.	15,012	284
Federal Agricultural Mortgage Corp. Class A	12,788	281
* U.S. Global Investors, Inc. Class A	20,155	279
Centerstate Banks of Florida	7,998	276
United Security Bancshares (CA)	8,888	271
Bryn Mawr Bank Corp.	12,475	269
MetroCorp Bancshares, Inc.	9,047	269
First Security Group Inc.	27,324	266
ESB Financial Corp.	22,985	258
Citizens 1st Bancorp, Inc.	10,793	254
First National Lincoln Corp.	13,735	242
Westwood Holdings Group, Inc.	13,026	237
BCSB Bankcorp, Inc.	17,575	227
* Dearborn Bancorp, Inc.	9,036	224
Delta Financial Corp.	26,312	220
Massbank Corp.	6,614	218
^ Smithtown Bancorp, Inc.	7,360	216
Fidelity Southern Corp.	12,022	215
Pamrapo Bancorp, Inc.	9,981	215
* Transcontinental Realty Investors, Inc. REIT	12,703	212
Texas United Bancshares	11,627	211
^ BKF Capital Group, Inc.	11,090	210
EFC Bancorp, Inc.	6,100	210
First Defiance Financial Corp.	7,692	208
TIB Financial Corp.	6,507	201
Beverly Hills Bancorp Inc.	19,094	198
UnionBancorp Inc.	9,200	194
PAB Bankshares, Inc.	10,438	190
* Standard Management Corp.	124,428	187
Origen Financial, Inc. REIT	25,895	184
* Amerisafe Inc.	18,200	183

32

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Vesta Insurance Group, Inc.	179,929	180
Yadkin Valley Bank and Trust Co.	12,116	178
Federal Agricultural Mortgage Corp. Class C	5,805	174
Feldman Mall Properties, Inc. REIT	14,309	172
Columbia Bancorp (OR)	7,766	171
Berkshire Bancorp Inc.	9,930	168
NBC Capital Corp.	6,907	164
Riverview Bancorp Inc.	6,841	159
* AmeriVest Properties, Inc. REIT	36,702	153
* Wauwatosa Holdings, Inc.	13,031	149
Eagle Hospitality Properties Trust Inc.	19,500	149
Northrim Bancorp Inc.	6,319	148
Bank of Marin CA	4,146	141
National Bankshares, Inc.	2,914	137
* Ocean Shore Holding Co.	11,213	129
Bancorp Rhode Island Inc.	3,820	127
America First Apartment Investors, Inc. REIT	8,465	119
Severn Bancorp, Inc.	6,014	116
* American Realty Investors, Inc.	14,135	113
Savannah Bancorp, Inc.	3,061	109
Republic Companies Group, Inc.	6,699	104
Synergy Financial Group, Inc.	8,122	102
Winthrop Realty Trust Inc. REIT	17,900	102
SI Financial Group, Inc.	9,225	101
Penns Woods Bancorp, Inc.	2,577	100
CNB Financial Corp.	6,668	94
* Stratus Properties Inc.	3,829	88
* Intervest Bancshares Corp.	3,530	87
Pulaski Financial Corp.	4,712	85
Prudential Bancorp, Inc. of Pennsylvania	6,483	77
Zions Bancorp	989	75
* Cash Systems, Inc.	7,440	65
Pacific Continental Corp.	3,713	59
AmREIT, Inc.	8,400	58
* FirstCity Financial Corp.	5,000	58
* Malan Realty Investors, Inc. REIT	49,200	46
IBT Bancorp, Inc.	1,000	41
Monarch Community Bancorp, Inc.	3,200	36
* Specialty Underwriters' Alliance, Inc.	5,300	33
Wilber Corp.	3,000	33
FMS Financial Corp.	1,775	31
Gateway Financial Holdings, Inc.	1,800	30
MidSouth Bancorp	900	24
Gladstone Commercial Corp. REIT	1,300	21
Advanta Corp. Class B	641	21
* Ladenburg Thalmann Financial Services, Inc.	44,335	20
* Diamond Hill Investment Group	616	19
* Horizon Group Properties, Inc. REIT	3,415	18
Old Point Financial Corp.	508	15

33

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Investors Capital Holdings, Ltd.	2,700	8
* Central Jersy Bancorp	600	8
PAULA Financial	3,100	6
Middleburg Financial Corp.	200	6
Leesport Financial Corp.	200	5
Oneida Financial Corp.	400	4
Wellsford Real Properties Inc.	600	4
Heritage Financial Group	214	2
* Transnational Financial Network	100	0

		2,446,119

Health Care (12.4%)
* Genentech, Inc.	1,509,449	139,624
* Celgene Corp.	572,852	37,121
* IVAX Corp.	739,557	23,170
Omnicare, Inc.	403,302	23,077
* Barr Pharmaceuticals Inc.	363,420	22,637
* Varian Medical Systems, Inc.	444,318	22,367
* Health Net Inc.	386,804	19,940
*^ Sepracor Inc.	358,332	18,490
* DaVita, Inc.	343,219	17,381
*^ Amylin Pharmaceuticals, Inc.	372,048	14,852
DENTSPLY International Inc.	265,754	14,268
* Intuitive Surgical, Inc.	119,877	14,058
* Lincare Holdings, Inc.	328,456	13,766
* Henry Schein, Inc.	294,391	12,847
* Cephalon, Inc.	196,206	12,702
Beckman Coulter, Inc.	209,907	11,944
* Invitrogen Corp.	178,542	11,898
* Community Health Systems, Inc.	299,710	11,491
* Triad Hospitals, Inc.	290,926	11,413
Dade Behring Holdings Inc.	268,459	10,977
* Renal Care Group, Inc.	230,809	10,920
* Cytyc Corp.	384,894	10,866
* Protein Design Labs, Inc.	381,111	10,831
* Inamed Corp.	122,831	10,770
* Affymetrix, Inc.	224,185	10,705
Pharmaceutical Product Development, Inc.	169,884	10,524
* Charles River Laboratories, Inc.	244,260	10,349
* Covance, Inc.	211,337	10,260
Hillenbrand Industries, Inc.	206,370	10,197
* Millennium Pharmaceuticals, Inc.	1,048,552	10,171
*^ Cerner Corp.	104,631	9,512
* Advanced Medical Optics, Inc.	225,402	9,422
* Vertex Pharmaceuticals, Inc.	334,763	9,263
* ResMed Inc.	238,590	9,140
* Respironics, Inc.	243,393	9,023
* Emdeon Corp.	1,024,955	8,671

34

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Universal Health Services Class B	184,663	8,631
* Edwards Lifesciences Corp.	201,783	8,396
* Gen-Probe Inc.	171,678	8,376
* VCA Antech, Inc.	279,062	7,870
*^ ImClone Systems, Inc.	229,743	7,866
* Neurocrine Biosciences, Inc.	124,786	7,828
* IDEXX Laboratories Corp.	108,268	7,793
Cooper Cos., Inc.	149,202	7,654
* Pediatrix Medical Group, Inc.	83,456	7,392
* Techne Corp.	131,315	7,373
* LifePoint Hospitals, Inc.	192,874	7,233
* Sierra Health Services, Inc.	86,427	6,911
Mentor Corp.	128,719	5,931
Medicis Pharmaceutical Corp.	183,768	5,890
STERIS Corp.	230,937	5,778
* Hologic, Inc.	149,955	5,686
Valeant Pharmaceuticals International	312,813	5,656
* Sybron Dental Specialties, Inc.	136,275	5,425
* WellCare Health Plans Inc.	132,481	5,412
*^ OSI Pharmaceuticals, Inc.	192,282	5,392
* Abgenix, Inc.	247,814	5,330
* American Healthways Inc.	114,206	5,168
* Endo Pharmaceuticals Holdings, Inc.	170,346	5,155
* ICOS Corp.	184,088	5,086
* Alkermes, Inc.	265,778	5,082
* Medarex, Inc.	353,466	4,896
* United Surgical Partners International, Inc.	149,322	4,801
* United Therapeutics Corp.	68,742	4,751
* Nektar Therapeutics	288,255	4,745
* MGI Pharma, Inc.	261,609	4,489
* Haemonetics Corp.	89,494	4,373
* Beverly Enterprises, Inc.	370,454	4,323
Chemed Corp.	87,012	4,323
* ViroPharma Inc.	230,394	4,274
Perrigo Co.	281,277	4,194
* Varian, Inc.	105,220	4,187
* American Medical Systems Holdings, Inc.	234,716	4,185
* Ventana Medical Systems, Inc.	97,670	4,136
* Bio-Rad Laboratories, Inc. Class A	62,786	4,109
*^ Sunrise Senior Living, Inc.	121,319	4,090
* Theravance, Inc.	181,359	4,084
* Andrx Group	247,930	4,083
* Apria Healthcare Group Inc.	167,360	4,035
Alpharma, Inc. Class A	140,933	4,018
* Onyx Pharmaceuticals, Inc.	136,549	3,927
Diagnostic Products Corp.	79,640	3,867
* Cubist Pharmaceuticals, Inc.	181,424	3,855
* Human Genome Sciences, Inc.	442,792	3,790
* Centene Corp.	144,163	3,790

35

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* CV Therapeutics, Inc.	151,071	3,736
Owens & Minor, Inc. Holding Co.	134,892	3,714
* Par Pharmaceutical Cos. Inc.	115,766	3,628
* Immucor Inc.	153,960	3,597
* Psychiatric Solutions, Inc.	60,930	3,579
* ArthroCare Corp.	84,756	3,572
* Kinetic Concepts, Inc.	89,455	3,557
* AMERIGROUP Corp.	173,999	3,386
Invacare Corp.	107,150	3,374
* Dionex Corp.	68,273	3,351
LCA-Vision Inc.	69,912	3,322
* Biosite Inc.	58,864	3,313
* PSS World Medical, Inc.	222,811	3,307
* IDX Systems Corp.	73,303	3,219
*^ Idenix Pharmaceuticals Inc.	187,852	3,214
* Kyphon Inc.	77,953	3,183
* New River Pharmaceuticals Inc.	60,939	3,162
* Thoratec Corp.	150,839	3,121
* Telik, Inc.	176,136	2,993
* Magellan Health Services, Inc.	94,061	2,958
* The Medicines Co.	168,080	2,933
* K-V Pharmaceutical Co. Class A	141,787	2,921
* Intermagnetics General Corp.	87,341	2,786
* Regeneron Pharmaceuticals, Inc.	173,773	2,772
* Viasys Healthcare Inc.	107,031	2,751
PolyMedica Corp.	82,006	2,745
* Salix Pharmaceuticals, Ltd.	156,078	2,744
* Radiation Therapy Services, Inc.	77,083	2,722
* BioMarin Pharmaceutical Inc.	250,418	2,700
* Matria Healthcare, Inc.	69,592	2,697
* Myriad Genetics, Inc.	128,289	2,668
*^ Martek Biosciences Corp.	107,355	2,642
* Kos Pharmaceuticals, Inc.	50,407	2,608
* Myogen, Inc.	86,143	2,598
*^ AtheroGenics, Inc.	129,139	2,584
*^ American Pharmaceuticals Partners, Inc.	66,206	2,568
* Genesis Healthcare Corp.	67,165	2,453
* Kindred Healthcare, Inc.	94,885	2,444
* Eclipsys Corp.	128,606	2,435
* Exelixis, Inc.	257,368	2,424
*^ Foxhollow Technologies Inc.	80,463	2,397
* Cyberonics, Inc.	73,867	2,386
* CONMED Corp.	100,052	2,367
* NDCHealth Corp.	122,886	2,363
* American Retirement Corp.	93,945	2,361
*^ Merge Technologies, Inc.	94,237	2,360
*^ WebMD Health Corp. Class A	80,851	2,349
* Serologicals Corp.	118,539	2,340
* Keryx Biopharmaceuticals, Inc.	157,116	2,300

36

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* AmSurg Corp.	100,402	2,295
* Momenta Pharmaceuticals, Inc.	102,940	2,269
*^ Amedisys Inc.	53,130	2,244
* The TriZetto Group, Inc.	131,788	2,239
* Symmetry Medical Inc.	114,712	2,224
Analogic Corp.	46,267	2,214
* Integra LifeSciences Holdings	61,396	2,177
* eResearch Technology, Inc.	143,690	2,170
West Pharmaceutical Services, Inc.	84,741	2,121
* PRA International	75,024	2,112
Arrow International, Inc.	72,842	2,112
* Dendrite International, Inc.	144,843	2,087
* Alexion Pharmaceuticals, Inc.	102,763	2,081
* LifeCell Corp.	107,388	2,048
* HealthExtras, Inc.	81,228	2,039
* DJ Orthopedics Inc.	73,603	2,030
*^ InterMune Inc.	119,009	1,999
* Odyssey Healthcare, Inc.	103,418	1,928
* Wright Medical Group, Inc.	90,945	1,855
*^ SurModics, Inc.	49,411	1,828
* Aspect Medical Systems, Inc.	52,450	1,802
*^ MannKind Corp.	156,533	1,763
* Adolor Corp.	120,680	1,762
* Conor Medsystems, Inc.	90,375	1,749
* Molina Healthcare Inc.	65,431	1,743
*^ Geron Corp.	201,780	1,737
* Ventiv Health, Inc.	73,258	1,730
* ICU Medical, Inc.	43,802	1,717
*^ NitroMed, Inc.	122,078	1,703
* Tanox, Inc.	103,547	1,695
* SonoSite, Inc.	48,243	1,689
* Greatbatch, Inc.	64,863	1,687
* Digene Corp.	56,906	1,660
*^ IntraLase Corp.	91,201	1,626
* Per-Se Technologies, Inc.	69,108	1,614
* Animas Corp.	66,440	1,605
*^ BioCryst Pharmaceuticals, Inc.	95,132	1,593
* Encysive Pharmaceuticals, Inc.	195,097	1,539
Meridian Bioscience Inc.	76,325	1,537
* PAREXEL International Corp.	75,200	1,524
* First Horizon Pharmaceutical Corp.	86,199	1,487
* NPS Pharmaceuticals Inc.	124,355	1,472
*^ Laserscope	65,191	1,464
* Avanir Pharmaceuticals Class A	412,935	1,420
* Lifeline Systems, Inc.	38,643	1,413
* Allscripts Healthcare Solutions, Inc.	105,380	1,412
* Zymogenetics, Inc.	82,858	1,409
* Molecular Devices Corp.	48,475	1,402
* Incyte Corp.	260,347	1,390

37

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Illumina, Inc.	96,481	1,360
* Pharmion Corp.	76,339	1,357
* Connetics Corp.	93,768	1,355
* Luminex Corp.	116,451	1,353
* OraSure Technologies, Inc.	153,290	1,352
* Senomyx, Inc.	110,834	1,343
*^ Dendreon Corp.	245,548	1,331
Datascope Corp.	40,003	1,322
Cambrex Corp.	70,418	1,322
* Palomar Medical Technologies, Inc.	37,068	1,299
* Cross Country Healthcare, Inc.	71,909	1,279
* Symbion, Inc.	55,159	1,269
* Inverness Medical Innovations, Inc.	53,412	1,266
* Somanetics Corp.	39,517	1,265
* Indevus Pharmaceuticals, Inc.	231,739	1,249
* Threshold Pharmaceuticals, Inc.	86,305	1,247
* SuperGen, Inc.	244,756	1,236
* Panacos Pharmaceuticals Inc.	177,655	1,231
* AMN Healthcare Services, Inc.	61,624	1,219
* Spectranetics Corp.	108,036	1,215
* Res-Care, Inc.	69,309	1,204
* Kendle International Inc.	46,460	1,196
* Penwest Pharmaceuticals Co.	60,783	1,186
*^ STAAR Surgical Co.	148,710	1,175
*^ Align Technology, Inc.	181,476	1,174
* Adams Respiratory Therapeutics, Inc.	28,705	1,167
* Conceptus, Inc.	91,006	1,148
Vital Signs, Inc.	26,684	1,143
* Albany Molecular Research, Inc.	93,834	1,140
* Accelrys Inc.	141,817	1,139
* Natus Medical Inc.	70,237	1,134
* Noven Pharmaceuticals, Inc.	74,819	1,132
* Nuvasive, Inc.	61,888	1,120
* Columbia Laboratories Inc.	239,932	1,116
* Candela Corp.	77,065	1,113
* Hi-Tech Pharmacal Co., Inc.	25,097	1,112
* Enzo Biochem, Inc.	88,412	1,098
* BioScrip Inc.	144,846	1,092
* Progenics Pharmaceuticals, Inc.	42,978	1,075
* RehabCare Group, Inc.	52,999	1,071
* Discovery Laboratories, Inc.	158,026	1,056
* Rural/Metro Corp.	114,779	1,036
* Cepheid, Inc.	117,324	1,030
*^ Solexa, Inc.	100,200	1,009
* Quidel Corp.	93,667	1,008
* Abaxis, Inc.	61,049	1,006
* Matrixx Initiatives, Inc.	48,023	1,006
* Angiodynamics Inc.	39,205	1,001
*^ SFBC International, Inc.	61,948	992

38

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* US Physical Therapy, Inc.	53,535	989
*^ Aastrom Biosciences, Inc.	462,460	976
* Omnicell, Inc.	80,571	963
* Merit Medical Systems, Inc.	78,603	954
Brookdale Senior Living Inc.	31,900	951
*^ Alnylam Pharmaceuticals Inc.	70,725	945
*^ Durect Corp.	184,747	937
* E-Z-EM, Inc.	40,682	932
* Amicas, Inc.	187,656	931
* Medical Action Industries Inc.	45,198	924
* NeoPharm, Inc.	85,550	923
* IRIS International, Inc.	42,100	920
Computer Programs and Systems, Inc.	22,091	915
* Collagenex Pharmaceuticals, Inc.	74,972	905
*^ StemCells, Inc.	262,145	904
* Bruker BioSciences Corp.	185,095	900
* Cantel Medical Corp.	49,754	893
*^ Cell Genesys, Inc.	150,445	892
* Gentiva Health Services, Inc.	60,132	886
* Endologix, Inc.	127,397	879
* Arena Pharmaceuticals, Inc.	61,363	873
* Kensey Nash Corp.	39,495	870
* HealthTronics Surgical Services, Inc.	111,747	856
* Neurometrix Inc.	31,332	855
* ThermoGenesis Corp.	175,943	850
* ARIAD Pharmaceuticals, Inc.	144,531	846
*^ Immunomedics Inc.	285,243	833
* Cerus Corp.	81,914	831
* Genta Inc.	568,847	831
* Enzon Pharmaceuticals, Inc.	112,026	829
* Repligen Corp.	203,376	814
* Nastech Pharmaceutical Co., Inc.	55,182	812
* ^SONUS Pharmaceuticals, Inc.	159,838	804
* Nuvelo, Inc.	98,837	802
* Trimeris, Inc.	69,175	795
* Lexicon Genetics Inc.	217,104	792
* Anadys Pharmaceuticals Inc.	89,661	789
*^ XOMA Ltd.	490,850	785
* Emageon Inc.	48,798	776
*^ Cell Therapeutics, Inc.	354,647	773
* Cutera, Inc.	29,178	769
* BioSphere Medical Inc.	93,310	756
* Oscient Pharmaceuticals	331,925	753
* Dexcom Inc.	50,235	750
Young Innovations, Inc.	21,947	748
*^ Insmed Inc.	378,846	746
* Phase Forward Inc.	76,409	745
*^ Northfield Laboratories, Inc.	55,596	745
Option Care, Inc.	55,631	743

39

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* TriPath Imaging, Inc.	123,030	743
* ImmunoGen, Inc.	143,881	738
CNS, Inc.	33,370	731
* DOV Pharmaceutical, Inc.	49,533	727
National Healthcare Corp.	19,284	721
*^ Nabi Biopharmaceuticals	212,522	718
* VaxGen, Inc.	81,259	711
* Emeritus Corp.	33,728	707
* American Dental Partners, Inc.	39,046	706
* Micro Therapeutics, Inc.	101,673	705
* Specialty Laboratories, Inc.	53,814	702
* Emisphere Technologies, Inc.	161,148	699
* Bioenvision, Inc.	105,883	691
*^ Q-Med, Inc.	71,334	690
* National Medical Health Card Systems, Inc.	25,185	685
*^ Novavax, Inc.	177,626	684
* Cholestech Corp.	68,590	680
* Embrex, Inc.	48,652	674
* Cardiac Science Corp.	74,500	674
* Cotherix, Inc.	63,442	674
* America Service Group Inc.	41,871	664
* Neogen Corp.	31,370	659
* Sun Healthcare Group Inc.	99,675	659
* AVANT Immunotherapeutics, Inc.	346,884	652
* Caliper Life Sciences, Inc.	110,103	647
* Rita Medical Systems, Inc.	165,005	645
*^ Renovis, Inc.	41,937	642
* Orthovita, Inc.	164,488	638
* Adeza Biomedical Corp.	30,301	638
* Acadia Pharmaceuticals Inc.	64,754	638
* Isis Pharmaceuticals, Inc.	121,462	636
* Cytokinetics, Inc.	96,063	628
* CorVel Corp.	33,077	628
* PDI, Inc.	46,114	623
* Bentley Pharmaceuticals, Inc.	37,790	620
* Zoll Medical Corp.	24,600	620
* Bio-logic Systems, Corp.	70,751	618
* Allied Healthcare International Inc.	100,461	617
* Regeneration Technologies, Inc.	86,257	617
* Anika Resh Inc.	52,657	616
* Pozen Inc.	63,599	610
*^ I-Flow Corp.	41,631	609
* Peregrine Pharmaceuticals, Inc.	653,176	607
* Vivus, Inc.	204,854	606
* Seattle Genetics, Inc.	127,727	603
* ev3 Inc.	40,778	601
* DepoMed, Inc.	99,786	599
* Horizon Health Corp.	26,363	597
* MedCath Corp.	32,050	595

40

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Osteotech, Inc.	119,188	592
* Vital Images, Inc.	22,412	586
* Mediware Information Systems, Inc.	48,405	583
* Vion Pharmaceuticals, Inc.	349,365	576
* Rigel Pharmaceuticals, Inc.	68,830	575
* Stereotaxis Inc.	66,278	571
*^ Neurobiological Technologies, Inc.	158,942	571
* Orthologic Corp.	116,433	571
* Zonagen, Inc.	108,932	557
* PhotoMedex, Inc.	323,372	556
* VistaCare, Inc.	44,453	556
* Iridex Corp.	69,472	546
Psychemedics Corp.	39,360	543
* Pain Therapeutics, Inc.	79,608	538
* Diversa Corp.	111,934	537
* ViaCell, Inc.	94,868	533
* Savient Pharmaceuticals Inc.	142,324	532
*^ Oxigene, Inc.	134,076	532
* ABIOMED, Inc.	57,506	531
* Dyax Corp.	100,491	530
*^ Nanogen, Inc.	199,339	522
* Alliance Imaging, Inc.	86,371	514
*^ AVI BioPharma, Inc.	148,161	511
* Allos Therapeutics Inc.	237,582	511
* Array BioPharma Inc.	72,516	508
* Orchid Cellmark, Inc.	66,774	507
*^ Antigenics, Inc.	106,408	507
* Inspire Pharmaceuticals, Inc.	98,570	501
*^ Bradley Pharmaceuticals, Inc.	52,548	499
*^ EntreMed, Inc.	256,754	498
* Sangamo BioSciences, Inc.	122,723	495
* SciClone Pharmaceuticals, Inc.	213,041	494
*^ Tercica, Inc.	68,475	491
* Maxygen Inc.	65,267	490
* Synovis Life Technologies, Inc.	48,853	490
* Heska Corp.	373,108	489
* Harvard Bioscience, Inc.	109,704	488
* Zila, Inc.	126,407	487
* Bioanalytical Systems, Inc.	85,896	482
^ BioLase Technology, Inc.	60,032	480
*^ Critical Therapeutics, Inc.	66,630	478
* Cypress Bioscience, Inc.	82,568	477
* Compex Technologies Inc.	72,870	477
* Monogram Biosciences, Inc.	254,770	476
*^ Advanced Magnetics, Inc.	42,507	471
*^ Acusphere, Inc.	87,558	468
* GTx, Inc.	59,512	450
*^ GTC Biotherapeutics, Inc.	269,754	442
* Neurogen Corp.	66,731	440

41

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Providence Service Corp.	15,209	438
*^ Sirna Therapeutics, Inc.	144,188	437
* Enpath Medical, Inc.	50,997	433
* Covalent Group, Inc.	196,091	427
*^ Inhibitex Inc.	50,781	427
* ArQule, Inc.	69,493	425
* Radiologix Inc.	134,594	411
* Fonar Corp.	595,934	405
*^ Clarient, Inc.	308,400	401
* MWI Veterinary Supply Inc.	15,500	400
* Sonic Innovations, Inc.	94,238	399
* Urologix, Inc.	103,066	398
*^ ATS Medical, Inc.	143,494	395
* Medtox Scientific, Inc.	51,018	387
*^ Cortex Pharmaceuticals, Inc.	169,207	386
* Barrier Therapeutics Inc.	46,175	379
* Encore Medical Corp.	76,174	377
* Santarus Inc.	68,754	377
*^ CuraGen Corp.	121,274	374
* Possis Medical Inc.	37,471	373
* Medical Staffing Network Holdings, Inc.	68,817	370
*^ Advancis Pharmaceutical Corp.	267,573	369
*^ Genaera Corp.	245,240	368
* Pharmacopeia Drug Discovery	101,940	363
* Five Star Quality Care, Inc.	45,537	358
*^ Lipid Sciences, Inc.	147,967	358
*^ ADVENTRX Pharmaceuticals, Inc.	107,099	351
Stratagene Holding Corp.	34,907	350
*^ Hythiam Inc.	56,985	350
* Theragenics Corp.	114,923	347
*^ SIGA Technologies, Inc.	365,231	347
* Kosan Biosciences, Inc.	76,924	342
* Hanger Orthopedic Group, Inc.	59,026	337
Hooper Holmes, Inc.	131,429	335
* NMT Medical, Inc.	20,764	332
* Xenoport Inc.	18,249	328
*^ Coley Pharmaceutical Group	21,640	328
* North American Scientific, Inc.	152,399	328
* Dynavax Technologies Corp.	76,624	326
*^ Immtech International, Inc.	46,563	323
*^ AP Pharma Inc.	205,127	314
* Ciphergen Biosystems, Inc.	263,906	311
*^ Genitope Corp.	38,284	305
* GenVec, Inc.	184,124	304
* Bioveris Corp.	65,753	300
*^ CYTOGEN Corp.	107,954	296
* VNUS Medical Technologies, Inc.	35,213	295
* DUSA Pharmaceuticals, Inc.	27,100	292
*^ NationsHealth, Inc.	37,100	290

42

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

*^ Palatin Technologies, Inc.	87,190	284
* Exactech, Inc.	24,724	283
* Avigen, Inc.	91,891	278
* Vical, Inc.	66,272	278
* Third Wave Technologies	92,625	276
* Capital Senior Living Corp.	26,384	273
* Curis, Inc.	74,276	264
* Ista Pharmaceuticals Inc.	40,548	258
* Escalon Medical Corp.	56,374	258
*^ Alfacell Corp.	134,796	254
*^ Paincare Holdings Inc.	77,435	252
* Auxilium Pharmaceuticals, Inc.	45,208	251
*^ Hemispherx Biopharma, Inc.	108,292	235
* SCOLR Pharma Inc.	39,400	231
* Immunicon Corp.	65,922	226
* Dialysis Corporation of America	22,467	225
* Air Methods Corp.	12,999	225
* Gene Logic Inc.	66,773	224
* Corgentech Inc.	21,686	223
* CardioDynamics International Corp.	181,029	219
* Nutraceutical International Corp.	15,857	215
*^ Introgen Therapeutics, Inc.	39,849	210
* EPIX Pharmaceuticals, Inc.	51,802	209
* LHC Group Inc.	11,943	208
* Lifecore Biomedical Inc.	12,802	208
* Microtek Medical Holdings, Inc.	58,408	203
* Corcept Therapeutics Inc.	55,139	200
* SRI/Surgical Express, Inc.	33,061	198
* Pharmacyclics, Inc.	54,813	195
*^ Sequenom, Inc.	284,105	193
* Neose Technologies, Inc.	98,815	191
*^ Hollis-Eden Pharmaceuticals, Inc.	39,309	190
*^ Aradigm Corp.	254,957	186
National Research Corp.	10,540	182
* Questcor Pharmaceuticals, Inc.	172,500	181
* Sunlink Health Systems, Inc.	17,000	179
* CryoLife Inc.	51,755	173
* SeraCare Life Sciences, Inc.	18,950	171
* Icagen, Inc.	26,050	168
*^ Titan Pharmaceuticals, Inc.	110,298	158
* Pharmos Corp.	76,879	155
* Axonyx Inc.	185,339	154
*^ Continucare Corp.	59,098	142
* Vision Sciences, Inc.	63,400	141
*^ Vascular Solutions, Inc.	18,323	139
*^ Curon Medical Inc.	334,765	137
* Exact Sciences Corp.	59,493	131
* Cellegy Pharmaceuticals, Inc.	245,753	129
* Accentia Biopharmaceuticals Inc.	25,400	129

43

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

*^ Interpharm Holdings, Inc.	103,637	129
* AtriCure, Inc.	11,500	122
* NeoRx Corp.	159,183	121
* Bio-Reference Laboratories, Inc.	6,400	120
* Vasomedical, Inc.	421,898	110
*^ Memory Pharmaceuticals Corp.	48,099	110
* Retractable Technologies, Inc.	29,868	107
* Digirad Corp.	26,520	107
* IDM Pharma, Inc.	40,504	105
* IVAX Diagnostics, Inc.	28,708	103
* Maxim Pharmaceuticals, Inc.	93,043	102
* HMS Holdings Corp.	12,851	98
* CardioTech International, Inc.	43,654	98
* Novamed, Inc.	14,225	93
* Novoste Corp.	39,543	88
* Applied Imaging Corp.	52,034	85
* Synergetics USA, Inc.	22,589	84
* Almost Family Inc.	5,142	82
* Proxymed Pharmacy, Inc.	18,971	77
* PRAECIS Pharmaceuticals, Inc.	19,094	77
* Genelabs Technologies, Inc.	41,337	76
* Caraco Pharmaceutical Laboratories, Ltd.	7,900	71
*^ The Med-Design Corp.	140,826	69
* Discovery Partners International	26,034	69
*^ Transgenomic, Inc.	55,635	58
* Targeted Genetics Corp.	117,596	58
*^ Aksys, Ltd.	85,407	56
* Metabasis Therapeutics, Inc.	6,759	54
* WellPoint Inc.	612	49
* La Jolla Pharmaceutical Co.	12,328	46
*^ Aphton Corp.	129,597	45
* CancerVax Corp.	32,339	45
*^ Alteon, Inc.	246,131	42
*^ GlycoGenesys, Inc.	87,076	37
Atrion Corp.	527	37
* The Immune Response Corp.	384,168	32
*^ BriteSmile, Inc.	39,793	30
*^ Biopure Corp. Class A	35,334	28
*^ Curative Health Services, Inc.	118,927	27
*^ Dynacq Healthcare, Inc.	11,146	27
* Precision Optics Corp., Inc.	65,104	23
* RegeneRx Biopharmaceuticals, Inc.	6,400	19
* The Quigley Corp.	1,300	18
* Metropolitan Health Networks Inc.	6,300	15
* United American Healthcare Corp.	5,335	13
* DiaSys Corp.	15,730	6
* Large Scale Biology Corp.	39,439	4
* National Dentex Corp.	100	2
* Isolagen Inc.	1,000	2

44

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* iVow Inc.	130	1
* Insite Vision, Inc.	200	0
* Nutrition 21 Inc.	200	0

		1,308,131

Industrials (11.2%)
Expeditors International of Washington, Inc.	360,187	24,316
Precision Castparts Corp.	448,779	23,251
C.H. Robinson Worldwide Inc.	577,147	21,372
Joy Global Inc.	410,444	16,418
Fastenal Co.	418,352	16,395
Republic Services, Inc. Class A	412,225	15,479
* The Dun & Bradstreet Corp.	224,307	15,020
Manpower Inc.	294,944	13,715
* ChoicePoint Inc.	302,838	13,479
* Jacobs Engineering Group Inc.	196,496	13,336
The Corporate Executive Board Co.	133,548	11,979
Pentair, Inc.	341,717	11,796
Roper Industries Inc.	289,813	11,451
Oshkosh Truck Corp.	247,872	11,053
* McDermott International, Inc.	238,988	10,661
*^ US Airways Group Inc.	286,989	10,659
* AMR Corp.	473,413	10,524
SPX Corp.	222,299	10,175
HNI Corp.	185,038	10,164
Ametek, Inc.	237,097	10,086
Aramark Corp. Class B	362,701	10,076
* Terex Corp.	166,861	9,912
CNF Inc.	176,296	9,853
Harsco Corp.	141,000	9,519
The Brink's Co.	198,386	9,505
J.B. Hunt Transport Services, Inc.	417,899	9,461
* Alliant Techsystems, Inc.	123,740	9,425
Hubbell Inc. Class B	204,481	9,226
The Timken Co.	281,058	8,999
Teleflex Inc.	136,748	8,886
* Stericycle, Inc.	149,033	8,775
* Yellow Roadway Corp.	196,159	8,751
Graco, Inc.	231,520	8,446
Landstar System, Inc.	197,703	8,252
Hughes Supply, Inc.	225,953	8,100
Alexander & Baldwin, Inc.	148,251	8,041
JLG Industries, Inc.	174,523	7,969
Laidlaw International Inc.	338,545	7,865
*^ JetBlue Airways Corp.	509,565	7,837
* Shaw Group, Inc.	267,112	7,770
* Thomas & Betts Corp.	178,914	7,507
Adesa, Inc.	302,531	7,388

45

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Flowserve Corp.	186,674	7,385
Donaldson Co., Inc.	230,420	7,327
MSC Industrial Direct Co., Inc. Class A	182,176	7,327
IDEX Corp.	176,769	7,267
Carlisle Co., Inc.	103,076	7,128
* USG Corp.	108,935	7,081
Briggs & Stratton Corp.	174,776	6,780
Kennametal, Inc.	130,185	6,645
Herman Miller, Inc.	233,227	6,575
* Kansas City Southern	267,346	6,531
Trinity Industries, Inc.	147,324	6,493
The Toro Co.	142,095	6,220
GATX Corp.	170,946	6,168
* Continental Airlines, Inc. Class B	287,198	6,117
* Corrections Corp. of America REIT	133,679	6,012
Brady Corp. Class A	166,150	6,011
Crane Co.	168,438	5,941
Engineered Support Systems, Inc.	141,097	5,875
Lincoln Electric Holdings, Inc.	140,460	5,571
* URS Corp.	145,571	5,475
* Copart, Inc.	235,375	5,428
* Waste Connections, Inc.	156,828	5,404
Lennox International Inc.	191,572	5,402
* BE Aerospace, Inc.	245,550	5,402
* United Stationers, Inc.	109,194	5,296
* United Rentals, Inc.	226,059	5,288
Skywest, Inc.	195,479	5,251
* Quanta Services, Inc.	398,509	5,248
CLARCOR Inc.	175,233	5,206
Deluxe Corp.	171,208	5,160
The Manitowoc Co., Inc.	102,236	5,134
* AGCO Corp.	305,688	5,065
* PHH Corp.	179,835	5,039
IKON Office Solutions, Inc.	472,952	4,923
DRS Technologies, Inc.	94,651	4,867
Acuity Brands, Inc.	151,932	4,831
Watsco, Inc.	80,122	4,792
* AirTran Holdings, Inc.	296,601	4,755
* Kirby Corp.	86,702	4,523
Actuant Corp.	80,637	4,500
Simpson Manufacturing Co.	123,738	4,498
* Genlyte Group, Inc.	83,936	4,496
Nordson Corp.	110,304	4,468
UTI Worldwide, Inc.	46,889	4,353
* Gardner Denver Inc.	87,776	4,327
* Armor Holdings, Inc.	100,267	4,276
* Hexcel Corp.	232,833	4,203
* Resources Connection, Inc.	161,248	4,202
Walter Industries, Inc.	84,217	4,187

46

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* EGL, Inc.	110,196	4,140
* FTI Consulting, Inc.	148,516	4,075
Banta Corp.	81,096	4,039
* Alaska Air Group, Inc.	112,478	4,018
Knight Transportation, Inc.	193,771	4,017
Curtiss-Wright Corp.	73,429	4,009
Granite Construction Co.	111,303	3,997
Watson Wyatt & Co. Holdings	142,330	3,971
Washington Group International, Inc.	74,667	3,955
Albany International Corp.	108,899	3,938
* Ceradyne, Inc.	89,379	3,915
Forward Air Corp.	106,401	3,900
Wabtec Corp.	143,364	3,856
* ESCO Technologies Inc.	86,087	3,830
* Navigant Consulting, Inc.	170,572	3,749
* Labor Ready, Inc.	180,005	3,748
Arkansas Best Corp.	85,618	3,740
Regal-Beloit Corp.	103,748	3,673
*^ Energy Conversion Devices, Inc.	89,898	3,663
Bucyrus International, Inc.	69,155	3,644
* Swift Transportation Co., Inc.	177,578	3,605
John H. Harland Co.	95,173	3,579
* EMCOR Group, Inc.	52,727	3,561
UAP Holding Corp.	170,671	3,485
Werner Enterprises, Inc.	174,390	3,435
Mueller Industries Inc.	123,811	3,395
* Wesco International, Inc.	78,335	3,347
* Teledyne Technologies, Inc.	113,690	3,308
* Moog Inc.	116,303	3,301
* GenCorp, Inc.	185,311	3,289
Florida East Coast Industries, Inc. Class A	76,796	3,254
Mine Safety Appliances Co.	89,411	3,238
Administaff, Inc.	76,247	3,206
* Esterline Technologies Corp.	85,683	3,187
* Dollar Thrifty Automotive Group, Inc.	86,109	3,106
Heartland Express, Inc.	152,372	3,092
* The Advisory Board Co.	64,617	3,080
Kaydon Corp.	95,160	3,058
* NCI Building Systems, Inc.	71,708	3,046
* Tetra Tech, Inc.	193,157	3,027
Universal Forest Products, Inc.	54,681	3,021
* Amerco, Inc.	41,017	2,955
* Acco Brands Corp.	118,528	2,904
* Beacon Roofing Supply, Inc.	100,815	2,896
Woodward Governor Co.	33,407	2,873
* West Corp.	68,143	2,872
Applied Industrial Technology, Inc.	84,324	2,841
* School Specialty, Inc.	77,578	2,827
G & K Services, Inc. Class A	71,338	2,800

47

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Genesee & Wyoming Inc. Class A	74,238	2,788
Steelcase Inc.	171,468	2,715
* AAR Corp.	111,865	2,679
* Korn/Ferry International	142,352	2,661
* General Cable Corp.	134,194	2,644
Watts Water Technologies, Inc.	86,223	2,612
* Old Dominion Freight Line, Inc.	96,192	2,595
ABM Industries Inc.	130,706	2,555
* Aviall, Inc.	87,791	2,528
* Portfolio Recovery Associates, Inc.	53,225	2,472
Macquarie Infrastructure Company Trust	80,071	2,466
* Mobile Mini, Inc.	51,659	2,449
Baldor Electric Co.	95,335	2,445
Federal Signal Corp.	162,563	2,440
* Hub Group, Inc.	68,571	2,424
* CoStar Group, Inc.	56,132	2,423
Pacer International, Inc.	92,566	2,412
A.O. Smith Corp.	68,478	2,404
* Orbital Sciences Corp.	186,545	2,395
* Cenveo Inc.	178,563	2,350
NACCO Industries, Inc. Class A	20,049	2,349
* Coinstar, Inc.	102,450	2,339
Viad Corp.	77,751	2,280
Franklin Electric, Inc.	55,551	2,196
Rollins, Inc.	110,656	2,181
* Astec Industries, Inc.	65,923	2,153
* First Advantage Corp. Class A	80,096	2,139
* Jacuzzi Brands, Inc.	246,086	2,067
Stewart & Stevenson Services, Inc.	97,738	2,065
* Griffon Corp.	86,732	2,065
* Republic Airways Holdings Inc.	134,804	2,049
Valmont Industries, Inc.	60,522	2,025
* EnerSys	155,112	2,023
ElkCorp	59,346	1,998
Barnes Group, Inc.	60,471	1,996
Wabash National Corp.	100,930	1,923
* Spherion Corp.	189,908	1,901
* GrafTech International Ltd.	302,749	1,883
* EnPro Industries, Inc.	69,695	1,878
Healthcare Services Group, Inc.	90,324	1,871
Kelly Services, Inc. Class A	70,120	1,839
* Teletech Holdings Inc.	151,090	1,821
* Evergreen Solar, Inc.	170,941	1,821
* Interline Brands, Inc.	79,532	1,809
* NCO Group, Inc.	106,610	1,804
* Consolidated Graphics, Inc.	38,054	1,801
Freightcar America Inc.	37,240	1,791
* The Middleby Corp.	20,512	1,774
* Triumph Group, Inc.	47,167	1,727

48

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Sequa Corp. Class A	24,885	1,718
* Heidrick & Struggles International, Inc.	53,330	1,709
* American Science & Engineering, Inc.	26,620	1,660
*^ A.S.V., Inc.	64,998	1,624
Cascade Corp.	33,426	1,568
* CRA International Inc.	32,869	1,568
* Insituform Technologies Inc. Class A	80,799	1,565
* CBIZ Inc.	258,083	1,554
* II-VI, Inc.	86,906	1,553
Apogee Enterprises, Inc.	92,834	1,506
* Kforce Inc.	134,571	1,502
Bowne & Co., Inc.	100,578	1,493
McGrath RentCorp	52,555	1,461
* Artesyn Technologies, Inc.	140,291	1,445
Sea Containers Ltd. Class A	112,300	1,408
Kaman Corp. Class A	71,315	1,404
* Sirva Inc.	172,771	1,382
* Encore Wire Corp.	59,879	1,363
* Perini Corp.	56,048	1,354
Vicor Corp.	85,463	1,351
* Infrasource Services Inc.	102,310	1,338
Raven Industries, Inc.	46,288	1,335
EDO Corp.	49,237	1,332
CDI Corp.	48,325	1,324
* Clean Harbors Inc.	45,901	1,322
Cubic Corp.	66,192	1,321
* SOURCECORP, Inc.	54,784	1,314
* Williams Scotsman International Inc.	75,815	1,312
CIRCOR International, Inc.	51,084	1,311
Ameron International Corp.	28,457	1,297
Knoll, Inc.	74,380	1,273
* Hudson Highland Group, Inc.	71,450	1,240
* Argon ST, Inc.	39,893	1,236
* Columbus McKinnon Corp.	55,830	1,227
Tennant Co.	23,548	1,224
* Pike Electric Corp.	75,400	1,223
* PICO Holdings, Inc.	37,765	1,218
Tredegar Corp.	92,944	1,198
* ExpressJet Holdings, Inc.	146,384	1,184
*^ Trex Co., Inc.	41,805	1,173
* RailAmerica, Inc.	105,733	1,162
* ABX Air, Inc.	147,360	1,154
* Celadon Group Inc.	39,816	1,147
*^ Ionatron Inc.	111,066	1,123
* American Reprographics Co.	43,880	1,115
* SCS Transportation, Inc.	52,314	1,112
* MTC Technologies, Inc.	40,417	1,107
* Power-One, Inc.	182,887	1,101
Standex International Corp.	39,385	1,093

49

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Mesa Air Group Inc.	102,244	1,069
* Distributed Energy Systems Corp.	140,693	1,064
* Casella Waste Systems, Inc.	82,364	1,053
* Commercial Vehicle Group Inc.	55,861	1,049
*^ TurboChef Technologies, Inc.	72,260	1,038
*^ FuelCell Energy, Inc.	122,196	1,035
United Industrial Corp.	24,890	1,030
* Huron Consulting Group Inc.	42,644	1,023
* Frontier Airlines, Inc.	108,820	1,005
* Flanders Corp.	81,564	992
* Baker (Michael) Corp.	38,792	991
* USA Truck, Inc.	33,782	984
Central Parking Corp.	71,637	983
The Greenbrier Cos., Inc.	34,377	976
^ Dynamic Materials Corp.	32,327	970
Comfort Systems USA, Inc.	104,485	961
*^ Capstone Turbine Corp.	318,129	951
The Standard Register Co.	60,104	950
Badger Meter, Inc.	24,169	948
Tecumseh Products Co. Class A	40,800	935
PW Eagle, Inc.	45,158	926
* Kadant Inc.	49,633	918
Ennis, Inc.	49,707	903
* Global Cash Access, Inc.	60,000	875
Lawson Products, Inc.	23,152	875
* K&F Industries Holdings	56,764	872
* 3D Systems Corp.	48,086	866
* Universal Truckload Services, Inc.	37,026	852
HEICO Corp. Class A	41,440	850
* Water Pik Technologies, Inc.	39,363	845
*^ Plug Power, Inc.	164,557	844
Todd Shipyards Corp.	32,466	844
American Woodmark Corp.	33,721	836
* Herley Industries Inc.	50,030	826
* Barrett Business Services, Inc.	32,928	823
* AAON, Inc.	45,865	822
* Essex Corp.	48,129	821
* Volt Information Sciences Inc.	42,200	803
Lindsay Manufacturing Co.	41,571	799
Schawk, Inc.	38,250	794
* World Air Holdings Inc.	82,303	792
Bluelinx Holdings Inc.	70,180	790
Multi-Color Corp.	27,696	769
* NuCo2, Inc.	27,170	759
* Rush Enterprises, Inc. Class A	50,962	758
* Team, Inc.	34,907	737
* Marten Transport, Ltd.	40,255	733
* LMI Aerospace, Inc.	51,243	727
* Geo Group Inc.	31,531	723

50

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

*^ Flow International Corp.	84,402	711
* P.A.M. Transportation Services, Inc.	39,829	709
* SITEL Corp.	226,863	708
* LECG Corp.	40,495	704
Sun Hydraulics Corp.	36,265	701
LSI Industries Inc.	44,327	694
Met-Pro Corp.	58,385	692
* UQM Technologies, Inc.	177,559	687
* Astronics Corp.	64,061	679
C & D Technologies, Inc.	88,649	676
CompX International Inc.	41,947	672
* First Consulting Group, Inc.	114,399	672
Ampco-Pittsburgh Corp.	46,259	671
* ICT Group, Inc.	39,146	664
*^ Medis Technology Ltd.	45,089	663
* Learning Tree International, Inc.	51,655	663
* On Assignment, Inc.	59,895	653
* ENGlobal Corp.	76,996	648
Ambassadors International, Inc.	41,743	647
*^ American Superconductor Corp.	81,971	645
* DiamondCluster International, Inc.	80,342	638
* KVH Industries, Inc.	64,225	628
* Lamson & Sessions Co.	24,500	613
* Huttig Building Products, Inc.	72,839	612
* BTU International, Inc.	47,219	595
* Layne Christensen Co.	23,374	594
Waste Industries USA, Inc.	46,113	594
* Scope Industries	8,400	586
* Park-Ohio Holdings Corp.	40,712	574
* Color Kinetics Inc.	39,441	568
Aceto Corp.	85,053	560
*^ Midwest Air Group Inc.	98,769	557
* Electro Rent Corp.	37,185	554
* U.S. Xpress Enterprises, Inc.	31,896	554
* Ducommun, Inc.	25,804	551
Synagro Technologies Inc.	129,681	549
* Ultralife Batteries, Inc.	45,198	542
* Lydall, Inc.	66,311	540
* Peco II, Inc.	296,497	531
* Gehl Co.	19,965	524
Angelica Corp.	31,562	522
* TAL International Group, Inc.	24,800	512
* Willis Lease Finance Corp.	62,712	511
American Ecology Corp.	35,225	508
* Ladish Co., Inc.	22,197	496
*^ GP Strategies Corp.	60,660	495
* Magnatek, Inc.	151,426	492
* Industrial Distribution Group, Inc.	60,900	492
*^ Modtech Holdings, Inc.	52,230	488

51

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Applied Signal Technology, Inc.	21,278	483
* Fiberstars, Inc.	55,387	474
* Innovative Solutions and Support, Inc.	36,912	472
* DHB Industries, Inc.	103,850	464
*^ Microvision, Inc.	128,946	464
* RBC Bearings Inc.	28,447	462
* Duratek, Inc.	30,907	461
Supreme Industries, Inc. Class A	59,500	461
Robbins & Myers, Inc.	22,322	454
L.S. Starrett Co. Class A	29,000	451
* Builders FirstSource, Inc.	20,728	443
*^ Millennium Cell Inc.	336,569	441
* PeopleSupport Inc.	50,725	431
* CPI Aerostructures, Inc.	42,515	428
Outlook Group Corp.	38,474	425
*^ MAIR Holdings, Inc.	89,813	423
* Milacron Inc.	325,893	411
* Hawk Corp. Class A	27,943	410
* WCA Waste Corp.	51,817	409
* Patriot Transportation Holding, Inc.	6,178	407
Titan International, Inc.	23,329	402
* La Barge, Inc.	27,877	401
* Exponent, Inc.	14,063	399
Preformed Line Products Co.	9,211	395
* Foster Wheeler Ltd. Class B Warrants Exp	284,354	390
* Pemco Aviation Group, Inc.	22,094	389
* APAC Teleservices, Inc.	211,072	386
Interpool, Inc.	20,259	382
* A.T. Cross Co. Class A	93,648	379
* Active Power, Inc.	98,239	378
*^ U.S. Home Systems, Inc.	58,619	375
* Covenant Transport, Inc.	26,676	373
* Pinnacle Airlines Corp.	55,473	370
* Powell Industries, Inc.	20,574	370
* Global Power Equipment Group Inc.	80,881	366
* Axsys Technologies, Inc.	19,570	351
* Frozen Food Express Industries, Inc.	30,914	341
Gorman-Rupp Co.	14,532	321
*^ TRM Corp.	42,967	320
*^ Medialink Worldwide, Inc.	91,736	319
* Miller Industries, Inc.	15,700	319
*^ Spherix Inc.	91,137	314
* Central Freight Lines, Inc.	174,542	311
* COMSYS IT Partners Inc.	27,770	307
* Nashua Corp.	42,021	295
*^ Beacon Power Corp.	161,287	292
* Strategic Distribution, Inc.	29,469	290
*^ Valence Technology Inc.	186,140	287
Sypris Solutions, Inc.	28,286	282

52

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Intersections Inc.	30,114	281
* Dynamex Inc.	14,297	273
* Accuride Corp.	20,800	268
Quixote Corp.	13,036	258
* Omega Flex Inc.	14,754	257
* TRC Cos., Inc.	22,861	250
* Cornell Companies, Inc.	18,113	250
* Standard Parking Corp.	12,802	250
* Baldwin Technology Class A	60,600	245
Alamo Group, Inc.	11,852	243
* Quality Distribution Inc.	30,101	240
Tecumseh Products Co. Class B	11,900	237
* MPW Industrial Services Group, Inc.	117,820	226
* Odyssey Marine Exploration, Inc.	63,450	225
* Innotrac Corp.	47,807	218
* Perma-Fix Environmental Services, Inc.	128,456	215
* Lancer Corp.	9,500	208
*^ Arotech Corp.	522,482	193
* Wolverine Tube, Inc.	37,000	187
* The Allied Defense Group, Inc.	8,003	182
* Hawaiian Holdings, Inc.	42,600	170
* Catalytica Energy Systems, Inc.	155,502	163
*^ Integrated Electrical Services, Inc.	274,509	154
AMREP Corp.	5,789	151
* Food Technology Service, Inc.	172,736	145
Horizon Lines Inc.	11,300	137
Ecology and Environment, Inc.	13,025	116
* Kenexa Corp.	5,496	116
* RemedyTemp, Inc.	12,500	116
* Fuel-Tech N.V	12,768	116
* Hurco Companies, Inc.	3,500	108
Hardinge, Inc.	5,678	98
*^ Integrated Alarm Services Group, Inc.	32,199	92
* Hudson Technology, Inc.	51,754	90
* Sterling Construction Co., Inc.	5,100	86
* COMFORCE Corp.	37,300	86
*^ PRG-Schultz International, Inc.	137,879	84
* Mac-Gray Corp.	7,100	83
Insteel Industries, Inc.	4,281	71
International Aluminum Corp.	1,670	67
* Ault Inc.	22,500	64
Providence and Worcester Railroad Co.	4,200	63
* Protection One, Inc.	3,280	57
* IHS Inc.-Class A	2,600	53
* Rush Enterprises, Inc. Class B	3,700	53
Valley National Gases Inc.	2,600	51
* Lynch Corp.	6,000	50
* L.B. Foster Co. Class A	2,625	39
* Document Security Systems	2,900	37

53

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Allied Holdings, Inc.	39,000	23
* TVI Corp.	5,700	23
Hubbell Inc. Class A	500	21
* TeamStaff, Inc.	13,200	16
* Sifco Industries, Inc.	2,300	9
* Security Capital Corp. Class A	100	1
* BMC Industries, Inc.	126,104	0
* Kaiser Ventures LLC Class A	36,800	0

		1,186,360

Information Technology (17.2%)
* Google Inc.	628,825	260,874
Accenture Ltd.	1,881,968	54,332
* Marvell Technology Group Ltd.	708,246	39,726
* SanDisk Corp.	621,800	39,061
* Juniper Networks, Inc.	1,659,344	37,003
* Cognizant Technology Solutions Corp.	466,772	23,502
Microchip Technology, Inc.	709,864	22,822
Harris Corp.	451,817	19,433
* VeriSign, Inc.	872,070	19,116
Seagate Technology	892,577	17,843
* LAM Research Corp.	459,285	16,387
* Cadence Design Systems, Inc.	958,162	16,212
* McAfee Inc.	566,665	15,374
* Iron Mountain, Inc.	349,967	14,776
* Red Hat, Inc.	525,968	14,327
* CheckFree Corp.	306,269	14,058
* Western Digital Corp.	728,475	13,557
Amphenol Corp.	300,187	13,286
Intersil Corp.	521,824	12,983
* Arrow Electronics, Inc.	403,843	12,935
* DST Systems, Inc.	212,944	12,757
* Activision, Inc.	924,366	12,701
* MEMC Electronic Materials, Inc.	557,787	12,366
CDW Corp.	212,043	12,207
* Ceridian Corp.	490,629	12,192
* Avnet, Inc.	492,826	11,798
* salesforce.com, Inc.	365,786	11,723
* BEA Systems, Inc.	1,171,070	11,008
Global Payments Inc.	222,147	10,354
* Zebra Technologies Corp. Class A	237,567	10,180
* Synopsys, Inc.	487,345	9,776
Fair Isaac, Inc.	220,851	9,755
Diebold, Inc.	234,246	8,901
* Akamai Technologies, Inc.	446,601	8,901
* Integrated Device Technology Inc.	674,229	8,886
* Vishay Intertechnology, Inc.	621,672	8,554
Certegy, Inc.	209,801	8,510

54

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Alliance Data Systems Corp.	231,786	8,252
* Agere Systems Inc.	612,785	7,905
* Ingram Micro, Inc. Class A	391,545	7,803
* Avid Technology, Inc.	140,764	7,708
* International Rectifier Corp.	239,157	7,629
* F5 Networks, Inc.	133,156	7,615
* Tech Data Corp.	190,705	7,567
MoneyGram International, Inc.	287,663	7,502
* Hyperion Solutions Corp.	200,779	7,192
* Fairchild Semiconductor International, Inc.	405,697	6,860
ADTRAN Inc.	228,813	6,805
* Sybase, Inc.	307,774	6,728
* CNET Networks, Inc.	446,441	6,558
* Cypress Semiconductor Corp.	457,215	6,515
*^ Cree, Inc.	256,334	6,470
* Trimble Navigation Ltd.	181,746	6,450
* MICROS Systems, Inc.	129,526	6,259
* NAVTEQ Corp.	141,796	6,221
* ValueClick, Inc.	338,791	6,136
* Anteon International Corp.	110,562	6,009
National Instruments Corp.	187,153	5,998
* Maxtor Corp.	857,840	5,953
Acxiom Corp.	255,819	5,884
* Microsemi Corp.	211,705	5,856
* CACI International, Inc.	101,760	5,839
* Foundry Networks, Inc.	416,988	5,759
* BISYS Group, Inc.	408,007	5,716
* Varian Semiconductor Equipment Associates, Inc.	127,611	5,606
* Emulex Corp.	282,647	5,594
* UNOVA, Inc.	165,077	5,580
* Silicon Laboratories Inc.	151,409	5,551
*^ Palm, Inc.	167,914	5,340
Imation Corp.	115,860	5,338
* Websense, Inc.	80,459	5,281
* FLIR Systems, Inc.	234,745	5,242
* THQ Inc.	212,789	5,075
* Openwave Systems Inc.	285,198	4,982
* Electronics for Imaging, Inc.	185,422	4,934
* Intergraph Corp.	98,217	4,892
* TIBCO Software Inc.	652,438	4,874
* Polycom, Inc.	317,655	4,860
Reynolds & Reynolds Class A	172,773	4,850
Jack Henry & Associates Inc.	252,703	4,822
Cognex Corp.	159,808	4,809
* Benchmark Electronics, Inc.	141,835	4,770
FactSet Research Systems Inc.	114,363	4,707
* 3Com Corp.	1,306,727	4,704
* Powerwave Technologies, Inc.	373,558	4,696
* MPS Group, Inc.	341,633	4,670

55

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Rambus Inc.	287,254	4,651
* Hewitt Associates, Inc.	164,781	4,616
* ANSYS, Inc.	107,948	4,608
Plantronics, Inc.	160,090	4,531
* Semtech Corp.	247,153	4,513
* Kronos, Inc.	107,601	4,504
* Avocent Corp.	165,421	4,498
* Atmel Corp.	1,436,260	4,438
* EarthLink, Inc.	388,288	4,314
Anixter International Inc.	109,860	4,298
* Cymer, Inc.	120,623	4,283
* aQuantive, Inc.	169,418	4,276
* Take-Two Interactive Software, Inc.	239,264	4,235
* SiRF Technology Holdings, Inc.	136,783	4,076
* BearingPoint, Inc.	518,458	4,075
* Multi-Fineline Electronix, Inc.	80,732	3,889
* Perot Systems Corp.	273,008	3,860
* SRA International, Inc.	125,631	3,837
* Progress Software Corp.	134,223	3,809
*^ OmniVision Technologies, Inc.	190,346	3,799
* CommScope, Inc.	185,817	3,740
* Wind River Systems Inc.	252,413	3,728
* Digital Insight Corp.	116,359	3,726
* Brocade Communications Systems, Inc.	910,766	3,707
* CSG Systems International, Inc.	165,227	3,688
* FileNet Corp.	140,774	3,639
* Transaction Systems Architects, Inc.	125,791	3,622
* eFunds Corp.	154,457	3,620
* Conexant Systems, Inc.	1,598,586	3,613
Belden CDT Inc.	146,403	3,577
* j2 Global Communications, Inc.	83,541	3,571
* ATMI, Inc.	127,641	3,570
* Informatica Corp.	297,389	3,569
* Komag, Inc.	101,204	3,508
* RF Micro Devices, Inc.	638,802	3,456
* Digital River, Inc.	116,069	3,452
*^ SunPower Corp. Class A	101,062	3,435
*^ Midway Games Inc.	177,859	3,374
* Plexus Corp.	147,496	3,354
* Itron, Inc.	83,706	3,352
* Interdigital Communications Corp.	182,284	3,339
* Arris Group Inc.	351,527	3,329
* Digitas Inc.	264,247	3,308
Talx Corp.	72,072	3,294
* Checkpoint Systems, Inc.	129,810	3,200
* Brooks Automation, Inc.	252,174	3,160
* Coherent, Inc.	105,425	3,129
* RealNetworks, Inc.	385,017	2,988
* Wright Express Corp.	135,715	2,986

56

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Dycom Industries, Inc.	135,642	2,984
* Nuance Communications, Inc.	388,540	2,965
* MicroStrategy Inc.	35,620	2,947
* Macrovision Corp.	172,042	2,878
*^ UTStarcom, Inc.	355,135	2,862
*^ Marchex, Inc.	124,401	2,798
* Micromuse Inc.	282,192	2,791
* Mentor Graphics Corp.	268,415	2,775
Black Box Corp.	58,491	2,771
* Sonus Networks, Inc.	742,442	2,762
* Internet Security Systems, Inc.	131,433	2,754
* SafeNet, Inc.	85,279	2,748
* Skyworks Solutions, Inc.	536,752	2,732
* Global Imaging Systems, Inc.	78,773	2,728
* Aeroflex, Inc.	253,296	2,723
* RSA Security Inc.	240,297	2,699
* Blackboard Inc.	91,217	2,643
* Tekelec	189,741	2,637
* Quest Software, Inc.	178,257	2,601
* Sycamore Networks, Inc.	598,037	2,584
United Online, Inc.	181,672	2,583
* Micrel, Inc.	222,244	2,578
* Brightpoint, Inc.	92,868	2,575
* WebEx Communications, Inc.	117,839	2,549
AVX Corp.	175,289	2,538
* Gartner, Inc. Class A	196,421	2,534
Total System Services, Inc.	126,922	2,512
* Entegris Inc.	264,943	2,496
* Hutchinson Technology, Inc.	86,881	2,472
* Zoran Corp.	152,215	2,467
* Silicon Image, Inc.	271,574	2,458
* FormFactor Inc.	100,371	2,452
* NetIQ Corp.	199,497	2,452
* Euronet Worldwide, Inc.	88,035	2,447
* Cabot Microelectronics Corp.	82,673	2,425
Blackbaud, Inc.	141,927	2,424
* Paxar Corp.	123,394	2,422
* DSP Group Inc.	96,616	2,421
* InfoSpace, Inc.	93,392	2,411
Gevity HR, Inc.	93,473	2,404
* Tessera Technologies, Inc.	92,356	2,387
* Power Integrations, Inc.	100,162	2,385
MAXIMUS, Inc.	64,481	2,366
* Electro Scientific Industries, Inc.	97,420	2,353
* Credence Systems Corp.	337,606	2,350
Technitrol, Inc.	137,370	2,349
* ScanSource, Inc.	42,949	2,348
* CMGI Inc.	1,542,114	2,344
* PortalPlayer Inc.	82,037	2,323

57

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* SERENA Software, Inc.	98,942	2,319
MTS Systems Corp.	66,945	2,319
* ON Semiconductor Corp.	418,360	2,314
* Trident Microsystems, Inc.	123,594	2,225
* Rofin-Sinar Technologies Inc.	50,597	2,199
* MKS Instruments, Inc.	121,554	2,175
Quality Systems, Inc.	28,044	2,153
* TriQuint Semiconductor, Inc.	481,325	2,142
* JAMDAT Mobile Inc.	79,614	2,116
* NETGEAR, Inc.	109,908	2,116
* Genesis Microchip Inc.	116,837	2,114
Agilysys, Inc.	115,722	2,108
* Photronics Inc.	138,673	2,088
* Equinix, Inc.	51,094	2,083
* Amkor Technology, Inc.	368,514	2,064
* KEMET Corp.	291,851	2,063
* Comtech Telecommunications Corp.	66,583	2,033
* Rogers Corp.	51,833	2,031
* Standard Microsystem Corp.	70,225	2,015
* Adaptec, Inc.	341,071	1,985
* Blue Coat Systems, Inc.	42,964	1,964
* McDATA Corp. Class A	511,122	1,942
* Manhattan Associates, Inc.	94,829	1,942
* Synaptics Inc.	77,987	1,928
* Littelfuse, Inc.	69,565	1,896
* Advent Software, Inc.	65,454	1,892
* Witness Systems, Inc.	94,791	1,865
* ManTech International Corp.	66,151	1,843
* ViaSat, Inc.	67,615	1,807
* Dolby Laboratories Inc.	105,910	1,806
* Kanbay International Inc.	113,602	1,805
* iPayment Holdings, Inc.	42,950	1,783
* Epicor Software Corp.	126,096	1,782
* Advanced Digital Information Corp.	181,840	1,780
* Lawson Software Inc.	240,456	1,767
* VeriFone Holdings, Inc.	69,542	1,759
* Lexar Media, Inc.	213,744	1,755
* Cogent Inc.	75,784	1,719
Daktronics, Inc.	56,876	1,682
* Keane, Inc.	151,911	1,673
* Verint Systems Inc.	48,053	1,656
* Cirrus Logic, Inc.	244,632	1,634
* Diodes Inc.	52,281	1,623
* RightNow Technologies Inc.	87,060	1,607
* FEI Co.	83,183	1,595
* SPSS, Inc.	51,131	1,581
* Axcelis Technologies, Inc.	330,006	1,574
* Ixia	106,050	1,567
Cohu, Inc.	68,277	1,561

58

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Quantum Corp.	509,917	1,555
* LoJack Corp.	64,329	1,552
* HomeStore, Inc.	301,574	1,538
* Silicon Storage Technology, Inc.	300,366	1,517
* Newport Corp.	108,519	1,469
* Finisar Corp.	697,564	1,451
* Sykes Enterprises, Inc.	108,200	1,447
* Kulicke & Soffa Industries, Inc.	163,627	1,446
* Redback Networks Inc.	102,122	1,436
* Extreme Networks, Inc.	300,959	1,430
* Exar Corp.	112,841	1,413
* SSA Global Technologies Inc.	77,557	1,411
* Supertex, Inc.	31,880	1,411
Park Electrochemical Corp.	54,033	1,404
* Veeco Instruments, Inc.	80,603	1,397
* Lattice Semiconductor Corp.	323,117	1,396
* Sigma Designs, Inc.	90,283	1,389
* Borland Software Corp.	211,325	1,380
* SonicWALL, Inc.	173,926	1,377
* Sapient Corp.	242,059	1,377
* AMIS Holdings Inc.	128,947	1,373
* Ariba, Inc.	186,561	1,371
* Advanced Analogic Technologies, Inc.	97,825	1,355
* Opsware, Inc.	199,343	1,354
* Vignette Corp.	82,926	1,353
* Mercury Computer Systems, Inc.	64,788	1,337
* Intellisync Corp.	254,446	1,313
* Netlogic Microsystems Inc.	47,639	1,298
* JDA Software Group, Inc.	75,490	1,284
Inter-Tel, Inc.	64,844	1,269
Landauer, Inc.	27,141	1,251
* Neoware Systems, Inc.	53,522	1,247
* Mattson Technology, Inc.	123,804	1,245
infoUSA Inc.	113,488	1,240
* Altiris, Inc.	71,956	1,215
* Mastec Inc.	115,811	1,213
* Atheros Communications	93,240	1,212
* SigmaTel Inc.	92,466	1,211
*^ Taser International Inc.	169,171	1,181
*^ Mindspeed Technologies, Inc.	498,961	1,173
* Open Solutions Inc.	51,000	1,169
* Forrester Research, Inc.	62,205	1,166
* Intevac, Inc.	87,810	1,159
* Ansoft Corp.	33,993	1,157
* Vitesse Semiconductor Corp.	600,981	1,154
* Rimage Corp.	39,795	1,153
* Secure Computing Corp.	93,921	1,151
CTS Corp.	104,088	1,151
* Gerber Scientific, Inc.	119,932	1,148

59

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Intrado Inc.	49,376	1,137
* Interwoven Inc.	134,171	1,136
* Monolithic Power Systems	75,767	1,136
* Identix, Inc.	225,860	1,132
* Anaren, Inc.	72,142	1,128
* Ciber, Inc.	166,974	1,102
* Aspen Technologies, Inc.	139,551	1,095
* Fargo Electronics	56,785	1,093
* CCC Information Services Group	41,425	1,086
* Advanced Energy Industries, Inc.	89,999	1,065
* Radiant Systems, Inc.	87,507	1,064
* Enterasys Networks, Inc.	80,119	1,064
Methode Electronics, Inc. Class A	106,611	1,063
* Metrologic Instruments, Inc.	54,998	1,059
* VASCO Data Security International, Inc.	105,254	1,038
* Echelon Corp.	132,368	1,036
* Presstek, Inc.	114,544	1,035
* Stratex Networks, Inc.	287,765	1,030
* iVillage Inc.	128,102	1,027
Bel Fuse, Inc. Class B	32,200	1,024
* webMethods, Inc.	132,759	1,024
* SI International Inc.	32,904	1,006
*^ MRV Communications Inc.	488,842	1,002
* EMCORE Corp.	131,857	978
* Art Technology Group, Inc.	497,530	975
* IXYS Corp.	83,345	974
* Stratasys, Inc.	38,954	974
*^ Lasercard Corp.	64,733	970
*^ GlobeTel Communications Corp.	262,203	968
* Covansys Corp.	70,865	964
* TranSwitch Corp.	524,219	959
*^ Bankrate, Inc.	32,493	959
* Concur Technologies, Inc.	73,875	952
* Ultratech, Inc.	57,851	950
* Hypercom Corp.	148,511	949
*^ Click Commerce, Inc.	45,129	949
* Kopin Corp.	176,376	944
Syntel, Inc.	45,006	937
* Entrust, Inc.	193,465	936
* Jupitermedia Corp.	62,857	929
* Symmetricom Inc.	109,046	924
* Sonic Solutions, Inc.	60,998	922
* Perficient, Inc.	103,326	921
* Keynote Systems Inc.	71,242	915
* Packeteer, Inc.	117,642	914
* The Ultimate Software Group, Inc.	47,467	905
* Tyler Technologies, Inc.	102,468	900
*^ Universal Display Corp.	84,332	886
* S1 Corp.	203,250	884

60

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Harmonic, Inc.	182,051	883
* Peerless Systems Corp.	103,305	871
* Stellent Inc.	87,546	869
* NetRatings, Inc.	70,180	865
* Zhone Technologies	407,654	864
* InterVoice, Inc.	108,046	860
* Staktek Holdings Inc.	115,552	860
* DTS Inc.	57,761	855
* RadiSys Corp.	48,744	845
* Lionbridge Technologies, Inc.	120,205	844
* TheStreet.com, Inc.	116,487	840
*^ Novatel Wireless, Inc.	69,224	838
* Photon Dynamics, Inc.	44,751	818
* ANADIGICS, Inc.	134,933	810
* EPIQ Systems, Inc.	43,595	808
* American Power Technology, Inc.	59,212	807
* WebSideStory, Inc.	44,456	806
* Viisage Technology, Inc.	45,652	804
* Actel Corp.	63,144	804
*^ Volterra Semiconductor Corp.	53,363	800
*^ ParkerVision, Inc.	87,195	793
* eCollege.com Inc.	43,601	786
* Tumbleweed Communications Corp.	254,504	784
*^ Maxwell Technologies, Inc.	55,215	782
*^ Convera Corp.	78,952	782
*^ FalconStor Software, Inc.	105,746	781
* EMS Technologies, Inc.	44,120	781
* DDi Corp.	818,930	778
Renaissance Learning, Inc.	41,125	778
* Superior Essex Inc.	38,187	770
* Digi International, Inc.	73,049	766
* Applied Films Corp.	36,740	763
* iPass Inc.	115,037	755
* MIPS Technologies, Inc.	132,628	753
Startek, Inc.	41,819	753
* Pegasystems Inc.	102,843	752
* Agile Software Corp.	124,794	746
* Dot Hill Systems Corp.	107,020	742
* Online Resources Corp.	67,085	741
* Internet Capital Group Inc.	89,673	737
* ADE Corp.	30,621	737
* Nu Horizons Electronics Corp.	72,470	732
* Actuate Software Corp.	233,023	732
* Excel Technology, Inc.	30,615	728
* Ulticom, Inc.	74,117	727
*^ HouseValues, Inc.	55,698	726
*^ Avanex Corp.	527,518	723
* Magma Design Automation, Inc.	85,060	715
Integral Systems, Inc.	37,672	710

61

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Captiva Software Corp.	31,917	710
* C-COR Inc.	144,997	705
* Moldflow Corp.	49,851	695
* SYNNEX Corp.	45,659	690
* QuickLogic Corp.	174,490	689
* Aetrium, Inc.	151,918	689
* Westell Technologies, Inc.	153,021	689
Keithley Instruments Inc.	49,169	687
* MatrixOne, Inc.	137,480	686
* Asyst Technologies, Inc.	119,754	685
* LTX Corp.	151,813	683
* MRO Software Inc.	48,569	682
* Applix, Inc.	93,367	682
* Pegasus Solutions Inc.	75,691	679
* Immersion Corp.	102,746	677
* Ditech Communications Corp.	80,607	673
Communications Systems, Inc.	54,604	671
* LeCroy Corp.	43,848	670
* COMARCO, Inc.	66,290	662
* NIC Inc.	107,045	659
* Rudolph Technologies, Inc.	50,290	648
* SeaChange International, Inc.	81,936	647
* Catapult Communications Corp.	43,701	646
* Oplink Communications, Inc.	44,552	646
* Mobility Electronics, Inc.	66,831	646
*^ 8X8 Inc.	346,296	644
* ePlus Inc.	46,565	644
QAD Inc.	83,858	641
* 24/7 Real Media, Inc.	87,277	641
* Ultra Clean Holdings, Inc.	88,466	638
* PDF Solutions, Inc.	39,243	638
* Dynamics Research Corp.	41,265	638
* Glenayre Technologies, Inc.	195,050	634
Lowrance Electronics, Inc.	24,156	633
*^ Travelzoo, Inc.	28,777	633
* Nanometrics Inc.	57,342	631
American Software, Inc. Class A	95,757	626
* TTM Technologies, Inc.	66,356	624
* SBS Technologies, Inc.	61,140	616
* Zygo Corp.	41,073	603
* ONYX Software Corp.	139,965	602
* Cherokee International Corp.	130,412	601
*^ Transmeta Corp.	529,381	598
* PC-Tel, Inc.	68,058	596
*^ FARO Technologies, Inc.	29,688	594
* CyberOptics Corp.	44,045	594
* Cyberguard Corp.	66,918	591
* The Knot, Inc.	51,179	585
*^ NVE Corp.	39,933	583

62

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Performance Technologies, Inc.	70,576	578
* Integrated Silicon Solution, Inc.	89,547	577
* Netsmart Technologies, Inc.	45,692	576
* Measurement Specialties, Inc.	23,272	567
* Concurrent Computer Corp.	298,931	565
* Aware, Inc.	127,112	564
* Micronetics Inc.	46,928	564
* Zones, Inc.	112,587	564
* Pixelworks, Inc.	110,656	562
* Tut Systems, Inc.	186,482	558
* Lightbridge, Inc.	67,192	557
* TNS Inc.	29,039	557
* MapInfo Corp.	43,998	555
* Segue Software, Inc.	88,239	554
* OSI Systems Inc.	29,926	550
* Semitool, Inc.	50,536	550
* Pericom Semiconductor Corp.	68,773	548
* TechTeam Global, Inc.	53,035	532
*^ Research Frontiers, Inc.	102,663	531
* Safeguard Scientifics, Inc.	273,648	528
*^ Mechanical Technology Inc.	188,303	527
* I-many, Inc.	373,823	523
* NetManage, Inc.	96,035	514
* Tollgrade Communications, Inc.	47,005	514
*^ Saba Software, Inc.	125,719	513
* Globecomm Systems, Inc.	83,120	513
* Manugistics Group, Inc.	292,851	512
* Visual Networks, Inc.	282,437	511
* Centillium Communications, Inc.	144,269	505
*^ SpatiaLight, Inc.	145,146	504
MOCON, Inc.	54,039	504
* Heartland Payment Systems, Inc.	23,200	503
* Chordiant Software, Inc.	191,545	502
*^ SatCon Technology Corp.	333,324	500
* Bottomline Technologies, Inc.	45,237	499
* Raindance Communications, Inc.	243,687	497
* SRS Labs, Inc.	75,419	496
* Bell Microproducts Inc.	64,646	495
* SM&A Corp.	59,578	490
*^ Sumtotal Systems Inc.	108,866	490
* iGATE Corp.	100,428	488
* OPNET Technologies, Inc.	53,016	487
* Spectrum Control, Inc.	78,342	487
* Vitria Technology, Inc.	182,788	486
* Terayon Communications Systems, Inc.	209,507	484
*^ The SCO Group, Inc.	122,269	483
* EFJ, Inc.	47,360	481
Astro-Med, Inc.	42,197	481
*^ Applied Digital Solutions, Inc.	167,131	480

63

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Bitstream Inc.	127,405	479
* White Electronic Designs Corp.	93,162	476
* PAR Technology Corp.	17,000	472
* Viewpoint Corp.	424,364	467
* Mobius Management Systems, Inc.	69,416	466
* Centra Software, Inc.	232,995	466
* CyberSource Corp.	70,472	465
*^ WorldGate Communications, Inc.	224,079	462
* PLX Technology, Inc.	53,343	459
* Sirenza Microdevices, Inc.	99,463	459
* Captaris Inc.	123,151	454
* Neoforma, Inc.	45,744	453
* August Technology Corp.	41,177	453
* Autobytel Inc.	90,511	447
* Microtune, Inc.	106,800	445
* Video Display Corp.	36,389	444
* Radyne Comstream Inc.	30,402	443
* RF Monolithics, Inc.	78,459	439
*^ American Technology Corp.	131,100	434
* WJ Communications, Inc.	267,176	433
* Network Engines, Inc.	334,834	432
* Docucorp International, Inc.	67,759	432
* Monolithic System Technology, Inc.	78,343	431
*^ Hauppage Digital, Inc.	85,391	425
* FSI International, Inc.	91,309	420
* Optical Cable Corp.	76,699	419
*^ Lumera Corp.	111,379	418
* BindView Development Corp.	104,809	417
* Ciprico Inc.	73,016	416
*^ Zix Corp.	216,983	414
* Evans & Sutherland Computer Corp.	84,294	413
* Network Equipment Technologies, Inc.	93,397	411
*^ International DisplayWorks, Inc.	69,086	410
* PC Connection, Inc.	75,506	406
*^ SAFLINK Corp.	507,801	401
* Wave Systems Corp.	585,501	398
* NMS Communications Corp.	111,593	389
*^ Vyyo Inc.	80,515	389
* Answerthink Consulting Group, Inc.	91,316	388
SpectraLink Corp.	32,691	388
* Iomega Corp.	155,537	387
* Optical Communication Products, Inc.	166,232	384
* Embarcadero Technologies, Inc.	52,220	380
* OpenTV Corp.	168,381	377
*^ Sento Corp.	52,662	377
*^ Infocrossing, Inc.	43,389	374
* Electroglas, Inc.	128,522	373
* SupportSoft, Inc.	87,853	371
* ESS Technology, Inc.	107,409	368

64

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Virage Logic Corp.	37,091	366
*^ VA Software Corp.	203,691	363
* Calamp Corp.	34,530	362
* Key Tronic Corp.	112,540	361
* Computer Task Group, Inc.	91,166	360
* SteelCloud Inc.	177,829	359
* Smith Micro Software, Inc.	61,025	357
* Ramtron International Corp.	178,464	357
X-Rite Inc.	35,517	355
*^ Interchange Corp.	63,977	354
* AXT, Inc.	165,257	354
* ZiLOG, Inc.	144,900	354
* Airspan Networks Inc.	61,720	351
*^ Pemstar Inc.	232,998	345
*^ Telkonet, Inc.	83,000	344
*^ ACE	109,634	344
* Quovadx, Inc.	142,059	342
* Ikanos Communications, Inc.	22,959	338
* Hifn, Inc.	59,879	336
* Innovex, Inc.	96,455	333
* Alliance Semiconductor Corp.	127,597	332
* Carrier Access Corp.	66,953	331
* Hittite Microwave Corp.	14,100	326
* Somera Communications, Inc.	416,302	325
* SAVVIS Communications Corp.	432,650	324
* EasyLink Services Corp.	363,690	324
* Lantronix, Inc.	196,136	324
* Management Network Group Inc.	134,507	321
* InFocus Corp.	79,101	317
* Napster, Inc.	89,945	317
* Kintera Inc.	104,236	310
* Ibis Technology Corp.	88,094	308
*^ MTI Technology Corp.	252,052	308
* En Pointe Technologies, Inc.	116,789	306
* eLoyalty Corp.	29,651	305
* MetaSolv, Inc.	104,560	303
*^ Global ePoint, Inc.	93,795	300
* Atari, Inc.	276,379	298
*^ Endwave Corp.	25,323	298
* Planar Systems, Inc.	35,619	298
* AXS-One Inc.	167,586	293
* Miva Inc.	59,133	293
*^ Bookham, Inc.	51,120	292
* WatchGuard Technologies, Inc.	78,687	291
* Greenfield Online, Inc.	49,471	290
* deltathree, Inc.	99,618	290
* Tier Technologies, Inc.	39,424	289
* ActivCard Corp.	81,904	286
* Merix Corp.	39,237	284

65

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Zomax Inc.	135,700	282
* Telular Corp.	85,084	280
Woodhead Industries, Inc.	19,790	274
* SimpleTech, Inc.	72,360	273
* Corillian Corp.	99,454	271
* Catalyst Semiconductor, Inc.	55,727	271
* Allied Motion Technologies, Inc.	63,443	270
* California Micro Devices Corp.	41,185	268
* Interland, Inc.	60,033	266
*^ Terremark Worldwide, Inc.	56,146	261
* SCM Microsystems, Inc.	74,360	254
* Carreker Corp.	50,908	254
* PLATO Learning, Inc.	31,934	254
Inforte Corp.	64,069	253
* Synplicity, Inc.	30,306	252
* Overland Storage, Inc.	31,329	251
* Interlink Electronics Inc.	69,789	251
TSR, Inc.	52,940	249
* LivePerson, Inc.	44,274	248
*^ FOCUS Enhancements, Inc.	383,012	237
*^ IPIX Corp.	142,795	237
* Leadis Technology Inc.	45,520	234
* Cray Inc.	173,979	231
*^ On2 Technologies, Inc.	218,235	231
* LookSmart, Ltd.	60,846	229
* NetScout Systems, Inc.	41,495	226
* Internap Network Services Corp.	517,204	222
* Selectica, Inc.	78,029	222
* BSQUARE Corp.	67,884	220
* InterVideo Inc.	20,798	219
*^ Digital Angel Corp.	70,650	218
* Computer Horizons Corp.	49,492	215
* Delphax Technologies, Inc.	81,265	213
* Competitive Technologies, Inc.	53,764	210
* TransAct Technologies Inc.	26,579	210
*^ Cambridge Display Technology Inc.	24,651	210
* Therma-Wave Inc.	145,499	208
Sunrise Telecom Inc.	122,271	207
* DataTRAK International Inc.	20,509	205
* Phoenix Technologies Ltd.	31,085	195
* Indus International, Inc.	61,441	193
* Avici Systems Inc.	47,984	188
* InsWeb Corp.	55,315	183
* Crossroads Systems, Inc.	207,880	181
* Innodata Isogen, Inc.	51,599	179
* Applied Innovation Inc.	52,817	175
Mesa Laboratories, Inc.	12,003	172
* Qualstar Corp.	50,990	171
* Digimarc Corp.	28,830	170

66

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

*^ Intelli-Check Inc.	42,498	165
*^ eMerge Interactive, Inc.	366,319	161
* Goremote Internet Communications	94,105	156
*^ Imergent, Inc.	22,900	151
* Evolving Systems, Inc.	71,344	151
*^ Verticalnet, Inc.	255,191	148
* Pervasive Software Inc.	33,466	147
* LogicVision, Inc.	117,053	146
* Datalink Corp.	39,506	146
* Private Business Inc.	121,599	143
Bel Fuse, Inc. Class A	5,719	143
* AuthentiDate Holding Corp.	73,729	142
* American Access Technologies Inc.	77,800	139
* Intraware, Inc.	20,512	138
*^ Access Intergrated Technologies Inc.	13,300	138
* Rainmaker Systems, Inc.	47,041	133
* Ceva, Inc.	21,123	132
* Rackable Systems Inc.	4,600	131
* Motive, Inc.	41,987	130
* Onvia.com, Inc.	31,866	128
* Stratos International Inc.	19,320	118
* Technology Solutions Co.	15,143	115
* Cascade Microtech, Inc.	9,100	115
* PlanetOut, Inc.	13,141	114
* Loudeye Corp.	289,155	113
* I.D. Systems, Inc.	4,700	112
*^ Icad Inc.	93,555	109
*^ BroadVision, Inc.	218,818	107
* Versant Corp.	18,333	100
Cass Information Systems, Inc.	2,964	98
* Data I/O Corp.	21,050	89
* Superconductor Technologies Inc.	204,864	88
* Firstwave Technologies, Inc.	49,096	86
* Aptimus, Inc.	10,788	85
*^ Cosine Communications, Inc.	34,812	85
*^ Telecommunication Systems, Inc.	38,121	84
Richardson Electronics, Ltd.	11,090	80
*^ Verilink Corp.	86,492	74
* Callidus Software Inc.	16,436	69
* Majesco Entertainment Co.	54,532	64
* MakeMusic! Inc.	7,540	59
*^ Verso Technologies, Inc.	44,913	45
* Bell Industries, Inc.	17,100	45
*^ VCampus Corp.	62,830	44
* RAE Systems, Inc.	12,500	44
* Cognitronics Corp.	17,700	43
* Suntron Corp.	34,866	43
Frequency Electronics, Inc.	3,700	39
*^ NeoMagic Corp.	4,320	37

67

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

* Zanett, Inc.	10,600	36
* CGI Holding Corp.	15,400	36
* NaviSite, Inc.	24,698	31
* Digital Lightwave, Inc.	111,937	24
*^ GSE Systems, Inc.	17,170	21
* HyperFeed Technologies, Inc.	13,778	19
* Dynabazaar, Inc.	50,100	18
* LQ Corp. Inc.	8,638	15
* Airnet Communications Corp.	15,179	15
* LightPath Technologies, Inc. Class A	8,062	14
*^ Eagle Broadband, Inc.	152,800	14
* Conolog Corp.	13,046	12
* TII Network Technologies, Inc.	3,000	8
* America Online Latin America, Inc.	244,997	6
* ISCO International, Inc.	18,000	6
* Analytical Surveys, Inc.	2,531	5
*^ DSL.Net, Inc.	118,127	5
* eGain Communications Corp.	5,788	4
* Simulations Plus, Inc.	800	4
* Verity, Inc.	99	1
* Radview Software Ltd.	9,000	1
* Optical Cable Corp. Warrants Exp. 10/24/2007	1,053	1
* Media 100 Inc.	162,889	1
* JMAR Technologies, Inc.	200	0
* US Dataworks Inc.	100	0
* Synergy Brands Inc.	25	0

		1,818,300

Materials (3.6%)
Lyondell Chemical Co.	692,228	16,489
Martin Marietta Materials, Inc.	156,632	12,017
* Crown Holdings, Inc.	562,857	10,993
Chemtura Corp.	810,160	10,289
Lubrizol Corp.	229,689	9,975
Sonoco Products Co.	334,717	9,841
* Smurfit-Stone Container Corp.	634,392	8,989
Valspar Corp.	342,006	8,437
Florida Rock Industries, Inc.	159,328	7,817
Cabot Corp.	209,564	7,502
Airgas, Inc.	226,370	7,448
Commercial Metals Co.	196,689	7,384
Eagle Materials, Inc.	60,063	7,349
* Owens-Illinois, Inc.	330,416	6,952
RPM International, Inc.	397,618	6,907
Scotts Miracle-Gro Co.	152,425	6,896
* FMC Corp.	128,313	6,822
*^ Cleveland-Cliffs Inc.	74,114	6,564
* The Mosaic Co.	444,286	6,500

68

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Cytec Industries, Inc.	133,988	6,382
Lafarge North America Inc.	113,885	6,266
AptarGroup Inc.	118,215	6,171
Bowater Inc.	188,900	5,803
Reliance Steel & Aluminum Co.	93,601	5,721
Carpenter Technology Corp.	73,711	5,194
Greif Inc. Class A	78,011	5,171
Potlatch Corp.	98,602	5,027
* Headwaters Inc.	141,661	5,020
Albemarle Corp.	129,150	4,953
Packaging Corp. of America	211,846	4,862
Olin Corp.	242,318	4,769
Worthington Industries, Inc.	241,297	4,635
Steel Dynamics, Inc.	129,708	4,606
Quanex Corp.	85,340	4,264
Texas Industries, Inc.	77,772	3,876
Minerals Technologies, Inc.	68,263	3,815
Longview Fibre Co.	172,726	3,594
* Huntsman Corp.	208,442	3,589
* Oregon Steel Mills, Inc.	120,349	3,541
Georgia Gulf Corp.	115,526	3,514
* Aleris International Inc.	104,986	3,385
Celanese Corp. Series A	171,323	3,276
* Coeur d'Alene Mines Corp.	811,469	3,246
*^ Titanium Metals Corp.	51,080	3,231
H.B. Fuller Co.	98,312	3,153
* Nalco Holding Co.	173,028	3,064
* AK Steel Corp.	371,581	2,954
* RTI International Metals, Inc.	77,753	2,951
Sensient Technologies Corp.	159,150	2,849
Silgan Holdings, Inc.	75,703	2,734
Ferro Corp.	142,019	2,664
* Symyx Technologies, Inc.	97,232	2,653
Compass Minerals International	107,469	2,637
Arch Chemicals, Inc.	83,081	2,484
* Chaparral Steel Co.	80,222	2,427
^Royal Gold, Inc.	68,357	2,374
MacDermid, Inc.	84,951	2,370
Gibraltar Industries Inc.	100,326	2,301
* Century Aluminum Co.	84,879	2,225
Schnitzer Steel Industries, Inc. Class A	71,907	2,200
* W.R. Grace & Co.	221,412	2,081
Wausau Paper Corp.	175,118	2,075
* Stillwater Mining Co.	173,309	2,005
A. Schulman Inc.	87,737	1,888
* OM Group, Inc.	99,547	1,868
CF Industries Hldgs Inc.	120,300	1,835
*^ Ryerson Tull, Inc.	74,191	1,804
Deltic Timber Corp.	34,474	1,788

69

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Spartech Corp.	80,438	1,766
Glatfelter	123,222	1,749
AMCOL International Corp.	84,054	1,725
* PolyOne Corp.	253,787	1,632
Westlake Chemical Corp.	54,689	1,576
Steel Technologies, Inc.	49,482	1,385
* NewMarket Corp.	56,327	1,378
* Hecla Mining Co.	310,540	1,261
Myers Industries, Inc.	86,200	1,257
Neenah Paper Inc.	44,818	1,255
* Brush Engineered Materials Inc.	73,862	1,174
* A.M. Castle & Co.	51,635	1,128
* Terra Industries, Inc.	201,375	1,128
Rock-Tenn Co.	80,299	1,096
Metal Management, Inc.	47,000	1,093
* Olympic Steel, Inc.	43,937	1,092
Valhi, Inc.	58,282	1,078
Schweitzer-Mauduit International, Inc.	42,623	1,056
* Rockwood Holdings, Inc.	51,800	1,022
^ American Vanguard Corp.	41,919	985
* Northwest Pipe Co.	32,081	860
Roanoke Electric Steel Corp.	36,359	858
Kronos Worldwide, Inc.	29,056	843
* Material Sciences Corp.	59,526	839
Chesapeake Corp. of Virginia	46,340	787
* Caraustar Industries, Inc.	90,199	784
* Buckeye Technology, Inc.	96,123	774
* Pioneer Cos., Inc.	24,357	730
* Maxxam Inc.	20,826	730
* U.S. Concrete, Inc.	75,710	718
NN, Inc.	66,435	704
* Graphic Packaging Corp.	308,289	703
* Lesco, Inc.	45,558	695
NL Industries, Inc.	47,844	674
Calgon Carbon Corp.	118,188	672
Wellman, Inc.	95,681	649
*^ Mercer International Inc.	82,183	646
*^ Nonophase Technologies Corp.	111,920	632
* Universal Stainless & Alloy Products, Inc.	40,201	603
* AEP Industries, Inc.	23,116	578
*^ Zoltek Cos., Inc.	64,966	570
Packaging Dynamics Corp.	43,515	486
* Omnova Solutions Inc.	100,334	482
Bairnco Corp.	55,200	481
Penford Corp.	38,864	474
Pope & Talbot, Inc.	55,299	461
* Wheeling-Pittsburgh Corp.	50,829	458
* Mod-Pac Corp.	34,579	389
Balchem Corp.	12,386	369

70

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Mesabi Trust	21,853	369
* Tronox Inc.	27,500	359
* TOR Minerals International, Inc.	85,901	339
Stepan Co.	11,907	320
* Landec Corp.	40,591	316
Hawkins, Inc.	20,963	293
Rock of Ages Corp.	63,642	275
Great Northern Iron Ore	1,900	265
Quaker Chemical Corp.	13,422	258
*^ Liquidmetal Technologies Inc.	230,631	203
Nevada Chemicals, Inc.	22,441	157
* Eden Bioscience Corp.	214,821	125
CPAC, Inc.	14,800	60
* United States Lime & Mineral	1,800	48
* Canyon Resources Corp.	47,600	35
* Prolong International Corp.	3,200	0

		384,373

Telecommunication Services (1.5%)
MCI Inc.	1,070,538	21,122
* NII Holdings Inc.	418,852	18,295
* Crown Castle International Corp.	512,293	13,786
* Nextel Partners, Inc.	374,883	10,474
* American Tower Corp. Class A	347,764	9,424
* Alamosa Holdings, Inc.	472,741	8,798
Telephone & Data Systems, Inc.	199,220	7,178
Telephone & Data Systems, Inc. - Special Common	147,351	5,100
* SBA Communications Corp.	249,506	4,466
* U.S. Cellular Corp.	85,051	4,202
PanAmSat Holding Corp.	169,953	4,165
* NeuStar, Inc. Class A	123,791	3,774
* Dobson Communications Corp.	400,313	3,002
* Cincinnati Bell Inc.	834,118	2,928
* Syniverse Holdings Inc.	122,884	2,568
^ USA Mobility, Inc.	92,363	2,560
* Centennial Communications Corp. Class A	164,513	2,553
Commonwealth Telephone Enterprises, Inc.	73,897	2,496
* UbiquiTel Inc.	240,115	2,375
* Time Warner Telecom Inc.	238,014	2,344
* Price Communications Corp.	138,903	2,065
*^ Level 3 Communications, Inc.	715,689	2,054
* Premiere Global Services, Inc.	199,234	1,620
* General Communication, Inc.	151,647	1,567
^ Valor Communications Group, Inc.	117,357	1,338
Iowa Telecommunications Services Inc.	79,444	1,231
* IDT Corp. Class B	101,081	1,183
Surewest Communications	43,103	1,137
FairPoint Communications, Inc.	97,010	1,005

71

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

*^ Global Crossing Ltd.	56,555	907
*^ Broadwing Corp.	137,810	834
* Rural Cellular Corp. Class A	56,342	823
* Wireless Facilities, Inc.	160,000	816
Alaska Communications Systems Holdings, Inc.	79,280	805
* @ Road, Inc.	138,284	723
*^ InPhonic, Inc.	82,951	721
Hector Communications Corp.	23,461	664
Shenandoah Telecommunications Co.	15,888	633
* CallWave, Inc.	124,982	624
New Skies Satellites Holdings Ltd.	28,600	623
CT Communications, Inc.	49,638	603
* Talk America Holdings, Inc.	66,399	573
North Pittsburgh Systems, Inc.	29,823	563
Atlantic Tele-Network, Inc.	12,615	529
Consolidated Communications Holdings, Inc.	40,465	526
*^ US LEC Corp. Class A	266,214	455
*^ Cogent Communications Group, Inc.	81,871	449
* Arbinet Holdings, Inc.	60,609	425
* LCC International, Inc. Class A	102,466	334
* Mpower Holding Corp.	238,300	329
* Hungarian Telephone and Cable Corp.	20,938	326
* Suncom Wireless Holdings, Inc. Class A	116,731	323
Warwick Valley Telephone Co.	15,219	291
D&E Communications, Inc.	33,192	276
* Echelon Telecom, Inc.	19,600	275
Hickory Tech Corp.	32,464	256
*^ Primus Telecommunications Group, Inc.	324,398	243
* XETA Technologies Inc.	86,616	199
* Pac-West Telecom, Inc.	199,700	194
* Boston Communications Group, Inc.	148,104	167
* IDT Corp.	7,368	85
*^ Metro One Telecommunications, Inc.	200,744	72
* FiberNet Telecom Group, Inc.	32,927	49
* Fusion Telecommunications International, Inc.	13,900	37
* Multiband Corp.	8,097	10
* GoAmerica, Inc.	2,302	9
* Trinsic Inc.	4,606

		160,583

72

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Utilities (3.8%)
Questar Corp.	288,093	21,809
Wisconsin Energy Corp.	395,159	15,435
SCANA Corp.	386,656	15,227
Equitable Resources, Inc.	408,245	14,979
Pepco Holdings, Inc.	638,834	14,291
MDU Resources Group, Inc.	404,795	13,253
Aqua America, Inc.	434,586	11,864
Energy East Corp.	498,788	11,372
DPL Inc.	430,737	11,203
Alliant Energy Corp.	394,624	11,065
* Reliant Energy, Inc.	1,028,955	10,619
NSTAR	360,737	10,353
* NRG Energy, Inc.	212,684	10,022
Northeast Utilities	506,898	9,981
AGL Resources Inc.	262,290	9,130
Energen Corp.	247,467	8,988
National Fuel Gas Co.	285,292	8,898
ONEOK, Inc.	329,589	8,777
OGE Energy Corp.	305,885	8,195
* Sierra Pacific Resources	619,350	8,076
Puget Energy, Inc.	389,938	7,963
* Southern Union Co.	330,413	7,808
WPS Resources Corp.	135,075	7,471
UGI Corp. Holding Co.	354,280	7,298
Atmos Energy Corp.	272,296	7,123
Hawaiian Electric Industries Inc.	273,418	7,082
Great Plains Energy, Inc.	252,317	7,055
Vectren Corp.	256,976	6,979
Westar Energy, Inc.	292,906	6,297
^ Piedmont Natural Gas, Inc.	258,672	6,250
PNM Resources Inc.	232,224	5,687
WGL Holdings Inc.	164,508	4,945
* Aquila, Inc.	1,260,977	4,540
ALLETE, Inc.	101,663	4,473
Duquesne Light Holdings, Inc.	263,384	4,298
IDACORP, Inc.	142,919	4,188
New Jersey Resources Corp.	93,081	3,899
Black Hills Corp.	111,975	3,875
NorthWestern Corp.	120,582	3,746
UniSource Energy Corp.	117,309	3,660
Cleco Corp.	168,910	3,522
Southwest Gas Corp.	132,184	3,490
* El Paso Electric Co.	162,411	3,417
Northwest Natural Gas Co.	93,370	3,191
Avista Corp.	164,641	2,916
Otter Tail Corp.	99,173	2,875
South Jersey Industries, Inc.	97,071	2,829
MGE Energy, Inc.	69,384	2,353

73

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

CH Energy Group, Inc.	48,858	2,243
California Water Service Group	57,683	2,205
The Laclede Group, Inc.	70,697	2,065
UIL Holdings Corp.	43,233	1,988
American States Water Co.	49,370	1,521
Empire District Electric Co.	72,074	1,465
Ormat Technologies Inc.	48,867	1,277
SJW Corp.	26,857	1,222
ITC Holdings Corp.	38,100	1,070
Southwest Water Co.	65,353	935
Cascade Natural Gas Corp.	46,546	908
EnergySouth, Inc.	31,459	842
Chesapeake Utilities Corp.	26,852	827
* Semco Energy Inc.	137,899	775
Green Mountain Power Corp.	23,867	687
Central Vermont Public Service Corp.	37,711	679
UNITILI Corp.	24,583	617
Middlesex Water Co.	34,672	601
Connecticut Water Services, Inc.	22,133	542
Consolidated Water Co.	20,000	406
Maine & Maritimes Corp.	14,000	217
York Water Co.	8,023	207
BIW Ltd.	1,800	32
* Cap Rock Energy Corp.	33	1

		396,099

Total Common Stocks
(Cost $8,383,657)		10,451,518

Temporary Cash Investments (4.7%)1

Money Market Funds (4.7%)
2 Vanguard Market Liquidity Fund, 4.274%	61,644,457	61,644
2 Vanguard Market Liquidity Fund, 4.274%—Note E	418,953,746	418,954

		480,598

74

Vanguard Extended Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

	Face Amount ($000)

U.S. Agency Obligations (0.0%)
[3] Federal Home Loan Mortgage Corp.
[4] 3.939%, 1/3/2006	6,000	5,999
[3] Federal National Mortgage Assn
4.281%, 3/22/2006	6,000	5,945

Total Temporary Cash Investments
(Cost $492,542)		492,542

Total Investments (103.7%)
(Cost $8,876,199)		10,944,060

Other Assets and Liabilities—Net (-3.7%)		-394796

Net Assets (100%)		10,549,264

*	*Non-income-producing security.

^	Part of security position is on loan to broker/dealers.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.8%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.

4	Securities with a value of $5,999,000 have been segregated as initial margin for open futures REIT--Real Estate Investment Trust.

75

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Extended Market Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Extended Market Index Fund (a separate fund of Vanguard Index Fund, the "Fund") as of December 31, 2005, and for the year then ended and have issued our unqualified report thereon dated February 9, 2006. Our audit included an audit of the Fund's schedule of investments as of December 31, 2005. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 9, 2006

© 2006 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA980 022006

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Common Stocks (99.2%)[1]

Consumer Discretionary (11.8%)
Home Depot, Inc.	9,767,690	395,396
Time Warner, Inc.	20,965,876	365,645
*Comcast Corp. Class A	8,930,174	231,827
Lowe's Cos., Inc.	3,372,435	224,807
The Walt Disney Co.	9,147,289	219,261
Target Corp.	3,824,993	210,260
*eBay Inc.	4,621,335	199,873
Viacom Inc. Class B	5,911,373	192,711
McDonald's Corp.	5,689,473	191,849
News Corp., Class A	11,187,300	173,963
Carnival Corp.	2,022,093	108,121
*Starbucks Corp.	3,498,015	104,975
*Liberty Media Corp.	12,195,366	95,978
The McGraw-Hill Cos., Inc.	1,701,616	87,854
Best Buy Co., Inc.	1,902,508	82,721
Federated Department Stores, Inc.	1,215,954	80,654
Staples, Inc.	3,344,029	75,943
NIKE, Inc. Class B	847,261	73,534
Omnicom Group Inc.	828,861	70,561
*Kohl's Corp.	1,408,419	68,449
Gannett Co., Inc.	1,110,734	67,277
*Amazon.com, Inc.	1,406,198	66,302
Clear Channel Communications, Inc.	2,099,744	66,037
J.C. Penney Co., Inc. (Holding Co.)	1,163,378	64,684
Harley-Davidson, Inc.	1,248,877	64,305
Johnson Controls, Inc.	876,304	63,891
Starwood Hotels & Resorts Worldwide,	991,214	63,299
Ford Motor Co.	8,111,825	62,623
Yum! Brands, Inc.	1,298,944	60,894
*Sears Holdings Corp.	525,527	60,714
*Coach, Inc.	1,717,018	57,245
Harrah's Entertainment, Inc.	794,149	56,615
Marriott International, Inc. Class A	838,795	56,174
Fortune Brands, Inc.	663,034	51,730
TJX Cos., Inc.	2,142,548	49,771
The Gap, Inc.	2,797,085	49,341
*DIRECTV Group, Inc.	3,471,543	49,018
*Bed Bath & Beyond, Inc.	1,348,405	48,745
International Game Technology	1,554,683	47,853
D. R. Horton, Inc.	1,283,965	45,876
*Office Depot, Inc.	1,440,638	45,236
*Apollo Group, Inc. Class A	698,334	42,221
Centex Corp.	585,123	41,830
^General Motors Corp.	2,066,394	40,129
Hilton Hotels Corp.	1,652,057	39,831
Pulte Homes, Inc.	998,970	39,319
*^Sirius Satellite Radio, Inc.	5,747,467	38,508

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Chico's FAS, Inc.	824,435	36,217
H & R Block, Inc.	1,434,403	35,215
Nordstrom, Inc.	938,510	35,100
Limited Brands, Inc.	1,569,553	35,080
Genuine Parts Co.	795,496	34,938
*IAC/InterActiveCorp	1,233,226	34,913
Black & Decker Corp.	367,197	31,931
Lennar Corp. Class A	518,737	31,653
Eastman Kodak Co.	1,312,835	30,720
Tribune Co.	999,067	30,232
Newell Rubbermaid, Inc.	1,254,410	29,830
*Univision Communications Inc.	1,012,406	29,755
*Expedia, Inc.	1,232,350	29,527
Mattel, Inc.	1,848,347	29,241
Wendy's International, Inc.	527,994	29,177
Harman International Industries, Inc.	292,073	28,579
*^XM Satellite Radio Holdings, Inc.	1,013,975	27,661
KB HOME	373,439	27,134
*EchoStar Communications Corp. Class A	971,508	26,396
Darden Restaurants Inc.	669,373	26,025
Abercrombie & Fitch Co.	394,286	25,700
Whirlpool Corp.	305,000	25,547
Tiffany & Co.	655,145	25,086
*Liberty Global Inc. Class A	1,087,892	24,478
Sherwin-Williams Co.	537,718	24,423
*AutoZone Inc.	265,164	24,329
*Cablevision Systems NY Group Class A	1,027,140	24,107
Dollar General Corp.	1,245,241	23,747
Royal Caribbean Cruises, Ltd.	519,218	23,396
*Liberty Global, Inc. Series C	1,069,937	22,683
VF Corp.	408,495	22,606
Michaels Stores, Inc.	620,723	21,955
*Advance Auto Parts, Inc.	499,966	21,729
*Getty Images, Inc.	239,317	21,364
Knight Ridder	336,319	21,289
*NTL Inc.	312,337	21,264
*Mohawk Industries, Inc.	244,261	21,246
*MGM Mirage, Inc.	575,139	21,090
*NVR, Inc.	28,207	19,801
Leggett & Platt, Inc.	860,956	19,768
*Williams-Sonoma, Inc.	450,320	19,431
Ross Stores, Inc.	668,529	19,320
Washington Post Co. Class B	25,227	19,299
Circuit City Stores, Inc.	848,814	19,175
*Interpublic Group of Cos., Inc.	1,940,283	18,724
*Toll Brothers, Inc.	530,642	18,381
The Stanley Works	382,461	18,373
*Comcast Corp. Special Class A	711,300	18,273
*AutoNation, Inc.	839,086	18,233
E.W. Scripps Co. Class A	377,128	18,110

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Lamar Advertising Co. Class A	390,740	18,029
^Garmin Ltd.	271,528	18,016
Station Casinos, Inc.	265,229	17,983
*Discovery Holding Co. Class A	1,162,997	17,619
Liz Claiborne, Inc.	490,806	17,581
Brunswick Corp.	422,829	17,192
Foot Locker, Inc.	718,118	16,940
PETsMART, Inc.	658,908	16,908
GTECH Holdings Corp.	529,264	16,799
Jones Apparel Group, Inc.	543,584	16,699
Family Dollar Stores, Inc.	673,491	16,696
New York Times Co. Class A	627,748	16,604
ServiceMaster Co.	1,338,517	15,995
*Career Education Corp.	470,393	15,862
BorgWarner, Inc.	258,844	15,694
Brinker International, Inc.	405,752	15,686
Polo Ralph Lauren Corp.	279,257	15,677
*O'Reilly Automotive, Inc.	485,634	15,545
Hasbro, Inc.	739,782	14,929
American Eagle Outfitters, Inc.	632,672	14,539
*Pixar, Inc.	270,534	14,263
^Beazer Homes USA, Inc.	191,162	13,924
Reebok International Ltd.	231,431	13,476
Gentex Corp.	683,718	13,333
*CarMax, Inc.	478,946	13,257
Ryland Group, Inc.	183,450	13,232
*The Cheesecake Factory Inc.	342,011	12,788
Outback Steakhouse, Inc.	306,307	12,745
*The Goodyear Tire & Rubber Co.	723,537	12,575
*ITT Educational Services, Inc.	212,465	12,559
*^Wynn Resorts Ltd.	228,344	12,525
RadioShack Corp.	585,467	12,312
Viacom Inc. Class A	374,650	12,274
Barnes & Noble, Inc.	272,832	11,642
*AnnTaylor Stores Corp.	334,863	11,559
*Urban Outfitters, Inc.	452,327	11,448
Claire's Stores, Inc.	389,239	11,374
*Dollar Tree Stores, Inc.	472,113	11,302
Service Corp. International	1,359,511	11,121
Standard Pacific Corp.	295,792	10,885
*Laureate Education Inc.	204,500	10,738
*Penn National Gaming, Inc.	323,441	10,657
*La Quinta Corp. REIT	925,060	10,305
Snap-On Inc.	266,219	9,999
*Education Management Corp.	290,306	9,728
Polaris Industries, Inc.	193,676	9,723
MDC Holdings, Inc.	153,369	9,506
Belo Corp. Class A	443,148	9,488
*Weight Watchers International, Inc.	189,762	9,380
Dex Media, Inc.	346,093	9,376

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Meredith Corp.	174,811	9,150
*R.H. Donnelley Corp.	146,209	9,009
*Panera Bread Co.	136,101	8,939
SCP Pool Corp.	239,182	8,902
Lear Corp.	310,194	8,828
Boyd Gaming Corp.	183,405	8,741
Dow Jones & Co., Inc.	243,717	8,650
*Saks Inc.	509,858	8,596
*Pacific Sunwear of California, Inc.	343,479	8,559
Applebee's International, Inc.	364,476	8,234
OfficeMax, Inc.	322,928	8,189
*Sonic Corp.	277,054	8,173
*Timberland Co.	251,046	8,172
*Tractor Supply Co.	153,542	8,129
Regis Corp.	207,735	8,012
*Scientific Games Corp.	290,055	7,913
*Payless ShoeSource, Inc.	309,378	7,765
Dillard's Inc.	312,178	7,748
*Gaylord Entertainment Co.	176,921	7,712
CBRL Group, Inc.	216,962	7,626
*Quiksilver, Inc.	547,464	7,577
Ruby Tuesday, Inc.	290,986	7,534
*Charming Shoppes, Inc.	548,612	7,242
Maytag Corp.	372,202	7,005
Borders Group, Inc.	323,136	7,002
Choice Hotel International, Inc.	167,567	6,998
*Tommy Hilfiger Corp.	426,391	6,925
Thor Industries, Inc.	169,416	6,788
*Meritage Corp.	107,331	6,753
*Aeropostale, Inc.	255,076	6,708
*Jarden Corp.	220,272	6,641
*Valassis Communications, Inc.	227,373	6,610
*Men's Wearhouse, Inc.	224,186	6,600
Reader's Digest Association, Inc.	432,808	6,587
Lee Enterprises, Inc.	177,762	6,561
Harte-Hanks, Inc.	248,373	6,555
*Hovnanian Enterprises Inc. Class A	131,253	6,515
John Wiley & Sons Class A	166,831	6,513
*Rent-A-Center, Inc.	343,141	6,472
International Speedway Corp.	134,118	6,424
American Greetings Corp. Class A	292,108	6,418
*Big Lots Inc.	527,839	6,339
Strayer Education, Inc.	66,076	6,191
*P.F. Chang's China Bistro, Inc.	121,413	6,026
*Guitar Center, Inc.	119,238	5,963
Wolverine World Wide, Inc.	263,435	5,917
*Marvel Entertainment, Inc.	358,690	5,875
*Zale Corp.	233,245	5,866
*Carter's, Inc.	99,265	5,842
*Jack in the Box Inc.	164,997	5,763

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Ethan Allen Interiors, Inc.	157,338	5,748
*The Warnaco Group, Inc.	211,801	5,659
*^Netflix.com, Inc.	207,938	5,627
*DeVry, Inc.	277,945	5,559
The McClatchy Co. Class A	94,050	5,558
*^Dick's Sporting Goods, Inc.	166,519	5,535
Tupperware Corp.	246,782	5,528
*Linens 'n Things, Inc.	207,557	5,521
Phillips-Van Heusen Corp.	170,000	5,508
Catalina Marketing Corp.	216,256	5,482
*^GameStop Corp Class A	172,259	5,481
Westwood One, Inc.	335,654	5,471
*CEC Entertainment Inc.	160,420	5,461
Arbitron Inc.	143,333	5,444
Orient-Express Hotel Ltd.	172,334	5,432
Matthews International Corp.	145,153	5,285
The Yankee Candle Co., Inc.	205,688	5,266
Furniture Brands International Inc.	235,048	5,249
*Coldwater Creek Inc.	170,837	5,216
*PETCO Animal Supplies, Inc.	230,317	5,055
Dana Corp.	701,431	5,036
*Champion Enterprises, Inc.	367,443	5,005
*The Children's Place Retail Stores, Inc.	100,696	4,976
*Corinthian Colleges, Inc.	416,973	4,912
*Rare Hospitality International Inc.	160,377	4,874
*Aztar Corp.	160,359	4,873
*Hibbett Sporting Goods, Inc.	170,889	4,867
Media General, Inc. Class A	95,678	4,851
Winnebago Industries, Inc.	144,323	4,803
*Fossil, Inc.	221,605	4,767
*^Nutri/System Inc.	131,504	4,737
*DreamWorks Animation SKG, Inc.	190,670	4,683
*Bright Horizons Family Solutions, Inc.	125,977	4,667
*^Shuffle Master, Inc.	185,440	4,662
*Entercom Communications Corp.	155,346	4,609
Modine Manufacturing Co.	141,233	4,603
*Scholastic Corp.	160,033	4,563
Cooper Tire & Rubber Co.	297,740	4,561
Building Materials Holding Corp.	65,507	4,468
*Select Comfort Corp.	162,993	4,458
Jackson Hewitt Tax Service Inc.	160,053	4,435
ArvinMeritor, Inc.	306,009	4,403
*WCI Communities, Inc.	163,149	4,381
*Too Inc.	155,028	4,373
*Pinnacle Entertainment, Inc.	175,756	4,343
*The Pantry, Inc.	92,312	4,338
Callaway Golf Co.	308,294	4,267
*Insight Enterprises, Inc.	213,359	4,184
ADVO, Inc.	144,079	4,060
*Sotheby's Holdings Class A	210,825	3,871

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*The Dress Barn, Inc.	99,572	3,844
^Regal Entertainment Group Class A	201,865	3,839
Interactive Data Corp.	166,066	3,771
K-Swiss, Inc.	114,837	3,725
*The Sports Authority, Inc.	119,308	3,714
*Visteon Corp.	589,477	3,690
IHOP Corp.	78,466	3,681
*Genesco, Inc.	94,675	3,672
Burlington Coat Factory Warehouse Corp.	89,783	3,610
American Axle & Manufacturing Holdings, Inc.	195,969	3,592
Stage Stores, Inc.	119,045	3,545
United Auto Group, Inc.	92,655	3,539
*TRW Automotive Holdings Corp.	134,273	3,538
*Tenneco Automotive, Inc.	180,210	3,534
Bob Evans Farms, Inc.	152,954	3,527
The Pep Boys (Manny, Moe & Jack)	235,857	3,512
Pier 1 Imports Inc.	392,814	3,429
*CCE Spinco, Inc.	260,846	3,417
Liberty Corp.	71,909	3,366
*LKQ Corp.	96,688	3,347
Domino's Pizza, Inc.	138,078	3,341
*Vail Resorts Inc.	100,716	3,327
Oxford Industries, Inc.	60,444	3,306
*Cumulus Media Inc.	264,297	3,280
^La-Z-Boy Inc.	237,840	3,225
*The Gymboree Corp.	137,716	3,223
*^Six Flags, Inc.	417,218	3,217
Aaron Rents, Inc. Class B	152,520	3,215
Brown Shoe Co., Inc.	75,754	3,214
^Nautilus Inc.	171,483	3,200
Christopher & Banks Corp.	168,394	3,162
*Guess ?, Inc.	88,791	3,161
Finish Line, Inc.	181,287	3,158
*Red Robin Gourmet Burgers	61,524	3,135
*Cox Radio, Inc.	220,708	3,108
*Papa John's International, Inc.	52,095	3,090
Tuesday Morning Corp.	147,157	3,079
Warner Music Group Corp.	159,666	3,077
CKE Restaurants Inc.	224,414	3,032
Citadel Broadcasting Corp.	224,376	3,016
Talbots Inc.	107,472	2,990
*Columbia Sportswear Co.	62,493	2,983
*Life Time Fitness, Inc.	77,801	2,963
*Ryan's Restaurant Group, Inc.	245,109	2,956
*CSK Auto Corp.	195,983	2,955
*Fleetwood Enterprises, Inc.	235,738	2,911
*Texas Roadhouse, Inc.	186,916	2,907
*Gamestop Corp Class B	99,667	2,880
Cato Corp. Class A	134,222	2,879
Sonic Automotive, Inc.	128,234	2,857

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Brookfield Homes Corp.	57,444	2,857
^Blockbuster Inc. Class A	760,968	2,854
Kellwood Co.	119,431	2,852
*Hot Topic, Inc.	199,252	2,839
*Emmis Communications, Inc.	139,458	2,777
Hearst-Argyle Television Inc.	114,916	2,741
*ProQuest Co.	97,078	2,709
*RC2 Corp.	75,947	2,698
*Group 1 Automotive, Inc.	85,113	2,675
*Blount International, Inc.	166,010	2,645
*Alderwoods Group, Inc.	166,201	2,638
Blyth, Inc.	125,175	2,622
Landry's Restaurants, Inc.	98,102	2,620
*Alliance Gaming Corp.	199,231	2,594
Big 5 Sporting Goods Corp.	117,726	2,577
*priceline.com, Inc.	115,020	2,567
*99 Cents Only Stores	242,444	2,536
*California Pizza Kitchen, Inc.	78,965	2,525
*Jos. A. Bank Clothiers, Inc.	57,578	2,499
*Radio One, Inc.	242,610	2,492
*Universal Technical Institute Inc.	80,332	2,485
Hollinger International, Inc.	276,844	2,481
Ameristar Casinos, Inc.	108,888	2,472
*^Tempur-Pedic International Inc.	214,277	2,464
*Gemstar-TV Guide International, Inc.	942,955	2,461
*^Blue Nile Inc.	60,176	2,426
Journal Register Co.	160,004	2,392
Speedway Motorsports, Inc.	68,319	2,369
Fred's, Inc.	145,013	2,359
*WMS Industries, Inc.	93,427	2,344
*Volcom, Inc.	68,473	2,329
Stein Mart, Inc.	127,571	2,315
*Entravision Communications Corp.	323,576	2,304
*^Cabela's Inc.	135,795	2,254
*JAKKS Pacific, Inc.	107,014	2,241
*MarineMax, Inc.	68,442	2,161
*^Martha Stewart Living Omnimedia, Inc.	123,929	2,160
*Keystone Automotive Industries, Inc.	68,376	2,152
*Vertrue Inc.	60,825	2,149
The Stride Rite Corp.	156,358	2,120
The Marcus Corp.	88,612	2,082
^Superior Industries International, Inc.	92,382	2,056
Lithia Motors, Inc.	64,353	2,023
*Helen of Troy Ltd.	123,785	1,994
Stewart Enterprises, Inc. Class A	367,204	1,987
Movado Group, Inc.	108,174	1,980
*Denny's Corp.	489,815	1,974
Lennar Corp. Class B	34,676	1,966
^Pre-Paid Legal Services, Inc.	51,094	1,952
*Steak n Shake Co.	114,837	1,946

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*GSI Commerce, Inc.	128,471	1,939
Technical Olympic USA, Inc.	90,784	1,915
Lone Star Steakhouse & Saloon, Inc.	80,573	1,913
*Iconix Brand Group Inc.	184,703	1,882
Gray Television, Inc.	191,214	1,878
*^Bally Total Fitness Holding Corp.	290,137	1,822
M/I Homes, Inc.	44,743	1,817
*K2 Inc.	178,577	1,805
*^Charter Communications, Inc.	1,464,160	1,786
*Stamps.com Inc.	77,689	1,784
Sinclair Broadcast Group, Inc.	193,654	1,782
*Interface, Inc.	216,057	1,776
*William Lyon Homes, Inc.	17,468	1,763
*Steiner Leisure Ltd.	49,558	1,762
*Source Interlink Cos., Inc.	157,436	1,751
*RCN Corp.	74,048	1,736
*Aftermarket Technology Corp.	88,567	1,722
Triarc Cos., Inc. Class B	115,598	1,717
*PetMed Express, Inc.	120,774	1,711
*^Krispy Kreme Doughnuts, Inc.	298,097	1,711
*J. Jill Group, Inc.	89,547	1,704
Journal Communications, Inc.	121,729	1,698
*Cache, Inc.	97,826	1,694
Levitt Corp. Class A	74,188	1,687
Monaco Coach Corp.	123,825	1,647
*Midas Inc.	89,489	1,643
Bandag, Inc.	38,218	1,631
*Mediacom Communications Corp.	294,865	1,619
*Cost Plus, Inc.	94,197	1,615
*Drew Industries, Inc.	56,854	1,603
^Oakley, Inc.	108,759	1,598
^Carmike Cinemas, Inc.	61,351	1,556
Russell Corp.	115,304	1,552
*Monarch Casino & Resort, Inc.	68,644	1,551
Steven Madden, Ltd.	52,744	1,542
*Bluegreen Corp.	96,998	1,533
*^Overstock.com, Inc.	53,948	1,519
*Playboy Enterprises, Inc. Class B	107,973	1,500
*Charlotte Russe Holding Inc.	70,337	1,465
*Skechers U.S.A., Inc.	94,691	1,451
*^Isle of Capri Casinos, Inc.	59,173	1,441
*ValueVision Media, Inc.	113,909	1,435
*^TiVo Inc.	279,375	1,430
*CKX, Inc.	109,986	1,430
Courier Corp.	41,026	1,409
*O'Charley's Inc.	90,774	1,408
*^Leapfrog Enterprises, Inc.	120,758	1,407
*Radio One, Inc. Class D	134,235	1,389
*Sunterra Corp.	97,446	1,386
Ambassadors Group, Inc.	60,043	1,374

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*^The Wet Seal, Inc. Class A	307,483	1,365
Churchill Downs, Inc.	36,784	1,351
*Lenox Group, Inc.	101,215	1,340
*^Empire Resorts Inc.	180,955	1,339
*Luby's, Inc.	100,229	1,333
Cherokee Inc.	38,707	1,331
*PRIMEDIA Inc.	805,972	1,298
*^Conn's, Inc.	34,861	1,285
*Lin TV Corp.	114,361	1,274
Kenneth Cole Productions, Inc.	49,490	1,262
Handleman Co.	101,604	1,262
*^Deckers Outdoor Corp.	45,400	1,254
*Unifi, Inc.	411,284	1,250
*Buffalo Wild Wings Inc.	37,578	1,248
The Buckle, Inc.	38,670	1,247
*Provide Commerce Inc.	37,611	1,245
*^Avatar Holding, Inc.	22,652	1,244
Monro Muffler Brake, Inc.	40,964	1,242
UniFirst Corp.	39,357	1,224
*Prestige Brands Holdings Inc.	96,679	1,208
*^Audible, Inc.	93,868	1,205
*LodgeNet Entertainment Corp.	85,890	1,197
Cadmus Communications	59,135	1,190
*dELiA*S, Inc.	141,175	1,172
Thomas Nelson, Inc.	47,276	1,165
^Triarc Cos., Inc. Class A	69,353	1,161
^Charles & Colvard Ltd.	57,032	1,152
*Fisher Communications, Inc.	27,751	1,150
bebe stores, inc	80,531	1,130
Stanley Furniture Co., Inc.	48,384	1,122
*MTR Gaming Group Inc.	107,318	1,117
Kimball International, Inc. Class B	104,673	1,113
*Audiovox Corp.	79,855	1,107
Arctic Cat, Inc.	55,162	1,107
Sturm, Ruger & Co., Inc.	154,935	1,086
Skyline Corp.	29,428	1,071
World Wrestling Entertainment, Inc.	71,395	1,048
*^Multimedia Games Inc.	113,022	1,045
*BJ's Restaurants Inc.	45,664	1,044
*Cavco Industries, Inc.	27,056	1,036
*Great Wolf Resorts, Inc.	99,871	1,030
*Youbet.com, Inc.	215,566	1,020
CSS Industries, Inc.	32,463	998
*Universal Electronics, Inc.	57,659	993
Syms Corp.	68,135	984
*Hayes Lemmerz International, Inc.	279,107	982
*Asbury Automotive Group, Inc.	59,669	982
*Dave & Busters, Inc.	55,532	978
*Educate, Inc.	82,850	978
*Jo-Ann Stores, Inc.	82,255	971

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*California Coastal Communities, Inc.	24,683	968
*^Retail Ventures, Inc.	77,710	967
*Spanish Broadcasting System, Inc.	187,541	958
*Hovnanian Enterprises	19,300	958
*drugstore.com, Inc.	335,857	957
*Harris Interactive Inc.	218,951	944
*Salem Communications Corp.	52,577	920
*West Marine, Inc.	65,393	914
*Mikohn Gaming Corp.	92,287	911
*Buca, Inc.	166,395	907
*Casual Male Retail Group, Inc.	147,839	906
*Strattec Security Corp.	22,313	902
*A.C. Moore Arts & Crafts, Inc.	61,786	899
National Presto Industries, Inc.	20,268	899
Bassett Furniture Industries, Inc.	47,531	879
*1-800-FLOWERS.COM, Inc.	135,865	872
*Alloy, Inc.	301,697	872
Haverty Furniture Cos., Inc.	67,505	870
*^Palm Harbor Homes, Inc.	45,677	859
*4Kids Entertainment Inc.	53,998	847
*S&K Famous Brands Inc.	46,595	845
*Benihana Inc. Class A	36,575	843
*1-800 Contacts, Inc.	71,424	836
*Red Lion Hotels Corp.	90,713	812
Superior Uniform Group, Inc.	78,989	810
AFC Enterprises, Inc.	53,469	808
*DSW Inc. Class A	29,829	782
*Steinway Musical Instruments Inc.	30,650	782
Cutter & Buck Inc.	69,632	778
*^Escala Group, Inc.	38,216	775
*^Magna Entertainment Corp. Class A	105,309	752
*Saga Communications, Inc.	68,205	741
Standard Motor Products, Inc.	80,285	741
Traffix, Inc.	144,514	740
*Daily Journal Corp.	16,329	740
*Famous Dave's of America, Inc.	65,015	733
Dover Downs Gaming & Entertainment, Inc.	51,654	731
*^Build-A-Bear-Workshop, Inc.	24,601	729
*Regent Communications, Inc.	153,431	712
*Hartmarx Corp.	91,148	712
Coachmen Industries, Inc.	60,139	710
*Impco Technologies Inc.	138,403	710
*Exide Technologies	191,504	709
*Perry Ellis International Corp.	37,183	706
News Corp., Class B	42,400	704
Marine Products Corp.	66,977	703
Bandag, Inc. Class A	19,431	700
Russ Berrie and Co., Inc.	59,530	680
*America's Car-Mart, Inc.	40,005	661
*Restoration Hardware, Inc.	109,512	659

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

CPI Corp.	34,910	653
*Checkers Drive-In Restaurants, Inc.	42,515	645
*R&B, Inc.	66,829	634
^Movie Gallery, Inc.	111,369	625
*New York & Co., Inc.	29,393	623
*Cosi, Inc.	74,808	621
*Shoe Carnival, Inc.	27,099	594
*The Sportsman's Guide Inc.	24,077	574
Weyco Group, Inc.	29,851	570
Libbey, Inc.	55,625	568
*Proliance International Inc.	106,628	564
*^Navarre Corp.	100,356	555
*Nexstar Broadcasting Group, Inc.	109,655	549
*Lodgian, Inc.	50,785	545
*Trans World Entertainment Corp.	94,295	537
*Stoneridge, Inc.	80,809	535
*Morningstar, Inc.	15,283	529
Orleans Homebuilders, Inc.	28,409	521
*Rentrak Corp.	57,907	521
*^Sharper Image Corp.	53,421	520
Spartan Motors, Inc.	49,719	512
*^Quantum Fuel Systems Technologies Worldwide, Inc.	189,137	507
*Tweeter Home Entertainment Group, Inc.	88,575	507
Noble International, Ltd.	23,787	496
*The Dixie Group, Inc.	35,913	495
Bon-Ton Stores, Inc.	25,832	494
*^Smith & Wesson Holding Corp.	123,960	487
*Virco Manufacturing Corp.	86,990	478
*Hampshire Group, Ltd.	19,958	475
*Zumiez Inc.	10,856	469
*Bombay Co.	157,596	466
Hooker Furniture Corp.	27,198	466
*Interstate Hotels & Resorts, Inc.	102,311	447
*^Reading International Inc. Class A	56,841	443
Dover Motorsports, Inc.	71,025	434
*Riviera Holdings Corp.	26,300	431
*Hastings Entertainment, Inc.	77,268	423
*Rent-Way, Inc.	64,050	409
Blair Corp.	10,433	406
*^Design Within Reach Inc.	74,188	393
Beasley Broadcast Group, Inc.	28,562	386
*McCormick & Schmick's Seafood Restaurants, Inc.	16,903	382
Hallwood Group Inc.	4,900	382
*Ashworth, Inc.	44,948	380
*Pomeroy IT Solutions, Inc.	45,091	377
*The Smith & Wollensky Restaurant Group, Inc.	72,905	375
*Fox and Hound Restaurant Group	24,079	371
*REX Stores Corp.	24,159	363
*Nevada Gold & Casinos, Inc.	34,500	358
*^Pegasus Communications Corp.	90,383	357

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Carriage Services, Inc.	69,914	350
Blockbuster Inc. Class B	104,887	349
*Cobra Electronics Corp.	25,400	340
*New Frontier Media, Inc.	51,071	333
^Hancock Fabrics, Inc.	81,276	331
*Johnson Outdoors Inc.	19,100	324
*Earle M. Jorgensen Co.	33,704	311
*National R. V. Holdings, Inc.	48,475	305
*Young Broadcasting Inc.	117,067	304
*Mothers Work, Inc.	23,789	304
*Duckwall-ALCO Stores, Inc.	13,200	301
*Benihana Inc.	13,000	298
*Dura Automotive Systems, Inc.	132,974	298
*Systemax Inc.	47,080	294
*NTN Communications, Inc.	190,040	283
*The Princeton Review, Inc.	54,724	282
*Wilsons The Leather Experts Inc.	76,915	279
Deb Shops, Inc.	9,153	272
*Finlay Enterprises, Inc.	27,106	265
*Rubio's Restaurants, Inc.	27,964	263
Sauer-Danfoss, Inc.	13,923	262
*Friendly Ice Cream Corp.	29,293	252
Craftmade International, Inc.	12,548	251
Escalade, Inc.	21,102	248
*^Private Media Group, Inc.	100,568	245
*Emerson Radio Corp.	77,571	237
Lifetime Brands, Inc.	11,463	237
*Zapata Corp.	40,500	234
*Kirkland's, Inc.	38,345	229
*Catalina Lighting, Inc.	23,200	220
*Comstock Homebuilding Cos., Inc.	15,200	214
*Fairchild Corp.	83,745	214
*Trump Entertainment Resorts, Inc. Warrants Exp	38,560	213
Books-a-Million Inc.	21,838	212
*Shiloh Industries, Inc.	15,354	204
Knape & Vogt Manufacturing Co.	14,239	203
*Digital Generation Systems	368,493	199
Aaron Rents, Inc.	10,125	196
*GTSI CORP	14,200	192
*^Dominion Homes, Inc.	18,022	192
*Acme Communications, Inc.	54,000	192
*Mity-Lite Inc.	10,447	186
*^Gander Mountain Co.	31,121	184
^Fedders Corp.	105,182	181
*Concorde Career College	12,023	178
*Paxson Communications Corp.	197,451	178
*Mestek, Inc.	13,122	172
*PC Mall, Inc.	30,250	171
*Outdoor Channel Holdings Inc.	12,369	167
*eCOST.com Inc.	142,337	165

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Champps Entertainment Inc.	24,773	160
Tandy Brands Accessories, Inc.	12,890	155
*^Syntax-Brillian Corp.	30,846	151
*Applica Inc.	95,395	151
*Concord Camera Corp.	120,706	144
*Sport Chalet, Inc. Class A	16,775	138
*^Salton, Inc.	66,200	136
*Winmark Corp.	6,500	134
*Knology, Inc.	35,030	132
*Image Entertainment, Inc.	39,900	128
*^Oneida Ltd.	158,812	125
*Mossimo, Inc.	22,717	125
Canterbury Park Holding Corp.	8,400	116
*Enesco Group, Inc.	61,372	113
*Lazare Kaplan International, Inc.	13,648	107
*Meade Instruments Corp.	37,425	102
*Emak Worldwide Inc.	13,900	97
*^Tarrant Apparel Group, Inc.	69,976	74
*Rockford Corp.	21,790	73
*Quaker Fabric Corp.	28,900	62
*^Interactive Systems Worldwide, Inc.	27,000	62
*Max & Erma's Restaurant, Inc.	4,800	53
*Innovo Group Inc.	51,150	53
*Geerlings & Wade Inc.	30,636	44
*Interep National Radio Sales, Inc.	98,600	35
*EVCI Career Colleges Holding Corp.	20,405	33
*dELiA*S, Inc. Rights Exp. 1/27/06	16,277	16
*Sport Chalet, Inc.	1,825	15
*SPAR Group, Inc.	16,174	15
*Tag-It Pacific, Inc.	32,250	12
*Bush Industries, Inc. (Escrow)	135,417	7
*^Gadzooks, Inc.	257,226	4
*Oakwood Homes Corp.	81,969	2
*IAC InterActiveCorp Warrants Exp. 2/4/09	38	1
*Expedia Inc. Warrants Exp. 2/04/09	38	0

		7,748,933

Consumer Staples (8.1%)
The Procter & Gamble Co.	15,632,462	904,807
Altria Group, Inc.	9,444,367	705,683
Wal-Mart Stores, Inc.	11,365,938	531,926
PepsiCo, Inc.	7,599,033	448,951
The Coca-Cola Co.	9,775,031	394,032
Walgreen Co.	4,621,814	204,561
Anheuser-Busch Cos., Inc.	3,535,545	151,887
Colgate-Palmolive Co.	2,363,708	129,649
Kimberly-Clark Corp.	2,167,763	129,307
Costco Wholesale Corp.	2,181,190	107,903
CVS Corp.	3,699,738	97,747

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Sysco Corp.	2,881,695	89,477
General Mills, Inc.	1,488,070	73,392
Sara Lee Corp.	3,583,717	67,732
Archer-Daniels-Midland Co.	2,689,706	66,328
Avon Products, Inc.	2,143,757	61,204
*The Kroger Co.	3,130,841	59,110
H.J. Heinz Co.	1,551,273	52,309
Kellogg Co.	1,198,882	51,816
Safeway, Inc.	2,044,089	48,363
ConAgra Foods, Inc.	2,362,015	47,902
Whole Foods Market, Inc.	613,168	47,453
The Hershey Co.	796,538	44,009
Wm. Wrigley Jr. Co.	654,593	43,524
The Clorox Co.	692,156	39,377
Reynolds American Inc.	402,699	38,389
Kraft Foods Inc.	1,176,915	33,118
Campbell Soup Co.	1,034,681	30,802
UST, Inc.	752,373	30,719
Albertson's, Inc.	1,431,235	30,557
Bunge Ltd.	507,558	28,733
*Dean Foods Co.	684,147	25,765
*Constellation Brands, Inc. Class A	895,806	23,497
Coca-Cola Enterprises, Inc.	1,182,882	22,676
Molson Coors Brewing Co. Class B	318,343	21,326
SuperValu Inc.	620,320	20,148
Estee Lauder Cos. Class A	583,903	19,549
The Pepsi Bottling Group, Inc.	669,016	19,141
Tyson Foods, Inc.	1,040,695	17,796
McCormick & Co., Inc.	547,048	16,915
Alberto-Culver Co. Class B	358,689	16,410
Carolina Group	356,229	15,671
*Energizer Holdings, Inc.	293,310	14,604
*Smithfield Foods, Inc.	408,403	12,497
Brown-Forman Corp. Class B	180,105	12,485
Hormel Foods Corp.	348,806	11,399
J.M. Smucker Co.	256,976	11,307
Church & Dwight, Inc.	292,850	9,673
*Del Monte Foods Co.	916,538	9,559
*BJ's Wholesale Club, Inc.	312,242	9,230
*Rite Aid Corp.	2,406,783	8,376
Corn Products International, Inc.	329,166	7,864
PepsiAmericas, Inc.	311,489	7,245
Pilgrim's Pride Corp.	201,487	6,681
Flowers Foods, Inc.	235,653	6,495
*Herbalife Ltd.	176,385	5,736
*Ralcorp Holdings, Inc.	138,387	5,523
Casey's General Stores, Inc.	211,356	5,242
Universal Corp. (VA)	118,507	5,138
*Performance Food Group Co.	172,399	4,891
*^Hansen Natural Corp.	61,800	4,870

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Longs Drug Stores, Inc.	128,520	4,677
Lancaster Colony Corp.	125,289	4,642
*United Natural Foods, Inc.	168,282	4,443
Chiquita Brands International, Inc.	218,853	4,379
*NBTY, Inc.	259,564	4,218
Nu Skin Enterprises, Inc.	231,130	4,063
Delta & Pine Land Co.	159,257	3,665
*Central Garden and Pet Co.	76,432	3,511
*Spectrum Brands Inc.	172,040	3,494
*Hain Celestial Group, Inc.	163,776	3,466
Ruddick Corp.	154,855	3,295
Tootsie Roll Industries, Inc.	111,568	3,228
*Playtex Products, Inc.	213,632	2,920
*^The Great Atlantic & Pacific Tea Co., Inc.	88,937	2,826
*Chattem, Inc.	75,708	2,755
*Central European Distribution Corp.	67,939	2,727
*Elizabeth Arden, Inc.	130,152	2,611
Seaboard Corp.	1,633	2,467
*TreeHouse Foods Inc.	129,010	2,415
Sanderson Farms, Inc.	68,244	2,083
*Peet's Coffee & Tea Inc.	61,101	1,854
Weis Markets, Inc.	42,755	1,840
WD-40 Co.	66,939	1,758
J & J Snack Foods Corp.	29,390	1,746
Lance, Inc.	87,562	1,631
The Topps Co., Inc.	212,633	1,580
*USANA Health Sciences, Inc.	40,352	1,548
Nash-Finch Co.	58,070	1,480
Alliance One International, Inc.	372,659	1,453
^Vector Group Ltd.	79,895	1,452
*Revlon, Inc. Class A	425,808	1,320
*Pathmark Stores, Inc.	129,218	1,291
Andersons, Inc.	27,400	1,180
*Wild Oats Markets Inc.	96,566	1,167
*Smart & Final Inc.	81,777	1,053
*Cruzan International Inc.	36,140	1,012
*Gold Kist Inc.	65,006	972
^Mannatech, Inc.	69,344	958
Alico, Inc.	21,012	950
*^Parlux Fragrances, Inc.	30,800	940
*Boston Beer Co., Inc. Class A	36,835	921
*Darling International, Inc.	231,104	917
Nature's Sunshine Inc.	47,793	864
Ingles Markets, Inc.	54,125	847
*Green Mountain Coffee Roasters, Inc.	19,845	806
Coca-Cola Bottling Co.	18,351	789
*M&F Worldwide Corp.	44,479	726
Inter Parfums, Inc.	37,576	675
*National Beverage Corp.	63,474	620
^American Italian Pasta Co.	80,600	548

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Arden Group Inc. Class A	5,728	521
*Spartan Stores, Inc.	48,833	509
Farmer Brothers, Inc.	25,534	494
*John B. Sanfilippo & Son, Inc.	35,058	453
*PriceSmart, Inc.	51,150	428
MGP Ingredients, Inc.	34,977	413
*Omega Protein Corp.	57,107	383
*^Lifeway Foods, Inc.	30,740	382
Imperial Sugar Co.	27,200	369
*^Star Scientific, Inc.	144,832	340
Oil-Dri Corp. of America	17,915	316
Premium Standard Farms Inc.	20,770	311
Reliv International, Inc.	22,600	298
*Maui Land & Pineapple Co., Inc.	8,044	273
*Griffin Land & Nurseries, Inc.	9,815	256
Village Super Market Inc. Class A	3,620	218
*^Medifast, Inc.	38,808	203
*Schiff Nutrition International, Inc.	34,750	177
*Poore Brothers, Inc.	57,650	163
^Cal-Maine Foods, Inc.	23,300	158
Tasty Baking Co. Class A	18,300	137
*Seneca Foods Corp.	6,980	137
*Fresh Brands Inc.	12,513	86
Marsh Supermarkets	9,843	85
*Integrated Biopharma, Inc.	13,700	55
*Vermont Pure Holdings, Ltd.	29,700	53

		5,278,477

Energy (9.0%)
ExxonMobil Corp.	28,691,416	1,611,597
Chevron Corp.	10,312,575	585,445
ConocoPhillips Co.	6,018,321	350,146
Schlumberger Ltd.	2,677,021	260,073
Burlington Resources, Inc.	1,734,074	149,477
Occidental Petroleum Corp.	1,819,440	145,337
Halliburton Co.	2,313,160	143,323
Valero Energy Corp.	2,642,691	136,363
Devon Energy Corp.	1,959,306	122,535
*Transocean Inc.	1,496,391	104,283
Apache Corp.	1,496,914	102,568
Marathon Oil Corp.	1,666,059	101,580
Anadarko Petroleum Corp.	1,022,107	96,845
Baker Hughes, Inc.	1,550,615	94,246
EOG Resources, Inc.	1,092,661	80,168
XTO Energy, Inc.	1,562,474	68,655
Williams Cos., Inc.	2,604,261	60,341
*Weatherford International Ltd.	1,499,913	54,297
*Nabors Industries, Inc.	715,996	54,237
BJ Services Co.	1,474,418	54,067

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

GlobalSantaFe Corp.	1,111,679	53,527
Chesapeake Energy Corp.	1,584,431	50,274
Peabody Energy Corp.	596,531	49,166
Sunoco, Inc.	626,665	49,118
*National Oilwell Varco Inc.	783,358	49,116
Amerada Hess Corp.	380,761	48,288
Kerr-McGee Corp.	499,485	45,383
Kinder Morgan, Inc.	492,390	45,275
Noble Corp.	623,884	44,009
Murphy Oil Corp.	753,633	40,689
*Ultra Petroleum Corp.	699,048	39,007
El Paso Corp.	3,009,742	36,598
Smith International, Inc.	967,401	35,900
Pioneer Natural Resources Co.	648,094	33,228
Noble Energy, Inc.	797,152	32,125
ENSCO International, Inc.	692,405	30,708
*Newfield Exploration Co.	548,706	27,474
CONSOL Energy, Inc.	419,992	27,375
*Southwestern Energy Co.	742,386	26,681
*Grant Prideco, Inc.	581,127	25,639
Patterson-UTI Energy, Inc.	744,818	24,542
Arch Coal, Inc.	290,607	23,103
*Pride International, Inc.	722,462	22,216
*Cooper Cameron Corp.	510,605	21,139
Diamond Offshore Drilling, Inc.	293,220	20,396
Tesoro Petroleum Corp.	316,377	19,473
Rowan Cos., Inc.	499,505	17,802
*^Cimarex Energy Co.	375,498	16,150
Range Resources Corp.	592,533	15,607
Helmerich & Payne, Inc.	236,351	14,632
Vintage Petroleum, Inc.	261,743	13,959
Pogo Producing Co.	274,666	13,681
*Plains Exploration & Production Co.	341,276	13,559
^Massey Energy Co.	352,169	13,337
*FMC Technologies Inc.	299,345	12,848
*Cal Dive International, Inc.	338,390	12,145
Western Gas Resources, Inc.	256,721	12,089
*Denbury Resources, Inc.	524,328	11,944
Tidewater Inc.	264,263	11,749
*Forest Oil Corp.	254,423	11,594
Todco Class A	280,124	10,661
Cabot Oil & Gas Corp.	223,970	10,101
*Unit Corp.	179,519	9,879
*Kinder Morgan Management, LLC	210,408	9,565
St. Mary Land & Exploration Co.	258,121	9,501
Frontier Oil Corp.	245,875	9,228
*Maverick Tube Corp.	226,782	9,039
*^Cheniere Energy, Inc.	236,414	8,799
*Quicksilver Resources, Inc.	192,936	8,105
*Houston Exploration Co.	131,898	6,964

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

^OMI Corp.	374,499	6,797
*Superior Energy Services, Inc.	319,777	6,731
*Whiting Petroleum Corp.	166,864	6,674
*Lone Star Technologies, Inc.	125,645	6,491
*Grey Wolf, Inc.	838,058	6,478
Overseas Shipholding Group Inc.	128,457	6,473
Foundation Coal Holdings, Inc.	164,482	6,250
*Encore Acquisition Co.	190,939	6,118
*Oceaneering International, Inc.	122,252	6,086
*Swift Energy Co.	131,208	5,913
*Comstock Resources, Inc.	189,921	5,794
*Universal Compression Holdings, Inc.	139,196	5,724
*Hydrill Co.	90,444	5,662
*Oil States International, Inc.	178,741	5,662
*KCS Energy, Inc.	232,032	5,620
*Veritas DGC Inc.	157,452	5,588
*Hanover Compressor Co.	395,326	5,578
Holly Corp.	92,216	5,429
*SEACOR Holdings Inc.	79,350	5,404
*Stone Energy Corp.	111,127	5,060
*Global Industries Ltd.	444,740	5,048
Penn Virginia Corp.	87,580	5,027
*Atwood Oceanics, Inc.	64,337	5,020
*Bill Barrett Corp.	128,047	4,944
*^KFX, Inc.	279,253	4,778
CARBO Ceramics Inc.	83,165	4,700
Berry Petroleum Class A	81,218	4,646
USEC Inc.	383,042	4,577
*Parker Drilling Co.	420,982	4,559
*TETRA Technologies, Inc.	147,425	4,499
*W-H Energy Services, Inc.	135,876	4,495
World Fuel Services Corp.	119,388	4,026
*ATP Oil & Gas Corp.	108,376	4,011
*Energy Partners, Ltd.	182,645	3,980
*^Delta Petroleum Corp.	180,975	3,940
*Core Laboratories NV	99,180	3,705
*Remington Oil & Gas Corp.	97,990	3,577
*Petrohawk Energy Corp.	270,199	3,572
*NS Group Inc.	82,422	3,446
*Parallel Petroleum Corp.	193,699	3,295
General Maritime Corp.	87,515	3,241
*Atlas America, Inc.	51,480	3,100
*Offshore Logistics, Inc.	102,991	3,007
*Giant Industries, Inc.	57,220	2,973
*Hornbeck Offshore Services, Inc.	89,936	2,941
*Newpark Resources, Inc.	369,177	2,817
Lufkin Industries	54,458	2,716
*Warren Resources Inc.	168,880	2,672
*Gulfmark Offshore, Inc.	87,959	2,605
RPC Inc.	96,219	2,534

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*James River Coal Co.	64,165	2,451
*^Input/Output, Inc.	341,577	2,401
*Gasco Energy Inc.	365,800	2,389
*Alpha Natural Resources, Inc.	123,435	2,371
*Petroleum Development Corp.	66,811	2,227
*Pioneer Drilling Co.	122,785	2,201
*Dril-Quip, Inc.	45,689	2,156
*Brigham Exploration Co.	171,938	2,039
*^McMoRan Exploration Co.	98,991	1,957
*^Enbridge Energy Management LLC	41,954	1,903
*Carrizo Oil & Gas, Inc.	70,566	1,744
*^Matrix Service Co.	161,716	1,591
W&T Offshore, Inc.	52,405	1,541
*FX Energy, Inc.	182,991	1,460
*Rentech, Inc.	381,533	1,454
*^Syntroleum Corp.	160,616	1,450
*The Meridian Resource Corp.	339,463	1,426
*Harvest Natural Resources, Inc.	156,828	1,393
*^Double Eagle Petroleum Co.	65,388	1,334
*^GeoGlobal Resources Inc.	100,897	1,288
*PetroQuest Energy, Inc.	153,537	1,271
*Callon Petroleum Co.	70,544	1,245
Resource America, Inc.	72,926	1,243
*TransMontaigne Inc.	186,627	1,232
*^Transmeridian Exploration Inc.	195,881	1,195
*The Exploration Co. of Delaware, Inc.	176,498	1,140
*Edge Petroleum Corp.	45,451	1,132
*Clayton Williams Energy, Inc.	25,536	1,066
*^CanArgo Energy Corp	828,393	1,052
*Endeavor International Corp.	314,760	1,039
Maritrans Inc.	38,152	993
*Goodrich Petroleum Corp.	39,286	988
*Westmoreland Coal Co.	41,652	954
Crosstex Energy, Inc.	14,690	926
Gulf Island Fabrication, Inc.	37,558	913
*Dawson Geophysical	29,579	912
*GMX Resources Inc.	24,580	885
*^Willbros Group, Inc.	59,430	858
*^Tri-Valley Corp.	93,883	730
*Bois d'Arc Energy, Inc.	45,785	726
*NATCO Group Inc.	34,050	697
*^Toreador Resources Corp.	26,702	563
*Arena Resources, Inc.	20,100	555
MarkWest Hydrocarbon, Inc.	23,450	516
*Vaalco Energy, Inc.	102,568	435
*Credo Pete Corp.	24,079	418
*^Pacific Ethanol, Inc.	38,593	417
*Abraxas Petroleum Corp.	75,582	399
*U.S. Energy Corp.	82,200	360
*Harken Energy Corp.	576,252	328

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Petroleum Helicopters, Inc.	10,315	322
*Infinity, Inc.	41,593	289
*Boots & Coots International Well Control, Inc.	71,150	74
*Penn Octane Corp.	40,749	17

		5,875,619

Financials (21.4%)
Citigroup, Inc.	23,526,346	1,141,734
Bank of America Corp.	18,355,413	847,102
American International Group, Inc.	10,038,373	684,918
JPMorgan Chase & Co.	15,985,604	634,469
Wells Fargo & Co.	7,681,837	482,650
Wachovia Corp.	7,178,366	379,448
Merrill Lynch & Co., Inc.	3,993,269	270,464
American Express Co.	5,083,322	261,588
Morgan Stanley	4,448,910	252,431
U.S. Bancorp	8,317,360	248,606
The Goldman Sachs Group, Inc.	1,799,158	229,770
Fannie Mae	4,404,585	214,988
Freddie Mac	3,133,585	204,780
Washington Mutual, Inc.	4,540,101	197,494
Prudential Financial, Inc.	2,325,670	170,216
MetLife, Inc.	3,442,754	168,695
The Allstate Corp.	2,839,901	153,553
MBNA Corp.	5,438,621	147,659
The St. Paul Travelers, Cos. Inc.	3,074,425	137,335
Lehman Brothers Holdings, Inc.	1,052,929	134,954
The Hartford Financial Services Group Inc.	1,362,891	117,059
Capital One Financial Corp.	1,320,421	114,084
SunTrust Banks, Inc.	1,567,558	114,056
The Bank of New York Co., Inc.	3,508,544	111,747
AFLAC Inc.	2,283,371	105,994
SLM Corp.	1,900,495	104,698
BB&T Corp.	2,488,444	104,291
Progressive Corp. of Ohio	852,598	99,566
National City Corp.	2,901,920	97,417
Countrywide Financial Corp.	2,706,531	92,536
The Chubb Corp.	902,738	88,152
State Street Corp.	1,505,767	83,480
PNC Financial Services Group	1,323,559	81,836
Fifth Third Bancorp	2,152,014	81,174
Golden West Financial Corp.	1,191,181	78,618
ACE Ltd.	1,423,690	76,082
*Berkshire Hathaway Inc. Class A	848	75,150
Simon Property Group, Inc. REIT	971,000	74,408
Charles Schwab Corp.	5,026,104	73,733
Marsh & McLennan Cos., Inc.	2,314,894	73,521
Moody's Corp.	1,164,083	71,498
Regions Financial Corp.	1,991,073	68,015

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Mellon Financial Corp.	1,903,895	65,208
Franklin Resources Corp.	687,161	64,600
KeyCorp	1,863,256	61,357
The Principal Financial Group, Inc.	1,273,171	60,387
Genworth Financial Inc.	1,737,892	60,096
North Fork Bancorp, Inc.	2,178,477	59,603
The Chicago Mercantile Exchange	156,314	57,444
Legg Mason Inc.	475,153	56,871
Equity Office Properties Trust REIT	1,868,204	56,663
Bear Stearns Co., Inc.	486,602	56,217
Loews Corp.	591,624	56,116
XL Capital Ltd. Class A	794,084	53,505
ProLogis REIT	1,109,548	51,838
Equity Residential REIT	1,307,546	51,151
General Growth Properties Inc. REIT	1,029,896	48,395
Vornado Realty Trust REIT	572,678	47,801
CIT Group Inc.	917,967	47,532
Aon Corp.	1,234,844	44,393
Comerica, Inc.	763,211	43,320
AmSouth Bancorp	1,598,094	41,886
Ameriprise Financial, Inc.	1,021,020	41,862
Lincoln National Corp.	787,073	41,738
Northern Trust Corp.	796,653	41,283
Archstone-Smith Trust REIT	963,767	40,372
Marshall & Ilsley Corp.	902,648	38,850
T. Rowe Price Group Inc.	533,516	38,429
Boston Properties, Inc. REIT	508,911	37,726
Ambac Financial Group, Inc.	487,985	37,604
MBIA, Inc.	611,710	36,800
Berkshire Hathaway Inc. Class B	12,261	35,992
Sovereign Bancorp, Inc.	1,650,670	35,687
E*TRADE FINANCIAL Corp.	1,690,452	35,263
Jefferson-Pilot Corp.	615,580	35,045
M & T Bank Corp.	311,952	34,018
Zions Bancorp	448,595	33,896
SAFECO Corp.	571,680	32,300
Cincinnati Financial Corp.	717,853	32,074
Hudson City Bancorp, Inc.	2,591,802	31,413
Ameritrade Holding Corp.	1,293,383	31,041
UnumProvident Corp.	1,362,472	30,996
Synovus Financial Corp.	1,136,553	30,698
Plum Creek Timber Co. Inc. REIT	841,543	30,338
Avalonbay Communities, Inc. REIT	335,772	29,968
Everest Re Group, Ltd.	294,472	29,550
Host Marriott Corp. REIT	1,527,586	28,948
Kimco Realty Corp. REIT	875,778	28,095
MGIC Investment Corp.	424,324	27,929
Fidelity National Financial, Inc.	751,628	27,652
Torchmark Corp.	477,949	26,574
Compass Bancshares Inc.	538,481	26,003

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Public Storage, Inc. REIT	382,518	25,904
Popular, Inc.	1,208,022	25,550
W.R. Berkley Corp.	520,990	24,810
^Commerce Bancorp, Inc.	713,494	24,551
Huntington Bancshares Inc.	1,001,006	23,774
Assurant, Inc.	526,147	22,882
Radian Group, Inc.	389,445	22,818
Developers Diversified Realty Corp. REIT	470,749	22,135
The St. Joe Co.	327,546	22,018
Duke Realty Corp. REIT	656,346	21,922
Mercantile Bankshares Corp.	373,491	21,080
First Horizon National Corp.	543,813	20,904
Old Republic International Corp.	793,855	20,847
White Mountains Insurance Group Inc.	34,556	19,301
AMB Property Corp. REIT	388,467	19,101
Janus Capital Group Inc.	1,018,673	18,978
American Capital Strategies, Ltd.	505,865	18,317
iStar Financial Inc. REIT	513,747	18,315
The Macerich Co. REIT	272,752	18,313
Associated Banc-Corp	562,184	18,299
UnionBanCal Corp.	263,887	18,134
^Allied Capital Corp.	616,424	18,104
^New York Community Bancorp, Inc.	1,094,769	18,086
Leucadia National Corp.	368,984	17,512
*AmeriCredit Corp.	675,850	17,322
The PMI Group Inc.	421,475	17,310
^Liberty Property Trust REIT	401,122	17,188
PartnerRe Ltd.	260,737	17,123
Regency Centers Corp. REIT	289,430	17,062
First American Corp.	369,201	16,725
*CB Richard Ellis Group, Inc.	283,863	16,705
Apartment Investment & Management Co. Class A REIT	435,662	16,499
A.G. Edwards & Sons, Inc.	350,684	16,433
Brown & Brown, Inc.	537,880	16,427
Axis Capital Holdings Ltd.	515,065	16,111
*Conseco, Inc.	690,462	15,998
Health Care Properties Investors REIT	618,166	15,800
Colonial BancGroup, Inc.	634,380	15,111
HCC Insurance Holdings, Inc.	507,498	15,063
TCF Financial Corp.	550,153	14,931
Nuveen Investments, Inc. Class A	347,854	14,826
United Dominion Realty Trust REIT	629,832	14,763
SL Green Realty Corp. REIT	192,336	14,693
Weingarten Realty Investors REIT	388,057	14,672
Federal Realty Investment Trust REIT	241,552	14,650
Federated Investors, Inc.	392,988	14,556
Commerce Bancshares, Inc.	270,292	14,088
Eaton Vance Corp.	512,479	14,021
City National Corp.	191,222	13,852
Camden Property Trust REIT	238,776	13,830

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Rayonier Inc. REIT	346,943	13,826
Arden Realty Group, Inc. REIT	307,301	13,776
RenaissanceRe Holdings Ltd.	310,041	13,676
Independence Community Bank Corp.	344,053	13,669
Ventas, Inc. REIT	424,883	13,605
Reckson Associates Realty Corp. REIT	376,272	13,538
Arthur J. Gallagher & Co.	433,799	13,396
Protective Life Corp.	304,203	13,315
Astoria Financial Corp.	443,938	13,052
*Markel Corp.	40,651	12,888
*Affiliated Managers Group, Inc.	157,304	12,624
StanCorp Financial Group, Inc.	251,880	12,581
Hospitality Properties Trust REIT	313,532	12,573
^Fulton Financial Corp.	713,722	12,562
Pan Pacific Retail Properties, Inc. REIT	185,509	12,409
Mack-Cali Realty Corp. REIT	284,624	12,296
^Thornburg Mortgage, Inc. REIT	469,208	12,293
Bank of Hawaii Corp.	236,520	12,190
Shurgard Storage Centers, Inc. Class A REIT	214,725	12,177
Sky Financial Group, Inc.	437,663	12,176
Nationwide Financial Services, Inc.	264,181	11,624
Valley National Bancorp	481,791	11,611
Cullen/Frost Bankers, Inc.	215,839	11,586
Webster Financial Corp.	245,575	11,517
IndyMac Bancorp, Inc.	291,964	11,392
^Investors Financial Services Corp.	304,555	11,217
SEI Investments Co.	300,253	11,109
CenterPoint Properties Corp. REIT	223,326	11,050
New Plan Excel Realty Trust REIT	474,855	11,007
Forest City Enterprise Class A	289,058	10,964
CBL & Associates Properties, Inc. REIT	275,054	10,867
Mills Corp. REIT	258,694	10,850
Wilmington Trust Corp.	277,811	10,810
BRE Properties Inc. Class A REIT	234,972	10,687
TD Banknorth, Inc.	355,739	10,334
Hanover Insurance Group Inc.	245,048	10,236
Jefferies Group, Inc.	226,078	10,169
AmerUs Group Co.	179,198	10,155
Mercury General Corp.	174,106	10,136
Unitrin, Inc.	224,119	10,097
HRPT Properties Trust REIT	965,670	9,995
Trizec Properties, Inc. REIT	428,229	9,815
Raymond James Financial, Inc.	253,471	9,548
FirstMerit Corp.	361,002	9,354
Essex Property Trust, Inc. REIT	101,407	9,350
Endurance Specialty Holdings Ltd.	257,359	9,226
Washington Federal Inc.	399,704	9,189
*Nasdaq Stock Market Inc.	258,773	9,104
CarrAmerica Realty Corp. REIT	262,524	9,091
Health Care Inc. REIT	266,211	9,025

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

The South Financial Group, Inc.	320,572	8,829
Westcorp, Inc.	132,539	8,828
East West Bancorp, Inc.	241,834	8,825
Crescent Real Estate, Inc. REIT	442,383	8,768
*Philadelphia Consolidated Holding Corp.	90,271	8,728
KKR Financial Corp. REIT	355,820	8,536
Hudson United Bancorp	203,497	8,482
Ohio Casualty Corp.	297,057	8,413
Realty Income Corp. REIT	387,902	8,386
^CapitalSource Inc.	374,390	8,386
Alexandria Real Estate Equities, Inc. REIT	103,525	8,334
Prentiss Properties Trust REIT	203,867	8,293
^New Century REIT, Inc.	228,501	8,242
Kilroy Realty Corp. REIT	132,343	8,192
Taubman Co. REIT	234,675	8,155
Colonial Properties Trust REIT	193,414	8,120
Platinum Underwriters Holdings, Ltd.	260,655	8,099
People's Bank	260,614	8,095
Transatlantic Holdings, Inc.	120,383	8,090
Jones Lang Lasalle Inc.	160,578	8,085
Waddell & Reed Financial, Inc.	381,591	8,002
National Financial Partners Corp.	152,172	7,997
Westamerica Bancorporation	149,424	7,930
First Industrial Realty Trust REIT	205,446	7,910
*Arch Capital Group Ltd.	144,012	7,885
NewAlliance Bancshares, Inc.	524,100	7,620
Whitney Holdings Corp.	275,371	7,589
UCBH Holdings, Inc.	423,895	7,579
*SVB Financial Group	160,217	7,505
American Financial Group, Inc.	195,069	7,473
Cathay General Bancorp	207,421	7,455
BlackRock, Inc.	68,174	7,396
*Covanta Holding Corp.	490,817	7,392
Healthcare Realty Trust Inc. REIT	220,921	7,350
Brandywine Realty Trust REIT	260,749	7,278
BancorpSouth, Inc.	327,521	7,228
First Niagara Financial Group, Inc.	495,032	7,163
Fremont General Corp.	306,702	7,125
^Friedman, Billings, Ramsey Group, Inc. REIT	719,053	7,119
American Financial Realty Trust REIT	592,664	7,112
^Montpelier Re Holdings Ltd.	373,132	7,052
Pacific Capital Bancorp	198,032	7,046
Post Properties, Inc. REIT	176,269	7,042
American Home Mortgage Investment Corp. REIT	213,770	6,962
First Midwest Bancorp, Inc.	198,418	6,957
Erie Indemnity Co. Class A	130,582	6,947
Reinsurance Group of America, Inc.	144,652	6,909
Selective Insurance Group	129,826	6,894
Aspen Insurance Holdings Ltd.	287,073	6,795
Old National Bancorp	311,630	6,744

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Nationwide Health Properties, Inc. REIT	314,379	6,728
*Alleghany Corp.	23,646	6,715
*Investment Technology Group, Inc.	184,420	6,536
*ProAssurance Corp.	134,259	6,530
Downey Financial Corp.	95,292	6,517
Sunstone Hotel Investors, Inc. REIT	239,636	6,367
IPC Holdings Ltd.	230,600	6,314
Pennsylvania REIT	168,631	6,300
Maguire Properties, Inc. REIT	201,620	6,230
^Annaly Mortgage Management Inc. REIT	567,689	6,211
Assured Guaranty Ltd.	244,524	6,208
Commerce Group, Inc.	107,659	6,167
Trustmark Corp.	221,390	6,082
Highwood Properties, Inc. REIT	213,457	6,073
Wintrust Financial Corp.	110,303	6,056
Corporate Office Properties Trust, Inc. REIT	169,442	6,022
LaSalle Hotel Properties REIT	163,070	5,988
Delphi Financial Group, Inc.	129,624	5,964
Greater Bay Bancorp	231,890	5,941
International Bancshares Corp.	202,102	5,934
Washington REIT	194,598	5,906
Zenith National Insurance Corp.	127,921	5,900
Chittenden Corp.	210,668	5,859
United Bankshares, Inc.	164,936	5,812
Home Properties, Inc. REIT	141,731	5,783
Hilb, Rogal and Hamilton Co.	146,808	5,654
The Phoenix Cos., Inc.	411,187	5,609
MAF Bancorp, Inc.	133,507	5,525
Umpqua Holdings Corp.	192,868	5,503
Texas Regional Bancshares, Inc.	193,246	5,469
Park National Corp.	53,270	5,468
Provident Financial Services Inc.	294,469	5,451
BioMed Realty Trust, Inc. REIT	216,919	5,293
UICI	148,246	5,264
Lexington Corporate Properties Trust REIT	239,766	5,107
Susquehanna Bancshares, Inc.	215,214	5,096
Provident Bankshares Corp.	150,186	5,072
Senior Housing Properties Trust REIT	298,304	5,044
^The First Marblehead Corp.	150,346	4,940
LandAmerica Financial Group, Inc.	79,009	4,930
Cousins Properties, Inc. REIT	172,881	4,893
R.L.I. Corp.	97,888	4,882
Max Re Capital Ltd.	184,150	4,782
*Knight Capital Group, Inc. Class A	481,714	4,764
Newcastle Investment Corp. REIT	188,876	4,694
Citizens Banking Corp.	165,913	4,604
Sterling Financial Corp.	183,055	4,573
TrustCo Bank NY	365,889	4,544
Trustreet Properties, Inc. REIT	307,588	4,497
*Argonaut Group, Inc.	136,089	4,460

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Commercial Net Lease Realty REIT	216,742	4,415
Doral Financial Corp.	412,383	4,371
BOK Financial Corp.	95,880	4,356
Central Pacific Financial Co.	120,354	4,323
Scottish Re Group Ltd.	175,710	4,314
U-Store-It Trust REIT	204,724	4,309
*Signature Bank	151,469	4,252
W Holding Co., Inc.	516,078	4,247
First BanCorp Puerto Rico	339,235	4,210
*MeriStar Hospitality Corp. REIT	447,075	4,203
EastGroup Properties, Inc. REIT	92,977	4,199
Redwood Trust, Inc. REIT	101,542	4,190
First Citizens BancShares Class A	23,680	4,130
Glimcher Realty Trust REIT	169,653	4,126
Boston Private Financial Holdings, Inc.	135,614	4,125
Entertainment Properties Trust REIT	101,075	4,119
Inland Real Estate Corp. REIT	277,568	4,105
F.N.B. Corp.	236,195	4,100
FelCor Lodging Trust, Inc. REIT	237,253	4,083
Corus Bankshares Inc.	72,451	4,077
CVB Financial Corp.	200,643	4,075
United Community Banks, Inc.	152,546	4,067
Commercial Capital Bancorp, Inc.	237,360	4,064
Equity Inns, Inc. REIT	298,806	4,049
Republic Bancorp, Inc.	329,375	3,920
Global Signal, Inc. REIT	90,380	3,901
First Commonwealth Financial Corp.	299,583	3,874
Calamos Asset Management, Inc.	122,910	3,866
Student Loan Corp.	18,457	3,862
*Trammell Crow Co.	149,987	3,847
Alabama National BanCorporation	59,394	3,846
Omega Healthcare Investors, Inc. REIT	303,411	3,820
First Republic Bank	102,885	3,808
Hancock Holding Co.	100,698	3,807
Spirit Finance Corp. REIT	334,695	3,799
Equity Lifestyle Properties, Inc. REIT	84,677	3,768
Gold Banc Corp., Inc.	206,163	3,756
Glacier Bancorp, Inc.	124,528	3,742
*First Federal Financial Corp.	68,530	3,736
First Charter Corp.	157,844	3,735
Hanmi Financial Corp.	209,029	3,733
Equity One, Inc. REIT	161,142	3,726
Horace Mann Educators Corp.	194,728	3,692
Mid-America Apartment Communities, Inc. REIT	75,757	3,674
S & T Bancorp, Inc.	99,655	3,669
First Community Bancorp	67,048	3,645
Frontier Financial Corp.	113,656	3,637
Sterling Bancshares, Inc.	234,974	3,628
AMLI Residential Properties Trust REIT	95,256	3,624
UMB Financial Corp.	56,626	3,619

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Brookline Bancorp, Inc.	255,316	3,618
NBT Bancorp, Inc.	166,284	3,590
^Novastar Financial, Inc. REIT	127,615	3,587
PS Business Parks, Inc. REIT	71,953	3,540
Stewart Information Services Corp.	72,509	3,529
PrivateBancorp, Inc.	98,880	3,517
BankUnited Financial Corp.	130,836	3,476
*^International Securities Exchange, Inc.	125,796	3,462
Capitol Federal Financial	104,927	3,456
Heritage Property Investment Trust REIT	103,393	3,453
*Piper Jaffray Cos., Inc.	85,473	3,453
BankAtlantic Bancorp, Inc. Class A	245,891	3,442
Infinity Property & Casualty Corp.	92,226	3,432
^Impac Mortgage Holdings, Inc. REIT	361,582	3,402
Bank Mutual Corp.	320,631	3,399
Harbor Florida Bancshares, Inc.	91,701	3,398
*Accredited Home Lenders Holding Co.	67,504	3,347
Tanger Factory Outlet Centers, Inc. REIT	116,305	3,343
MB Financial, Inc.	94,163	3,333
Extra Space Storage Inc. REIT	215,069	3,312
MCG Capital Corp.	225,898	3,296
Town & Country Trust REIT	97,203	3,286
Financial Federal Corp.	73,331	3,260
*Nelnet, Inc.	79,736	3,244
Mid-State Bancshares	119,714	3,202
National Health Investors REIT	121,760	3,161
Unizan Financial Corp.	118,880	3,157
RAIT Investment Trust REIT	121,624	3,152
Sovran Self Storage, Inc. REIT	67,035	3,149
Fidelity Bankshares, Inc.	95,095	3,110
Fidelity National Title Group, Inc. Class A	127,683	3,109
Chemical Financial Corp.	97,343	3,092
National Penn Bancshares Inc.	159,422	3,037
PFF Bancorp, Inc.	98,085	2,994
Advanta Corp. Class A	98,881	2,979
Amcore Financial, Inc.	97,730	2,972
Strategic Hotel Capital, Inc. REIT	143,996	2,963
Cash America International Inc.	125,946	2,921
*WFS Financial, Inc.	38,136	2,904
Community Bank System, Inc.	127,628	2,878
City Holding Co.	79,362	2,853
Capitol Bancorp Ltd.	74,961	2,807
American Equity Investment Life Holding Co.	214,298	2,797
KNBT Bancorp Inc.	171,006	2,786
Anthracite Capital Inc. REIT	262,950	2,769
Harleysville National Corp.	143,643	2,744
Westbanco Inc.	89,902	2,734
Independent Bank Corp. (MI)	100,301	2,731
GMH Communities Trust REIT	174,178	2,702
Glenborough Realty Trust, Inc. REIT	148,908	2,695

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Franklin Street Properties Corp. REIT	128,529	2,693
United Fire & Casualty Co.	66,472	2,687
Anchor Bancorp Wisconsin Inc.	85,860	2,605
Greenhill & Co., Inc.	46,315	2,601
Irwin Financial Corp.	120,367	2,578
*^LaBranche & Co. Inc.	253,710	2,565
Saxon Inc. REIT	225,399	2,554
*CompuCredit Corp.	65,473	2,519
Innkeepers USA Trust REIT	157,297	2,517
First Financial Bancorp	142,905	2,504
*Navigators Group, Inc.	57,365	2,502
*USI Holdings Corp.	181,579	2,500
Alfa Corp.	154,606	2,489
Highland Hospitality Corp. REIT	223,468	2,469
First Financial Bankshares, Inc.	70,105	2,458
*Franklin Bank Corp.	136,095	2,448
Community Banks, Inc.	86,886	2,433
Partners Trust Financial Group, Inc.	198,504	2,392
Flagstar Bancorp, Inc.	164,387	2,367
Sun Communities, Inc. REIT	73,953	2,322
Old Second Bancorp, Inc.	75,028	2,294
Sandy Spring Bancorp, Inc.	65,161	2,273
*^Ocwen Financial Corp.	258,981	2,253
*Universal American Financial Corp.	148,836	2,244
Prosperity Bancshares, Inc.	78,084	2,244
^Bank of the Ozarks, Inc.	60,222	2,222
Parkway Properties Inc. REIT	55,340	2,221
Getty Realty Holding Corp. REIT	84,477	2,221
Acadia Realty Trust REIT	109,505	2,196
Integra Bank Corp.	101,036	2,156
^PXRE Group Ltd.	165,994	2,151
Advance America Cash Advance Centers Inc.	173,345	2,149
Banner Corp.	68,472	2,136
First Indiana Corp.	61,814	2,125
Fieldstone Investment Corp. REIT	178,430	2,116
Suffolk Bancorp	62,287	2,103
Aames Investment Corp. REIT	319,235	2,062
optionsXpress Holdings Inc.	83,879	2,059
*World Acceptance Corp.	71,772	2,046
State Auto Financial Corp.	55,909	2,038
Consolidated-Tomoka Land Co.	28,439	2,016
*Ace Cash Express, Inc.	85,900	2,006
Cedar Shopping Centers, Inc. REIT	140,969	1,983
Wilshire Bancorp Inc.	114,901	1,975
LTC Properties, Inc. REIT	93,537	1,967
National Western Life Insurance Co. Class A	9,426	1,950
U.S.B. Holding Co., Inc.	89,560	1,940
*Tradestation Group Inc.	155,959	1,931
Oriental Financial Group Inc.	155,888	1,927
Digital Realty Trust, Inc.	84,920	1,922

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Dime Community Bancshares	131,535	1,922
Ramco-Gershenson Properties Trust REIT	72,022	1,919
Affordable Residential Communities REIT	201,345	1,919
Capital Corp. of the West	59,055	1,916
Northwest Bancorp, Inc.	90,088	1,915
*Central Coast Bancorp	77,295	1,912
*Tejon Ranch Co.	47,814	1,909
Sterling Financial Corp. (PA)	96,137	1,904
Ashford Hospitality Trust REIT	181,410	1,903
First Merchants Corp.	73,093	1,900
*CNA Surety Corp.	130,112	1,896
First Financial Corp. (IN)	70,073	1,892
Harleysville Group, Inc.	71,074	1,883
First Potomac REIT	70,601	1,878
Capital Lease Funding, Inc. REIT	177,863	1,873
Main Street Banks, Inc.	68,700	1,871
Cardinal Financial Corp.	169,646	1,866
*Asset Acceptance Capital Corp.	82,966	1,863
*Virginia Commerce Bancorp, Inc.	63,804	1,856
DiamondRock Hospitality Co. REIT	154,764	1,851
*Triad Guaranty, Inc.	41,666	1,833
Columbia Banking System, Inc.	64,195	1,833
*Texas Capital Bancshares, Inc.	81,566	1,828
FBL Financial Group, Inc. Class A	55,300	1,814
Arbor Realty Trust, Inc. REIT	69,676	1,806
West Coast Bancorp	67,848	1,795
Midland Co.	49,776	1,794
*AmericanWest Bancorporation	75,794	1,791
Bristol West Holdings, Inc.	93,975	1,788
Cascade Bancorp	77,570	1,785
Safety Insurance Group, Inc.	44,105	1,781
21st Century Insurance Group	109,735	1,776
MortgageIT Holdings Inc. REIT	129,001	1,762
Sterling Bancorp	88,993	1,756
Presidential Life Corp.	90,901	1,731
Independent Bank Corp. (MA)	59,749	1,705
^Vineyard National Bancorp Co.	55,210	1,703
IBERIABANK Corp.	33,172	1,692
First Financial Holdings, Inc.	55,041	1,691
Community Trust Bancorp Inc.	54,889	1,688
*Heritage Commerce Corp.	78,405	1,686
*Sun Bancorp, Inc. (NJ)	84,513	1,669
Investors Real Estate Trust REIT	180,324	1,664
Capital City Bank Group, Inc.	48,337	1,657
*First Cash Financial Services, Inc.	56,742	1,655
W.P. Stewart & Co., Ltd.	70,022	1,650
Gramercy Capital Corp. REIT	71,918	1,638
First Bancorp (NC)	81,252	1,638
Saul Centers, Inc. REIT	45,287	1,635
*American Physicians Capital, Inc.	35,037	1,604

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

First Source Corp.	63,715	1,602
TriCo Bancshares	68,387	1,600
*Boykin Lodging Co. REIT	130,662	1,597
Capital Trust Class A REIT	54,338	1,591
Government Properties Trust, Inc. REIT	169,812	1,584
R & G Financial Corp. Class B	119,431	1,576
MFA Mortgage Investments, Inc. REIT	275,598	1,571
^ASTA Funding, Inc.	57,432	1,570
*Tarragon Realty Investors Inc. REIT	75,899	1,565
*Pinnacle Financial Partners, Inc.	62,067	1,550
Simmons First National Corp.	55,865	1,547
*Banc Corp.	133,876	1,528
Union Bankshares Corp.	35,198	1,517
Center Financial Corp.	59,978	1,509
Provident New York Bancorp, Inc.	135,976	1,497
*FPIC Insurance Group, Inc.	42,991	1,492
^Odyssey Re Holdings Corp.	59,406	1,490
Universal Health Realty Income REIT	47,394	1,485
Winston Hotels, Inc. REIT	149,296	1,478
Deerfield Triarc Capital Corp. REIT	107,790	1,477
Placer Sierra Bancshares	53,168	1,473
WSFS Financial Corp.	24,048	1,473
*eSPEED, Inc. Class A	189,990	1,465
NetBank, Inc.	203,520	1,461
First Busey Corp.	69,560	1,453
Midwest Banc Holdings, Inc.	65,124	1,449
^Lakeland Bancorp, Inc.	98,347	1,446
Washington Trust Bancorp, Inc.	55,125	1,443
First State Bancorporation	59,968	1,439
Tompkins Trustco, Inc.	31,895	1,429
TierOne Corp.	48,560	1,428
Peoples Bancorp, Inc.	49,519	1,413
HomeBanc Corp. REIT	188,134	1,407
*Quanta Capital Holdings Ltd.	275,571	1,405
First Place Financial Corp.	57,973	1,394
Yardville National Bancorp	40,013	1,386
Bedford Property Investors, Inc. REIT	63,043	1,383
SWS Group, Inc.	66,017	1,382
S.Y. Bancorp, Inc.	55,018	1,377
Luminent Mortgage Capital, Inc. REIT	181,187	1,361
*Stifel Financial Corp.	36,074	1,356
Nara Bancorp, Inc.	76,236	1,355
LSB Bancshares, Inc.	76,587	1,355
Interchange Financial Services Corp.	77,553	1,338
Anworth Mortgage Asset Corp. REIT	182,903	1,335
*Western Sierra Bancorp	35,623	1,296
Ameris Bancorp	64,346	1,277
Renasant Corp.	39,966	1,264
Summit Bancshares, Inc.	70,107	1,261
Seacoast Banking Corp. of Florida	54,806	1,258

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Correctional Properties Trust	46,722	1,255
*Community Bancorp	39,364	1,244
Macatawa Bank Corp.	34,153	1,242
United Community Financial Corp.	105,185	1,242
*Pacific Mercantile Bancorp	71,205	1,237
*Criimi Mae, Inc. REIT	62,365	1,235
Gamco Investors Inc. Class A	28,332	1,233
ECC Capital Corp.	545,165	1,232
*Capital Crossing Bank	36,802	1,229
*ITLA Capital Corp.	25,074	1,225
Arrow Financial Corp.	46,672	1,220
Pennfed Financial Services, Inc.	65,773	1,212
North Valley Bancorp	67,721	1,207
Omega Financial Corp.	43,208	1,204
American Campus Communities, Inc. REIT	48,500	1,203
Univest Corp. of Pennsylvania	49,217	1,194
Columbia Bancorp	28,870	1,191
Clifton Savings Bancorp, Inc.	117,922	1,186
*Republic First Bancorp, Inc.	89,942	1,183
Mercantile Bank Corp.	30,448	1,172
Kite Realty Group Trust REIT	74,977	1,160
Rainier Pacific Financial Group Inc.	72,016	1,153
Southwest Bancorp, Inc.	57,500	1,150
*First Mariner Bancorp, Inc.	65,391	1,144
Great Southern Bancorp, Inc.	41,216	1,138
German American Bancorp	85,085	1,120
*PMA Capital Corp. Class A	121,541	1,110
CFS Bancorp, Inc.	77,075	1,102
Education Realty Trust, Inc.	84,731	1,092
First of Long Island Corp.	25,783	1,090
Flushing Financial Corp.	69,860	1,088
Eastern Virginia Bankshares, Inc.	50,320	1,072
*Encore Capital Group, Inc.	61,763	1,072
*GFI Group Inc.	22,470	1,066
Southside Bancshares, Inc.	52,654	1,064
*BFC Financial Corp.	192,291	1,061
*EZCORP, Inc.	68,994	1,054
^Smithtown Bancorp, Inc.	35,917	1,053
Financial Institutions, Inc.	52,782	1,036
Newmil Bancorp, Inc.	33,912	1,035
Bank of Granite Corp.	55,776	1,034
BancTrust Financial Group, Inc.	51,174	1,029
Republic Bancorp, Inc. Class A	47,472	1,018
Security Bank Corp.	42,877	999
Berkshire Hills Bancorp, Inc.	29,540	990
West Bancorporation	52,865	989
Tower Group, Inc.	44,523	979
*^First Acceptance Corp.	94,033	968
*Bay View Capital Corp.	53,504	952
*The Bancorp Inc.	56,018	952

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Commercial Bankshares, Inc.	26,623	942
^CoBiz Inc.	51,557	940
Horizon Financial Corp.	42,652	932
*United America Indemnity, Ltd.	50,702	931
Willow Grove Bancorp, Inc.	61,336	928
*Aether Holdings, Inc.	278,353	924
BancFirst Corp.	11,680	923
^Capital Bank Corp.	58,724	901
Mainsource Financial Group, Inc.	50,332	898
Sanders Morris Harris Group Inc.	54,642	896
Direct General Corp.	52,915	894
*^Harris & Harris Group, Inc.	64,318	894
Sizeler Property Investors, Inc. REIT	69,485	893
Lakeland Financial Corp.	22,036	890
HMN Financial, Inc.	30,063	887
Royal Bancshares of Pennsylvania, Inc.	38,207	885
New York Mortgage Trust, Inc. REIT	133,400	883
CityBank Lynnwood (WA)	24,763	881
Sound Federal Bancorp Inc.	45,958	878
Foothill Independent Bancorp	34,902	877
OceanFirst Financial Corp.	38,325	872
Hersha Hospitality Trust REIT	96,495	869
Comm Bancorp, Inc.	20,483	865
Virginia Financial Group, Inc.	23,997	865
Charter Financial Corp.	23,980	856
Federal Agricultural Mortgage Corp. Class A	38,986	856
Peapack Gladstone Financial Corp.	30,631	855
*^Citizens, Inc.	153,770	838
First Oak Brook Bancshares, Inc.	29,951	837
Bryn Mawr Bank Corp.	38,691	836
Provident Financial Holdings, Inc.	31,756	835
Donegal Group Inc.	35,560	826
Merchants Bancshares, Inc.	34,144	821
Coastal Financial Corp.	63,152	812
Farmers Capital Bank Corp.	26,300	808
FNB Corp. (VA)	26,269	806
^First South Bancorp, Inc.	22,696	802
Heritage Financial Corp.	32,599	796
Bimini Mortgage Management, Inc.	87,500	792
TF Financial Corp.	27,791	791
*Western Alliance Bancorp	26,461	790
LSB Corp.	45,320	786
Camden National Corp.	23,755	781
Citizens 1st Bancorp, Inc.	32,964	777
Team Financial, Inc.	53,623	769
MBT Financial Corp.	47,494	769
Monmouth Real Estate Investment Corp. REIT	95,801	768
*Collegiate Funding Services, Inc.	38,787	766
Beverly Hills Bancorp Inc.	73,231	759
Greater Delaware Valley Savings Bank	28,541	753

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Baldwin & Lyons, Inc. Class B	30,990	753
*Rewards Network Inc.	117,561	752
*Meadowbrook Insurance Group, Inc.	128,800	752
BNP Residential Properties, Inc. REIT	46,911	751
*Primus Guaranty, Ltd.	56,903	743
TIB Financial Corp.	23,889	739
Clark, Inc.	55,639	737
Mission West Properties Inc. REIT	75,366	734
BWC Financial Corp.	20,600	728
Citizens South Banking Corp.	60,773	724
Medallion Financial Corp.	64,157	722
Urstadt Biddle Properties Class A REIT	44,517	722
*AmeriVest Properties, Inc. REIT	168,911	704
*BankFinancial Corp.	47,930	704
NYMAGIC, Inc.	28,232	700
*United PanAm Financial Corp.	26,686	690
Associated Estates Realty Corp. REIT	76,057	688
Columbia Equity Trust Inc.	42,500	686
Community Bancorp Inc.	19,325	686
United Mobile Homes, Inc. REIT	43,173	682
One Liberty Properties, Inc. REIT	36,910	680
Taylor Capital Group, Inc.	16,800	679
Shore Bancshares, Inc.	20,896	663
First Federal Bancshares of Arkansas, Inc.	27,138	659
Habersham Bancorp	29,279	658
*Marlin Business Services Inc.	27,360	654
*First Regional Bancorp	9,649	652
Flag Financial Corp.	38,445	648
America First Apartment Investors, Inc. REIT	46,016	647
Capital Title Group, Inc.	115,768	640
Massbank Corp.	19,344	637
First Community Bancshares, Inc.	20,407	636
*Ampal-American Israel Corp.	160,611	633
American Land Lease, Inc. REIT	26,606	630
^BKF Capital Group, Inc.	32,513	616
Windrose Medical Properties Trust REIT	41,450	616
Bancorp Rhode Island Inc.	18,400	613
Codorus Valley Bancorp, Inc.	31,611	612
First Keystone Financial, Inc.	30,844	602
Rome Bancorp, Inc.	55,082	597
Urstadt Biddle Properties REIT	37,652	592
Parkvale Financial Corp.	20,858	588
Oak Hill Financial, Inc.	17,589	584
State Bancorp, Inc.	34,488	577
Heartland Financial USA, Inc.	26,585	577
*Ceres Group, Inc.	110,572	572
*Stratus Properties Inc.	24,710	568
Capital Southwest Corp.	6,200	561
^Pulaski Financial Corp.	31,107	559
American Mortgage Acceptance Co. REIT	38,290	559

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

First M&F Corp.	16,239	552
Greene County Bancshares	20,158	552
Abington Community Bankcorp, Inc.	42,400	550
^Ames National Corp.	21,244	546
EMC Insurance Group, Inc.	26,888	536
First Defiance Financial Corp.	19,697	534
Winthrop Realty Trust Inc. REIT	91,864	522
NorthStar Realty Finance Corp. REIT	50,858	518
Greater Community Bancorp	33,304	507
FNB Financial Services Corp.	30,673	503
National Health Realty Inc. REIT	26,888	499
GB&T Bancshares, Inc.	23,117	495
Independence Holding Co.	24,725	483
First United Corp.	22,584	479
American National Bankshares Inc.	20,218	475
BRT Realty Trust REIT	19,885	474
ESB Financial Corp.	42,244	474
Home Federal Bancorp	18,842	471
^LNB Bancorp, Inc.	25,850	464
MutualFirst Financial Inc.	21,059	464
Synergy Financial Group, Inc.	36,974	464
Camco Financial Corp.	32,487	463
*The Enstar Group, Inc.	6,976	462
Exchange National Bancshares, Inc.	15,521	458
^Center Bancorp, Inc.	41,325	453
^Capstead Mortgage Corp. REIT	76,319	443
First Pactrust Bancorp	15,855	431
Westfield Financial, Inc.	17,789	427
Century Bancorp, Inc. Class A	14,407	422
*Consumer Portfolio Services, Inc.	73,194	421
Agree Realty Corp. REIT	14,464	418
Sunset Financial Resources, Inc.	49,021	416
Jefferson Bancshares, Inc.	30,193	412
SCBT Financial Corp.	12,234	409
Unity Bancorp, Inc.	28,925	405
^FNB Corp. (NC)	20,575	390
Cavalry Bancorp, Inc.	15,835	377
*Newtek Business Services, Inc.	195,432	377
Commercial National Financial Corp.	19,800	373
Horizon Bancorp Indiana	13,935	367
Kearny Financial Corp.	29,880	365
*United Capital Corp.	14,620	361
Middleburg Financial Corp.	11,700	360
Investors Capital Holdings, Ltd.	118,395	359
Gladstone Commercial Corp. REIT	21,215	350
Citizens & Northern Corp.	13,494	346
Investors Title Co.	8,181	345
*MarketAxess Holdings, Inc.	30,192	345
*Vesta Insurance Group, Inc.	330,508	331
Pamrapo Bancorp, Inc.	15,272	329

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Ameriserv Financial Inc.	70,252	304
Donegal Group Inc.	13,869	295
First Fed Bankshares Inc	15,000	292
Leesport Financial Corp.	12,142	291
Ameriana Bancorp	22,307	289
Wainwright Bank & Trust Co.	26,428	266
Wayne Savings Bancshares, Inc.	17,451	265
*American Independence Corp.	22,425	258
*Horizon Group Properties, Inc. REIT	48,293	257
Federal Agricultural Mortgage Corp. Class C	8,563	256
Crawford & Co. Class B	43,870	253
*SCPIE Holdings Inc.	12,000	250
Crescent Banking Co.	6,698	240
Preferred Bank, Los Angeles	5,377	239
HopFed Bancorp, Inc.	15,080	239
Brooke Corp.	16,908	237
Cheviot Financial Corp.	19,500	228
*Northern Empire Bancshares	9,459	224
*PremierWest Bancorp	15,913	223
Delta Financial Corp.	26,100	219
Hingham Institution Svgs	5,500	212
Atlantic Realty Trust Inc.	9,400	211
K-Fed Bancorp	17,211	207
Northern States Financial Corp.	10,458	198
Abigail Adams National Bancorp., Inc.	13,598	190
Norwood Financial Corp	5,801	187
NBC Capital Corp.	7,600	181
ProCentury Corp.	16,768	180
Hanover Capital Mortgage Holdings, Inc. REIT	26,785	179
*KMG America Corp.	19,310	177
ECB Bancorp, Inc.	6,300	173
Origen Financial, Inc. REIT	24,178	172
Wellsford Real Properties Inc.	28,274	170
United Financial Corp.	8,131	169
United Security Bancshares, Inc.	6,200	166
Cohen & Steers, Inc.	8,817	164
Vail Banks Inc	10,907	164
*MCF Corp.	153,673	161
California National Bancorp	12,207	159
First Albany Cos. Inc.	22,600	157
Penns Woods Bancorp, Inc.	3,960	154
National Bankshares, Inc.	3,198	150
*Transcontinental Realty Investors, Inc. REIT	8,900	148
Atlantic Coast Federal Corp.	10,473	147
Meta Financial Group, Inc.	7,210	146
Southern Community Financial Corp.	16,191	146
Colony Bankcorp, Inc.	5,809	145
BCSB Bankcorp, Inc.	10,082	130
The Washington Savings Bank	14,900	130
*Financial Industries Corp.	15,049	125

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Merchants Group, Inc.	4,000	121
Thomas Properties Group, Inc.	9,079	114
First Federal Bancshares	4,300	80
Columbia Bancorp (OR)	3,310	73
PMC Commercial Trust REIT	5,400	66
Firstbank Corp.	2,643	61
*Pennsylvania Commerce Bancorp, Inc.	1,737	55
*American Realty Investors, Inc.	6,870	55
*Credit Acceptance Corp.	3,311	54
First National Lincoln Corp.	2,600	46
Yadkin Valley Bank and Trust Co.	2,000	29
Burnham Pacific Properties, Inc. REIT	102,335	17

		13,983,605

Health Care (13.0%)
Johnson & Johnson	13,535,639	813,492
Pfizer Inc.	33,539,696	782,146
*Amgen, Inc.	5,613,016	442,642
UnitedHealth Group Inc.	6,188,530	384,555
Merck & Co., Inc.	9,992,059	317,847
Medtronic, Inc.	5,511,611	317,303
Wyeth	6,103,991	281,211
Abbott Laboratories	7,073,589	278,912
Eli Lilly & Co.	4,644,811	262,850
*WellPoint Inc.	2,995,373	239,001
Bristol-Myers Squibb Co.	8,900,672	204,537
*Genentech, Inc.	2,178,120	201,476
Schering-Plough Corp.	6,718,450	140,080
Cardinal Health, Inc.	1,948,987	133,993
Aetna Inc.	1,319,586	124,450
*Gilead Sciences, Inc.	2,074,959	109,205
Baxter International, Inc.	2,833,563	106,684
*Caremark Rx, Inc.	2,021,214	104,679
Guidant Corp.	1,502,306	97,274
HCA Inc.	1,742,268	87,985
*St. Jude Medical, Inc.	1,659,210	83,292
*Genzyme Corp.	1,168,419	82,701
*Medco Health Solutions, Inc.	1,385,222	77,295
*Zimmer Holdings, Inc.	1,125,551	75,907
*Biogen Idec Inc.	1,540,314	69,822
McKesson Corp.	1,332,175	68,727
*Boston Scientific Corp.	2,800,228	68,578
Becton, Dickinson & Co.	1,137,465	68,339
CIGNA Corp.	585,160	65,362
Allergan, Inc.	595,439	64,284
*Forest Laboratories, Inc.	1,547,396	62,948
Stryker Corp.	1,194,074	53,053
*Celgene Corp.	764,017	49,508
*Express Scripts Inc.	575,178	48,200

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Coventry Health Care Inc.	737,517	42,009
Quest Diagnostics, Inc.	786,657	40,497
Biomet, Inc.	1,081,274	39,542
*MedImmune Inc.	1,123,127	39,332
AmerisourceBergen Corp.	945,618	39,149
*Humana Inc.	704,235	38,261
*Fisher Scientific International Inc.	555,066	34,336
*Laboratory Corp. of America Holdings	615,434	33,141
C.R. Bard, Inc.	481,684	31,753
Omnicare, Inc.	547,067	31,303
*Varian Medical Systems, Inc.	598,227	30,115
*Hospira, Inc.	693,271	29,658
*^IVAX Corp.	921,504	28,871
*Health Net Inc.	518,740	26,741
*Barr Pharmaceuticals Inc.	425,187	26,485
IMS Health, Inc.	1,029,258	25,649
*Sepracor Inc.	479,992	24,768
Health Management Associates Class A	1,126,926	24,747
Applera Corp.-Applied Biosystems Group	900,016	23,904
*Chiron Corp.	535,158	23,793
*DaVita, Inc.	460,411	23,315
*Thermo Electron Corp.	740,550	22,313
Mylan Laboratories, Inc.	999,542	19,951
*Waters Corp.	526,040	19,884
*Lincare Holdings, Inc.	452,788	18,976
*King Pharmaceuticals, Inc.	1,107,354	18,736
DENTSPLY International Inc.	344,209	18,481
*Intuitive Surgical, Inc.	151,724	17,793
*Henry Schein, Inc.	397,036	17,327
*Cephalon, Inc.	264,497	17,124
*^Amylin Pharmaceuticals, Inc.	425,532	16,987
Bausch & Lomb, Inc.	244,704	16,615
*Tenet Healthcare Corp.	2,143,094	16,416
*Invitrogen Corp.	243,420	16,222
Beckman Coulter, Inc.	284,049	16,162
*Patterson Cos	473,326	15,809
*Community Health Systems, Inc.	410,825	15,751
*Millipore Corp.	236,584	15,624
*Triad Hospitals, Inc.	393,730	15,446
Manor Care, Inc.	382,916	15,229
Dade Behring Holdings Inc.	365,582	14,949
*Renal Care Group, Inc.	311,810	14,752
Pharmaceutical Product Development, Inc.	236,941	14,678
*Watson Pharmaceuticals, Inc.	451,121	14,666
*Inamed Corp.	166,262	14,578
*Cytyc Corp.	514,389	14,521
*Affymetrix, Inc.	293,452	14,012
*Covance, Inc.	286,770	13,923
*Endo Pharmaceuticals Holdings, Inc.	454,619	13,757
*Millennium Pharmaceuticals, Inc.	1,414,318	13,719

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

PerkinElmer, Inc.	566,033	13,336
*Charles River Laboratories, Inc.	313,459	13,281
*Protein Design Labs, Inc.	445,787	12,669
*ResMed Inc.	328,226	12,574
Hillenbrand Industries, Inc.	253,337	12,517
*^Cerner Corp.	137,148	12,468
*Advanced Medical Optics, Inc.	298,239	12,466
*Vertex Pharmaceuticals, Inc.	436,430	12,076
*Respironics, Inc.	323,683	11,999
*Gen-Probe Inc.	233,043	11,370
*Edwards Lifesciences Corp.	272,503	11,339
Universal Health Services Class B	237,779	11,114
*IDEXX Laboratories Corp.	149,932	10,792
*^Emdeon Corp.	1,273,716	10,776
*Neurocrine Biosciences, Inc.	168,494	10,570
*ImClone Systems, Inc.	306,098	10,481
*VCA Antech, Inc.	359,754	10,145
Cooper Cos., Inc.	192,021	9,851
*Pediatrix Medical Group, Inc.	108,327	9,595
*Techne Corp.	168,191	9,444
*Sierra Health Services, Inc.	117,275	9,377
*LifePoint Hospitals, Inc.	234,777	8,804
Mentor Corp.	177,469	8,178
Medicis Pharmaceutical Corp.	250,323	8,023
*Abgenix, Inc.	368,306	7,922
*Alkermes, Inc.	413,275	7,902
STERIS Corp.	312,239	7,812
*Hologic, Inc.	204,336	7,748
Valeant Pharmaceuticals International	428,043	7,739
*ICOS Corp.	278,007	7,681
*Kinetic Concepts, Inc.	190,881	7,589
*Sybron Dental Specialties, Inc.	186,394	7,420
*OSI Pharmaceuticals, Inc.	261,135	7,322
*United Therapeutics Corp.	99,857	6,902
*Medarex, Inc.	481,306	6,666
*American Healthways Inc.	147,261	6,664
*Psychiatric Solutions, Inc.	112,730	6,622
*United Surgical Partners International, Inc.	203,070	6,529
*Nektar Therapeutics	395,996	6,518
*Ventana Medical Systems, Inc.	146,945	6,223
*MGI Pharma, Inc.	352,892	6,056
Chemed Corp.	119,209	5,922
*Beverly Enterprises, Inc.	505,957	5,905
*Varian, Inc.	147,571	5,872
*Haemonetics Corp.	120,080	5,867
*Sunrise Senior Living, Inc.	168,427	5,678
*Andrx Group	336,080	5,535
*Apria Healthcare Group Inc.	229,345	5,530
Alpharma, Inc. Class A	190,337	5,427
Perrigo Co.	363,554	5,421

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*ViroPharma Inc.	292,053	5,418
*Onyx Pharmaceuticals, Inc.	187,820	5,402
*Kyphon Inc.	130,132	5,313
*Cubist Pharmaceuticals, Inc.	248,827	5,288
*Magellan Health Services, Inc.	167,950	5,282
*WellCare Health Plans Inc.	128,626	5,254
*American Medical Systems Holdings, Inc.	291,215	5,192
Owens & Minor, Inc. Holding Co.	187,179	5,153
*Immucor Inc.	219,375	5,125
*Centene Corp.	194,909	5,124
*CV Therapeutics, Inc.	203,782	5,040
*Par Pharmaceutical Cos. Inc.	158,521	4,968
*Bio-Rad Laboratories, Inc. Class A	75,100	4,915
Diagnostic Products Corp.	99,623	4,837
*Kos Pharmaceuticals, Inc.	93,110	4,817
*Telik, Inc.	275,115	4,674
*Dionex Corp.	93,067	4,568
*Human Genome Sciences, Inc.	530,250	4,539
*IDX Systems Corp.	102,438	4,499
*Kindred Healthcare, Inc.	173,672	4,474
*AMERIGROUP Corp.	228,951	4,455
*Thoratec Corp.	212,982	4,407
*^AtheroGenics, Inc.	209,710	4,196
*PSS World Medical, Inc.	281,083	4,171
*The Medicines Co.	237,570	4,146
Invacare Corp.	131,574	4,143
LCA-Vision Inc.	86,992	4,133
*ArthroCare Corp.	95,304	4,016
*Biosite Inc.	69,157	3,893
*American Retirement Corp.	152,838	3,841
*Intermagnetics General Corp.	120,334	3,839
*The TriZetto Group, Inc.	225,925	3,838
*^Cyberonics, Inc.	118,746	3,835
*Salix Pharmaceuticals, Ltd.	215,517	3,789
*Per-Se Technologies, Inc.	159,097	3,717
*Applera Corp.-Celera Genomics Group	333,178	3,652
*LifeCell Corp.	188,170	3,588
*^American Pharmaceuticals Partners, Inc.	92,270	3,579
*Myriad Genetics, Inc.	171,331	3,564
*BioMarin Pharmaceutical Inc.	330,491	3,563
*Eclipsys Corp.	186,874	3,538
PolyMedica Corp.	105,321	3,525
*^Martek Biosciences Corp.	142,814	3,515
*^Merge Technologies, Inc.	139,263	3,487
*Regeneron Pharmaceuticals, Inc.	218,521	3,485
*K-V Pharmaceutical Co. Class A	163,575	3,370
*eResearch Technology, Inc.	222,233	3,356
*Viasys Healthcare Inc.	130,161	3,345
*Ventiv Health, Inc.	139,162	3,287
*Exelixis, Inc.	344,596	3,246

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

West Pharmaceutical Services, Inc.	128,417	3,214
*Wright Medical Group, Inc.	156,506	3,193
*Myogen, Inc.	103,231	3,113
*AmSurg Corp.	135,920	3,107
*CONMED Corp.	130,956	3,098
*NDCHealth Corp.	156,871	3,017
*Matria Healthcare, Inc.	75,907	2,942
*Odyssey Healthcare, Inc.	152,043	2,834
*Digene Corp.	95,068	2,773
*^SurModics, Inc.	74,548	2,758
*Integra LifeSciences Holdings	76,970	2,729
*Adolor Corp.	186,877	2,728
*Serologicals Corp.	137,876	2,722
*Alexion Pharmaceuticals, Inc.	133,639	2,706
*^Geron Corp.	303,632	2,614
*Amedisys Inc.	61,483	2,597
*Dendrite International, Inc.	175,386	2,527
*DJ Orthopedics Inc.	91,148	2,514
Arrow International, Inc.	86,168	2,498
*Genesis Healthcare Corp.	67,386	2,461
Analogic Corp.	51,131	2,447
*^Allscripts Healthcare Solutions, Inc.	182,092	2,440
*NPS Pharmaceuticals Inc.	206,058	2,440
*Greatbatch, Inc.	93,307	2,427
*Zymogenetics, Inc.	142,525	2,424
*AMN Healthcare Services, Inc.	122,494	2,423
*Cross Country Healthcare, Inc.	133,031	2,365
*HealthExtras, Inc.	94,147	2,363
*Palomar Medical Technologies, Inc.	67,356	2,360
*Aspect Medical Systems, Inc.	68,353	2,348
*^Laserscope	104,206	2,340
*First Horizon Pharmaceutical Corp.	134,965	2,328
*Molecular Devices Corp.	77,797	2,251
*PAREXEL International Corp.	110,462	2,238
*SonoSite, Inc.	63,268	2,215
*Connetics Corp.	152,589	2,205
*Keryx Biopharmaceuticals, Inc.	149,846	2,194
*Radiation Therapy Services, Inc.	59,941	2,117
*Conceptus, Inc.	166,851	2,106
*Indevus Pharmaceuticals, Inc.	384,751	2,074
*Quidel Corp.	191,858	2,064
Cambrex Corp.	108,651	2,039
*ICU Medical, Inc.	51,949	2,037
*^InterMune Inc.	120,542	2,025
*Inverness Medical Innovations, Inc.	84,471	2,003
*Encysive Pharmaceuticals, Inc.	252,808	1,995
*Dendreon Corp.	365,003	1,978
*Spectranetics Corp.	174,104	1,959
*Tanox, Inc.	118,297	1,937
*Panacos Pharmaceuticals Inc.	278,918	1,933

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Orthofix International NV	48,248	1,925
*Progenics Pharmaceuticals, Inc.	76,532	1,914
*Illumina, Inc.	135,745	1,914
*Pharmion Corp.	103,832	1,845
*Symmetry Medical Inc.	94,515	1,833
*Candela Corp.	126,272	1,823
Datascope Corp.	54,296	1,794
*Enzon Pharmaceuticals, Inc.	240,541	1,780
*deCODE genetics, Inc.	214,081	1,768
*Incyte Corp.	328,622	1,755
*Discovery Laboratories, Inc.	260,067	1,737
*^Arena Pharmaceuticals, Inc.	121,446	1,727
*Symbion, Inc.	73,988	1,702
*Idenix Pharmaceuticals Inc.	98,484	1,685
*Accelrys Inc.	209,169	1,680
*Abaxis, Inc.	101,236	1,668
*Emageon Inc.	104,715	1,665
*^STAAR Surgical Co.	208,912	1,650
*Bruker BioSciences Corp.	339,283	1,649
*Momenta Pharmaceuticals, Inc.	74,418	1,640
*^Aastrom Biosciences, Inc.	770,203	1,625
*Isis Pharmaceuticals, Inc.	307,183	1,610
*PRA International	57,108	1,608
*Penwest Pharmaceuticals Co.	82,043	1,601
*^StemCells, Inc.	461,365	1,592
*Molina Healthcare Inc.	59,065	1,573
*ARIAD Pharmaceuticals, Inc.	263,247	1,540
*Avanir Pharmaceuticals Class A	446,535	1,536
*OraSure Technologies, Inc.	173,544	1,531
*Cypress Bioscience, Inc.	264,255	1,527
*Allied Healthcare International Inc.	247,596	1,520
*^Renovis, Inc.	99,268	1,519
*SuperGen, Inc.	299,685	1,513
*Noven Pharmaceuticals, Inc.	99,574	1,507
*Lifeline Systems, Inc.	41,076	1,502
*Cepheid, Inc.	169,308	1,487
*Animas Corp.	61,431	1,484
*IRIS International, Inc.	67,722	1,480
*VaxGen, Inc.	167,583	1,467
Meridian Bioscience Inc.	72,126	1,453
*US Physical Therapy, Inc.	77,935	1,439
*Gentiva Health Services, Inc.	97,085	1,431
*Bentley Pharmaceuticals, Inc.	86,802	1,424
*^Genta Inc.	973,150	1,421
*Enzo Biochem, Inc.	114,284	1,419
*Luminex Corp.	121,780	1,415
*RehabCare Group, Inc.	69,732	1,409
*Lexicon Genetics Inc.	384,122	1,402
*Durect Corp.	275,841	1,399
^BioLase Technology, Inc.	174,831	1,397

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*BioScrip Inc.	184,537	1,391
*Conor Medsystems, Inc.	70,645	1,367
*Merit Medical Systems, Inc.	111,919	1,359
*^Northfield Laboratories, Inc.	99,671	1,336
*Nuvelo, Inc.	164,287	1,332
*Res-Care, Inc.	75,731	1,315
*Hi-Tech Pharmacal Co., Inc.	29,597	1,311
*^NeoPharm, Inc.	120,643	1,302
*Albany Molecular Research, Inc.	106,193	1,290
*^BioCryst Pharmaceuticals, Inc.	76,893	1,288
*^I-Flow Corp.	87,664	1,282
*DOV Pharmaceutical, Inc.	87,262	1,281
*^Pain Therapeutics, Inc.	188,188	1,272
*NMT Medical, Inc.	78,884	1,262
*Omnicell, Inc.	105,081	1,256
*^Cell Therapeutics, Inc.	572,471	1,248
Vital Signs, Inc.	28,973	1,241
*^Foxhollow Technologies Inc.	41,400	1,233
*^Peregrine Pharmaceuticals, Inc.	1,300,671	1,210
*^Palatin Technologies, Inc.	370,646	1,208
Option Care, Inc.	89,648	1,198
*^Align Technology, Inc.	184,954	1,197
*Rigel Pharmaceuticals, Inc.	142,174	1,189
*^XOMA Ltd.	738,680	1,182
*HealthTronics Surgical Services, Inc.	154,237	1,180
*Theravance, Inc.	52,354	1,179
*^SFBC International, Inc.	73,374	1,175
*^NitroMed, Inc.	83,679	1,167
*Kendle International Inc.	45,238	1,164
*^MannKind Corp.	102,233	1,151
*Diversa Corp.	238,420	1,144
*Cell Genesys, Inc.	192,603	1,142
*Array BioPharma Inc.	161,667	1,133
Computer Programs and Systems, Inc.	26,975	1,118
*Cerus Corp.	110,038	1,117
*Savient Pharmaceuticals Inc.	296,766	1,110
*Regeneration Technologies, Inc.	151,877	1,086
*^AVI BioPharma, Inc.	311,710	1,075
*Air Methods Corp.	61,940	1,072
*Nastech Pharmaceutical Co., Inc.	72,661	1,070
*Inspire Pharmaceuticals, Inc.	210,468	1,069
*Embrex, Inc.	76,748	1,064
*HMS Holdings Corp.	138,666	1,061
CNS, Inc.	48,043	1,053
*Providence Service Corp.	36,017	1,037
*Pozen Inc.	105,052	1,007
*Zoll Medical Corp.	39,770	1,002
*Medical Staffing Network Holdings, Inc.	184,875	993
*Monogram Biosciences, Inc.	530,852	993
*^Novavax, Inc.	254,617	980

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Kensey Nash Corp.	43,710	963
*ThermoGenesis Corp.	197,175	952
*Vion Pharmaceuticals, Inc.	568,806	939
*ImmunoGen, Inc.	182,558	937
*Amicas, Inc.	187,933	932
*^Nabi Biopharmaceuticals	261,567	884
*Neogen Corp.	42,062	884
*Emeritus Corp.	42,063	881
*Columbia Laboratories Inc.	188,654	877
*VistaCare, Inc.	69,833	873
National Healthcare Corp.	23,216	868
*Orthologic Corp.	174,846	857
*Neurometrix Inc.	31,257	853
*^Trimeris, Inc.	73,344	843
*New River Pharmaceuticals Inc.	16,159	838
*AVANT Immunotherapeutics, Inc.	434,070	816
Young Innovations, Inc.	23,744	809
*Lifecore Biomedical Inc.	49,526	804
*Horizon Health Corp.	35,510	804
*Somanetics Corp.	24,943	798
*TriPath Imaging, Inc.	130,827	790
Psychemedics Corp.	56,837	784
*Cantel Medical Corp.	43,692	784
*Vital Images, Inc.	29,917	782
*^Oscient Pharmaceuticals	343,796	780
*Senomyx, Inc.	64,201	778
*Possis Medical Inc.	77,988	776
*Medical Action Industries Inc.	37,508	767
*Microtek Medical Holdings, Inc.	218,844	762
*Anadys Pharmaceuticals Inc.	86,239	759
*CardioDynamics International Corp.	621,228	752
*Bioenvision, Inc.	115,038	751
*Exactech, Inc.	64,866	742
*Maxygen Inc.	97,682	734
*Matrixx Initiatives, Inc.	34,976	733
*Encore Medical Corp.	147,755	731
*ABIOMED, Inc.	78,943	729
*Strategic Diagnostics Inc.	198,288	722
*Orchid Cellmark, Inc.	94,930	721
*Curis, Inc.	202,272	720
*MedCath Corp.	38,706	718
*Threshold Pharmaceuticals, Inc.	49,259	712
*Anika Resh Inc.	60,576	708
*^DepoMed, Inc.	117,030	702
Hooper Holmes, Inc.	275,147	702
*^Immunomedics Inc.	238,496	696
*America Service Group Inc.	43,906	696
*^Antigenics, Inc.	142,784	680
*Bio-Reference Laboratories, Inc.	35,648	671
*Collagenex Pharmaceuticals, Inc.	55,519	670

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*^Genitope Corp.	82,732	658
*Neurogen Corp.	97,643	643
*Nuvasive, Inc.	35,427	641
*^Bradley Pharmaceuticals, Inc.	67,023	637
*Cholestech Corp.	64,077	636
*^Vascular Solutions, Inc.	83,781	633
*EPIX Pharmaceuticals, Inc.	156,434	632
*Cutera, Inc.	23,800	627
*Caliper Life Sciences, Inc.	106,660	627
*Vivus, Inc.	206,304	611
*Alnylam Pharmaceuticals Inc.	45,376	606
*IntraLase Corp.	33,888	604
*Natus Medical Inc.	37,326	602
*Q-Med, Inc.	62,115	601
*Nutraceutical International Corp.	43,514	590
*Seattle Genetics, Inc.	124,074	586
*Vical, Inc.	139,310	585
*SciClone Pharmaceuticals, Inc.	251,525	584
*^CuraGen Corp.	188,359	580
*CorVel Corp.	30,111	572
*Cardiac Science Corp.	62,131	562
Utah Medical Products, Inc.	17,516	561
*Rochester Medical Corp.	54,478	556
*Dyax Corp.	104,275	550
*Hanger Orthopedic Group, Inc.	94,386	539
*Angiodynamics Inc.	20,832	532
*^Nanogen, Inc.	202,049	529
*Pediatric Services of America	37,310	527
*E-Z-EM, Inc.	22,965	526
*Orthovita, Inc.	133,209	517
*Rita Medical Systems, Inc.	132,038	516
*Specialty Laboratories, Inc.	39,556	516
*Capital Senior Living Corp.	49,200	509
*PDI, Inc.	37,674	509
*Repligen Corp.	126,334	505
*National Dentex Corp.	22,175	500
*Rural/Metro Corp.	54,924	496
*^PhotoMedex, Inc.	284,151	489
*Osteotech, Inc.	97,763	486
*Synovis Life Technologies, Inc.	48,104	482
*^Tercica, Inc.	66,703	478
*^Neurobiological Technologies, Inc.	131,020	470
*Micro Therapeutics, Inc.	67,667	469
*Gene Logic Inc.	139,916	469
*^Genaera Corp.	308,616	463
*Advanced Magnetics, Inc.	41,777	463
*SONUS Pharmaceuticals, Inc.	91,533	460
*National Medical Health Card Systems, Inc.	16,579	451
*Harvard Bioscience, Inc.	101,197	450
*Zila, Inc.	115,348	444

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*^Introgen Therapeutics, Inc.	82,507	435
*^Sirna Therapeutics, Inc.	143,261	434
*Endologix, Inc.	62,065	428
*Barrier Therapeutics Inc.	51,596	423
*GTx, Inc.	55,176	417
*DUSA Pharmaceuticals, Inc.	38,027	410
*Bioveris Corp.	89,607	410
*Theragenics Corp.	130,736	395
*BioSphere Medical Inc.	48,725	395
*Alliance Imaging, Inc.	65,160	388
*Third Wave Technologies	129,638	386
*Phase Forward Inc.	39,486	385
*Santarus Inc.	67,977	373
*Sonic Innovations, Inc.	87,206	369
*Cytokinetics, Inc.	56,205	368
*Emisphere Technologies, Inc.	84,641	367
*GenVec, Inc.	218,746	361
*^Insmed Inc.	182,361	359
*Kosan Biosciences, Inc.	80,348	357
*^Continucare Corp.	146,321	351
*Neose Technologies, Inc.	180,480	348
*American Dental Partners, Inc.	18,601	336
*^Hollis-Eden Pharmaceuticals, Inc.	68,862	333
*Corcept Therapeutics Inc.	90,582	329
*Ista Pharmaceuticals Inc.	51,241	326
*Fonar Corp.	478,887	326
*^EntreMed, Inc.	165,763	322
*Sangamo BioSciences, Inc.	77,201	311
*CryoLife Inc.	92,558	309
*ArQule, Inc.	50,112	307
*SeraCare Life Sciences, Inc.	33,427	303
*Pharmacyclics, Inc.	84,836	301
*Maxim Pharmaceuticals, Inc.	269,831	297
*Oxigene, Inc.	74,182	295
*Radiologix Inc.	95,328	291
*^Immtech International, Inc.	40,617	282
*Titan Pharmaceuticals, Inc.	194,772	279
*SRI/Surgical Express, Inc.	45,628	274
*Cotherix, Inc.	24,700	262
*^GTC Biotherapeutics, Inc.	152,554	250
*Avigen, Inc.	82,205	249
*^The Quigley Corp.	17,264	239
*^La Jolla Pharmaceutical Co.	64,462	239
*^NationsHealth, Inc.	29,703	232
*Novoste Corp.	103,573	231
*^Hemispherx Biopharma, Inc.	104,900	228
*Allos Therapeutics Inc.	105,032	226
*Adeza Biomedical Corp.	10,500	221
*Retractable Technologies, Inc.	57,609	207
*Exact Sciences Corp.	92,728	205

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*CYTOGEN Corp.	73,387	201
Stratagene Holding Corp.	19,265	193
*Pharmacopeia Drug Discovery	54,102	193
*^Inhibitex Inc.	21,180	178
*Lannett Co., Inc.	23,800	175
*Axonyx Inc.	210,898	175
*PRAECIS Pharmaceuticals, Inc.	43,532	175
*Acusphere, Inc.	32,650	174
*Mediware Information Systems, Inc.	13,492	162
*Caraco Pharmaceutical Laboratories, Ltd.	17,646	158
*Discovery Partners International	57,693	153
*BioSante Pharmaceuticals, Inc.	41,441	151
*^Aradigm Corp.	205,819	150
*Immunicon Corp.	42,862	147
*^Lipid Sciences, Inc.	60,089	145
*IVAX Diagnostics, Inc.	39,315	142
*Targeted Genetics Corp.	287,783	141
*DAXOR CORP	7,700	133
*^ATS Medical, Inc.	47,465	131
*^Acacia Research - CombiMatrix Tracking Stock	93,559	129
*^Isolagen Inc.	67,504	125
*Proxymed Pharmacy, Inc.	30,375	123
*Paincare Holdings Inc.	37,700	123
*Acadia Pharmaceuticals Inc.	12,283	121
*^Critical Therapeutics, Inc.	16,490	118
*Dynavax Technologies Corp.	27,569	117
*^Clarient, Inc.	88,060	114
*Ciphergen Biosystems, Inc.	96,507	114
*Bioject Medical Technologies Inc.	86,720	112
*Digirad Corp.	27,668	111
*Xenoport Inc.	5,999	108
*^Sequenom, Inc.	158,295	108
*Matritech Inc.	188,401	104
*I-trax, Inc.	39,700	82
*^NexMed, Inc.	93,858	72
*^Memory Pharmaceuticals Corp.	30,850	70
*Pharmos Corp.	33,376	67
*^Aksys, Ltd.	95,690	62
*^CancerVax Corp.	44,933	62
*^Aphton Corp.	170,588	60
*^Transgenomic, Inc.	51,607	54
*North American Scientific, Inc.	23,814	51
*^Alteon, Inc.	255,509	43
*^Biopure Corp. Class A	43,681	34
*Advancis Pharmaceutical Corp.	23,394	32
*Precis, Inc.	18,641	29
*Heska Corp.	17,500	23
*Cellegy Pharmaceuticals, Inc.	31,250	16
*PharmaNetics, Inc.	131,664	16
*^Curative Health Services, Inc.	53,750	12

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Celsion Corp.	29,088	8
*^BriteSmile, Inc.	10,209	8
*Genelabs Technologies, Inc.	3,520	7
*NeoRx Corp.	6,110	5
*Vasomedical, Inc.	13,000	3
*Solexa, Inc.	203	2
*The Med-Design Corp.	3,600	2

		8,497,759

Industrials (10.9%)
General Electric Co.	48,238,948	1,690,775
Tyco International Ltd.	9,210,679	265,820
United Technologies Corp.	4,663,603	260,742
3M Co.	3,307,884	256,361
The Boeing Co.	3,379,351	237,366
United Parcel Service, Inc.	2,877,442	216,240
Caterpillar, Inc.	3,080,113	177,938
Emerson Electric Co.	1,880,178	140,449
Honeywell International Inc.	3,697,443	137,730
FedEx Corp.	1,309,341	135,373
Burlington Northern Santa Fe Corp.	1,699,531	120,361
Lockheed Martin Corp.	1,716,745	109,236
Illinois Tool Works, Inc.	1,106,272	97,341
Union Pacific Corp.	1,140,815	91,847
General Dynamics Corp.	777,756	88,703
Northrop Grumman Corp.	1,463,014	87,942
Norfolk Southern Corp.	1,841,580	82,558
Raytheon Co.	2,054,448	82,486
Cendant Corp.	4,763,003	82,162
Waste Management, Inc.	2,558,107	77,639
Deere & Co.	1,097,587	74,757
Danaher Corp.	1,124,107	62,703
Ingersoll-Rand Co.	1,534,869	61,963
Masco Corp.	1,958,997	59,142
Southwest Airlines Co.	3,227,358	53,025
PACCAR, Inc.	741,941	51,365
CSX Corp.	988,473	50,185
Rockwell Automation, Inc.	826,991	48,925
Pitney Bowes, Inc.	1,043,249	44,077
Eaton Corp.	639,208	42,884
Textron, Inc.	549,485	42,299
ITT Industries, Inc.	400,950	41,226
L-3 Communications Holdings, Inc.	518,590	38,557
Dover Corp.	923,713	37,401
Rockwell Collins, Inc.	787,441	36,592
Parker Hannifin Corp.	547,540	36,116
Expeditors International of Washington, Inc.	486,941	32,873
American Standard Cos., Inc.	819,716	32,748
R.R. Donnelley & Sons Co.	931,931	31,881

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Precision Castparts Corp.	606,355	31,415
Cooper Industries, Inc. Class A	423,760	30,934
Fluor Corp.	395,821	30,581
Robert Half International, Inc.	735,574	27,871
C.H. Robinson Worldwide Inc.	735,164	27,223
Cintas Corp.	652,412	26,866
W.W. Grainger, Inc.	345,296	24,551
Republic Services, Inc. Class A	640,197	24,039
Avery Dennison Corp.	428,336	23,674
Fastenal Co.	586,391	22,981
Equifax, Inc.	594,471	22,602
Joy Global Inc.	554,485	22,179
Goodrich Corp.	527,065	21,662
*Monster Worldwide Inc.	508,747	20,767
*The Dun & Bradstreet Corp.	306,566	20,528
Manpower Inc.	398,707	18,540
*ChoicePoint Inc.	412,960	18,381
*AMR Corp.	811,831	18,047
American Power Conversion Corp.	801,248	17,627
Cummins Inc.	190,846	17,125
*Jacobs Engineering Group Inc.	252,233	17,119
The Corporate Executive Board Co.	181,838	16,311
Roper Industries Inc.	389,501	15,389
SPX Corp.	335,329	15,348
Pentair, Inc.	443,374	15,305
Pall Corp.	569,323	15,292
Aramark Corp. Class B	545,931	15,166
Oshkosh Truck Corp.	333,156	14,855
Ametek, Inc.	320,954	13,653
CNF Inc.	240,760	13,456
*Terex Corp.	225,820	13,414
*Alliant Techsystems, Inc.	171,066	13,030
Harsco Corp.	190,899	12,888
The Brink's Co.	267,674	12,824
*McDermott International, Inc.	284,789	12,704
HNI Corp.	228,332	12,542
J.B. Hunt Transport Services, Inc.	546,712	12,378
Ryder System, Inc.	296,192	12,150
*Yellow Roadway Corp.	263,951	11,775
*Thomas & Betts Corp.	276,389	11,597
*Stericycle, Inc.	192,653	11,343
Landstar System, Inc.	267,058	11,147
Teleflex Inc.	168,280	10,935
Hughes Supply, Inc.	304,981	10,934
Graco, Inc.	298,931	10,905
Donaldson Co., Inc.	340,560	10,830
The Timken Co.	336,166	10,764
JLG Industries, Inc.	234,566	10,710
Laidlaw International Inc.	456,675	10,609
*Shaw Group, Inc.	362,703	10,551

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Hubbell Inc. Class B	229,193	10,341
*^JetBlue Airways Corp.	663,675	10,207
*Flowserve Corp.	254,470	10,067
Alexander & Baldwin, Inc.	182,199	9,882
Carlisle Co., Inc.	140,431	9,711
*USG Corp.	149,231	9,700
IDEX Corp.	235,396	9,677
Adesa, Inc.	391,199	9,553
*^Allied Waste Industries, Inc.	1,061,293	9,276
Trinity Industries, Inc.	210,429	9,274
Briggs & Stratton Corp.	238,108	9,236
*Wesco International, Inc.	216,122	9,235
Herman Miller, Inc.	321,399	9,060
Kennametal, Inc.	175,680	8,967
Walter Industries, Inc.	177,457	8,823
The Toro Co.	197,733	8,655
*URS Corp.	229,539	8,633
*Kansas City Southern	342,894	8,377
*Continental Airlines, Inc. Class B	389,631	8,299
GATX Corp.	228,971	8,261
MSC Industrial Direct Co., Inc. Class A	205,202	8,253
*Navistar International Corp.	288,183	8,248
*Corrections Corp. of America REIT	181,067	8,143
Engineered Support Systems, Inc.	192,979	8,036
UTI Worldwide, Inc.	85,918	7,977
Crane Co.	218,640	7,711
*Copart, Inc.	333,782	7,697
*Foster Wheeler Ltd.	205,302	7,551
*Waste Connections, Inc.	217,401	7,492
*United Stationers, Inc.	154,408	7,489
*BE Aerospace, Inc.	331,096	7,284
Brady Corp. Class A	198,441	7,180
*United Rentals, Inc.	302,755	7,081
Deluxe Corp.	232,768	7,016
CLARCOR Inc.	235,065	6,984
*AGCO Corp.	420,480	6,967
*PHH Corp.	247,236	6,928
Actuant Corp.	123,646	6,899
Lennox International Inc.	244,070	6,883
Skywest, Inc.	254,306	6,831
IKON Office Solutions, Inc.	637,998	6,642
The Manitowoc Co., Inc.	131,276	6,593
Acuity Brands, Inc.	207,029	6,584
*AirTran Holdings, Inc.	406,531	6,517
Simpson Manufacturing Co.	178,790	6,499
Watsco, Inc.	107,903	6,454
Washington Group International, Inc.	120,720	6,395
*Armor Holdings, Inc.	149,743	6,387
Lincoln Electric Holdings, Inc.	160,951	6,383
DRS Technologies, Inc.	122,736	6,311

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Genlyte Group, Inc.	115,533	6,189
*Quanta Services, Inc.	462,673	6,093
*West Corp.	141,685	5,972
*^US Airways Group Inc.	157,926	5,865
*Gardner Denver Inc.	118,967	5,865
Florida East Coast Industries, Inc. Class A	135,035	5,721
*Hexcel Corp.	316,395	5,711
Wabtec Corp.	209,108	5,625
*Alaska Air Group, Inc.	154,832	5,531
Granite Construction Co.	153,627	5,517
*FTI Consulting, Inc.	200,218	5,494
Banta Corp.	110,288	5,492
*Resources Connection, Inc.	209,488	5,459
*EGL, Inc.	143,717	5,399
Forward Air Corp.	146,044	5,353
Knight Transportation, Inc.	255,330	5,293
Nordson Corp.	129,860	5,261
*ESCO Technologies Inc.	116,528	5,184
*Kirby Corp.	98,375	5,132
*Navigant Consulting, Inc.	232,971	5,121
*Ceradyne, Inc.	115,323	5,051
*Labor Ready, Inc.	242,494	5,049
Bucyrus International, Inc.	94,711	4,991
Curtiss-Wright Corp.	89,601	4,892
*EMCOR Group, Inc.	70,957	4,792
John H. Harland Co.	124,905	4,696
*Acco Brands Corp.	187,222	4,587
Regal-Beloit Corp.	128,309	4,542
Werner Enterprises, Inc.	225,077	4,434
Mueller Industries Inc.	160,315	4,396
Heartland Express, Inc.	215,022	4,363
Pacer International, Inc.	166,349	4,335
*Teledyne Technologies, Inc.	148,001	4,307
Arkansas Best Corp.	97,933	4,278
*Esterline Technologies Corp.	114,701	4,266
*Dollar Thrifty Automotive Group, Inc.	115,650	4,171
Mine Safety Appliances Co.	114,458	4,145
Kaydon Corp.	126,727	4,073
Watson Wyatt & Co. Holdings	145,604	4,062
*Moog Inc.	141,627	4,019
*Swift Transportation Co., Inc.	196,587	3,991
Albany International Corp.	110,311	3,989
*Energy Conversion Devices, Inc.	95,867	3,907
*Genesee & Wyoming Inc. Class A	103,074	3,870
Administaff, Inc.	91,854	3,862
Woodward Governor Co.	44,818	3,855
*Tetra Tech, Inc.	244,278	3,828
*The Advisory Board Co.	78,595	3,747
*Aviall, Inc.	129,158	3,720
*GenCorp, Inc.	207,450	3,682

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*NCI Building Systems, Inc.	86,601	3,679
*Griffon Corp.	151,142	3,599
Applied Industrial Technology, Inc.	106,162	3,577
*Jacuzzi Brands, Inc.	424,492	3,566
*Beacon Roofing Supply, Inc.	123,337	3,543
*Old Dominion Freight Line, Inc.	130,945	3,533
*AAR Corp.	146,661	3,513
ABM Industries Inc.	179,384	3,507
*Spherion Corp.	349,444	3,498
Baldor Electric Co.	136,157	3,492
*General Cable Corp.	176,231	3,472
Universal Forest Products, Inc.	62,015	3,426
Steelcase Inc.	211,535	3,349
G & K Services, Inc. Class A	84,734	3,326
*GrafTech International Ltd.	531,463	3,306
*Amerco, Inc.	45,599	3,285
Federal Signal Corp.	209,975	3,152
*Korn/Ferry International	168,426	3,148
*School Specialty, Inc.	85,341	3,110
Stewart & Stevenson Services, Inc.	146,224	3,090
Watts Water Technologies, Inc.	99,763	3,022
*CoStar Group, Inc.	69,918	3,018
A.O. Smith Corp.	83,323	2,925
Wabash National Corp.	151,119	2,879
*Orbital Sciences Corp.	222,502	2,857
*Mobile Mini, Inc.	58,967	2,795
ElkCorp	82,557	2,779
Viad Corp.	94,160	2,762
Rollins, Inc.	137,442	2,709
*^Evergreen Solar, Inc.	247,798	2,639
*Heidrick & Struggles International, Inc.	81,479	2,611
*Cenveo Inc.	198,275	2,609
*Teletech Holdings Inc.	212,658	2,563
*Hub Group, Inc.	71,636	2,532
Franklin Electric, Inc.	63,875	2,526
*Artesyn Technologies, Inc.	244,042	2,514
*Consolidated Graphics, Inc.	52,919	2,505
McGrath RentCorp	90,096	2,505
NACCO Industries, Inc. Class A	20,914	2,450
*Triumph Group, Inc.	66,891	2,449
*EnPro Industries, Inc.	90,228	2,432
*Interline Brands, Inc.	105,181	2,393
Valmont Industries, Inc.	71,167	2,381
Barnes Group, Inc.	71,591	2,363
*Coinstar, Inc.	100,872	2,303
Bowne & Co., Inc.	154,774	2,297
*^A.S.V., Inc.	91,852	2,294
*Sirva Inc.	285,959	2,288
*Portfolio Recovery Associates, Inc.	49,229	2,286
*CRA International Inc.	47,416	2,261

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Encore Wire Corp.	99,017	2,254
Kelly Services, Inc. Class A	85,236	2,235
*Insituform Technologies Inc. Class A	113,749	2,203
Healthcare Services Group, Inc.	103,478	2,143
*Republic Airways Holdings Inc.	139,987	2,128
*Perini Corp.	87,616	2,116
*NCO Group, Inc.	124,765	2,111
United Industrial Corp.	50,499	2,089
*Hudson Highland Group, Inc.	119,564	2,076
*Columbus McKinnon Corp.	93,349	2,052
Bluelinx Holdings Inc.	181,695	2,044
*Astec Industries, Inc.	62,337	2,036
Apogee Enterprises, Inc.	123,760	2,007
Raven Industries, Inc.	69,544	2,006
*American Science & Engineering, Inc.	32,120	2,003
*Power-One, Inc.	322,460	1,941
*The Middleby Corp.	22,182	1,919
*^FuelCell Energy, Inc.	224,454	1,901
*II-VI, Inc.	105,153	1,879
UAP Holding Corp.	91,809	1,875
Tennant Co.	35,833	1,863
*American Reprographics Co.	73,000	1,855
Cascade Corp.	38,804	1,820
*Argon ST, Inc.	58,700	1,819
Freightcar America Inc.	37,786	1,817
EDO Corp.	66,537	1,800
*Accuride Corp.	138,583	1,788
*RailAmerica, Inc.	162,225	1,783
^Titan International, Inc.	100,334	1,731
*^Flow International Corp.	201,122	1,693
*PICO Holdings, Inc.	51,818	1,672
*SOURCECORP, Inc.	69,237	1,660
CDI Corp.	59,246	1,623
CIRCOR International, Inc.	62,696	1,609
*^Capstone Turbine Corp.	527,791	1,578
Ameron International Corp.	34,419	1,569
*NuCo2, Inc.	56,016	1,562
*Ducommun, Inc.	71,360	1,524
Gorman-Rupp Co.	68,714	1,519
*CBIZ Inc.	251,597	1,515
Kaman Corp. Class A	76,333	1,503
Comfort Systems USA, Inc.	162,977	1,499
*Electro Rent Corp.	98,557	1,469
*^Trex Co., Inc.	51,636	1,448
Cubic Corp.	72,053	1,438
*Commercial Vehicle Group Inc.	76,483	1,436
*Sequa Corp. Class A	20,576	1,421
Vicor Corp.	89,816	1,420
*Kforce Inc.	126,414	1,411
*Miller Industries, Inc.	69,220	1,404

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Frontier Airlines, Inc.	151,418	1,399
*ABX Air, Inc.	176,991	1,386
*Mesa Air Group Inc.	130,982	1,370
*SCS Transportation, Inc.	64,249	1,365
HEICO Corp.	52,314	1,354
*Marten Transport, Ltd.	73,229	1,334
American Woodmark Corp.	53,724	1,332
*^Plug Power, Inc.	257,924	1,323
*KVH Industries, Inc.	134,852	1,319
Tredegar Corp.	101,841	1,313
*Clean Harbors Inc.	45,348	1,306
Tecumseh Products Co. Class A	56,225	1,288
LSI Industries Inc.	81,269	1,273
Ennis, Inc.	69,045	1,255
*Waste Services Inc.	376,438	1,254
*Lamson & Sessions Co.	49,988	1,251
*^TurboChef Technologies, Inc.	84,044	1,207
*Water Pik Technologies, Inc.	55,495	1,191
*Layne Christensen Co.	46,718	1,188
*On Assignment, Inc.	108,556	1,184
Standex International Corp.	42,497	1,180
*Casella Waste Systems, Inc.	91,306	1,168
*Kadant Inc.	63,055	1,167
*Celadon Group Inc.	40,379	1,163
*Xanser Corp.	390,841	1,149
*3D Systems Corp.	63,818	1,149
*LECG Corp.	65,333	1,135
*Flanders Corp.	93,077	1,132
Lindsay Manufacturing Co.	58,594	1,127
*Lydall, Inc.	136,632	1,114
Knoll, Inc.	64,153	1,098
*^American Superconductor Corp.	139,198	1,095
*ExpressJet Holdings, Inc.	134,487	1,088
Lawson Products, Inc.	27,856	1,051
*MTC Technologies, Inc.	37,677	1,032
*DiamondCluster International, Inc.	128,482	1,020
*Team, Inc.	47,155	995
*Geo Group Inc.	43,061	987
Central Parking Corp.	71,205	977
Applied Signal Technology, Inc.	42,595	967
*Essex Corp.	56,564	964
The Greenbrier Cos., Inc.	33,711	957
*Frozen Food Express Industries, Inc.	86,738	957
Sea Containers Ltd. Class A	76,207	956
*Rush Enterprises, Inc. Class A	63,832	950
*Ladish Co., Inc.	42,267	945
*Herley Industries Inc.	56,165	927
*Infrasource Services Inc.	70,860	927
Robbins & Myers, Inc.	44,927	914
*^Medis Technology Ltd.	61,389	903

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

The Standard Register Co.	56,602	895
Met-Pro Corp.	74,980	889
*Duratek, Inc.	59,556	889
*Covenant Transport, Inc.	63,259	884
*Active Power, Inc.	228,983	882
C & D Technologies, Inc.	114,724	874
*Global Power Equipment Group Inc.	189,262	855
*Distributed Energy Systems Corp.	112,862	853
Angelica Corp.	51,093	845
^Eagle Bulk Shipping Inc	53,018	844
*SITEL Corp.	270,102	843
*^Ionatron Inc.	82,280	832
*USA Truck, Inc.	28,200	821
*Exponent, Inc.	28,934	821
Quixote Corp.	41,002	812
*Cornell Companies, Inc.	57,736	798
Schawk, Inc.	38,317	795
*AAON, Inc.	43,845	786
*ICT Group, Inc.	45,751	775
*Ultralife Batteries, Inc.	62,489	750
*Dynamex Inc.	39,316	749
*WCA Waste Corp.	92,431	730
*Learning Tree International, Inc.	54,391	698
*U.S. Xpress Enterprises, Inc.	39,893	693
*P.A.M. Transportation Services, Inc.	38,624	687
*Volt Information Sciences Inc.	35,954	684
*Odyssey Marine Exploration, Inc.	188,307	667
Aceto Corp.	98,518	648
*^Valence Technology Inc.	419,990	647
Alamo Group, Inc.	31,032	636
*AZZ Inc.	34,298	619
*Wolverine Tube, Inc.	120,577	610
*EnerSys	46,753	610
*Builders FirstSource, Inc.	28,446	608
*Gehl Co.	22,824	599
*Innovative Solutions and Support, Inc.	46,672	596
Todd Shipyards Corp.	22,640	589
Synagro Technologies Inc.	137,933	583
*Park-Ohio Holdings Corp.	40,723	574
*Hawaiian Holdings, Inc.	142,350	568
Badger Meter, Inc.	14,340	563
*Pinnacle Airlines Corp.	83,788	559
Sun Hydraulics Corp.	28,878	558
*The Allied Defense Group, Inc.	23,800	542
*TRC Cos., Inc.	46,053	504
American Ecology Corp.	32,450	468
*First Consulting Group, Inc.	79,061	464
*Baker (Michael) Corp.	18,000	460
*DHB Industries, Inc.	102,615	459
*Huttig Building Products, Inc.	54,556	458

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Omega Flex Inc.	26,115	454
Ampco-Pittsburgh Corp.	31,218	453
*Magnatek, Inc.	137,752	448
*Powell Industries, Inc.	24,756	445
*Milacron Inc.	342,769	432
*Huron Consulting Group Inc.	17,837	428
*Rush Enterprises, Inc. Class B	28,680	413
*International Shipholding Corp.	25,994	404
*Standard Parking Corp.	20,600	403
*Axsys Technologies, Inc.	22,371	402
*Paragon Technologies, Inc.	40,235	400
*Quality Distribution Inc.	49,196	392
*World Air Holdings Inc.	39,811	383
*Pemco Aviation Group, Inc.	19,524	344
*La Barge, Inc.	23,650	340
*^Microvision, Inc.	92,449	333
Sypris Solutions, Inc.	32,400	323
*Foster Wheeler Ltd. Class B Warrants Exp. 9/24/07	235,171	322
Hubbell Inc. Class A	7,600	314
Multi-Color Corp.	11,197	311
CompX International Inc.	19,377	310
*^ENGlobal Corp.	35,800	301
*COMSYS IT Partners Inc.	27,148	300
HEICO Corp. Class A	14,288	293
*Innotrac Corp.	62,932	287
*Color Kinetics Inc.	19,559	281
L.S. Starrett Co. Class A	17,904	278
*Transport Corp. of America, Inc.	26,600	263
*Mac-Gray Corp.	21,733	253
Ambassadors International, Inc.	16,279	252
*Stantec Inc.	7,300	249
*Intersections Inc.	26,228	245
*GP Strategies Corp.	29,600	242
*^MAIR Holdings, Inc.	50,460	238
*Strategic Distribution, Inc.	23,874	235
Waste Industries USA, Inc.	18,009	232
*^TRM Corp.	29,425	219
*Aerosonic Corp.	32,474	209
Valley National Gases Inc.	10,500	206
*UQM Technologies, Inc.	52,950	205
*APAC Teleservices, Inc.	109,373	200
*^Modtech Holdings, Inc.	20,103	188
*Willis Lease Finance Corp.	21,560	176
*^Spherix Inc.	50,060	173
*Nashua Corp.	24,315	171
*^Millennium Cell Inc.	128,346	168
*SL Industries, Inc.	10,300	165
International Aluminum Corp.	4,000	161
*CompuDyne Corp.	25,365	158
*^Integrated Alarm Services Group, Inc.	52,970	151

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*^Arotech Corp.	405,614	150
*Perma-Fix Environmental Services, Inc.	73,900	123
*^PRG-Schultz International, Inc.	198,823	121
Chase Corp	7,400	107
Collins Industries, Inc.	17,068	105
*Environmental Tectonics Corp.	19,900	100
*U.S. Home Systems, Inc.	14,950	96
*Channell Commercial Corp.	18,561	92
*Central Freight Lines, Inc.	51,715	92
*Advanced Environmental Recycling Technologies, Inc	46,055	82
*^Integrated Electrical Services, Inc.	143,321	80
*Catalytica Energy Systems, Inc.	73,906	78
*Henry Bros. Electronics, Inc.	9,700	43
*Protection One, Inc.	2,271	40
*Stonepath Group, Inc.	7,376	5
*Electric City Corp.	6,290	4
*DT Industries, Inc.	525,268	1
*Headway Corporate Resources, Inc.	152,392	1
*BMC Industries, Inc.	211,416	0

		7,151,048

Information Technology (15.7%)
Microsoft Corp.	43,863,153	1,147,021
Intel Corp.	27,724,775	692,010
International Business Machines Corp.	7,261,848	596,924
*Cisco Systems, Inc.	29,070,914	497,694
Hewlett-Packard Co.	13,135,591	376,072
*Google Inc.	868,924	360,482
QUALCOMM Inc.	7,415,143	319,444
*Dell Inc.	10,365,675	310,867
*Apple Computer, Inc.	3,776,652	271,504
Motorola, Inc.	11,236,276	253,827
Texas Instruments, Inc.	7,387,427	236,915
*Yahoo! Inc.	5,771,440	226,125
*Oracle Corp.	17,633,103	215,300
First Data Corp.	3,511,467	151,028
*EMC Corp.	10,970,607	149,420
Applied Materials, Inc.	7,383,675	132,463
*Corning, Inc.	6,700,026	131,723
Automatic Data Processing, Inc.	2,632,111	120,788
Adobe Systems, Inc.	2,736,634	101,146
*Symantec Corp.	5,451,327	95,398
*Electronic Arts Inc.	1,381,226	72,252
*Sun Microsystems, Inc.	15,498,277	64,938
*Xerox Corp.	4,368,888	64,004
Accenture Ltd.	2,197,231	63,434
Analog Devices, Inc.	1,695,541	60,819
*Broadcom Corp.	1,285,021	60,589
Computer Associates International, Inc.	2,136,405	60,225

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Agilent Technologies, Inc.	1,777,967	59,189
Paychex, Inc.	1,552,283	59,173
Electronic Data Systems Corp.	2,361,368	56,767
*Advanced Micro Devices, Inc.	1,812,952	55,476
*Marvell Technology Group Ltd.	967,428	54,263
Maxim Integrated Products, Inc.	1,493,237	54,115
*Lucent Technologies, Inc.	20,236,157	53,828
*SanDisk Corp.	827,229	51,967
Linear Technology Corp.	1,393,952	50,280
*Juniper Networks, Inc.	2,170,506	48,402
Autodesk, Inc.	1,041,014	44,712
KLA-Tencor Corp.	896,346	44,217
*Network Appliance, Inc.	1,590,595	42,946
*Computer Sciences Corp.	843,533	42,717
*Intuit, Inc.	786,156	41,902
National Semiconductor Corp.	1,566,760	40,704
Xilinx, Inc.	1,594,039	40,186
*Freescale Semiconductor, Inc. Class A	1,541,185	38,822
*Micron Technology, Inc.	2,809,061	37,389
*Fiserv, Inc.	859,338	37,184
^Seagate Technology	1,741,783	34,818
*Affiliated Computer Services, Inc. Class A	548,388	32,454
*Altera Corp.	1,697,972	31,463
*Cognizant Technology Solutions Corp.	623,786	31,408
Microchip Technology, Inc.	955,391	30,716
Scientific-Atlanta, Inc.	699,601	30,132
*Jabil Circuit, Inc.	790,760	29,329
*NCR Corp.	846,995	28,747
*Flextronics International Ltd.	2,607,045	27,218
*NVIDIA Corp.	734,044	26,837
*VeriSign, Inc.	1,212,441	26,577
Harris Corp.	611,462	26,299
*Comverse Technology, Inc.	917,677	24,401
*Lexmark International, Inc.	541,421	24,272
Siebel Systems, Inc.	2,273,595	24,055
*Citrix Systems, Inc.	780,401	22,460
*LAM Research Corp.	624,999	22,300
*Cadence Design Systems, Inc.	1,268,283	21,459
*Tellabs, Inc.	1,937,133	21,115
*Red Hat, Inc.	766,104	20,869
*Avaya Inc.	1,953,753	20,847
*McAfee Inc.	756,133	20,514
*BMC Software, Inc.	996,380	20,416
*Iron Mountain, Inc.	449,723	18,987
*Western Digital Corp.	974,183	18,130
Amphenol Corp.	405,063	17,928
*MEMC Electronic Materials, Inc.	803,452	17,813
Intersil Corp.	701,855	17,462
*DST Systems, Inc.	290,494	17,403
*Arrow Electronics, Inc.	543,193	17,398

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Activision, Inc.	1,244,611	17,101
CDW Corp.	295,277	16,999
*Ceridian Corp.	670,458	16,661
Molex, Inc.	633,479	16,439
*NAVTEQ Corp.	373,925	16,404
*Solectron Corp.	4,461,392	16,329
*CheckFree Corp.	353,814	16,240
*BEA Systems, Inc.	1,708,292	16,058
*JDS Uniphase Corp.	6,793,776	16,033
*Compuware Corp.	1,779,439	15,962
*Novell, Inc.	1,750,201	15,454
*Novellus Systems, Inc.	633,589	15,282
Sabre Holdings Corp.	603,080	14,540
Symbol Technologies, Inc.	1,113,249	14,272
*LSI Logic Corp.	1,781,379	14,251
Global Payments Inc.	297,516	13,867
*QLogic Corp.	413,975	13,458
*Avnet, Inc.	561,058	13,432
*Zebra Technologies Corp. Class A	312,775	13,402
*Synopsys, Inc.	661,007	13,260
Fair Isaac, Inc.	297,907	13,159
*Teradyne, Inc.	901,869	13,140
*Ingram Micro, Inc. Class A	623,428	12,425
Diebold, Inc.	322,663	12,261
*Integrated Device Technology Inc.	915,700	12,069
*ADC Telecommunications, Inc.	532,853	11,904
*Akamai Technologies, Inc.	589,696	11,753
Certegy, Inc.	285,793	11,592
*Alliance Data Systems Corp.	323,689	11,523
*Mercury Interactive Corp.	399,654	11,106
Tektronix, Inc.	385,857	10,885
*Tech Data Corp.	270,485	10,733
*Agere Systems Inc.	829,750	10,704
*Vishay Intertechnology, Inc.	773,178	10,639
*Mettler-Toledo International Inc.	191,836	10,589
MoneyGram International, Inc.	394,220	10,281
*Sanmina-SCI Corp.	2,394,137	10,199
*Convergys Corp.	642,056	10,177
*F5 Networks, Inc.	177,308	10,140
*Avid Technology, Inc.	179,531	9,831
*Hyperion Solutions Corp.	273,324	9,790
*salesforce.com, Inc.	296,515	9,503
*International Rectifier Corp.	297,137	9,479
*CNET Networks, Inc.	644,925	9,474
*Fairchild Semiconductor International, Inc.	549,171	9,286
*Unisys Corp.	1,573,781	9,175
*Sybase, Inc.	415,587	9,085
ADTRAN Inc.	296,156	8,808
*Cypress Semiconductor Corp.	615,374	8,769
Acxiom Corp.	381,025	8,764

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Trimble Navigation Ltd.	246,749	8,757
*^Cree, Inc.	345,892	8,730
*MICROS Systems, Inc.	174,612	8,437
*Anteon International Corp.	154,903	8,419
*Maxtor Corp.	1,164,413	8,081
National Instruments Corp.	251,981	8,076
Reynolds & Reynolds Class A	286,470	8,041
*Foundry Networks, Inc.	574,189	7,930
*CACI International, Inc.	137,489	7,889
*Ciena Corp.	2,646,472	7,860
*BISYS Group, Inc.	559,178	7,834
*UNOVA, Inc.	228,617	7,727
*Parametric Technology Corp.	1,261,780	7,697
*Freescale Semiconductor, Inc. Class B	302,806	7,622
*Emulex Corp.	384,090	7,601
*Microsemi Corp.	273,799	7,573
*Varian Semiconductor Equipment Associates, Inc.	172,355	7,572
Imation Corp.	157,964	7,277
*Andrew Corp.	671,407	7,204
*FLIR Systems, Inc.	322,110	7,193
*Openwave Systems Inc.	410,922	7,179
*Websense, Inc.	109,109	7,162
*ValueClick, Inc.	388,412	7,034
*EarthLink, Inc.	613,999	6,822
*Silicon Laboratories Inc.	185,514	6,801
*Polycom, Inc.	443,507	6,786
Jack Henry & Associates Inc.	355,164	6,777
*Rambus Inc.	416,825	6,748
*Electronics for Imaging, Inc.	253,072	6,734
*^Palm, Inc.	207,462	6,597
*TIBCO Software Inc.	881,766	6,587
*THQ Inc.	273,977	6,534
*Benchmark Electronics, Inc.	194,172	6,530
*PMC Sierra Inc.	843,019	6,500
*BearingPoint, Inc.	821,270	6,455
*3Com Corp.	1,789,238	6,441
*aQuantive, Inc.	253,235	6,392
*MPS Group, Inc.	465,608	6,365
*ANSYS, Inc.	147,757	6,308
*Atmel Corp.	2,011,307	6,215
*Semtech Corp.	339,795	6,205
*Avocent Corp.	226,696	6,164
Plantronics, Inc.	216,134	6,117
*Kronos, Inc.	145,505	6,091
*Hewitt Associates, Inc.	213,334	5,975
*Intergraph Corp.	119,353	5,945
*Take-Two Interactive Software, Inc.	333,801	5,908
FactSet Research Systems Inc.	142,904	5,882
*Cymer, Inc.	165,619	5,881
Cognex Corp.	193,649	5,827

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Anixter International Inc.	146,832	5,744
*Powerwave Technologies, Inc.	453,450	5,700
*SiRF Technology Holdings, Inc.	182,696	5,444
*CommScope, Inc.	267,515	5,385
*OmniVision Technologies, Inc.	269,505	5,379
*Tessera Technologies, Inc.	205,002	5,299
*Perot Systems Corp.	369,675	5,227
*Wind River Systems Inc.	352,766	5,210
Belden CDT Inc.	212,582	5,193
*Digitas Inc.	413,352	5,175
*Digital Insight Corp.	159,967	5,122
*Brocade Communications Systems, Inc.	1,256,901	5,116
*Informatica Corp.	420,663	5,048
*Progress Software Corp.	176,773	5,017
*eFunds Corp.	213,286	4,999
*Plexus Corp.	218,034	4,958
*Conexant Systems, Inc.	2,184,168	4,936
*Interdigital Communications Corp.	266,724	4,886
*Transaction Systems Architects, Inc.	169,626	4,884
*FileNet Corp.	188,853	4,882
*ATMI, Inc.	173,501	4,853
*CSG Systems International, Inc.	217,085	4,845
*RealNetworks, Inc.	617,706	4,793
*RF Micro Devices, Inc.	865,312	4,681
*Digital River, Inc.	156,564	4,656
*Entegris Inc.	485,196	4,571
*Itron, Inc.	110,887	4,440
*MicroStrategy Inc.	53,177	4,400
*SRA International, Inc.	143,247	4,375
*Coherent, Inc.	145,364	4,314
*RSA Security Inc.	373,673	4,196
*Cogent Inc.	184,893	4,193
*Mentor Graphics Corp.	404,276	4,180
*Nuance Communications, Inc.	537,890	4,104
*Checkpoint Systems, Inc.	164,470	4,054
*^Sonus Networks, Inc.	1,083,110	4,029
*Brooks Automation, Inc.	317,989	3,984
*Equinix, Inc.	97,427	3,971
*Dycom Industries, Inc.	180,389	3,969
*Quest Software, Inc.	269,489	3,932
*Applied Micro Circuits Corp.	1,522,439	3,913
AVX Corp.	270,207	3,913
Talx Corp.	83,362	3,810
*Internet Security Systems, Inc.	181,339	3,799
*Macrovision Corp.	226,421	3,788
*Komag, Inc.	109,060	3,780
*Zoran Corp.	227,432	3,687
*^UTStarcom, Inc.	455,438	3,671
*Euronet Worldwide, Inc.	131,992	3,669
*Skyworks Solutions, Inc.	720,273	3,666

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Sycamore Networks, Inc.	845,312	3,652
United Online, Inc.	255,004	3,626
Black Box Corp.	75,674	3,585
*Aeroflex, Inc.	331,996	3,569
*Tekelec	255,911	3,557
*Arris Group Inc.	371,127	3,515
*^Lexar Media, Inc.	424,279	3,483
*Micrel, Inc.	299,280	3,472
*CMGI Inc.	2,275,103	3,458
*Global Imaging Systems, Inc.	99,129	3,433
*SafeNet, Inc.	106,274	3,424
*j2 Global Communications, Inc.	79,695	3,406
Total System Services, Inc.	171,185	3,388
*ON Semiconductor Corp.	610,423	3,376
*Brightpoint, Inc.	121,611	3,372
*HomeStore, Inc.	660,881	3,370
*FormFactor Inc.	137,507	3,359
*^Amkor Technology, Inc.	595,342	3,334
*Micromuse Inc.	334,239	3,306
*Gartner, Inc. Class A	255,801	3,300
*Silicon Image, Inc.	360,748	3,265
*^Cabot Microelectronics Corp.	111,183	3,261
*Trident Microsystems, Inc.	179,906	3,238
*InfoSpace, Inc.	124,306	3,210
*Redback Networks Inc.	226,953	3,191
*Power Integrations, Inc.	133,758	3,185
*WebEx Communications, Inc.	146,718	3,174
*Hutchinson Technology, Inc.	110,807	3,152
Technitrol, Inc.	183,478	3,137
*Advent Software, Inc.	107,994	3,122
*Quantum Corp.	1,015,626	3,098
MAXIMUS, Inc.	83,912	3,079
*DSP Group Inc.	122,418	3,068
*Electro Scientific Industries, Inc.	124,394	3,004
*NetIQ Corp.	243,757	2,996
*Paxar Corp.	151,578	2,975
*ScanSource, Inc.	53,678	2,935
*Epicor Software Corp.	206,060	2,912
*JDA Software Group, Inc.	170,856	2,906
*Ariba, Inc.	393,755	2,894
*Rogers Corp.	73,398	2,876
*SERENA Software, Inc.	121,887	2,857
Gevity HR, Inc.	110,795	2,850
*Adaptec, Inc.	483,554	2,814
*Witness Systems, Inc.	142,987	2,813
*Wright Express Corp.	126,868	2,791
*Rofin-Sinar Technologies Inc.	64,051	2,784
MTS Systems Corp.	80,165	2,777
*MKS Instruments, Inc.	154,840	2,770
*VeriFone Holdings, Inc.	108,446	2,744

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Keane, Inc.	245,769	2,706
*Manhattan Associates, Inc.	131,196	2,687
*Littelfuse, Inc.	98,202	2,676
*Diodes Inc.	86,066	2,672
*Comtech Telecommunications Corp.	86,774	2,650
*Silicon Storage Technology, Inc.	524,366	2,648
*ViaSat, Inc.	98,747	2,640
*^Taser International Inc.	376,620	2,629
*KEMET Corp.	369,815	2,615
*Advanced Digital Information Corp.	263,521	2,580
*^Synaptics Inc.	103,275	2,553
*Genesis Microchip Inc.	140,624	2,544
*^Finisar Corp.	1,218,230	2,534
*TriQuint Semiconductor, Inc.	568,966	2,532
*Photronics Inc.	166,412	2,506
*Cirrus Logic, Inc.	371,082	2,479
*Opsware, Inc.	363,742	2,470
*McDATA Corp. Class A	646,435	2,456
*Gateway, Inc.	977,177	2,453
*FEI Co.	127,879	2,451
Quality Systems, Inc.	31,758	2,438
*Newport Corp.	177,818	2,408
*Extreme Networks, Inc.	494,878	2,351
infoUSA Inc.	213,965	2,339
*Intellisync Corp.	444,791	2,295
*Borland Software Corp.	351,181	2,293
*Identix, Inc.	455,145	2,280
*^Sigma Designs, Inc.	147,884	2,274
*Concur Technologies, Inc.	174,764	2,253
Agilysys, Inc.	123,402	2,248
*Internet Capital Group Inc.	269,577	2,216
*Axcelis Technologies, Inc.	457,677	2,183
*Ixia	144,550	2,136
*Credence Systems Corp.	306,745	2,135
*NETGEAR, Inc.	110,568	2,128
*Lattice Semiconductor Corp.	492,604	2,128
*ManTech International Corp.	74,191	2,067
*SPSS, Inc.	65,835	2,036
*Veeco Instruments, Inc.	117,262	2,032
*Enterasys Networks, Inc.	152,217	2,021
*Standard Microsystem Corp.	70,366	2,019
Cohu, Inc.	87,947	2,011
*LoJack Corp.	83,149	2,006
*LTX Corp.	443,314	1,995
*Sapient Corp.	348,671	1,984
*Vignette Corp.	121,553	1,983
*Kulicke & Soffa Industries, Inc.	224,038	1,980
*Blue Coat Systems, Inc.	42,983	1,965
*Exar Corp.	153,781	1,925
*SonicWALL, Inc.	242,363	1,920

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*iPayment Holdings, Inc.	46,208	1,919
*Mattson Technology, Inc.	190,336	1,915
*Dolby Laboratories Inc.	111,636	1,903
*Mercury Computer Systems, Inc.	90,896	1,875
*^Lawson Software Inc.	254,415	1,870
Methode Electronics, Inc. Class A	187,413	1,869
*Secure Computing Corp.	151,833	1,861
*Verint Systems Inc.	53,920	1,859
*Entrust, Inc.	383,524	1,856
*Supertex, Inc.	41,567	1,839
*S1 Corp.	421,763	1,835
*Vitesse Semiconductor Corp.	951,308	1,827
*^Marchex, Inc.	80,773	1,817
*iVillage Inc.	225,239	1,806
*Ciber, Inc.	272,669	1,800
Daktronics, Inc.	60,840	1,799
Landauer, Inc.	38,335	1,767
*webMethods, Inc.	228,532	1,762
*TNS Inc.	91,370	1,752
*Kopin Corp.	325,242	1,740
*Sykes Enterprises, Inc.	129,728	1,734
*Lionbridge Technologies, Inc.	245,985	1,727
*Multi-Fineline Electronix, Inc.	35,590	1,714
*^Novatel Wireless, Inc.	141,558	1,714
*Symmetricom Inc.	201,773	1,709
*Safeguard Scientifics, Inc.	882,782	1,704
*Advanced Energy Industries, Inc.	142,928	1,691
*Blackboard Inc.	58,041	1,682
Inter-Tel, Inc.	85,529	1,674
Park Electrochemical Corp.	63,897	1,660
*eCollege.com Inc.	91,658	1,653
*Altiris, Inc.	95,935	1,620
*Open Solutions Inc.	70,470	1,615
*TranSwitch Corp.	878,227	1,607
*Ultratech, Inc.	96,039	1,577
*Neoware Systems, Inc.	67,645	1,576
*^Transmeta Corp.	1,388,573	1,569
*Intrado Inc.	67,981	1,565
*Rackable Systems Inc.	54,813	1,561
*Aspen Technologies, Inc.	192,668	1,512
*Interwoven Inc.	178,405	1,511
CTS Corp.	135,617	1,500
*Harmonic, Inc.	308,576	1,497
*^ParkerVision, Inc.	163,156	1,485
*PortalPlayer Inc.	52,181	1,478
*TTM Technologies, Inc.	156,316	1,469
*Stratex Networks, Inc.	407,977	1,461
Syntel, Inc.	69,901	1,456
*Integrated Silicon Solution, Inc.	224,309	1,445
*Microtune, Inc.	346,217	1,444

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Sonic Solutions, Inc.	94,565	1,429
*The Ultimate Software Group, Inc.	74,466	1,420
*AMIS Holdings Inc.	133,166	1,418
*Actel Corp.	111,045	1,414
*RadiSys Corp.	81,240	1,409
*MRO Software Inc.	99,620	1,399
*^Universal Display Corp.	131,998	1,387
*SigmaTel Inc.	105,863	1,387
*Captiva Software Corp.	62,184	1,384
*Asyst Technologies, Inc.	240,239	1,374
*Packeteer, Inc.	176,721	1,373
*Forrester Research, Inc.	72,787	1,365
*IXYS Corp.	116,636	1,363
*Photon Dynamics, Inc.	74,239	1,357
*NetRatings, Inc.	109,448	1,349
*Zygo Corp.	91,731	1,348
*InFocus Corp.	329,160	1,320
*Applied Films Corp.	63,073	1,310
*Anaren, Inc.	83,346	1,303
*Echelon Corp.	164,207	1,286
*Presstek, Inc.	141,786	1,282
*Excel Technology, Inc.	51,633	1,228
*Dot Hill Systems Corp.	176,600	1,224
*24/7 Real Media, Inc.	166,218	1,220
*SI International Inc.	39,692	1,213
*Planar Systems, Inc.	144,606	1,210
*OSI Systems Inc.	65,600	1,206
*Agile Software Corp.	201,354	1,204
*EPIQ Systems, Inc.	64,561	1,197
*Manugistics Group, Inc.	683,002	1,195
*Mastec Inc.	113,954	1,193
*^Mindspeed Technologies, Inc.	506,816	1,191
*Measurement Specialties, Inc.	48,395	1,178
*Metrologic Instruments, Inc.	60,989	1,175
*Rimage Corp.	40,531	1,175
*Magma Design Automation, Inc.	138,459	1,164
*Tyler Technologies, Inc.	132,420	1,163
*Ditech Communications Corp.	139,133	1,162
*Ansoft Corp.	34,035	1,159
*^Applied Digital Solutions, Inc.	402,222	1,154
*Online Resources Corp.	104,258	1,152
*Chordiant Software, Inc.	433,877	1,137
*MapInfo Corp.	89,975	1,135
*EMCORE Corp.	151,775	1,126
*SupportSoft, Inc.	263,382	1,111
*Iomega Corp.	445,789	1,110
*InterVoice, Inc.	139,189	1,108
*Jupitermedia Corp.	74,893	1,107
*Neoforma, Inc.	110,387	1,093
*Covansys Corp.	80,169	1,091

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Hypercom Corp.	170,676	1,091
*MatrixOne, Inc.	218,169	1,089
*Art Technology Group, Inc.	552,902	1,084
*Calamp Corp.	102,775	1,078
*^RAE Systems, Inc.	306,373	1,075
*Actuate Software Corp.	341,070	1,071
*American Power Technology, Inc.	78,513	1,070
*Atheros Communications	82,043	1,067
*Oplink Communications, Inc.	72,904	1,057
*^MRV Communications Inc.	513,223	1,052
*PDF Solutions, Inc.	64,273	1,044
*Gerber Scientific, Inc.	108,348	1,037
*Fargo Electronics	53,700	1,034
*Mobility Electronics, Inc.	106,719	1,031
Bel Fuse, Inc. Class B	32,408	1,031
*Stellent Inc.	103,524	1,028
*Westell Technologies, Inc.	228,006	1,026
*Glenayre Technologies, Inc.	314,641	1,023
*Kanbay International Inc.	63,713	1,012
*ADE Corp.	41,888	1,008
*PC-Tel, Inc.	114,946	1,007
*^Viisage Technology, Inc.	56,756	999
*^Stratasys, Inc.	39,750	994
*Keynote Systems Inc.	76,678	985
*C-COR Inc.	202,433	984
*Lightbridge, Inc.	116,767	968
*MIPS Technologies, Inc.	167,468	951
*Digi International, Inc.	89,535	939
*Pixelworks, Inc.	184,813	939
*^FalconStor Software, Inc.	126,713	936
*^SpatiaLight, Inc.	269,006	933
SpectraLink Corp.	76,873	912
*^Convera Corp.	90,816	899
*Zhone Technologies	423,869	899
*Bell Microproducts Inc.	117,378	898
*Radiant Systems, Inc.	73,094	889
*SYNNEX Corp.	58,378	882
Allen Organ Co.	14,962	879
*Autobytel Inc.	177,140	875
*Pegasus Solutions Inc.	97,450	874
*August Technology Corp.	79,027	869
*Tumbleweed Communications Corp.	281,380	867
*Pericom Semiconductor Corp.	107,197	854
*SeaChange International, Inc.	107,246	847
*iPass Inc.	129,152	847
*NMS Communications Corp.	242,278	846
*EMS Technologies, Inc.	47,406	839
*ANADIGICS, Inc.	139,634	838
Keithley Instruments Inc.	59,843	837
*Lasercard Corp.	55,567	833

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Answerthink Consulting Group, Inc.	195,680	832
^Renaissance Learning, Inc.	43,757	827
*^Maxwell Technologies, Inc.	58,117	824
*^FARO Technologies, Inc.	41,161	823
X-Rite Inc.	80,718	807
*CyberSource Corp.	121,651	803
*COMARCO, Inc.	79,986	798
*^Terremark Worldwide, Inc.	169,896	790
*Bankrate, Inc.	26,555	784
*^GlobeTel Communications Corp.	210,633	777
*PLX Technology, Inc.	90,290	776
*^Telkonet, Inc.	187,069	776
Startek, Inc.	43,066	775
Integral Systems, Inc.	40,634	766
*RightNow Technologies Inc.	40,707	751
*NIC Inc.	121,449	748
*Rudolph Technologies, Inc.	57,399	739
*Semitool, Inc.	67,930	739
*EFJ, Inc.	72,756	738
*Tier Technologies, Inc.	99,696	732
Woodhead Industries, Inc.	52,696	731
*Computer Horizons Corp.	165,408	720
*Moldflow Corp.	51,434	717
*FSI International, Inc.	152,615	702
*PLATO Learning, Inc.	87,765	697
*Virage Logic Corp.	70,326	695
*Nu Horizons Electronics Corp.	68,663	693
*LeCroy Corp.	45,140	690
*ActivCard Corp.	196,197	685
*SBS Technologies, Inc.	67,820	683
*DDi Corp.	718,673	683
*Captaris Inc.	184,931	682
*Sirenza Microdevices, Inc.	147,177	678
*Phoenix Technologies Ltd.	106,334	666
*BindView Development Corp.	161,385	642
*^Avanex Corp.	467,543	641
*Netlogic Microsystems Inc.	23,100	629
*Embarcadero Technologies, Inc.	84,895	618
*Tollgrade Communications, Inc.	56,389	616
*QuickLogic Corp.	156,014	616
*Bottomline Technologies, Inc.	55,357	610
*Docucorp International, Inc.	95,106	606
Molex, Inc. Class A	24,564	604
*InterVideo Inc.	56,922	601
*JAMDAT Mobile Inc.	22,575	600
*Terayon Communications Systems, Inc.	258,953	598
*Catapult Communications Corp.	40,394	597
*California Micro Devices Corp.	91,339	595
*^8X8 Inc.	319,203	594
*Merix Corp.	81,534	589

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Network Equipment Technologies, Inc.	133,544	588
*TheStreet.com, Inc.	81,404	587
*Volterra Semiconductor Corp.	38,700	581
*^VASCO Data Security International, Inc.	57,455	567
*White Electronic Designs Corp.	110,740	566
*Telular Corp.	171,576	564
*Immersion Corp.	85,366	563
*Dynamics Research Corp.	35,571	550
*Superior Essex Inc.	27,155	547
*Carreker Corp.	108,199	540
*LivePerson, Inc.	96,075	539
*NetScout Systems, Inc.	98,757	538
*DTS Inc.	36,159	535
*Monolithic System Technology, Inc.	97,220	535
*Edgewater Technology, Inc.	89,997	531
*Radyne Comstream Inc.	35,795	522
*OPNET Technologies, Inc.	56,353	518
*Centillium Communications, Inc.	147,343	516
*^Napster, Inc.	145,494	512
*Concurrent Computer Corp.	269,226	509
*^Mechanical Technology Inc.	181,181	507
*Raindance Communications, Inc.	246,164	502
*iGATE Corp.	103,158	501
*^VA Software Corp.	281,203	501
*^Therma-Wave Inc.	344,422	493
*SimpleTech, Inc.	130,559	492
*Ceva, Inc.	78,501	491
*WatchGuard Technologies, Inc.	132,465	490
*Miva Inc.	98,862	489
*Airspan Networks Inc.	85,925	489
*ESS Technology, Inc.	140,847	483
^Lowrance Electronics, Inc.	18,349	481
*Corillian Corp.	173,504	472
*^NVE Corp.	32,201	470
*Monolithic Power Systems	31,300	469
*Quovadx, Inc.	189,441	457
*Ulticom, Inc.	46,089	452
*TechTeam Global, Inc.	44,589	448
*Aware, Inc.	100,623	447
*^Research Frontiers, Inc.	86,284	446
*^Infocrossing, Inc.	51,754	446
*Overland Storage, Inc.	54,176	434
Richardson Electronics, Ltd.	59,865	434
*PAR Technology Corp.	15,400	428
*Intevac, Inc.	31,922	421
*Greenfield Online, Inc.	70,797	415
*SM&A Corp.	50,407	415
*Cray Inc.	309,697	412
*Nanometrics Inc.	35,940	396
*Carrier Access Corp.	79,557	393

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Pegasystems Inc.	53,433	391
*Cyberguard Corp.	44,039	389
QAD Inc.	50,641	387
Printronix, Inc.	24,873	382
*Digimarc Corp.	64,527	381
*^On2 Technologies, Inc.	357,602	379
*MetaSolv, Inc.	129,614	376
*CCC Information Services Group	14,095	370
*Viewpoint Corp.	326,952	360
*Kintera Inc.	120,855	359
*Ampex Corp. Class A	17,507	357
*Indus International, Inc.	112,998	355
*ePlus Inc.	25,621	354
*^Endwave Corp.	29,869	352
*OpenTV Corp.	154,997	347
*Zomax Inc.	165,760	345
*Interlink Electronics Inc.	93,789	337
*Selectica, Inc.	118,115	337
*^Digital Angel Corp.	107,585	332
*Tut Systems, Inc.	111,117	332
*Interland, Inc.	74,669	331
*Hifn, Inc.	58,872	330
*AuthentiDate Holding Corp.	161,303	311
*Perficient, Inc.	34,400	307
*^HouseValues, Inc.	23,413	305
*^Sumtotal Systems Inc.	67,756	305
*Interactive Intelligence Inc.	58,466	298
*LookSmart, Ltd.	79,101	297
*SRS Labs, Inc.	44,800	295
*TransAct Technologies Inc.	37,019	292
*Innovex, Inc.	84,366	291
*Computer Task Group, Inc.	73,670	291
*CyberOptics Corp.	21,566	291
*Performance Technologies, Inc.	35,225	288
*Lantronix, Inc.	173,984	287
*Analysts International Corp.	117,320	282
American Software, Inc. Class A	42,600	279
*Visual Networks, Inc.	152,447	276
*WJ Communications, Inc.	167,095	271
*SAFLINK Corp.	342,553	271
*Acacia Research - Acacia Technologies	38,750	267
*^Saba Software, Inc.	65,482	267
*Applied Innovation Inc.	80,447	266
Bel Fuse, Inc. Class A	10,580	265
*Alliance Semiconductor Corp.	101,729	264
*Internap Network Services Corp.	598,571	257
*Mobius Management Systems, Inc.	36,750	247
*Vitria Technology, Inc.	89,108	237
*Ness Technologies Inc.	21,855	235
*Atari, Inc.	217,710	235

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*Motive, Inc.	76,087	235
*ONYX Software Corp.	54,649	235
*Wave Systems Corp.	344,909	235
*Video Display Corp.	18,439	225
*Optical Communication Products, Inc.	96,808	224
*Centra Software, Inc.	111,487	223
*SCM Microsystems, Inc.	63,851	218
*Ramtron International Corp.	108,592	217
*Avici Systems Inc.	53,815	210
Wireless Telecom Group, Inc.	79,219	210
*^Zix Corp.	109,636	209
Blackbaud, Inc.	12,210	209
*Catalyst Semiconductor, Inc.	40,550	197
*Management Network Group Inc.	81,917	196
*OYO Geospace Corp.	6,800	194
*GTSI Corp.	27,230	191
Frequency Electronics, Inc.	18,050	189
*^Bookham, Inc.	32,989	189
*Datalink Corp.	50,432	187
Sunrise Telecom Inc.	109,370	185
*PC Connection, Inc.	34,262	184
*Network Engines, Inc.	139,508	180
*Synplicity, Inc.	21,580	179
*Cherokee International Corp.	38,295	177
*^American Technology Corp.	52,847	175
*^The SCO Group, Inc.	42,029	166
*Pervasive Software Inc.	37,348	164
*Leadis Technology Inc.	30,755	158
*^WorldGate Communications, Inc.	75,801	156
*Intraware, Inc.	22,335	151
*Globecomm Systems, Inc.	24,075	149
*SAVVIS Communications Corp.	192,656	144
*Pemstar Inc.	93,821	139
*^Intelli-Check Inc.	34,650	135
*Superconductor Technologies Inc.	302,708	130
*Loudeye Corp.	307,590	120
Inforte Corp.	26,923	106
*Callidus Software Inc.	25,022	105
*^Ibis Technology Corp.	29,868	105
*Evolving Systems, Inc.	49,275	104
*^Telecommunication Systems, Inc.	46,952	103
*Micro Linear Corp.	55,004	99
*^Cosine Communications, Inc.	37,283	91
*BSQUARE Corp.	27,161	88
*^IPIX Corp.	52,203	87
*^NYFIX, Inc.	20,000	85
*^MTI Technology Corp.	68,919	84
*Rainmaker Systems, Inc.	29,328	83
*Somera Communications, Inc.	101,145	79
*Analex Corp.	26,863	78

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*^Icad Inc.	60,078	70
*Technology Solutions Co.	8,080	61
*^BroadVision, Inc.	119,139	58
*^Verso Technologies, Inc.	56,378	56
*Network-1 Security Solutions, Inc.	39,125	43
*LQ Corp. Inc.	15,985	28
*Dynabazaar, Inc.	65,665	24
*Apogee Technology, Inc.	24,550	22
*Direct Insite Corp.	30,651	19
*NeoMagic Corp.	1,236	11
*GSE Systems, Inc.	8,379	10
*eGain Communications Corp.	9,782	7
*FOCUS Enhancements, Inc.	9,110	6
*Verity, Inc.	408	5
*VIA NET.WORKS, Inc.	157,531	5
*Eagle Broadband, Inc.	50,400	5
*ISCO International, Inc.	10,333	3
*Auspex Systems, Inc.	116,823	2
*Media 100 Inc.	93,278	0
*Verilink Corp.	1	0
*VCampus Corp.	1	0

		10,264,588

Materials (3.2%)
E.I. du Pont de Nemours & Co.	4,526,895	192,393
Dow Chemical Co.	4,390,123	192,375
Alcoa Inc.	3,970,865	117,418
Newmont Mining Corp. (Holding Co.)	2,044,542	109,179
Monsanto Co.	1,222,575	94,786
Praxair, Inc.	1,471,619	77,937
Weyerhaeuser Co.	1,105,359	73,330
International Paper Co.	2,121,405	71,300
Phelps Dodge Corp.	441,295	63,489
Air Products & Chemicals, Inc.	1,009,372	59,745
Nucor Corp.	712,408	47,532
PPG Industries, Inc.	774,877	44,865
Freeport-McMoRan Copper & Gold, Inc. Class B	809,062	43,528
Rohm & Haas Co.	662,635	32,085
Ecolab, Inc.	875,758	31,764
Vulcan Materials Co.	467,780	31,692
United States Steel Corp.	520,616	25,026
Lyondell Chemical Co.	1,011,823	24,102
MeadWestvaco Corp.	840,585	23,562
Temple-Inland Inc.	489,288	21,945
*Sealed Air Corp.	378,347	21,252
Sigma-Aldrich Corp.	308,180	19,505
Eastman Chemical Co.	373,164	19,251
Ball Corp.	474,754	18,857
Ashland, Inc.	305,950	17,714

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

Engelhard Corp.	550,494	16,597
*Smurfit-Stone Container Corp.	1,164,267	16,498
Martin Marietta Materials, Inc.	212,529	16,305
*Pactiv Corp.	686,080	15,094
*Crown Holdings, Inc.	762,170	14,885
*Owens-Illinois, Inc.	699,406	14,716
Allegheny Technologies Inc.	377,007	13,602
Lubrizol Corp.	312,047	13,552
Chemtura Corp.	1,064,598	13,520
Louisiana-Pacific Corp.	480,091	13,188
Bemis Co., Inc.	466,484	13,001
Sonoco Products Co.	428,004	12,583
International Flavors & Fragrances, Inc.	364,663	12,216
Florida Rock Industries, Inc.	224,795	11,028
Valspar Corp.	443,200	10,934
Airgas, Inc.	314,661	10,352
Scotts Miracle-Gro Co.	215,776	9,762
Cabot Corp.	270,608	9,688
RPM International, Inc.	537,533	9,337
*The Mosaic Co.	613,165	8,971
^Cleveland-Cliffs Inc.	100,765	8,925
*FMC Corp.	165,930	8,822
Packaging Corp. of America	381,601	8,758
Cytec Industries, Inc.	179,309	8,540
Commercial Metals Co.	227,385	8,536
AptarGroup Inc.	162,340	8,474
Lafarge North America Inc.	147,524	8,117
Bowater Inc.	258,331	7,936
Reliance Steel & Aluminum Co.	128,788	7,872
Carpenter Technology Corp.	101,968	7,186
Celanese Corp. Series A	368,434	7,044
Albemarle Corp.	183,265	7,028
*^Huntsman Corp.	405,707	6,986
*Headwaters Inc.	192,791	6,833
Potlatch Corp.	132,452	6,752
Olin Corp.	330,923	6,513
Worthington Industries, Inc.	327,747	6,296
*Nalco Holding Co.	353,231	6,256
Eagle Materials, Inc.	50,172	6,139
Steel Dynamics, Inc.	169,131	6,006
Quanex Corp.	116,042	5,799
*Hercules, Inc.	493,391	5,575
Texas Industries, Inc.	105,007	5,234
Minerals Technologies, Inc.	93,171	5,207
*Coeur d'Alene Mines Corp.	1,174,750	4,699
Georgia Gulf Corp.	146,684	4,462
*Oregon Steel Mills, Inc.	150,122	4,417
*^Titanium Metals Corp.	68,430	4,329
Longview Fibre Co.	203,349	4,232
H.B. Fuller Co.	130,905	4,198

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

*AK Steel Corp.	477,206	3,794
Silgan Holdings, Inc.	104,592	3,778
*RTI International Metals, Inc.	99,090	3,760
Eagle Materials, Inc. Class B	31,002	3,651
*Aleris International Inc.	112,644	3,632
*Symyx Technologies, Inc.	130,062	3,549
*W.R. Grace & Co.	375,497	3,530
Sensient Technologies Corp.	192,601	3,448
Ferro Corp.	182,086	3,416
Spartech Corp.	152,209	3,341
MacDermid, Inc.	118,785	3,314
Greif Inc. Class A	49,399	3,274
*Chaparral Steel Co.	107,726	3,259
Compass Minerals International	126,156	3,096
*PolyOne Corp.	474,524	3,051
A. Schulman Inc.	137,257	2,954
Arch Chemicals, Inc.	97,053	2,902
*Century Aluminum Co.	109,709	2,875
Schnitzer Steel Industries, Inc. Class A	93,717	2,867
^Royal Gold, Inc.	81,367	2,826
*Stillwater Mining Co.	240,908	2,787
Glatfelter	193,632	2,748
Wausau Paper Corp.	220,304	2,611
^Ryerson Tull, Inc.	101,039	2,457
*^Apex Silver Mines Ltd.	151,500	2,409
Gibraltar Industries Inc.	100,681	2,310
*OM Group, Inc.	122,483	2,298
Deltic Timber Corp.	43,938	2,279
*Hecla Mining Co.	536,513	2,178
*Brush Engineered Materials Inc.	127,628	2,029
Metal Management, Inc.	82,151	1,911
AMCOL International Corp.	91,106	1,869
*Terra Industries, Inc.	320,232	1,793
Neenah Paper Inc.	62,858	1,760
*NewMarket Corp.	68,205	1,668
Rock-Tenn Co.	121,706	1,661
Myers Industries, Inc.	113,306	1,652
Schweitzer-Mauduit International, Inc.	62,885	1,558
Chesapeake Corp. of Virginia	82,941	1,408
Steel Technologies, Inc.	49,167	1,376
American Vanguard Corp.	51,260	1,205
*Buckeye Technology, Inc.	135,080	1,087
*Omnova Solutions Inc.	226,389	1,087
*Caraustar Industries, Inc.	123,317	1,072
*Maxxam Inc.	29,944	1,050
Westlake Chemical Corp.	35,814	1,032
NL Industries, Inc.	71,403	1,006
*A.M. Castle & Co.	45,513	994
Roanoke Electric Steel Corp.	41,986	991
*Pioneer Cos., Inc.	31,707	950

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*U.S. Concrete, Inc.	99,562	944
Wellman, Inc.	139,040	943
*Graphic Packaging Corp.	407,342	929
*Material Sciences Corp.	63,328	893
*Olympic Steel, Inc.	34,926	868
Great Northern Iron Ore	5,900	822
NN, Inc.	74,766	793
Calgon Carbon Corp.	139,230	792
Quaker Chemical Corp.	40,175	773
*Northwest Pipe Co.	28,197	756
Balchem Corp.	25,100	748
Hawkins, Inc.	49,958	699
Stepan Co.	24,870	669
*Landec Corp.	78,603	612
Penford Corp.	47,853	584
Pope & Talbot, Inc.	67,509	562
*AEP Industries, Inc.	22,100	552
*Wheeling-Pittsburgh Corp.	59,952	541
*^Mercer International Inc.	64,400	506
*Webco Industries, Inc.	7,450	495
*^Zoltek Cos., Inc.	56,282	494
*^Altair Nanotechnology	225,400	457
*Lesco, Inc.	26,837	410
Summa Industries	47,059	367
*Constar International Inc.	101,691	356
Octel Corp.	14,200	231
*^Nonophase Technologies Corp.	38,232	216
Packaging Dynamics Corp.	18,901	211
*American Pacific Corp.	25,914	178
*^Liquidmetal Technologies Inc.	181,249	159
Atlantis Plastics, Inc. Class A	18,088	131
*Eden Bioscience Corp.	204,135	118
*Peak International Ltd.	36,400	96
Rock of Ages Corp.	17,600	76
*Continental Materials Corp.	2,500	73
*Canyon Resources Corp.	7,000	5
*General Chemical Group Inc.	17,001	0

		2,063,244

Telecommunication Services (2.7%)
AT&T Inc.	17,782,395	435,491
Verizon Communications Inc.	12,584,340	379,040
Sprint Nextel Corp.	12,781,638	298,579
BellSouth Corp.	8,339,189	225,992
Alltel Corp.	1,568,088	98,946
*American Tower Corp. Class A	1,820,170	49,327
*Qwest Communications International Inc.	7,119,776	40,227
*NII Holdings Inc.	619,206	27,047
*Crown Castle International Corp.	990,537	26,655

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

MCI Inc.	1,118,535	22,069
*Telewest Global, Inc.	895,899	21,340
Citizens Communications Co.	1,567,686	19,173
*Nextel Partners, Inc.	676,295	18,896
CenturyTel, Inc.	566,040	18,770
*Alamosa Holdings, Inc.	635,314	11,823
*^Level 3 Communications, Inc.	3,033,084	8,705
Telephone & Data Systems, Inc.	231,234	8,331
Telephone & Data Systems, Inc.—Special Common	236,379	8,181
*Leap Wireless International, Inc.	210,745	7,983
PanAmSat Holding Corp.	253,890	6,220
*SBA Communications Corp.	334,298	5,984
*NeuStar, Inc. Class A	169,533	5,169
*Cincinnati Bell Inc.	1,308,805	4,594
*Dobson Communications Corp.	586,939	4,402
*U.S. Cellular Corp.	73,827	3,647
*Price Communications Corp.	232,131	3,452
*UbiquiTel Inc.	338,757	3,350
Commonwealth Telephone Enterprises, Inc.	96,978	3,275
*IDT Corp. Class B	244,654	2,862
*Premiere Global Services, Inc.	284,349	2,312
*General Communication, Inc.	222,153	2,295
USA Mobility, Inc.	82,466	2,286
*Time Warner Telecom Inc.	194,031	1,911
*Centennial Communications Corp. Class A	110,647	1,717
*^Broadwing Corp.	251,290	1,520
^Valor Communications Group, Inc.	129,401	1,475
Surewest Communications	55,737	1,470
New Skies Satellites Holdings Ltd.	60,252	1,312
*Talk America Holdings, Inc.	143,010	1,234
*Syniverse Holdings Inc.	58,208	1,217
*^Cogent Communications Group, Inc.	213,895	1,174
Shenandoah Telecommunications Co.	29,200	1,163
Alaska Communications Systems Holdings, Inc.	109,519	1,113
North Pittsburgh Systems, Inc.	58,480	1,104
*Wireless Facilities, Inc.	200,172	1,021
CT Communications, Inc.	67,994	825
Iowa Telecommunications Services Inc.	52,625	815
*@ Road, Inc.	153,435	802
*IDT Corp.	64,834	749
*Suncom Wireless Holdings, Inc. Class A	245,016	679
*LCC International, Inc. Class A	181,617	592
Warwick Valley Telephone Co.	25,958	496
*^Primus Telecommunications Group, Inc.	660,170	495
*Arbinet Holdings, Inc.	67,723	475
Hector Communications Corp.	16,669	472
FairPoint Communications, Inc.	39,328	407
Atlantic Tele-Network, Inc.	9,646	404
D&E Communications, Inc.	48,461	404
Hickory Tech Corp.	48,428	382

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

*^InPhonic, Inc.	27,167	236
*US LEC Corp. Class A	73,225	125
*Pac-West Telecom, Inc.	113,496	110
*Covista Communications, Inc.	71,737	87
*Boston Communications Group, Inc.	72,933	82
*^Metro One Telecommunications, Inc.	110,426	40
*FiberNet Telecom Group, Inc.	5,133	8
*Trinsic Inc.	4,344	2
*ITC^DeltaCom, Inc.	888	1

		1,802,542

Utilities (3.4%)
Exelon Corp.	3,051,514	162,157
Dominion Resources, Inc.	1,551,042	119,740
Southern Co.	3,399,182	117,374
Duke Energy Corp.	4,216,178	115,734
TXU Corp.	2,076,074	104,198
FirstEnergy Corp.	1,501,263	73,547
FPL Group, Inc.	1,704,288	70,830
Public Service Enterprise Group, Inc.	1,087,769	70,672
American Electric Power Co., Inc.	1,751,660	64,969
Entergy Corp.	944,798	64,860
PG&E Corp.	1,719,391	63,824
Edison International	1,409,246	61,457
Consolidated Edison Inc.	1,112,102	51,524
PPL Corp.	1,727,955	50,802
Progress Energy, Inc.	1,087,465	47,761
Ameren Corp.	927,754	47,538
Sempra Energy	1,051,167	47,134
Constellation Energy Group, Inc.	812,035	46,773
*AES Corp.	2,829,117	44,785
Cinergy Corp.	860,843	36,551
DTE Energy Co.	795,354	34,351
Xcel Energy, Inc.	1,841,157	33,988
Questar Corp.	387,185	29,310
KeySpan Corp.	794,093	28,341
NiSource, Inc.	1,247,774	26,029
*Allegheny Energy, Inc.	742,687	23,506
Wisconsin Energy Corp.	533,545	20,840
SCANA Corp.	494,724	19,482
Equitable Resources, Inc.	530,031	19,447
Pepco Holdings, Inc.	864,532	19,340
*NRG Energy, Inc.	397,832	18,746
Pinnacle West Capital Corp.	450,801	18,641
CenterPoint Energy Inc.	1,276,796	16,407
TECO Energy, Inc.	950,535	16,330
MDU Resources Group, Inc.	492,797	16,134
Aqua America, Inc.	587,278	16,033
Energy East Corp.	673,967	15,366

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

DPL Inc.	581,467	15,124
Alliant Energy Corp.	535,067	15,003
*CMS Energy Corp.	1,003,656	14,563
*Reliant Energy, Inc.	1,378,959	14,231
NSTAR	487,340	13,987
Northeast Utilities	672,154	13,235
AGL Resources Inc.	334,868	11,657
ONEOK, Inc.	437,486	11,650
Energen Corp.	317,839	11,544
National Fuel Gas Co.	367,194	11,453
OGE Energy Corp.	414,484	11,104
Puget Energy, Inc.	530,111	10,825
*Southern Union Co.	433,161	10,236
WPS Resources Corp.	182,622	10,101
UGI Corp. Holding Co.	478,455	9,856
Atmos Energy Corp.	369,977	9,679
Great Plains Energy, Inc.	343,559	9,606
Vectren Corp.	350,331	9,515
Hawaiian Electric Industries Inc.	366,868	9,502
Westar Energy, Inc.	396,458	8,524
^Piedmont Natural Gas, Inc.	348,521	8,420
NICOR Inc.	202,968	7,979
PNM Resources Inc.	299,636	7,338
*Sierra Pacific Resources	541,892	7,066
WGL Holdings Inc.	223,038	6,705
*Aquila, Inc.	1,720,047	6,192
Peoples Energy Corp.	174,787	6,130
*Dynegy, Inc.	1,236,802	5,986
ALLETE, Inc.	132,317	5,822
Duquesne Light Holdings, Inc.	355,386	5,800
IDACORP, Inc.	193,937	5,682
New Jersey Resources Corp.	124,889	5,232
NorthWestern Corp.	165,842	5,153
UniSource Energy Corp.	161,835	5,049
Black Hills Corp.	141,626	4,902
Cleco Corp.	226,678	4,726
Southwest Gas Corp.	172,325	4,549
*El Paso Electric Co.	212,675	4,475
Northwest Natural Gas Co.	126,794	4,334
Avista Corp.	202,115	3,579
South Jersey Industries, Inc.	120,108	3,500
Otter Tail Corp.	108,365	3,140
CH Energy Group, Inc.	67,059	3,078
California Water Service Group	78,375	2,996
American States Water Co.	92,529	2,850
UIL Holdings Corp.	60,711	2,792
MGE Energy, Inc.	78,225	2,653
The Laclede Group, Inc.	85,849	2,508
Empire District Electric Co.	108,901	2,214
SJW Corp.	30,517	1,389

Vanguard Total Stock Market Index Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value• ($000)

EnergySouth, Inc.	48,254	1,292
Connecticut Water Services, Inc.	51,011	1,250
Cascade Natural Gas Corp.	49,655	969
Central Vermont Public Service Corp.	51,668	931
Middlesex Water Co.	51,696	896
York Water Co.	30,300	783
Southwest Water Co.	54,560	781
Chesapeake Utilities Corp.	25,244	778
Green Mountain Power Corp.	21,763	626
*Cadiz Inc	17,568	378
*Semco Energy Inc.	52,650	296
Ormat Technologies Inc.	9,800	256
Maine & Maritimes Corp.	14,254	221
UNITILI Corp.	1,500	38
		2,217,650

Total Common Stocks
(Cost $54,266,927)		64,883,465

Vanguard Total Stock Market Index Fund Schedule of Investments December 31, 2005
	Shares	Market Value• ($000)

Temporary Cash Investments (1.9%)[1]

Money Market Fund (1.9%)
[2]Vanguard Market Liquidity Fund, 4.274%	626,296,694	626,297
[2]Vanguard Market Liquidity Fund, 4.274%	631,849,773	631,850

		1,258,147

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
[3]Federal National Mortgage Assn
[4]3.969%, 1/11/06	30,000	29,972

Total Temporary Cash Investments
(Cost $1,288,114)		1,288,119

Total Investments (101.1%)
(Cost $55,555,041)		66,171,584

Other Assets and Liabilities Net (-1.1%)		-752,011

Net Assets (100%)		65,419,573

  *Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4Securities with a value of $29,972,000 have been segregated as initial margin for open futures contracts.
  REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Total Stock Market Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Stock Market Index Fund (a separate fund of Vanguard Index Fund, the “Fund”) as of December 31, 2005, and for the year then ended and have issued our unqualified report thereon dated February 9, 2006. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2005. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 9, 2006

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA850 022006

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total Stock Market Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund, the “Funds”) as of December 31, 2005, and for the year then ended and have issued our unqualified reports thereon dated February 9, 2006 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds’ schedules of investments as of December 31, 2005 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 9, 2006

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.